UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Funds Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:        September 30, 2005

Date of reporting period:       September 30, 2005

ITEM 1. REPORT TO SHAREHOLDERS



                                                          [LOGO]
                                                          WELLS
                                                          FARGO  ADVANTAGE FUNDS

                                                              SEPTEMBER 30, 2005

                                                                   Annual Report

         WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

         Wells Fargo Advantage Asia Pacific Fund

         Wells Fargo Advantage Overseas Fund

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ...................................................     1
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PERFORMANCE HIGHLIGHTS
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   ASIA PACIFIC FUND .....................................................     2
   OVERSEAS FUND .........................................................     4

FUND EXPENSES ............................................................     6
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PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
   ASIA PACIFIC FUND .....................................................     7
   OVERSEAS FUND .........................................................    10

FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
   STATEMENTS OF ASSETS AND LIABILITIES ..................................    14
   STATEMENTS OF OPERATIONS ..............................................    16
   STATEMENTS OF CHANGES IN NET ASSETS ...................................    18
   FINANCIAL HIGHLIGHTS ..................................................    20
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NOTES TO FINANCIAL STATEMENTS ............................................    22
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REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ..................    28
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OTHER INFORMATION (UNAUDITED) ............................................    29
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LIST OF ABBREVIATIONS ....................................................    35
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               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
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THIS PAGE IS INTENTIONALLY LEFT BLANK --

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LETTER TO SHAREHOLDERS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE FUNDS INTERNATIONAL STOCK FUNDS annual report for the period ending September 30, 2005. Many of our shareholders received an annual report for these funds less than 12 months ago. The reason for this is that a number of the funds involved in the merger of the WELLS FARGO FUNDS(R) and the Strong Funds in April of 2005 had different fiscal year-end dates. We are in the process of aligning the fiscal year-end dates of our funds in such a manner that, going forward, shareholder reports will be paced every six and twelve months. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, and facts and figures about each Fund's portfolio.

WEAK U.S. DOLLAR HELPS INTERNATIONAL STOCKS
--------------------------------------------------------------------------------

      International stocks finished 2004 with an impressive showing in the fourth quarter. However, more than half of the 15.3% gain in the Morgan Stanley International Europe, Australasia and Far East Index (MSCI EAFE)* benchmark was due to a weak U.S. dollar. By the first quarter of 2005, dollar-based returns of the MSCI EAFE Index were buoyed by gains in overseas markets, rather than by a weakening U.S. dollar. The dollar's strength continued to weigh on the performance of international stocks in the second quarter of 2005. However, weak dollar-based returns masked strength in European and several overseas markets, amid attractive valuations and relatively strong earnings prospects from a weaker euro and from cost cutting potential in the corporate sector. The reporting period ended with international equities performing even more impressively in the third quarter, leaving the MSCI EAFE Index posting double-digit returns of more than 20% for the year. The Australian and Japanese markets had a strong showing during the reporting period and the energy sector, as in the U.S. markets, had significant positive performance.

U.S. ECONOMIC SETBACK FROM HURRICANES
--------------------------------------------------------------------------------

      At the start of the reporting period, the economy was on track for broad-based growth, but lost steam midway through with rising interest rates and higher energy costs threatening economic expansion. Growth slowed to an estimated 3.3% rate in the second quarter, down from the first quarter's 3.8% rate. The reporting period ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita. The damage they did to U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and threatens to further slow economic growth in the fourth quarter.

      Interest rates continued to push higher during the reporting period, with the Federal Reserve continuing its successive rate hikes through the second and third quarters of 2005, ending the period with the Federal funds target rate at 3.75%.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      With worries over hurricane-related disruptions to energy supplies, historically high fuel costs, and a continuing rise in interest rates, this year is shaping up to end markedly different from the financial market highs we experienced at the end of last year. But just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets.

      That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our sub-advisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results offer our investors the firm footing they need to navigate changing market conditions as they move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

      *The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE ASIA PACIFIC FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE ASIA PACIFIC FUND (the Fund) seeks long-term capital appreciation.

ADVISER                              SUB-ADVISER
     Wells Fargo Funds Management,         Wells Capital Management Incorporated
     LLC

FUND MANAGER                         INCEPTION DATE
     Anthony L. T. Cragg                   12/31/1993

HOW DID THE FUND PERFORM OVER THE NINE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 15.38%(1) for the nine-month period ending September 30, 2005, outperforming its benchmark, the MSCI AC (All Country) Pacific ex Japan Index(2), which returned 12.02% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Although there were relatively few favorable macroeconomic trends to capture during the past nine months, the Fund's positive performance was due to a stock-selection process that helped us identify attractive individual investment opportunities. In addition, during the third quarter of 2005, Asian equities regained some momentum and appeared to shrug off investors' concerns. Short-term stability in oil prices renewed interest from international investors, and, most importantly, the early signs of a recovery in the Japanese economy and stock market helped lift Asian stocks.

      On the negative side, during the first two quarters of 2005 the negative factors included constrained global stock values, including sharply higher oil prices, a decreased appetite for risk, and profit-taking by investors in the U.S. dollar who wanted to benefit from its strengthening against Asian currencies. Investors also continued to struggle with slowing economic growth, especially a mild but noticeable cooling of the red-hot Chinese economy. Lastly, the Fund's fewer holdings in the surprisingly strong South Korean market detracted from performance.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our most significant change was to substantially add to the portfolio's Japanese exposure. Following a decade of recession and false starts, we believe Japan's current economic recovery will continue. Our optimism led us to invest nearly 30% of the portfolio in Japan, up from less than 18% at the beginning of the period. We also increased the Fund's weighting in Hong Kong and China from 7% of the portfolio to more than 12%, as we believed that a number of Chinese stocks had become oversold and offered attractive valuations. Elsewhere, Singapore remained an important market for the Fund, with about 20% of portfolio assets invested in the country.

      In managing the portfolio, we seek to take advantage of both value and growth investment opportunities when we believe it is appropriate to do so. In more growth-oriented markets, such as Thailand and Hong Kong, for example, we saw substantial appreciation from our growth-oriented stocks. By contrast, in a turnaround situation such as Japan, we benefited most from value-oriented stocks, especially banks and property companies that were focused on the domestic market.

      During the period we saw a number of opportunities in the hospital industry, which we saw as a growth area for increasingly affluent and demanding Asian consumers. We particularly benefited from investments in Apollo Hospitals Enterprise in India, Pantai Holdings in Malaysia, and Bangkok Dusit Medical Service in Thailand. A second important investment theme was our focus on gold and precious metal stocks, which were helped by stronger gold and metal prices, driven in part by higher Chinese demand. During the period, we benefited from positions in Oxiana -- which is listed in Australia but has mining interests in Laos and Thailand -- and Zijin Mining Group in China.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that Asian stock markets continue to offer attractive valuations and growth potential, and may continue to outperform other regions. Although China's economy will likely continue to hit speed bumps throughout the next several decades, we are clearly witnessing the emergence of a new world economic power. We believe that similar developments in another Asian superpower, India, and the gradual recovery of the region's former economic leader, Japan, may continue to propel Asian equity values for the foreseeable future.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK AND REGIONAL RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE ASIA PACIFIC FUND.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                  6-Month*    9-Month*    1-Year    5-Year    10-Year
                                                  --------    --------    ------    ------    -------
Asia Pacific Fund - Investor Class                  13.60       15.38      31.90     9.68       4.36
Benchmark
  MSCI AC (All Country) Pacific ex Japan Index(2)    9.23%      12.02%     19.79%    3.72%     (0.09)%

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.98
Price to Earnings Ratio (trailing 12 months)                              17.50x
Price to Book Ratio                                                        2.13x
Median Market Cap. ($B)                                                  $ 0.49
Portfolio Turnover                                                          117%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Emerging Markets                                                           (12%)
Japan                                                                      (30%)
Southeast Asia                                                             (44%)
United Kingdom                                                              (2%)
Asia                                                                        (4%)
Australia                                                                   (8%)

TEN LARGEST EQUITY HOLDINGS(3), (4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Mitsubishi UFJ Financial Group Incorporated                                3.30%
Mizuho Financial Group Incorporated                                        3.00%
Zijin Mining Group Company Limited Class H                                 2.75%
Sumitomo Realty & Development Company Limited                              2.51%
Mitsubishi Estate Company Limited                                          2.35%
Komatsu Limited                                                            2.33%
Jafco Company Limited                                                      2.24%
NTT DoCoMo Incorporated                                                    2.23%
Nikko Cordial Corporation                                                  2.22%
Newcrest Mining Limited                                                    2.18%

GROWTH OF $10,000 INVESTMENT(5)  (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

               WELLS FARGO ADVANTAGE ASIA PACIFIC
Date                 FUND - INVESTOR CLASS           MSCI AC (ALL COUNTRY) PACIFIC EX JAPAN INDEX
               ----------------------------------    --------------------------------------------
9/30/1995                     10000                                     10,000
10/31/1995                     9795                                      9,797
11/30/1995                     9733                                      9,709
12/31/1995                    10111                                     10,240
1/31/1996                     10731                                     11,108
2/29/1996                     10689                                     11,209
3/31/1996                     10804                                     11,219
4/30/1996                     11408                                     11,609
5/31/1996                     11186                                     11,553
6/30/1996                     11188                                     11,342
7/31/1996                     10398                                     10,576
8/31/1996                     10484                                     10,846
9/30/1996                     10451                                     10,981
10/31/1996                    10163                                     10,606
11/30/1996                    10462                                     11,171
12/31/1996                    10324                                     11,305
1/31/1997                     10345                                     11,349
2/28/1997                     10605                                     11,615
3/31/1997                     10194                                     11,098
4/30/1997                     10097                                     11,032
5/31/1997                     10594                                     11,398
6/30/1997                     10729                                     11,816
7/31/1997                     10599                                     11,922
8/31/1997                      9382                                      9,854
9/30/1997                      9187                                      9,767
10/31/1997                     7982                                      7,744
11/30/1997                     7439                                      7,288
12/31/1997                     7124                                      7,041
1/31/1998                      7026                                      6,552
2/28/1998                      7463                                      7,765
3/31/1998                      7341                                      7,625
4/30/1998                      7110                                      7,014
5/31/1998                      6427                                      6,054
6/30/1998                      5822                                      5,428
7/31/1998                      5789                                      5,436
8/31/1998                      4986                                      4,844
9/30/1998                      5184                                      5,160
10/31/1998                     5976                                      6,317
11/30/1998                     6681                                      6,784
12/31/1998                     6901                                      6,959
1/31/1999                      6945                                      6,741
2/28/1999                      6703                                      6,607
3/31/1999                      7418                                      7,410
4/30/1999                      8618                                      8,465
5/31/1999                      8750                                      8,363
6/30/1999                     10192                                      9,683
7/31/1999                     10423                                      9,679
8/31/1999                     10324                                      9,848
9/30/1999                     10225                                      8,998
10/31/1999                    10588                                      9,303
11/30/1999                    12118                                     10,194
12/31/1999                    13527                                     10,808
1/31/2000                     13026                                     10,794
2/29/2000                     13915                                     10,569
3/31/2000                     13618                                     10,845
4/30/2000                     11375                                     10,033
5/31/2000                      9952                                      9,267
6/30/2000                     10783                                      9,634
7/31/2000                     10123                                      9,269
8/31/2000                     10806                                      9,109
9/30/2000                      9656                                      8,257
10/31/2000                     8870                                      7,710
11/30/2000                     8779                                      7,453
12/31/2000                     8530                                      7,271
1/31/2001                      8853                                      8,206
2/28/2001                      8554                                      7,983
3/31/2001                      7656                                      7,288
4/30/2001                      8003                                      7,102
5/31/2001                      7955                                      7,014
6/30/2001                      7848                                      6,846
7/31/2001                      7381                                      6,635
8/31/2001                      7632                                      6,609
9/30/2001                      6520                                      5,685
10/31/2001                     6639                                      6,022
11/30/2001                     7321                                      6,763
12/31/2001                     7463                                      7,417
1/31/2002                      7862                                      7,714
2/28/2002                      7983                                      7,831
3/31/2002                      8260                                      8,298
4/30/2002                      8490                                      8,248
5/31/2002                      8804                                      7,853
6/30/2002                      8405                                      7,428
7/31/2002                      7862                                      7,442
8/31/2002                      7657                                      7,198
9/30/2002                      6908                                      6,517
10/31/2002                     6690                                      6,735
11/30/2002                     6980                                      7,117
12/31/2002                     6883                                      6,743
1/31/2003                      6749                                      6,592
2/28/2003                      6676                                      6,153
3/31/2003                      6518                                      5,790
4/30/2003                      6640                                      5,825
5/31/2003                      7321                                      6,058
6/30/2003                      7917                                      6,371
7/31/2003                      8379                                      7,166
8/31/2003                      9254                                      7,600
9/30/2003                      9850                                      7,450
10/31/2003                    10580                                      7,900
11/30/2003                    10349                                      7,695
12/31/2003                    11030                                      8,107
1/31/2004                     11374                                      8,855
2/29/2004                     11657                                      9,233
3/31/2004                     12262                                      8,893
4/30/2004                     11683                                      8,795
5/31/2004                     11215                                      8,434
6/30/2004                     11449                                      8,214
7/31/2004                     11054                                      7,980
8/31/2004                     11202                                      8,296
9/30/2004                     11621                                      8,275
10/31/2004                    11818                                      8,028
11/30/2004                    12841                                      8,520
12/31/2004                    13286                                      8,849
1/31/2005                     13728                                      9,229
2/28/2005                     14092                                      9,663
3/31/2005                     13494                                      9,075
4/30/2005                     13335                                      9,289
5/31/2005                     13348                                      9,547
6/30/2005                     13667                                      9,589
7/31/2005                     14239                                      9,968
8/31/2005                     14425                                      9,623
9/30/2005                     15329                                      9,913

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE ASIA PACIFIC FUND for periods prior to April 11, 2005 reflects the performance of the Investor Class shares of the Strong Asia Pacific Fund, its predecessor fund.

(2) MSCI AC (All Country) Pacific ex Japan Index is a free float-adjusted market capitalization index that is designed to measure equity market performance in the Pacific region, excluding Japan. You cannot invest directly in an Index.

(3) Fund characteristics, portfolio holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and portfolio composition.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE ASIA PACIFIC FUND Investor Class shares for the most recent ten years with the MSCI AP
Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE OVERSEAS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE OVERSEAS FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,         New Star Institutional Managers
      LLC                                   Limited

FUND MANAGERS                          INCEPTION DATE
      Mark Beale                            6/30/1998
      Richard Lewis

HOW DID THE FUND PERFORM OVER THE NINE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 5.93%(1) for the nine-month period ended September 30, 2005, underperforming its benchmark, the MSCI EAFE Index(2), which returned 9.08% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      FROM TIME TO TIME, THE FUND'S PERFORMANCE WAS SIGNIFICANTLY ENHANCED THROUGH INVESTMENTS IN INITIAL PUBLIC OFFERINGS (IPOS). THE EFFECT OF IPOS PURCHASED WHEN THE FUND'S ASSET BASE WAS SMALL MAY HAVE BEEN MAGNIFIED. INVESTORS SHOULD NOT EXPECT THAT SUCH ENHANCED RETURNS CAN BE CONSISTENTLY ACHIEVED. PLEASE CONSIDER THIS BEFORE INVESTING.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      International equity markets were very strong during the past nine months, although many of the gains were eroded by currency weakness relative to the U.S. dollar. Country selection was a negative influence on Fund performance along with an overweighting in Europe (excluding the U.K) as the weak euro undermined returns in the region. In addition, sector selection detracted from results during the period because of the Fund's overweighting in the health care and information technology sectors, which failed to match the strong returns of materials and industrials. Specifically, the Fund's holdings Singapore Press, Taiwan Semiconductor, and Ajinomoto (Japan) delivered disappointing returns.

      Conversely, our underweighted position in United Kingdom (U.K.) stocks compared to the benchmark contributed positively to results. The Fund's energy overweighting helped results during a year of sharply rising oil prices and at the individual security level, the Fund benefited most from its holdings in Woodside Petroleum (Australia), Indra Sistemas (Spain), and aerospace and engine manufacturer Rolls Royce (U.K.).

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our biggest changes were to the Fund's sector weightings. We continued to add to our health care exposure as we sought companies with strong and improving returns on invested capital. Purchases in this sector included pharmaceutical names AstraZeneca and GlaxoSmithKline in the U.K., and Roche Holding and Novartis in Switzerland. We believe these securities could continue to deliver strong returns that may help if the economy were to decline. For similar reasons, we bought several new technology positions -- semiconductor manufacturing equipment maker ASML Holding (The Netherlands), systems integration and consulting firm Cap Gemini (France), mobile phone maker Nokia (Finland), and consumer electronics maker Samsung Electronics (South Korea). We believe that health care and technology company earnings are more likely to be resilient than those of more cyclically oriented materials and industrial sectors.

      We maintained the portfolio's energy overweighting compared to the benchmark and added several new names, including Woodside Petroleum (Australia) and Lukoil (Russia), both of which we believe offer attractive levels of energy reserves to support potential production increases. These purchases were partially funded through the sale of shares in oil giant BP (U.K.) and Encana (Canada).

      Elsewhere, we reduced our holdings in the materials and industrials sector with sales of mining company BHP Billiton (U.K.), conglomerate Mitsui & Co. (Japan), machinery manufacturer THK Co. (Japan), and automobile safety equipment maker Autoliv (Sweden). By contrast, we added to our telecommunications exposure by purchasing shares of U.K. wireless communications company Vodafone Group.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The portfolio remains positioned for a slowdown in corporate profits and earnings expectations. The earnings outlook seems less assured to us than consensus estimates might indicate. The Fund's larger holdings of technology and health care stocks reflect our expectation that eroding profits could lead investors to favor companies that can provide steady earnings potential. We also are overweighted in energy stocks because we see the potential for higher returns on invested capital stemming from tight supplies relative to demand. We have significantly fewer holdings in industrial and materials stocks compared to the benchmark, however, because we have concerns about the sustainability of their profits.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE OVERSEAS FUND.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                                                      Life of
                                                              6-Month*   9-Month*   1-Year   5-Year     Fund
                                                              --------   --------   ------   ------   -------
Overseas Fund - Investor Class (Incept. Date 6/30/98)           6.72       5.93      19.41   (2.11)     5.39
Overseas Fund - Institutional Class (Incept. Date 12/31/02)     6.93       6.30      20.32   (1.79)     5.63
Benchmark
   MSCI EAFE Index(2)                                           9.26       9.08      25.79    3.16      4.27

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.96
Price to Earnings Ratio (trailing 12 months)                              43.48x
Price to Book Ratio                                                        2.50x
Median Market Cap. ($B)                                                 $ 14.59
Portfolio Turnover                                                          111%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

USA                                                                         (1%)
Australia                                                                   (2%)
Continental Europe                                                         (48%)
Emerging Markets                                                            (2%)
Japan                                                                      (20%)
Southeast Asia                                                              (7%)
United Kingdom                                                             (20%)

TEN LARGEST EQUITY HOLDINGS(3), (4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Total SA                                                                   2.86%
Roche Holding AG                                                           2.49%
Aeon Company Limited                                                       2.23%
Royal Dutch Shell plc ADR Class A                                          2.21%
ENI SpA                                                                    2.19%
NTT DoCoMo Incorporated                                                    2.14%
HSBC Holdings plc                                                          2.11%
Vodafone Group plc                                                         2.00%
Unicredito Italiano SpA                                                    1.97%
Kao Corporation                                                            1.85%

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      WELLS FARGO ADVANTAGE OVERSEAS
Date                       FUND - INVESTOR CLASS          MSCI/EAFE INDEX
                      ------------------------------      ---------------
6/30/1998                          10000                        10000
7/31/1998                          10570                       10,101
8/31/1998                           9290                        8,849
9/30/1998                           8370                        8,578
10/31/1998                          8200                        9,472
11/30/1998                          8950                        9,957
12/31/1998                         10460                       10,350
1/31/1999                          11600                       10,319
2/28/1999                          11080                       10,073
3/31/1999                          11410                       10,493
4/30/1999                          11420                       10,918
5/31/1999                          11060                       10,356
6/30/1999                          12240                       10,760
7/31/1999                          12860                       11,079
8/31/1999                          12800                       11,120
9/30/1999                          13380                       11,233
10/31/1999                         14370                       11,654
11/30/1999                         17330                       12,058
12/31/1999                         20530                       13,141
1/31/2000                          19880                       12,307
2/29/2000                          23430                       12,638
3/31/2000                          21610                       13,128
4/30/2000                          19310                       12,438
5/31/2000                          18080                       12,134
6/30/2000                          19040                       12,609
7/31/2000                          18020                       12,080
8/31/2000                          18520                       12,185
9/30/2000                          16280                       11,592
10/31/2000                         15170                       11,318
11/30/2000                         13850                       10,894
12/31/2000                         13660                       11,281
1/31/2001                          14090                       11,275
2/28/2001                          12770                       10,429
3/31/2001                          11760                        9,734
4/30/2001                          12720                       10,410
5/31/2001                          12250                       10,043
6/30/2001                          11980                        9,632
7/31/2001                          11640                        9,457
8/31/2001                          11360                        9,217
9/30/2001                          10200                        8,284
10/31/2001                         10410                        8,496
11/30/2001                         10780                        8,809
12/31/2001                         11044                        8,861
1/31/2002                          10485                        8,391
2/28/2002                          10434                        8,449
3/31/2002                          10871                        8,907
4/30/2002                          10861                        8,965
5/31/2002                          10851                        9,079
6/30/2002                          10485                        8,718
7/31/2002                           9336                        7,857
8/31/2002                           9305                        7,839
9/30/2002                           8431                        6,997
10/31/2002                          8654                        7,373
11/30/2002                          8959                        7,708
12/31/2002                          8837                        7,449
1/31/2003                           8512                        7,138
2/28/2003                           8410                        6,974
3/31/2003                           8288                        6,837
4/30/2003                           8959                        7,507
5/31/2003                           9478                        7,962
6/30/2003                           9590                        8,155
7/31/2003                           9763                        8,352
8/31/2003                           9966                        8,554
9/30/2003                          10159                        8,817
10/31/2003                         10607                        9,367
11/30/2003                         10942                        9,574
12/31/2003                         11680                       10,322
1/31/2004                          11925                       10,468
2/29/2004                          12192                       10,710
3/31/2004                          12174                       10,770
4/30/2004                          11754                       10,526
5/31/2004                          11908                       10,562
6/30/2004                          12194                       10,793
7/31/2004                          11775                       10,442
8/31/2004                          11887                       10,488
9/30/2004                          12256                       10,762
10/31/2004                         12573                       11,129
11/30/2004                         13269                       11,889
12/31/2004                         13816                       12,411
1/31/2005                          13495                       12,183
2/28/2005                          14095                       12,710
3/31/2005                          13714                       12,390
4/30/2005                          13351                       12,099
5/31/2005                          13300                       12,105
6/30/2005                          13548                       12,266
7/31/2005                          13962                       12,643
8/31/2005                          14293                       12,963
9/30/2005                          14635                       13,540

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Institutional Class shares of the WELLS FARGO ADVANTAGE OVERSEAS FUND for periods prior to April 11, 2005 reflects the performance of the Institutional Class shares of the Strong Overseas Fund, its predecessor fund, and for periods prior to December 31,2002 reflects the performance of the Investor Class shares of the Strong Overseas Fund. Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE OVERSEAS FUND for periods prior to April 11, 2005 reflects the performance of the Investor Class shares of the Strong Overseas Fund, its predecessor fund.

(2) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

(3) Fund characteristics, portfolio holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and portfolio composition.

(4) The ten largest equity holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE OVERSEAS FUND Investor Class shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS                    FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                    Beginning         Ending
                                                                     Account          Account           Expenses       Net Annual
                                                                      Value            Value          Paid During        Expense
                                                                   04/01/2005       09/30/2005         Period(1)         Ratio
Wells Fargo Advantage Asia Pacific Fund
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Asia Pacific Fund - Investor Class
Actual                                                             $ 1,000.00       $ 1,136.00          $  9.05          1.69%
Hypothetical (5% return before expenses)                           $ 1,000.00       $ 1,016.60          $  8.54          1.69%
Wells Fargo Advantage Overseas Fund
---------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Overseas Fund - Institutional Class
Actual                                                             $ 1,000.00       $ 1,069.30          $  4.98          0.96%
Hypothetical (5% return before expenses)                           $ 1,000.00       $ 1,020.26          $  4.86          0.96%
Wells Fargo Advantage Overseas Fund - Investor Class
Actual                                                             $ 1,000.00       $ 1,067.20          $  7.57          1.46%
Hypothetical (5% return before expenses)                           $ 1,000.00       $ 1,017.75          $  7.38          1.46%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   ASIA PACIFIC FUND
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

INVESTMENT COMPANIES - 2.55%

BERMUDA - 0.02%
      10,754   CHINA HEARTLAND FUND LIMITED (STOCK FUNDS)+(A)      $     41,080
                                                                   ------------

JAPAN - 1.04%
     158,000   ISHARES MSCI JAPAN INDEX FUND (MUTUAL FUND)            1,926,020
                                                                   ------------

SOUTH KOREA - 1.49%
      70,300   ISHARES MSCI SOUTH KOREA INDEX FUND
               (MUTUAL FUND)+                                         2,773,335
                                                                   ------------

TOTAL INVESTMENT COMPANIES (COST $4,573,914)                          4,740,435
                                                                   ------------

COMMON STOCKS - 91.55%

AUSTRALIA - 7.22%

      38,600   MACQUARIE BANK LIMITED (HOLDING & OTHER
               INVESTMENT OFFICES)                                    2,218,035
   1,450,000   MACQUARIE CAPITAL ALLIANCE GROUP (HOLDING &
               OTHER INVESTMENT OFFICES)+                             2,211,546
     238,900   NEWCREST MINING LIMITED (METAL MINING)                 3,822,254
   2,850,000   OXIANA LIMITED (MINING & QUARRYING OF NONMETALLIC
               MINERALS, EXCEPT FUELS)+<<                             2,912,377
     237,300   SFE CORPORATION LIMITED (SECURITY & COMMODITY
               BROKERS, DEALERS, EXCHANGES & SERVICES)                2,269,307

                                                                     13,433,519
                                                                   ------------

BERMUDA - 2.15%
   4,409,000   COFCO INTERNATIONAL LIMITED (FOOD & KINDRED
               PRODUCTS)                                              1,904,020
  12,138,000   MULTIVISION INTELLIGENT SURVEILLANCE LIMITED
               (BUSINESS SERVICES)+                                   1,255,371
   2,418,000   SURFACE MOUNT TECHNOLOGY (HOLDINGS) LIMITED
               (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   828,841

                                                                      3,988,232
                                                                   ------------

CAYMAN ISLANDS - 0.66%
  25,700,000   DAQING PETROLEUM AND CHEMICAL GROUP LIMITED
               (CHEMICALS & ALLIED PRODUCTS)+                         1,225,805
                                                                   ------------

CHINA - 3.69%
   2,280,000   TRAVELSKY TECHNOLOGY LIMITED CLASS H (BUSINESS
               SERVICES)                                              2,057,404
  15,100,000   ZIJIN MINING GROUP COMPANY LIMITED CLASS H
               (METAL MINING)                                         4,817,689

                                                                      6,875,093
                                                                   ------------

HONG KONG - 7.21%
   7,722,000   BEIJING CAPITAL LAND (REAL ESTATE DEVELOPMENT)         2,214,861
   7,316,000   CHINA NATIONAL AVIATION COMPANY LIMITED
               (TRANSPORTATION BY AIR)                                1,612,710
   7,844,000   EGANAGOLDPFEIL (HOLDINGS) LIMITED (MEASURING,
               ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                       1,799,883
   1,214,000   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS
               EXTRACTION)                                            2,503,948
  31,500,000   JOYCE BOUTIQUE HOLDINGS LIMITED (APPAREL & OTHER
               FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
               MATERIALS)                                             2,152,152
  12,600,000   KANTONE HOLDINGS LIMITED (COMMUNICATIONS)                804,012
   2,810,000   SHUN TAK HOLDINGS LIMITED (REAL ESTATE)                2,336,429

                                                                     13,423,995
                                                                   ------------

INDIA - 3.01%
     336,800   APOLLO HOSPITALS ENTERPRISE LIMITED (HEALTH
               SERVICES)                                              3,516,267
     184,616   THOMAS COOK (INDIA) LIMITED (TRANSPORTATION
               SERVICES)                                              2,084,306

                                                                      5,600,573
                                                                   ------------

JAPAN - 26.95%
       1,200   DENTSU INCORPORATED (BUSINESS SERVICES)                3,403,806
      60,000   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT
               OFFICES)                                               3,927,061
       1,225   JAPAN WIND DEVELOPMENT COMPANY LIMITED (WHOLESALE
               TRADE-DURABLE GOODS)                                   2,514,315
     300,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)                        4,085,624
         760   LAND COMPANY LIMITED (REAL ESTATE)<<                   1,553,206

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

     ASIA PACIFIC FUND
--------------------------------------------------------------------------------
SHARES          SECURITY NAME                                         VALUE

JAPAN (CONTINUED)
         720    LAND COMPANY LIMITED WHEN ISSUED SHARES
                (REAL ESTATE)+%%(A)                                $   1,477,801
     300,000    MITSUBISHI ESTATE COMPANY LIMITED (REAL
                ESTATE)                                                4,117,336
         440    MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED
                (DEPOSITORY INSTITUTIONS)                              5,775,194
         825    MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)          5,247,093
     336,000    NIKKO CORDIAL CORPORATION (MISCELLANEOUS
                RETAIL)                                                3,886,258
     215,000    NISSHINBO INDUSTRIES INCORPORATED (TEXTILE
                MILL PRODUCTS)                                         1,863,636
       2,200    NTT DOCOMO INCORPORATED (COMMUNICATIONS)               3,914,729
     142,400    PHOENIX ELECTRIC COMPANY LIMITED (ELECTRONIC
                & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)<<                           1,843,975
     297,000    SUMITOMO REALTY & DEVELOPMENT COMPANY
                LIMITED (REAL ESTATE)                                  4,400,581
      46,600    TOYOTA MOTOR CORPORATION (AUTOMOTIVE DEALERS
                & GASOLINE SERVICE STATIONS)                           2,134,602

                                                                      50,145,217
                                                                   -------------

MALAYSIA - 5.69%
   1,246,000    COMMERCE ASSET-HOLDING BERHAD (DEPOSITORY
                INSTITUTIONS)                                          1,851,313
   1,453,600    HIAP TECK VENTURE BERHAD (HOLDING & OTHER
                INVESTMENT OFFICES)                                      370,246
   3,696,900    MAH SING GROUP BERHAD (REAL ESTATE)                    1,520,349
   6,007,000    PANTAI HOLDINGS BERHAD (HEALTH SERVICES)               2,980,390
   2,057,000    POS MALAYSIA & SERVICES HOLDINGS BERHAD
                (TRANSPORTATION SERVICES)                              1,801,035
   8,256,600    SAPURACREST PETROLEUM BERHAD (OIL & GAS
                EXTRACTION)                                            2,059,221

                                                                      10,582,554
                                                                   -------------

PHILIPPINES - 2.09%
     626,140    PHILIPPINE STOCK EXCHANGE INCORPORATED
                (SECURITY & COMMODITY BROKERS, DEALERS,
                EXCHANGES & SERVICES)                                  1,619,231
     585,755    SM INVESTMENTS CORPORATION (HOLDING & OTHER
                INVESTMENT OFFICES)                                    2,277,414

                                                                       3,896,645
                                                                   -------------

SINGAPORE - 18.59%
   3,623,100    ADVANCED HOLDINGS LIMITED (ENGINEERING,
                ACCOUNTING, RESEARCH MANAGEMENT & RELATED
                SERVICES)                                              1,734,412
   4,320,000    ALLGREEN PROPERTIES LIMITED (REAL ESTATE)              3,421,176
   5,334,000    ASCOTT GROUP LIMITED (REAL ESTATE)                     2,317,006
   1,533,000    BOUSTEAD SINGAPORE LIMITED (HOLDING & OTHER
                INVESTMENT OFFICES)                                      783,691
     636,000    CITY DEVELOPMENTS LIMITED (REAL ESTATE)                3,495,641
     260,000    DBS GROUP HOLDINGS LIMITED (DEPOSITORY
                INSTITUTIONS)                                          2,427,824
   2,700,000    GOODPACK LIMITED (TRANSPORTATION SERVICES)<<           2,648,858
     285,000    KEPPEL CORPORATION LIMITED (BUSINESS
                SERVICES)                                              2,139,121
   3,770,000    KIM ENG HOLDINGS LIMITED (SECURITY &
                COMMODITY BROKERS, DEALERS, EXCHANGES &
                SERVICES)                                              2,941,048
   4,000,000    LMA INTERNATIONAL NV (MEASURING, ANALYZING &
                CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
                MEDICAL & OPTICAL)+                                    1,820,277
   2,622,000    PEARL ENERGY LIMITED (OIL & GAS EXTRACTION)+           2,634,319
   2,925,000    PRIME REIT (REITS)+                                    1,780,533
   3,861,000    RAFFLES EDUCATION CORPORATION LIMITED
                (EDUCATIONAL SERVICES)                                 1,962,389
   1,497,000    SAN TEH LIMITED (STONE, CLAY, GLASS &
                CONCRETE PRODUCTS)                                       247,723
     733,000    SHANGHAI ASIA HOLDINGS LIMITED (PRINTING,
                PUBLISHING & ALLIED INDUSTRIES)                           71,478
   2,809,000    WING TAI HOLDINGS LIMITED (REAL ESTATE)                2,506,776
   2,280,000    YELLOW PAGES (SINGAPORE) LIMITED (PRINTING,
                PUBLISHING & ALLIED INDUSTRIES)<<                      1,657,398

                                                                      34,589,670
                                                                   -------------

SOUTH KOREA - 2.31%
      56,766    GRAVITY COMPANY LIMITED ADR (AMUSEMENT &
                RECREATION SERVICES)+                                    475,132
     148,000    KENERTEC COMPANY LIMITED (INDUSTRIAL &
                COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             1,475,036
      35,100    LG ELECTRONICS INCORPORATED (ELECTRONIC &
                OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                EXCEPT COMPUTER EQUIPMENT)                             2,351,212

                                                                       4,301,380
                                                                   -------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

     ASIA PACIFIC FUND
--------------------------------------------------------------------------------
SHARES          SECURITY NAME                                         VALUE

TAIWAN - 4.10%
     140,000    CHINA MOTOR COMPANY LIMITED (TRANSPORTATION
                EQUIPMENT)                                         $     118,968
     182,000    KING SLIDE WORKS COMPANY LIMITED
                (MISCELLANEOUS MANUFACTURING INDUSTRIES)                 932,335
   1,389,700    SINYI REALTY COMPANY LIMITED (REAL ESTATE)             2,366,035
   2,654,722    TEST RITE INTERNATIONAL COMPANY LIMITED
                (WHOLESALE TRADE-DURABLE GOODS)                        2,055,908
   3,374,000    YUANTA CORE PACIFIC SECURITIES COMPANY
                (FINANCIAL SERVICES)                                   2,155,423

                                                                       7,628,669
                                                                   -------------

THAILAND - 6.09%
   4,542,000    BANGKOK DUSIT MEDICAL SERVICES PUBLIC COMPANY
                LIMITED (FOREIGN REGISTERED) (HEALTH SERVICES)         1,892,269
   1,315,000    DYNASTY CERAMIC PUBLIC COMPANY LIMITED
                (FOREIGN REGISTERED) (STONE, CLAY, GLASS &
                CONCRETE PRODUCTS)                                       541,442
   4,135,000    HANA MICROELECTRONICS PUBLIC COMPANY LIMITED
                (FOREIGN REGISTERED) (ELECTRONIC & OTHER
                ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                COMPUTER EQUIPMENT)                                    2,498,429
  20,035,000    MINOR INTERNATIONAL PUBLIC COMPANY LIMITED
                (FOREIGN REGISTERED) (HOTELS, ROOMING HOUSES,
                 CAMPS & OTHER LODGE PLACES)                           2,757,894
   1,429,400    PRECIOUS SHIPPING PUBLIC COMPANY LIMITED
                (FOREIGN REGISTERED) (WATER TRANSPORTATION)            1,514,896
   7,830,000    TICON INDUSTRIAL CONNECTION PUBLIC COMPANY
                LIMITED (FOREIGN REGISTERED) (REAL ESTATE)             2,136,582

                                                                      11,341,512
                                                                   -------------

UNITED KINGDOM - 1.79%
   2,265,723    GUINNESS PEAT GROUP PLC (MISCELLANEOUS
                MANUFACTURING INDUSTRIES)                              3,338,373
                                                                   -------------

TOTAL COMMON STOCKS (COST $152,390,929)                              170,371,237
                                                                   -------------

WARRANTS - 0.03%
   2,284,500    MULTIVISION INTELLIGENT (EXPIRES 4/17/2008)+              60,756

TOTAL WARRANTS (COST $27,494)                                             60,756
                                                                   -------------
COLLATERAL FOR SECURITIES LENDING - 2.68%
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 2.68%
   4,982,565    BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND       4,982,565
                                                                   -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,982,565)              4,982,565
                                                                   -------------
SHORT-TERM INVESTMENTS - 0.90%
MUTUAL FUND - 0.90%
   1,679,364    WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++            1,679,364
                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,679,364)                         1,679,364
                                                                   -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $163,654,266)*                      97.71%                   $ 181,834,357
OTHER ASSETS AND LIABILITIES, NET          2.29                        4,253,803
                                         ------                    -------------

TOTAL NET ASSETS                         100.00%                   $ 186,088,160
                                         ======                    =============

+     NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,679,364.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $164,237,826 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

      GROSS UNREALIZED APPRECIATION                   $24,637,876
      GROSS UNREALIZED DEPRECIATION                    (7,041,345)
                                                      -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)      $17,596,531

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

COMMON STOCKS - 95.22%

AUSTRALIA - 1.48%
   28,299   PUBLISHING & BROADCASTING LIMITED (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)<<                      $    355,653
   24,505   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)           672,752

                                                                      1,028,405
                                                                   ------------

BELGIUM - 1.23%
   29,600   FORTIS (DEPOSITORY INSTITUTIONS)                            858,420
                                                                   ------------

DENMARK - 2.13%
       90   AP MOELLER - MAERSK A/S (LOCAL & SUB-TRANSIT &
            INTERURBAN HIGHWAY PASS TRANSPORTATION)                     918,952
   18,500   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                   566,091

                                                                      1,485,043
                                                                   ------------

FINLAND - 1.35%
   56,100   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
            & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    939,888
                                                                   ------------

FRANCE - 12.28%
   61,500   ALCATEL SA (COMMUNICATIONS)+                                818,965
   33,700   AXA SA (INSURANCE CARRIERS)                                 925,074
   18,400   BOUYGUES SA (ENGINEERING CONSTRUCTION)                      855,151
   18,225   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)+                                        709,243
    9,200   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)         809,374
       62   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                   1,692
   11,550   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)          954,345
   14,900   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)               562,477
    6,954   TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)        1,898,027
    5,559   VINCI SA (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           478,700
   16,900   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                       551,654

                                                                      8,564,702
                                                                   ------------

GERMANY - 6.59%
    7,700   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS
            & GASOLINE SERVICE STATIONS)                                361,471
    7,322   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                  641,077
   46,200   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                        840,656
    7,500   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                 688,931
    6,200   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)<<               564,449
   19,700   METRO AG (FOOD STORES)                                      970,025
    3,070   SAP AG (BUSINESS SERVICES)                                  530,576

                                                                      4,597,185
                                                                   ------------

GREECE - 1.56%
   19,680   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                     556,778
   26,818   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)           533,105

                                                                      1,089,883
                                                                   ------------

HONG KONG - 5.00%
   61,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                  688,843
1,372,000   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC)
            (OIL COMPANIES)                                             627,869
1,264,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)            444,018
  186,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE
            GOODS)                                                      430,392
   60,000   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)              621,475
  110,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)             672,846

                                                                      3,485,443
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

HUNGARY - 0.62%
    5,500   OTP BANK GDR (DEPOSITORY INSTITUTIONS)                 $    435,050
                                                                   ------------

IRELAND - 0.00%
  254,000   CONNEMARA GREEN MARBLE QUARRIES PLC (MINING &
            QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS) +(A)             0
                                                                   ------------

ISRAEL - 0.50%
   10,339   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR
            (CHEMICALS & ALLIED PRODUCTS)                               345,529
                                                                   ------------

ITALY - 4.63%
   48,900   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<       1,452,219
   39,500   MEDIASET SPA (COMMUNICATIONS)                               467,373
  232,200   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)         1,308,837

                                                                      3,228,429
                                                                   ------------

JAPAN - 18.93%
   73,800   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)               1,482,241
   62,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED
            PRODUCTS)                                                   652,114
   60,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)            782,770
   50,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)             1,231,061
    2,400   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          603,383
   17,700   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC
            & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                         986,971
  101,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)<<             894,160
      799   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                  1,421,758
   38,000   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          925,564
   15,500   SECOM COMPANY LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  745,507
   37,000   SEINO TRANSPORTATION COMPANY LIMITED (MOTOR
            FREIGHT TRANSPORTATION & WAREHOUSING)                       337,993
   21,000   SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)             534,619
  172,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)            1,083,333
   35,000   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                479,123
   13,340   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT
            OFFICES)<<                                                1,039,984

                                                                     13,200,581
                                                                   ------------

NETHERLANDS - 4.53%
   43,800   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
            MANUFACTURING & RELATED)+                                   719,077
   28,000   ING GROEP NV (FINANCIAL SERVICES)                           833,892
   13,100   ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM
            REFINING & RELATED INDUSTRIES)                              859,884
   40,000   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                 744,186

                                                                      3,157,039
                                                                   ------------

NORWAY - 1.07%
   30,000   STATOIL ASA (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                                 744,099
                                                                   ------------

RUSSIA - 1.71%
   10,000   LUKOIL COMPANY ADR (MEMBERSHIP ORGANIZATIONS)               578,200
   15,100   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                     614,268
                                                                   ------------

SINGAPORE - 0.49%
  126,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)                             344,032
                                                                   ------------

SOUTH KOREA - 1.07%
    1,720   SAMSUNG ELECTRONICS COMPANY LIMITED-PREFERRED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                      748,328
                                                                   ------------

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

SPAIN - 2.41%
   10,700   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY
            CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
            CONTRACTS)                                             $    311,850
   36,400   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY
            INSTITUTIONS)                                               638,274
   33,200   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)                             728,202

                                                                      1,678,326
                                                                   ------------

SWEDEN - 0.70%
   31,457   SECURITAS AB (BUSINESS SERVICES)                            486,815
                                                                   ------------

SWITZERLAND - 7.39%
    1,420   NESTLE SA (FOOD & KINDRED PRODUCTS)                         415,727
   11,600   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                   588,266
   21,520   NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)             1,097,520
   11,900   ROCHE HOLDING AG (HEALTH SERVICES)                        1,652,791
    8,450   UBS AG (FINANCIAL SERVICES)                                 718,010
    4,000   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+          681,318

                                                                      5,153,632
                                                                   ------------

THAILAND - 0.94%
  247,800   ADVANCED INFORMATION SERVICE PUBLIC COMPANY
            LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)               652,026
                                                                   ------------

UNITED KINGDOM - 18.61%
   18,500   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)               859,805
   58,500   AVIVA PLC (INSURANCE CARRIERS)                              642,307
   65,000   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                      656,924
   47,000   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)         682,252
  150,400   EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)             643,290
   28,800   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)           732,496
   19,000   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED
            PRODUCTS)                                                   974,320
   86,600   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)               1,400,666
  510,400   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)            1,021,772
   65,804   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+                 433,501
   44,400   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING
            & RELATED INDUSTRIES)                                     1,468,357
   88,500   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)          723,893
   33,000   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)            711,849
  511,100   VODAFONE GROUP PLC (COMMUNICATIONS)                       1,329,674
   68,100   WPP GROUP PLC (COMMUNICATIONS)                              693,059

                                                                     12,974,165
                                                                   ------------

TOTAL COMMON STOCKS (COST $60,999,892)                               66,389,488
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 5.80%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.80%
   4,041,269 BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND         4,041,269
                                                                   ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $4,041,269)             4,041,269
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   OVERSEAS FUND
--------------------------------------------------------------------------------
SHARES                                                                VALUE

SHORT-TERM INVESTMENTS - 4.47%

MUTUAL FUND - 4.47%
   3,117,036 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++           $  3,117,036
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,117,036)                        3,117,036
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $68,158,197)*                                 105.49%        $ 73,547,793
OTHER ASSETS AND LIABILITIES, NET                    (5.49)          (3,827,012)
                                                    ------         ------------
TOTAL NET ASSETS                                    100.00%        $ 69,720,781
                                                    ======         ============

+    NON-INCOME EARNING SECURITIES.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,117,036.

*    COST FOR FEDERAL INCOME TAX PURPOSES IS $68,260,425 AND NET UNREALIZED

     APPRECIATION (DEPRECIATION) CONSISTS OF:
     GROSS UNREALIZED APPRECIATION                  $   7,095,367
     GROSS UNREALIZED DEPRECIATION                     (1,807,999)
                                                    -------------
     NET UNREALIZED APPRECIATION (DEPRECIATION)     $   5,287,368

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                       ASIA PACIFIC FUND    OVERSEAS FUND
-------------------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ..................................................   $     175,172,428    $  66,389,488
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................................           4,982,565        4,041,269
   INVESTMENTS IN AFFILIATES .......................................................           1,679,364        3,117,036
                                                                                       -----------------    -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .................................         181,834,357       73,547,793
                                                                                       -----------------    -------------
   FOREIGN CURRENCY, AT VALUE ......................................................           2,081,461                0
   RECEIVABLE FOR FUND SHARES ISSUED ...............................................           4,125,252           33,488
   RECEIVABLE FOR INVESTMENTS SOLD .................................................           6,442,934          351,735
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................             444,482          317,098
                                                                                       -----------------    -------------
TOTAL ASSETS .......................................................................         194,928,486       74,250,114
                                                                                       -----------------    -------------

LIABILITIES
   FOREIGN CURRENCY, AT VALUE ......................................................                   0              361
   FOREIGN TAXES PAYABLE ...........................................................             106,660                0
   PAYABLE FOR FUND SHARES REDEEMED ................................................             229,931          129,227
   PAYABLE FOR INVESTMENTS PURCHASED ...............................................           3,237,955          222,176
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................             227,153           86,470
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........................              41,280           23,271
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................................           4,982,565        4,041,269
   ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................              14,782           26,559
                                                                                       -----------------    -------------
TOTAL LIABILITIES ..................................................................           8,840,326        4,529,333
                                                                                       -----------------    -------------
TOTAL NET ASSETS ...................................................................   $     186,088,160    $  69,720,781
                                                                                       =================    =============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .................................................................   $     150,100,393    $  55,310,235
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................             677,764        1,210,385
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................          17,245,994        7,817,726
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
      AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..          18,064,009        5,382,435
                                                                                       -----------------    -------------
TOTAL NET ASSETS ...................................................................   $     186,088,160    $  69,720,781
                                                                                       -----------------    -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - INSTITUTIONAL CLASS ................................................                 N/A    $   5,928,612
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ........................................                 N/A          417,668
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..............                 N/A    $       14.19
   NET ASSETS - INVESTOR CLASS .....................................................   $     186,088,160    $  63,792,169
   SHARES OUTSTANDING - INVESTOR CLASS .............................................          16,136,731        4,512,981
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS ...................   $           11.53    $       14.14
                                                                                       -----------------    -------------
INVESTMENTS AT COST ................................................................   $     163,654,266    $  68,158,197
                                                                                       -----------------    -------------
FOREIGN CURRENCIES AT COST .........................................................   $       2,089,227    $           0
                                                                                       -----------------    -------------
SECURITIES ON LOAN, AT MARKET VALUE ................................................   $       4,701,277    $   3,835,402
                                                                                       -----------------    -------------

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

             STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                                  ASIA PACIFIC FUND
                                                                                       ---------------------------------------
                                                                                                  FOR THE              FOR THE
                                                                                             PERIOD ENDED           YEAR ENDED
                                                                                       SEPTEMBER 30, 2005    DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ....................................................................   $        3,010,851    $       2,430,112
   INTEREST ........................................................................               31,150              120,366
   INCOME FROM AFFILIATED SECURITIES ...............................................              162,506                    0
   SECURITIES LENDING INCOME, NET ..................................................                6,236                    0
                                                                                       ------------------    -----------------
TOTAL INVESTMENT INCOME ............................................................            3,210,743            2,550,478
                                                                                       ------------------    -----------------

EXPENSES
   ADVISORY FEES ...................................................................            1,136,876              824,240
   ADMINISTRATION FEES
      FUND LEVEL ...................................................................              229,174                    0
      INSTITUTIONAL CLASS ..........................................................                  N/A                  N/A
      INVESTOR CLASS ...............................................................              256,740              764,578
   CUSTODY FEES ....................................................................              264,822              209,847
   SHAREHOLDER SERVICING FEES ......................................................              190,979                    0
   ACCOUNTING FEES .................................................................               14,360                    0
   PROFESSIONAL FEES ...............................................................               32,840               44,640
   REGISTRATION FEES ...............................................................               25,394               36,603
   SHAREHOLDER REPORTS .............................................................               35,017               90,123
   TRUSTEES' FEES ..................................................................                9,402                5,390
   OTHER FEES AND EXPENSES .........................................................               28,317               10,529
                                                                                       ------------------    -----------------
TOTAL EXPENSES .....................................................................            2,223,921            1,985,950
                                                                                       ------------------    -----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................................             (267,702)             (65,603)
   NET EXPENSES ....................................................................            1,956,219            1,920,347
                                                                                       ------------------    -----------------
NET INVESTMENT INCOME (LOSS) .......................................................            1,254,524              630,131
                                                                                       ------------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .................           17,940,330           10,977,092
                                                                                       ------------------    -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........................................           17,940,330           10,977,092
                                                                                       ------------------    -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .................            3,546,606            6,017,106
                                                                                       ------------------    -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................            3,546,606            6,017,106
                                                                                       ------------------    -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............................           21,486,936           16,994,198
                                                                                       ------------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................   $       22,741,460    $      17,624,329
                                                                                       ==================    =================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .........................................   $          639,308    $         211,975

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE PERIOD ENDED SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                    OVERSEAS FUND
                                                                                       ---------------------------------------
                                                                                                  FOR THE              FOR THE
                                                                                             PERIOD ENDED           YEAR ENDED
                                                                                       SEPTEMBER 30, 2005    DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ....................................................................   $        2,457,365    $       3,023,766
   INTEREST ........................................................................                2,228               30,354
   INCOME FROM AFFILIATED SECURITIES ...............................................               54,663                    0
   SECURITIES LENDING INCOME, NET ..................................................               18,494                    0
                                                                                       ------------------    -----------------
TOTAL INVESTMENT INCOME ............................................................            2,532,750            3,054,120
                                                                                       ------------------    -----------------

EXPENSES
   ADVISORY FEES ...................................................................              738,803              926,018
   ADMINISTRATION FEES
      FUND LEVEL ...................................................................               26,321                    0
      INSTITUTIONAL CLASS ..........................................................                1,436                   60
      INVESTOR CLASS ...............................................................              468,363            1,070,521
   CUSTODY FEES ....................................................................               70,754               62,036
   SHAREHOLDER SERVICING FEES ......................................................              127,146                    0
   ACCOUNTING FEES .................................................................               15,869                    0
   PROFESSIONAL FEES ...............................................................               27,936               59,613
   REGISTRATION FEES ...............................................................               26,464               43,186
   SHAREHOLDER REPORTS .............................................................               47,602              133,425
   TRUSTEES' FEES ..................................................................                9,203                7,306
   OTHER FEES AND EXPENSES .........................................................               29,272               18,965
                                                                                       ------------------    -----------------
TOTAL EXPENSES .....................................................................            1,589,169            2,321,130
                                                                                       ------------------    -----------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ....................................             (363,804)            (539,778)
   NET EXPENSES ....................................................................            1,225,365            1,781,352
                                                                                       ------------------    -----------------
NET INVESTMENT INCOME (LOSS) .......................................................            1,307,385            1,272,768
                                                                                       ------------------    -----------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .................           34,985,845           16,894,888
                                                                                       ------------------    -----------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ..........................................           34,985,845           16,894,888
                                                                                       ------------------    -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION .................          (30,153,273)           1,975,143
                                                                                       ------------------    -----------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................          (30,135,273)           1,975,143
                                                                                       ------------------    -----------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS .............................            4,850,572           18,870,031
                                                                                       ------------------    -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ....................   $        6,157,957    $      20,142,799
                                                                                       ==================    =================

   (1) NET OF FOREIGN WITHHOLDING TAXES OF .........................................   $          307,048    $         307,516

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                               ASIA PACIFIC FUND
                                                                          --------------------------------------------------------
                                                                                     FOR THE            FOR THE            FOR THE
                                                                                PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2005  DECEMBER 31, 2004  DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................   $      126,394,552  $      93,041,294  $      57,457,751

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................            1,254,524            630,131            319,177
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................           17,940,330         10,977,092         15,682,262
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)  OF
      INVESTMENTS .....................................................            3,546,606          6,017,106         12,451,071
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......           22,741,460         17,624,329         28,452,510
                                                                          ------------------  -----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      INSTITUTIONAL CLASS .............................................                  N/A                N/A                N/A
      INVESTOR CLASS ..................................................             (747,146)          (354,601)          (916,899)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      INVESTOR CLASS ..................................................           (2,700,805)        (6,204,437)                 0
                                                                          ------------------  -----------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................           (3,447,951)        (6,559,038)          (916,899)
                                                                          ------------------  -----------------  -----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................                  N/A                N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                  N/A                N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................                  N/A                N/A                N/A
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS-INSTITUTIONAL CLASS ...................................                  N/A                N/A                N/A
                                                                          ------------------  -----------------  -----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................           87,792,946        103,960,416        158,243,137
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................            3,245,800          6,244,106            829,762
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .....................                    0             65,564            267,546
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........................          (50,638,647)       (87,982,119)      (151,292,513)
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS-INVESTOR CLASS ........................................           40,400,099         22,287,967          8,047,932
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS-TOTAL .................................................           40,400,099         22,287,967          8,047,932
                                                                          ------------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................           59,693,608         33,353,258         35,583,543
                                                                          ------------------  -----------------  -----------------
ENDING NET ASSETS .....................................................   $      186,088,160  $     126,394,552  $      93,041,294
                                                                          ==================  =================  =================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INSTITUTIONAL CLASS ..................................                  N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ...........................................................                  N/A                N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................                  N/A                N/A                N/A
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...            3,765,356                N/A                N/A
                                                                          ------------------  -----------------  -----------------
   SHARES SOLD - INVESTOR CLASS .......................................            8,295,291         10,785,238         21,777,202
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....              311,796            644,387             93,865
   SHARES REDEEMED - INVESTOR CLASS ...................................           (4,841,731)        (9,422,907)       (21,653,401)
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ........            3,765,356          2,006,718            217,666
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS .........................................            3,765,356          2,006,718            217,666
                                                                          ------------------  -----------------  -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .................   $        1,254,516  $         747,138  $         355,342
                                                                          ==================  =================  =================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                OVERSEAS FUND
                                                                          --------------------------------------------------------
                                                                                     FOR THE            FOR THE            FOR THE
                                                                                PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2005  DECEMBER 31, 2004  DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ...............................................   $      119,765,258  $     156,128,646  $      84,251,406

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .......................................            1,307,385          1,272,768          1,012,857
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................           34,985,845         16,894,888         (3,312,515)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
      INVESTMENTS .....................................................          (30,135,273)         1,975,143         45,370,749
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......            6,157,957         20,142,799         43,071,091
                                                                          ------------------  -----------------  -----------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      INSTITUTIONAL CLASS .............................................                   (3)            (3,408)            (1,719)
      INVESTOR CLASS ..................................................               (9,625)        (1,319,167)        (1,016,117)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      INVESTOR CLASS ..................................................                    0                  0                  0
                                                                          ------------------  -----------------  -----------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ...................................               (9,628)        (1,322,575)        (1,017,836)
                                                                          ------------------  -----------------  -----------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ....................            6,853,880             26,720            130,596
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ................                    3              3,408              1,719
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ......................           (1,599,551)           (32,774)           (10,099)
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS-INSTITUTIONAL CLASS ...................................            5,254,332             (2,646)           122,216
                                                                          ------------------  -----------------  -----------------
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS .........................           15,572,882         21,761,977         92,687,990
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS .....................                8,006          1,036,408            807,560
   PROCEEDS FROM REDEMPTION FEES - INVESTOR CLASS .....................                    0                  0                  1
   COST OF SHARES REDEEMED - INVESTOR CLASS ...........................          (77,028,026)       (77,979,351)       (63,793,781)
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS-INVESTOR CLASS ........................................          (61,447,138)       (55,180,966)        29,701,769
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS-TOTAL .................................................          (56,192,806)       (55,183,612)        29,823,985
                                                                          ------------------  -----------------  -----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ...............................          (50,044,477)       (36,363,388)        71,877,240
                                                                          ------------------  -----------------  -----------------
ENDING NET ASSETS .....................................................   $       69,720,781  $     119,765,258  $     156,128,646
                                                                          ==================  =================  =================

SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INSTITUTIONAL CLASS ..................................              524,352              2,251             14,674
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL
      CLASS ...........................................................                    0                256                152
   SHARES REDEEMED - INSTITUTIONAL CLASS ..............................             (120,180)            (2,768)            (1,069)
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ...              404,172               (261)            13,757
                                                                          ------------------  -----------------  -----------------
   SHARES SOLD - INVESTOR CLASS .......................................            1,173,527          1,808,766         10,471,367
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS ....                  598             78,032             71,339
   SHARES REDEEMED - INVESTOR CLASS ...................................           (5,620,429)        (6,600,661)        (6,562,498)
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ........           (4,446,304)        (4,713,863)         3,980,208
                                                                          ------------------  -----------------  -----------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS .................................................           (4,042,132)        (4,714,124)         3,993,965
                                                                          ------------------  -----------------  -----------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME .................   $        1,307,348  $           9,591  $          31,976
                                                                          ==================  =================  =================

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                    BEGINNING          NET               AND    DISTRIBUTIONS   DISTRIBUTIONS
                                                    NET ASSET   INVESTMENT        UNREALIZED         FROM NET        FROM NET
                                                    VALUE PER       INCOME    GAIN (LOSS) ON       INVESTMENT        REALIZED
                                                        SHARE       (LOSS)       INVESTMENTS           INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------
ASIA PACIFIC FUND
-----------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ...........   $   10.22      0.07           1.47             (0.05)          (0.18)
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............   $    8.98      0.05           1.75(4)          (0.03)          (0.53)
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............   $    5.66      0.03           3.38(5)          (0.09)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............   $    6.18      0.00          (0.48)            (0.04)           0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............   $    7.13     (0.06)         (0.83)            (0.06)           0.00
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(6) ........   $    7.79      0.00          (0.30)            (0.36)           0.00
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............   $    9.62     (0.19)         (1.24)            (0.40)           0.00

OVERSEAS FUND
-----------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ...........   $   13.35      0.08           0.76             (0.00)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............   $   11.41      0.24           1.96             (0.26)           0.00
JANUARY 1, 2003(7) TO DECEMBER 31, 2003 .........   $    8.69      0.11(8)        2.74             (0.13)           0.00

INVESTOR CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ...........   $   13.35      0.29           0.50             (0.00)           0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............   $   11.41      0.14           1.95             (0.15)           0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............   $    8.69      0.07(8)        2.72(4)          (0.07)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............   $   10.86     (0.01)         (2.16)             0.00            0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............   $   13.66      0.01          (2.63)            (0.18)           0.00
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(6) ........   $   15.17     (0.03)         (1.48)             0.00            0.00
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............   $   14.37     (0.04)          0.84              0.00            0.00

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIO IN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3) CALCULATED ON THE BASIS OF THE FUND AS A WHOLE WITHOUT DISTINGUISHING BETWEEN THE CLASSES OF SHARES ISSUED.

(4)   INCLUDES $0.01 IN REDEMPTION FEES.

(5)   INCLUDES $0.03 IN REDEMPTION FEES.

(6)   IN 2000, THE FUND CHANGED ITS FISCAL YEAR END FROM OCTOBER TO DECEMBER.

(7)   COMMENCEMENT OF OPERATIONS.

(8)   CALCULATED BASED UPON AVERAGE SHARES OUTSTANDING.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS             WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                 ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                     RETURN   NET ASSET   -----------------------------------------------
                                                         OF   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                    CAPITAL       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-------------------------------------------------------------------------------------------------------------------------
ASIA PACIFIC FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ...........     0.00    $   11.53        1.08%         1.92%     (0.23)%    1.69%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............     0.00    $   10.22        0.57%         1.80%     (0.06)%    1.74%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............     0.00    $    8.98        0.53%         1.97%     (0.28)%    1.69%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............     0.00    $    5.66       (0.43)%        2.30%     (0.33)%    1.97%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............     0.00    $    6.18       (0.18)%        2.35%     (0.33)%    2.02%
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(6) ........     0.00    $    7.13       (0.29)%        2.00%      0.00%     2.00%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............     0.00    $    7.79       (0.30)%        1.68%      0.00%     1.68%

OVERSEAS FUND
-------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ...........     0.00    $   14.19        1.05%         1.33%     (0.37)%    0.96%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............     0.00    $   13.35        1.87%         0.91%     (0.06)%    0.85%
JANUARY 1, 2003(7) TO DECEMBER 31, 2003 .........     0.00    $   11.41        1.21%         7.62%     (6.71)%    0.91%

INVESTOR CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ...........     0.00    $   14.14        1.56%         1.89%     (0.43)%    1.46%
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............     0.00    $   13.35        1.03%         1.88%     (0.44)%    1.44%
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............     0.00    $   11.41        0.77%         1.94%     (0.47)%    1.47%
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............     0.00    $    8.69       (0.12)%        2.12%     (0.33)%    1.79%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............     0.00    $   10.86        0.13%         2.47%     (0.56)%    1.91%
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(6) ........     0.00    $   13.66       (1.28)%        1.92%      0.00%     1.92%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............     0.00    $   15.17       (0.30)%        1.76%     (0.04)%    1.72%

                                                                PORTFOLIO     NET ASSETS AT
                                                        TOTAL    TURNOVER     END OF PERIOD
                                                    RETURN(2)     RATE(3)   (000'S OMITTED)
-------------------------------------------------------------------------------------------
ASIA PACIFIC FUND
-------------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ...........      15.38%      117%       $ 186,088
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............      20.45%      153%       $ 126,395
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............      60.25%      286%       $  93,041
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............      (7.78)%     159%       $  57,458
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............     (12.50)%     166%       $  38,146
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(6) ........      (3.84)%      23%       $  56,479
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............     (16.22)%     182%       $  57,255

OVERSEAS FUND
-------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ...........      6.30%       111%       $   5,929
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............     19.26%        22%       $     180
JANUARY 1, 2003(7) TO DECEMBER 31, 2003 .........     32.77%        41%       $     157

INVESTOR CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ...........      5.93%       111%       $  63,792
JANUARY 1, 2004 TO DECEMBER 31, 2004 ............     18.29%        22%       $ 119,585
JANUARY 1, 2003 TO DECEMBER 31, 2003 ............     32.16%        41%       $ 155,972
JANUARY 1, 2002 TO DECEMBER 31, 2002 ............    (19.98)%       46%       $  84,251
JANUARY 1, 2001 TO DECEMBER 31, 2001 ............    (19.15)%      169%       $  25,254
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(6) ........     (9.95)%       13%       $  40,773
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ............      5.57%       117%       $  44,720

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Asia Pacific Fund and Overseas Fund.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                 Acquiring Fund                                           Target Fund
WELLS FARGO ADVANTAGE ASIA PACIFIC FUND INVESTOR CLASS     STRONG ASIA PACIFIC FUND INVESTOR CLASS

WELLS FARGO ADVANTAGE OVERSEAS FUND INSTITUTIONAL CLASS    STRONG OVERSEAS FUND INSTITUTIONAL CLASS

WELLS FARGO ADVANTAGE OVERSEAS FUND INVESTOR CLASS         STRONG OVERSEAS FUND INVESTOR CLASS

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

NOTES TO FINANCIAL STATEMENTS    WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date.

      Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At September 30, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                       Undistributed Net     Undistributed Net
Fund                   Investment Income   Realized Gain (Loss)  Paid-In Capital

ASIA PACIFIC FUND        $   (576,752)        $    576,752         $         0

OVERSEAS FUND                 (96,963)           3,655,980          (3,559,017)

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2005.

      At September 30, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

Fund                                  Year Expires   Capital Loss Carryforwards

OVERSEAS FUND                             2007              $    168,820
                                          2009                 7,601,230
                                          2010                 1,942,513

FORWARD FOREIGN CURRENCY CONTRACTS

      The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts, which have been offset but have not reached their settlement date, are included in unrealized gains and losses. As of September 30, 2005, there were no outstanding forward foreign currency contracts.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Effective October 1, 2005, Wells Fargo Bank, N.A. will be receiving 30% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at September 30, 2005 are shown on the Statement of Assets and Liabilities.

      Prior to April 11, 2005, the predecessor Strong Funds had a securities lending agreement with State Street Bank and Trust Co. ("State Street"). The agreement required that loans be collateralized at all times by cash and cash equivalents equal to at least 102% of the market value of the aggregate loaned securities, plus accrued interest, and the collateral be marked-to-market daily. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Securities Lending Income on the Statement of Operations.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                    Sub-Advisory
                                                   Advisory Fees*                                                    Fees (% of
                           Average Daily           (% of Average                             Average Daily          Average Daily
Fund                        Net Assets            Daily Net Assets)    Sub-Adviser            Net Assets             Net Assets)
ASIA PACIFIC FUND             $0 - $499 million         1.100         Wells Capital             $0 - $200 million        0.45
                    $500 million - $999 million         1.050          Management                   >$200 million        0.35
                     $1 billion - $2.99 billion         1.000         Incorporated
                     $3 billion - $4.99 billion         0.975
                                 >$4.99 billion         0.950

OVERSEAS FUND                 $0 - $499 million         0.950           New Star                $0 - $250 million        0.25
                    $500 million - $999 million         0.900         Institutional   $250 million - $500 million        0.18
                     $1 billion - $2.99 billion         0.850           Managers                    >$500 million        0.16
                     $3 billion - $4.99 billion         0.825           Limited
                                 >$4.99 billion         0.800

      * Effective April 11, 2005. From January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                          Advisory Fees
                                                          (% of Average
Fund                  Average Daily Net Assets           Daily Net Assets)

ASIA PACIFIC FUND            $0 - $3.99 billion                0.750
                     $4 billion - $5.99 billion                0.725
                                    >$6 billion                0.700

OVERSEAS FUND                $0 - $3.99 billion                0.750
                     $4 billion - $5.99 billion                0.725
                                    >$6 billion                0.700

NOTES TO FINANCIAL STATEMENTS    WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                    Administration Fees**
                                                       (% of Average
                     Average Daily Net Assets         Daily Net Assets)

FUND LEVEL                   $0 - $4.99 billion                 0.05
                     $5 billion - $9.99 billion                 0.04
                                 >$9.99 billion                 0.03

INSTITUTIONAL CLASS                                             0.08

INVESTOR CLASS***                                         0.25, 0.40

*** For the Asia Pacific Fund and Overseas Fund, respectively.

** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                             Administration Fees (% of Average Daily Net Assets)
                             ---------------------------------------------------
Fund                             Institutional Class        Investor Class

ASIA PACIFIC FUND                       N/A                      0.30

OVERSEAS FUND                          0.02                      0.30

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. Effective April 11, 2005, transfer agent fees are paid by Funds Management and not by the Funds.

      For financial statement presentation, transfer agent fees for the period from January 1, 2005 through April 10, 2005, as shown below, have been combined with the applicable class level administration fees.

                                  Transfer Agent Fees and Other Related Expenses
                                  ----------------------------------------------
Fund                                 Institutional Class      Investor Class

ASIA PACIFIC FUND                           N/A                  $138,112

OVERSEAS FUND                                 4                   169,512

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                  % of Average
Fund                                                            Daily Net Assets

ASIA PACIFIC FUND                                                      0.25

OVERSEAS FUND                                                          0.10

      Prior to February 28, 2005, State Street Bank served as custodian for each of the predecessor Strong Funds. State Street was entitled to receive certain fees, primarily based on transactions of the fund.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % of Average
Share Class                                                     Daily Net Assets

INSTITUTIONAL CLASS                                                    None

INVESTOR CLASS                                                        0.25*

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS    NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      * Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were encompassed by the Strong Funds' 12b-1 distribution and service plan. For the period April 11, 2005 through September 30, 2005, shareholder servicing fees paid were as follows:

Fund                                                              Investor Class

ASIA PACIFIC FUND                                                   $  190,979

OVERSEAS FUND                                                          127,146

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to February 28, 2005, State Street served as fund accountant for each of the predecessor Strong Funds. Fund accounting fees were paid by the Funds' administrator and not by the Funds.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratios for the Funds. Net operating expense ratios in effect from April 11, 2005 through September 30, 2005, were as follows:

                                                Net Operating Expense Ratios
                                                ----------------------------
Fund                                        Institutional Class   Investor Class

ASIA PACIFIC FUND                                    N/A               1.65%

OVERSEAS FUND                                       0.95               1.46%

      Prior to April 11, 2005, the Strong Funds' adviser and/or administrator could voluntarily waive or absorb certain expenses at their discretion. Strong Capital Management, Inc. ("SCM") and/or SISI had contractually agreed to waive its fees and/or absorb expenses for the Strong Asia Pacific Fund Investor Class and Strong Overseas Fund Investor Class until May 1, 2005, to keep total annual operating expenses at no more than 2.00% and 1.50%, respectively. Pursuant to the direction of the Strong Funds Board of Directors and certain regulatory settlements, SCM had contractually agreed to waive its fees and/or absorb expenses in the amount of 0.025% for the Strong Asia Pacific Fund and 0.033% for the Strong Overseas Fund from May 21, 2004 until May 21, 2005. However, effective April 11, 2005, the Funds are subject to a different expense structure. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level of subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the Funds. From January 1, 2005 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statement of Operations are as follows:

                                                      Waived Fees and
                                                    Reimbursed Expenses
                                                    -------------------
Fund                                        Institutional Class   Investor Class

ASIA PACIFIC FUND                                   N/A             $  11,993

OVERSEAS FUND                                       $46               144,953

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities and U.S. government obligations (securities with maturities of one year or less at purchase date) for the period ended September 30, 2005, were as follows:

Fund                                          Purchases at Cost   Sales Proceeds

ASIA PACIFIC FUND                               $  203,466,699    $  168,420,344

OVERSEAS FUND                                      117,504,599       173,987,071

NOTES TO FINANCIAL STATEMENTS    WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

      Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC accrued interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum was incurred on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net asset values. For the period ended September 30, 2005, there were no borrowings under either agreement for the Asia Pacific Fund, while the Overseas Fund had minimal borrowings.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended September 30, 2005, and the year ended December 31, 2004, was as follows:

                     Ordinary      Long-Term    Dividends Paid
                      Income     Capital Gain   on Redemptions      Total
Fund                   2005          2005            2005            2005

ASIA PACIFIC FUND   $3,032,010       $415,941          $0         $3,447,951

OVERSEAS FUND            9,628              0           0              9,628

                     Ordinary      Long-Term    Dividends Paid
                      Income     Capital Gain   on Redemptions      Total
Fund                   2004          2004            2004            2004

ASIA PACIFIC FUND   $5,668,588       $890,450          $0         $6,559,038

OVERSEAS FUND        1,322,575              0           0          1,322,575

      As of September 30, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                    Undistributed   Undistributed   Undistributed     Unrealized
                     Tax-Exempt       Ordinary        Long-Term      Appreciation    Capital Loss
Fund                   Income          Income       Capital Gain    (Depreciation)   Carryforward      Total
ASIA PACIFIC FUND       $ 0          $ 15,747,215    $  2,642,650    $ 17,597,902    $         0    $ 35,987,767

OVERSEAS FUND             0             1,309,442      17,533,459       5,280,208     (9,712,563)     14,410,546

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Asia Pacific Fund and Overseas Fund, (the "Funds"), two of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2005, and the related statement of operations, statements of changes in net assets and the financial highlights for the period ended September 30, 2005 and the year ended December 31, 2004. The financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets and the financial highlights for the years or periods, ended December 31, 2003 and prior, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their reports dated February 3, 2004.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned Funds of the Wells Fargo Funds Trust as of September 30, 2005, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Philadelphia, Pennsylvania
November 22, 2005

OTHER INFORMATION (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      The following funds designate the income dividends distributed between October 1, 2004 and September 30, 2005, as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code, as follows:

                                                     % of Qualifying
Fund                                              Dividend Income (QDI)

ASIA PACIFIC FUND                                        0.77%

OVERSEAS FUND                                             100%

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee,                Associate Professor of                     None
63                        since 1987              Finance, Wake Forest
                                                  University, Calloway School
                                                  of Business and Accountancy.
--------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee,                Chairman, CEO, and Co-                     None
63                        since 1998              Founder of Crystal Geyser
                          (Chairman, since 2005)  Water Company and President
                                                  of Crystal Geyser Roxane
                                                  Water Company.
--------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee,                Retired. President of                      None
72                        since 1987              Richard M. Leach Associates
                                                  (a financial consulting firm).
--------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee,                Senior Counselor to the public             None
53                        since 1996              relations firm of Himle-Horner
                                                  and Senior Fellow at the
                                                  Humphrey Institute,
                                                  Minneapolis, Minnesota (a
                                                  public policy organization).
--------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee,                Principal of the law firm of               None
65                        since 1996              Willeke & Daniels.
--------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***   PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee,                Private Investor/Real Estate               None
61                        since 1987              Developer; Chairman of White
                                                  Point Capital, LLC.
--------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)    WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND       PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE       PAST FIVE YEARS                    OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since        Executive Vice President of                None
46                        2003                    Wells Fargo Bank, N.A. and
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior
                                                  Vice President and Chief
                                                  Administrative Officer of Wells
                                                  Fargo Funds Management, LLC
                                                  from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
--------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer,              Senior Vice President of Wells             None
36                        since 2003              Fargo Bank, N.A. and Senior
                                                  Vice President of Operations
                                                  for Wells Fargo Funds
                                                  Management, LLC. Prior there-
                                                  to, Operations Manager at
                                                  Scudder Weisel Capital, LLC
                                                  from 2000 to 2001 and Director
                                                  of Shareholder Services at BISYS
                                                  Fund Services from 1999 to
                                                  2000.
--------------------------------------------------------------------------------------------------------
C. David Messman          Secretary,              Vice President and Managing                None
45                        since 2000              Senior Counsel of Wells Fargo
                                                  Bank, N.A. and Senior Vice
                                                  President and Secretary of Wells
                                                  Fargo Funds Management, LLC.
                                                  Vice President and Senior
                                                  Counsel of Wells Fargo Bank,
                                                  N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** As of September 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

ASIA PACIFIC FUND AND OVERSEAS FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Asia Pacific Fund and Overseas Fund (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Asia Pacific Fund; and (iii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the Overseas Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management and New Star (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. The Board initially approved the Advisory Agreements for the Funds at a meeting held August 9-10, 2004 in connection with its approval of the reorganization of certain of the Strong Funds into certain of the Wells Fargo Advantage Funds (the "Reorganization"), as follows:

STRONG FUNDS                                         WELLS FARGO ADVANTAGE FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund*                                        Asia Pacific Fund
--------------------------------------------------------------------------------
Overseas Fund*                                              Overseas Fund
--------------------------------------------------------------------------------
* Accounting survivor.

      The Reorganization was effective at the close of business on April 8, 2005. The Funds commenced operations on April 11, 2005. Accordingly, references to the Funds refer to either the predecessor funds or the Funds as the context requires. Similarly, references to the various fee rates refer to either the rates of the predecessor funds or those of the Funds as the context requires.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services that would be provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. Responses of Funds Management and the Sub-Advisers to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and the Sub-Advisers.

      The Board also considered the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and the Sub-Adviser's compensation for its personnel that would be involved in the management of the Funds. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services anticipated to be provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-advisers.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to each of the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of each Fund was better than, or not appreciably below, the median performance of its Peer Group for most time periods.

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service

OTHER INFORMATION (UNAUDITED)    WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios for the Funds were lower than, or not appreciably higher than, the Funds' Peer Group's median net operating expense ratios.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each respective Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for these Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services anticipated to be provided.

      The Board also reviewed the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      Because the Fund had not yet commenced operations, the Board did not consider the historical profitability with regard to Funds Management's arrangements with the Funds. However, the Board received and considered a detailed profitability analysis of Funds Management and its affiliates based on similar advisory and other relationships between other series in the Trust and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the other series, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to such series were not unreasonable.

      The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement. The Board did not consider a separate profitability analysis of New Star, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to New Star had been negotiated by Funds Management on an arms length basis and that New Star's separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered information regarding the potential for realization of any future economies of scale. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale will be shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by the Sub-Advisers to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in the business of Funds Management and the Sub-Advisers as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      The Board also considered the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are, or would be, sought and how any such credits are, or would be, utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of the Sub-Advisers regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares would be offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and the Sub-Advisers in advance of the April 4, 2005 meeting as part of the re-approval process under Section 15(c) of the 1940 Act. The Board has also reviewed detailed materials from Funds Management and the Sub-Advisers, and met with various management representatives and portfolio managers, as part of its regular and special meeting cycle, and such materials and meetings were also considered as part of the re-approval process.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS            WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG           -- Association of Bay Area Governments
ADR            -- American Depositary Receipt
AMBAC          -- American Municipal Bond Assurance Corporation
AMT            -- Alternative Minimum Tax
ARM            -- Adjustable Rate Mortgages
BART           -- Bay Area Rapid Transit
CDA            -- Community Development Authority
CDSC           -- Contingent Deferred Sales Charge
CGIC           -- Capital Guaranty Insurance Company
CGY            -- Capital Guaranty Corporation
CMT            -- Constant Maturity Treasury
COFI           -- Cost of Funds Index
Connie Lee     -- Connie Lee Insurance Company
COP            -- Certificate of Participation
CP             -- Commercial Paper
CTF            -- Common Trust Fund
DW&P           -- Department of Water & Power
DWR            -- Department of Water Resources
EDFA           -- Education Finance Authority
FFCB           -- Federal Farm Credit Bank
FGIC           -- Financial Guaranty Insurance Corporation
FHA            -- Federal Housing Authority
FHLB           -- Federal Home Loan Bank
FHLMC          -- Federal Home Loan Mortgage Corporation
FNMA           -- Federal National Mortgage Association
FRN            -- Floating Rate Notes
FSA            -- Financial Security Assurance, Inc
GDR            -- Global Depositary Receipt
GNMA           -- Government National Mortgage Association
GO             -- General Obligation
HFA            -- Housing Finance Authority
HFFA           -- Health Facilities Financing Authority
IDA            -- Industrial Development Authority
IDR            -- Industrial Development Revenue
LIBOR          -- London Interbank Offered Rate
LLC            -- Limited Liability Corporation
LOC            -- Letter of Credit
LP             -- Limited Partnership
MBIA           -- Municipal Bond Insurance Association
MFHR           -- Multi-Family Housing Revenue
MUD            -- Municipal Utility District
MTN            -- Medium Term Note
PCFA           -- Pollution Control Finance Authority
PCR            -- Pollution Control Revenue
PFA            -- Public Finance Authority
PLC            -- Private Placement
PSFG           -- Public School Fund Guaranty
RAW            -- Revenue Anticipation Warrants
RDA            -- Redevelopment Authority
RDFA           -- Redevelopment Finance Authority
R&D            -- Research & Development
SFHR           -- Single Family Housing Revenue
SFMR           -- Single Family Mortgage Revenue
SLMA           -- Student Loan Marketing Association
STEERS         -- Structured Enhanced Return Trust
TBA            -- To Be Announced
TRAN           -- Tax Revenue Anticipation Notes
USD            -- Unified School District
V/R            -- Variable Rate
WEBS           -- World Equity Benchmark Shares
XLCA           -- XL Capital Assurance

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

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

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

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web:www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

             -----------------------------------------------------
             NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
             -----------------------------------------------------

(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

             www.wellsfargo.com/advantagefunds  RT53213 11-05  AINLD/AR107 09-05

                                                                [LOGO]
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS

                                                              SEPTEMBER 30, 2005

                                                                   Annual Report

               WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

               Wells Fargo Advantage Emerging Markets Focus Fund

               Wells Fargo Advantage Institutional Emerging Markets Fund

               Wells Fargo Advantage International Core Fund

               Wells Fargo Advantage International Equity Fund

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Emerging Markets Focus Fund ...........................................     2
   Institutional Emerging Markets Fund ...................................     4
   International Core Fund ...............................................     6
   International Equity Fund .............................................     8

Fund Expenses ............................................................    10
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Emerging Markets Focus Fund ...........................................    12
   Institutional Emerging Markets Fund ...................................    14
   International Core Fund ...............................................    18
   International Equity Fund .............................................    22

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    31
   Statements of Operations ..............................................    32
   Statements of Changes in Net Assets ...................................    34
   Financial Highlights ..................................................    38

Notes to Financial Highlights ............................................    42
--------------------------------------------------------------------------------
Notes to Financial Statements ............................................    43
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ..................    51
--------------------------------------------------------------------------------
Other Information ........................................................    52
--------------------------------------------------------------------------------
List of Abbreviations ....................................................    58
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE FUNDS INTERNATIONAL STOCK FUNDS annual report for the period ending September 30, 2005. Many of our shareholders received an annual report for the WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND less than 12 months ago. The reason for this is that a number of the funds involved in the merger of the WELLS FARGO FUNDS(R) and the Strong Funds in April of 2005 had different fiscal year-end dates. We are in the process of aligning the fiscal year-end dates of our funds in such a manner that, going forward, shareholder reports will be paced every six and twelve months. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, and facts and figures about each Fund's portfolio.

WEAK U.S. DOLLAR HELPS INTERNATIONAL STOCKS
--------------------------------------------------------------------------------

      International stocks finished 2004 with an impressive showing in the fourth quarter. However, more than half of the 15.3% gain in the Morgan Stanley International Europe, Australasia and Far East Index (MSCI EAFE)* benchmark was due to a weak U.S. dollar. By the first quarter of 2005, dollar-based returns of the MSCI EAFE Index were buoyed by gains in overseas markets, rather than by a weakening U.S. dollar. The dollar's strength continued to weigh on the performance of international stocks in the second quarter of 2005. However, weak dollar-based returns masked strength in European and several overseas markets, amid attractive valuations and relatively strong earnings prospects from a weaker euro and from cost cutting potential in the corporate sector. The reporting period ended with international equities performing even more impressively in the third quarter, leaving the MSCI EAFE Index posting double-digit returns of more than 20% for the year. The Australian and Japanese markets had a strong showing during the reporting period and the energy sector, as in the U.S. markets, had significant positive performance.

U.S. ECONOMIC SETBACK FROM HURRICANES
--------------------------------------------------------------------------------

      At the start of the reporting period, the economy was on track for broad-based growth, but lost steam midway through with rising interest rates and higher energy costs threatening economic expansion. Growth slowed to an estimated 3.3% rate in the second quarter, down from the first quarter's 3.8% rate. The reporting period ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita. The damage they did to U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and threatens to further slow economic growth in the fourth quarter.

      Interest rates continued to push higher during the reporting period, with the Federal Reserve continuing its successive rate hikes through the second and third quarters of 2005, ending the period with the Federal funds target rate at 3.75%.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      With worries over hurricane-related disruptions to energy supplies, historically high fuel costs, and a continuing rise in interest rates, this year is shaping up to end markedly different from the financial market highs we experienced at the end of last year. But just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets.

      That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our sub-advisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results offer our investors the firm footing they need to navigate changing market conditions as they move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGOFUNDS.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

* The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Josephine Jimenez, CFA                  12/31/1997
   Frank Chiang

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 33.80%1 (excluding sales charge) for the 12-month period ending September 30, 2005, underperforming the MSCI Emerging Markets IndexSM2, which returned 47.18%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

      PLEASE KEEP IN MIND THAT HIGH DOUBLE-DIGIT RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS. YOU SHOULD NOT EXPECT THAT SUCH FAVORABLE RETURNS CAN BE CONSISTENTLY ACHIEVED. A FUND'S PERFORMANCE, ESPECIALLY FOR VERY SHORT TIME PERIODS, SHOULD NOT BE THE SOLE FACTOR IN MAKING YOUR INVESTMENT DECISION.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our underweighted position compared to the benchmark and weak stock selection in the strong-performing telecommunications sector detracted from performance. Also hindering results was our underweighting and stock selection in the South Korean market, which performed well during the period.

      Larger holdings in stronger performing stocks in South Africa added to performance during the fourth quarter of 2004. However, those gains and more were erased in early 2005 as the country's currency, the rand, depreciated and hurt domestic-oriented stocks. Two particular disappointments in South Africa were financial company FirstRand and natural resources company Anglo American.

      On the positive side, our holdings in Taiwan and an overweighting in Brazil compared to the benchmark helped performance. In Taiwan, the Fund benefited from positions in Shinhan Financial Group and contract electronics manufacturer Hon Hai Precision Industry. Brazil holdings added to performance as lower interest rates finally led to increased expectations for economic growth in the country.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the portfolio's weighting in Brazil, Mexico, Malaysia, and South Africa while increasing our holdings in China and Taiwan. On a sector basis, our exposure to materials, telecommunication services, and consumer discretionary stocks declined. By contrast, we shifted some of the portfolio's assets into the energy sector because we believed the stage was set for a prolonged period of high energy prices. Among the Fund's new holdings in this sector are Petroleo Brasileiro (Brazil), Lukoil (Russia), Sasol (South Africa), and Tenaris (Argentina).

      In South Africa, weakness in the rand led us to cut back our weighting in domestic companies. In Mexico, we reduced our positions in cement company Cemex and mining company Grupo Mexico as part of our strategy to take profits in basic materials. Instead, we redeployed funds to information technology and telecommunications stocks, which we believed offered better future appreciation prospects. Of final note, we added to our weighting in South Korea--although at period end the Fund was still underweighted relative to its benchmark--because of the country's improved investment and commercial and consumer lending environment.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Fund's performance will continue to be influenced by volatile currency movements. We also anticipate continued interest rate reductions in Brazil--an expectation that has led to our continued overweighting there. In China, the government's recent decision to allow its currency to float against the U.S. dollar could stimulate global economic demand.

      In all, we believe that the economic growth in emerging markets appears on track. Asian stock markets remain particularly attractive, in our view. We see domestic-oriented stocks, such as consumer-oriented, banking and real estate companies, and external-focused businesses, such as technology stocks, as particularly well positioned, with China and India remaining the engines of growth for the emerging markets universe.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND.

(1) The Fund's Adviser has committed through January 31,2006,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11,2005,the WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND was named the Wells Fargo Montgomery Emerging Markets Focus Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to June 9, 2003 reflects the performance of the applicable share class of the Montgomery Emerging Markets Focus Fund, its predecessor fund, adjusted to reflect applicable sales charges, and for periods prior to October 31, 2001 reflects the performance of the predecessor fund's Class R shares, adjusted to reflect applicable sales charges and expenses for the respective class. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND - Administrator Class was named the Wells Fargo Montgomery Emerging Markets Focus Fund - Institutional Class. Performance shown for the Administrator Class shares for periods prior to June 9, 2003 reflects the performance of the predecessor fund's Class R shares.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                           Including Sales Charge               Excluding Sales Charge
                                                    -----------------------------------   ----------------------------------
                                                                                Life of                              Life of
                                                    6-Month*  1-Year   5-Year     Fund    6-Month*  1-Year   5-Year    Fund
Emerging Markets Focus Fund - Class A
   (Incept. Date 10/31/2001)                         12.08     26.11    10.91    13.51     18.92     33.80    12.24   14.38

Emerging Markets Focus Fund - Class B
   (Incept. Date 10/31/2001)                         13.56     27.84    11.49    14.03     18.56     32.84    11.75   14.03

Emerging Markets Focus Fund - Class C
   (Incept. Date 10/31/2001)                         17.53     31.76    11.36    13.33     18.53     32.76    11.36   13.33

Emerging Markets Focus Fund - Administrator Class
   (Incept. Date 12/31/1997)                                                               19.14     34.21    12.50   14.77

Benchmark

   MSCI EMERGING MARKETS INDEX(SM2)                                                        23.12     47.18    14.47    9.03

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.12

Price to Earnings Ratio (trailing 12 months)                               9.00x

Price to Book Ratio                                                        2.64x

Median Market Cap. ($B)                                                  $11.13

Portfolio Turnover                                                          184%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Hong Kong                                                                  (11%)
Hungary                                                                     (6%)
Luxembourg                                                                  (4%)
Mexico                                                                      (5%)
Russia                                                                     (12%)
South Africa                                                                (9%)
South Korea                                                                (19%)
Taiwan                                                                     (16%)
Thailand                                                                    (3%)
Brazil                                                                     (15%)

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Lukoil Company ADR                                                         7.91%

Samsung Electronics Company Limited                                        7.59%

Petroleo Brasileiro SA ADR                                                 4.84%

Taiwan Semiconductor Manufacturing Company Limited                         4.42%

Shinhan Financial Group Company Limited                                    4.26%

Tenaris SA ADR                                                             3.83%

Hon Hai Precision Industry Company Limited                                 3.62%

Cathay Financial Holding Company Limited                                   3.51%

Banco Bradesco SA Preferred                                                3.24%

Bank Of Communications Limited                                             3.22%

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                WELLS FARGO ADVANTAGE EMERGING
             WELLS FARGO ADVANTAGE EMERGING   MARKETS FOCUS FUND - Administrator
   Date       MARKETS FOCUS FUND - Class A                 Class                   MSCI Emerging Markets Index
----------   ------------------------------   ----------------------------------   ---------------------------
12/31/1997                9425                               10000                            10000
 1/31/1998                8921                                9470                            9,216
 2/28/1998                9963                               10580                           10,178
 3/31/1998               10768                               11440                           10,619
 4/30/1998               11281                               11990                           10,504
 5/31/1998                9743                               10360                            9,064
 6/30/1998                8780                                9340                            8,113
 7/31/1998                9029                                9610                            8,371
 8/31/1998                6518                                6940                            5,950
 9/30/1998                7210                                7680                            6,328
10/31/1998                7769                                8280                            6,994
11/30/1998                7972                                8500                            7,576
12/31/1998                7429                                7924                            7,466
 1/31/1999                7780                                8302                            7,346
 2/28/1999                7672                                8190                            7,417
 3/31/1999                9207                                9834                            8,395
 4/30/1999               10226                               10927                            9,433
 5/31/1999               10690                               11427                            9,378
 6/30/1999               12556                               13429                           10,443
 7/31/1999               12455                               13327                           10,159
 8/31/1999               11543                               12356                           10,251
 9/30/1999               11405                               12214                            9,904
10/31/1999               12057                               12918                           10,115
11/30/1999               14701                               15757                           11,022
12/31/1999               16434                               17623                           12,424
 1/31/2000               16465                               17664                           12,498
 2/29/2000               16584                               17799                           12,663
 3/31/2000               17619                               18918                           12,725
 4/30/2000               15845                               17021                           11,519
 5/31/2000               14989                               16109                           11,043
 6/30/2000               15976                               17177                           11,432
 7/31/2000               15410                               16576                           10,844
 8/31/2000               16337                               17581                           10,897
 9/30/2000               14992                               16140                            9,945
10/31/2000               14350                               15456                            9,224
11/30/2000               12958                               13963                            8,418
12/31/2000               13530                               14586                            8,621
 1/31/2001               14778                               15938                            9,808
 2/28/2001               13933                               15033                            9,040
 3/31/2001               12983                               14014                            8,152
 4/30/2001               13632                               14721                            8,555
 5/31/2001               14117                               15252                            8,657
 6/30/2001               13466                               14555                            8,480
 7/31/2001               12412                               13422                            7,944
 8/31/2001               12233                               13235                            7,865
 9/30/2001               10393                               11249                            6,648
10/31/2001               10917                               11821                            7,060
11/30/2001               12002                               13006                            7,798
12/31/2001               13052                               14039                            8,417
 1/31/2002               13633                               14678                            8,702
 2/28/2002               13952                               14982                            8,845
 3/31/2002               14513                               15611                            9,377
 4/30/2002               14784                               15904                            9,438
 5/31/2002               15084                               16239                            9,287
 6/30/2002               14029                               15108                            8,590
 7/31/2002               13333                               14354                            7,937
 8/31/2002               13110                               14113                            8,059
 9/30/2002               11552                               12447                            7,190
10/31/2002               12278                               13243                            7,656
11/30/2002               12742                               13746                            8,183
12/31/2002               12329                               13298                            7,912
 1/31/2003               12087                               13057                            7,877
 2/28/2003               11739                               12680                            7,665
 3/31/2003               11661                               12596                            7,447
 4/30/2003               13452                               14545                            8,111
 5/31/2003               14090                               15237                            8,693
 6/30/2003               14777                               15986                            9,188
 7/31/2003               15765                               17062                            9,763
 8/31/2003               16887                               18285                           10,418
 9/30/2003               17197                               18612                           10,494
10/31/2003               18726                               20278                           11,387
11/30/2003               19190                               20784                           11,527
12/31/2003               21116                               22882                           12,363
 1/31/2004               20894                               22640                           12,802
 2/29/2004               21358                               23156                           13,393
 3/31/2004               21377                               23178                           13,565
 4/30/2004               18939                               20531                           12,455
 5/31/2004               18465                               20035                           12,210
 6/30/2004               18445                               20004                           12,266
 7/31/2004               18010                               19540                           12,049
 8/31/2004               19036                               20657                           12,554
 9/30/2004               19955                               21670                           13,279
10/31/2004               20284                               22028                           13,598
11/30/2004               22287                               24211                           14,857
12/31/2004               23710                               25761                           15,572
 1/31/2005               23100                               25097                           15,622
 2/28/2005               24890                               27058                           16,993
 3/31/2005               22452                               24411                           15,873
 4/30/2005               21513                               23399                           15,450
 5/31/2005               22248                               24200                           15,993
 6/30/2005               22645                               24643                           16,545
 7/31/2005               24203                               26341                           17,717
 8/31/2005               24745                               26942                           17,876
 9/30/2005               26700                               29083                           19,542

--------------------------------------------------------------------------------
(2) The MSCI Emerging Markets Index(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of May 2005 the MSCI Emerging Markets Index(SM) consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and portfolio composition.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE EMERGING MARKETS FOCUS FUND Class A and Administrator Class shares for the life of the Fund with the MSCI Emerging Markets Index(SM). The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                 SUB-ADVISER
   Wells Fargo Funds Management, LLC       Wells Capital Management Incorporated

FUND MANAGERS                           INCEPTION DATE
   Josephine Jimenez, CFA                  12/17/1993
   Frank Chiang

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Institutional Class shares returned 35.76%(1) for the 12-month period ending September 30, 2005, underperforming the MSCI Emerging Markets Index(SM2), which returned 47.18%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE -WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

      PLEASE KEEP IN MIND THAT HIGH DOUBLE-DIGIT RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS. YOU SHOULD NOT EXPECT THAT SUCH FAVORABLE RETURNS CAN BE CONSISTENTLY ACHIEVED. A FUND'S PERFORMANCE, ESPECIALLY FOR VERY SHORT TIME PERIODS, SHOULD NOT BE THE SOLE FACTOR IN MAKING YOUR INVESTMENT DECISION.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our underweighted position compared to the benchmark in the strong-performing telecommunications sector detracted from performance. Also hindering results was our underweighting in the South Korean market, which performed well during the period.

      Greater holdings and stock selection in South Africa added to performance during the fourth quarter of 2004. However, those gains were erased in early 2005 as the country's currency, the rand, depreciated and hurt domestic-oriented stocks, especially in the finance and retail sectors. Two particular disappointments in South Africa were financial stock Standard Bank and Edgars, a large retailer.

      On the positive side, stock selection in Taiwan and Brazil performed well. The Fund benefited from positions in technology contract manufacturers Taiwan Semiconductor Manufacturing and Hon Hai Precision Industry, both of which generated better-than-expected earnings. Brazil holdings added to performance as lower interest rates finally led to increased expectations for economic growth in the country.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We reduced the portfolio's weighting in Brazil, South Korea, Mexico, Malaysia, and South Africa while increasing holdings in China and Taiwan. These moves were part of a broad strategy to take profits in basic materials stocks and move assets from slower-growing countries into those offering more technology investments, where we are optimistic about prospects for growth. On a sector basis, we decreased our exposure to materials, telecommunication services, and consumer discretionary stocks. By contrast, we shifted some of the portfolio's assets into the energy sector because we believed the stage was set for a prolonged period of high energy prices. Among the Fund's new holdings in this sector are Petroleo Brasileiro (Brazil), Lukoil (Russia), Sasol (South Africa), and Tenaris (Argentina).

      In South Africa, weakness in the rand led us to cut back our weighting in domestic companies. In Mexico, we reduced our positions in cement company Cemex and mining company Grupo Mexico as part of our strategy to take profits in basic materials. Instead, we redeployed funds to information technology and telecommunications stocks, which we believed offered better future appreciation prospects. Of final note, we added to our weighting in South Korea--although at period end the Fund was still underweighted relative to its benchmark--because of the country's improved commercial and consumer lending environment.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Fund's performance may continue to be influenced by volatile currency movements. We also anticipate continued interest rate reductions in Brazil--an expectation that has led to our continued overweighting there. In China, the government's recent decision to allow its currency to float against the U.S. dollar could stimulate global economic demand.

      In all, we believe that economic growth in emerging markets appears on track with our expectations. Asian stock markets remain particularly attractive, in our view. We see domestic-oriented stocks, such as consumer-oriented, banking, and real estate companies, and external-focused businesses, such as technology stocks, particularly well positioned, with China and India remaining the engines of growth for the emerging markets universe.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                   Excluding Sales Charge
                                                            -----------------------------------
                                                            6-Month*  1-Year   5-Year   10-Year
Institutional Emerging Markets Fund - Institutional Class    18.67     35.76    11.94     5.65

Benchmark

   MSCI Emerging Markets Index(SM2)                          23.12     47.18    14.47     6.10

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.01

Price to Earnings Ratio (trailing 12 months)                              10.80x

Price to Book Ratio                                                        2.51x

Median Market Cap. ($B)                                                   $7.57

Portfolio Turnover                                                          109%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Hong Kong                                                                  (11%)
Hungary                                                                     (4%)
India                                                                       (5%)
Indonesia                                                                   (2%)
Israel                                                                      (2%)
Luxembourg                                                                  (1%)
Malaysia                                                                    (3%)
Mexico                                                                      (4%)
Philippines                                                                 (1%)
Russia                                                                      (8%)
South Africa                                                                (8%)
South Korea                                                                (14%)
Taiwan                                                                     (14%)
Thailand                                                                    (3%)
Turkey                                                                      (2%)
Argentina                                                                   (1%)
Brazil                                                                     (13%)
Chile                                                                       (2%)
China                                                                       (1%)
Czech Republic                                                              (1%)

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Samsung Electronics Company Limited                                        6.29%

Lukoil ADR                                                                 4.00%

Petroleo Brasileiro SA ADR                                                 3.70%

Hon Hai Precision Industry Company Limited                                 3.51%

OTP Bank Rights                                                            3.08%

Companhia Vale Do Rio Doce Preferred A                                     3.02%

Taiwan Semiconductor Manufacturing Company Limited                         2.98%

Petrochina Company Limited                                                 2.43%

Asustek Computer                                                           2.26%

Mobile Telesystems ADR                                                     2.09%

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

             WELLS FARGO ADVANTAGE INSTITUTIONAL
                   EMERGING MARKETS FUND -
   Date              Institutional Class           MSCI Emerging Markets Index
----------   -----------------------------------   ---------------------------
 9/30/1995               10000                                10000
10/31/1995                9673                                9,617
11/30/1995                9414                                9,446
12/31/1995                9778                                9,865
 1/31/1996               10460                               10,566
 2/29/1996               10242                               10,398
 3/31/1996               10402                               10,479
 4/30/1996               10961                               10,898
 5/31/1996               11144                               10,849
 6/30/1996               11231                               10,917
 7/31/1996               10544                               10,171
 8/31/1996               10858                               10,431
 9/30/1996               10949                               10,521
10/31/1996               10720                               10,241
11/30/1996               10947                               10,412
12/31/1996               11054                               10,460
 1/31/1997               11951                               11,173
 2/28/1997               12360                               11,651
 3/31/1997               12073                               11,345
 4/30/1997               12082                               11,365
 5/31/1997               12535                               11,691
 6/30/1997               13527                               12,316
 7/31/1997               13983                               12,500
 8/31/1997               12545                               10,910
 9/30/1997               13009                               11,212
10/31/1997               10772                                9,372
11/30/1997               10413                                9,030
12/31/1997               10837                                9,248
 1/31/1998                9639                                8,523
 2/28/1998               10293                                9,412
 3/31/1998               10576                                9,821
 4/30/1998               10726                                9,714
 5/31/1998                9359                                8,382
 6/30/1998                8378                                7,503
 7/31/1998                8778                                7,741
 8/31/1998                6153                                5,503
 9/30/1998                6395                                5,852
10/31/1998                6804                                6,468
11/30/1998                7390                                7,006
12/31/1998                7045                                6,904
 1/31/1999                6843                                6,793
 2/28/1999                6673                                6,859
 3/31/1999                7584                                7,763
 4/30/1999                8447                                8,724
 5/31/1999                8264                                8,673
 6/30/1999                9196                                9,657
 7/31/1999                8984                                9,395
 8/31/1999                9007                                9,480
 9/30/1999                8694                                9,159
10/31/1999                8981                                9,354
11/30/1999                9996                               10,193
12/31/1999               11756                               11,490
 1/31/2000               11796                               11,558
 2/29/2000               12118                               11,711
 3/31/2000               12026                               11,768
 4/30/2000               10904                               10,652
 5/31/2000               10647                               10,212
 6/30/2000               11073                               10,572
 7/31/2000               10560                               10,028
 8/31/2000               10991                               10,077
 9/30/2000                9861                                9,197
10/31/2000                9177                                8,531
11/30/2000                8170                                7,785
12/31/2000                8530                                7,973
 1/31/2001                9534                                9,070
 2/28/2001                8628                                8,360
 3/31/2001                7847                                7,539
 4/30/2001                8226                                7,912
 5/31/2001                8626                                8,006
 6/30/2001                8308                                7,842
 7/31/2001                7678                                7,346
 8/31/2001                7544                                7,274
 9/30/2001                6445                                6,148
10/31/2001                6864                                6,529
11/30/2001                7704                                7,211
12/31/2001                8203                                7,783
 1/31/2002                8457                                8,047
 2/28/2002                8538                                8,179
 3/31/2002                9011                                8,671
 4/30/2002                9056                                8,728
 5/31/2002                8937                                8,589
 6/30/2002                8177                                7,944
 7/31/2002                7559                                7,340
 8/31/2002                7597                                7,453
 9/30/2002                6815                                6,649
10/31/2002                7292                                7,081
11/30/2002                7787                                7,568
12/31/2002                7520                                7,316
 1/31/2003                7506                                7,285
 2/28/2003                7270                                7,088
 3/31/2003                7084                                6,887
 4/30/2003                7871                                7,500
 5/31/2003                8413                                8,039
 6/30/2003                8806                                8,497
 7/31/2003                9377                                9,029
 8/31/2003                9975                                9,635
 9/30/2003               10123                                9,705
10/31/2003               10923                               10,531
11/30/2003               11173                               10,660
12/31/2003               12178                               11,433
 1/31/2004               12352                               11,839
 2/29/2004               12970                               12,385
 3/31/2004               13154                               12,544
 4/30/2004               11929                               11,518
 5/31/2004               11726                               11,291
 6/30/2004               11748                               11,343
 7/31/2004               11564                               11,143
 8/31/2004               12079                               11,609
 9/30/2004               12765                               12,280
10/31/2004               12977                               12,575
11/30/2004               14132                               13,740
12/31/2004               14876                               14,401
 1/31/2005               14805                               14,447
 2/28/2005               15852                               15,715
 3/31/2005               14603                               14,679
 4/30/2005               14160                               14,287
 5/31/2005               14610                               14,790
 6/30/2005               15002                               15,301
 7/31/2005               16000                               16,384
 8/31/2005               16234                               16,531
 9/30/2005               17330                               18,072

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND - Institutional Class was named the Wells Fargo Montgomery Institutional Emerging Markets Fund - Select Class. Performance shown for the Institutional Class shares of the Fund for periods prior to June 9, 2003 reflects the performance of the single class of shares of the Montgomery Institutional Series: Emerging Markets Portfolio, its predecessor fund.

(2) The MSCI Emerging Markets Index(SM) is a free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of May 2005 the MSCI Emerging Markets Index(SM) consisted of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Morocco, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, Turkey and Venezuela. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and portfolio composition.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE INSTITUTIONAL EMERGING MARKETS FUND Institutional Class shares for the life of the Fund with the MSCI Emerging Markets Index(SM). The chart assumes a hypothetical investment of $10,000 in Institutional Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND (the Fund) seeks long-term capital appreciation.

ADVISER                               SUB-ADVISER
   Wells Fargo Funds Management, LLC     New Star Institutional Managers Limited

FUND MANAGERS                         INCEPTION DATE
   Mark Beale                            09/28/2001
   Richard Lewis

HOW DID THE FUND PERFORM OVER THE NINE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 6.48%(1) (excluding sales charge) for the nine-month period ending September 30, 2005, underperforming the MSCI EAFE Index(2), which returned 9.08%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      International equity markets were very strong during the past nine months, although many of the resulting gains in Fund performance were eroded by currency weakness relative to the U.S. dollar. Country selection was a negative influence on the Fund's performance during the period. Our underweighted position in weak-performing United Kingdom (U.K.) stocks compared to the benchmark contributed positively to results, but was offset by an underweighting of the strong-performing Australian and Japanese markets. In addition, the Fund's overweighting in Europe (excluding the U.K.) was a negative, as the weak euro undermined returns in the region.

      In addition, sector selection detracted from results. The Fund's energy overweighting helped results during a year of sharply rising oil prices. However, an overweighting in the health care and information technology sectors hurt the Fund. Both sectors underperformed the materials and industrials sectors, in which the portfolio was significantly underweighted. At the individual security level, the Fund benefited most from our holdings in Woodside Petroleum (Australia), Indra Sistemas (Spain), and aerospace and engine manufacturer Rolls Royce (U.K.). By contrast, our holdings of Singapore Press and United Overseas Bank (both Singapore), Taiwan Semiconductor, and Ajinomoto (Japan) delivered disappointing returns.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------
      Our biggest changes were to the Fund's sector weightings. We continued to add to our health care exposure as we sought companies with strong and improving returns on invested capital. Purchases in this sector included pharmaceutical names AstraZeneca International and GlaxoSmithKline in the U.K., and Roche Holding and Novartis in Switzerland. We believed these securities could continue to deliver strong returns that might provide downside protection if the economy were to decline. For similar reasons we bought several new technology positions--semiconductor manufacturing equipment maker ASML Holding (The Netherlands), systems integration and consulting firm Capgemini (France), mobile phone maker Nokia (Finland), and consumer electronics maker Samsung Electronics (South Korea). We believed that health care and technology company earnings were more likely to be resilient than those of more cyclically oriented materials and industrial sectors.

      We maintained the portfolio's energy overweighting and added several new names, including Woodside Petroleum and Lukoil (Russia), both of which we believed offered attractive levels of energy reserves to support potential production increases. These purchases were partially funded through the sale of shares in oil giant BP (U.K.). Elsewhere, we reduced our holdings in the materials and industrials sector with sales of mining company BHP Billiton (U.K.), conglomerate Mitsui & Co. (Japan), machinery manufacturer THK Co. (Japan), and automobile safety equipment maker Autoliv. By contrast, we added to our telecommunications exposure by purchasing shares of U.K. wireless communications company Vodafone Group.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The portfolio remains positioned for a slowdown in corporate profits and earnings expectations. The earnings outlook seems less assured to us than consensus estimates might indicate. The Fund's continued larger holdings of technology and health care stocks reflect our expectation that eroding profits could lead investors to favor companies that can provide steady earnings potential. We also have larger holdings in energy stocks because we see the potential for higher returns on invested capital stemming from tight supplies relative to demand. We remain cautious on the sustainability of profits for the industrial and material sectors and are significantly underweighted in these sectors compared to the benchmark.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                  Including Sales Charge              Excluding Sales Charge
                                                             ---------------------------------   ---------------------------------
                                                                                        Life of                            Life of
                                                             6-Month* 9-Month*  1-Year    Fund   6-Month* 9-Month* 1-Year    Fund
International Core Fund - Class A (Incept. Date 9/28/2001)     0.65     0.37     13.04    8.59     6.80     6.48    19.93   10.21

International Core Fund - Class B (Incept. Date 9/28/2001)     1.35     1.03     14.55    9.71     6.35     6.03    19.55   10.08

International Core Fund - Class C (Incept. Date 9/28/2001)     5.44     5.11     18.57   10.10     6.44     6.11    19.57   10.10

International Core Fund - Administrator Class
   (Incept. Date 4/11/05)                                                                          6.88     5.74    19.65    9.55

Benchmark

   MSCI EAFE Index(2)                                                                              9.26     9.08    25.79   13.07

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.97

Price to Earnings Ratio (trailing 12 months)                              15.87x

Price to Book Ratio                                                        2.50x

Median Market Cap. ($B)                                                  $15.06

Portfolio Turnover                                                           37%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Continental Europe                                                         (50%)
Emerging Market                                                             (2%)
Japan                                                                      (19%)
South East Asia                                                             (7%)
UK                                                                         (19%)
USA                                                                         (1%)
Australia                                                                   (2%)

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Novartis AG ADR                                                            2.63%

Roche Holding AG                                                           2.26%

NTT DoCoMo Incorporated                                                    2.06%

HSBC Holdings plc                                                          2.03%

Aeon Company Limited                                                       2.01%

Royal Dutch Shell plc Class A                                              1.97%

ENI SpA                                                                    1.91%

AstraZeneca plc                                                            1.90%

Vodafone Group plc                                                         1.83%

Unicredito Italiano SpA                                                    1.80%

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                                     WELLS FARGO ADVANTAGE
             WELLS FARGO ADVANTAGE INTERNATIONAL   INTERNATIONAL CORE FUND -
   Date              CORE FUND - Class A               Administrator Class     MSCI EAFE Index
----------   -----------------------------------   -------------------------   ---------------
 9/28/2001                   9425                            10000                 10,000
 9/30/2001                   9425                            10000                  9,999
10/31/2001                   9227                             9790                 10,255
11/30/2001                   9566                            10150                 10,633
12/31/2001                   9811                            10410                 10,696
 1/31/2002                   9331                             9900                 10,128
 2/28/2002                   9331                             9900                 10,199
 3/31/2002                   9793                            10390                 10,751
 4/30/2002                   9793                            10390                 10,822
 5/31/2002                   9821                            10420                 10,959
 6/30/2002                   9538                            10120                 10,523
 7/31/2002                   8699                             9230                  9,484
 8/31/2002                   8728                             9260                  9,463
 9/30/2002                   8030                             8520                  8,446
10/31/2002                   8190                             8690                  8,900
11/30/2002                   8492                             9010                  9,304
12/31/2002                   8332                             8840                  8,991
 1/31/2003                   8040                             8521                  8,616
 2/28/2003                   7926                             8393                  8,418
 3/31/2003                   7870                             8324                  8,253
 4/30/2003                   8492                             8973                  9,062
 5/31/2003                   8973                             9471                  9,611
 6/30/2003                   9067                             9560                  9,844
 7/31/2003                   9161                             9650                 10,082
 8/31/2003                   9331                             9818                 10,325
 9/30/2003                   9529                            10016                 10,643
10/31/2003                   9962                            10460                 11,306
11/30/2003                  10264                            10766                 11,557
12/31/2003                  10946                            11470                 12,460
 1/31/2004                  11185                            11708                 12,635
 2/29/2004                  11452                            11976                 12,927
 3/31/2004                  11448                            11959                 13,000
 4/30/2004                  11066                            11548                 12,706
 5/31/2004                  11248                            11725                 12,749
 6/30/2004                  11506                            11982                 13,028
 7/31/2004                  11133                            11581                 12,605
 8/31/2004                  11257                            11698                 12,660
 9/30/2004                  11601                            12044                 12,991
10/31/2004                  11898                            12338                 13,434
11/30/2004                  12528                            12979                 14,351
12/31/2004                  13067                            13524                 14,981
 1/31/2005                  12809                            13257                 14,706
 2/28/2005                  13385                            13853                 15,341
 3/31/2005                  13028                            13483                 14,956
 4/30/2005                  12729                            13184                 14,605
 5/31/2005                  12699                            13143                 14,612
 6/30/2005                  12898                            13359                 14,806
 7/31/2005                  13326                            13792                 15,261
 8/31/2005                  13625                            14101                 15,647
 9/30/2005                  13913                            14410                 16,343

--------------------------------------------------------------------------------
(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Class A, Class B and Class C shares of the WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND for periods prior to April 11, 2005 reflects the performance of the applicable share class of the Strong Advisor International Core Fund, its predecessor fund. Performance shown for the Administrator Class shares of the WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND for periods prior to April 11, 2005 reflects the performance of the Class A shares of the Strong Advisor International Core Fund, its predecessor fund and includes fees and expenses that are not applicable to and are higher than those of the Administrator Class shares.

(2) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and portfolio composition.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND Class A and Administrator Class shares for the life of the Fund with the MSCI EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS           PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND (the Fund) seeks total return with an emphasis on long-term capital appreciation.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC      Artisan Partners Limited Partnership
                                            LSV Asset Management
                                            New Star Institutional Managers
                                            Limited

FUND MANAGERS                            INCEPTION DATE
     Mark Beale                             09/24/1997
     Josef Lakonishok
     Richard Lewis
     Menno Vermeulen, CFA
     Robert W. Vishny
     Mark L. Yockey, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 23.48%(1) (excluding sales charge) for the 12-month period ending September 30, 2005, underperforming the MSCI EAFE Index(2), which returned 25.79%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund uses three different styles of international equity management: an international value style, sub-advised by LSV Asset Management ("LSV"); an international blend style, sub-advised by New Star Institutional Managers Limited ("New Star"); and an international growth style, sub-advised by Artisan Partners Limited Partnership ("Artisan Partners").

      The portion of the Fund managed by LSV benefited from an overweighting in the energy sector because of rising oil and gas prices worldwide. Top-performing energy stocks in the portfolio included ERG Spa, OMV, and Repsol. An underweighting in the technology sector was also beneficial as technology stocks lagged the broader market during the reporting period.

      The portion of the Fund managed by New Star underperformed due to its underweighting in the strong-performing Australian and Japanese markets. In addition, its overweighting in Europe (excluding the United Kingdom "U.K.") was a negative, as the weak euro undermined returns in the region. In terms of sector allocation, an overweighting in the health care and information technology sectors also hurt performance. An energy overweighting helped results during a year of sharply rising oil prices. An underweighting in U.K. stocks also contributed positively to results, but not enough to positively impact the total returns of the Fund.

      The portion of the Fund managed by Artisan Partners benefited from security selection in Japan. Security selection in emerging market countries was also beneficial, as emerging markets outperformed their more developed counterparts. Although underweighted in the U.K., this did have a negative impact on this portion of the Fund due to its overweighted exposure to the retail sector.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period, LSV increased the holdings in several companies in the oil and gas industry that remained cheap and were showing strong momentum, including Cosmo Oil, ENI Spa, Nippon Misubishi Oil and Santos. LSV also increased the Fund's weightings in two of the larger U.K. pharmaceuticals (GlaxoSmithKline and AstraZeneca), which were attractively priced. In addition, they continued to maintain an underweighting in pharmaceuticals relative to the benchmark.

      The primary change to the portion of the Fund managed by New Star was in its sector weightings with additions to health care and technology.

      Artisan continued to extend its global financial focus to the Far East, particularly Japan, as many of these companies have started to focus on consumer finance-related opportunities. Artisan pared down its telecommunication holdings, as it believed many of these companies were not keeping pace with the technological changes taking place.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fund leverages the investment expertise of three independent teams. As such, there is a varied range of opinion regarding the outlook for the international equity markets. It is important to note that the Fund is, by design, a diversified vehicle intended to provide broad exposure across international equity markets. LSV is conservatively positioned and will continue to consistently seek trades at a significant valuation discount compared to the market, with a bias towards mid cap stocks relative to the Fund's benchmark. New Star remains positioned for a possible slowdown in corporate profits and earnings expectations. They are overweighted in healthcare and technology as they believe companies in these sectors may provide steady earnings potential. Artisan Partners continues to anticipate a scenario of moderating economic growth. In that environment, stocks with faster earnings growth potential may become more attractive.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.
--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND.

PERFORMANCE HIGHLIGHTS           WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                          Including Sales Charge                    Excluding Sales Charge
                                                 ----------------------------------------  -----------------------------------------
                                                 6-Month*   1-Year   5-Year  Life of Fund  6-Month*   1-Year   5-Year   Life of Fund
International Equity Fund - Class A
(Inception date 9/24/97)                           2.01      16.35   (2.74)      3.77        8.22      23.48   (1.58)       4.54

International Equity Fund - Class B
(Inception date 9/24/97)                           2.86      17.69   (2.78)      3.76        7.86      22.69   (2.34)       3.76

International Equity Fund - Class C
(Inception date 4/1/98)                            6.79      21.64   (2.37)      3.74        7.79      22.64   (2.37)       3.74

International Equity Fund - Administrator Class
(Inception date 11/8/99)                                                                     8.39      23.94   (1.37)       4.73

Benchmark

   MSCI EAFE Index(2)                                                                        9.26      25.79   (3.16)       4.73

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.97

Price to Earnings Ratio (trailing 12 months)                              14.91x

Price to Book Ratio                                                        2.29x

Median Market Cap. ($B)                                                 $ 12.66

Portfolio Turnover                                                           46%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Canada                                                                      (1%)
Continental Europe                                                         (48%)
Emerging Market                                                             (4%)
Japan                                                                      (21%)
South East Asia                                                             (6%)
United Kingdom                                                             (18%)
Australia                                                                   (2%)

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Total SA                                                                   2.05%

GlaxoSmithKline plc                                                        1.81%

ENI SpA                                                                    1.77%

UBS AG                                                                     1.61%

Barclays plc                                                               1.40%

Royal Dutch Shell plc                                                      1.32%

Toyota Motor Corporation                                                   1.28%

Novartis AG                                                                1.25%

Roche Holding AG                                                           1.22%

ING Groep NV                                                               1.18%

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

              WELLS FARGO ADVANTAGE INTERNATIONAL   WELLS FARGO ADVANTAGE INTERNATIONAL
   DATE              EQUITY FUND - Class A           EQUITY FUND - Administrator Class    MSCI EAFE Index
-----------   -----------------------------------   -----------------------------------   ---------------
  9/24/1997                   9425                                 10000                       10000
  9/30/1997                   9510                                 10090                       9,999
 10/31/1997                   8954                                  9500                       9,230
 11/30/1997                   9029                                  9580                       9,136
 12/31/1997                   9116                                  9672                       9,215
  1/31/1998                   9323                                  9892                       9,637
  2/28/1998                   9955                                 10562                      10,255
  3/31/1998                  10417                                 11052                      10,571
  4/30/1998                  10605                                 11252                      10,655
  5/31/1998                  10596                                 11242                      10,602
  6/30/1998                  10746                                 11402                      10,683
  7/31/1998                  10869                                 11532                      10,791
  8/31/1998                   9135                                  9692                       9,454
  9/30/1998                   8823                                  9362                       9,164
 10/31/1998                   9606                                 10192                      10,118
 11/30/1998                  10162                                 10782                      10,637
 12/31/1998                  10577                                 11222                      11,057
  1/31/1999                  10756                                 11412                      11,024
  2/28/1999                  10567                                 11212                      10,761
  3/31/1999                  10897                                 11562                      11,210
  4/30/1999                  11312                                 12002                      11,664
  5/31/1999                  10926                                 11592                      11,063
  6/30/1999                  11548                                 12252                      11,495
  7/31/1999                  11906                                 12632                      11,836
  8/31/1999                  11802                                 12522                      11,880
  9/30/1999                  11972                                 12702                      12,000
 10/31/1999                  12670                                 13442                      12,450
 11/30/1999                  14065                                 14933                      12,882
 12/31/1999                  15988                                 17002                      14,039
  1/31/2000                  15310                                 16286                      13,147
  2/29/2000                  16638                                 17697                      13,501
  3/31/2000                  16839                                 17922                      14,025
  4/30/2000                  15807                                 16828                      13,287
  5/31/2000                  14822                                 15774                      12,963
  6/30/2000                  15606                                 16613                      13,470
  7/31/2000                  15291                                 16286                      12,905
  8/31/2000                  15568                                 16582                      13,018
  9/30/2000                  14564                                 15518                      12,384
 10/31/2000                  14172                                 15099                      12,091
 11/30/2000                  13408                                 14291                      11,638
 12/31/2000                  13878                                 14792                      12,051
  1/31/2001                  14220                                 15169                      12,045
  2/28/2001                  13106                                 13977                      11,142
  3/31/2001                  12208                                 13026                      10,399
  4/30/2001                  12813                                 13674                      11,121
  5/31/2001                  12706                                 13559                      10,729
  6/30/2001                  12315                                 13151                      10,290
  7/31/2001                  11983                                 12785                      10,103
  8/31/2001                  11524                                 12304                       9,847
  9/30/2001                  10255                                 10945                       8,849
 10/31/2001                  10635                                 11364                       9,076
 11/30/2001                  11085                                 11834                       9,411
 12/31/2001                  11329                                 12106                       9,466
  1/31/2002                  10782                                 11531                       8,964
  2/28/2002                  10635                                 11364                       9,027
  3/31/2002                  11173                                 11949                       9,515
  4/30/2002                  11173                                 11959                       9,578
  5/31/2002                  11075                                 11855                       9,699
  6/30/2002                  10567                                 11311                       9,313
  7/31/2002                   9463                                 10120                       8,394
  8/31/2002                   9356                                 10005                       8,375
  9/30/2002                   8262                                  8844                       7,475
 10/31/2002                   8624                                  9231                       7,877
 11/30/2002                   9073                                  9712                       8,234
 12/31/2002                   8692                                  9306                       7,958
  1/31/2003                   8174                                  8762                       7,626
  2/28/2003                   7989                                  8563                       7,450
  3/31/2003                   7823                                  8385                       7,304
  4/30/2003                   8477                                  9097                       8,020
  5/31/2003                   8946                                  9599                       8,506
  6/30/2003                   9073                                  9736                       8,712
  7/31/2003                   9190                                  9830                       8,923
  8/31/2003                   9444                                 10112                       9,138
  9/30/2003                   9649                                 10332                       9,419
 10/31/2003                  10255                                 10981                      10,006
 11/30/2003                  10479                                 11232                      10,228
 12/31/2003                  11197                                 12003                      11,027
  1/31/2004                  11187                                 11992                      11,183
  2/29/2004                  11325                                 12140                      11,441
  3/31/2004                  11364                                 12182                      11,505
  4/30/2004                  10971                                 11760                      11,245
  5/31/2004                  10961                                 11750                      11,283
  6/30/2004                  11099                                 11908                      11,530
  7/31/2004                  10726                                 11507                      11,156
  8/31/2004                  10677                                 11465                      11,205
  9/30/2004                  10893                                 11686                      11,497
 10/31/2004                  11177                                 12003                      11,889
 11/30/2004                  11894                                 12783                      12,701
 12/31/2004                  12409                                 13331                      13,259
  1/31/2005                  12222                                 13140                      13,015
  2/28/2005                  12762                                 13712                      13,578
  3/31/2005                  12428                                 13362                      13,237
  4/30/2005                  12114                                 13035                      12,926
  5/31/2005                  12065                                 12971                      12,932
  6/30/2005                  12261                                 13183                      13,104
  7/31/2005                  12654                                 13616                      13,506
  8/31/2005                  13047                                 14050                      13,848
  9/30/2005                  13450                                 14484                      14,464

(1) The Fund's Adviser has committed through January 31,2006,to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11,2005, the WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND was named the Wells Fargo International Equity Fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999 reflects the performance of the applicable share class of the Stagecoach International Equity Fund, its predecessor fund. Performance shown for the Class C shares for periods prior to April 1, 1998, reflects the performance of the Class B shares of the Stagecoach Fund, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND - Administrator Class was named the Wells Fargo International Equity Fund - Institutional Class. Performance shown for the Administrator Class shares for periods prior to November 8, 1999 reflects the performance of the Class A shares, which incepted on September 24, 1997, adjusted to reflect the expenses of the Administrator Class shares.

(2) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and portfolio composition.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUND Class A and Administrator Class shares for the life of the Fund with the MSCI EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS                    FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 01, 2005 to September 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                Beginning     Ending
                                                                                 Account      Account     Expenses
                                                                                  Value        Value     Paid During     Net Annual
                                                                                  4/1/05      9/30/05     Period(1)    Expense Ratio
Wells Fargo Advantage Emerging Markets Focus Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Emerging Markets Focus Fund - Class A
Actual                                                                         $ 1,000.00   $ 1,189.20     $ 10.43         1.90%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,015.54     $  9.60         1.90%

Wells Fargo Advantage Emerging Markets Focus Fund - Class B
Actual                                                                         $ 1,000.00   $ 1,185.60     $ 14.52         2.65%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,011.78     $ 13.36         2.65%

Wells Fargo Advantage Emerging Markets Focus Fund - Class C
Actual                                                                         $ 1,000.00   $ 1,185.30     $ 14.52         2.65%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,011.78     $ 13.36         2.65%

Wells Fargo Advantage Emerging Markets Focus Fund - Administrator Class
Actual                                                                         $ 1,000.00   $ 1,191.40     $  8.79         1.60%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,017.05     $  8.09         1.60%

FUND EXPENSES                    WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                Beginning     Ending
                                                                                 Account      Account     Expenses
                                                                                  Value        Value     Paid During     Net Annual
                                                                                  4/1/05      9/30/05     Period(1)    Expense Ratio
Wells Fargo Advantage International Core Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage International Core Fund - Class A
Actual                                                                         $ 1,000.00   $ 1,006.50     $  3.72         0.74%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,021.36     $  3.75         0.74%

Wells Fargo Advantage International Core Fund - Class B
Actual                                                                         $ 1,000.00   $ 1,013.50     $  5.45         1.08%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,019.65     $  5.47         1.08%

Wells Fargo Advantage International Core Fund - Class C
Actual                                                                         $ 1,000.00   $ 1,054.40     $  5.41         1.05%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,019.80     $  5.32         1.05%

Wells Fargo Advantage International Core Fund - Administrator Class
Actual(2)                                                                      $ 1,000.00   $ 1,057.40     $  6.87         1.41%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,017.02     $  6.74         1.41%

Wells Fargo Advantage International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage International Equity Fund - Class A
Actual                                                                         $ 1,000.00   $ 1,082.20     $  7.83         1.50%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,017.55     $  7.59         1.50%

Wells Fargo Advantage International Equity Fund - Class B
Actual                                                                         $ 1,000.00   $ 1,078.60     $ 11.72         2.25%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,013.79     $ 11.36         2.25%

Wells Fargo Advantage International Equity Fund - Class C
Actual                                                                         $ 1,000.00   $ 1,077.90     $ 11.72         2.25%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,013.79     $ 11.36         2.25%

Wells Fargo Advantage Emerging Markets Focus Fund - Administrator Class
Actual                                                                         $ 1,000.00   $ 1,083.90     $  6.53         1.25%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,018.80     $  6.33         1.25%

Wells Fargo Advantage Institutional Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Institutional Emerging Markets Fund - Institutional Class
Actual                                                                         $ 1,000.00   $ 1,186.70     $  6.85         1.25%

Hypothetical (5% return before expenses)                                       $ 1,000.00   $ 1,018.80     $  6.33         1.25%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

(2) THIS CLASS COMMENCED OPERATIONS ON APRIL 11, 2005. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 173/365 (TO REFLECT THE PERIOD FROM APRIL 11, 2005 TO SEPTEMBER 30, 2005).

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

  EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

COMMON STOCKS - 88.07%

BRAZIL - 9.87%
   117,000  BRASKEM SA (CHEMICALS & ALLIED PRODUCTS)              $   2,424,240
   185,200  NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)               7,390,727
   155,500  PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)               11,116,695
   151,287  TELE NORTE LESTE PARTICIPACOES SA ADR
            (COMMUNICATIONS)                                          2,500,774

                                                                     23,432,436
                                                                  -------------

HONG KONG - 10.48%
17,544,259  BANK OF COMMUNICATIONS LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)+                                               7,406,840
16,194,500  CHINA OVERSEAS LAND & INVESTMENT LIMITED
            (REAL ESTATE)                                             4,853,747
12,778,000  CHINA PETROLEUM & CHEMICAL CORPORATION
            (SINOPEC) (OIL COMPANIES)                                 5,847,602
 1,492,000  DATANG INTERNATIONAL POWER GENERATION
            COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)       1,144,386
 6,704,000  PETROCHINA COMPANY LIMITED (OIL & GAS EXTRACTION)         5,617,382

                                                                     24,869,957
                                                                  -------------

HUNGARY - 2.92%
   62,600   MOL MAGYAR OLAJ-ES GAZIPARI RT (OIL & GAS EXTRACTION)     6,920,971
                                                                  -------------

KOREA (SOUTH) - 17.98%
    17,800  HYUNDAI MIPO DOCKYARD COMPANY LIMITED
            (TRANSPORTATION EQUIPMENT)                                1,279,348
    77,800  HYUNDAI MOTOR COMPANY LIMITED
            (TRANSPORTATION EQUIPMENT)                                6,076,378
    51,630  LG ELECTRONICS INCORPORATED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    3,458,493
    20,720  POSCO (PRIMARY METAL INDUSTRIES)                          4,646,363
    30,960  SAMSUNG ELECTRONICS COMPANY LIMITED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                   17,445,596
   281,190  SHINHAN FINANCIAL GROUP COMPANY LIMITED
            (FINANCIAL SERVICES)                                      9,781,693

                                                                     42,687,871
                                                                  -------------

LUXEMBOURG - 3.70%
    63,800  TENARIS SA ADR
            (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
            TRANSPORTATION EQUIPMENT)                                 8,794,192
                                                                  -------------

MEXICO - 4.67%
    34,600  CEMEX SA DE CV
            (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                  1,809,580
 1,278,616  GRUPO MEXICO SA SERIES B (METAL MINING)                   2,519,909
   997,800  GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)           3,227,985
    49,052  GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                   3,517,519

                                                                     11,074,993
                                                                  -------------

RUSSIA - 11.56%
    53,300  GAZPROM ADR (OIL & GAS EXTRACTION)+                       3,557,775
   314,600  LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)                18,168,150
   140,500  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                   5,715,540

                                                                     27,441,465
                                                                  -------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

  EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

SOUTH AFRICA - 8.55%
   502,780  EDGARS CONSOLIDATED STORES LIMITED
            (GENERAL MERCHANDISE STORES)                          $   2,508,961
    36,880  IMPALA PLATINUM HOLDINGS LIMITED
            (MINING & QUARRYING OF NONMETALLIC MINERALS,
            EXCEPT FUELS)                                             4,190,843
   166,700  SASOL LIMITED (COAL MINING)                               6,453,157
   417,200  STANDARD BANK GROUP LIMITED
            (DEPOSITORY INSTITUTIONS)                                 4,590,020
   804,100  TRUWORTHS INTERNATIONAL LIMITED
            (APPAREL & ACCESSORY STORES)                              2,565,537

                                                                     20,308,518
                                                                  -------------

TAIWAN - 15.36%
 2,395,100  ASUSTEK COMPUTER INCORPORATED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    6,423,405
 2,713,000  AU OPTRONICS CORPORATION
            (ELECTRIC, GAS & SANITARY SERVICES)                       3,515,361
 4,319,100  CATHAY FINANCIAL HOLDING COMPANY LIMITED
            (INSURANCE AGENTS, BROKERS & SERVICE)                     8,056,298
 1,787,064  HON HAI PRECISION INDUSTRY COMPANY LIMITED
            (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
            EQUIPMENT)                                                8,319,940
 6,324,089  TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY LIMITED
            (SEMICONDUCTORS)                                         10,157,266

                                                                     36,472,270
                                                                  -------------

THAILAND - 2.98%
   619,800  PTT EXPLORATION & PRODUCTION PUBLIC COMPANY LIMITED
            (OIL & GAS EXTRACTION)                                    7,067,034
                                                                  -------------

TOTAL COMMON STOCKS (COST $177,417,436)                             209,069,707
                                                                  -------------

RIGHTS - 2.85%
   172,130  OTP BANK RIGHTS                                           6,764,636

TOTAL RIGHTS (COST $6,201,135)                                        6,764,636
                                                                  -------------

PRINCIPAL

PREFERRED STOCKS - 5.84%
 $ 152,668  BANCO BRADESCO SA PREFERRED                               7,447,888
   165,200  COMPANHIA VALE DO RIO DOCE PREFERREDA                     6,416,296

TOTAL PREFERRED STOCKS (COST $8,549,874)                             13,864,184
                                                                  -------------

SHORT-TERM INVESTMENTS - 3.54%

MUTUAL FUND - 3.54%
 8,398,093  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++               8,398,093
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $8,398,093)                        8,398,093
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $200,566,538)*                         100.30%              $ 238,096,620
OTHER ASSETS AND LIABILITIES, NET             (0.30)                   (709,227)
                                             ------               -------------
TOTAL NET ASSETS                             100.00%              $ 237,387,393
                                             ======               =============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $8,398,093.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $200,566,538 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                     $ 39,926,345
         GROSS UNREALIZED DEPRECIATION                       (2,396,263)
                                                           ------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)        $ 37,530,082

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

COMMON STOCKS - 61.40%

ARGENTINA - 0.37%
   31,700   TELECOM ARGENTINA SA ADR (COMMUNICATIONS)            $      409,247
                                                                 --------------

BRAZIL - 5.65%
   20,400   BRASKEM SA (CHEMICALS & ALLIED PRODUCTS)                    422,688
   23,989   COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO
            DE ACUCAR ADR (FOOD STORES)+                                692,562
   33,140   CYRELA BRAZIL REALTY (MEMBERSHIP ORGANIZATIONS)             271,932
   22,600   ENERGIAS DO BRAZIL SA
            (MEMBERSHIP ORGANIZATIONS)+                                 263,474
   12,990   LOJAS RENNER SA (APPAREL & ACCESSORY STORES)+               320,352
   11,100   NATURA COSMETICOS SA (MISCELLANEOUS RETAIL)                 442,965
   38,036   PETROLEO BRASILEIRO SA (OIL COMPANIES)                    2,719,194
   10,700   PETROLEO BRASILEIRO SA ADR (OIL COMPANIES)                  682,125
   24,316   TELE NORTE LESTE PARTICIPACOES SA ADR
            (COMMUNICATIONS)                                            401,943

                                                                      6,217,235
                                                                 --------------

CHILE - 1.02%
    8,950   BANCO SANTANDER CHILE SA
            (DEPOSITORY INSTITUTIONS)                                   392,636
   64,000   ENERSIS SA ADR
            (ELECTRIC, GAS & SANITARY SERVICES)                         732,160

                                                                      1,124,796
                                                                 --------------

CHINA - 0.36%
1,040,400   CHINA TELECOM CORPORATION LIMITED
            (COMMUNICATIONS)                                            392,295
                                                                 --------------

COLOMBIA - 0.17%
    8,400   BANCOLOMBIA SA ADR (DEPOSITORY INSTITUTIONS)                184,380
                                                                 --------------

CZECH REPUBLIC - 0.43%
   15,790   CEZ AS (ELECTRIC, GAS & SANITARY SERVICES)                  473,581
                                                                 --------------

HONG KONG - 7.09%
1,648,372   BANK OF COMMUNICATIONS LIMITED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                     695,910
  550,000   CHINA LIFE INSURANCE COMPANY LIMITED
            (MEMBERSHIP ORGANIZATIONS)+                                 425,403
  101,500   CHINA MOBILE (HONG KONG) LIMITED
            (COMMUNICATIONS)                                            497,206
4,400,000   CHINA OVERSEAS LAND AND INVESTMENT LIMITED
            (REAL ESTATE)                                             1,318,750
2,988,000   CHINA PETROLEUM & CHEMICAL CORPORATION
            (SINOPEC) (OIL COMPANIES)                                 1,367,400
1,353,000   CNOOC LIMITED
            (PETROLEUM REFINING & RELATED INDUSTRIES)                   985,446
  176,000   COSCO PACIFIC LIMITED
            (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                342,591
  492,000   DATANG INTERNATIONAL POWER GENERATION COMPANY
            LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                 377,371
2,130,000   PETROCHINA COMPANY LIMITED
            (OIL & GAS EXTRACTION)                                    1,784,759

                                                                      7,794,836
                                                                 --------------

HUNGARY - 0.81%
    8,001   MOL MAGYAR OLAJ-ES GAZIPARI RT
            (OIL & GAS EXTRACTION)                                      884,580
                                                                 --------------

INDIA - 3.65%
   33,480   ASSOCIATED CEMENT COMPANIES LIMITED
            (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                    371,132
   15,450   BAJAJ AUTO LIMITED
            (AUTOMOTIVE REPAIR, SERVICES & PARKING)                     594,766
   77,190   BHARTI TELEVENTURES LIMITED (COMMUNICATIONS)+               612,006
   28,400   HDFC BANK LIMITED (DEPOSITORY INSTITUTIONS)                 444,237

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

INDIA (CONTINUED)
   66,050   HINDUSTAN LEVER LIMITED
            (ADMINISTRATION OF ECONOMIC PROGRAMS)                $      272,209
   35,700   OIL & NATURAL GAS CORPORATION LIMITED
            (OIL & GAS EXTRACTION)                                      861,657
   83,000   WIPRO LIMITED (APPLICATIONS SOFTWARE)                       859,880

                                                                     4,015,887
                                                                 --------------

INDONESIA - 1.16%
1,058,600   INDOCEMENT TUNGGAL
            (STONE, CLAY, GLASS & CONCRETE PRODUCTS)+                   298,053
1,177,500   PT BANK CENTRAL ASIA (MEMBERSHIP ORGANIZATIONS)+            394,405
1,129,500   PT TELEKOMUNIKASI INDONESIA (TOBACCO PRODUCTS)              586,682

                                                                      1,279,140
                                                                 --------------

ISRAEL - 1.13%
  111,740   BANK HAPOALIM LIMITED (FINANCIAL SERVICES)                  434,683
   11,520   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR
            (CHEMICALS & ALLIED PRODUCTS)                               384,999
   82,260   UNITED MIZRAHI BANK LIMITED
            (DEPOSITORY INSTITUTIONS)                                   426,490

                                                                      1,246,172
                                                                 --------------

KOREA (SOUTH) - 9.19%
   18,250   DAEWOO SHIPBUILDING & MARINE ENGINEERING COMPANY
            LIMITED
            (HEAVY CONSTRUCTION OTHER THAN BUILDING
            CONSTRUCTION CONTRACTS)                                     410,997
    1,200   HYUNDAI MIPO DOCKYARD COMPANY LIMITED
            (TRANSPORTATION EQUIPMENT)                                   86,248
   16,260   HYUNDAI MOTOR COMPANY LIMITED
            (TRANSPORTATION EQUIPMENT)                                1,269,947
    9,090   KOREA ELECTRIC POWER CORPORATION
            (ELECTRIC, GAS & SANITARY SERVICES)                         310,114
   14,260   LG ELECTRONICS INCORPORATED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
            & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    955,222
    4,390   POSCO (PRIMARY METAL INDUSTRIES)                            984,437
    8,198   SAMSUNG ELECTRONICS COMPANY LIMITED (ELECTRONIC
            & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                       4,619,477
   28,290   SHINHAN FINANCIAL GROUP COMPANY LIMITED
            (FINANCIAL SERVICES)                                        984,118
    1,310   SHINSEGAE COMPANY LIMITED
            (GENERAL MERCHANDISE STORES)                                485,836

                                                                     10,106,396
                                                                 --------------

LUXEMBOURG - 0.67%
    5,330   TENARIS SA ADR (FABRICATED METAL PRODUCTS,
            EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                734,687
                                                                 --------------

MALAYSIA -  2.07%
  728,800   COMMERCE ASSET-HOLDING BERHAD
            (DEPOSITORY INSTITUTIONS)+                                1,082,855
  318,671   PUBLIC BANK BERHAD (DEPOSITORY INSTITUTIONS)                587,626
  219,400   TELEKOM MALAYSIA BERHAD (COMMUNICATIONS)                    605,402

                                                                      2,275,883
                                                                 --------------

MEXICO - 2. 76%
   19,100   AMERICA MOVIL SA DE CV ADR SERIES L
            (COMMUNICATIONS)                                            502,712
   15,350   CEMEX SA DE CV
            (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                    802,805
  305,931   GRUPO MEXICO SA SERIES B (METAL MINING)                     602,932
  118,000   GRUPO MODELO SA DE CV (FOOD & KINDRED PRODUCTS)             381,742
    4,138   GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                     296,736
  107,400   ORGANIZACION SORIANA SA CLASS B
            (MISCELLANEOUS RETAIL)                                      450,886

                                                                      3,037,813
                                                                 --------------

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

PHILIPPINES - 0.97%
2,755,700   AYALA LAND INCORPORATED (FINANCIAL SERVICES)         $      393,180
1,892,000   MANILA WATER COMPANY (FOOD & KINDRED PRODUCTS)              212,584
    7,800   PHILIPPINE LONG DISTANCE TELEPHONE
            (MEMBERSHIP ORGANIZATIONS)                                  234,403
   56,700   SM INVESTMENTS CORPORATION
            (HOLDING & OTHER INVESTMENT OFFICES)                        220,450

                                                                      1,060,617
                                                                 --------------

RUSSIA - 5.26%
   9,080    GAZPROM ADR (OIL & GAS EXTRACTION)+                         606,090
   50,900   LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)                 2,939,475
   37,800   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                   1,537,704
   34,700   PYATEROCHKA HOLDINGS GDR
            (FOOD & KINDRED PRODUCTS)+                                  705,104

                                                                      5,788,373
                                                                 --------------

SOUTH AFRICA - 5.06%
 121,300    AVENG LIMITED (ENGINEERING, ACCOUNTING,
            RESEARCH MANAGEMENT & RELATED SERVICES)                     319,336
   84,300   EDGARS CONSOLIDATED STORES LIMITED
            (GENERAL MERCHANDISE STORES)                                420,672
   12,540   IMPALA PLATINUM HOLDINGS LIMITED (MINING &
            QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS)          1,424,978
  105,500   MURRAY & ROBERTS HOLDINGS LIMITED (HEAVY
            CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
            CONTRACTS)                                                  325,827
   28,500   SASOL LIMITED (COAL MINING)                               1,103,269
  107,000   STANDARD BANK GROUP LIMITED
            (DEPOSITORY INSTITUTIONS)                                 1,177,210
   26,400   TELKOM SOUTH AFRICA LIMITED (COMMUNICATIONS)                523,394
   85,000   TRUWORTHS INTERNATIONAL LIMITED
            (APPAREL & ACCESSORY STORES)                                271,199

                                                                      5,565,885
                                                                 --------------

TAIWAN - 10.18%
  143,700   ACER INCORPORATED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                         285,793
  617,984   ASUSTEK COMPUTER INCORPORATED (ELECTRONIC &
            OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                       1,657,368
  710,780   AU OPTRONICS CORPORATION
            (ELECTRIC, GAS & SANITARY SERVICES)                         920,991
  771,000   CATHAY FINANCIAL HOLDING COMPANY LIMITED
            (INSURANCE AGENTS, BROKERS & SERVICE)                     1,438,125
1,089,614   CHINA TRUST FINANCIAL HOLDING COMPANY LIMITED
            (FINANCIAL SERVICES)                                        939,053
  554,166   HON HAI PRECISION INDUSTRY COMPANY LIMITED
            (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
            EQUIPMENT)                                                2,580,001
  163,626   QUANTA COMPUTER INCORPORATED
            (APPAREL & ACCESSORY STORES)                                268,227
1,363,650   TAIWAN SEMICONDUCTOR MANUFACTURING COMPANY
            LIMITED (SEMICONDUCTORS)                                  2,190,190
1,171,300   UNITED MICROELECTRONICS CORPORATION
            (SEMICONDUCTORS)                                            751,795
  222,121   WAN HAI LINES LIMITED (RAILROAD TRANSPORTATION)             162,648

                                                                     11,194,191
                                                                 --------------

THAILAND - 2.12%
  119,000   ADVANCED INFORMATION SERVICE PUBLIC COMPANY
            LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)               313,120
  156,400   BANGKOK BANK PUBLIC COMPANY LIMITED
            (FOREIGN REGISTERED) (FINANCIAL SERVICES)                   434,392
   52,600   BANPU PUBLIC COMPANY LIMITED (METAL MINING)                 206,325
   54,300   PTT EXPLORATION & PRODUCTION PUBLIC COMPANY
            LIMITED (OIL & GAS EXTRACTION)                              619,135
   87,200   SIAM CEMENT PUBLIC COMPANY LIMITED (BUILDING
            MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
            HOME DEALERS)                                               539,622
2,156,300   TMB BANK PUBLIC COMPANY LIMITED
            (DEPOSITORY INSTITUTIONS)+                                  222,748

                                                                      2,335,342
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE
TURKEY - 1.28%
    78,948   AKBANK TAS (DEPOSITORY INSTITUTIONS)                $      524,756
   244,130   IS GAYRIMENKUL YATIRIM ORTAKLIGI AS (REAL ESTATE)          475,025
    97,430   YAPI VE KREDI BANKASI AS (INSURANCE CARRIERS)+             405,205

                                                                      1,404,986
                                                                 --------------

TOTAL COMMON STOCKS (COST $55,296,499)                               67,526,322
                                                                 --------------

RIGHTS - 2.06%
    57,470   OTP BANK RIGHTS                                          2,258,547

TOTAL RIGHTS (COST $1,705,440)                                        2,258,547
                                                                 --------------

PREFERRED STOCKS - 3.27%
    28,300   BANCO BRADESCO SA PREFERRED                              1,380,612
    57,000   COMPANHIA VALE DO RIO DOCE PREFERREDA                    2,213,855

TOTAL PREFERRED STOCKS (COST $1,810,918)                              3,594,467
                                                                 --------------

SHORT-TERM INVESTMENTS - 28.01%

MUTUAL FUND - 28.01%
30,805,305   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++             30,805,305
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $30,805,305)                      30,805,305
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $89,618,162)                                   94.74%      $  104,184,641
OTHER ASSETS AND LIABILITIES, NET                     5.26            5,788,223
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  109,972,864
                                                    ======       ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,805,305.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $89,736,292 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION               $ 15,454,180
        GROSS UNREALIZED DEPRECIATION                 (1,005,830)
                                                    ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)  $ 14,448,349

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

COMMON STOCKS - 93.23%

AUSTRALIA - 1.99%
      771   PUBLISHING & BROADCASTING LIMITED
            (PRINTING, PUBLISHING & ALLIED INDUSTRIES)            $       9,690
    2,500   WESTFIELD GROUP (PROPERTIES)                                 32,029
      902   WOODSIDE PETROLEUM LIMITED
            (OIL & GAS EXTRACTION)                                       24,763

                                                                         66,482
                                                                 --------------

BELGIUM - 1.27%
    1,470   FORTIS (DEPOSITORY INSTITUTIONS)                             42,631
                                                                 --------------

DENMARK - 1.74%
        3   A.P. MOELLER - MAERSK A/S (LOCAL &
            SUB-TRANSIT & INTERURBAN HIGHWAY PASS
            TRANSPORTATION)                                              30,632
      900   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                    27,539

                                                                         58,171
                                                                 --------------

FINLAND - 1.22%
    2,430   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                   40,712
                                                                 --------------

FRANCE - 12.00%
    3,100   ALCATEL SA (COMMUNICATIONS)                                  41,281
    1,350   AXA SA (INSURANCE CARRIERS)                                  37,058
      800   BOUYGUES SA (ENGINEERING CONSTRUCTION)                       37,181
      906   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)                              35,258
      350   LAFARGE SA
            (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                     30,791
       43   PAGESJAUNES SA
            (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                    1,173
      520   SANOFI-SYNTHELABO SA
            (CHEMICALS & ALLIED PRODUCTS)                                42,966
      700   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)                26,425
      100   TOTAL SA
            (PETROLEUM REFINING & RELATED INDUSTRIES)                    27,294
      397   TOTAL SA ADR (OIL & GAS EXTRACTION)                          53,921
      408   VINCI SA (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                            35,134
    1,000   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                        32,642

                                                                        401,124
                                                                 --------------

GERMANY - 6.88%
      400   BAYERISCHE MOTOREN WERKE AG
            (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)             18,778
      400   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                   35,022
    2,200   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                         40,031
      300   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)                  27,557
      325   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)+<<               29,588
      900   METRO AG (FOOD STORES)                                       44,316
      200   SAP AG (BUSINESS SERVICES)                                   34,565

                                                                        229,857
                                                                 --------------

GREECE - 1.90%
    1,201   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                      33,984
    1,480   COSMOTE MOBILE COMMUNICATIONS SA
            (COMMUNICATIONS)                                             29,420

                                                                         63,404
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

HONG KONG - 4.78%
    2,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)           $       22,585
    5,000   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)            24,493
   40,000   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC)
            (OIL COMPANIES)                                              18,305
   62,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)             21,779
   10,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE
            GOODS)                                                       23,140
    3,000   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)               31,074
    3,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)              18,350

                                                                        159,726
                                                                 --------------

HUNGARY - 0.71%
      300   OTP BANK GDR (DEPOSITORY INSTITUTIONS)                       23,730
                                                                 --------------

ISRAEL - 0.54%
      538   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR
            (CHEMICALS & ALLIED PRODUCTS)                                17,980
                                                                 --------------

ITALY - 4.37%
    2,000   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)            59,395
    2,600   MEDIASET SPA (COMMUNICATIONS)                                30,764
    9,900   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)            55,803

                                                                        145,962
                                                                 --------------

JAPAN - 18.11%
    3,100   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                  62,262
    4,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED
            PRODUCTS)                                                    42,072
    4,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)             52,185
    2,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                49,242
      100   KEYENCE CORPORATION (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                          25,141
      800   MURATA MANUFACTURING COMPANY LIMITED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
            & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                     44,609
    4,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)<<              35,412
        4   NIPPON PAPER GROUP INCORPORATED (PAPER & ALLIED
            PRODUCTS)                                                    14,482
       36   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                     64,059
    2,000   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                   48,714
    1,000   SECOM COMPANY LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                          48,097
    1,000   SEINO TRANSPORTATION COMPANY LIMITED (MOTOR
            FREIGHT TRANSPORTATION & WAREHOUSING)                         9,135
      100   SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)               2,546
    7,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)               44,089
    1,600   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                 21,903
      530   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT
            OFFICES)                                                     41,319

                                                                        605,267
                                                                 --------------

NETHERLANDS - 4.29%
    2,210   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
            MANUFACTURING & RELATED)+                                    36,282
    1,525   ING GROUP NV (FINANCIAL SERVICES)                            45,417
      400   ROYAL DUTCH SHELL PLC ADR CLASS A (PETROLEUM
            REFINING & RELATED INDUSTRIES)                               26,256
    1,900   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                  35,349

                                                                        143,304
                                                                 --------------

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

NORWAY - 0.89%
    1,200   STATOIL ASA (PETROLEUM REFINING & RELATED
            INDUSTRIES)+                                         $       29,764
                                                                 --------------

RUSSIA - 0.89%
      730   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                      29,697
                                                                 --------------

SINGAPORE - 1.04%
    2,000   GREAT EASTERN HOLDINGS LIMITED (HOLDING & OTHER
            INVESTMENT OFFICES)                                          18,321
    6,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)                              16,383

                                                                         34,704
                                                                 --------------

SOUTH KOREA - 0.65%
       50   SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
            EXCEPT COMPUTER EQUIPMENT)                                   21,754
                                                                 --------------

SPAIN - 2.61%
      600   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY
            CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
            CONTRACTS)                                                   17,487
    1,760   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY
            INSTITUTIONS)                                                30,862
    1,300   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)                              28,514
      208   TELEFONICA SA ADR (COMMUNICATIONS)                           10,258

                                                                         87,121
                                                                 --------------

SWEDEN - 0.83%
    1,800   SECURITAS AB (BUSINESS SERVICES)                             27,856
                                                                 --------------

SWITZERLAND - 7.01%
       75   NESTLE SA (FOOD & KINDRED PRODUCTS)                          21,957
    1,600   NOVARTIS AG ADR (CHEMICALS & ALLIED PRODUCTS)                81,600
      506   ROCHE HOLDING AG (HEALTH SERVICES)                           70,278
      390   UBS AG (FINANCIAL SERVICES)                                  33,139
      160   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)            27,253

                                                                        234,227
                                                                 --------------

THAILAND - 0.63%
    8,000   ADVANCED INFORMATION SERVICE PUBLIC COMPANY
            LIMITED (FOREIGN REGISTERED) (COMMUNICATIONS)                21,050
                                                                 --------------

UNITED KINGDOM - 17.83%
    1,270   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)                59,024
    3,068   AVIVA PLC (INSURANCE CARRIERS)                               33,685
    3,600   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                       36,383
    2,000   EMAP PLC (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                  29,032
    5,100   EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)              21,814
    1,200   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)            30,521
      960   GLAXOSMITHKLINE PLC ADR (CHEMICALS & ALLIED
            PRODUCTS)                                                    49,229
    3,900   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)                  63,078
   11,100   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)               22,221
    6,077   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                   40,034

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

UNITED KINGDOM (CONTINUED)
    1,850   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING
            & RELATED INDUSTRIES)                                $       61,182
    3,000   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)           24,539
    1,300   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)             28,043
   21,800   VODAFONE GROUP PLC (COMMUNICATIONS)                          56,715
    3,972   WPP GROUP PLC (COMMUNICATIONS)                               40,423

                                                                        595,923
                                                                 --------------

USA - 1.05%
      600   LUKOIL COMPANY ADR (MEMBERSHIP ORGANIZATIONS)                35,019
                                                                 --------------

TOTAL COMMON STOCKS (COST $2,827,603)                                 3,115,465
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 1.68%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.68%
   56,018   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND             56,018
                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $56,018)                   56,018
                                                                 --------------

SHORT-TERM INVESTMENTS - 5.54%

MUTUAL FUND - 5.54%
  185,338   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                 185,338
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $185,338)                            185,338
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,068,959)                                   100.45%      $    3,356,821
OTHER ASSETS AND LIABILITIES, NET                    (0.45)             (15,065)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $    3,341,756
                                                    ======       ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $185,338.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,075,277 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION               $ 323,375
        GROSS UNREALIZED DEPRECIATION                 (42,159)
                                                    ---------
        NET UNREALIZED APPRECIATION (DEPRECIATION)  $ 281,216

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

COMMON STOCKS - 96.10%

AUSTRALIA - 2.14%
  230,000   BLUESCOPE STEEL LIMITED
            (MISCELLANEOUS MANUFACTURING INDUSTRIES)             $    1,676,809
  264,000   BORAL LIMITED
            (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                  1,624,708
  499,700   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)+                        1,181,324
   38,200   NATIONAL AUSTRALIA BANK LIMITED
            (DEPOSITORY INSTITUTIONS)                                   962,793
  222,900   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                 647,639
   74,720   PUBLISHING & BROADCASTING LIMITED
            (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<                939,057
  158,200   SANTOS LIMITED (OIL & GAS EXTRACTION)                     1,509,252
  584,000   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<            1,812,614
  143,000   WESTFIELD GROUP (PROPERTIES)                              1,832,075
   77,561   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)         2,129,334

                                                                     14,315,605
                                                                 --------------

AUSTRIA - 0.28%
   31,000   OMV AG (OIL & GAS EXTRACTION)                             1,840,887
                                                                 --------------

BELGIUM - 2.34%
   55,900   DEXIA SA (DEPOSITORY INSTITUTIONS)                        1,258,346
  218,418   FORTIS (DEPOSITORY INSTITUTIONS)<<                        6,313,266
  173,300   FORTIS (DEPOSITORY INSTITUTIONS)<<                        5,025,815
   76,946   INBEV NV (FOOD & KINDRED PRODUCTS)                        3,043,438

                                                                     15,640,865
                                                                 --------------

BRAZIL - 0.16%
    2,300   COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO
            DE ACUCAR ADR (FOOD STORES)+                                 66,401
  248,790   TELESP CELULAR PARTICIPACOES SA ADR
            (COMMUNICATIONS)+                                           972,769

                                                                      1,039,170
                                                                 --------------

CANADA - 1.04%
   23,000   CORUS ENTERTAINMENT INCORPORATED CLASS B
            (COMMUNICATIONS)                                            665,566
   81,600   ENCANA CORPORATION (OIL & GAS EXTRACTION)                 4,762,632
  470,900   NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)+                                               1,535,134

                                                                      6,963,332
                                                                 --------------

CHINA - 0.07%
  210,000   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY
            LIMITED (MOTOR FREIGHT TRANSPORTATION &
            WAREHOUSING)                                                471,037
                                                                 --------------

DENMARK - 1.22%
      175   A.P. MOELLER - MAERSK A/S (LOCAL & SUB-TRANSIT &
            INTERURBAN HIGHWAY PASS TRANSPORTATION)                   1,786,850
  109,100   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                 3,338,406
   33,700   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)<<             856,170
   25,250   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED
            PRODUCTS)                                                 1,248,420
   14,700   TDS A/S (COMMUNICATIONS)                                    790,724
    5,400   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)+                                                   130,451

                                                                      8,151,021
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

FINLAND - 1.09%
    22,400   ELCOTEQ NETWORK (COMMUNICATIONS)                       $    499,932
    89,800   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                  1,271,371
    22,400   KESKO OYJ (FOOD STORES)                                     621,347
   177,900   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  2,980,501
    55,900   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                1,255,659
    41,400   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)              656,787

                                                                       7,285,597
                                                                    ------------

FRANCE - 9.42%
    17,223   ACCOR SA (METAL MINING)                                     869,792
   197,800   ALCATEL SA (COMMUNICATIONS)+                              2,634,005
    10,500   ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)       1,004,507
   142,617   AXA SA (INSURANCE CARRIERS)                               3,914,876
    48,500   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)<<                3,686,828
    49,300   BOUYGUES SA (ENGINEERING CONSTRUCTION)                    2,291,246
    67,978   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY &
             COMPUTER EQUIPMENT)+                                      2,645,427
    62,536   CARREFOUR SA (FOOD STORES)                                2,877,084
    10,000   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)        670,633
    41,900   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS &
             CONCRETE PRODUCTS)                                        2,410,112
     9,500   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN
             (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                  558,091
   104,170   JC DECAUX SA (BUSINESS SERVICES)+                         2,298,613
    17,200   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,513,178
    27,105   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER
             SERVICES)                                                 2,234,725
     8,529   M6 METROPOLE TELEVISION (COMMUNICATIONS)                    215,365
    81,785   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED
             INDUSTRIES)                                               2,231,260
    16,900   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE SERVICE
             STATIONS)                                                 1,147,587
    21,269   PINAULT-PRINTEMPS-REDOUTE (APPAREL & ACCESSORY
             STORES)                                                   2,231,577
    14,600   RALLYE SA (GENERAL MERCHANDISE STORES)                      689,949
    24,100   RENAULT SA (TRANSPORTATION EQUIPMENT)                     2,282,411
    35,301   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED PRODUCTS)        2,916,824
    25,000   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                2,852,893
    42,600   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)             1,608,156
    32,000   TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)        8,734,091
    26,899   VALEO SA (TRANSPORTATION EQUIPMENT)                       1,117,923
    14,591   VINCI SA (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
             & OPERATIVE BUILDERS)<<                                   1,256,469
   185,907   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                     6,068,426

                                                                      62,962,048
                                                                    ------------

GERMANY - 7.16%
    19,917   ALLIANZ AG (INSURANCE CARRIERS)                           2,689,112
    47,400   BASF AG (CHEMICALS & ALLIED PRODUCTS)                     3,560,483
    22,200   BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE DEALERS &
             GASOLINE SERVICE STATIONS)                                1,042,163
    95,508   BAYERISCHE VEREINSBANK AG (DEPOSITORY INSTITUTIONS)+      2,690,593
    23,200   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                2,031,272
   103,900   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                  2,834,601
    21,500   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)             1,140,569

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

GERMANY (CONTINUED)
   106,478   DEUTSCHE POST AG (TRANSPORTATION SERVICES)             $  2,490,309
   140,200   DEUTSCHE TELEKOM AG (COMMUNICATIONS)                      2,551,082
    62,005   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)               5,695,622
    10,800   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING
             INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             1,497,891
    16,500   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)+<<            1,502,163
    16,007   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING,
             PUBLISHING & ALLIED INDUSTRIES)                             548,476
    36,700   IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY
             INSTITUTIONS)                                             1,107,109
    30,100   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY &
             COMPUTER EQUIPMENT)                                       1,543,979
    62,600   METRO AG (FOOD STORES)                                    3,082,413
   128,408   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                  2,219,226
     7,887   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                  521,819
    19,750   SAP AG (BUSINESS SERVICES)                                3,413,317
    27,062   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)            2,084,820
   108,300   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                2,260,887
    61,600   TUI AG (TRANSPORTATION BY AIR)<<                          1,311,883

                                                                      47,819,789
                                                                    ------------

GREECE - 0.70%
    71,949   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                   2,035,550
   114,500   COSMOTE MOBILE COMMUNICATIONS SA (COMMUNICATIONS)         2,276,101
    17,700   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS &
             SANITARY SERVICES)                                          389,717

                                                                       4,701,368
                                                                    ------------

HONG KONG - 3.76%
   231,300   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                2,611,959
 1,756,900   CHINA MOBILE (HONG KONG) LIMITED (COMMUNICATIONS)         8,606,315
 3,822,000   CHINA PETROLEUM & CHEMICAL CORPORATION (SINOPEC)
             (OIL COMPANIES)                                           1,749,064
   596,000   CHINA UNICOM LIMITED (BUSINESS SERVICES)+                   495,556
   514,000   CITIC PACIFIC LIMITED (MISCELLANEOUS RETAIL)              1,437,836
 1,974,800   CNOOC LIMITED (PETROLEUM REFINING & RELATED
             INDUSTRIES)                                               1,438,329
   136,000   COSCO PACIFIC LIMITED (MOTOR FREIGHT TRANSPORTATION
             & WAREHOUSING)                                              264,729
 2,745,000   GUANGDONG INVESTMENT LIMITED (BUSINESS SERVICES)            964,263
   460,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE
             GOODS)                                                    1,064,410
   350,500   MTR CORPORATION (RAILROAD TRANSPORTATION)                   734,223
   275,220   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER
             TRANSPORTATION)                                           1,028,880
   709,900   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED
             (COMMUNICATIONS)                                            736,681
   297,000   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)            3,076,302
   146,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)             893,050

                                                                      25,101,597
                                                                    ------------

HUNGARY - 0.25%
    21,046   OTP BANK GDR (DEPOSITORY INSTITUTIONS)                    1,664,739
                                                                    ------------

INDIA - 0.12%
    40,000   DOCTOR REDDY'S LABORATORIES LIMITED ADR (HEALTH
             SERVICES)                                                   778,400
                                                                    ------------

IRELAND - 0.23%
    82,800   IRISH LIFE & PERMANENT PLC (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                             1,507,626
                                                                    ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

ISRAEL - 0.21%
    42,000   TEVA PHARMACEUTICAL INDUSTRIES LIMITED ADR
             (CHEMICALS & ALLIED PRODUCTS)                          $  1,403,640
                                                                    ------------

ITALY - 4.24%
    85,087   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)           2,683,352
   143,000   BANCA POPOLARE DI LODI (DEPOSITORY INSTITUTIONS)<<        1,402,416
    97,000   BENETTON GROUP SPA (APPAREL & OTHER FINISHED
             PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)           1,039,889
   343,293   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<      10,195,024
   329,600   IFIL INVESTMENTS SPA (MISCELLANEOUS SERVICES)             1,473,604
   159,200   MEDIASET SPA (COMMUNICATIONS)                             1,883,690
    44,900   RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE
             CARRIERS)<<                                               1,022,061
   230,719   SAIPEM SPA (OIL & GAS EXTRACTION)                         3,890,376
    93,600   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)<<                  545,592
   741,000   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)         4,176,780

                                                                      28,312,784
                                                                    ------------

JAPAN - 20.63%
     9,000   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                               653,277
   221,400   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)               4,446,723
   186,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED
             PRODUCTS)                                                 1,956,342
    34,300   ALPINE ELECTRONICS INCORPORATED (ELECTRONIC & OTHER
             ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                  553,538
    34,000   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER
             ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)<<                                                551,991
   127,300   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)         1,611,435
   119,800   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS &
             GASOLINE SERVICE STATIONS)                                2,564,429
    53,500   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
             ALLIED PRODUCTS)                                          1,020,327
   225,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)<<        1,218,948
   169,900   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)      7,453,330
    87,852   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED
             PRODUCTS)<<                                               1,799,298
   342,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS &
             ALLIED PRODUCTS)                                          1,232,188
       816   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
             & COMPUTER EQUIPMENT)<<                                     614,588
    51,100   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                             1,073,586
    73,000   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED
             (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
             EXCEPT COMPUTER EQUIPMENT)                                1,552,986
    79,000   HOKUETSU PAPER MILLS LIMITED (PAPER & ALLIED
             PRODUCTS)                                                   423,811
    91,900   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION
             EQUIPMENT)                                                5,197,304
       107   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)             1,687,192
     3,558   JUPITER TELECOMMUNICATIONS COMPANY LIMITED
             (COMMUNICATIONS)+                                         3,074,699
   226,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)          2,948,432
    44,400   KANSAI ELECTRIC POWER COMPANY INCORPORATED
             (ELECTRIC, GAS & SANITARY SERVICES)                         979,757
   146,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)             3,594,697
    16,000   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        4,022,551
    19,000   KYORIN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
             ALLIED PRODUCTS)                                            241,852
   102,000   MAEDA ROAD CONSTRUCTION COMPANY LIMITED (BUILDING
             CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                   767,336
   564,000   MARUBENI CORPORATION (BUSINESS SERVICES)<<                2,623,256
   454,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED
             PRODUCTS)<<                                               1,503,735
   216,900   MITSUBISHI CORPORATION (BUSINESS SERVICES)                4,279,915

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

JAPAN (CONTINUED)
    31,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)        $    425,458
    60,400   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE
             GOODS)<<                                                    756,064
    25,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                375,925
       787   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)             5,005,409
    60,100   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC &
             OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
             COMPUTER EQUIPMENT)                                       3,351,242
    40,800   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT &
             RECREATION SERVICES)                                        679,281
    59,500   NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL
             MACHINERY & COMPUTER EQUIPMENT)                             583,364
   550,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)<<           4,869,186
       650   NIPPON TELEGRAPH & TELEPHONE CORPORATION
             (COMMUNICATIONS)                                          3,195,032
   145,200   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
             GASOLINE SERVICE STATIONS)                                1,657,674
   144,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                      794,080
     2,429   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                  4,322,216
   123,600   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL
             EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        3,010,518
    25,600   ORIX CORPORATION (MISCELLANEOUS RETAIL)                   4,622,974
    19,400   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                             1,437,227
   133,000   RENGO COMPANY LIMITED (PAPER & ALLIED PRODUCTS)             769,741
    43,200   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER
             ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                1,126,427
    30,600   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
             ALLIED PRODUCTS)                                            792,495
     7,700   SANYO SHINPAN FINANCE COMPANY LIMITED
             (NON-DEPOSITORY CREDIT INSTITUTIONS)                        625,388
    68,000   SECOM COMPANY LIMITED (ELECTRONIC & OTHER
             ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                3,270,613
    82,700   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT &
             RECREATION SERVICES)<<                                    3,263,707
    82,700   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT &
             RECREATION SERVICES)+<<                                   3,205,426
    95,000   SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT
             TRANSPORTATION & WAREHOUSING)                               867,821
    53,000   SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)           1,349,278
   527,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)            3,319,283
   181,800   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)              2,488,700
    13,500   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY
             & COMPUTER EQUIPMENT)                                     1,796,908
   154,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS &
             ALLIED PRODUCTS)<<                                        1,055,426
   588,000   SUMITOMO TRUST & BANKING COMPANY LIMITED
             (DEPOSITORY INSTITUTIONS)                                 4,837,844
    55,090   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT
             OFFICES)<<                                                4,294,807
   155,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED
             PRODUCTS)                                                 1,566,112
   289,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING &
             RELATED INDUSTRIES)                                       1,262,720
   227,000   TOKAI TOKYO SECURITIES COMPANY LIMITED
             (NON-DEPOSITORY CREDIT INSTITUTIONS)                        849,850
   209,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER
             ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                  922,384
   119,500   TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)       5,473,925

                                                                     137,872,028
                                                                    ------------

LUXEMBOURG - 0.42%
    13,796   RTI GROUP (COMMUNICATIONS)                                1,066,141
   151,100   STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING,
             RESEARCH MANAGEMENT & RELATED SERVICES)+                  1,747,041

                                                                       2,813,182
                                                                    ------------

MEXICO - 1.00%
    56,300   GRUPO TELEVISA SA ADR (COMMUNICATIONS)+                   4,037,273
   514,800   WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE
             STORES)                                                   2,624,489

                                                                       6,661,762
                                                                    ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

NETHERLANDS - 3.53%
    64,600   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)         $  1,547,357
   216,298   AEGON NV (INSURANCE CARRIERS)                             3,210,480
    21,600   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                 941,568
   336,024   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
             MANUFACTURING & RELATED)+                                 5,516,601
    33,000   ASML HOLDING NV- NEW YORK REGISTERED SHARES
             (SEMICONDUCTOR EQUIPMENT MANUFACTURING & RELATED)+          544,830
   263,222   ING GROUP NV (FINANCIAL SERVICES)                         7,839,242
    21,500   UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                   1,528,424
   132,200   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED
             INDUSTRIES)                                               2,459,535

                                                                      23,588,037
                                                                    ------------

NORWAY - 0.57%
       400   AKER ASA (MISCELLANEOUS RETAIL)+                             11,906
    13,400   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                    1,499,218
    93,400   STATOIL ASA (PETROLEUM REFINING & RELATED
             INDUSTRIES)+                                              2,316,627

                                                                       3,827,751
                                                                    ------------

PORTUGAL - 0.67%
 1,350,967   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY
             INSTITUTIONS)                                             3,750,656
   262,200   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER
             ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
             EQUIPMENT)                                                  731,091

                                                                       4,481,747
                                                                    ------------

RUSSIA - 1.69%
    54,957   AFK SISTEMA GDR (BUSINESS SERVICES)+                      1,346,446
   144,000   LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)                 8,316,000
    39,800   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                   1,619,064

                                                                      11,281,510
                                                                    ------------

SINGAPORE - 1.31%
    11,200   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)        104,583
   185,500   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)<<          1,392,305
   433,101   MOBILONE LIMITED (COMMUNICATIONS)                           506,806
   398,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)         724,470
   323,400   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)      2,217,098
   360,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING,
             PUBLISHING & ALLIED INDUSTRIES)                             982,950
 1,220,000   SINGAPORE TELECOMMUNICATIONS LIMITED
             (COMMUNICATIONS)                                          1,766,496
   129,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY
             INSTITUTIONS)                                             1,074,968

                                                                       8,769,676
                                                                    ------------

SOUTH KOREA - 1.44%
    51,780   HANA BANK (DEPOSITORY INSTITUTIONS)                       1,910,427
    67,960   KOOKMIN BANK (FINANCIAL SERVICES)+                        4,005,309
     1,200   KOOKMIN BANK ADR (DEPOSITORY INSTITUTIONS)                   71,100
     3,600   SAMSUNG ELECTRONICS COMPANY LIMITED - PREFERRED
             (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
             & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                  1,566,267
    58,840   SHINHAN FINANCIAL GROUP COMPANY LIMITED (FINANCIAL
             SERVICES)                                                 2,046,854

                                                                       9,599,957
                                                                    ------------

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

SPAIN - 3.19%
    36,100   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY
             CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
             CONTRACTS)                                             $  1,052,130
   276,215   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY
             INSTITUTIONS)                                             4,843,431
   234,491   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
             INSTITUTIONS)<<                                           3,080,328
   126,200   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<           3,377,771
    76,023   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL
             MACHINERY & COMPUTER EQUIPMENT)                           1,667,472
    47,365   INDUSTRIA DE DISENO TEXTIL SA (APPAREL & ACCESSORY
             STORES)                                                   1,390,125
   132,311   PROMOTORA DE INFORMACIONES SA (PRINTING, PUBLISHING
             & ALLIED INDUSTRIES)                                      2,552,240
   104,000   REPSOL YPF SA (OIL & GAS EXTRACTION)                      3,369,797

                                                                      21,333,294
                                                                    ------------

SWEDEN - 2.15%
    22,100   BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)               282,159
    40,900   ELECTROLUX AB (HOME FURNITURE, FURNISHINGS &
             EQUIPMENT STORES)                                           957,339
   282,300   NORDEA AB (DEPOSITORY INSTITUTIONS)                       2,821,489
   103,300   SECURITAS AB (BUSINESS SERVICES)                          1,598,628
    43,100   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY
             INSTITUTIONS)                                               789,280
    76,900   TELEFONAKTIEBOLAGET LM ERICSSON ADR
             (COMMUNICATIONS)+                                         2,832,996
 1,089,700   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
             (COMMUNICATIONS)                                          3,977,033
    25,300   VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)              1,101,184

                                                                      14,360,108
                                                                    ------------

SWITZERLAND - 7.51%
     3,600   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED
             PRODUCTS)+                                                  212,321
    33,700   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                             1,491,646
     3,100   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+              1,068,615
    24,979   NESTLE SA (FOOD & KINDRED PRODUCTS)                       7,312,997
     1,670   NOBEL BIOCARE HOLDING AG (APPAREL & OTHER FINISHED
             PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)             393,457
   154,802   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                 7,850,412
     3,600   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)           1,053,262
    63,944   ROCHE HOLDING AG (HEALTH SERVICES)                        8,881,180
    16,895   SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
             COMPUTER EQUIPMENT)+                                      1,141,951
     2,600   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
             COMPUTER EQUIPMENT)                                       1,317,523
     3,369   SWISS REINSURANCE (INSURANCE CARRIERS)                      221,208
     2,500   SWISSCOM AG (COMMUNICATIONS)                                816,886
   160,919   UBS AG (FINANCIAL SERVICES)                              13,673,547
     2,900   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)+             539,879
     6,400   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY
             INSTITUTIONS)                                             1,053,030
    18,600   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)         3,168,128

                                                                      50,196,042
                                                                    ------------

TAIWAN - 0.23%
    83,900   CHUNGHWA TELECOM COMPANY LIMITED ADR
             (COMMUNICATIONS)                                          1,552,989
                                                                    ------------

THAILAND - 0.26%
   664,000   ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED
             (FOREIGN REGISTERED) (COMMUNICATIONS)                     1,747,155
                                                                    ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                             VALUE

UNITED KINGDOM - 17.07%
   161,500   ALFRED MCALPINE GROUP PLC (BUILDING
             CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                              $  1,093,833
    77,100   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)        1,169,500
   134,600   ARRIVA PLC (TRANSPORTATION BY AIR)                        1,394,763
    97,100   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)             4,512,812
   303,400   AVIVA PLC (INSURANCE CARRIERS)                            3,331,212
   590,100   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    5,963,862
    93,600   BARRATT DEVELOPMENTS PLC (BUILDING
             CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
             BUILDERS)                                                 1,247,262
   120,200   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)              1,290,067
   193,700   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT
             INSTITUTIONS)                                             1,165,869
   397,699   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)             3,931,674
   569,600   BT GROUP PLC (COMMUNICATIONS)                             2,232,848
   418,200   CABLE & WIRELESS PLC (COMMUNICATIONS)                     1,054,793
   108,856   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)           1,098,236
    25,586   CARNIVAL PLC (WATER TRANSPORTATION)                       1,322,713
   613,400   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)        1,628,275
   198,600   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)       2,882,879
   376,000   EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)           1,608,226
    99,700   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                    580,305
    93,000   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)                           702,060
   283,000   GKL PLC (TRANSPORTATION EQUIPMENT)                        1,471,254
   302,600   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)         7,696,292
   178,400   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,851,777
   110,500   HBOS PLC (DEPOSITORY INSTITUTIONS)                        1,663,463
    55,902   HILTON GROUP PLC (AMUSEMENT & RECREATION SERVICES)          310,095
   245,000   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)               3,962,623
   217,000   IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS &
             ALLIED PRODUCTS)                                          1,145,358
 1,789,819   ITV PLC (COMMUNICATIONS)                                  3,567,261
   135,900   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)       1,683,888
 1,072,124   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE,
             GARDEN SUPPLY & MOBILE HOME DEALERS)                      4,084,568
 1,005,000   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)            2,011,913
   372,100   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)            3,064,954
   142,900   MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)          920,598
   348,700   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                939,465
   347,500   NORTHUMBRIAN WATER GROUP PLC (FOOD & KINDRED
             PRODUCTS)                                                 1,526,165
   753,300   OLD MUTUAL PLC (INSURANCE CARRIERS)                       1,843,522
    83,200   PENDRAGON PLC (TRANSPORTATION EQUIPMENT)                    573,783
   693,900   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE
             PRODUCTS)                                                 1,701,214
   429,000   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)                2,826,150
   728,900   ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE
             CARRIERS)                                                 1,247,059
   169,600   ROYAL DUTCH SHELL PLC CLASS A (OIL & GAS EXTRACTION)      5,608,859
   138,000   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)      4,765,836
   258,000   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)        2,110,333
   236,300   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY
             SERVICES)                                                 2,381,921
    46,348   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)            389,122
    98,500   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)          2,124,761
   113,000   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                   905,359

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                            VALUE

UNITED KINGDOM (CONTINUED)
   174,100   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL
             CONTRACTORS & OPERATIVE BUILDERS)                     $    995,694
   486,034   TESCO PLC (FOOD & KINDRED PRODUCTS)                      2,653,229
   149,400   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY
             SERVICES)                                                1,725,994
 1,726,000   VODAFONE GROUP PLC (COMMUNICATIONS)                      4,490,350
   630,912   WILLIAM MORRISON SUPERMARKETS PLC (FOOD & KINDRED
             PRODUCTS)                                                1,977,998
   160,300   WPP GROUP PLC (COMMUNICATIONS)                           1,631,386

                                                                    114,063,433
                                                                   ------------

TOTAL COMMON STOCKS (COST $547,235,487)                             642,108,176
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 5.60%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.60%
37,406,746   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE FUND        37,406,746
                                                                   ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $37,406,746)           37,406,746
                                                                   ------------

SHORT-TERM INVESTMENTS - 3.48%

MUTUAL FUND - 3.48%
23,247,183   WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~             23,247,183
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $23,247,183)                      23,247,183
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $607,889,416)                                 105.18%        $702,762,105
OTHER ASSETS AND LIABILITIES, NET                    (5.18)         (34,612,865)
                                                    ------         ------------
TOTAL NET ASSETS                                    100.00%        $668,149,240
                                                    ======         ============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $23,247,183.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $611,188,647 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                 $ 100,954,979
         GROSS UNREALIZED DEPRECIATION                    (9,381,520)
                                                       -------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)    $  91,573,459

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                                  INSTITUTIONAL
                                                                               EMERGING MARKETS        EMERGING
                                                                                     FOCUS FUND    MARKETS FUND
---------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .........................................    $    229,698,527   $  73,379,336
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..............................                   0               0
   INVESTMENTS IN AFFILIATES ..............................................           8,398,093      30,805,305
                                                                               ----------------   -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ........................         238,096,620     104,184,641
                                                                               ----------------   -------------
   CASH ...................................................................                   0               0
   FOREIGN CURRENCY, AT VALUE .............................................                   0       1,016,147
   RECEIVABLE FOR FUND SHARES ISSUED ......................................             237,130              67
   RECEIVABLE FOR INVESTMENTS SOLD ........................................           1,504,855       4,542,124
   RECEIVABLES FOR DIVIDENDS AND INTEREST .................................             835,198         469,793
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ......................                   0               0
                                                                               ----------------   -------------
TOTAL ASSETS ..............................................................         240,673,803     110,252,248
                                                                               ----------------   -------------

LIABILITIES
   FOREIGN TAXES PAYABLE ..................................................             328,793         109,231
   PAYABLE FOR FUND SHARES REDEEMED .......................................             260,090               0
   PAYABLE FOR INVESTMENTS PURCHASED ......................................           2,295,332               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..................             245,949          89,763
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ................              53,966           3,811
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .................................                   0               0
   ACCRUED EXPENSES AND OTHER LIABILITIES .................................             102,280          37,103
                                                                               ----------------   -------------
TOTAL LIABILITIES .........................................................           3,286,410         279,384
                                                                               ----------------   -------------
TOTAL NET ASSETS ..........................................................    $    237,387,393   $ 109,972,864
                                                                               ================   =============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ........................................................    $    467,139,528   $ 102,802,148
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................                   0       1,143,331
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................        (267,276,610)     (8,422,576)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
     IN FOREIGN CURRENCIES ................................................          37,524,475      14,449,961
                                                                               ----------------   -------------
TOTAL NET ASSETS ..........................................................    $    237,387,393   $ 109,972,864
                                                                               ----------------   -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ...................................................    $    157,106,945             N/A
   SHARES OUTSTANDING - CLASS A ...........................................           5,693,435             N/A
   NET ASSET VALUE PER SHARE - CLASS A ....................................    $          27.59             N/A
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..........................    $          29.27             N/A
   NET ASSETS - CLASS B ...................................................    $      4,242,400             N/A
   SHARES OUTSTANDING - CLASS B ...........................................             157,018             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .................    $          27.02             N/A
   NET ASSETS - CLASS C ...................................................    $      2,632,066             N/A
   SHARES OUTSTANDING - CLASS C ...........................................              97,968             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .................    $          26.87             N/A
   NET ASSETS - ADMINISTRATOR CLASS .......................................    $     73,405,982             N/A
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ...............................           2,661,837             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .....    $          27.58             N/A
   NET ASSETS - INSTITUTIONAL CLASS .......................................                 N/A   $ 109,972,864
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............................                 N/A       1,545,203
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .....                 N/A   $       71.17
                                                                               ----------------   -------------
INVESTMENTS AT COST .......................................................    $    200,566,538   $  89,618,162
                                                                               ----------------   -------------
FOREIGN CURRENCIES AT COST ................................................    $            170   $   1,064,339
                                                                               ----------------   -------------
SECURITIES ON LOAN, AT MARKET VALUE .......................................    $              0   $           0
                                                                               ----------------   -------------

                                                                                  INTERNATIONAL   INTERNATIONAL
                                                                                      CORE FUND     EQUITY FUND
---------------------------------------------------------------------------------------------------------------
ASSETS
INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE .........................................    $      3,115,138   $ 642,108,176
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) ..............................              56,018      37,406,746
   INVESTMENTS IN AFFILIATES ..............................................             185,338      23,247,183
                                                                               ----------------   -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ........................           3,356,494     702,762,105
                                                                               ----------------   -------------
   CASH ...................................................................                   0          50,000
   FOREIGN CURRENCY, AT VALUE .............................................                   0         419,980
   RECEIVABLE FOR FUND SHARES ISSUED ......................................              42,531         317,472
   RECEIVABLE FOR INVESTMENTS SOLD ........................................              11,347       2,489,645
   RECEIVABLES FOR DIVIDENDS AND INTEREST .................................               7,743       1,967,892
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ......................               8,396               0
                                                                               ----------------   -------------
TOTAL ASSETS ..............................................................           3,426,511     708,008,104
                                                                               ----------------   -------------

LIABILITIES
   FOREIGN TAXES PAYABLE ..................................................                   0               0
   PAYABLE FOR FUND SHARES REDEEMED .......................................                   0         238,216
   PAYABLE FOR INVESTMENTS PURCHASED ......................................              14,605       1,542,903
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ..................               1,302         520,512
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ................               3,455         134,930
   PAYABLE FOR SECURITIES LOANED (NOTE 2) .................................              56,018      37,406,746
   ACCRUED EXPENSES AND OTHER LIABILITIES .................................               9,375          14,547
                                                                               ----------------   -------------
TOTAL LIABILITIES .........................................................              84,755      39,858,864
                                                                               ----------------   -------------
TOTAL NET ASSETS ..........................................................    $      3,341,756   $ 668,149,240
                                                                               ================   =============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ........................................................    $      2,627,347   $ 682,166,197
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............................              27,701       6,252,171
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ..................             399,263    (115,118,361)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
     CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
     IN FOREIGN CURRENCIES ................................................             287,445      94,849,233
                                                                               ----------------   -------------
TOTAL NET ASSETS ..........................................................    $      3,341,756   $ 668,149,240
                                                                               ----------------   -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
---------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ...................................................    $      1,299,223   $  57,495,617
   SHARES OUTSTANDING - CLASS A ...........................................              92,923       4,199,717
   NET ASSET VALUE PER SHARE - CLASS A ....................................    $          13.98   $       13.69
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ..........................    $          14.83   $       14.53
   NET ASSETS - CLASS B ...................................................    $      1,701,793   $  14,653,258
   SHARES OUTSTANDING - CLASS B ...........................................             122,394       1,124,984
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B .................    $          13.90   $       13.03
   NET ASSETS - CLASS C ...................................................    $        325,062   $   1,511,841
   SHARES OUTSTANDING - CLASS C ...........................................              23,412         116,263
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C .................    $          13.88   $       13.00
   NET ASSETS - ADMINISTRATOR CLASS .......................................    $         15,678   $ 594,488,524
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ...............................               1,121      43,440,745
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS .....    $          13.99   $       13.69
   NET ASSETS - INSTITUTIONAL CLASS .......................................                 N/A             N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ...............................                 N/A             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS .....                 N/A             N/A
                                                                               ----------------   -------------
INVESTMENTS AT COST .......................................................    $      3,068,959   $ 607,889,416
                                                                               ----------------   -------------
FOREIGN CURRENCIES AT COST ................................................    $              0   $     429,066
                                                                               ----------------   -------------
SECURITIES ON LOAN, AT MARKET VALUE .......................................    $         52,899   $  35,700,385
                                                                               ----------------   -------------

(1) EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

               STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                                  INSTITUTIONAL
                                                                               EMERGING MARKETS        EMERGING
                                                                                     FOCUS FUND    MARKETS FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...........................................................    $      5,149,795   $   3,059,425
   INTEREST ...............................................................               2,883           1,918
   INCOME FROM AFFILIATED SECURITIES ......................................             228,703         115,566
   SECURITIES LENDING INCOME, NET .........................................               6,302           5,615
                                                                               ----------------   -------------
TOTAL INVESTMENT INCOME ...................................................           5,387,683       3,182,524
                                                                               ----------------   -------------

EXPENSES
   ADVISORY FEES ..........................................................           2,406,317       1,199,913
   ADMINISTRATION FEES
      Fund Level ..........................................................             109,378          54,542
      CLASS A .............................................................             412,968             N/A
      CLASS B .............................................................               9,796             N/A
      CLASS C .............................................................               7,116             N/A
      ADMINISTRATOR CLASS .................................................              98,025             N/A
      INSTITUTIONAL CLASS .................................................                 N/A          98,730
   CUSTODY FEES ...........................................................             546,890         272,707
   SHAREHOLDER SERVICING FEES .............................................             464,897             N/A
   ACCOUNTING FEES ........................................................              60,537          40,584
   DISTRIBUTION FEES (NOTE 3)
      CLASS A .............................................................                   0             N/A
      CLASS B .............................................................              26,241             N/A
      CLASS C .............................................................              19,059             N/A
   PROFESSIONAL FEES ......................................................              33,750          35,943
   REGISTRATION FEES ......................................................              16,588          12,466
   SHAREHOLDER REPORTS ....................................................              64,350           7,843
   TRUSTEES' FEES .........................................................               9,581          10,932
   OTHER FEES AND EXPENSES ................................................               3,174          11,676
                                                                               ----------------   -------------
TOTAL EXPENSES ............................................................           4,288,667       1,745,336
                                                                               ----------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........................            (281,616)       (381,598)
   NET EXPENSES ...........................................................           4,007,051       1,363,738
                                                                               ----------------   -------------
NET INVESTMENT INCOME (LOSS) ..............................................           1,380,632       1,818,786
                                                                               ----------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........          46,911,843      33,403,106
                                                                               ----------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................          46,911,843      33,403,106
                                                                               ----------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........          14,800,487      (2,270,380)
                                                                               ----------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......          14,800,487      (2,270,380)
                                                                               ----------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................          61,712,330      31,132,726
                                                                               ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........    $     63,092,962   $  32,951,512
                                                                               ----------------   -------------

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ................................    $        620,920   $     503,857

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2005

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                  INTERNATIONAL
                                                                                           CORE   INTERNATIONAL
                                                                                           FUND     EQUITY FUND
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...........................................................    $         52,267   $  14,116,760
   INTEREST ...............................................................                 174               0
   INCOME FROM AFFILIATED SECURITIES ......................................               2,567         430,157
   SECURITIES LENDING INCOME, NET .........................................                 172         278,188
                                                                               ----------------   -------------
TOTAL INVESTMENT INCOME ...................................................              55,180      14,825,105
                                                                               ----------------   -------------

EXPENSES
   ADVISORY FEES ..........................................................              16,722       5,049,947
   ADMINISTRATION FEES
      Fund Level ..........................................................                 642         266,655
      CLASS A .............................................................               2,031         158,201
      CLASS B .............................................................               3,463          42,347
      CLASS C .............................................................                 580           4,366
      ADMINISTRATOR CLASS .................................................                   6         694,525
      INSTITUTIONAL CLASS .................................................                 N/A             N/A
   CUSTODY FEES ...........................................................              16,269         533,310
   SHAREHOLDER SERVICING FEES .............................................               3,210         747,277
   ACCOUNTING FEES ........................................................              18,344         113,254
   DISTRIBUTION FEES (NOTE 3)
      CLASS A .............................................................                 486               0
      CLASS B .............................................................               8,862         113,429
      CLASS C .............................................................               1,484          11,694
   PROFESSIONAL FEES ......................................................              17,047          31,667
   REGISTRATION FEES ......................................................              24,668           1,099
   SHAREHOLDER REPORTS ....................................................               2,238          50,275
   TRUSTEES' FEES .........................................................               4,871           9,943
   OTHER FEES AND EXPENSES ................................................               2,599           2,994
                                                                               ----------------   -------------
TOTAL EXPENSES ............................................................             123,522       7,830,983
                                                                               ----------------   -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...........................             (99,319)       (856,457)
   NET EXPENSES ...........................................................              24,203       6,974,526
                                                                               ----------------   -------------
NET INVESTMENT INCOME (LOSS) ..............................................              30,977       7,850,579
                                                                               ----------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........             404,048      26,453,779
                                                                               ----------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .................................             404,048      26,453,779
                                                                               ----------------   -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ........            (254,993)     78,600,244
                                                                               ----------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .......            (254,993)     78,600,244
                                                                               ----------------   -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ....................             149,055     105,054,023
                                                                               ----------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...........    $        180,032   $ 112,904,602
                                                                               ----------------   -------------

   (1) NET OF FOREIGN WITHHOLDING TAXES OF ................................    $          6,683   $   1,478,700

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                  EMERGING MARKETS FOCUS FUND
                                                                                            ---------------------------------------
                                                                                                       FOR THE              FOR THE
                                                                                                    YEAR ENDED           YEAR ENDED
                                                                                            SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...............................................................        $ 195,485,641        $ 147,923,625

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................................            1,380,632              109,589
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................................           46,911,843           22,364,001
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..................           14,800,487           (1,822,458)
                                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................           63,092,962           20,651,132
                                                                                                 -------------        -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ............................................................................                    0                    0
     CLASS B ............................................................................                    0                    0
     CLASS C ............................................................................                    0                    0
     ADMINISTRATOR CLASS ................................................................                    0                    0
     INSTITUTIONAL CLASS ................................................................                  N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................................                    0                    0
     CLASS B ............................................................................                    0                    0
     CLASS C ............................................................................                    0                    0
                                                                                                 -------------        -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................                    0                    0
                                                                                                 -------------        -------------

CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................................           12,852,924           42,622,949
   PROCEEDS FROM REDEMPTION FEES - CLASS A ..............................................               18,737                    0
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................................                    0                    0
   COST OF SHARES REDEEMED - CLASS A ....................................................          (38,568,700)         (38,155,402)
                                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS A ...............................................................          (25,697,039)           4,467,547
                                                                                                 -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................................            1,175,544            3,225,548
   PROCEEDS FROM REDEMPTION FEES - CLASS B ..............................................                   51                    0
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................................                    0                    0
   COST OF SHARES REDEEMED - CLASS B ....................................................             (675,137)            (638,967)
                                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS B ...............................................................                500,458          2,586,581
                                                                                                 -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................................              688,515            3,089,595
   PROCEEDS FROM REDEMPTION FEES - CLASS C ..............................................                   36                    0
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................................                    0                    0
   COST OF SHARES REDEEMED - CLASS C ....................................................           (1,210,808)          (1,114,195)
                                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - CLASS C ...............................................................             (522,257)           1,975,400
                                                                                                 -------------        -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................................           40,241,206           40,096,075
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS ..................................                  946                    0
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................................                    0                    0
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................................          (35,714,524)         (22,214,719)
                                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - ADMINISTRATOR CLASS ...................................................            4,527,628           17,881,356
                                                                                                 -------------        -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................................                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................................                  N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................................                  N/A                  N/A
                                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INSTITUTIONAL CLASS ...................................................                  N/A                  N/A
                                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS .........................................................................          (21,191,210)          26,910,884
                                                                                                 =============        =============
NET INCREASE (DECREASE) IN NET ASSETS ...................................................           41,901,752           47,562,016
                                                                                                 =============        =============
ENDING NET ASSETS .......................................................................        $ 237,387,393        $ 195,485,641
                                                                                                 =============        =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                         INSTITUTIONAL
                                                                                     EMERGING MARKETS FUND
                                                                            ---------------------------------------
                                                                                       FOR THE              FOR THE
                                                                                    YEAR ENDED           YEAR ENDED
                                                                            SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...............................................         $101,260,179        $  82,432,357

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................            1,818,786            1,347,944
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................           33,403,106           19,513,352
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..           (2,270,380)             658,500
                                                                                  ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........           32,951,512           21,519,796
                                                                                  ------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ............................................................                  N/A                  N/A
     CLASS B ............................................................                  N/A                  N/A
     CLASS C ............................................................                  N/A                  N/A
     ADMINISTRATOR CLASS ................................................                  N/A                  N/A
     INSTITUTIONAL CLASS ................................................             (857,339)          (1,191,535)
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................                  N/A                  N/A
     CLASS B ............................................................                  N/A                  N/A
     CLASS C ............................................................                  N/A                  N/A
                                                                                  ------------        -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................             (857,339)                 N/A
                                                                                  ------------        -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................                  N/A                  N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS A ..............................                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS A ....................................                  N/A                  N/A
                                                                                  ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .................................                  N/A                  N/A
                                                                                  ------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................                  N/A                  N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS B ..............................                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS B ....................................                  N/A                  N/A
                                                                                  ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .................................                  N/A                  N/A
                                                                                  ------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................                  N/A                  N/A
   PROCEEDS FROM REDEMPTION FEES - CLASS C ..............................                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                  N/A                  N/A
   COST OF SHARES REDEEMED - CLASS C ....................................                  N/A                  N/A
                                                                                  ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C .................................                  N/A                  N/A
                                                                                  ------------        -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................                  N/A                  N/A
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS ..................                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................                  N/A                  N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................                  N/A                  N/A
                                                                                  ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS .....................                  N/A                  N/A
                                                                                  ------------        -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................            4,538,317            4,739,711
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................              761,777            1,096,518
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................          (28,681,582)          (7,336,668)
                                                                                  ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....................          (23,381,488)          (1,500,439)
                                                                                  ------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................          (23,381,488)          (1,500,439)
                                                                                  ============        =============
NET INCREASE (DECREASE) IN NET ASSETS ...................................            8,712,685           18,827,822
                                                                                  ============        =============
ENDING NET ASSETS .......................................................         $109,972,864        $ 101,260,179
                                                                                  ============        =============

                                                                                           INTERNATIONAL CORE FUND
                                                                          ---------------------------------------------------------
                                                                                     FOR THE             FOR THE            FOR THE
                                                                                PERIOD ENDED          YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2005   DECEMBER 31, 2004  DECEMBER 31, 2003
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...............................................        $ 2,291,804         $ 1,494,524        $   600,601

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................             30,977              40,964             21,490
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................            404,048              80,873            (11,723)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..           (254,993)            215,485            341,521
                                                                                 -----------         -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........            180,032             337,322            351,288
                                                                                 -----------         -----------        -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ............................................................               (198)            (14,167)            (7,207)
     CLASS B ............................................................               (349)            (22,728)            (9,680)
     CLASS C ............................................................                (53)             (5,869)            (2,662)
     ADMINISTRATOR CLASS ................................................                  0                   0                  0
     INSTITUTIONAL CLASS ................................................                N/A                 N/A                N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................             (1,508)            (14,424)                 0
     CLASS B ............................................................             (2,651)            (23,470)                 0
     CLASS C ............................................................               (403)             (6,083)                 0
                                                                                 -----------         -----------        -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................             (5,162)            (86,741)           (19,549)
                                                                                 -----------         -----------        -----------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................            805,348             162,808            451,750
   PROCEEDS FROM REDEMPTION FEES - CLASS A ..............................                  0                   0                  0
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................              1,551              26,258              6,485
   COST OF SHARES REDEEMED - CLASS A ....................................           (333,429)           (104,660)          (163,951)
                                                                                 -----------         -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .................................            473,470              84,406            294,284
                                                                                 -----------         -----------        -----------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................            605,005             358,381            346,867
   PROCEEDS FROM REDEMPTION FEES - CLASS B ..............................                  0                   0                  0
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................              2,303              35,883              6,923
   COST OF SHARES REDEEMED - CLASS B ....................................           (216,597)            (32,276)           (65,208)
                                                                                 -----------         -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .................................            390,711             361,988            288,582
                                                                                 -----------         -----------        -----------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................            182,370              91,773            562,293
   PROCEEDS FROM REDEMPTION FEES - CLASS C ..............................                  0                   0                  0
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                327              10,119              2,436
   COST OF SHARES REDEEMED - CLASS C ....................................           (186,796)             (1,587)          (585,411)
                                                                                 -----------         -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C .................................             (4,099)            100,305            (20,682)
                                                                                 -----------         -----------        -----------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................             15,100                 N/A                N/A
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS ..................                  0                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................                  0                 N/A                N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................               (100)                N/A                N/A
                                                                                 -----------         -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS .....................             15,000                 N/A                N/A
                                                                                 -----------         -----------        -----------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................                N/A                 N/A                N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                N/A                 N/A                N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................                N/A                 N/A                N/A
                                                                                 -----------         -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....................                N/A                 N/A                N/A
                                                                                 -----------         -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................            875,082             546,699            562,184
                                                                                 ===========         ===========        ===========
NET INCREASE (DECREASE) IN NET ASSETS ...................................          1,049,952             797,280            893,923
                                                                                 ===========         ===========        ===========
ENDING NET ASSETS .......................................................        $ 3,341,756         $ 2,291,804        $ 1,494,524
                                                                                 ===========         ===========        ===========

                                                                                    INTERNATIONAL EQUITY FUND
                                                                            ---------------------------------------
                                                                                       FOR THE              FOR THE
                                                                                    YEAR ENDED           YEAR ENDED
                                                                            SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...............................................        $ 467,171,367        $ 341,539,379

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) .........................................            7,850,579            1,956,363
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ..............................           26,453,779           50,948,829
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..           78,600,244           (7,460,321)
                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........          112,904,602           45,444,871
                                                                                 -------------        -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
     CLASS A ............................................................              (16,268)            (343,354)
     CLASS B ............................................................                    0                    0
     CLASS C ............................................................                    0                    0
     ADMINISTRATOR CLASS ................................................           (1,410,205)          (2,172,125)
     INSTITUTIONAL CLASS ................................................                  N/A                  N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
     CLASS A ............................................................                    0                    0
     CLASS B ............................................................                    0                    0
     CLASS C ............................................................                    0                    0
                                                                                 -------------        -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................           (1,426,473)          (2,515,479)
                                                                                 -------------        -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A ..................................           17,582,381           34,019,095
   PROCEEDS FROM REDEMPTION FEES - CLASS A ..............................                    0                    0
   REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............................               14,027              308,442
   COST OF SHARES REDEEMED - CLASS A ....................................          (28,161,668)         (37,815,062)
                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A .................................          (10,565,260)          (3,487,525)
                                                                                 -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS B ..................................            1,758,136            1,672,912
   PROCEEDS FROM REDEMPTION FEES - CLASS B ..............................                    0                    0
   REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............................                    0                    0
   COST OF SHARES REDEEMED - CLASS B ....................................           (4,958,052)          (9,380,119)
                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B .................................           (3,199,916)          (7,707,207)
                                                                                 -------------        -------------
   PROCEEDS FROM SHARES SOLD - CLASS C ..................................              171,214            2,315,404
   PROCEEDS FROM REDEMPTION FEES - CLASS C ..............................                    0                    0
   REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............................                    0                    0
   COST OF SHARES REDEEMED - CLASS C ....................................             (606,856)          (3,532,703)
                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C .................................             (435,642)          (1,217,299)
                                                                                 -------------        -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS ......................          171,009,581          183,796,592
   PROCEEDS FROM REDEMPTION FEES - ADMINISTRATOR CLASS ..................                    0                    0
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..................              991,065            1,217,270
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS ........................          (68,300,084)         (89,899,235)
                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS .....................          103,700,562           95,114,627
                                                                                 -------------        -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS ......................                  N/A                  N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..................                  N/A                  N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS ........................                  N/A                  N/A
                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS .....................                  N/A                  N/A
                                                                                 -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ...........................................           89,499,744           82,702,596
                                                                                 =============        =============
NET INCREASE (DECREASE) IN NET ASSETS ...................................          200,977,873          125,631,988
                                                                                 =============        =============
ENDING NET ASSETS .......................................................        $ 668,149,240        $ 467,171,367
                                                                                 =============        =============

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                   EMERGING MARKETS FOCUS FUND
                                                                             ---------------------------------------
                                                                                        FOR THE              FOR THE
                                                                                     YEAR ENDED           YEAR ENDED
                                                                             SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................              550,954            2,064,073
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............                    0                    0
   SHARES REDEEMED - CLASS A .............................................           (1,640,282)          (1,917,162)
                                                                                    -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................           (1,089,328)             146,911
                                                                                    -----------          -----------
   SHARES SOLD - CLASS B .................................................               50,103              152,882
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............                    0                    0
   SHARES REDEEMED - CLASS B .............................................              (29,780)             (32,646)
                                                                                    -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................               20,323              120,236
                                                                                    -----------          -----------
   SHARES SOLD - CLASS C .................................................               29,494              149,683
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............                    0                    0
   SHARES REDEEMED - CLASS C .............................................              (52,548)             (58,231)
                                                                                    -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................              (23,054)              91,452
                                                                                    -----------          -----------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................            1,724,824            1,906,142
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..                    0                    0
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................           (1,514,615)          (1,113,630)
                                                                                    -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......              210,209              792,512
                                                                                    -----------          -----------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..                  N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................                  N/A                  N/A
                                                                                    -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......                  N/A                  N/A
                                                                                    -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ............................................             (881,850)                 N/A
                                                                                    ===========          ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............          $         0          $    19,317
                                                                                    ===========          ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                                                          INSTITUTIONAL
                                                                                      EMERGING MARKETS FUND
                                                                             ---------------------------------------
                                                                                        FOR THE              FOR THE
                                                                                     YEAR ENDED           YEAR ENDED
                                                                             SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............                  N/A                  N/A
   SHARES REDEEMED - CLASS A .............................................                  N/A                  N/A
                                                                                     ----------           ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................                  N/A                  N/A
                                                                                     ----------           ----------
   SHARES SOLD - CLASS B .................................................                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............                  N/A                  N/A
   SHARES REDEEMED - CLASS B .............................................                  N/A                  N/A
                                                                                     ----------           ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................                  N/A                  N/A
                                                                                     ----------           ----------
   SHARES SOLD - CLASS C .................................................                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............                  N/A                  N/A
   SHARES REDEEMED - CLASS C .............................................                  N/A                  N/A
                                                                                     ----------           ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................                  N/A                  N/A
                                                                                     ----------           ----------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................                  N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..                  N/A                  N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................                  N/A                  N/A
                                                                                     ----------           ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......                  N/A                  N/A
                                                                                     ----------           ----------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................               75,127               92,404
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..               12,890               22,529
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................             (459,642)            (147,419)
                                                                                     ----------           ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......             (371,625)             (32,486)
                                                                                     ----------           ----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ............................................             (371,625)             (32,486)
                                                                                     ==========           ==========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............           $1,143,331           $  796,474
                                                                                     ==========           ==========

                                                                                            INTERNATIONAL CORE FUND
                                                                           --------------------------------------------------------
                                                                                      FOR THE            FOR THE            FOR THE
                                                                                 PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                           SEPTEMBER 30, 2005  DECEMBER 31, 2004  DECEMBER 31, 2003
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................             60,738             13,169             47,151
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............                117              2,027                570
   SHARES REDEEMED - CLASS A .............................................            (25,436)            (8,684)           (14,929)
                                                                                     --------           --------            -------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................             35,419              6,512             32,792
                                                                                     --------           --------           --------
   SHARES SOLD - CLASS B .................................................             46,146             29,318             36,895
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............                175              2,774                609
   SHARES REDEEMED -  CLASS B ............................................            (16,657)            (2,840)            (6,823)
                                                                                     --------           --------           --------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................             29,664             29,252             30,681
                                                                                     --------           --------           --------
   SHARES SOLD - CLASS C .................................................             13,701              7,509             58,481
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............                 25                783                215
   SHARES REDEEMED -  CLASS C ............................................            (14,485)              (134)           (59,716)
                                                                                     --------           --------           --------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................               (759)             8,158             (1,020)
                                                                                     --------           --------           --------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................              1,129                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..                  0                N/A                N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................                 (8)               N/A                N/A
                                                                                     --------           --------           --------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......              1,121                N/A                N/A
                                                                                     --------           --------           --------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................                N/A                N/A                N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..                N/A                N/A                N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................                N/A                N/A                N/A
                                                                                     --------           --------           --------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......                N/A                N/A                N/A
                                                                                     --------           --------           --------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ............................................             65,445             43,922             62,453
                                                                                     ========           ========           ========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............           $ 27,701           $    600           $  2,131
                                                                                     ========           ========           ========

                                                                                      INTERNATIONAL EQUITY FUND
                                                                               ---------------------------------------
                                                                                          FOR THE              FOR THE
                                                                                       YEAR ENDED           YEAR ENDED
                                                                               SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................              1,436,293            3,151,543
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............                  1,136               27,964
   SHARES REDEEMED - CLASS A .............................................             (2,299,152)          (3,459,427)
                                                                                     ------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................               (861,723)            (279,920)
                                                                                     ------------         ------------
   SHARES SOLD - CLASS B .................................................                147,005              153,967
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............                      0                    0
   SHARES REDEEMED - CLASS B .............................................               (414,853)            (887,112)
                                                                                     ------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................               (267,848)            (733,145)
                                                                                     ------------         ------------
   SHARES SOLD - CLASS C .................................................                 14,155              217,640
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............                      0                    0
   SHARES REDEEMED - CLASS C .............................................                (50,511)            (332,246)
                                                                                     ------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................                (36,356)            (114,606)
                                                                                     ------------         ------------
   SHARES SOLD - ADMINISTRATOR CLASS .....................................             13,266,811           16,612,771
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS ..                 80,509              110,559
   SHARES REDEEMED - ADMINISTRATOR CLASS .................................             (5,514,486)          (8,085,712)
                                                                                     ------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ......              7,832,834            8,637,618
                                                                                     ------------         ------------
   SHARES SOLD - INSTITUTIONAL CLASS .....................................                      0                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS ..                      0                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS .................................                      0                  N/A
                                                                                     ------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ......                      0                  N/A
                                                                                     ------------         ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ............................................              6,666,907            7,509,947
                                                                                     ============         ============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............           $  6,252,171         $    770,111
                                                                                     ============         ============

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                    BEGINNING         NET                  AND        DISTRIBUTIONS   DISTRIBUTIONS
                                                    NET ASSET  INVESTMENT           UNREALIZED             FROM NET        FROM NET
                                                    VALUE PER      INCOME       GAIN (LOSS) ON           INVESTMENT        REALIZED
                                                        SHARE      (LOSS)          INVESTMENTS               INCOME           GAINS
-----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $ 20.62        0.13(4)              6.84                 0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $ 17.76        0.00(4)              2.86                 0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............    $ 15.27        0.02(4)              2.47                 0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ....................    $ 14.50        0.00                 0.77                 0.00            0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .............    $ 11.37        0.29                 2.94                (0.10)           0.00

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $ 20.34       (0.03)(4)             6.71                 0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $ 17.62       (0.13)(4)             2.85                 0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............    $ 15.18       (0.02)(4)             2.46                 0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ....................    $ 14.52        0.10                 0.56                 0.00            0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .............    $ 11.37        0.08                 3.17                (0.10)           0.00

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $ 20.24       (0.05)(4)             6.68                 0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $ 17.56       (0.14)(4)             2.82                 0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............    $ 15.12       (0.02)(4)             2.46                 0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ....................    $ 14.48        0.02                 0.62                 0.00            0.00
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .............    $ 11.37        0.05                 3.16                (0.10)           0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $ 20.55        0.22(4)              6.81                 0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $ 17.64        0.06(4)              2.85                 0.00            0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............    $ 15.16        0.03(4)              2.45                 0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ....................    $ 14.41        0.30                 0.54                (0.09)           0.00
JULY 1, 2001 TO JUNE 30, 2002 ....................    $ 14.00        0.07                 0.44                (0.10)           0.00
JULY 1, 2000 TO JUNE 30, 2001 ....................    $ 16.57        0.20                (2.73)               (0.04)           0.00

INSTITUTIONAL EMERGING MARKETS FUND
-----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $ 52.83        1.17                17.62                (0.45)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $ 42.29        0.71                10.45                (0.62)           0.00
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............    $ 36.91        0.07                 5.31                 0.00            0.00
JULY 1, 2002 TO JUNE 30, 2003 ....................    $ 34.41        0.54                 2.08                (0.12)           0.00
JULY 1, 2001 TO JUNE 30, 2002 ....................    $ 35.30        0.28                (0.82)               (0.35)           0.00
JULY 1, 2000 TO JUNE 30, 2001 ....................    $ 47.07        0.67               (12.44)                0.00            0.00

INTERNATIONAL CORE FUND
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ............    $ 13.16        0.11                 0.74                 0.00           (0.03)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............    $ 11.47        0.28(4)              1.93                (0.25)          (0.27)
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............    $  8.84        0.18(4)              2.59                (0.14)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............    $ 10.41       (0.06)(4)            (1.51)                0.00            0.00
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .......    $ 10.00       (0.03)                0.44                 0.00            0.00

CLASS B
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ............    $ 13.13        0.14                 0.66                 0.00           (0.03)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............    $ 11.45        0.28(4)              1.92                (0.25)          (0.27)
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............    $  8.82        0.20(4)              2.58                (0.15)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............    $ 10.40       (0.08)(4)            (1.50)                0.00            0.00
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .......    $ 10.00       (0.04)                0.44                 0.00            0.00

CLASS C
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ............    $ 13.12        0.11                 0.68                 0.00           (0.03)
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............    $ 11.43        0.28(4)              1.93                (0.25)          (0.27)
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............    $  8.82        0.21(4)              2.57                (0.17)           0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............    $ 10.40       (0.06)(4)            (1.52)                0.00            0.00
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .......    $ 10.00       (0.04)                0.44                 0.00            0.00

ADMINISTRATOR CLASS
APRIL 11, 2005 TO SEPTEMBER 30, 2005(3) ..........    $ 13.23        0.08                 0.68                 0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS             WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                       ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    NET ASSET  --------------------------------------------------
                                                    VALUE PER  NET INVESTMENT       GROSS    EXPENSES         NET         TOTAL
                                                        SHARE   INCOME (LOSS)    EXPENSES      WAIVED    EXPENSES     RETURN(2)
----------------------------------------------------------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $ 27.59            0.54%       2.03%      (0.13)%      1.90%        33.80%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $ 20.62            0.00%       2.01%      (0.11)%      1.90%        16.04%
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............    $ 17.76            0.42%       2.03%      (0.15)%      1.88%        16.37%
JULY 1, 2002 TO JUNE 30, 2003 ....................    $ 15.27           (1.65)%      2.18%       0.00%       2.18%         5.33%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .............    $ 14.50            0.43%       5.27%      (3.07)%      2.20%        28.57%

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $ 27.02           (0.12)%      2.77%      (0.12)%      2.65%        32.84%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $ 20.34           (0.64)%      2.77%      (0.12)%      2.65%        15.37%
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............    $ 17.62           (0.45)%      2.79%      (0.15)%      2.64%        16.06%
JULY 1, 2002 TO JUNE 30, 2003 ....................    $ 15.18            1.59%       2.78%      (0.45)%      2.33%         4.64%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .............    $ 14.52            0.10%       5.38%      (3.07)%      2.31%        28.65%

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $ 26.87           (0.20)%      2.77%      (0.12)%      2.65%        32.76%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $ 20.24           (0.71)%      2.77%      (0.12)%      2.65%        15.26%
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............    $ 17.56           (0.39)%      2.79%      (0.15)%      2.64%        16.14%
JULY 1, 2002 TO JUNE 30, 2003 ....................    $ 15.12           (3.00)%      3.53%      (0.14)%      3.39%         4.37%
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .............    $ 14.48            0.10%       6.51%      (3.07)%      3.44%        28.39%

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $ 27.58            0.92%       1.76%      (0.16)%      1.60%        34.21%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $ 20.55            0.30%       1.69%      (0.09)%      1.60%        16.43%
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............    $ 17.64            0.73%       1.70%      (0.15)%      1.55%        16.42%
JULY 1, 2002 TO JUNE 30, 2003 ....................    $ 15.16            2.43%       2.16%      (0.64)%      1.52%         5.79%
JULY 1, 2001 TO JUNE 30, 2002 ....................    $ 14.41            0.60%       4.66%      (3.07)%      1.59%         3.80%
JULY 1, 2000 TO JUNE 30, 2001 ....................    $ 14.00            1.68%       4.37%      (2.65)%      1.72%       (15.26)%

INSTITUTIONAL EMERGING MARKETS FUND
----------------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............    $ 71.17            1.67%       1.60%      (0.35)%      1.25%        35.76%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............    $ 52.83            1.45%       1.63%      (0.38)%      1.25%        26.09%
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............    $ 42.29            0.66%       1.63%      (0.38)%      1.25%        14.96%
JULY 1, 2002 TO JUNE 30, 2003 ....................    $ 36.91            1.69%       1.63%      (0.38)%      1.25%         7.71%
JULY 1, 2001 TO JUNE 30, 2002 ....................    $ 34.41            0.85%       4.80%      (3.50)%      1.30%        (1.56)%
JULY 1, 2000 TO JUNE 30, 2001 ....................    $ 35.30            1.17%       3.18%      (1.87)%      1.31%       (24.97)%

INTERNATIONAL CORE FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ............    $ 13.98            1.92%       5.94%      (4.96)%      0.98%         6.48%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............    $ 13.16            2.33%       4.78%      (4.77)%      0.01%        19.38%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............    $ 11.47            1.78%       7.65%      (7.64)%      0.01%        31.38%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............    $  8.84           (0.58)%     52.39%     (50.18)%      2.21%       (15.08)%
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .......    $ 10.41           (1.12)%      2.23%       0.00%       2.23%         4.10%

CLASS B
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ............    $ 13.90            1.46%       6.88%      (5.44)%      1.44%         6.11%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............    $ 13.13            2.32%       5.52%      (5.52)%      0.00%(6)     19.32%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............    $ 11.45            2.01%       8.58%      (8.58)%      0.00%        31.58%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............    $  8.82           (0.83)%     52.04%     (49.66)%      2.38%       (15.19)%
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .......    $ 10.40           (1.60)%      2.98%      (0.28)%      2.70%         4.00%

CLASS C
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ............    $ 13.88            1.77%       6.73%      (5.34)%      1.40%         6.04%
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............    $ 13.12            2.31%       5.51%      (5.51)%      0.00%(6)     19.44%
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............    $ 11.43            2.15%       8.36%      (8.35)%      0.01%        31.52%
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............    $  8.82           (0.68)%     52.54%     (50.13)%      2.41%       (15.19)%
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .......    $ 10.40           (1.60)%      2.98%      (0.28)%      2.70%         4.00%

ADMINISTRATOR CLASS
APRIL 11, 2005 TO SEPTEMBER 30, 2005(3) ..........    $ 13.99            1.53%       5.60%      (4.18)%      1.41%         5.74%

                                                    PORTFOLIO      NET ASSETS AT
                                                     TURNOVER      END OF PERIOD
                                                         RATE    (000'S OMITTED)
--------------------------------------------------------------------------------
EMERGING MARKETS FOCUS FUND
--------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............        184%         $ 157,107
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............        225%         $ 139,880
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............         49%         $ 117,842
JULY 1, 2002 TO JUNE 30, 2003 ....................        210%         $ 105,512
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .............        206%         $      23

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............        184%         $   4,242
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............        225%         $   2,781
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............         49%         $     290
JULY 1, 2002 TO JUNE 30, 2003 ....................        210%         $      28
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .............        206%         $      11

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............        184%         $   2,632
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............        225%         $   2,449
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............         49%         $     519
JULY 1, 2002 TO JUNE 30, 2003 ....................        210%         $      59
OCTOBER 31, 2001(3) TO JUNE 30, 2002 .............        206%         $      13

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............        184%         $  73,406
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............        225%         $  50,376
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............         49%         $  29,273
JULY 1, 2002 TO JUNE 30, 2003 ....................        210%         $  25,784
JULY 1, 2001 TO JUNE 30, 2002 ....................        206%         $  22,974
JULY 1, 2000 TO JUNE 30, 2001 ....................        182%         $  10,156

INSTITUTIONAL EMERGING MARKETS FUND
--------------------------------------------------------------------------------
INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............        109%         $ 109,973
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............        104%         $ 101,260
JULY 1, 2003 TO SEPTEMBER 30, 2003(5) ............         19%         $  82,432
JULY 1, 2002 TO JUNE 30, 2003 ....................         80%         $  73,127
JULY 1, 2001 TO JUNE 30, 2002 ....................         99%         $  66,511
JULY 1, 2000 TO JUNE 30, 2001 ....................        171%         $  66,761

INTERNATIONAL CORE FUND
--------------------------------------------------------------------------------
CLASS A
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ............         37%         $   1,299
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............         28%         $     757
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............         88%         $     585
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............         47%         $     161
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .......          4%         $     104

CLASS B
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ............         37%         $   1,702
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............         28%         $   1,218
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............         88%         $     727
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............         47%         $     289
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .......          4%         $     104

CLASS C
JANUARY 1, 2005 TO SEPTEMBER 30, 2005 ............         37%         $     325
JANUARY 1, 2004 TO DECEMBER 31, 2004 .............         28%         $     317
JANUARY 1, 2003 TO DECEMBER 31, 2003 .............         88%         $     183
JANUARY 1, 2002 TO DECEMBER 31, 2002 .............         47%         $     150
SEPTEMBER 28, 2001(3) TO DECEMBER 31, 2001 .......          4%         $     104

ADMINISTRATOR CLASS
APRIL 11, 2005 TO SEPTEMBER 30, 2005(3) ..........        106%         $      16

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                               BEGINNING          NET                 AND   DISTRIBUTIONS   DISTRIBUTIONS
                                               NET ASSET   INVESTMENT          UNREALIZED        FROM NET        FROM NET
                                               VALUE PER       INCOME      GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                   SHARE       (LOSS)         INVESTMENTS          INCOME           GAINS
--------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......      $11.09         0.17                2.43           (0.00)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......      $ 9.88         0.04(4)             1.23           (0.06)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......      $ 8.46         0.04(4)             1.38            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      $10.50        (0.01)(4)           (2.03)           0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      $15.24         0.01               (4.44)           0.00           (0.31)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......      $10.62         0.07                2.34           (0.00)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......      $ 9.48        (0.05)(4)            1.19            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......      $ 8.19        (0.03)(4)            1.32            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      $10.25        (0.09)(4)           (1.97)           0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      $14.99        (0.11)              (4.32)           0.00           (0.31)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......      $10.60         0.06                2.34            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......      $ 9.47        (0.04)(4)            1.17            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......      $ 8.18        (0.02)(4)            1.31            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      $10.24        (0.09)(4)           (1.97)           0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      $14.98        (0.07)              (4.36)           0.00           (0.31)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......      $11.08         0.17                2.48           (0.04)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......      $ 9.87         0.07(4)             1.22           (0.08)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......      $ 8.46         0.08(4)             1.34           (0.01)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......      $10.47         0.02(4)            (2.03)           0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......      $15.17         0.01               (4.40)           0.00           (0.31)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS             WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

                                                            RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                            --------------------------------------------
                                                   ENDING          NET
                                                NET ASSET   INVESTMENT
                                                VALUE PER       INCOME      GROSS    EXPENSES       NET
                                                    SHARE       (LOSS)   EXPENSES      WAIVED  EXPENSES
--------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......       $13.69         1.24%      1.66%     (0.16)%     1.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......       $11.09         0.36%      1.71%     (0.21)%     1.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       $ 9.88         0.42%      1.76%     (0.26)%     1.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......       $ 8.46        (0.08)%     1.96%     (0.24)%     1.72%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......       $10.50         0.05%      1.81%     (0.06)%     1.75%

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......       $13.03         0.49%      2.41%     (0.16)%     2.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......       $10.62        (0.43)%     2.46%     (0.21)%     2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       $ 9.48        (0.31)%     2.82%     (0.57)%     2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......       $ 8.19        (0.83)%     3.06%     (0.59)%     2.47%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......       $10.25        (0.72)%     2.70%     (0.20)%     2.50%

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......       $13.00         0.42%      2.41%     (0.16)%     2.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......       $10.60        (0.39)%     2.45%     (0.20)%     2.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       $ 9.47        (0.27)%     2.70%     (0.45)%     2.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......       $ 8.18        (0.78)%     2.96%     (0.49)%     2.47%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......       $10.24        (0.69)%     2.50%      0.00%      2.50%

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......       $13.69         1.54%      1.41%     (0.16)%     1.25%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......       $11.08         0.64%      1.38%     (0.13)%     1.25%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......       $ 9.87         0.76%      1.34%     (0.09)%     1.25%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......       $ 8.46         0.31%      1.46%     (0.02)%     1.44%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......       $10.47         0.31%      1.53%     (0.03)%     1.50%

                                                          PORTFOLIO     NET ASSETS AT
                                                  TOTAL    TURNOVER     END OF PERIOD
                                              RETURN(2)        RATE   (000's OMITTED)
-------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND
-------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......      23.48%         46%         $ 57,496
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......      12.89%        112%         $ 56,108
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......      16.78%         73%         $ 52,762
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......     (19.43)%        52%         $ 22,806
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......     (29.59)%        36%         $ 30,727

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......      22.69%         46%         $ 14,653
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......      12.03%        112%         $ 14,796
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......      15.75%         73%         $ 20,149
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......     (20.10)%        52%         $ 29,107
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......     (30.12)%        36%         $ 41,122

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......      22.64%         46%         $  1,512
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......      11.93%        112%         $  1,618
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......      15.77%         73%         $  2,530
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......     (20.12)%        52%         $  2,167
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......     (30.14)%        36%         $  2,704

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ......      23.94%         46%         $594,488
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ......      13.11%        112%         $394,649
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ......      16.83%         73%         $266,099
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ......     (19.20)%        52%         $372,380
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ......     (29.47)%        36%         $108,796

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS    NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)  Commencement of operations.

(4)  Calculated based upon average shares outstandings.

(5)  The Fund changed its year end from June 30 to September 30.

(6)  Amount calculated is less than 0.05%.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Emerging Markets Focus Fund, Institutional Emerging Markets Fund, International Core Fund and International Equity Fund.

      Each Fund is a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Funds"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

                      Acquiring Fund                                           Target Fund
WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND CLASS A      STRONG ADVISORINTERNATIONAL CORE FUND CLASS A

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND CLASS B      STRONG ADVISORINTERNATIONAL CORE FUND CLASS B

WELLS FARGO ADVANTAGE INTERNATIONAL CORE FUND CLASS C      STRONG ADVISORINTERNATIONAL CORE FUND CLASS C

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Prior to April 1, 2005, the predecessor Strong Funds' valuations were based on the mean of the bid and asked prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At September 30, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                                      Undistributed Net    Undistributed Net
Fund                                  Investment Income   Realized Gain/Loss   Paid-in Capital
EMERGING MARKETS FOCUS FUND              $(1,399,949)         $1,955,936          $(555,987)

INSTITUTIONAL EMERGING MARKETS FUND         (614,589)            614,589                  0

INTERNATIONAL CORE FUND                       (3,276)              3,276                  0

INTERNATIONAL EQUITY FUND                   (942,046)            941,981                 65

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2005.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

      At September 30, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                  Capital Loss
Fund                                        Year Expires         Carryforwards

EMERGING MARKETS FOCUS FUND                     2006              186,293,649
                                                2007               22,895,349
                                                2008                1,693,484
                                                2009               41,422,225
                                                2010               14,971,904

INSTITUTIONAL EMERGING MARKETS FUND             2009                1,766,303
                                                2010                6,538,143

INTERNATIONAL EQUITY FUND                       2009               27,486,689
                                                2010               24,061,440
                                                2011               45,537,020
                                                2012               17,574,879

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

      As of September 30, 2005, there were no outstanding forward contracts.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Effective October 1, 2005, Wells Fargo Bank, N.A. will be receiving 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2005 are shown on the Statements of Assets and Liabilities.

      Prior to April 11, 2005, the predecessor Strong Funds had a securities lending agreement with State Street Bank and Trust Co. ("State Street"). The agreement required that loans be collateralized at all times by cash and cash equivalents equal to at least 102% of the market value of the aggregate loaned securities, plus accrued interest, and the collateral be marked-to-market daily. Amounts earned as interest on investments of cash collateral, net of rebates and other securities lending expenses, are included in Securities Lending Income on the Statements of Operations.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                              Advisory Fees**                                           Sub-Advisory Fees
                           Average Daily       (% of Average                          Average Daily       (% of Average
Fund                        Net Assets       Daily Net Assets)     Sub-Adviser          Net Assets      Daily Net Assets)
EMERGING MARKETS          $0 - $499 million         1.10          Wells Capital      $0 - $200 million         0.35
  FOCUS FUND            $500 - $999 million         1.05            Management          > $200 million         0.25
                         $1 - $2.99 billion         1.00           Incorporated
                         $3 - $4.99 billion        0.975
                             >$4.99 billion         0.95

INSTITUTIONAL EMERGING     $0 -$499 million        1.100          Wells Capital      $0 - $200 million         0.35
  MARKETS FUND          $500 - $999 million        1.050            Management          > $200 million         0.25
                         $1 - $2.99 billion        1.000           Incorporated
                         $3 - $4.99 billion        0.975
                                >$5 billion        0.950

INTERNATIONAL             $0 - $499 million        0.950             New Star        $0 - $250 million         0.25
  CORE FUND             $500 - $999 million        0.900          Institutional    $250 - $500 million         0.18
                         $1 - $2.99 billion        0.850             Managers           > $500 million         0.16
                         $3 - $4.99 billion        0.825             Limited
                             >$4.99 billion        0.800

INTERNATIONAL             $0 - $499 million        0.950        Artisan Partners,     All asset levels         0.70
  EQUITY FUND*          $500 - $999 million        0.900               L.P.
                         $1 - $2.99 billion        0.850
                         $3 - $4.99 billion        0.825
                             >$4.99 billion        0.800

                                                                    LSV Asset        $0 - $150 million        0.350
                                                                    Management     $150 - $500 million        0.400
                                                                                   $500 - $750 million        0.350
                                                                                     $750 - $1 billion        0.325
                                                                                          > $1 billion        0.300

                                                                     New Star         $0 - $50 million         0.35
                                                                  Institutional     $50 - $550 million         0.29
                                                                 Managers Limited       > $550 million         0.20

      *Effective February 1, 2005. From September 15, 2004 to January 31, 2005, Artisan Partners L.P. ("Artisan"), LSV Asset Management ("LSV") and New Star Institutional Managers Limited ("New Star") each provided sub-advisory services to a one-third portion of the assets of the International Equity Fund under an interim sub-advisory agreement subject to a sub-advisory rate as a percentage of net assets of 0.35% for assets $0-$200 million and 0.25% for assets >$200 million. Prior to September 15, 2004, Wells Capital Management, Incorporated served as the Fund's sub-adviser and was paid at the same rate as each of the sub-advisers under the interim sub-advisory agreement.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

      **Effective April 11, 2005. From January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                              Advisory Fees
                                   Average Daily              (% of Average
Fund Level                          Net Assets              Daily Net Assets)

INTERNATIONAL CORE FUND           $0 - $4 billion                 0.750
                                  $4 - $6 billion                 0.725
                                     > $6 billion                 0.700

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                  Admin Fees for               Admin Fees
                                           International Core Fund only*    for other Funds
                         Average Daily             (% of Average             (% of Average
Fund                       Net Assets            Daily Net Assets)         Daily Net Assets)
FUND LEVEL            $0 - $4.99 billion               0.05                       0.05
                      $5 - $9.99 billion               0.04                       0.04
                         > $9.99 billion               0.03                       0.03

CLASS A                                                0.23                       0.28

CLASS B                                                0.23                       0.28

CLASS C                                                0.23                       0.28

Administrator Class                                    0.10                       0.10

Institutional Class                                     N/A                       0.09

      *Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                           Admin Fees for
                                                   International Core Fund only*
                                                           (% of Average
                                                         Daily Net Assets)

CLASS A                                                         0.30

CLASS B                                                         0.30

CLASS C                                                         0.30

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds. Effective April 11, 2005, transfer agent fees are paid by Funds Management and not by the Funds.

      Effective at the close of business on April 8, 2005, Institutional Class of Wells Fargo Emerging Market Focus Fund was renamed into the Administrator Class of Wells Fargo Advantage Emerging Market Focus Fund. Prior to the merger, the fund paid 0.20% to Funds Management for administrative services.

      For financial statement presentation, transfer agent fees for the period from January 1, 2005 through April 10, 2005, as shown below, have been combined with administration fees.

                                           Transfer Agent Fees and
                                            Other Related Expenss
Fund                          Class A              Class B              Class C

INTERNATIONAL CORE FUND        $426                  $769                 $129

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                              % of Average
Fund                                                        Daily Net Assets

EMERGING MARKETS FOCUS FUND                                       0.25

INSTITUTIONAL EMERGING MARKETS FUND                               0.25

INTERNATIONAL CORE FUND                                           0.10

INTERNATIONAL EQUITY FUND                                         0.10

      Prior to February 28, 2005, State Street Bank and Trust Co. ("State Street") served as custodian for each of the predecessor Strong Funds. State Street was entitled to receive certain fees, primarily based on transactions of the fund.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                              % of Average
Share Class                                                 Daily Net Assets

CLASS A, CLASS B, CLASS C AND ADMINISTRATOR CLASS                0.25%*

      * Effective April 11, 2005. Prior to April 11, 2005, shareholder servicing fees for the predecessor Strong Funds, if any, were encompassed by the Strong Funds' 12b-1 distribution and service plan. For the period April 11, 2005 through September 30, 2005, shareholder servicing fees paid were as follows:

                                                                Administrator
Fund                            Class A     Class B   Class C       Class

EMERGING MARKET FOCUS FUND     $ 368,722   $  8,747   $ 6,353     $ 81,075

INTERNATIONAL CORE FUND            1,110      1,798       288           14

INTERNATIONAL EQUITY FUND        141,251     37,810     3,898      564,319

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Effective April 11, 2005, distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, the predecessor Strong Funds adopted a 12b-1 distribution and service plan under the 1940 Act on behalf of the Class A, B, and C shares. Under the plan, Strong Investments, Inc. was paid an annual rate of 0.25%, 1.00%, and 1.00%, respectively, of the average daily net assets of Class A, B, and C shares.

      For the year ended September 30, 2005, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to February 28, 2005, State Street served as fund accountant for each of the predecessor Strong Funds. Fund accounting fees were paid by the Funds' administrator and not by the Funds.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. The Fund's adviser has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect from April 11, 2005 through September 30, 2005, were as follows:

                                                     Net Operating Expense Ratios
Fund                                  Class A   Class B   Class C   Institutional   Administrator
EMERGING MARKETS FOCUS FUND            1.90%     2.65%     2.65%         N/A            1.60%

INSTITUTIONAL EMERGING MARKETS FUND     N/A       N/A       N/A         1.25%            N/A

INTERNATIONAL CORE FUND                0.74%     1.08%     1.05%         N/A            1.41%

INTERNATIONAL EQUITY FUND              1.50%     2.25%     2.25%         N/A            1.25%

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

      Prior to April 11, 2005, the Strong Funds' adviser and/or administrator could voluntarily waive or absorb certain expenses at their discretion. Strong Capital Management, Inc. ("SCM") and/or SISI had contractually agreed to waive its fees and/or absorb expenses for Class A, B, and C shares of the International Core Fund until May 1, 2005, to keep total annual operating expenses at no more than 2.5% for the Class A, B, and C shares. However, effective April 11, 2005, the Funds are subject to a different expense structure. SISI also allocated to the Funds certain charges or credits resulting from transfer agency banking activities based on each Class' level of subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the Funds. From January 1, 2005 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statement of Operations are as follows:

                                                  Waived Fees and
                                                Reimbursed Expenses
Fund                                 Class A          Class B          Class C

INTERNATIONAL CORE FUND              $12,854          $27,273          $ 4,524

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended September 30, 2005, were as follows:

Fund                                   Purchases at Cost    Sales Proceeds

EMERGING MAKERTS FOCUS FUND              $ 381,304,741       $ 400,064,177

INSTITUTIONAL EMERGING MARKETS FUND        109,758,017         164,591,798

INTERNATIONAL CORE FUND                      3,237,398           2,502,896

INTERNATIONAL EQUITY FUND                  316,098,339         235,258,999

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended September 30, 2005, there were no borrowings under the agreement.

      Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC accrued interest based on prevailing market rates as defined in the LOC. A commitment fee of 0.09% per annum was incurred on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net asset values. For the year ended September 30, 2005, the Emerging Markets Focus Fund, Institutional Emerging Markets Fund, International Core Fund and International Equity Fund had no borrowings under either agreement.

6. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. The current Funds' advisor has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS

                                       NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

7. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004 were as follows:

                                                          Long-Term    Dividend Paid
                                      Ordinary Income   Capital Gain   on Redemption      Total
Fund                                       2005             2005           2005           2005
EMERGING MARKETS FOCUS FUND             $         0       $      0        $  0         $        0

INSTITUTIONAL EMERGING MARKETS FUND         857,339              0           0            857,339

INTERNATIONAL CORE FUND                         600          4,562           0              5,162

INTERNATIONAL EQUITY FUND                 1,426,473              0           0          1,426,473

                                                          Long-Term    Dividend Paid
                                      Ordinary Income   Capital Gain   on Redemption      Total
Fund                                       2004             2004           2004           2004
EMERGING MARKETS FOCUS FUND             $         0       $      0        $  0         $        0

INSTITUTIONAL EMERGING MARKETS FUND       1,191,535              0           0          1,191,535

INTERNATIONAL CORE FUND                      42,765         43,977           0             86,742

INTERNATIONAL EQUITY FUND                 2,515,479              0           0          2,515,479

      As of September 30, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to primary to the tax deferral of losses on wash sales and cost basis adjustments related to premium amortization (only for funds that have elected not to amortize premium for tax purposes).

                                                                           Unrealized
                                       Undistributed     Undistributed    Appreciation     Capital Loss
Fund                                  Ordinary Income   Long-Term Gain   (Depreciation)    Carryforward*        Total
EMERGING MARKETS FOCUS FUND             $         0       $         0     $ 37,524,475    $ (267,276,611)   $  229,752,135

INSTITUTIONAL EMERGING MARKETS FUND       1,103,718                 0       14,371,444        (8,304,446)        7,170,716

INTERNATIONAL CORE FUND                      79,960           353,322          281,127                 0           714,409

INTERNATIONAL EQUITY FUND                 9,092,526                 0       91,550,545      (114,660,028)      (14,016,957)

      * This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

8. MISCELLANEOUS
--------------------------------------------------------------------------------

FOREIGN TAXES PAYABLE

      Under Indian tax law, U.S. mutual funds are subject to taxation on capital gains realized upon the sale of Indian securities. Mutual fund industry practice has long been to net long-term capital losses against taxable short-term capital gains. However, the Indian tax statute was amended in mid-2002 to disallow such netting, and the Indian tax authorities have subsequently assessed additional taxes on many U.S. mutual funds based upon a retroactive application of the tax statute. For the taxable years since its inception date, the Wells Fargo Advantage Emerging Markets Focus Fund (the "Focus Fund"), as successor to the Montgomery Emerging Markets Fund, has been assessed approximately $590,000. The Fund filed an administrative appeal to this assessment in April 2003.

      On August 1, 2003, the Focus Fund received a demand for one-half of the $590,000 to stay the imposition of additional penalties while the assessment was under appeal, and an agreement was reached on August 8, 2003 for the Focus Fund to make such payment.

      On August 20, 2003, the Focus Fund made the determination to accrue the entire amount at issue as a tax expense. The Fund continues to pursue the administrative appeals process and will reverse such accrual in the event of a favorable disposition.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                 WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Emerging Markets Focus Fund, Institutional Emerging Markets Fund, International Equity Fund, and the International Core Fund (collectively the "Funds"), four of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2005, and the related statements of operations for the year or periods then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The statement of changes in net assets and the financial highlights for the International Core Fund for the years or period ended December 31, 2003 and prior, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their reports dated February 3, 2004. The financial highlights of the Emerging Markets Focus Fund and the Institutional Emerging Markets Fund for the year ended June 30, 2002 and prior, were audited by other auditors whose report dated August 16, 2002 expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2005, the results of their operations for the year or periods then ended, and the changes in their net assets and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                   (KPMG LLP)

Philadelphia, Pennsylvania
November 22, 2005

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED)

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Fund(s) listed below designates the following amounts as long-term capital gain dividends for the year:

                                                Capital Gain
Fund                                         Dividend Declared

INSTITUTIONAL CORE FUND                            4,562

      The following funds designate the income dividends distributed between October 1, 2004 and September 30, 2005, as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code, as follows:

                                           % of Qualifying Dividend
Fund                                             Income (QDI)

INSTITUTIONAL EMERGING MARKETS FUND                 60.18%

INTERNATIONAL CORE FUND                             94.18%

INTERNATIONAL EQUITY FUND                          100.00%

OTHER INFORMATION (UNAUDITED)    WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. The Fund(s) files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEE**

                         POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE ***    PAST FIVE YEARS                 OTHER DIRECTORSHIPS
J. Tucker Morse          Trustee, since 1987      Private Investor/Real Estate    None
61                                                Developer; Chairman of
                                                  White Point Capital, LLC.
-----------------------------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES

                         POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE ***    PAST FIVE YEARS                 OTHER DIRECTORSHIPS
Thomas S. Goho           Trustee, since 1987      Associate Professor of          None
63                                                Finance, Wake Forest
                                                  University, Calloway School of
                                                  Business and Accountancy.
-----------------------------------------------------------------------------------------------------

Peter G. Gordon          Trustee, since 1988      Chairman, CEO, and Co-Founder   None
63                       (Chairman, since 2005)   of Crystal Geyser Water
                                                  Company and President of
                                                  Crystal Geyser Roxane
                                                  Water Company.
-----------------------------------------------------------------------------------------------------

Richard M. Leach         Trustee, since 1987      Retired. Former President of    None
72                                                Richard M. Leach Associates
                                                  (a financial consulting firm).
-----------------------------------------------------------------------------------------------------

Timothy J. Penny         Trustee, since 1996      Senior Counselor to the public  None
53                                                relations firm of Himle-
                                                  Horner and Senior Fellow at
                                                  the Humphrey Institute,
                                                  Minneapolis, Minnesota
                                                  (a public policy organization).
-----------------------------------------------------------------------------------------------------

Donald C. Willeke        Trustee, since 1996      Principal of the law firm of    None
65                                                Willeke & Daniels.
-----------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OFFICERS

                         POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE             LENGTH OF SERVICE        PAST FIVE YEARS                 OTHER DIRECTORSHIPS
Karla M. Rabusch         President, since 2003    Executive Vice President of     None
46                                                Wells Fargo Bank, N.A.
                                                  President of Wells Fargo Funds
                                                  Management, LLC. Senior Vice
                                                  President and Chief
                                                  Administrative Officer of
                                                  Wells Fargo Funds Management,
                                                  LLC from 2001 to 2003. Vice
                                                  President of Wells Fargo Bank,
                                                  N.A. from 1997 to 2000.
-----------------------------------------------------------------------------------------------------
Stacie D. DeAngelo       Treasurer, since 2003    Senior Vice President of Wells  None
36                                                Fargo Bank, N.A. and Senior
                                                  Vice President of Operations
                                                  for Wells Fargo Funds
                                                  Management, LLC. Prior thereto,
                                                  Operations Manager at Scudder
                                                  Weisel  Capital, LLC from 2000
                                                  to 2001 and Director of
                                                  Shareholder Services at BISYS
                                                  Fund Services from 1999 to
                                                  2000.
-----------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000    Vice President and Managing     None
45                                                Senior Counsel of Wells Fargo
                                                  Bank, N.A. and Senior Vice
                                                  President and Secretary of
                                                  Wells Fargo Funds Management,
                                                  LLC. Vice President and Senior
                                                  Counsel of Wells Fargo Bank,
                                                  N.A. from 1996 to 2003.
-----------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' website at www.wellsfargo.com/advantagefunds.

** As of September 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

OTHER INFORMATION (UNAUDITED)    WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

EMERGING MARKETS FOCUS FUND, INSTITUTIONAL EMERGING MARKETS FUND,

INTERNATIONAL CORE FUND AND INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Emerging Markets Focus Fund, Institutional Emerging Markets Fund, International Core Fund and International Equity Fund (each a "Fund" and collectively, the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Emerging Markets Focus Fund and Institutional Emerging Markets Fund; (iii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Fund and International Equity Fund; (iv) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Equity Fund; and (v) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Equity Fund. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, New Star, Artisan and LSV (the "Sub-Advisers"), are collectively referred to as the "Advisory Agreements."

      More specifically, at meetings held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers, and the continuation of the Advisory Agreements. The Board initially approved the Advisory Agreement for the International Core Fund at a meeting held August 9-10, 2004 in connection with its approval of the reorganization of the Strong Advisor International Core Fund (the accounting survivor) into the Wells Fargo Advantage International Core Fund (the "Reorganization"). The Reorganization was effective at the close of business on April 8, 2005. This Fund commenced operations on April 11, 2005. Accordingly, references to this Fund refer to either the predecessor fund or the Fund as the context requires. Similarly, references to the various fee rates refer to either the rates of the predecessor fund or those of this Fund as the context requires.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds (and that would be provided to the International Core Fund) by Funds Management and the Sub-Advisers under the Advisory Agreements. Responses of Funds Management and the Sub-Advisers to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and the Sub-Advisers.

      The Board also considered the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding Funds Management's and each Sub-Adviser's compensation for its personnel involved in the management of the Funds (or that would be involved in the management of the International Core Fund). In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds (and those anticipated to be provided to the International Core Fund) by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-advisers.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS    OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for each of the Funds over various time periods. It also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Board noted that the performance of the Institutional Emerging Markets Fund and International Core Fund was better than, or not appreciably below, the median performance of each Fund's Peer Group for all time periods. The Board noted that the Emerging Markets Focus Fund's and International Equity Fund's performance was lower than the median performance of each Fund's Peer Group for most time periods and required further review. Upon further review, the Board noted that the Emerging Markets Focus Fund's underperformance was due, in part, to the Fund's focus on emerging markets and that such markets are volatile. The Board also noted that there had been investment sub-adviser changes for the International Equity Fund during the past year. The Board asked for a further report on the Emerging Markets Focus Fund's and International Equity Fund's performance.

      The Board received and considered information regarding the Funds' net operating expense ratios and their various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios for the Funds were lower than the Funds' Peer Groups' median net operating expense ratios.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administration services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Groups. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds, as applicable, and Funds Management and its affiliates. Because the International Core Fund had not yet commenced operations, the Board did not consider the historical profitability with regard to Funds Management's arrangements with this Fund. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Emerging Markets Focus Fund and Institutional

OTHER INFORMATION (UNAUDITED)    WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS
--------------------------------------------------------------------------------

Emerging Markets Fund was not a material factor in determining whether to renew the agreements. The Board did not consider a separate profitability analysis of Artisan, LSV and New Star, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Artisan, LSV and New Star had been negotiated by Funds Management on an arms length basis and that Artisan's, LSV's and New Star's separate profitability from their relationships with the International Core Fund and International Equity Fund was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of further economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect to a single fund. The Board concluded that any actual or potential economies of scale are, or would be, shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trusts, and those offered by the Sub-Advisers to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in the business of Funds Management and the Sub-Advisers as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Board also considered the policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are, or would be, sought and how any such credits are, or would be, utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of the Sub-Advisers regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews reports of Funds Management and the Sub-Advisers at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE INTERNATIONAL STOCK FUNDS            LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG          -- Association of Bay Area Governments
ADR           -- American Depository Receipts
AMBAC         -- American Municipal Bond Assurance Corporation
AMT           -- Alternative Minimum Tax
ARM           -- Adjustable Rate Mortgages
BART          -- Bay Area Rapid Transit
CDA           -- Community Development Authority
CDSC          -- Contingent Deferred Sales Charge
CGIC          -- Capital Guaranty Insurance Company
CGY           -- Capital Guaranty Corporation
CMT           -- Constant Maturity Treasury
COFI          -- Cost of Funds Index
Connie Lee    -- Connie Lee Insurance Company
COP           -- Certificate of Participation
CP            -- Commercial Paper
CTF           -- Common Trust Fund
DW&P          -- Department of Water & Power
DWR           -- Department of Water Resources
EDFA          -- Education Finance Authority
FFCB          -- Federal Farm Credit Bank
FGIC          -- Financial Guaranty Insurance Corporation
FHA           -- Federal Housing Authority
FHLB          -- Federal Home Loan Bank
FHLMC         -- Federal Home Loan Mortgage Corporation
FNMA          -- Federal National Mortgage Association
FRN           -- Floating Rate Notes
FSA           -- Financial Security Assurance, Inc
GDR           -- Global Depository Receipt
GNMA          -- Government National Mortgage Association
GO            -- General Obligation
HFA           -- Housing Finance Authority
HFFA          -- Health Facilities Financing Authority
IDA           -- Industrial Development Authority
IDR           -- Industrial Development Revenue
LIBOR         -- London Interbank Offered Rate
LLC           -- Limited Liability Corporation
LOC           -- Letter of Credit
LP            -- Limited Partnership
MBIA          -- Municipal Bond Insurance Association
MFHR          -- Multi-Family Housing Revenue
MUD           -- Municipal Utility District
MTN           -- Medium Term Note
PCFA          -- Pollution Control Finance Authority
PCR           -- Pollution Control Revenue
PFA           -- Public Finance Authority
PLC           -- Private Placement
PSFG          -- Public School Fund Guaranty
RAW           -- Revenue Anticipation Warrants
RDA           -- Redevelopment Authority
RDFA          -- Redevelopment Finance Authority
R&D           -- Research & Development
SFHR          -- Single Family Housing Revenue
SFMR          -- Single Family Mortgage Revenue
SLMA          -- Student Loan Marketing Association
STEERS        -- Structured Enhanced Return Trust
TBA           -- To Be Announced
TRAN          -- Tax Revenue Anticipation Notes
USD           -- Unified School District
V/R           -- Variable Rate
WEBS          -- World Equity Benchmark Shares
XLCA          -- XL Capital Assurance

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail:wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web:www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                 RT53222 11-05
                                                               AISLD/AR108 09-05

                                                                [LOGO]
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS

                                                              SEPTEMBER 30, 2005

                                                                 Annual Report

          WELLS FARGO ADVANTAGE ALLOCATION FUNDS

          Wells Fargo Advantage Aggressive Allocation Fund

          Wells Fargo Advantage Asset Allocation Fund

          Wells Fargo Advantage Conservative Allocation Fund

          Wells Fargo Advantage Growth Balanced Fund

          Wells Fargo Advantage Moderate Balanced Fund

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Aggressive Allocation Fund (formerly the "Strategic Growth Allocation Fund"), Asset Allocation Fund, Conservative Allocation Fund (formerly the "Strategic Income Fund"), Growth Balanced Fund, and Moderate Balanced Fund, (collectively the "Funds"), five of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2005, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2005, the results of their operations, the changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

                                                       KPMG LLP

Philadelphia, Pennsylvania
November 22, 2005

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

NETHERLANDS - 3.52%
  103,300   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
            MANUFACTURING & RELATED)+                              $  1,695,905
   68,300   ING GROEP NV (FINANCIAL SERVICES)                         2,034,102
  103,200   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                               1,920,000

                                                                      5,650,007
                                                                   ------------

NORWAY - 0.99%
   64,100   STATOIL ASA (PETROLEUM REFINING & RELATED INDUSTRIES)     1,589,891
                                                                   ------------

RUSSIA - 2.00%
   30,500   LUKOIL COMPANY ADR (MEMBERSHIP ORGANIZATIONS)             1,763,510
   35,600   MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                   1,448,208

                                                                      3,211,718
                                                                   ------------

SINGAPORE - 1.03%
  288,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)                             786,360
  103,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY
            INSTITUTIONS)                                               858,308

                                                                      1,644,668
                                                                   ------------

SPAIN - 2.46%
   27,200   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY
            CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
            CONTRACTS)                                                  792,741
  106,000   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY
            INSTITUTIONS)<<                                           1,858,711
   59,400   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL MACHINERY
            & COMPUTER EQUIPMENT)<<                                   1,302,866

                                                                      3,954,318
                                                                   ------------

SWEDEN - 0.69%
   71,000   SECURITAS AB (BUSINESS SERVICES)                          1,098,766
                                                                   ------------

SWITZERLAND - 6.98%
    3,400   NESTLE SA (FOOD & KINDRED PRODUCTS)                         995,404
   70,500   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                 3,575,238
   27,000   ROCHE HOLDING AG (HEALTH SERVICES)                        3,750,029
   15,500   UBS AG (FINANCIAL SERVICES)                               1,317,060
    9,200   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+        1,567,031

                                                                     11,204,762
                                                                   ------------

THAILAND - 1.08%
  660,000   ADVANCED INFORMATION SERVICE PUBLIC COMPANY LIMITED
            (FOREIGN REGISTERED) (COMMUNICATIONS)                     1,736,631
                                                                   ------------

UNITED KINGDOM - 18.77%
   42,000   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)             1,951,989
  129,000   AVIVA PLC (INSURANCE CARRIERS)                            1,416,369
  217,500   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    2,198,170
  109,200   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)       1,585,148
  349,000   EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)           1,492,741
  196,600   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)         5,000,301
  173,000   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)               2,798,097
  856,400   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)            1,714,430
  162,000   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+               1,067,218
  100,600   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING &
            RELATED INDUSTRIES)+                                      3,326,953
  200,045   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)        1,636,285
   66,100   STANDARD CHARTERED PLC (DEPOSITORY INSTITUTIONS)          1,425,855

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

JAPAN (CONTINUED)
    3,600   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                    $     56,194
    3,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)               32,770

                                                                     37,280,351
                                                                   ------------

LUXEMBOURG - 0.02%
    3,124   STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING, RESEARCH
            MANAGEMENT & RELATED SERVICES)+                              36,120
                                                                   ------------

NETHERLANDS - 3.22%
   27,500   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)              658,704
   22,010   AEGON NV (INSURANCE CARRIERS)                               326,691
    4,282   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                 186,657
    7,621   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
            MANUFACTURING & RELATED)+                                   125,116
    1,613   BUHRMANN NV (WHOLESALE TRADE-DURABLE GOODS)+                 19,483
      593   CORIO NV (REITS)                                             34,423
    2,464   DSM NV (CHEMICALS & ALLIED PRODUCTS)                         96,807
    3,874   EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY
            (TRANSPORTATION BY AIR)                                     137,351
    2,063   GETRONICS NV (BUSINESS SERVICES)                             25,240
    8,044   HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+            23,686
    3,859   HEINEKEN NV (EATING & DRINKING PLACES)<<                    123,879
      529   IHC CALAND NV (OIL & GAS EXTRACTION)                         44,123
   29,516   ING GROEP NV (FINANCIAL SERVICES)                           879,042
   33,207   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                 297,728
   20,934   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                      556,278
   24,516   KONINKLIJKE AHOLD NV (FOOD STORES)+                         185,332
    1,489   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
            EQUIPMENT)                                                   23,318
    2,059   QIAGEN NV (HEALTH SERVICES)+                                 26,602
      753   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                  28,906
   11,039   REED ELSEVIER NV (COMMUNICATIONS)                           152,308
      727   RODAMCO EUROPE NV (REITS)                                    62,822
    2,476   ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)+                  108,348
    6,028   TNT NV (TRANSPORTATION SERVICES)                            149,749
    9,003   UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                     640,019
    2,818   VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)         39,964
    3,925   VNU NV (COMMUNICATIONS)                                     123,356
      349   WERELDHAVE NV (REITS)                                        36,974
    4,362   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                  81,154

                                                                      5,194,060
                                                                   ------------

NEW ZEALAND - 0.21%
   18,500   AUCKLAND INTERNATIONAL AIRPORT LIMITED (CONSTRUCTION
            SPECIAL TRADE CONTRACTORS)                                   29,178
    8,370   CARTER HOLT HARVEY LIMITED (PAPER & ALLIED PRODUCTS)         14,591
    4,376   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY
            SERVICES)                                                    23,006
    4,714   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED (HOME
            FURNITURE, FURNISHINGS & EQUIPMENT STORES)                   11,511
    8,696   FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING,
            ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                           22,438
    7,167   FLETCHER BUILDING LIMITED (BUILDING MATERIALS,
            HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               39,265

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

SWITZERLAND (CONTINUED)
   11,294   ROCHE HOLDING AG (HEALTH SERVICES)                     $  1,568,623
       84   SCHINDLER HOLDING AG (BUILDING MATERIALS, HARDWARE,
            GARDEN SUPPLY & MOBILE HOME DEALERS)                         32,638
       80   SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)              52,590
       70   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA
            (BUSINESS SERVICES)                                          53,992
      104   SIG HOLDING AG (MACHINERY)                                   26,491
   10,109   STMICROELECTRONICS NV (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)          173,860
      123   STRAUMANN HOLDING AG (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     32,946
       57   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                          28,884
      532   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY STORES)         73,273
      989   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                 27,962
    5,196   SWISS REINSURANCE (INSURANCE CARRIERS)                      341,169
      337   SWISSCOM AG (COMMUNICATIONS)                                110,116
    1,719   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                  179,927
      764   SYNTHES INCORPORATED (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     89,351
   17,214   UBS AG (FINANCIAL SERVICES)                               1,462,701
       96   UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           12,703
       52   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)+               9,681
    2,326   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+          396,186

                                                                     10,778,122
                                                                   ------------

UNITED KINGDOM - 24.57%
    9,060   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)           125,289
   20,451   AEGIS GROUP PLC (COMMUNICATIONS)                             50,500
    4,678   AGGREKO PLC (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                  19,307
    4,238   ALLIANCE UNICHEM PLC (WHOLESALE TRADE NON-DURABLE
            GOODS)                                                       64,770
    5,500   AMEC PLC (BUILDING CONSTRUCTION-GENERAL CONTRACTORS
            & OPERATIVE BUILDERS)                                        35,311
   12,561   AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)            81,530
   22,379   ANGLO AMERICAN PLC (COAL MINING)                            667,075
   21,729   ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           45,032
    3,565   ARRIVA PLC (TRANSPORTATION BY AIR)                           36,942
    5,329   ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER
            TRANSPORTATION)                                              49,370
   26,202   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)             1,217,762
   36,974   AVIVA PLC (INSURANCE CARRIERS)                              405,960
   17,752   BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)            195,380
   52,599   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                     318,678
    6,908   BALFOUR BEATTY PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                            39,904
  103,850   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    1,049,563
    3,957   BARRATT DEVELOPMENTS PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                    52,729
    7,495   BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                          39,229
    2,048   BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                            31,625
    1,985   BERKELEY GROUP HOLDINGS PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)+                                                   30,425
   56,571   BG GROUP PLC (OIL & GAS EXTRACTION)                         536,814
   38,921   BHP BILLITON PLC (COAL MINING)                              628,821
    8,278   BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                 168,346
   11,857   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                127,257
    1,540   BOVIS HOMES GROUP PLC (BUILDING)+                            16,623
  339,807   BP PLC (OIL & GAS EXTRACTION)                             4,036,615
    7,813   BPB PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)            101,425

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

UNITED KINGDOM (CONTINUED)
   24,394   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+            $    160,702
   49,751   ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE
            CARRIERS)                                                    85,118
   51,034   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY
            INSTITUTIONS)                                             1,448,315
   65,601   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       2,165,807
   44,258   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)      1,528,467
   14,304   SABMILLER PLC (EATING & DRINKING PLACES)                    277,270
   19,901   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                          80,908
    1,965   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)           32,024
   12,703   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)          103,905
   14,035   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS &
            SANITARY SERVICES)                                          254,727
   30,499   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY
            SERVICES)                                                   307,432
    7,995   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                  36,170
    5,803   SEVERN TRENT PLC (WATER TRANSPORTATION)                     101,432
   29,371   SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)                53,099
    7,180   SLOUGH ESTATES PLC (REAL ESTATE)                             67,436
   15,555   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)            130,594
    8,192   SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                 138,566
    3,481   SSL INTERNATIONAL PLC (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     16,547
   14,419   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)               28,420
    8,163   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                    65,402
    9,972   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                            57,034
  123,459   TESCO PLC (FOOD & KINDRED PRODUCTS)                         673,955
   13,208   TOMKINS PLC (BUSINESS SERVICES)                              67,326
    1,903   TRAVIS PERKINS PLC (BUSINESS SERVICES)                       47,595
    4,993   TRINITY MIRROR PLC (COMMUNICATIONS)                          52,884
   44,167   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                      461,176
    4,637   UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                   45,272
   13,694   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY
            SERVICES)                                                   158,205
1,019,706   VODAFONE GROUP PLC (COMMUNICATIONS)                       2,652,860
    4,425   WHITBREAD PLC (EATING & DRINKING PLACES)                     74,114
    6,890   WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)           70,849
    9,624   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)            203,527
   18,917   WPP GROUP PLC (COMMUNICATIONS)                              192,520
   11,622   YELL GROUP PLC (COMMUNICATIONS)                              98,036

                                                                     39,655,327
                                                                   ------------

TOTAL COMMON STOCKS (COST $133,641,199)                             157,906,387
                                                                   ------------

RIGHTS - 0.00%
    3,066   EIRCOM GROUP PLC+                                             2,174

TOTAL RIGHTS (COST $0)                                                    2,174
                                                                   ------------

COLLATERAL FOR SECURITIES LENDING - 5.80%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.80%
9,359,939   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE               9,359,939
                                                                   ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,359,939)             9,359,939
                                                                   ------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

JAPAN (CONTINUED)
   42,800   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)           $    585,899
  118,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)<<                                          808,703
  101,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS,
            DEALERS, EXCHANGES & SERVICES)                            1,065,874
  183,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY
            INSTITUTIONS)                                             1,505,655
    9,000   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT
            OFFICES)                                                    701,639
  135,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED
            PRODUCTS)                                                 1,364,033
  265,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       1,157,858
  220,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  970,930
   19,000   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)                                   323,529
  105,400   TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)       4,828,048

                                                                     37,344,998
                                                                   ------------

NETHERLANDS - 3.54%
   29,600   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)              709,005
  171,156   AEGON NV (INSURANCE CARRIERS)                             2,540,444
   15,100   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                 658,226
   61,800   ING GROEP NV (FINANCIAL SERVICES)                         1,840,519

                                                                      5,748,194
                                                                   ------------

NORWAY - 1.01%
   50,000   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)               515,145
    8,300   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                      928,620
   10,420   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)              188,073

                                                                      1,631,838
                                                                   ------------

PORTUGAL - 0.36%
  211,400   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY
            INSTITUTIONS)                                               586,905
                                                                   ------------

SINGAPORE - 0.89%
  673,878   MOBILONE LIMITED (COMMUNICATIONS)                           788,558
  358,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)         651,659

                                                                      1,440,217
                                                                   ------------

SPAIN - 4.08%
   63,600   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
            INSTITUTIONS)                                               835,464
  106,300   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<           2,845,143
   90,600   REPSOL YPF SA (OIL & GAS EXTRACTION)<<                    2,935,612

                                                                      6,616,219
                                                                   ------------

SWEDEN - 2.45%
   25,900   FORENINGS SPARBANKEN AB (DEPOSITORY INSTITUTIONS)<<         626,278
  262,300   NORDEA AB (DEPOSITORY INSTITUTIONS)                       2,621,596
   39,300   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY
            INSTITUTIONS)                                               719,692

                                                                      3,967,566
                                                                   ------------

SWITZERLAND - 6.51%
    8,600   CONVERIUM HOLDING AG (INSURANCE CARRIERS)                    86,694
   31,900   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                             1,411,973

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

SWITZERLAND (CONTINUED)
    2,500   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+           $    861,786
    2,100   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)             614,403
   12,900   SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)+                                        871,925
    1,300   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                         658,762
    3,000   SWISSCOM AG (COMMUNICATIONS)                                980,263
   45,200   UBS AG (FINANCIAL SERVICES)                               3,840,717
    2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)+             372,330
    5,200   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY
            INSTITUTIONS)                                               855,587

                                                                     10,554,440
                                                                   ------------

UNITED KINGDOM - 24.38%
  106,800   ALFRED MCALPHINE GROUP PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                   723,352
   78,300   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)        1,187,702
  126,100   ARRIVA PLC (TRANSPORTATION BY AIR)                        1,306,683
   18,700   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)               869,100
  114,500   AVIVA PLC (INSURANCE CARRIERS)                            1,257,165
  323,400   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    3,268,451
   48,300   BARRATT DEVELOPMENTS PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                   643,619
   17,000   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                182,455
  164,400   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               989,514
  479,687   BT GROUP PLC (COMMUNICATIONS)                             1,880,386
  303,100   CABLE & WIRELESS PLC (COMMUNICATIONS)                       764,486
  186,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                      496,199
  529,200   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)        1,404,765
   78,400   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                    456,328
   78,300   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           591,089
  220,900   GKL PLC (TRANSPORTATION EQUIPMENT)                        1,148,410
   31,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)           796,080
  175,800   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,824,789
   44,800   HBOS PLC (DEPOSITORY INSTITUTIONS)                          674,418
  172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                 514,055
   72,000   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)         892,126
  350,000   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)            2,882,918
  237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                638,793
  676,500   OLD MUTUAL PLC (INSURANCE CARRIERS)                       1,655,572
  638,900   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                 1,566,373
   47,800   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       1,578,110
  112,577   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)      3,887,854
  231,200   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY
            SERVICES)                                                 2,330,513
   97,800   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                   783,576
  127,300   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           728,041
  139,200   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY
            SERVICES)                                                 1,608,155

                                                                     39,531,077
                                                                   ------------

TOTAL COMMON STOCKS (COST $118,897,246)                             156,814,269
                                                                   ------------

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about Wells Fargo Advantage Funds(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

Wells Fargo Advantage Funds
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds        RT53223 11-05
                                                               AAFLD/AR110 09-05

                                                          [LOGO]
                                                          WELLS
                                                          FARGO  ADVANTAGE FUNDS

                                                              SEPTEMBER 30, 2005

                                                                   Annual Report


WELLS FARGO ADVANTAGE BALANCED FUND

                                             WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders.....................................................    1
--------------------------------------------------------------------------------
Performance Highlights.....................................................    2
--------------------------------------------------------------------------------
Fund Expenses..............................................................    4
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Balanced Fund...........................................................    5
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities.....................................   13
   Statement of Operations.................................................   14
   Statements of Changes in Net Assets.....................................   15
   Financial Highlights....................................................   16
--------------------------------------------------------------------------------
Notes to Financial Statements..............................................   18
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   23
--------------------------------------------------------------------------------
Other Information (Unaudited) .............................................   24
--------------------------------------------------------------------------------
List of Abbreviations......................................................   29
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                       WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE BALANCED FUND annual report for the nine-month period ending September 30, 2005. Many of our shareholders received an annual report for this Fund less than 12 months ago. The reason for this is that a number of the funds involved in the merger of the WELLS FARGO FUNDS(R) and the Strong Funds in April of 2005 had different fiscal year-end dates. We are in the process of aligning the fiscal year-end dates of our funds in such a manner that, going forward, shareholder reports will be paced every six and twelve months. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund managers' strategic outlook, and facts and figures about the Fund's portfolio.

ECONOMIC SETBACK FROM HURRICANES
--------------------------------------------------------------------------------

      At the start of the reporting period, the economy was on track for broad-based growth, but lost steam midway through with rising interest rates and higher energy costs threatening economic expansion. Growth slowed to an estimated 3.3% rate during this quarter, down from the first quarter's 3.8% rate. The reporting period ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita. The damage they did to U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and threatens to further slow economic growth in the fourth quarter.

      Interest rates continued to push higher during the reporting period, with the Federal Reserve continuing its successive rate hikes through the second and third quarters of 2005, ending the period with the Federal funds target rate at 3.75%.

NO PATTERN FOR STOCKS AND BONDS
--------------------------------------------------------------------------------

      Falling oil prices and steady, long-term interest rates helped stocks end 2004 on an up note, contributing to a 9.2% gain to the S&P 500 Index in the fourth quarter. However, by the end of first quarter of 2005, the S&P 500 Index experienced its worst quarterly loss in two years. The weakness was fairly broad based, with only energy and utility stocks showing gains.

      Stocks continued to seesaw during the second quarter of 2005, leaving the S&P 500 Index with a moderate gain that failed to counter its first quarter's losses. Utilities, financial services, and health care stocks occupied top performance slots during that quarter. This modest rally extended through the third quarter, when stocks managed to move higher during the immediate aftermath of the two U.S. Gulf Coast hurricanes. Energy stocks dominated third quarter performance with double-digit returns.

      Bonds also finished 2004 on a high note, with corporate and mortgage-backed securities leading the way. As with stocks, by end of the first quarter of 2005, inflation worries and rising interest rates had a predictable effect on bond performance, leaving the benchmark Lehman Brothers Aggregate Bond Index*, which consists of investment-grade, taxable bonds, down. The corporate sector was hit hardest by a bond sell-off late in the first quarter.

      Bonds continued to lose momentum over the course of the second quarter of 2005 and trended lower during the July through September period. In the second quarter, investment-grade corporate securities and U.S. Treasury issues were the best performing sectors during the period. Higher quality and shorter duration asset-backed securities were the best performing sectors during the third quarter benefiting from an increased risk aversion and, in the case of the shorter-term asset-backed issues, relatively low price sensitivity to rising interest rates.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      With worries over storm-related disruptions to energy supplies, historically high fuel costs, and a continuing rise in interest rates, this year is shaping up to be markedly different from the financial market highs we experienced last year. But just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets.

      That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our sub-advisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results offers our investors the firm footing they need to navigate changing market conditions as they move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS(SM) -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.


Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

* The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an index.

WELLS FARGO ADVANTAGE BALANCED FUND                       PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE BALANCED FUND (the Fund) seeks a combination of capital appreciation and current income.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC      Wells Capital Management Incorporated

FUND MANAGERS                          INCEPTION DATE
   Gary J. Dunn, CFA                      12/30/1981
   W. Frank Koster
   David L. Roberts, CFA

HOW DID THE FUND PERFORM OVER THE NINE-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Investor Class shares returned 2.00%(1), for the nine-month period ending September 30, 2005, underperforming the S&P 500 Index(2) which returned 2.77%, and outperforming the Lehman Brothers Aggregate Bond Index(3) which returned 1.82%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Underperformance of the equities component of the Fund relative to its benchmark was due to stocks held in the industrials sector. The Fund's worst performer in this sector was Tyco, which we purchased in mid-2004 and sold in May of 2005. While Tyco posted a positive earnings surprise for the first quarter of 2005, the results were considered to be low quality in nature, due specifically to a lower tax rate, which is considered to be unsustainable. It also reported weaker-than-expected operating margins due to disappointing order trends in its electronics business along with higher-than-expected marketing costs in its fire and security business. We came to the conclusion that their business was deteriorating and Tyco was sold.

      Two other holdings that negatively affected the stock component of the Fund were General Electric, a relative underperformer despite delivering solid, albeit not spectacular, earnings, and Deere & Company, which we sold in February of 2005 in anticipation of a negative earnings surprise due to a decline in corn prices.

      Our best stock performers were holdings in the energy sector resulting from the rising price of oil and gas. Our best performing company was Chesapeake Energy, a natural gas company that is unhedged with respect to the price of gas and unaffected by the hurricanes that have ravaged the U.S. Gulf Coast.

      Outperformance in the bond component of the Fund was due to an environment, where short-term rates continued to rise and the yield curve flattened further. The fixed-income portion of the portfolio primarily benefited from its short duration positioning, yield curve management, and security selection within the corporate and mortgage sectors.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the period, the fixed-income portion maintained its bias towards a shorter duration and overweight exposure to mortgage-backed-securities (MBS).

      The Fund also reduced its weighting in consumer discretionary holdings, as it appeared that the earnings from this group could come under pressure as a result of higher oil and gas prices and its effect on consumer spending. One holding that was eliminated that we believed would be directly affected by a slowdown was Target. We also started seeing signs of a slowdown in the housing market, thus have reduced our weighting in homebuilders by eliminating Pulte Homes from the portfolio.

      As a result of the strong earnings dynamics that continue to be delivered, the Fund increased its weighting in the energy sector. One holding that was added to the portfolio in this sector that had a meaningful impact on performance was Sunoco, which is one of the largest petroleum refiners. Sunoco has been a prime beneficiary of the shortage of refiners, and due to its northeast location, was not affected by the string of hurricanes in the Gulf Coast.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the equity markets remain attractively valued and opportunities to add value exist. The biggest concerns facing the fixed-income markets over the next several months are the persistence of inflationary pressures and the actions of the Federal Reserve Board. In this environment, we expect to continue to manage the fixed-income portion with a modestly shorter-duration. The portfolio is expected to remain overweight MBS. As we continue to look to identify and capture relative value opportunities within the marketplace, the remaining assets will be diversified across sectors and issuers.

      The current earnings environment remains strong as evidenced by the S&P 500 Index, whose earnings experienced a 15% advance in the second quarter of 2005 compared to the previous year. It was also the tenth consecutive quarter of double-digit profit growth for the S&P 500 Index. In an environment in which corporate profits remain strong and companies that exceed their expectations are rewarded with higher share prices, we believe the Fund should benefit going forward.

      BALANCED FUNDS MAY INVEST IN STOCKS AND BONDS. STOCKS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. BOND FUND VALUES FLUCTUATE IN RESPONSE TO THE FINANCIAL CONDITION OF INDIVIDUAL ISSUERS, GENERAL MARKET AND ECONOMIC CONDITIONS, AND CHANGES IN INTEREST RATES. IN GENERAL, WHEN INTEREST RATES RISE, BOND FUND VALUES FALL AND INVESTORS MAY LOSE PRINCIPAL VALUE. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK AND HIGH YIELD BOND RISK. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE BALANCED FUND.

PERFORMANCE HIGHLIGHTS                       WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                             6-Month*   9-Month*   1-Year    5-Year   10-Year
                                             --------   --------   ------    ------   -------
Balanced Fund - Investor Class                  3.32      2.00       7.91    (1.66)     5.76
Benchmarks
  S&P 500 Index(2)                              5.02      2.77      12.25    (1.49)     9.49
  Lehman Brothers Aggregate Bond Index(3)       2.31      1.82       2.80     6.62      6.55

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.60
Average Coupon of Bond Portfolio                                           5.47%
Average Duration of Bond Portfolio                                   3.45 years
Average Credit Quality of Bond Portfolio                                    Aa2
Portfolio Turnover                                                           87%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

TEN LARGEST HOLDINGS(4),(5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

General Electric Company                                                   2.71%
U.S. Treasury Note, 3.63%, 06/15/2010                                      2.57%
Exxon Mobil Corporation                                                    2.46%
Microsoft Corporation                                                      2.01%
Procter & Gamble Company                                                   1.95%
Citigroup Incorporated                                                     1.72%
Bank of America Corporation                                                1.67%
U.S. Treasury Bond, 10.38%, 11/15/2012                                     1.66%
FNMA #73944                                                                1.52%
U.S. Treasury Bond, 8.50%, 02/15/2020                                      1.44%

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                       11%
Consumer Staples                                                              9%
Energy                                                                        9%
Financials                                                                   21%
Health Care                                                                  14%
Industrials                                                                  11%
Information Technology                                                       17%
Materials                                                                     3%
Telecommunications Services                                                   2%
Utilities                                                                     3%

GROWTH OF $10,000 INVESTMENT(6) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]

                     WELLS FARGO
                  ADVANTAGE BALANCED                      Lehman Brothers
                 FUND - Investor Class   S&P 500 Index    Aggregate Bond Index
                 ---------------------   -------------    --------------------
 9/30/1995              10,000              $10,000             $10,000
10/31/1995               9,975              $ 9,964             $10,130
11/30/1995              10,246              $10,401             $10,282
12/31/1995              10,413              $10,602             $10,426
 1/31/1996              10,403              $10,962             $10,495
 2/29/1996              10,455              $11,064             $10,312
 3/31/1996              10,504              $11,170             $10,240
 4/30/1996              10,770              $11,334             $10,183
 5/31/1996              10,829              $11,626             $10,162
 6/30/1996              10,709              $11,670             $10,298
 7/31/1996              10,333              $11,154             $10,326
 8/31/1996              10,602              $11,389             $10,309
 9/30/1996              10,935              $12,030             $10,488
10/31/1996              10,919              $12,362             $10,721
11/30/1996              11,407              $13,295             $10,904
12/31/1996              11,502              $13,032             $10,803
 1/31/1997              11,733              $13,846             $10,836
 2/28/1997              11,762              $13,954             $10,863
 3/31/1997              11,439              $13,382             $10,743
 4/30/1997              11,607              $14,180             $10,904
 5/31/1997              12,073              $15,042             $11,007
 6/30/1997              12,364              $15,716             $11,138
 7/31/1997              13,099              $16,965             $11,439
 8/31/1997              12,768              $16,015             $11,342
 9/30/1997              13,353              $16,891             $11,509
10/31/1997              13,031              $16,327             $11,676
11/30/1997              13,189              $17,083             $11,729
12/31/1997              13,418              $17,376             $11,848
 1/31/1998              13,479              $17,568             $11,999
 2/28/1998              14,156              $18,834             $11,990
 3/31/1998              14,707              $19,799             $12,031
 4/30/1998              14,802              $20,001             $12,093
 5/31/1998              14,700              $19,657             $12,208
 6/30/1998              15,300              $20,455             $12,312
 7/31/1998              15,430              $20,238             $12,338
 8/31/1998              13,542              $17,313             $12,539
 9/30/1998              14,045              $18,423             $12,832
10/31/1998              14,562              $19,921             $12,764
11/30/1998              15,375              $21,128             $12,837
12/31/1998              16,283              $22,345             $12,875
 1/31/1999              16,810              $23,279             $12,967
 2/28/1999              16,442              $22,555             $12,740
 3/31/1999              17,026              $23,457             $12,810
 4/30/1999              17,366              $24,365             $12,851
 5/31/1999              16,914              $23,790             $12,738
 6/30/1999              17,524              $25,111             $12,697
 7/31/1999              17,180              $24,327             $12,644
 8/31/1999              16,948              $24,206             $12,637
 9/30/1999              16,871              $23,543             $12,784
10/31/1999              17,657              $25,033             $12,831
11/30/1999              17,955              $25,541             $12,830
12/31/1999              18,807              $27,045             $12,768
 1/31/2000              18,145              $25,688             $12,726
 2/29/2000              18,660              $25,202             $12,880
 3/31/2000              19,582              $27,667             $13,050
 4/30/2000              19,010              $26,834             $13,013
 5/31/2000              18,506              $26,284             $13,006
 6/30/2000              18,850              $26,933             $13,277
 7/31/2000              18,634              $26,513             $13,397
 8/31/2000              19,433              $28,160             $13,592
 9/30/2000              19,041              $26,673             $13,677
10/31/2000              18,657              $26,561             $13,768
11/30/2000              17,376              $24,468             $13,993
12/31/2000              17,612              $24,588             $14,254
 1/31/2001              17,966              $25,461             $14,487
 2/28/2001              16,789              $23,141             $14,613
 3/31/2001              16,095              $21,676             $14,686
 4/30/2001              16,656              $23,358             $14,625
 5/31/2001              16,721              $23,515             $14,712
 6/30/2001              16,397              $22,944             $14,768
 7/31/2001              16,291              $22,719             $15,099
 8/31/2001              15,652              $21,299             $15,273
 9/30/2001              14,862              $19,580             $15,452
10/31/2001              15,060              $19,954             $15,774
11/30/2001              15,745              $21,484             $15,557
12/31/2001              15,669              $21,673             $15,457
 1/31/2002              15,503              $21,357             $15,582
 2/28/2002              15,328              $20,945             $15,734
 3/31/2002              15,548              $21,732             $15,472
 4/30/2002              15,071              $20,415             $15,773
 5/31/2002              14,953              $20,266             $15,907
 6/30/2002              14,313              $18,823             $16,043
 7/31/2002              13,748              $17,357             $16,238
 8/31/2002              13,799              $17,470             $16,512
 9/30/2002              13,106              $15,573             $16,779
10/31/2002              13,725              $16,941             $16,702
11/30/2002              14,157              $17,938             $16,697
12/31/2002              13,687              $16,885             $17,043
 1/31/2003              13,440              $16,444             $17,058
 2/28/2003              13,346              $16,197             $17,294
 3/31/2003              13,435              $16,353             $17,280
 4/30/2003              14,162              $17,700             $17,423
 5/31/2003              14,683              $18,631             $17,747
 6/30/2003              14,795              $18,870             $17,712
 7/31/2003              14,821              $19,202             $17,117
 8/31/2003              15,018              $19,576             $17,230
 9/30/2003              14,946              $19,369             $17,686
10/31/2003              15,487              $20,463             $17,521
11/30/2003              15,565              $20,643             $17,563
12/31/2003              16,063              $21,725             $17,742
 1/31/2004              16,227              $22,125             $17,884
 2/29/2004              16,400              $22,432             $18,078
 3/31/2004              16,294              $22,094             $18,213
 4/30/2004              15,930              $21,747             $17,740
 5/31/2004              16,086              $22,045             $17,669
 6/30/2004              16,303              $22,472             $17,770
 7/31/2004              15,939              $21,728             $17,946
 8/31/2004              16,043              $21,815             $18,288
 9/30/2004              16,225              $22,051             $18,338
10/31/2004              16,434              $22,388             $18,492
11/30/2004              16,930              $23,295             $18,344
12/31/2004              17,165              $24,087             $18,513
 1/31/2005              16,877              $23,499             $18,629
 2/28/2005              17,148              $23,993             $18,519
 3/31/2005              16,945              $23,568             $18,425
 4/30/2005              16,805              $23,120             $18,674
 5/31/2005              17,103              $23,856             $18,875
 6/30/2005              17,146              $23,889             $18,979
 7/31/2005              17,464              $24,778             $18,806
 8/31/2005              17,464              $24,552             $19,047
 9/30/2005              17,508              $24,751             $18,851

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Performance shown for the Investor Class shares of the WELLS FARGO ADVANTAGE BALANCED FUND for periods prior to April 11, 2005 reflects the performance of the Investor Class shares of the Strong Balanced Fund, its predecessor fund. Effective at the close of business on April 8, 2005, certain Strong Funds were reorganized into certain WELLS FARGO ADVANTAGE FUNDS.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) The Lehman Brothers Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Index and the Mortgage-Backed Securities Index and includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities. You cannot invest directly in an Index.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and sector distribution.

(5) The ten largest holdings are calculated based on the market value of the securities divided by total market value of the Fund.

(6) The chart compares the performance of the WELLS FARGO ADVANTAGE BALANCED FUND Investor Class shares for the most recent ten years with the S&P 500 Index and Lehman Brothers Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Investor Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE BALANCED FUND                                FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning          Ending
                                              Account           Account        Expenses      Net Annual
                                               Value             Value       Paid During      Expense
                                             04/01/2005        09/30/2005     Period(1)        Ratio
Balanced Fund
-------------------------------------------------------------------------------------------------------
Balanced Fund - Investor Class
Actual                                       $1,000.00          $1,033.20        $6.52          1.28%
Hypothetical (5% return before expenses)     $1,000.00          $1,018.65        $6.48          1.28%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

PORTFOLIO OF INVESTMENTS --                  WELLS FARGO ADVANTAGE BALANCED FUND
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
AGENCY NOTES - INTEREST BEARING - 0.32%
$   460,000  FHLB                                                                           4.13%   10/19/2007    $    457,613

TOTAL AGENCY NOTES - INTEREST BEARING (COST $459,853)                                                                  457,613
                                                                                                                  ------------

AGENCY SECURITIES - 6.06%

FEDERAL FARM CREDIT BANK - 0.68%
    974,000  FEDERAL FARM CREDIT BANK<<                                                     4.13    07/17/2009         962,081
                                                                                                                  ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.71%
      2,701  FHLMC #170151                                                                 10.50    01/01/2016           3,047
     12,358  FHLMC #254325                                                                 10.25    03/01/2015          13,307
    229,113  FHLMC #G11487                                                                  8.00    03/01/2016         244,608
    759,362  FHLMC #G18005                                                                  5.00    08/01/2019         757,642

                                                                                                                     1,018,604
                                                                                                                  ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.62%
    393,502  FNMA #725638                                                                   5.00    12/01/2018         392,738
  1,217,763  FNMA #735613                                                                   6.00    02/01/2035       1,238,865
  2,012,522  FNMA #73944                                                                    6.96    01/01/2007       2,045,420
    586,752  FNMA #821116                                                                   6.00    05/01/2035         596,690
    868,562  FNMA #828434                                                                   5.50    06/01/2020         881,497
  1,425,000  FNMA TBA%%                                                                     5.50    10/01/2035       1,424,109

                                                                                                                     6,579,319
                                                                                                                  ------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.05%
     76,838  GNMA #780434                                                                   7.50    12/15/2007          78,033
                                                                                                                  ------------

TOTAL AGENCY SECURITIES (COST $8,645,483)                                                                            8,638,037
                                                                                                                  ------------

ASSET-BACKED SECURITIES - 2.91%
  1,380,636  COMMUNITY PROGRAM LOAN TRUST SERIES 1987-A CLASS A4                            4.50    10/01/2018       1,367,004
    208,459  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-C CLASS A+/-                    4.01    05/15/2028         208,600
    536,438  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-                    4.06    02/15/2034         538,033
    347,593  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-                   4.07    12/15/2033         348,279
    907,024  FORD CREDIT AUTO OWNER TRUST SERIES 2005-A CLASS A2                            3.08    07/15/2007         903,949
    104,591  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS AF1+/-                  4.05    11/25/2034         104,599
    292,157  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                            4.31    12/25/2034         292,803
    384,546  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A2                                   2.79    06/15/2007         383,352

TOTAL ASSET-BACKED SECURITIES (COST $4,161,480)                                                                      4,146,619
                                                                                                                  ------------

COLLATERALIZED MORTGAGE OBLIGATIONS - 7.27%
     85,007  ASSET SECURITIZATION CORPORATION SERIES 1995-MD4 CLASS A1                      7.10    08/13/2029          86,979
    527,796  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-8 CLASS 2CB1                6.00    09/25/2034         534,604
    673,694  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-5 CLASS 3CB1                6.00    06/25/2035         682,527
    376,611  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4 CLASS AA+/-        4.16    12/25/2034         376,611
    829,136  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2004-30CB CLASS 3A1                  5.00    02/25/2020         823,686
  1,495,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
              2005-C1 CLASS A3                                                              4.81    02/15/2038       1,484,109
    340,731  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-              4.59    07/25/2043         352,091
    388,939  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-              4.65    10/25/2043         400,288
    434,501  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                     9.50    11/25/2031         465,392
     16,038  FNMA SERIES G92-61 CLASS FJ+/-                                                 3.86    10/25/2022          15,969
    710,000  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 1A3                                       4.75    12/25/2042         703,727

WELLS FARGO ADVANTAGE BALANCED FUND                  PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$ 1,185,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C1 CLASS A5+/-          4.77%   06/10/2048    $  1,164,474
  1,155,000  JP MORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
             SERIES 2005-LDP1 CLASS A4+/-                                                   5.04    03/15/2046       1,158,322
    416,004  JP MORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A+/-                            4.93    04/25/2035         413,907
    385,680  JP MORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                          5.16    06/25/2035         385,449
    586,422  JP MORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                           5.37    08/25/2035         587,531
    440,029  MSAT SERIES 2005-RR4A CLASS A1++                                               4.38    11/28/2035         434,866
    280,991  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AP2 CLASS A1+/-                3.95    05/25/2035         280,975

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $10,433,123)                                                        10,351,507
                                                                                                                  ------------

SHARES

COMMON STOCKS - 58.39%

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.02%
     38,300  HOME DEPOT INCORPORATED                                                                                 1,460,762
                                                                                                                  ------------

BUSINESS SERVICES - 2.53%
     21,000  AUTOMATIC DATA PROCESSING INCORPORATED                                                                    903,840
    105,000  MICROSOFT CORPORATION                                                                                   2,701,650
                                                                                                                     3,605,490
                                                                                                                  ------------

CHEMICALS & ALLIED PRODUCTS - 7.60%
     21,500  ABBOTT LABORATORIES                                                                                       911,600
     13,500  AIR PRODUCTS & CHEMICALS INCORPORATED                                                                     744,390
     10,600  AMGEN INCORPORATED+                                                                                       844,502
     15,000  COLGATE PALMOLIVE COMPANY                                                                                 791,850
     17,000  E.I. DU PONT DE NEMOURS & COMPANY                                                                         665,890
     19,000  ELI LILLY & COMPANY                                                                                     1,016,880
     60,000  PFIZER INCORPORATED                                                                                     1,498,200
     44,200  PROCTER & GAMBLE COMPANY<<                                                                              2,628,132
     18,500  ROHM & HAAS COMPANY                                                                                       760,905
     21,000  WYETH                                                                                                     971,670

                                                                                                                    10,834,019
                                                                                                                  ------------
COMMUNICATIONS - 1.44%
      8,800  ALLTEL CORPORATION                                                                                        572,968
     32,000  SBC COMMUNICATIONS INCORPORATED                                                                           767,040
     22,000  VERIZON COMMUNICATIONS INCORPORATED                                                                       719,180

                                                                                                                     2,059,188
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 6.37%
     53,500  BANK OF AMERICA CORPORATION                                                                             2,252,350
     51,000  CITIGROUP INCORPORATED                                                                                  2,321,520
     23,500  FIFTH THIRD BANCORP                                                                                       863,155
     56,416  JP MORGAN CHASE & COMPANY                                                                               1,914,195
     31,900  US BANCORP                                                                                                895,752
     17,500  WACHOVIA CORPORATION                                                                                      832,825

                                                                                                                     9,079,797
                                                                                                                  ------------
EATING & DRINKING PLACES - 0.66%
     28,000  MCDONALD'S CORPORATION                                                                                    937,720
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS --                  WELLS FARGO ADVANTAGE BALANCED FUND
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
ELECTRIC, GAS & SANITARY SERVICES - 1.88%
     12,000  DOMINION RESOURCES INCORPORATED                                                                      $  1,033,680
     19,000  DUKE ENERGY CORPORATION                                                                                   554,230
     20,300  EXELON CORPORATION                                                                                      1,084,832

                                                                                                                     2,672,742
                                                                                                                  ------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 8.03%
     68,000  CISCO SYSTEMS INCORPORATED+                                                                             1,219,240
     14,000  EMERSON ELECTRIC COMPANY                                                                                1,005,200
    108,400  GENERAL ELECTRIC COMPANY                                                                                3,649,828
     58,100  INTEL CORPORATION                                                                                       1,432,165
     51,000  MOTOROLA INCORPORATED                                                                                   1,126,590
    105,400  NOKIA OYJ ADR                                                                                           1,782,314
     36,000  TEXAS INSTRUMENTS INCORPORATED                                                                          1,220,400

                                                                                                                    11,435,737
                                                                                                                  ------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.65%
     18,400  QUEST DIAGNOSTICS INCORPORATED                                                                            929,936
                                                                                                                  ------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 1.26%
     22,000  FORTUNE BRANDS INCORPORATED                                                                             1,789,260
                                                                                                                  ------------

FOOD & KINDRED PRODUCTS - 1.58%
     12,000  COCA-COLA COMPANY                                                                                         518,280
     30,500  PEPSICO INCORPORATED                                                                                    1,729,655

                                                                                                                     2,247,935
                                                                                                                  ------------
GENERAL MERCHANDISE STORES - 1.81%
      9,812  FEDERATED DEPARTMENT STORES INCORPORATED                                                                  656,128
     25,100  TARGET CORPORATION                                                                                      1,303,443
     14,000  WAL-MART STORES INCORPORATED                                                                              613,480

                                                                                                                     2,573,051
                                                                                                                  ------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 2.98%
     11,000  3M COMPANY                                                                                                806,960
     16,100  DELL INCORPORATED+                                                                                        550,620
     50,000  HEWLETT-PACKARD COMPANY                                                                                 1,460,000
     17,900  INTERNATIONAL BUSINESS MACHINES CORPORATION                                                             1,435,938

                                                                                                                     4,253,518
                                                                                                                  ------------
INSURANCE CARRIERS - 4.80%
     16,100  ALLSTATE CORPORATION                                                                                      890,169
     26,000  AMERICAN INTERNATIONAL GROUP INCORPORATED                                                               1,610,960
     29,500  METLIFE INCORPORATED                                                                                    1,469,985
     38,000  ST. PAUL COMPANIES INCORPORATED                                                                         1,705,060
     20,800  UNITEDHEALTH GROUP INCORPORATED                                                                         1,168,960

                                                                                                                     6,845,134
                                                                                                                  ------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 1.61%
     26,500  BAXTER INTERNATIONAL INCORPORATED                                                                       1,056,555
     23,000  MEDTRONIC INCORPORATED                                                                                  1,233,260

                                                                                                                     2,289,815
                                                                                                                  ------------

WELLS FARGO ADVANTAGE BALANCED FUND                  PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

SHARES       SECURITY NAME                                                                                           VALUE
MISCELLANEOUS MANUFACTURING INDUSTRIES - 1.15%
     26,000  JOHNSON & JOHNSON                                                                                    $  1,645,280
                                                                                                                  ------------

MOTION PICTURES - 1.30%
     60,000  TIME WARNER INCORPORATED                                                                                1,086,600
     32,000  WALT DISNEY COMPANY                                                                                       772,160

                                                                                                                     1,858,760
                                                                                                                  ------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.61%
     12,600  UNITED PARCEL SERVICE INCORPORATED CLASS B                                                                871,038
                                                                                                                  ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.67%
     16,600  AMERICAN EXPRESS COMPANY                                                                                  953,504
                                                                                                                  ------------

OIL & GAS EXTRACTION - 1.37%
      8,900  ANADARKO PETROLEUM CORPORATION                                                                            852,175
     16,000  HALLIBURTON COMPANY                                                                                     1,096,320

                                                                                                                     1,948,495
                                                                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 4.14%
     18,500  CHEVRONTEXACO CORPORATION                                                                               1,197,505
     19,900  CONOCOPHILLIPS                                                                                          1,391,209
     52,100  EXXON MOBIL CORPORATION                                                                                 3,310,434

                                                                                                                     5,899,148
                                                                                                                  ------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.47%
     13,900  MCGRAW-HILL COMPANIES INCORPORATED                                                                        667,756
                                                                                                                  ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 1.45%
     10,000  GOLDMAN SACHS GROUP INCORPORATED                                                                        1,215,800
     15,700  MORGAN STANLEY                                                                                            846,858

                                                                                                                     2,062,658
                                                                                                                  ------------
TOBACCO PRODUCTS - 0.70%
     13,500  ALTRIA GROUP INCORPORATED                                                                                 995,085
                                                                                                                  ------------

TRANSPORTATION EQUIPMENT - 2.02%
      4,000  GENERAL DYNAMICS CORPORATION                                                                              478,200
     36,300  HONEYWELL INTERNATIONAL INCORPORATED                                                                    1,361,250
     20,100  UNITED TECHNOLOGIES CORPORATION                                                                         1,041,984

                                                                                                                     2,881,434
                                                                                                                  ------------
WHOLESALE TRADE NON-DURABLE GOODS - 0.29%
      5,000  NIKE INCORPORATED CLASS B                                                                                 408,400
                                                                                                                  ------------

TOTAL COMMON STOCKS (COST $74,792,319)                                                                              83,205,662
                                                                                                                  ------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE
CORPORATE BONDS & NOTES - 10.66%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.20%
$   295,000  KB HOME                                                                        5.75%   02/01/2014         279,505

BUSINESS SERVICES - 0.29%
    100,000  CENDANT CORPORATION                                                            6.25    03/15/2010         103,315
    300,000  NATIONAL RURAL UTILITIES SERIES MTNC                                           6.50    03/01/2007         307,718

                                                                                                                       411,033
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS --                  WELLS FARGO ADVANTAGE BALANCED FUND
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE      VALUE
COMMUNICATIONS - 1.11%
$   150,000  CITIZENS COMMUNICATIONS COMPANY                                                9.25%   05/15/2011    $    164,625
    250,000  COMCAST CORPORATION                                                            5.85    01/15/2010         258,421
    515,000  COX COMMUNICATIONS INCORPORATED                                                4.63    01/15/2010         503,542
     24,000  MOTOROLA INCORPORATED                                                          7.63    11/15/2010          27,162
    135,000  QWEST CORPORATION++                                                            7.63    06/15/2015         137,869
    200,000  SBC COMMUNICATIONS                                                             5.10    09/15/2014         198,183
    300,000  VERIZON GLOBAL FUNDING CORPORATION                                             4.38    06/01/2013         286,742

                                                                                                                     1,576,544
                                                                                                                  ------------
DEPOSITORY INSTITUTIONS - 1.11%
    300,000  JP MORGAN CHASE & COMPANY                                                      6.63    03/15/2012         325,908
    545,000  JP MORGAN CHASE & COMPANY<<                                                    5.13    09/15/2014         543,629
    250,000  M&T BANK CORPORATION+/-++                                                      3.85    04/01/2013         244,581
    450,000  PNC FUNDING CORPORATION                                                        6.13    02/15/2009         469,127

                                                                                                                     1,583,245
                                                                                                                  ------------
EATING & DRINKING PLACES - 0.21%
    255,000  YUM! BRANDS INCORPORATED                                                       8.88    04/15/2011         302,049
                                                                                                                  ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.94%
    190,000  CAROLINA POWER & LIGHT COMPANY                                                 6.50    07/15/2012         205,538
    150,000  FIRSTENERGY CORPORATION SERIES B                                               6.45    11/15/2011         159,715
    110,000  FLORIDA POWER & LIGHT COMPANY                                                  6.88    12/01/2005         110,509
    305,000  NISOURCE FINANCE CORPORATION                                                   7.63    11/15/2005         306,121
    175,000  PUBLIC SERVICE COMPANY OF COLORADO                                             7.88    10/01/2012         205,745
    365,000  SOUTHWESTERN ELECTRIC POWER                                                    4.90    07/01/2015         355,925

                                                                                                                     1,343,553
                                                                                                                  ------------
FOOD & KINDRED PRODUCTS - 0.22%
    305,000  KRAFT FOODS INCORPORATED                                                       5.25    10/01/2013         308,368
                                                                                                                  ------------

FOOD STORES - 0.22%
    100,000  KROGER COMPANY                                                                 6.75    04/15/2012         107,390
    200,000  SAFEWAY INCORPORATED                                                           4.80    07/16/2007         199,682

                                                                                                                       307,072
                                                                                                                  ------------
HOLDING & OTHER INVESTMENT OFFICES - 2.04%
    510,000  CITIGROUP GLOBAL MARKETS                                                       5.88    03/15/2006         513,625
    908,638  CORE INVESTMENT GRADE TRUST                                                    4.64    11/30/2007         903,513
    250,000  CREDIT SUISSE FIRST BOSTON USA INCORPORATED                                    6.50    01/15/2012         270,709
    275,000  GOLDMAN SACHS GROUP INCORPORATED                                               5.15    01/15/2014         275,367
    200,000  MERRILL LYNCH & COMPANY SERIES MTNB                                            4.00    11/15/2007         197,822
    500,000  MORGAN STANLEY<<                                                               5.80    04/01/2007         508,176
    250,000  PRINCIPAL LIFE GLOBAL SERIES MTN++                                             3.63    04/30/2008         243,540

                                                                                                                     2,912,752
                                                                                                                  ------------

WELLS FARGO ADVANTAGE BALANCED FUND                  PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.31%
$ 3,700,000  ALADDIN GAMING/CAPITAL CORPORATION SERIES B^^                                 13.50%   03/01/2010    $      9,250
    220,000  HARRAH'S OPERATING COMPANY INCORPORATED                                        5.50    07/01/2010         222,078
    220,000  HARRAHS OPERATING COMPANY INCORPORATED++                                       5.75    10/01/2017         215,341

                                                                                                                       446,669
                                                                                                                  ------------
INSURANCE CARRIERS - 0.12%
    170,000  METLIFE INCORPORATED                                                           5.00    06/15/2015         167,807
                                                                                                                  ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.72%
    195,000  AMERICAN GENERAL FINANCE CORPORATION                                           4.88    05/15/2010         194,586
    210,000  CAPITAL ONE BANK                                                               6.50    06/13/2013         225,273
    250,000  FORD MOTOR CREDIT COMPANY<<                                                    6.50    01/25/2007         250,291
    515,000  FORD MOTOR CREDIT COMPANY<<                                                    5.70    01/15/2010         467,831
    530,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                               2.75    09/25/2006         521,238
    250,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                               6.50    12/10/2007         259,821
    370,000  GENERAL MOTORS ACCEPTANCE CORPORATION                                          6.88    09/15/2011         336,557
    190,000  HSBC FINANCE CORPORATION                                                       4.75    04/15/2010         189,272

                                                                                                                     2,444,869
                                                                                                                  ------------
OIL & GAS EXTRACTION - 0.27%
    200,000  DEVON FINANCING CORPORATION                                                    6.88    09/30/2011         219,844
    150,000  PEMEX PROJECT FUNDING MASTER TRUST                                             7.38    12/15/2014         166,500

                                                                                                                       386,344
                                                                                                                  ------------
PETROLEUM REFINING & RELATED INDUSTRIES - 0.13%
    175,000  VALERO ENERGY CORPORATION                                                      6.88    04/15/2012         192,159
                                                                                                                  ------------

PIPELINES, EXCEPT NATURAL GAS - 0.19%
    100,000  CENTERPOINT ENERGY RESOURCES CORPORATION SERIES B                              7.88    04/01/2013         115,359
    150,000  PLAINS ALL AMERICAN PIPELINE LIMITED PARTNERSHIP                               5.63    12/15/2013         152,099

                                                                                                                       267,458
                                                                                                                  ------------
RAILROAD TRANSPORTATION - 0.40%
    250,000  NORFOLK SOUTHERN CORPORATION                                                   6.00    04/30/2008         256,549
    305,000  UNION PACIFIC CORPORATION                                                      5.75    10/15/2007         310,948

                                                                                                                       567,497
                                                                                                                  ------------
REAL ESTATE - 0.55%
    350,000  EOP OPERATING LIMITED PARTNERSHIP                                              6.75    02/15/2012         378,535
    400,000  HIGHWOODS REALTY LIMITED PARTNERSHIP                                           7.00    12/01/2006         408,013

                                                                                                                       786,548
                                                                                                                  ------------
TRANSPORTATION EQUIPMENT - 0.36%
    100,000  DAIMLERCHRYSLER NORTH AMERICA HOLDING<<                                        4.05    06/04/2008          97,655
    200,000  DAIMLERCHRYSLER NORTH AMERICA HOLDING                                          7.75    01/18/2011         221,514
    200,000  TEXAS EASTERN TRANSMISSION LIMITED PARTNERSHIP                                 5.25    07/15/2007         201,637

                                                                                                                       520,806
                                                                                                                  ------------

PORTFOLIO OF INVESTMENTS --                  WELLS FARGO ADVANTAGE BALANCED FUND
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
TRANSPORTATION SERVICES - 0.27%
$   245,000  FEDEX CORPORATION                                                              2.65%   04/01/2007    $    238,097
    150,000  TRAVELERS PROPERTY CASUALTY CORPORATION                                        5.00    03/15/2013         146,961

                                                                                                                       385,058
                                                                                                                  ------------
TOTAL CORPORATE BONDS & NOTES (COST $16,168,439)                                                                    15,189,336
                                                                                                                  ------------

FOREIGN CORPORATE BOND(@) - 1.44%
    250,000  AMERICA MOVIL SA DE CV                                                         5.50    03/01/2014         247,175
    285,000  ENCANA CORPORATION                                                             4.60    08/15/2009         283,453
    350,000  FRANCE TELECOM                                                                 8.00    03/01/2011         397,414
    200,000  HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                      6.25    01/24/2014         211,399
    310,000  KFW                                                                            3.50    03/14/2008         303,435
    200,000  NORMANDY FINANCE LIMITED++                                                     7.63    07/15/2008         214,113
    280,000  TELECOM ITALIA CAPITAL SA++                                                    4.95    09/30/2014         270,965
    120,000  TYCO INTERNATIONAL GROUP SA                                                    6.00    11/15/2013         126,767

TOTAL FOREIGN CORPORATE BOND (COST $2,025,815)                                                                       2,054,721
                                                                                                                  ------------

FOREIGN GOVERNMENT BONDS(@) - 0.87%
    500,000  EUROPEAN INVESTMENT BANK                                                       4.63    03/01/2007         502,101
    265,000  GRUPO TELEVISA SA                                                              6.63    03/18/2025         265,997
    300,000  REPUBLIC OF ITALY                                                              3.63    09/14/2007         295,739
    160,000  UNITED MEXICAN STATES                                                          7.50    01/14/2012         179,520

TOTAL FOREIGN GOVERNMENT BONDS (COST $1,248,500)                                                                     1,243,357
                                                                                                                  ------------

US TREASURY SECURITIES - 6.60%

US TREASURY BILLS - 0.01%
     10,000  US TREASURY BILL^                                                              3.42    11/25/2005           9,952
                                                                                                                  ------------

US TREASURY BONDS - 3.77%
  1,985,000  US TREASURY BOND<<                                                            10.38    11/15/2012       2,231,730
  1,109,000  US TREASURY BOND<<                                                             4.13    05/15/2015       1,089,895
  1,375,000  US TREASURY BOND<<                                                             8.50    02/15/2020       1,941,596
     95,000  US TREASURY BOND<<                                                             5.38    02/15/2031         106,430

                                                                                                                     5,369,651
                                                                                                                  ------------
US TREASURY NOTES - 2.82%
  3,558,000  US TREASURY NOTE<<                                                             3.63    06/15/2010       3,467,940
    225,000  US TREASURY NOTE<<                                                             4.13    08/15/2010         223,989
    335,000  US TREASURY NOTE<<                                                             3.88    09/15/2010         330,263

                                                                                                                     4,022,192
                                                                                                                  ------------

TOTAL US TREASURY SECURITIES (COST $9,571,956)                                                                       9,401,795
                                                                                                                  ------------

COLLATERAL FOR SECURITIES LENDING - 8.85%

SHARES

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.26%
    371,549  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                           371,549
                                                                                                                  ------------

WELLS FARGO ADVANTAGE BALANCED FUND                  PORTFOLIO OF INVESTMENTS --
                                                              SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE   MATURITY DATE     VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 8.59%
$12,240,000  MORGAN STANLEY REPURCHASE AGREEMENT, (MATURITY VALUE $12,243,876)              3.80%   10/03/2005    $ 12,240,000
                                                                                                                  ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $12,611,549)                                                          12,611,549
                                                                                                                  ------------

SHARES

SHORT-TERM INVESTMENTS - 4.21%

MUTUAL FUND - 4.21%
  5,994,708  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                             5,994,708
                                                                                                                  ------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,994,708)                                                                       5,994,708
                                                                                                                  ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $146,113,225)*                        107.58%                                                               $153,294,904
OTHER ASSETS AND LIABILITIES, NET            (7.58)                                                                (10,804,243)
                                            ------                                                                ------------
TOTAL NET ASSETS                            100.00%                                                               $142,490,661
                                                                                                                  ============

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

%%    SECURITIES ISSUED ON A WHEN-ISSUED (TBA) BASIS. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

++ SECURITIES THAT MAY BE RESOLD TO "QUALIFIED INSTITUTIONAL BUYERS" UNDER RULE 144A OR SECURITIES OFFERED PURSUANT TO SECTION 4 (2) OF THE SECURITIES ACT OF 1933, AS AMENDED.

+     NON-INCOME EARNING SECURITIES.

^^ THIS SECURITY IS CURRENTLY IN DEFAULT WITH REGARDS TO SCHEDULED INTEREST OR PRINCIPAL PAYMENTS.

@ FOREIGN BOND PRINCIPAL IS DENOMINATED IN US DOLLARS EXCEPT AS INDICATED PARENTHETICALLY.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,994,708.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $146,791,424 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                   $ 10,844,263
        GROSS UNREALIZED DEPRECIATION                     (4,340,783)
                                                        ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)      $  6,503,480

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES --      WELLS FARGO ADVANTAGE BALANCED FUND
SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                   BALANCED FUND
--------------------------------------------------------------------------------

ASSETS
INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE...........................................................    $ 134,688,647
  COLLATERAL FOR SECURITIES LOANED (NOTE 2)................................................       12,611,549
  Investments in affiliates................................................................        5,994,708
                                                                                               -------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW)........................................      153,294,904
                                                                                               -------------
  RECEIVABLE FOR FUND SHARES ISSUED........................................................           13,307
  RECEIVABLE FOR INVESTMENTS SOLD..........................................................        4,631,622
  RECEIVABLES FOR DIVIDENDS AND INTEREST...................................................          624,338
                                                                                               -------------
TOTAL ASSETS...............................................................................      158,564,171
                                                                                               -------------

LIABILITIES
  PAYABLE FOR DAILY VARIATION MARGIN ON FUTURES CONTRACTS..................................            1,641
  PAYABLE FOR FUND SHARES REDEEMED.........................................................          125,886
  PAYABLE FOR INVESTMENTS PURCHASED........................................................        3,150,676
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3)....................................           94,362
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT..................................           32,731
  PAYABLE FOR SECURITIES LOANED (NOTE 2)...................................................       12,611,549
  ACCRUED EXPENSES AND OTHER LIABILITIES...................................................           56,665
                                                                                               -------------
TOTAL LIABILITIES..........................................................................       16,073,510
                                                                                               -------------
TOTAL NET ASSETS...........................................................................    $ 142,490,661
                                                                                               =============

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL..........................................................................    $ 144,122,951
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)...............................................           38,013
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS....................................       (8,848,875)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND
   TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES.................        7,181,679
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF FUTURES....................................           (3,107)
                                                                                               -------------
TOTAL NET ASSETS...........................................................................    $ 142,490,661
                                                                                               -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------------------
  NET ASSETS - INVESTOR CLASS..............................................................    $ 142,490,661
  SHARES OUTSTANDING - INVESTOR CLASS......................................................        7,202,692
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS............................    $       19.78
                                                                                               -------------
INVESTMENTS AT COST........................................................................    $ 146,113,225
                                                                                               =============
SECURITIES ON LOAN, AT MARKET VALUE........................................................    $  12,516,111
                                                                                               =============

(1)   THE FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE BALANCED FUND                  STATEMENTS OF OPERATIONS --
                                         FOR THE PERIOD ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                                     BALANCED FUND
                                                                                          ------------------------------------
                                                                                                     FOR THE           FOR THE
                                                                                                PERIOD ENDED        YEAR ENDED
                                                                                          SEPTEMBER 30, 2005 DECEMBER 31, 2004
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1).........................................................................       $   1,334,151       $ 1,879,929
   INTEREST.............................................................................           1,780,334         2,316,525
   INCOME FROM AFFILIATED SECURITIES....................................................              37,722                 0
   SECURITIES LENDING INCOME, NET.......................................................               9,836                 0
                                                                                               -------------       -----------
TOTAL INVESTMENT INCOME.................................................................           3,162,043         4,196,454
                                                                                               -------------       -----------

EXPENSES
   ADVISORY FEES........................................................................             681,562           929,149
   ADMINISTRATION FEES..................................................................             603,540         1,027,866
   CUSTODY FEES.........................................................................              13,721            31,545
   SHAREHOLDER SERVICING FEES...........................................................             173,313                 0
   ACCOUNTING FEES......................................................................              14,019                 0
   PROFESSIONAL FEES....................................................................              20,480            43,867
   REGISTRATION FEES....................................................................              16,957            27,158
   SHAREHOLDER REPORTS..................................................................              37,125            93,878
   TRUSTEES' FEES.......................................................................               9,376            10,558
   OTHER FEES AND EXPENSES..............................................................              31,933            23,086
                                                                                               -------------       -----------
TOTAL EXPENSES..........................................................................           1,602,026         2,187,107
                                                                                               -------------       -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3).........................................            (187,934)          (76,155)
   NET EXPENSES.........................................................................           1,414,092         2,110,952
                                                                                               -------------       -----------
NET INVESTMENT INCOME (LOSS)............................................................           1,747,951         2,085,502
                                                                                               -------------       -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION......................           9,939,339        13,196,532
   FUTURES TRANSACTIONS.................................................................               5,849           (24,675)
                                                                                               -------------       -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS...............................................           9,945,188        13,171,857
                                                                                               -------------       -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION......................          (8,855,540)       (4,484,714)
   FUTURES TRANSACTIONS.................................................................              (8,320)            1,678
                                                                                               -------------       -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS.....................          (8,863,860)       (4,483,036)
                                                                                               -------------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS..................................           1,081,328         8,688,821
                                                                                               -------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.........................       $   2,829,279       $10,774,323
                                                                                               =============       ===========

  (1) NET OF FOREIGN WITHHOLDING TAXES OF...............................................       $      18,011       $     3,533

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS          WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

                                                                                               BALANCED FUND
                                                                         ---------------------------------------------------------
                                                                                     FOR THE            FOR THE            FOR THE
                                                                                PERIOD ENDED         YEAR ENDED         YEAR ENDED
                                                                          SEPTEMBER 30, 2005  DECEMBER 31, 2004  DECEMBER 31, 2003
----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETs...................................................      $154,974,006      $ 208,955,025       $218,014,521

OPERATIONS:
   NET INVESTMENT INCOME (LOSS)...........................................         1,747,951          2,085,502          2,364,199
   NET REALIZED GAIN (LOSS) ON INVESTMENTS................................         9,945,188         13,171,857         17,341,016
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS....        (8,863,860)        (4,483,036)        15,228,428
                                                                                ------------      -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...........         2,829,279         10,774,323         34,933,643
                                                                                ------------      -------------       ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME..................................................        (1,748,839)        (2,151,090)        (2,604,962)
                                                                                ------------      -------------       ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.......................................        (1,748,839)        (2,151,090)        (2,604,962)
                                                                                ------------      -------------       ------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - INVESTOR CLASS.............................         6,174,165         26,599,270         38,171,225
   REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS.........................         1,685,000          2,073,183          2,514,411
   COST OF SHARES REDEEMED - INVESTOR CLASS...............................       (21,422,950)       (91,276,705)       (82,073,813)
                                                                                ------------      -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - INVESTOR CLASS..........................................       (13,563,785)       (62,604,252)       (41,388,177)
                                                                                ------------      -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE
   TRANSACTIONS - TOTAL...................................................       (13,563,785)       (62,604,252)       (41,388,177)
                                                                                ------------      -------------       ------------
NET INCREASE (DECREASE) IN NET ASSETS.....................................       (12,483,345)       (53,981,019)        (9,059,496)
                                                                                ------------      -------------       ------------
ENDING NET ASSETS.........................................................      $142,490,661      $ 154,974,006       $208,955,025
                                                                                ============      =============       ============
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - INVESTOR CLASS...........................................           315,558          1,407,580          2,259,674
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INVESTOR CLASS........            86,465            108,957            144,599
   SHARES REDEEMED - INVESTOR CLASS.......................................        (1,095,863)        (4,840,528)        (4,758,107)
                                                                                ------------      -------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS............          (693,840)        (3,323,991)        (2,353,834)
                                                                                ------------      -------------       ------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS.....................................................          (693,840)        (3,323,991)        (2,353,834)
                                                                                ------------      -------------       ------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS)..............       $    38,013      $           0       $          0
                                                                                ============      =============       ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE BALANCED FUND                         FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                               NET REALIZED
                                                      BEGINNING         NET             AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                      NET ASSET  INVESTMENT      UNREALIZED       FROM NET       FROM NET
                                                      VALUE PER      INCOME   GAIN (LOSS)ON     INVESTMENT       REALIZED
                                                          SHARE      (LOSS)     INVESTMENTS         INCOME          GAINS
-------------------------------------------------------------------------------------------------------------------------

BALANCED FUND
-------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(4)............  $   19.63        0.24            0.15          (0.24)          0.00
JANUARY 1, 2004 TO DECEMBER 31, 2004................  $   18.62        0.25            1.02          (0.26)          0.00
JANUARY 1, 2003 TO DECEMBER 31, 2003................  $   16.06        0.19            2.58          (0.21)          0.00
JANUARY 1, 2002 TO DECEMBER 31, 2002................  $   18.84        0.40           (2.77)         (0.41)          0.00
JANUARY 1, 2001 TO DECEMBER 31, 2001................  $   21.83        0.58           (2.99)         (0.58)          0.00
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(3)............  $   24.77        0.12           (1.53)         (0.20)         (1.33)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000................  $   24.92        0.82            0.61          (0.83)         (0.75)

(1) DURING EACH PERIOD, VARIOUS FEES AND EXPENSES WERE WAIVED AND REIMBURSED AS INDICATED. THE RATIO OF GROSS EXPENSES TO AVERAGE NET ASSETS REFLECTS THE EXPENSE RATIOIN THE ABSENCE OF ANY WAIVERS AND REIMBURSEMENTS (NOTE
      3).

(2) TOTAL RETURN CALCULATIONS DO NOT INCLUDE ANY SALES CHARGES, AND WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR REIMBURSED DURING THE PERIODS SHOWN. RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

(3) THE FUND CHANGED ITS FISCAL YEAR-END FROM OCTOBER 31, 2000 TO DECEMBER 31, 2000.

(4) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31, 2004 TO SEPTEMBER 30, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                         WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

                                                                     ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                                  NET ASSET  -------------------------------------------------
                                                      RETURN OF   VALUE PER  NET INVESTMENT      GROSS   EXPENSES          NET
                                                        CAPITAL       SHARE   INCOME (LOSS)   EXPENSES     WAIVED     EXPENSES
------------------------------------------------------------------------------------------------------------------------------

BALANCED FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(4)............       0.00     $ 19.78            1.58%      1.45%     (0.17)%       1.28%
JANUARY 1, 2004 TO DECEMBER 31, 2004................       0.00     $ 19.63            1.25%      1.31%     (0.04)%       1.27%
JANUARY 1, 2003 TO DECEMBER 31, 2003................       0.00     $ 18.62            1.09%      1.31%     (0.05)%       1.26%
JANUARY 1, 2002 TO DECEMBER 31, 2002................       0.00     $ 16.06            2.31%      1.30%     (0.01)%       1.29%
JANUARY 1, 2001 TO DECEMBER 31, 2001................       0.00     $ 18.84            2.88%      1.19%      0.00%        1.19%
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(3)............       0.00     $ 21.83            3.31%      1.07%      0.00%        1.07%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000................       0.00     $ 24.77            3.21%      1.06%      0.00%        1.06%


                                                                  PORTFOLIO    NET ASSETS AT
                                                         TOTAL     TURNOVER    END OF PERIOD
                                                      RETURN(2)        RATE  (000'S OMITTED)
--------------------------------------------------------------------------------------------

BALANCED FUND
--------------------------------------------------------------------------------------------
INVESTOR CLASS
JANUARY 1, 2005 TO SEPTEMBER 30, 2005(4)............       2.00%        87%       $  142,491
JANUARY 1, 2004 TO DECEMBER 31, 2004................       6.86%       148%       $  154,974
JANUARY 1, 2003 TO DECEMBER 31, 2003................      17.36%       205%       $  208,955
JANUARY 1, 2002 TO DECEMBER 31, 2002................     (12.65)%      226%       $  218,015
JANUARY 1, 2001 TO DECEMBER 31, 2001................     (11.03)%      234%       $  300,022
NOVEMBER 1, 2000 TO DECEMBER 31, 2000(3)............      (5.60)%       45%       $  346,693
NOVEMBER 1, 1999 TO OCTOBER 31, 2000................       5.66%       151%       $  371,535

WELLS FARGO ADVANTAGE BALANCED FUND                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Balanced Fund. The Fund is a diversified series of the Trust.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Fund"), by share class, acquired substantially all of the net assets of the following Target Funds ("Target Fund"), by share class, through a tax-free exchange under section 368 of the Internal Revenue Code.

Acquiring Fund                                                         Target Fund
WELLS FARGO ADVANTAGE BALANCED FUND INVESTOR CLASS    Strong Balanced Fund Investor Class

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities, which are traded on a national or foreign securities exchange, are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Prior to April 1, 2005, the predecessor Strong Funds' valuations were based on the mean of the bid and asked prices.

      Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

NOTES TO FINANCIAL STATEMENTS                WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

      At September 30, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                             Undistributed Net        Undistributed Net
      Fund                   Investment Income       Realized Gain (Loss)       Paid-In Capital
      BALANCED FUND                $38,901                 $(38,901)                   $ 0

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2005.

      At September 30, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                        Capital Loss
      Fund                        Year Expires         Carryforwards
      BALANCED FUND                   2010              $8,169,457

FUTURES CONTRACTS

      The Fund may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2005, the Fund held the following future contract:

                                                                                                         Net Unrealized
                                                                                         Notional         Appreciation
     Fund                        Contracts             Type          Expiration Date      Amount         (Depreciation)
     BALANCED FUND                5 Long          US 10 Year Note     December 2005       $549,609         ($3,107)

SECURITY LOANS

      The Fund may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Effective October 1, 2005, Wells Fargo, N.A. will be receiving 30% of the revenues earned on securities lending activities. The value of the securities on loan and the value of the related collateral at September 30, 2005 are shown on the Statement of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

      Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

WELLS FARGO ADVANTAGE BALANCED FUND                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:


                                                                                                                Sub-Advisory
                                                       Advisory Fee*                                             Fees (% of
                            Average Daily              (% of Average                      Average Daily         Average Daily
     Fund                    Net Assets              Daily Net Assets)     Sub-Adviser      Net Assets           Net Assets)
     BALANCED FUND            $0 - $ 499 million           0.650          Wells Capital  $0 - $1 Billion           0.25
                    $500 million - $ 999 million           0.600           Management       > $1 Billion           0.20
                      $1 billion - $2.99 billion           0.550          Incorporated
                      $3 billion - $4.99 billion           0.525
                                  >$4.99 billion           0.500

      * Effective April 11, 2005. From January 1, 2005 through April 10, 2005, Funds Management served as interim investment adviser to the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                                                              Advisory Fees
                                                                                                              (% of Average
      Fund                                              Average Daily Net Assets                            Daily Net Assets)
      BALANCED FUND                                       $0 - $35 million                                         0.60
                                                              >$35 million                                         0.55

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                                                             Advisory Fees**
                                                                                                              (% of Average
      Fund                                         Average Daily Net Assets                                 Daily Net Assets)
      BALANCED FUND                                      $0 - $4.99 billion                                        0.50
                                                 $5 billion - $9.99 billion                                        0.49
                                                            > $9.99 billion                                        0.48

      ** Effective April 11, 2005. Prior to April 11, 2005, Strong Investor Services, Inc. ("SISI") served as administrator to each of the predecessor Strong Funds and was entitled to receive an annual fee at the following rates:

                                                                                                               Admin Fees
                                                                                                           (% of Average Daily
      Fund                                                                                                     Net Assets)
      BALANCED FUND                                                                                               0.30

      The Trust has entered into an agreement with Boston Financial Data Services, Inc. ("BFDS"). BFDS served as the transfer agent to the predecessor Strong Funds effective March 14, 2005. Prior to March 14, 2005, SISI served as transfer agent to each of the predecessor Strong Funds.

      For financial statement presentation, transfer agent fees for the period from or January 1, 2005 though April 10, 2005, as shown below, have been combined with administration fees.

                                                                                                          Transfer Agent Fees
                                                                                                                and Other
      Fund                                                                                                  Related Expenses
      BALANCED FUND                                                                                             $133,556

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                                                               % of Average
      Fund                                                                                                   Daily Net Assets
      BALANCED FUND                                                                                                0.02

NOTES TO FINANCIAL STATEMENTS                WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

      Prior to March 21, 2005, State Street served as custodian for the Strong Balanced Fund. State Street was entitled to receive certain fees, primarily based on transactions of the fund.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                                                               % of Average
      Share Class                                                                                             Daily Net Assets
      Investor Class                                                                                               0.25


      For the period April 11, 2005 through September 30, 2005, shareholder servicing fees paid were as follows:

      Fund                                                                                                     Investor Class
      BALANCED FUND                                                                                              $173,313

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

      Prior to March 21, 2005, State Street served as fund accountant for each of the predecessor Strong Funds. Fund accounting fees were paid by the Funds' administrator and not by the Funds.

WAIVED FEES AND REIMBURSED EXPENSES

      Effective April 11, 2005, Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios in effect from April 11, 2005 through September 30, 2005, were as follows:

                                                                                                                Net Operating
      Fund                                                                                                      Expense Ratio
      BALANCED FUND                                                                                                  1.25%

      Prior to April 11, 2005, the Strong Funds' adviser and/or administrator could voluntarily waive or absorb certain expenses at their discretion. Pursuant to the direction of the Strong Funds Board of Directors and certain regulatory settlements, Strong Capital Management, Inc. ("SCM") had contractually agreed to waive fees and/or absorb expenses in the amount of 0.033% for Strong Balanced Fund from May 21, 2004 to May 21, 2005. However, effective April 11, 2005, the Fund is subject to a different expense structure. SISI also allocated to each fund certain charges or credits resulting from transfer agency banking activities based on each Class' level of subscription and redemption activity. Transfer Agency Banking Credits allocated by SISI, if any, served to reduce the transfer agency expenses incurred by the Funds. From January 1, 2005 through April 10, 2005, the expense offsets that are included in the waived fees and reimbursed expenses amount on the Statement of Operations are as follows:

                                                                                                                Waived Fees
                                                                                                               and Reimbursed
      Fund                                                                                                        Expenses
      BALANCED FUND                                                                                                $16,319

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities and U.S. government obligations (securities with maturities of one year or less at purchase date) for the period ended September 30, 2005, were as follows:

      Fund                                                  Purchases at Cost                                Sales Proceeds
      Balanced Fund                                           $125,919,914                                    $137,366,467

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line.

      Prior to April 11, 2005, the predecessor Strong Funds had established a line of credit agreement ("LOC") with certain financial institutions to be used for temporary or emergency purposes. Combined borrowings among all participating Strong Funds were subject to a $200 million cap on the total LOC. For an individual fund, borrowings under the LOC were limited to either the lesser of 15% of the market value of the fund's total assets or any explicit borrowing limits in the fund's registration statement. The principal amount of each borrowing under the LOC was due not more than 45 days after the date of the borrowing. Borrowings under the LOC accrued interest based on prevailing market rates as defined in the LOC. A commitment

WELLS FARGO ADVANTAGE BALANCED FUND                NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

fee of 0.09% per annum was incurred on the unused portion of the LOC and was allocated to all participating Strong Funds based on their net asset values. For the period ended September 30, 2005, there were no borrowings by the Balanced Fund under either agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the period ended September 30, 2005, and the year ended December 31, 2004, was as follows:

                            Ordinary       Long-Term       Dividends Paid
                             Income       Capital Gain     on Redemptions         Total
      Fund                    2005            2005              2005              2005
      BALANCED FUND       $ 1,748,839         $ 0               $ 0            $ 1,748,839

                            Ordinary       Long-Term       Dividends Paid
                             Income       Capital Gain     on Redemptions         Total
      Fund                    2004            2004              2004              2004
      BALANCED FUND        $2,151,090         $ 0               $ 0            $ 2,151,090

      As of September 30, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable primarily to the tax deferral of losses on wash sales.

                        Undistributed    Undistributed    Undistributed      Unrealized
                         Tax-Exempt        Ordinary         Long-Term       Appreciation      Capital Loss
      Fund                 Income           Income        Capital Gain     (Depreciation)     Carryforward       Total
      BALANCED FUND          $ 0            $38,013            $ 0           $6,503,480       $(8,169,457)    $(1,627,964)

REPORT OF INDEPENDENT REGISTERED             WELLS FARGO ADVANTAGE BALANCED FUND
PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Balanced Fund, (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2005, and the related statement of operations, statements of changes in net assets and the financial highlights for the period ended September 30, 2005 and the year ended December 31, 2004. The financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets and the financial highlights for the years or periods ended December 31, 2003 and prior, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated February 3, 2004.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Balanced Fund of the Wells Fargo Funds Trust as of September 30, 2005, the results of its operations, the changes in its net assets and its financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ KPMG LLP

Philadelphia, Pennsylvania
November 22, 2005

WELLS FARGO ADVANTAGE BALANCED FUND                OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      The following funds designate the income dividends distributed between October 1, 2004 and September 30, 2005, as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code, as follows:

                                     % of Qualifying Dividend
      Fund                                 Income (QDI)
      BALANCED FUND                            75%

TAX INFORMATION

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Fund(s) listed below designates a percentage of its ordinary income dividends distributed during the year as qualifying for the corporate dividends-received deduction.

                                          Ordinary Income
      Fund                            Dividend Distribution %
      BALANCED FUND                             71%

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-----------------------------------------------------------------------------------------------------------------
                             POSITION HELD AND             PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                 LENGTH OF SERVICE ***         PAST FIVE YEARS                    OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho               Trustee, since 1987           Associate Professor of Finance,    None
63                                                         Wake Forest University,
                                                           Calloway School of Business
                                                           and Accountancy.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon              Trustee, since 1998           Chairman, CEO, and Co-             None
63                           (Chairman, since 2005)        Founder of Crystal Geyser
                                                           Water Company and President
                                                           of Crystal Geyser Roxane Water
                                                           Company.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach             Trustee, since 1987           Retired. President of Richard M.   None
72                                                         Leach Associates (a financial
                                                           consulting firm).
-------------------------------------------------------------------------------------------------------------------

OTHER INFORMATION (UNAUDITED)                WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

NON-INTERESTED TRUSTEES


-------------------------------------------------------------------------------------------------------------------
                                    POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                        LENGTH OF SERVICE ***    PAST FIVE YEARS                    OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny                    Trustee, since 1996      Senior Counselor to the public     None
53                                                           relations firm of Himle-Horner
                                                             and Senior Fellow at the
                                                             Humphrey Institute,
                                                             Minneapolis, Minnesota (a pub-
                                                             lic policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke                   Trustee, since 1996      Principal of the law firm of       None
65                                                           Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**
-------------------------------------------------------------------------------------------------------------------
                                    POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                        LENGTH OF SERVICE ***    PAST FIVE YEARS                    OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse                     Trustee                  Private Investor/Real Estate        None
61                                  since 1987               Developer; Chairman of White
                                                             Point Capital, LLC.
-------------------------------------------------------------------------------------------------------------------

OFFICERS
-------------------------------------------------------------------------------------------------------------------
                                    POSITION HELD AND        PRINCIPAL OCCUPATIONS DURING
NAME AND AGE                        LENGTH OF SERVICE        PAST FIVE YEARS                    OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch                    President, since         Executive Vice President of        None
46                                  2003                     Wells Fargo Bank, N.A. and
                                                             President of Wells Fargo Funds
                                                             Management, LLC. Senior Vice
                                                             President and Chief
                                                             Administrative Officer of Wells
                                                             Fargo Funds Management, LLC
                                                             from 2001 to 2003. Vice
                                                             President of Wells Fargo Bank,
                                                             N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo                  Treasurer, since 2003    Senior Vice President of Wells   None
36                                                           Fargo  Bank,  N.A.  and Senior
                                                             Vice  President of  Operations
                                                             for    Wells    Fargo    Funds
                                                             Management,  LLC. Prior there-
                                                             to,   Operations   Manager  at
                                                             Scudder  Weisel  Capital,  LLC
                                                             from 2000 to 2001 and Director
                                                             of  Shareholder   Services  at
                                                             BISYS Fund  Services from 1999
                                                             to 2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman                    Secretary, since 2000    Vice President and Managing        None
45                                                           Senior Counsel of Wells Fargo
                                                             Bank, N.A. and Senior Vice
                                                             President and Secretary of Wells
                                                             Fargo Funds Management, LLC.
                                                             Vice President and Senior
                                                             Counsel of Wells Fargo Bank,
                                                             N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------

  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** As of September 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

WELLS FARGO ADVANTAGE BALANCED FUND                OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

BALANCED FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Balanced Fund (the "Fund"); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. The Board initially approved the Advisory Agreements for the Fund at a meeting held August 9-10, 2004 in connection with its approval of the reorganization of the Strong Balanced Fund (the accounting survivor) into the Wells Fargo Advantage Balanced Fund (the "Reorganization"). The Reorganization was effective at the close of business on April 8, 2005. The Fund commenced operations on April 11, 2005. Accordingly, references to the Fund refer to either the predecessor fund or the Fund as the context requires. Similarly, references to the various fee rates refer to either the rates of the predecessor fund or those of the Fund as the context requires.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Board received and considered various data and information regarding the nature, extent and quality of services that would be provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Board also considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel that would be involved in the management of the Fund. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services anticipated to be provided to the Fund by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services anticipated to be provided to the Fund by Funds Management and Wells Capital Management.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Board considered the performance results for the Fund over various time periods. The Board also considered these results, as applicable, in comparison to the median performance results of the group of funds that was determined to be the most similar to the Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to the Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for the Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in the Fund's Peer Group and Universe. The Board noted that the Fund's performance was not appreciably below the median performance of its Peer Group for all time periods.

      The Board received and considered information regarding the Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for the Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratio of the Fund was not appreciably higher than the Fund's Peer Group's median net operating expense ratio.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Fund.

OTHER INFORMATION (UNAUDITED)                WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Fund's administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Fund were lower than the median rates of the Fund's Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rate for the Fund (before and after waivers/caps and/or expense reimbursements) was reasonable in relation to the Fund's Peer Group, and reasonable in relation to the services anticipated to be provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      Because the Fund had not yet commenced operations, the Board did not consider the historical profitability with regard to Funds Management's arrangements with the Fund. However, the Board received and considered a detailed profitability analysis of Funds Management and its affiliates based on similar advisory and other relationships between other series in the Trust and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the other series, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to such series were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Fund was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Board received and considered information regarding the potential for realization of any future economies of scale. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any potential economies of scale will be shared reasonably with Fund shareholders.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in the business of Funds Management and Wells Capital Management as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Board also considered the policies of the Fund in seeking the best execution of portfolio transactions, whether and to what extent soft dollar credits would be sought and how any such credits would be utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of Wells Capital Management regarding the anticipated allocation of portfolio investment opportunities among the Fund and other clients.

WELLS FARGO ADVANTAGE BALANCED FUND                OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Board also considered the markets for distribution of the Fund, including the principal channels through which the Fund's shares would be offered and sold. The Board noted that the Fund is now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and Wells Capital Management in advance of the April 4, 2005 meeting as part of the re-approval process under Section 15(c) of the 1940 Act. The Board has also reviewed detailed materials from Funds Management and Wells Capital Management, and met with various management representatives and portfolio managers, as part of its regular and special meeting cycle, and such materials and meetings were also considered as part of the re-approval process.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS                        WELLS FARGO ADVANTAGE BALANCED FUND
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depositary Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depositary Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS | ADVANTAGE
FARGO | FUNDS

MORE INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS(SM) Is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222. PLEASE CONSIDER THE INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

WELLS FARGO FUNDS MANAGEMENT, LLC, A WHOLLY OWNED SUBSIDIARY OF WELLS FARGO & COMPANY, PROVIDES INVESTMENT ADVISORY AND ADMINISTRATIVE SERVICES FOR THE WELLS FARGO ADVANTAGE FUNDS. OTHER AFFILIATES OF WELLS FARGO & COMPANY PROVIDE SUB-ADVISORY AND OTHER SERVICES FOR THE FUNDS. THE FUNDS ARE DISTRIBUTED BY WELLS FARGO FUNDS DISTRIBUTOR, LLC, MEMBER NASD/SIPC, AN AFFILIATE OF WELLS FARGO & COMPANY.

               -----------------------------------------------------
               NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
               -----------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
(C)2005 Wells Fargo Advantage Funds, LLC. All rights reserved. | www.wellsfargo.com/advantagefunds |   RT53224 11-05
                                                                                                     AAFNLD/AR109 09-05

                                                                [LOGO]
                                                                WELLS  ADVANTAGE
                                                                FARGO  FUNDS

                                                              SEPTEMBER 30, 2005

                                                                   Annual Report

         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

         Wells Fargo Advantage C&B Large Cap Value Fund

         Wells Fargo Advantage Diversified Equity Fund

         Wells Fargo Advantage Diversified Small Cap Fund

         Wells Fargo Advantage Equity Income Fund

         Wells Fargo Advantage Equity Value Fund

         Wells Fargo Advantage Growth Equity Fund

         Wells Fargo Advantage International Value Fund

         Wells Fargo Advantage Large Cap Appreciation Fund

         Wells Fargo Advantage Large Company Growth Fund

         Wells Fargo Advantage Small Company Growth Fund

         Wells Fargo Advantage Small Company Value Fund

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

Table of Contents
Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
      C&B Large Cap Value Fund ...........................................     2
      Diversified Equity Fund ............................................     4
      Diversified Small Cap Fund .........................................     6
      Equity Income Fund .................................................     8
      Equity Value Fund ..................................................    10
      Growth Equity Fund .................................................    12
      International Value Fund ...........................................    14
      Large Cap Appreciation Fund ........................................    16
      Large Company Growth Fund ..........................................    18
      Small Company Growth Fund ..........................................    20
      Small Company Value Fund ...........................................    22

Fund Expenses ............................................................    24
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
      C&B Large Cap Value Fund ...........................................    28
      Diversified Equity Fund ............................................    29
      Diversified Small Cap Fund .........................................    30
      Equity Income Fund .................................................    31
      Equity Value Fund ..................................................    32
      Growth Equity Fund .................................................    33
      International Value Fund ...........................................    34
      Large Cap Appreciation Fund ........................................    35
      Large Company Growth Fund ..........................................    36
      Small Company Growth Fund ..........................................    37
      Small Company Value Fund ...........................................    38

Financial Statements
--------------------------------------------------------------------------------
      Statements of Assets and Liabilities ...............................    40
      Statements of Operations ...........................................    44
      Statements of Changes in Net Assets ................................    46
      Financial Highlights ...............................................    58
      Notes to Financial Highlights ......................................    66

Notes to Financial Statements ............................................    67
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ..................    76
--------------------------------------------------------------------------------

                                Master Portfolios

Portfolio of Investments
--------------------------------------------------------------------------------
      C&B Large Cap Value Portfolio ......................................    77
      Disciplined Growth Portfolio .......................................    80
      Equity Income Portfolio ............................................    82
      Equity Value Portfolio .............................................    86
      Index Portfolio ....................................................    90
      International Core Portfolio .......................................   106
      International Growth Portfolio .....................................   110
      International Index Portfolio ......................................   114
      International Value Portfolio ......................................   141
      Large Cap Appreciation Portfolio ...................................   146
      Large Company Growth Portfolio .....................................   150
      Small Cap Index Portfolio ..........................................   153
      Small Company Growth Portfolio .....................................   171
      Small Company Value Portfolio ......................................   176

Financial Statements
--------------------------------------------------------------------------------
      Statements of Assets and Liabilities ...............................   182
      Statements of Operations ...........................................   186
      Statements of Changes in Net Assets ................................   190
      Financial Highlights ...............................................   196
      Notes to Financial Highlights ......................................   198

Notes to Financial Statements ............................................   199
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm ..................   204
--------------------------------------------------------------------------------

Other Information ........................................................   205
--------------------------------------------------------------------------------

List of Abbreviations ....................................................   211
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS annual report for the period ending September 30, 2005. The Gateway Funds are funds that invest in one or more master portfolios of WELLS FARGO ADVANTAGE FUNDS instead of directly in securities to achieve their investment objectives. Some of our shareholders received an annual report for the WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND less than 12 months ago. The reason for this is that the Fund is going through a fiscal year-end change in order to align it with the rest of the Equity Gateway Funds. Going forward, shareholder reports will be paced every six and twelve months. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, and information about each Fund's investment portfolio.

ECONOMIC SETBACK FROM HURRICANES
--------------------------------------------------------------------------------

      At the start of the reporting period, the economy was on track for broad-based growth, but lost steam midway through with rising interest rates and higher energy costs threatening economic expansion. Growth slowed to an estimated 3.3% rate during the second quarter, down from the first quarter's 3.8% rate. The reporting period ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita. The damage they did to U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and threatens to further slow economic growth in the fourth quarter.

      Interest rates continued to push higher during the reporting period, with the Federal Reserve continuing its successive rate hikes through the second and third quarters of 2005, ending the period with the Federal funds target rate at 3.75%.

NO PATTERN FOR STOCKS
--------------------------------------------------------------------------------

      Falling oil prices and steady, long-term interest rates helped stocks end 2004 on an up note, contributing to a 9.2% gain to the S&P 500 Index in the fourth quarter. However, by the end of first quarter 2005, the S&P 500 Index experienced its worst quarterly loss in two years. The weakness was fairly broad based, with only energy and utility stocks showing gains.

      Stocks continued to seesaw during the second quarter of 2005, leaving the S&P 500 Index with a moderate gain that failed to counter its first quarter's losses. Utilities, financial services, and health care stocks occupied top performance slots during that quarter. This modest rally extended through the third quarter, when stocks managed to move higher during the immediate aftermath of the two U.S. Gulf Coast hurricanes. Energy stocks dominated third quarter performance with double-digit returns.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      With worries over hurricane-related disruptions to energy supplies, historically high fuel costs, and a continuing rise in interest rates, this year is shaping up to end markedly different from the financial market highs we experienced at the end of last year. Just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets.

      That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our subadvisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking skillful, independent money managers who share our dedication to pursuing consistent, long-term results offers our investors the firm footing they need to navigate changing market conditions as they move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND

INVESTMENT OBJECTIVE

      The WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND (the Fund) seeks maximum long-term total return, consistent with minimizing risk to principal.

ADVISER                                          SUB-ADVISER
      Wells Fargo Funds Management, LLC                Cooke & Bieler, L.P.

FUND MANAGERS                                    INCEPTION DATE
      Kermit S. Eck, CFA                               5/15/1990
      Michael M. Meyer, CFA
      James R. Norris
      Edward W. O'Connor, CFA
      R. James O'Neil, CFA
      Mehul Trivedi, CFA

HOW DID THE FUND PERFORM OVER THE 11-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.45%(1) (excluding sales charges) for the eleven-month period ending September 30, 2005, underperforming the Russell 1000(R) Value Index(2), which returned 14.78%, and the S&P 500 Index(3), which returned 10.56% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS D, INSTITUTIONAL CLASS AND ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our recent underperformance can be explained by two trends in the market: the first is the dramatic increase in the price of oil and gas, and the second is investors' flight to higher yielding stocks, such as utilities and real estate investment trusts (REITS). We have been significantly underweighted in both these areas relative to our benchmark, causing our underperformance.

      At Cooke & Bieler, the subadviser for the Fund, we subscribe to the investment philosophy of making long-term investments in quality businesses at attractive prices. We believe energy companies and utilities rarely fit this description. During most periods, energy and utility companies are relatively slow growing, capital intensive, and reliant on commodity pricing for growth. While there are periods during which both of these sectors can prosper, they tend to be infrequent and short lived.

      Although oil and gas prices are extremely difficult to predict, we do know that at current price levels a number of alternative supplies (such as liquefied natural gas and heavy tar sands) become economically viable. At the same time, we are also beginning to see the conservation impacts resulting from $3.00 per gallon gasoline prices. We expect this adjustment to continue and the price of oil and gas to decline in the not-too-distant future. Similarly, we expect that investors' attraction to the utility sector will wane as this sector's inability to grow becomes more apparent.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      We sold stocks that reached their price targets as well as those that triggered our concerns about the companies' future business strategies. Some of these names included Viacom, Wendy's International, Snap-On, Bank of New York, Kohl's, Boeing, and Computer Sciences.

      We also reduced a few positions based on valuation concerns, including Hasbro, Hubbell, Countrywide Financial, Bristol-Myers Squibb, Becton Dickinson, and Zale.

      The holdings were replaced with companies that we believe to be of high quality and financially strong, and whose stocks are currently undervalued by our measures. Boston Scientific, FedEx, Avon Products, Allstate, State Street, Tyco International, Flextronics, Applied Materials, Nokia, and Gannett were among the names added to the portfolio.

      We also added to existing holdings in American Express, Aramark, Molex, Engelhard, and Manpower.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Our focus is on finding high-quality, competitively advantaged businesses selling at prices that we believe do not adequately reflect their long-term potential. We remain confident in all of the businesses we are invested in. To date, the underperformance we have experienced is best explained by our willingness to be different from our benchmark. At the risk of short-term underperformance, our style strives for long-term outperformance.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND.

(1) The Fund's Adviser has committed through February 28, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Effective December 6, 2004, the Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND was named the Wells Fargo C&B Large Cap Value Fund. Performance shown for the Class A, Class B, Class C, Class D, Institutional Class (formerly named the Select Class) and Administrator Class (formerly named the Institutional Class) shares of the WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND for periods prior to July 26, 2004, reflects the performance of the unnamed share class of the C&B Large Cap Value Portfolio, the predecessor fund, adjusted to reflect applicable sales charges and expenses.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1)(%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                   Including Sales Charge                          Excluding Sales Charge
                                      -----------------------------------------------   --------------------------------------------
                                      6-Month*   11 Month*  1-Year   5-Year   10-Year   6-Month*  11 Month*  1-Year  5-Year  10-Year
                                      --------   ---------  ------   ------   -------   --------  ---------  ------  ------  -------
C&B Large Cap Value Fund - Class A     (5.27)      (0.57)   (0.22)    7.51     11.09      0.47       5.45      5.83   8.79    11.75
C&B Large Cap Value Fund - Class B     (4.88)      (0.30)    0.08     7.74     10.97      0.12       4.70      5.08   8.03    10.97
C&B Large Cap Value Fund - Class C     (0.88)       3.71     4.09     8.03     10.97      0.12       4.71      5.09   8.03    10.97
C&B Large Cap Value Fund - Class D                                                        0.58       5.44      5.82   8.79    11.74
C&B Large Cap Value Fund -
   Administrator Class                                                                    0.70       5.62      6.13   8.85    11.78
C&B Large Cap Value Fund -
   Institutional Class                                                                    0.81       6.05      6.43   8.94    11.82
Benchmarks
   Russell 1000(R) Value Index(2)                                                         5.62      14.78     16.69   5.76    11.52
   S&P 500 Index(3)                                                                       5.02      10.56     12.25  (1.49)    9.49

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.07
Price to Earnings Ratio (trailing 12 months)                              16.30x
Price to Book Ratio                                                        3.75x
Median Market Cap. ($B)                                                 $ 20.61
Portfolio Turnover(6)                                                        25%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (18%)
Consumer Staples                                                            (8%)
Energy                                                                      (6%)
Financials                                                                 (20%)
Health Care                                                                (10%)
Industrials                                                                (19%)
Information Technology                                                      (7%)
Materials                                                                   (2%)
Telecommunications Services                                                 (3%)
Cash                                                                        (7%)

TEN LARGEST EQUITY HOLDINGS(4, 5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

American Express Company                                                   3.44%
ExxonMobil Corporation                                                     3.30%
McDonald's Corporation                                                     3.28%
Molex Incorporated Class A                                                 3.10%
Vodafone Group plc ADR                                                     3.05%
Dover Corporation                                                          2.97%
Omnicom Group Incorporated                                                 2.86%
Manpower Incorporated                                                      2.77%
MBIA Incorporated                                                          2.76%
General Dynamics Corporation                                               2.58%

GROWTH OF $10,000 INVESTMENT(7) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             [PLOT POINTS TO COME]
--------------------------------------------------------------------------------

(2) The Russell 1000(R) Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(3) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and portfolio holdings.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE FUND Class A shares and Institutional Class shares for the most recent ten years with the Russell 1000(R) Value Index and the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Institutional Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER                                     FUND MANAGERS
     Wells Fargo Funds Management, LLC           Thomas C. Biwer, CFA
                                                 Christian L. Chan, CFA
SUB-ADVISERS FOR MASTER PORTFOLIOS               Andrew Owen, CFA
     Artisan Partners Limited Partnership
     Barclays Global Fund Advisors          INCEPTION DATE
     Cadence Capital Management LLC              12/31/1988
     Cooke & Bieler, L.P.
     LSV Asset Management
     New Star Institutional Managers Limited
     Peregrine Capital Management, Inc.
     Smith Asset Management Group, L.P.
     SSgA Funds Management
     Systematic Financial Management, L.P.
     Wells Capital Management Incorporated



HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 14.27%(1)(excluding sales charges) for the twelve-month period ending September 30, 2005, outperforming the S&P 500 Index(2,3), which returned 12.25% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The U.S. economy fired on all cylinders during the reporting period and delivered respectable gross domestic product (GDP) growth in the mid 3% range. The strong economy prompted equity investors to come off the sidelines and into the market. As a result, stocks rallied during the fourth quarter of 2004 and then again during the third quarter of 2005, providing the S&P 500 Index with positive performance despite rising oil prices and two major hurricanes. The underlying investment styles generally performed well during the period, leading to broad gains for the Fund.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund's strategic allocation to domestic small-cap stocks and international stocks added value over the period, as both of those segments performed well. Additionally, certain portions of the Fund were changed over the period. Specifically, we initiated an investment in the C&B Large Cap Value Portfolio (a domestic large-cap value strategy) and transitioned management of the international segment of the Fund to New Star Institutional Managers Limited (which manages the International Core Portfolio), SSgA Funds Management (which manages the International Index Portfolio), and Artisan Partners Limited Partnership (which sub-advises the International Growth Portfolio).

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although we do not believe stock performance will impact the Fund's investment strategy, we do anticipate positive returns for U.S. equities going forward. In the long-term, we believe that the economy may continue to do well and the unemployment picture may improve. In the short term, we believe that economic indicators are likely to be depressed due to the impact of Hurricanes Katrina and Rita. This may result in an unprecedented level of spending from federal and state governments in response to these disasters and may provide considerable support to the national economy.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK, MID CAP RISK AND FOREIGN INVESTMENTS RISK. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND.

(1)The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND was named the Wells Fargo Diversified Equity Fund. Performance shown for the Administrator Class shares (formerly named Institutional Class shares) for periods prior to November 8, 1999 reflects the performance of the Institutional Class shares of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Performance shown for Class A, Class B and Class C shares of the Fund prior to November 8, 1999 reflects the performance of the applicable share class of the Norwest Advantage Diversified Equity Fund, its predecessor fund. Performance shown for the Class A shares prior to May 2, 1996 reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Class A sales charges. Performance shown for Class B shares of the Fund prior to May 6, 1996 reflects the performance of the Administrator Class shares adjusted to reflect Class B sales charges and expenses. Performance shown for Class C shares of the Fund prior to October 1, 1998 reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Class C sales charges and expenses.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1)(%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                               Including Sales Charge                 Excluding Sales Charge
                                      --------------------------------------  --------------------------------------
                                      6-Month*     1-Year   5-Year   10-Year  6-Month*   1-Year     5-Year   10-Year
                                      --------     ------   ------   -------  --------   ------     ------   -------
Diversified Equity Fund - Class A       0.41        7.70    (1.65)    7.85      6.53      14.27     (0.47)    8.49
Diversified Equity Fund - Class B       1.15        8.44    (1.64)    7.68      6.15      13.44     (1.22)    7.68
Diversified Equity Fund - Class C       5.17       12.45    (1.23)    7.70      6.17      13.45     (1.23)    7.70
Diversified Equity Fund -
   Administrator Class                                                          6.68      14.57     (0.24)    8.62
Benchmark
   S&P 500 Index(2, 3)                                                          5.02      12.25     (1.49)    9.49

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.95
Price to Earnings Ratio (trailing 12 months)                              19.15x
Price to Book Ratio                                                        3.23x
Median Market Cap. ($B)                                                 $ 21.26
Portfolio Turnover                                                           42%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (12%)
Consumer Staples                                                            (5%)
Energy                                                                      (7%)
Financials                                                                 (17%)
Health Care                                                                (11%)
Industrials                                                                 (9%)
Information Technology                                                     (16%)
Materials                                                                   (2%)
Telecommunications Services                                                 (2%)
Utilities                                                                   (2%)
International                                                              (15%)
Cash                                                                        (2%)

TEN LARGEST EQUITY HOLDINGS(4, 5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Microsoft Corporation                                                      2.08%
ExxonMobil Corporation                                                     1.96%
eBay Incorporated                                                          1.51%
Goldman Sachs Group Incorporated                                           1.43%
Intel Corporation                                                          1.40%
American International Group Incorporated                                  1.34%
General Electric Company                                                   1.33%
Medtronic Incorporated                                                     1.28%
Citigroup Incorporated                                                     1.12%
Bank of America Corporation                                                1.06%

GROWTH OF $10,000 INVESTMENT(6) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Standard & Poor's, S&P, S&P 500 Index, Standard & Poor's 500 and 500 are trademarks of McGraw Hill, Inc. and have been licensed for use by the Fund. The Fund is not sponsored, endorsed, sold or promoted by S&P and S&P makes no representation or warranty regarding the advisability of investing in the Fund.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and portfolio holdings.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(6) The chart compares the performance of the WELLS FARGO ADVANTAGE DIVERSIFIED EQUITY FUND Class A shares and Administrator Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments across different small-capitalization equity investment styles.

ADVISER                                     FUND MANAGERS
     Wells Fargo Funds Management, LLC           Thomas C. Biwer, CFA
                                                 Christian L. Chan, CFA
SUB-ADVISERS FOR MASTER PORTFOLIOS               Andrew Owen, CFA
     Wells Capital Management Incorporated
     Peregrine Capital Management, Inc.     INCEPTION DATE
                                                 12/31/1997

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Administrator Class shares returned 20.09%(1)for the twelve-month period ending September 30, 2005, outperforming the Russell 2000((R))Index(2), which returned 17.95% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The U.S. economy fired on all cylinders during the reporting period and delivered respectable gross domestic product (GDP) growth in the mid 3% range. This growth in the economy translated well into solid growth for small company earnings. The Fund's disciplined small-cap value style was able to leverage this return to economic health by buying companies that were selling at dramatic discounts to their peers. The Fund's exposure to small-cap growth stocks is broadly diversified and has a much higher-than-benchmark exposure to fast-growing companies. During the reporting period, small cap stocks mildly outperformed large cap stocks. Within the small cap universe, growth slightly outperformed value.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund's strong stock selection in the financials sector (specifically Asset Acceptance Capital Corp and Universal American Financial Corp), and a strong showing by the Fund's energy and industrials positions, contributed to its performance during the period. On the value side of the fund, we lowered some of our energy and materials weightings, and added to telecommunications. On the growth side of the fund, we lowered our financials weighting and added to our healthcare weighting.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      While our outlook on stocks does not impact the Fund's strategy, we do anticipate positive returns for U.S. equities going forward. In the long-term, we believe that the economy may continue to do well and the unemployment picture may improve. In the short term, we believe that economic indicators are likely to be depressed due to the impact of hurricanes Katrina and Rita. This may result in an unprecedented level of spending from Federal and state governments in response to these disasters and may provide considerable support to the national economy.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND - Administrator Class was named the Wells Fargo Diversified Small Cap Fund -Institutional Class. Performance shown for the Administrator Class shares for periods prior to November 8, 1999 reflects the performance shown for the Institutional Class shares of the Norwest Advantage Diversified Small Cap Fund, its predecessor fund.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1)(%) (SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                         Excluding Sales Charge
                                                -----------------------------------------
                                                6-Month*   1-Year   5-Year   Life of Fund
                                                --------   ------   ------   ------------
Diversified Small Cap Fund - Administrator
   Class (Inception date 12/31/97)                10.07     20.09    9.53       7.59
Benchmark
   Russell 2000(R) Index(2)                        9.21     17.95    6.45       6.94

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.05
Price to Earnings Ratio (trailing 12 months)                              27.93x
Price to Book Ratio                                                        2.87x
Median Market Cap. ($B)                                                 $  0.84
Portfolio Turnover                                                           75%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (16%)
Consumer Staples                                                            (2%)
Energy                                                                      (7%)
Financials                                                                 (15%)
Health Care                                                                (15%)
Industrials                                                                (16%)
Information Technology                                                     (18%)
Materials                                                                   (4%)
Telecommunications Services                                                 (2%)
Utilities                                                                   (2%)
Cash                                                                        (3%)

TEN LARGEST EQUITY HOLDINGS(3, 4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Airtran Holdings Incorporated                                              0.79%
Tibco Software Incorporated                                                0.78%
Gaylord Entertainment Company                                              0.64%
Quicksilver Incorporated                                                   0.61%
Fleetwood Enterprises Incorporated                                         0.59%
Integrated Device Technology Incorporated                                  0.58%
CKE Restaurants Incorporated                                               0.58%
Performance Food Group Company                                             0.57%
Jarden Corporation                                                         0.55%
Argonaut Group Incorporated                                                0.55%

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and portfolio holdings.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE DIVERSIFIED SMALL CAP FUND Administrator Class shares for the life of the Fund with the Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Administrator Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE EQUITY INCOME FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE EQUITY INCOME FUND (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISER                                      SUB-ADVISER
      Wells Fargo Funds Management, LLC            Wells Capital Management
                                                   Incorporated

FUND MANAGERS                                INCEPTION DATE
      Gary J. Dunn, CFA                            03/31/1989
      David L. Roberts, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 12.74%(1) (excluding sales charges) for the twelve-month period ending September 30, 2005, underperforming the Russell 1000(R) Value Index(2), which returned 16.69%, and outperforming the S&P 500 Index(3), which returned 12.25% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Sectors that detracted from performance included telecommunication services, materials, health care, and industrials. Our holdings in Verizon had a tough year as investors struggled with the pending MCI merger, higher-than-expected costs of their fiber buildout project, and a no-growth earnings year. Higher raw materials costs had a negative impact on earnings growth in our holding of DuPont. Pfizer, like other large pharmaceutical companies, continued to he hampered by slowing growth rates, few new innovative product introductions, and a growing concern regarding the litigation front. 3M's sub-par performance is most likely attributable to the mid-year departure of its CEO. We believe the company's fundamentals, including earnings growth, continue to be very solid.

      Sectors that helped Fund performance during the reporting period included utilities, energy, consumer discretionary, and information technology. Utilities benefited from an industry-wide earnings recovery attributable to an improved pricing structure. Public Service Enterprise Group was up more than 50% after agreeing to be acquired by Exelon. Energy companies, including ConocoPhillips and Exxon Mobil, produced record profits as the price of oil rose by more than 30% during the period. The Fund's consumer discretionary stocks were up almost 23% thanks to May Department Stores nearly 60% return after agreeing to be acquired by Federated Department Stores. McDonald's advanced about 20% as sales comparisons continue to improve.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Consumer stock weightings were reduced during the year due to the continued upward pressure in oil and energy prices that we believe could hamper consumer spending over the next year. Although still overweighted in industrials, the sector weighting was reduced as corporations have yet to unleash some of their excess cash in the form of higher capital spending--spending that could lead a business spending cycle and benefit this sector.

      Large-cap health care stocks have lagged the market over the past couple of years and are starting to look attractive from a valuation standpoint and, accordingly, the health care sector in the Fund was increased to a slightly overweighted position. Technology stocks continue to look attractive from a longer-term perspective. During the reporting period, we diversified the portfolio with the addition of eight new stocks and the elimination of three. Diversification was also increased by adding holdings in the financial, health care and energy sectors.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We still expect solid economic growth, acknowledging the disrupting impact of both hurricanes in the Gulf, but anticipate inflationary pressures to continue, as most commodity prices are higher than a year ago. We believe that interest rates may move higher as well, and thus expect to remain underweighted in the more interest rate sensitive sectors, such as financials, telecommunication services, and utilities.

      We believe the Fund's fundamentals continue to be very solid. The current dividend yield is significantly higher than the general market as measured by the S&P 500 Index. More than 85% of the Fund's holdings have increased their dividends over the past year, with the average increase being almost 19%. We believe these solid fundamentals, coupled with a 2005 valuation (price-to-earnings ratio) that is below both current and historical market valuations, position the Fund to potentially outperform going forward.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE EQUITY INCOME FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE EQUITY INCOME FUND was named the Wells Fargo Equity Income Fund. Performance shown for the Administrator Class (formerly Institutional Class) shares for periods prior to November 8, 1999, reflects the performance of the Institutional Class shares of the Norwest Advantage Income Equity Fund, its predecessor fund. Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Norwest Advantage Income Equity Fund, its predecessor fund. Performance shown for the Class A and Class B shares of the Fund for periods prior to May 2, 1996, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Class A and Class B sales charges and expenses, respectively. Performance shown for the Class C shares for periods prior to October 1, 1998, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Class C sales charges and expenses.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                  Including Sales Charge                 Excluding Sales Charge
                                           ------------------------------------   ------------------------------------
                                           6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                           --------   ------   ------   -------   --------   ------   ------   -------
Equity Income Fund - Class A                (1.98)     6.26     1.63     8.37       3.99      12.74    2.85      9.01
Equity Income Fund - Class B                (1.40)     6.91     1.70     8.20       3.60      11.91    2.08      8.20
Equity Income Fund - Class C                 2.61     10.90     2.09     8.19       3.61      11.90    2.09      8.19
Equity Income Fund - Administrator Class                                            4.13      13.04    3.11      9.17
Benchmarks
  Russell 1000(R) Value Index(2)                                                    5.62      16.69    5.76     11.52
  S&P 500 Index(3)                                                                  5.02      12.25   (1.49)     9.49

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.81
Price to Earnings Ratio (trailing 12 months)                              15.76x
Price to Book Ratio                                                        2.68x
Median Market Cap. ($B)                                                  $49.40
Portfolio Turnover(6)                                                        20%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (10%)
Consumer Staples                                                            (8%)
Energy                                                                     (14%)
Financials                                                                 (26%)
Health Care                                                                (10%)
Industrials                                                                (10%)
Information Technology                                                     (10%)
Materials                                                                   (4%)
Telecommunication Services                                                  (3%)
Utilities                                                                   (5%)

TEN LARGEST EQUITY HOLDINGS(4,5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

ExxonMobil Corporation                                                     4.33%
Citigroup Incorporated                                                     3.98%
General Electric Company                                                   3.61%
St. Paul Travelers Companies Incorporated                                  2.90%
Fortune Brands Incorporated                                                2.89%
Pepsico Incorporated                                                       2.71%
Chevron Corporation                                                        2.65%
Morgan Stanley                                                             2.60%
3M Company                                                                 2.54%
Public Service Enterprise Group Incorporation                              2.48%

GROWTH OF $10,000 INVESTMENT(7) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(3) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and Portfolio holdings.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE EQUITY INCOME FUND Class A and Administrator Class shares for the most recent ten years with the Russell 1000(R) Value Index and S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE EQUITY VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE EQUITY VALUE FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,          Systematic Financial Management,
      LLC                                    L.P.

FUND MANAGERS                          INCEPTION DATE
      D. Kevin McCreesh, CFA                 08/29/2003
      Ronald M. Mushock, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 21.06%(1) (excluding sales charges) for the twelve-month period ending September 30, 2005, outperforming the Russell 1000(R) Value Index(2), which returned 16.69%, and the S&P 500 Index(3), which returned 12.25% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our best performing holdings were in the energy sector. The rising price of oil and gas led to sales growth, margin improvement, repeated positive earnings surprises, and positive estimate revisions. Our best performing company was Chesapeake Energy, a natural gas company that we believe is unhedged with respect to the price of gas and was unaffected by the hurricanes that ravaged the U.S. Gulf Coast.

      In the consumer sector, our success was a direct result of strong stock selection. Leading the way was casual apparel retailer Abercrombie & Fitch, which continues to post impressive monthly same store sales growth. The Fund also benefited from its position in Darden Restaurants, which owns and operates Red Lobster and Olive Garden. Darden experienced success due to a turnaround at Red Lobster along with solid growth at Olive Garden. Finally, the Fund benefited from its holdings in automotive parts retailer Advance Auto Parts, which was aided by its store remodels and improvements in information technology systems. The Fund sold all three positions that were attributable to the success of the Fund.

      The Fund's worst performers were stocks held in the industrials sector including Tyco, which reported weaker-than-expected operating margins due to disappointing order trends in its electronics business along with higher-than-expected marketing costs in its fire and security business. Two other holdings that negatively affected the Fund's performance were General Electric, a relative underperformer despite delivering solid earnings, and Deere & Company, which we sold in February of 2005 in anticipation of a negative earnings surprise due to a decline in corn prices.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the reporting period, the Fund reduced its weighting in consumer discretionary holdings as it appears the earnings from this group could come under pressure as a result of higher oil and gas prices and its effect on consumer spending. One holding that was eliminated because we believed it could be directly affected by a slowdown was Target. We are also starting to see signs of a slowdown in the housing market, thus have reduced our weighting in homebuilders by eliminating Pulte Homes from the portfolio.

      As a result of the strong earnings dynamics that continue to be delivered, the Fund increased its weighting in the energy sector. One holding that was added to the portfolio in this sector that had a meaningful impact on performance was Sunoco, which is one of the largest petroleum refiners. Sunoco has been a prime beneficiary of the shortage of refiners, and due to its northeast location was not affected by the string of hurricanes in the U.S. Gulf Coast.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the equity markets remain attractively valued and opportunities to add value exist going forward. The current earnings environment remains strong as evidenced by the S&P 500 Index, whose earnings experienced a 15% advance in the second quarter of 2005, compared to the previous year. It was also the tenth consecutive quarter of double-digit growth for the S&P 500 Index. Going forward, we believe our stock selection strategy may benefit in a continued environment of strong corporate profits and companies exceeding growth expectations.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE EQUITY VALUE FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE EQUITY VALUE FUND - Administrator Class was named the Wells Fargo Large Cap Value Fund - Institutional Class.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                Including Sales Charge             Excluding Sales Charge
                                           --------------------------------   --------------------------------
                                           6-Month*   1-Year   Life of Fund   6-Month*   1-Year   Life of Fund
                                           --------   ------   ------------   --------   ------   ------------
Equity Value Fund - Class A
(Inception date 8/29/03)                     2.16     14.10       13.83         8.39      21.06      17.11
Equity Value Fund - Class B
(Inception date 8/29/03)                     2.97     15.09       15.01         7.97      20.09      16.24
Equity Value Fund - Class C
(Inception date 8/29/03)                     6.97     19.20       16.29         7.97      20.20      16.29
Equity Value Fund - Administrator Class
(Inception date 8/29/03)                                                        8.55      21.49      17.46
Benchmarks
  Russell 1000(R) Value Index(2)                                                5.62      16.69      17.23
  S&P 500 Index(3)                                                              5.02      12.25      11.92

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.97
Price to Earnings Ratio (trailing 12 months)                              14.10x
Price to Book Ratio                                                        2.30x
Median Market Cap. ($B)                                                  $15.40
Portfolio Turnover(6)                                                       145%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (9%)
Consumer Staples                                                            (6%)
Energy                                                                     (15%)
Financials                                                                 (31%)
Health Care                                                                 (9%)
Industrials                                                                 (8%)
Information Technology                                                      (7%)
Materials                                                                   (3%)
Telecommunications Services                                                 (4%)
Utilities                                                                   (6%)
Cash                                                                        (2%)

TEN LARGEST EQUITY HOLDINGS(4,5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

ExxonMobil Corporation                                                     5.03%
Bank of America Corporation                                                3.62%
Chesapeake Energy Corporation                                              3.58%
Citigroup Incorporated                                                     2.94%
Pfizer Incorporated                                                        2.74%
ConocoPhillips                                                             2.42%
Bear Stearns Companies Incorporated                                        2.17%
Merrill Lynch & Company Incorporated                                       1.92%
Altria Group Incorporated                                                  1.92%
Sprint Nextel Corporation                                                  1.82%

GROWTH OF $10,000 INVESTMENT(7) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

(2) The Russell 1000(R) Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(3) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and portfolio holdings.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE EQUITY VALUE FUND Class A and Administrator Class shares for the life of the Fund with the Russell 1000(R) Value Index and S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE GROWTH EQUITY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE GROWTH EQUITY FUND (the Fund) seeks long-term capital appreciation with moderate annual return volatility by diversifying its investments among different equity investment styles.

ADVISER                                            FUND MANAGERS
      Wells Fargo Funds Management, LLC                 Thomas C. Biwer, CFA
                                                        Christian L. Chan, CFA
                                                        Andrew Owen, CFA

SUB-ADVISERS OF MASTER PORTFOLIOS
      Artisan Partners Limited Partnership
      LSV Asset Management
      New Star Institutional Managers Limited
      Peregrine Capital Management, Inc.           INCEPTION DATE
      Smith Asset Management Group, L.P.                04/30/1989
      SSgA Funds Management, Inc.
      Wells Capital Management Incorporated

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 17.31%(1) (excluding sales charges) for the twelve-month period ending September 30, 2005, outperforming the S&P 500 Index(2), which returned 12.25% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The U.S. economy fired on all cylinders during the reporting period and delivered respectable gross domestic product (GDP) growth in the mid 3% range. The strong economy prompted equity investors to come off the sidelines and into the market. As a result, large cap stocks rallied during the fourth quarter of 2004 and then again in the third quarter of 2005, providing the S&P 500 Index with positive performance despite rising oil prices and two major hurricanes. Energy and utility stocks led the advance while telecommunication and consumer discretionary stocks were the biggest laggards.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund's strategic allocation to domestic small cap stocks and international stocks added value over the period, as both of those segments performed well. Additionally, certain portions of the Fund were changed over the period in an effort to improve the Fund's international equity manager diversification and performance. Specifically, as of October 6, 2004, we transitioned management of the international segment of the Fund to New Star Institutional Managers Limited (which manages the International Core Portfolio), SSgA Funds Management (which manages the International Index Portfolio), and Artisan Partners Limited Partnership (which sub-advises the International Growth Portfolio).

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Although we do not believe stock performance will impact the Fund's strategy, we do anticipate positive returns for U.S. equities going forward. In the long-term, we believe that the economy may continue to do well and the unemployment picture may improve. In the short term, we believe that economic indicators are likely to be depressed due to the impact of hurricanes Katrina and Rita. This may result in an unprecedented level of spending from federal and state governments in response to these disasters and may provide considerable support to the national economy.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK, MID CAP RISK AND FOREIGN INVESTMENTS RISK. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE GROWTH EQUITY FUND.

(1) The Fund's Adviser has committed through January 31, 2006, for Class A, B, and Administrator Class shares and through April 30, 2007 for Institutional Class shares, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway blended Fund that invests all of its assets in two or more master portfolios of the Master Trust in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE GROWTH EQUITY FUND was named the Wells Fargo Growth Equity Fund. Performance shown for the Administrator Class (formerly named Institutional Class) shares for periods prior to November 8, 1999, reflects the performance of the Institutional Class shares of Norwest Advantage Growth Equity Fund, its predecessor fund. Performance shown for the Institutional Class (formerly named Select Class) shares for periods prior to April 11, 2005 reflects the performance of the Administrator Class shares of the Wells Fargo Growth Equity Fund and for periods prior to November 8, 1999, reflects the performance of the Administrator Class shares of Norwest Advantage Growth Equity Fund, its predecessor fund. Performance shown for the Class A, Class B and Class C shares of the Fund for periods prior to November 8, 1999, reflects the performance of the applicable share class of the Norwest Advantage Growth Equity Fund, its predecessor fund. Performance shown for the Class A shares for periods prior to May 2, 1996, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares for periods prior to May 6, 1996, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to October 1, 1998, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Class C sales charges and expenses.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

 AVERAGE ANNUAL TOTAL RETURN(1)(%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                   Including Sales Charge                  Excluding Sales Charge
                                           -------------------------------------   -----------------------------------
                                           6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                           ---------  ------   ------   -------   --------   ------   ------   -------
Growth Equity Fund - Class A                 2.87     10.56    (1.16)   7.31      9.14       17.31    0.02     7.95
Growth Equity Fund - Class B                 3.71     11.36    (1.16)   7.13      8.71       16.36   (0.75)    7.13
Growth Equity Fund - Class C                 7.71     15.43    (0.74)   7.22      8.71       16.43   (0.74)    7.22
Growth Equity Fund - Administrator Class                                          9.29       17.60    0.27     8.11
Growth Equity Fund - Institutional Class                                          9.36       17.67    0.28     8.11
Benchmark
   S&P 500 Index(2)                                                               5.02       12.25   (1.49)    9.49

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3)(AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.03
Price to Earnings Ratio (trailing 12 months)                              22.31x
Price to Book Ratio                                                        3.17x
Median Market Cap. ($B)                                                  $20.70
Portfolio Turnover                                                           50%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3)(AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (12%)
Consumer Staples                                                            (1%)
Energy                                                                      (3%)
Financials                                                                 (12%)
Health Care                                                                (11%)
Industrials                                                                 (8%)
Information Technology                                                     (19%)
Materials                                                                   (1%)
Telecommunications Services                                                 (1%)
Utilities                                                                   (1%)
International                                                              (30%)
Cash                                                                        (1%)

TEN LARGEST EQUITY HOLDINGS(3,4)(AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------
eBay Incorporated                                                          2.33%
Goldman Sachs Group Incorporated                                           1.99%
Medtronic Incorporated                                                     1.93%
Microsoft Incorporated                                                     1.89%
Genentech Incorporated                                                     1.36%
Charles Schwab Corporation                                                 1.27%
Intel Corporation                                                          1.26%
Cisco Systems Incorporated                                                 1.18%
Paychex Incorporated                                                       1.17%
American International Group Incorporated                                  1.15%

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THR FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              [PLOT POINTS TO COME]

--------------------------------------------------------------------------------
(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and portfolio holdings.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE GROWTH EQUITY FUND Class A and Administrator Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                            SUB-ADVISER
      Wells Fargo Funds Management, LLC                 LSV Asset Management

FUND MANAGERS                                      INCEPTION DATE
      Josef Lakonishok                                  10/31/2003
      Robert W. Vishny
      Menno Vermeulen, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 24.04%(1) (excluding sales charges) for the twelve-month period ending September 30, 2005, underperforming the MSCI/EAFE (Morgan Stanley Capital International Europe, Australasia and Far East) Index(2), which returned 25.79% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT SALES CHARGES. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund's country weightings were in line with the benchmark. Its sector weightings had modest tilts. For the reporting period, the Fund was overweighted to energy, utilities, and consumer discretionary and underweighted to staples, health care, and technology. The sector decisions contributed positively to performance, but weak stock selection within materials, staples, and financials, the largest component of the benchmark, ultimately resulted in the Fund trailing its benchmark for the period.

      Overall, the international markets provided investors with strong returns over the last year, with most generated in the fourth quarter of 2004, when international stocks were up over 15%. The European markets did well along with the Japanese markets, which sprang to life late in the period, advancing 20% in the third quarter of 2005.

      During the period, value stocks posted only modest results. Typically, when value stocks lead the market, the portfolio's overweighting in this area proves beneficial. The Fund's exposure to mid cap stocks helped relative performance as they continued to outperform the bigger names in the international markets. The Fund typically has a bias for mid cap companies that are ignored by other investors because of poor past performance.

      The Fund's overweighting in the energy sector helped performance because of rising oil and gas prices worldwide. Top-performing energy stocks in the portfolio included ERG Spa, OMV, and Repsol.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund's sector exposures did not change dramatically during the period. The portfolio's energy weighting increased because of strong results in that sector. In contrast, our weighting in consumer staples and consumer discretionary stocks decreased. Among the top holdings in the Fund, we increased our exposure to several financial holdings, including Societe Generale and Sumitomo Trust. We also initiated a number of positions, including Vivendi, Nippon Mitsubishi Oil, and Daiichi Sankyo Co. We sold Daiichi Pharmaceutical and Joyo Bank in Japan.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The Fund is conservatively positioned and consistently trades at a significant valuation discount compared to the market, with a bias toward mid cap stocks relative to the benchmark. From a sector standpoint, the Fund is underweighted in the health care, consumer staples, and technology sectors as we put our emphasis on what we believe to be better opportunities in the financials, utilities and energy sectors going forward.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTING IN FOREIGN SECURITIES PRESENTS CERTAIN RISKS THAT MAY NOT BE PRESENT IN DOMESTIC SECURITIES, INCLUDING CURRENCY FLUCTUATION, THE POTENTIAL FOR DIPLOMATIC AND POLITICAL INSTABILITY, REGULATORY AND LIQUIDITY RISKS, FOREIGN TAXATION AND DIFFERENCES IN AUDITING AND OTHER FINANCIAL STANDARDS. THESE RISKS ARE GENERALLY INTENSIFIED IN EMERGING MARKETS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK. CONSULT THE FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.


      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND was named the Wells Fargo Overseas Fund. Performance shown for the Class B and Class C shares of the Fund for periods prior to April 11, 2005 reflects the performance of the Class A shares of the Fund, adjusted to reflect the respective class' expenses. Performance shown for the Administrator Class shares for periods prior to April 11, 2005 reflects the performance of the Class A shares of the Fund and includes fees and expenses that are not applicable to and higher than those of the Administrator Class shares.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1)(%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                                     Including Sales Charge             Excluding Sales Charge
                                                                 -------------------------------   --------------------------------
                                                                 6-Month*  1 Year   Life of Fund   6-Month*   1 Year   Life of Fund
                                                                 --------  ------   ------------   --------   ------   ------------
International Value Fund - Class A (Inception date 10/31/2003)     1.04    16.91        18.99        7.20     24.04       22.73
International Value Fund - Class B (Inception date 4/11/2005)      1.73    18.04        20.02        6.73     23.04       21.77
International Value Fund - Class C (Inception date 4/11/2005)      5.73    22.04        21.77        6.73     23.04       21.77
International Value Fund - Administrator Class
(Inception date 4/11/2005)                                                                           7.28     24.13       22.77
Benchmark
   MSCI/EAFE Index(2)                                                                                9.26     25.79       21.20

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3)(AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.93
Price to Earnings Ratio (trailing 12 months)                              12.22x
Price to Book Ratio                                                        1.86x
Median Market Cap. ($B)                                                   $6.70
Portfolio Turnover(5)                                                        14%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

PORTFOLIO COMPOSITION(3)(AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THR FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Continental Europe                                                         (44%)
Japan                                                                      (24%)
Southeast Asia                                                              (3%)
United Kingdom                                                             (24%)
Australia                                                                   (5%)

TEN LARGEST EQUITY HOLDINGS(3,4)(AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Toyota Motor Corporation                                                   3.08%
Royal Dutch Shell plc Class B                                              2.48%
UBS AG                                                                     2.45%
BNP Paribas SA                                                             2.16%
Barclays plc                                                               2.08%
Repsol YPF SA                                                              1.87%
Lloyds TSB Group plc                                                       1.84%
Endesa SA                                                                  1.81%
Societe Generale                                                           1.77%
Nippon Telegraph & Telephone Corporation                                   1.69%

GROWTH OF $10,000 INVESTMENT(6)(AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THR FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              [PLOT POINTS TO COME]

--------------------------------------------------------------------------------
(2) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI/EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and portfolio composition are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics, portfolio holdings and portfolio composition.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(6) The chart compares the performance of the WELLS FARGO ADVANTAGE INTERNATIONAL VALUE FUND Class A and Administrator Class shares for the life of the Fund with the MSCI/EAFE Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,
      LLC                                   Cadence Capital Management LLC

FUND MANAGERS                          INCEPTION DATE
      William B. Bannick, CFA               8/31/2001
      Robert L. Fitzpatrick, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 19.52%(1) (excluding sales charges) for the twelve-month period ending September 30, 2005, outperforming the Russell 1000(R) Growth Index(2), which returned 11.60%, and the S&P 500 Index(3), which returned 12.25% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Our holdings in the energy sector were the greatest contributor to performance of the Fund during the reporting period. Energy prices had been on the rise for most of the period, and then spiked toward the end of the third quarter of 2005, after two devastating hurricanes pounded the U.S. Gulf Coast, disrupting the region's energy infrastructure.

      Technology stock prices remained volatile during the period, reflecting earnings' uncertainties. A few companies, such as Apple Computers, which is held in the portfolio, bucked the trend and posted positive returns.

      Consumers benefited from rising income and home values, leading to strong consumer confidence during most of the period. As a result, hotel and restaurant earnings were strong, as were retail sales, especially in the high-end marketplace. The portfolio holds MGM Mirage, Starwood Hotels, and Marriott International, which were among the top performing hotels during the period, and we had recently purchased holdings in high-end retailer Tiffany. The financial sector is operating in a difficult, rising interest rate environment, but within this group our insurance and capital markets holdings did very well.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      An integral part of our management process is that we maintain a portfolio of 80 to 90 stocks that are approximately equally weighted. As a holding approaches a 2% position in the portfolio, we review it to potentially trim the position back so that one stock cannot disproportionately impact performance. If we like the fundamentals of a company and its industry, we may occasionally hold it a bit longer, but we would not likely add to it at that point.

      The changes that we made to the portfolio during the period included trimming MGM Mirage and Apple Computers to take advantage of positive returns and balance our weightings, and adding to our Prudential Financial position to take advantage of its lower pricing and potential for future growth.

      In addition, we lowered our holdings in the industrial and consumer staples sectors. We found some promising health care companies in biotech, which we added, and we've taken on some financial companies since last year, mainly capital markets and some insurance and real estate related companies. Most recently, given high energy costs and rising interest rates, we've become more cautious on the consumer sector, selling several retailers including Federated and JC Penney.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe there may be some slowing in the economic expansion over the next several months resulting from the continued rise in energy costs and the impact it may have on the consumer. However, since our process is based on bottom-up fundamental analysis, we believe we may be able to continue to find investments in strong companies that are still reasonably priced.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND - Administrator Class was named the Wells Fargo Large Cap Appreciation Fund -Institutional Class.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                         Including Sales Charge             Excluding Sales Charge
                                                    --------------------------------   --------------------------------
                                                    6-Month*   1-Year   Life of Fund   6-Month*   1-Year   Life of Fund
Large Cap Appreciation Fund - Class A
(Inception date 8/31/01)                              1.46      12.65       2.45         7.65      19.52       3.95
Large Cap Appreciation Fund - Class B
(Inception date 8/31/01)                              2.16      13.60       2.70         7.16      18.60       3.15
Large Cap Appreciation Fund - Class C
(Inception date 8/31/01)                              6.26      17.58       3.17         7.26      18.58       3.17
Large Cap Appreciation Fund - Administrator Class
(Inception date 8/31/01)                                                                 7.68      19.70       4.17
Benchmarks
   Russell 1000(R) Growth Index(2)                                                       6.57      11.60       1.29
   S&P 500 Index(3)                                                                      5.02      12.25       3.75

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.10
Price to Earnings Ratio (trailing 12 months)                              18.24x
Price to Book Ratio                                                        2.99x
Median Market Cap. ($B)                                                  $21.13
Portfolio Turnover(6)                                                       133%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (11%)
Consumer Staples                                                            (2%)
Energy                                                                     (12%)
Financials                                                                 (17%)
Health Care                                                                (17%)
Industrials                                                                (12%)
Information Technology                                                     (16%)
Materials                                                                   (2%)
Telecommunications Services                                                 (3%)
Utilities                                                                   (3%)
Cash                                                                        (5%)

TEN LARGEST EQUITY HOLDINGS(4,5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Amgen Incorporated                                                         1.93%
Microsoft Incorporated                                                     1.81%
Harris Corporation                                                         1.69%
Texas Instruments Incorporated                                             1.67%
Wellpoint Incorporated                                                     1.65%
UnitedHealth Group Incorporated                                            1.64%
Apple Computer Incorporated                                                1.63%
Boeing Company                                                             1.61%
Peabody Energy Corporation                                                 1.56%
Phelps Dodge Corporation                                                   1.54%

GROWTH OF $10,000 INVESTMENT(7) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

(3) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and portfolio holdings.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION FUND Class A and Administrator Class shares for the life of the Fund with the Russell 1000(R) Growth Index and S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND (the Fund) seeks long-term capital appreciation by investing primarily in large, domestic companies that we believe have superior growth potential.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,
      LLC                                   Peregrine Capital Management, Inc.

FUND MANAGERS                          INCEPTION DATE
      John Dale, CFA                        12/31/1982
      Gary Nussbaum, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 10.48%(1) (excluding sales charges) for the twelve-month period ending September 30, 2005, underperforming the Russell 1000(R) Growth Index(2), which returned 11.60%, and the S&P 500 Index(3), which returned 12.25% during the same period during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE
--------------------------------------------------------------------------------

      Investors have reacted with uncertainty about the economy over the past several years as a result of terrorism, two wars, recession, and the Internet bubble burst, which impacted growth stock valuations disproportionately. Rapid earnings growth has been common, boosting lower quality, value-oriented issues relative to high-quality growth. Most companies have been selling near the market's average price-to-earnings multiple, regardless of earnings growth or fundamental quality differences. During the full 12-month period with growth stocks "out-of-favor," the Fund underperformed both the S&P 500 Index, which is a blend of both growth and value stocks, and the Russell 1000 Growth Index, which represents a broader spectrum of growth stocks than the Fund's concentrated emphasis on high-quality growth companies. During the period, lower-quality growth stocks within the Russell 1000 Growth Index have represented an increased weighting within the Index. The Fund steadfastly maintained its high quality emphasis and was rewarded in the final six months of the reporting period, when it outperformed both the Russell 1000 Growth Index and the S&P 500 Index.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The Fund invests in companies able to sustain rapid earnings growth and high profitability over a long period. Our style focuses on 30 to 50 of the highest quality issues in this category, seeking to maximize growth opportunities while attempting to reduce fundamental risk. These characteristics may go in and out of favor over cycles, so the Fund seeks to benefit by fully participating in these companies for the long term. Hence, changes to fund holdings remained very low, and in line with the fund's historical average.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that many large companies may produce average earnings growth over the next several years. This environment opens the door for a select number of high-quality, high-volume growth companies to significantly differentiate themselves from the competition. We believe this may prove to be positive for a few dominant, low-cost, high growth companies that we hold. Valuations appear to be extremely attractive to us and we're starting to see mid- to large-cap growth stocks beginning to perform better.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND was named the Wells Fargo Large Company Growth Fund. Performance shown for the Class A and Class B shares of the Fund for periods prior to November 8, 1999 reflects the performance shown for the applicable share class of the Norwest Advantage Large Company Growth Fund, its predecessor fund. Performance shown for the Class A shares for periods prior to October 1, 1998, reflects the performance of the Administrator Class shares of the Fund adjusted to reflect Class A sales charges and expenses. Performance shown for the Class B shares for periods prior to October 1, 1998, reflects the performance shown for the Administrator Class shares of the Fund adjusted to reflect Class B sales charges and expenses. Performance shown for the Class C shares for periods prior to November 8, 1999, reflects the performance shown for the Class B shares adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND - Administrator Class was named the WELLS FARGO LARGE COMPANY GROWTH FUND - Institutional Class. Performance shown for the Administrator Class shares prior to November 8, 1999 reflects the performance shown for the Institutional Class shares of Norwest Advantage Large Company Growth Fund, its predecessor fund. For periods prior to April 11, 2005, the WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND - Institutional Class was named the Wells Fargo Large Company Growth Fund - Select Class. Performance shown for the Institutional Class shares for periods prior to June 30, 2004 reflects the performance shown for the Administrator Class shares of the Fund adjusted to reflect Institutional Class expenses.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge                 Excluding Sales Charge
                                                  ------------------------------------   ------------------------------------
                                                  6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
Large Company Growth Fund - Class A                 3.48       4.12   (8.78)     7.74      9.79      10.48   (7.69)     8.38
Large Company Growth Fund - Class B                 4.36       4.63   (8.87)     7.66      9.36       9.63   (8.30)     7.66
Large Company Growth Fund - Class C                 8.34       8.61   (8.29)     7.67      9.34       9.61   (8.29)     7.67
Large Company Growth Fund - Class Z                                                        9.67      10.25   (7.87)     8.09
Large Company Growth Fund - Administrator Class                                            9.91      10.73   (7.48)     8.54
Large Company Growth Fund - Institutional Class                                           10.01      10.96   (7.43)     8.57
Benchmarks
   Russell 1000(R) Growth Index(2)                                                         6.57      11.60   (8.64)     6.89
   S&P 500 Index(3)                                                                        5.02      12.25   (1.49)     9.49

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.30
Price to Earnings Ratio (trailing 12 months)                              23.00x
Price to Book Ratio                                                        4.20x
Median Market Cap. ($B)                                                  $48.60
Portfolio Turnover(6)                                                        18%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (19%)
Consumer Staples                                                            (2%)
Financials                                                                 (21%)
Health Care                                                                (15%)
Industrials                                                                 (4%)
Information Technology                                                     (38%)
Cash                                                                        (1%)

TEN LARGEST EQUITY HOLDINGS(4,5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

eBay Incorporated                                                          7.42%
Goldman Sachs Group Incorporated                                           6.61%
Medtronic Incorporated                                                     6.42%
Microsoft Corporation                                                      5.74%
Charles Schwab Corporation                                                 4.23%
Genentech Incorporated                                                     4.03%
Paychex Incorporated                                                       3.87%
American International Group Incorporated                                  3.83%
Intel Corporation                                                          3.73%
Franklin Resources Incorporated                                            3.53%

GROWTH OF $10,000 INVESTMENT(7) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                              [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

Performance shown for the Class Z shares for periods prior to April 11, 2005 reflects the performance shown for the Administrator Class shares of the Fund, and for periods prior to November 8, 1999 reflects the performance shown for the Institutional Class shares of Norwest Advantage Large Company Growth Fund, its predecessor fund.

(2) The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

(3) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and portfolio holdings.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH FUND Class A and Administrator Class shares for the most recent ten years with the Russell 1000(R) Growth Index and S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND (the Fund) seeks to provide long-term capital appreciation by investing in smaller domestic companies.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Peregrine Capital Management, Inc.

FUND MANAGERS                            INCEPTION DATE
     Daniel J. Hagen, CFA                     12/31/1982
     Robert B. Mersky, CFA
     Paul E. von Kuster, CFA
     Wiliam A. Grierson
     James P. Ross, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 15.92%(1) (excluding sales charges) for the twelve-month period ending September 30, 2005, underperforming the Russell 2000(R) Growth Index(2), which returned 17.97%, and the Russell 2000(R) Index(3), which returned 17.95% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Energy stocks were the only group to produce significant outperformance vs. the benchmark during the period. There are very few growth stocks in this commodity sector, where we are typically between underweight and market weight. We are a growth manager, with greater concentrations in growth sectors like technology, software, healthcare and business services. All of these groups lagged the benchmark. Because we focus only on fast growing companies, the Fund's companies also have more rapid forecast earnings growth than the benchmark (23% for the Fund vs. 19% for the benchmark). With growth out of favor, these sector differences and our higher growth rate hurt relative performance, with the worst impact occurring in the first calendar quarter of 2005. From the end of the first quarter through 9/30/05, the Fund has beaten the benchmark index by 65 basis points.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our research process focuses on identifying companies characterized by rapid earnings growth prospects or significant change, and are selling at a discount to their fundamental intrinsic value. As these companies generate strong earnings performance, they become more widely followed, investors gain confidence in them, and their stock prices rise, leading to potentially superior investment performance.

      During the period, six companies held in the portfolio, including Macromedia, Vicuron, and BEI Technologies, were bought out by larger firms. The most notable sector level changes during the period were a decrease in both our already small financial and technology weightings and an increase in health care. Relative to the benchmark, the Fund remains underweighted in financials and overweighted in both health care and technology.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      The outperformance by small company value stocks over small company growth stocks is at a statistical extreme, which we believe to be unusual and unlikely to persist. A more balanced view of risk, along with increasingly attractive relative valuations, give us confidence that small company growth stocks are poised for a period of potentially strong relative performance. The Small Company Growth Fund, which focuses on investing in the highest growth segment of the market, may benefit as growth stocks return to favor.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO FOREIGN INVESTMENTS RISK. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for Class A, Class B and Class C shares of the Fund for periods prior to January 30, 2004 reflects the performance shown of the Administrator Class shares of the Fund adjusted to reflect applicable sales charges and expenses, and for periods prior to November 8, 1999 reflects the performance shown of the Institutional Class shares of Norwest Advantage Small Company Growth Fund, its predecessor fund. Prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown for the Administrator Class shares for periods prior to November 8, 1999 reflects the performance shown of the Institutional Class shares of Norwest Advantage Small Company Growth Fund, its predecessor fund.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                         Including Sales Charge                Excluding Sales Charge
                                                  -----------------------------------   ------------------------------------
                                                  6-Month*  1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                                  --------  ------   ------   -------   --------   ------   ------   -------
Small Company Growth Fund - Class A                 4.17      9.25    0.48      6.09     10.53      15.92    1.68      6.72
Small Company Growth Fund - Class B                 5.15     10.08    0.54      5.93     10.15      15.08    0.93      5.93
Small Company Growth Fund - Class C                 9.12     14.06    1.06      6.00     10.12      15.06    1.06      6.00
Small Company Growth Fund - Administrator Class                                          10.67      16.22    1.93      6.98
Benchmarks
   Russell 2000(R) Growth Index(2)                                                       10.02      17.97   (2.54)     4.67
   Russell 2000(R) Index(3)                                                               9.21      17.95    6.45      9.37

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                0.82
Price to Earnings Ratio (trailing 12 months)                         25.00x
Price to Book Ratio                                                   3.50x
Median Market Cap. ($B)                                              $0.90
Portfolio Turnover(6)                                                  142%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (13%)
Energy                                                                      (8%)
Financials                                                                  (4%)
Health Care                                                                (27%)
Industrials                                                                (15%)
Information Technology                                                     (26%)
Materials                                                                   (3%)
Telecommunications Services                                                 (1%)
Cash                                                                        (3%)

TEN LARGEST EQUITY HOLDINGS(4,5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Integrated Device Technology Incorporated                                  1.72%
Jarden Corporation                                                         1.62%
Quiksilver Incorporated                                                    1.50%
Regal-Beloit Corporation                                                   1.43%
Human Genome Sciences Incorporated                                         1.42%
Medicines Company                                                          1.39%
PMC-Sierra Incorporated                                                    1.35%
Tekelec                                                                    1.32%
World Fuel Services Corporation                                            1.31%
Thoratec                                                                   1.31%

GROWTH OF $10,000 INVESTMENT(7) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

(2) The Russell 2000(R) Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

(3) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an index.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and portfolio holdings.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH FUND Class A and Administrator Class shares for the most recent ten years with the Russell 2000(R) Growth Index and Russell 2000(R) Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND (the Fund) seeks long-term capital appreciation.

EFFECTIVE NOVEMBER 1, 2005, THIS FUND IS CLOSED TO NEW INVESTORS.

ADVISER                                  SUB-ADVISER
     Wells Fargo Funds Management, LLC        Peregrine Capital Management, Inc.

FUND MANAGERS                            INCEPTION DATE
     Tasso H. Coin, Jr., CFA                  6/1/1997
     Douglas G. Pugh, CFA
     Jason R. Ballsrud, CFA


HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 23.97%(1) (excluding sales charges) for the twelve-month period ending September 30, 2005, outperforming the Russell 2000(R) Index(2), which returned 17.95%, and the Russell 2000(R) Value Index(3) , which returned 17.75%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Over the reporting period, the U.S. economy delivered respectable gross domestic product (GDP) growth in the 3% range. This growth in the economy translated into solid growth for small company earnings. Our disciplined small-cap value style was able to leverage this return by buying companies that were selling at dramatic discounts relative to their peers. During the period, small cap stocks slightly outperformed large cap stocks, and within the small cap style, small-cap growth stocks slightly outperformed small-cap value stocks. Strong stock selection was the key reason for our outperformance relative to the benchmark.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our portfolio construction process places an emphasis on bottom-up stock selection as opposed to sector rotation. Over the past year, most sector weightings in the portfolio did not change significantly. An exception was in the energy sector, which performed very well due to rising commodity prices. An example from our portfolio is Carrizo Oil & Gas, a small energy exploration and production company that was relatively unknown on Wall Street when we first purchased it back in September of 2004 at $8.70 per share. Today, the company trades for around $28 per share.

      During the period, we have seen takeover activity returning to the small cap marketplace, with our holdings in York International, Amegy Bancorp, and NDC Health receiving takeover offers. We expect this trend to continue through the end of the year, as larger cap buyers are flush with cash and looking for ways to grow through acquisition.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      As earnings continue to grow, we believe the markets will move higher, but not at the pace experienced over the past two years. We will continue our objective of exceeding our benchmark returns to generate strong absolute and relative returns by maintaining diversification among sectors; staying focused on small cap stocks; and ensuring valuation and bottom-up fundamentals drive our buy/sell decision-making process.

      We continue to see opportunities to add performance by identifying companies likely to become takeover candidates. We foresee an increased level of takeover activity as acquiring managements will be looking for ways to deploy capital and grow cash flows.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. FUNDS THAT INVEST IN SMALLER COMPANIES INVOLVE ADDITIONAL RISKS BECAUSE THESE COMPANIES OFTEN HAVE LIMITED FINANCIAL RESOURCES, AND THEIR STOCKS TEND TO BE MORE VOLATILE AND LESS LIQUID THAN THOSE OF LARGER COMPANIES. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown for the Class A and Class B shares of the Fund for periods prior to January 31, 2002, and Class C shares for periods prior to August 31, 2002, reflects the performance of the Small Company Value Master Portfolio, a master portfolio in which the Fund invests, adjusted to reflect the appropriate fees and expenses. The Small Company Value Master Portfolio has a substantially identical investment objective and investment strategy as the Fund. For periods prior to April 11, 2005, the Administrator Class was named the Institutional Class. Performance shown for the Administrator Class shares for periods prior to January 31, 2002 reflects the performance of the Small Company Value Master Portfolio, a master portfolio in which the Fund invests, adjusted to reflect the Administrator Class fees and expenses. The Small Company Value Master Portfolio has a substantially identical investment objective and investment strategy as the Fund.

PERFORMANCE HIGHLIGHTS                WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                             Including Sales Charge                 Excluding Sales Charge
                                                      ------------------------------------   ------------------------------------
                                                                                   Life of                                Life of
                                                      6-Month*   1-Year   5-Year     Fund    6-Month*   1-Year   5-Year     Fund
Small Company Value Fund -
   Class A (Inception Date 1/31/2002)                   4.03      16.84    16.52     12.81     10.38     23.97    17.90    13.61
Small Company Value Fund -
   Class B (Inception Date 1/31/2002)                   4.94      18.01    16.80     12.76      9.94     23.01    17.02    12.76
Small Company Value Fund -
   Class C (Inception Date 8/30/02)                     9.02      22.11    17.02     12.76     10.02     23.11    17.02    12.76
Small Company Value Fund -
   Administrator Class (Inception Date 1/31/2002)                                              10.52     24.21    18.14    13.82
Benchmarks
   Russell 2000(R) Index(2)                                                                     9.21     17.95     6.45     8.33
   Russell 2000(R) Value Index(3)                                                               8.33     17.75    15.18    11.94

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                0.95
Price to Earnings Ratio (trailing 12 months)                         17.10x
Price to Book Ratio                                                   1.80x
Median Market Cap. ($B)                                              $0.83
Portfolio Turnover(6)                                                   70%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                     (21%)
Consumer Staples                                                            (2%)
Energy                                                                      (3%)
Financials                                                                 (25%)
Health Care                                                                 (5%)
Industrials                                                                (16%)
Information Technology                                                     (14%)
Telecommunications Services                                                 (4%)
Materials                                                                   (5%)
Utilities                                                                   (2%)
Cash                                                                        (3%)

TEN LARGEST EQUITY HOLDINGS(4,5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

CKE Restaurants Incorporated                                               1.76%
Performance Food Group Company                                             1.51%
Avocent Corporation                                                        1.47%
Aztar Corporation                                                          1.40%
Emulex Corporation                                                         1.38%
Armor Holdings Incorporated                                                1.33%
Interline Brands Incorporated                                              1.31%
Airtran Holdings Incorporated                                              1.31%
Orbital Sciences Corporation                                               1.30%
Genesis Healthcare Corporation                                             1.28%

GROWTH OF $10,000 INVESTMENT(7) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                             [PLOT POINTS TO COME]

--------------------------------------------------------------------------------

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, which represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. You cannot invest directly in an index.

(3) The Russell 2000(R) Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and portfolio holdings.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(6) Portfolio turnover rate represents the activity from the Fund's investment in a single Master Portfolio.

(7) The chart compares the performance of the WELLS FARGO ADVANTAGE SMALL COMPANY VALUE FUND Class A and Administrator Class shares for the life of the Fund with the Russell 2000(R) Index and Russell 2000(R) Value Index. The chart assumes a hypothetical investment of $10,000 in Class A and Administrator Class shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                         FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                      Beginning      Ending
                                                       Account       Account       Expenses     Net Annual
                                                        Value         Value      Paid During      Expense
                                                     04/01/2005    09/30/2005     Period(1)        Ratio
C & B Large Cap Value Fund
----------------------------------------------------------------------------------------------------------
C&B Large Cap Value Fund - Class A
Actual                                                $1,000.00     $1,004.70       $ 6.03         1.20%
Hypothetical (5% return before expenses)              $1,000.00     $1,019.05       $ 6.07         1.20%
C&B Large Cap Value Fund - Class B
Actual                                                $1,000.00     $1,001.20       $ 9.78         1.95%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.29       $ 9.85         1.95%
C&B Large Cap Value Fund - Class C
Actual                                                $1,000.00     $1,001.20       $ 9.78         1.95%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.29       $ 9.85         1.95%
C&B Large Cap Value Fund - Class D
Actual                                                $1,000.00     $1,005.80       $ 6.03         1.20%
Hypothetical (5% return before expenses)              $1,000.00     $1,019.05       $ 6.07         1.20%
C&B Large Cap Value Fund - Administrator Class
Actual                                                $1,000.00     $1,007.00       $ 4.78         0.95%
Hypothetical (5% return before expenses)              $1,000.00     $1,020.31       $ 4.81         0.95%
C&B Large Cap Value Fund - Institutional Class
Actual                                                $1,000.00     $1,008.10       $ 3.52         0.70%
Hypothetical (5% return before expenses)              $1,000.00     $1,021.56       $ 3.55         0.70%
Diversified Equity Fund
----------------------------------------------------------------------------------------------------------
Diversified Equity Fund - Class A
Actual                                                $1,000.00     $1,065.30       $ 6.47         1.25%
Hypothetical (5% return before expenses)              $1,000.00     $1,018.80       $ 6.33         1.25%
Diversified Equity Fund - Class B
Actual                                                $1,000.00     $1,061.50       $10.34         2.00%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.04       $10.10         2.00%
Diversified Equity Fund - Class C
Actual                                                $1,000.00     $1,061.70       $10.34         2.00%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.04       $10.10         2.00%

FUND EXPENSES                         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                      Beginning      Ending
                                                       Account       Account       Expenses     Net Annual
                                                        Value         Value      Paid During      Expense
                                                     04/01/2005    09/30/2005     Period(1)        Ratio
Diversified Equity Fund - Administrator Class
Actual                                                $1,000.00     $1,101.40       $ 6.82         1.00%
Hypothetical (5% return before expenses)              $1,000.00     $1,020.05       $ 5.06         1.00%
Diversified Small Cap Fund
----------------------------------------------------------------------------------------------------------
Diversified Small Cap Fund - Administrator Class
Actual                                                $1,000.00     $1,100.70       $ 6.27         1.19%
Hypothetical (5% return before expenses)              $1,000.00     $1,019.10       $ 6.02         1.19%
Equity Income Fund
----------------------------------------------------------------------------------------------------------
Equity Income Fund - Class A
Actual                                                $1,000.00     $1,039.90       $ 5.63         1.10%
Hypothetical (5% return before expenses)              $1,000.00     $1,019.55       $ 5.57         1.10%
Equity Income Fund - Class B
Actual                                                $1,000.00     $1,036.00       $ 9.44         1.85%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.79       $ 9.35         1.85%
Equity Income Fund - Class C
Actual                                                $1,000.00     $1,036.10       $ 9.44         1.85%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.79       $ 9.35         1.85%
Equity Income Fund - Administrator Class
Actual                                                $1,000.00     $1,041.30       $ 4.35         0.85%
Hypothetical (5% return before expenses)              $1,000.00     $1,020.81       $ 4.31         0.85%
Equity Value Fund
----------------------------------------------------------------------------------------------------------
Equity Value Fund - Class A
Actual                                                $1,000.00     $1,083.90       $ 6.53         1.25%
Hypothetical (5% return before expenses)              $1,000.00     $1,018.80       $ 6.33         1.25%
Equity Value Fund - Class B
Actual                                                $1,000.00     $1,079.70       $10.43         2.00%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.04       $10.10         2.00%
Equity Value Fund - Class C
Actual                                                $1,000.00     $1,079.70       $10.43         2.00%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.04       $10.10         2.00%
Equity Value Fund - Administrator Class
Actual                                                $1,000.00     $1,085.50       $ 5.23         1.00%
Hypothetical (5% return before expenses)              $1,000.00     $1,020.05       $ 5.06         1.00%
Growth Equity Fund
----------------------------------------------------------------------------------------------------------
Growth Equity Fund - Class A
Actual                                                $1,000.00     $1,091.40       $ 7.86         1.50%
Hypothetical (5% return before expenses)              $1,000.00     $1,017.55       $ 7.59         1.50%
Growth Equity Fund - Class B
Actual                                                $1,000.00     $1,087.10       $11.77         2.25%
Hypothetical (5% return before expenses)              $1,000.00     $1,013.79       $11.36         2.25%
Growth Equity Fund - Class C
Actual                                                $1,000.00     $1,087.10       $11.77         2.25%
Hypothetical (5% return before expenses)              $1,000.00     $1,013.79       $11.36         2.25%
Growth Equity Fund - Administrator Class
Actual                                                $1,000.00     $1,092.90       $ 6.56         1.25%
Hypothetical (5% return before expenses)              $1,000.00     $1,018.80       $ 6.33         1.25%

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                         FUND EXPENSES
--------------------------------------------------------------------------------

                                                      Beginning      Ending
                                                       Account       Account       Expenses     Net Annual
                                                        Value         Value      Paid During      Expense
                                                     04/01/2005    09/30/2005     Period(1)        Ratio
Growth Equity Fund - Institutional Class
Actual(2)                                             $1,000.00     $1,094.40       $ 5.21         1.05%
Hypothetical (5% return before expenses)              $1,000.00     $1,019.80       $ 5.32         1.05%
International Value Fund
----------------------------------------------------------------------------------------------------------
International Value Fund - Class A
Actual                                                $1,000.00     $1,072.00       $ 7.79         1.50%
Hypothetical (5% return before expenses)              $1,000.00     $1,017.55       $ 7.59         1.50%
International Value Fund - Class B
Actual(2)                                             $1,000.00     $1,061.00       $14.85         3.04%
Hypothetical (5% return before expenses)              $1,000.00     $1,009.83       $15.32         3.04%
International Value Fund - Class C
Actual(2)                                             $1,000.00     $1,061.00       $22.96         4.70%
Hypothetical (5% return before expenses)              $1,000.00     $1,001.50       $23.58         4.70%
International Value Fund - Administrator Class
Actual(2)                                             $1,000.00     $1,066.30       $ 6.12         1.25%
Hypothetical (5% return before expenses)              $1,000.00     $1,018.80       $ 6.33         1.25%
Large Cap Appreciation Fund
----------------------------------------------------------------------------------------------------------
Large Cap Appreciation Fund - Class A
Actual                                                $1,000.00     $1,076.50       $ 6.51         1.25%
Hypothetical (5% return before expenses)              $1,000.00     $1,018.80       $ 6.33         1.25%
Large Cap Appreciation Fund - Class B
Actual                                                $1,000.00     $1,071.60       $10.39         2.00%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.04       $10.10         2.00%
Large Cap Appreciation Fund - Class C
Actual                                                $1,000.00     $1,072.60       $10.39         2.00%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.04       $10.10         2.00%
Large Cap Appreciation Fund - Administrator Class
Actual                                                $1,000.00     $1,076.80       $ 5.21         1.00%
Hypothetical (5% return before expenses)              $1,000.00     $1,020.05       $ 5.06         1.00%
Large Company Growth Fund
----------------------------------------------------------------------------------------------------------
Large Company Growth Fund - Class A
Actual                                                $1,000.00     $1,097.90       $ 6.31         1.20%
Hypothetical (5% return before expenses)              $1,000.00     $1,019.05       $ 6.07         1.20%
Large Company Growth Fund - Class B
Actual                                                $1,000.00     $1,093.60       $10.23         1.95%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.29       $ 9.85         1.95%
Large Company Growth Fund - Class C
Actual                                                $1,000.00     $1,093.40       $10.23         1.95%
Hypothetical (5% return before expenses)              $1,000.00     $1,015.29       $ 9.85         1.95%
Large Company Growth Fund - Administrator Class
Actual                                                $1,000.00     $1,099.10       $ 5.00         0.95%
Hypothetical (5% return before expenses)              $1,000.00     $1,020.31       $ 4.81         0.95%
Large Company Growth Fund - Institutional Class
Actual                                                $1,000.00     $1,100.10       $ 3.95         0.75%
Hypothetical (5% return before expenses)              $1,000.00     $1,021.31       $ 3.80         0.75%

FUND EXPENSES                         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                      Beginning      Ending
                                                       Account       Account       Expenses     Net Annual
                                                        Value         Value      Paid During      Expense
                                                     04/01/2005    09/30/2005     Period(1)        Ratio
Large Company Growth Fund - Class Z
Actual(2)                                             $1,000.00     $1,101.40       $ 6.82         1.37%
Hypothetical (5% return before expenses)              $1,000.00     $1,018.20       $ 6.93         1.37%
Small Company Growth Fund
----------------------------------------------------------------------------------------------------------
Small Company Growth Fund - Class A
Actual                                                $1,000.00     $1,105.30       $ 7.65         1.45%
Hypothetical (5% return before expenses)              $1,000.00     $1,017.80       $ 7.33         1.45%
Small Company Growth Fund - Class B
Actual                                                $1,000.00     $1,101.50       $11.59         2.20%
Hypothetical (5% return before expenses)              $1,000.00     $1,014.04       $11.11         2.20%
Small Company Growth Fund - Class C
Actual                                                $1,000.00     $1,101.20       $11.59         2.20%
Hypothetical (5% return before expenses)              $1,000.00     $1,014.04       $11.11         2.20%
Small Company Growth Fund - Administrator Class
Actual                                                $1,000.00     $1,106.70       $ 6.34         1.20%
Hypothetical (5% return before expenses)              $1,000.00     $1,019.05       $ 6.07         1.20%
Small Company Value Fund
----------------------------------------------------------------------------------------------------------
Small Company Value Fund - Class A
Actual                                                $1,000.00     $1,103.80       $ 7.12         1.35%
Hypothetical (5% return before expenses)              $1,000.00     $1,018.30       $ 6.83         1.35%
Small Company Value Fund - Class B
Actual                                                $1,000.00     $1,099.40       $11.16         2.12%
Hypothetical (5% return before expenses)              $1,000.00     $1,014.44       $10.71         2.12%
Small Company Value Fund - Class C
Actual                                                $1,000.00     $1,100.20       $11.11         2.11%
Hypothetical (5% return before expenses)              $1,000.00     $1,014.49       $10.66         2.11%
Small Company Value Fund - Administrator Class
Actual                                                $1,000.00     $1,105.20       $ 5.91         1.12%
Hypothetical (5% return before expenses)              $1,000.00     $1,019.45       $ 5.67         1.12%


(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

(2) THIS CLASS COMMENCED OPERATIONS ON APRIL 11, 2005. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 173/365 (TO REFLECT THE PERIOD FROM APRIL 11, 2005 TO SEPTEMBER 30, 2005).

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.85%

       N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                      $    516,268,731

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $516,168,052)                     516,268,731
                                                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $516,168,052)                                                       99.85%     $    516,268,731
OTHER ASSETS AND LIABILITIES, NET                                          0.15               769,254
                                                                         ------      ----------------
TOTAL NET ASSETS                                                         100.00%     $    517,037,985
                                                                         ======      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   DIVERSIFIED EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.37%

       N/A  WELLS FARGO ADVANTAGE C&B LARGE CAP VALUE PORTFOLIO                      $    112,794,833
       N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                             68,542,209
       N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                                 114,948,014
       N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                  115,705,626
       N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                         344,611,105
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                             51,614,579
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                           52,277,350
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                            51,828,148
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                            51,800,041
       N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                         34,683,085
       N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                          239,117,105
       N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                46,076,045
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                           46,574,858
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                            45,746,305

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,039,951,022)                 1,376,319,303
                                                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,039,951,022)                                                    100.37%     $  1,376,319,303
OTHER ASSETS AND LIABILITIES, NET                                         (0.37)           (5,016,083)
                                                                         ------      ----------------
TOTAL NET ASSETS                                                         100.00%     $  1,371,303,220
                                                                         ======      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   DIVERSIFIED SMALL CAP FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.97%

       N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                          $    187,801,388
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                          189,565,686
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                           186,769,020

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $474,974,509)                     564,136,094
                                                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $474,974,509)                                                       99.97%     $    564,136,094
OTHER ASSETS AND LIABILITIES, NET                                          0.03               181,545
                                                                         ------      ----------------
TOTAL NET ASSETS                                                         100.00%     $    564,317,639
                                                                         ======      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   EQUITY INCOME FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.21%
       N/A  WELLS FARGO ADVANTAGE EQUITY INCOME PORTFOLIO                            $  1,010,448,501

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $1,085,675,120)                 1,010,448,501
                                                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,085,675,120)                                                    100.21%     $  1,010,448,501
OTHER ASSETS AND LIABILITIES, NET                                         (0.21)           (2,146,809)
                                                                         ------      ----------------
TOTAL NET ASSETS                                                         100.00%     $  1,008,301,692
                                                                         ======      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   EQUITY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.55%
       N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                             $     69,351,819

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $67,514,198)                       69,351,819
                                                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $67,514,198)                                                        99.55%     $     69,351,819
OTHER ASSETS AND LIABILITIES, NET                                          0.45               313,746
                                                                         ------      ----------------
TOTAL NET ASSETS                                                         100.00%     $     69,665,565
                                                                         ======      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   GROWTH EQUITY FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.67%
       N/A  WELLS FARGO ADVANTAGE DISCIPLINED GROWTH PORTFOLIO                       $     27,899,008
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL CORE PORTFOLIO                             42,374,210
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                           43,015,179
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL INDEX PORTFOLIO                            42,630,294
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                            42,597,828
       N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                          167,830,050
       N/A  WELLS FARGO ADVANTAGE SMALL CAP INDEX PORTFOLIO                                65,916,100
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                           66,869,849
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                            65,376,261

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $388,573,243)                     564,508,779
                                                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $388,573,243)                                                      100.67%     $    564,508,779
OTHER ASSETS AND LIABILITIES, NET                                         (0.67)           (3,730,050)
                                                                         ------      ----------------
TOTAL NET ASSETS                                                         100.00%     $    560,778,729
                                                                         ======      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 96.24%
       N/A  WELLS FARGO ADVANTAGE INTERNATIONAL VALUE PORTFOLIO                      $        907,667

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $854,230)                             907,667
                                                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $854,230)                                                           96.24%     $        907,667
OTHER ASSETS AND LIABILITIES, NET                                          3.76                35,438
                                                                         ------      ----------------
TOTAL NET ASSETS                                                         100.00%     $        943,105
                                                                         ======      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.84%
       N/A  WELLS FARGO ADVANTAGE LARGE CAP APPRECIATION PORTFOLIO                   $     53,523,266

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $46,319,928)                       53,523,266
                                                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $46,319,928)                                                        99.84%     $     53,523,266
OTHER ASSETS AND LIABILITIES, NET                                          0.16                88,055
                                                                         ------      ----------------
TOTAL NET ASSETS                                                         100.00%     $     53,611,321
                                                                         ======      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.98%
       N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                     $  2,812,706,314

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $2,488,382,085)                 2,812,706,314
                                                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,488,382,085)                                                     99.98%     $  2,812,706,314
OTHER ASSETS AND LIABILITIES, NET                                          0.02               513,461
                                                                         ------      ----------------
TOTAL NET ASSETS                                                         100.00%     $  2,813,219,775
                                                                         ======      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.02%
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY GROWTH PORTFOLIO                     $    526,235,314

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $509,955,652)                     526,235,314
                                                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $509,955,652)                                                      100.02%     $    526,235,314
OTHER ASSETS AND LIABILITIES, NET                                         (0.02)              (97,013)
                                                                         ------      ----------------
TOTAL NET ASSETS                                                         100.00%     $    526,138,301
                                                                         ======      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------

FACE/SHARE
AMOUNT      SECURITY NAME                                                                  VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 99.53%
       N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                      $    232,565,719

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $211,746,153)                     232,565,719
                                                                                     ----------------
TOTAL INVESTMENTS IN SECURITIES
(COST $211,746,153)                                                       99.53%     $    232,565,719
OTHER ASSETS AND LIABILITIES, NET                                          0.47             1,099,693
                                                                         ------      ----------------
TOTAL NET ASSETS                                                         100.00%     $    233,665,412
                                                                         ======      ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                                                C&B LARGE CAP
                                                                                                                   VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ...............................................................  $ 516,268,731
                                                                                                                -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........................................................    516,268,731
                                                                                                                -------------
   CASH ......................................................................................................         25,000
   RECEIVABLE FOR FUND SHARES ISSUED .........................................................................      1,386,633
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .........................................................              0
   PREPAID EXPENSES AND OTHER ASSETS .........................................................................          1,369
                                                                                                                -------------
TOTAL ASSETS .................................................................................................    517,681,733
                                                                                                                -------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ..........................................................................        487,860
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....................................................         57,705
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...................................................         98,183
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................................................................              0
                                                                                                                -------------
TOTAL LIABILITIES ............................................................................................        643,748
                                                                                                                -------------
TOTAL NET ASSETS .............................................................................................  $ 517,037,985
                                                                                                                -------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ...........................................................................................  $ 506,240,413
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................................................      1,617,355
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................................      9,079,538
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
      LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ..........................................................        100,679
                                                                                                                -------------
TOTAL NET ASSETS .............................................................................................  $ 517,037,985
                                                                                                                -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ......................................................................................  $  51,719,407
   SHARES OUTSTANDING - CLASS A ..............................................................................      5,999,806
   NET ASSET VALUE PER SHARE - CLASS A .......................................................................  $        8.62
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .............................................................  $        9.15
   NET ASSETS - CLASS B ......................................................................................  $  24,296,198
   SHARES OUTSTANDING - CLASS B ..............................................................................      2,839,257
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ....................................................  $        8.56
   NET ASSETS - CLASS C ......................................................................................  $  13,075,015
   SHARES OUTSTANDING - CLASS C ..............................................................................      1,528,009
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ....................................................  $        8.56
   NET ASSETS - CLASS D ......................................................................................  $ 163,463,638
   SHARES OUTSTANDING - CLASS D ..............................................................................     18,967,142
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ....................................................  $        8.62
   NET ASSETS - ADMINISTRATOR CLASS ..........................................................................  $ 201,180,651
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ..................................................................     23,293,142
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ........................................  $        8.64
   NET ASSETS - INSTITUTIONAL CLASS ..........................................................................  $  63,303,076
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ..................................................................      7,303,106
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ........................................  $        8.67
                                                                                                                -------------
INVESTMENTS AT COST ..........................................................................................  $ 516,168,052
                                                                                                                -------------

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                               DIVERSIFIED      DIVERSIFIED           EQUITY
                                                                               EQUITY FUND   SMALL CAP FUND      INCOME FUND
----------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ..........................  $ 1,376,319,303  $   564,136,094  $ 1,010,448,501
                                                                           ---------------  ---------------  ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................    1,376,319,303      564,136,094    1,010,448,501
                                                                           ---------------  ---------------  ---------------
   CASH .................................................................           25,000           25,000                0
   RECEIVABLE FOR FUND SHARES ISSUED ....................................          196,165        1,457,818          301,131
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ....................                0                0           18,893
   PREPAID EXPENSES AND OTHER ASSETS ....................................                0            9,473                0
                                                                           ---------------  ---------------  ---------------
TOTAL ASSETS ............................................................    1,376,540,468      565,628,385    1,010,768,525
                                                                           ---------------  ---------------  ---------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED .....................................        4,616,994          991,825        2,234,887
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................          292,669          192,452                0
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..............          304,775          126,469          225,572
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............................           22,810                0            6,374
                                                                           ---------------  ---------------  ---------------
TOTAL LIABILITIES .......................................................        5,237,248        1,310,746        2,466,833
                                                                           ---------------  ---------------  ---------------
TOTAL NET ASSETS ........................................................  $ 1,371,303,220  $   564,317,639  $ 1,008,301,692
                                                                           ---------------  ---------------  ---------------

NET ASSETS CONSIST OF:
----------------------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................  $   881,146,826  $   425,132,863  $   908,519,804
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................        3,837,318          (55,689)         339,708
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................      149,950,795       50,078,880      174,668,799
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
      IN FOREIGN CURRENCIES .............................................      336,368,281       89,161,585      (75,226,619)
                                                                           ---------------  ---------------  ---------------
TOTAL NET ASSETS ........................................................  $ 1,371,303,220  $   564,317,639  $ 1,008,301,692
                                                                           ---------------  ---------------  ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
----------------------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .................................................  $   118,140,431              N/A  $   185,532,717
   SHARES OUTSTANDING - CLASS A .........................................        2,819,490              N/A        5,123,334
   NET ASSET VALUE PER SHARE - CLASS A ..................................  $         41.90              N/A  $         36.21
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ........................  $         44.46              N/A  $         38.42
   NET ASSETS - CLASS B .................................................  $    65,245,290              N/A  $    59,606,494
   SHARES OUTSTANDING - CLASS B .........................................        1,615,810              N/A        1,645,450
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...............  $         40.38              N/A  $         36.23
   NET ASSETS - CLASS C .................................................  $     7,169,553              N/A  $     6,937,028
   SHARES OUTSTANDING - CLASS C .........................................          175,142              N/A          185,040
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...............  $         40.94              N/A  $         37.49
   NET ASSETS - CLASS D .................................................              N/A              N/A              N/A
   SHARES OUTSTANDING - CLASS D .........................................              N/A              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ...............              N/A              N/A              N/A
   NET ASSETS - ADMINISTRATOR CLASS .....................................  $ 1,180,747,946  $   564,317,639  $   756,225,453
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .............................       28,127,216       37,692,384       20,909,876
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...  $         41.98  $         14.97  $         36.17
   NET ASSETS - INSTITUTIONAL CLASS .....................................              N/A              N/A              N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .............................              N/A              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...              N/A              N/A              N/A
                                                                           ---------------  ---------------  ---------------
INVESTMENTS AT COST .....................................................  $ 1,039,951,022  $   474,974,509  $ 1,085,675,120
                                                                           ---------------  ---------------  ---------------

                                                                                    EQUITY           GROWTH
                                                                                VALUE FUND      EQUITY FUND
-----------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ..........................  $    69,351,819  $   564,508,779
                                                                           ---------------  ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ......................       69,351,819      564,508,779
                                                                           ---------------  ---------------
   CASH .................................................................                0           25,000
   RECEIVABLE FOR FUND SHARES ISSUED ....................................          371,267          305,012
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ....................           11,520                0
   PREPAID EXPENSES AND OTHER ASSETS ....................................                0           39,983
                                                                           ---------------  ---------------
TOTAL ASSETS ............................................................       69,734,606      564,878,774
                                                                           ---------------  ---------------

LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED .....................................           54,238        3,834,187
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ................                0          167,993
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ..............            8,771           97,865
   ACCRUED EXPENSES AND OTHER LIABILITIES ...............................            6,032                0
                                                                           ---------------  ---------------
TOTAL LIABILITIES .......................................................           69,041        4,100,045
                                                                           ---------------  ---------------
TOTAL NET ASSETS ........................................................  $    69,665,565  $   560,778,729
                                                                           ---------------  ---------------

NET ASSETS CONSIST OF:
-----------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL ......................................................  $    67,234,186  $   308,820,165
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ...........................           37,434          820,676
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ................          556,324       75,202,352
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN
      CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED
      IN FOREIGN CURRENCIES .............................................        1,837,621      175,935,536
                                                                           ---------------  ---------------
TOTAL NET ASSETS ........................................................  $    69,665,565  $   560,778,729
                                                                           ---------------  ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-----------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A .................................................  $     3,796,180  $    22,769,198
   SHARES OUTSTANDING - CLASS A .........................................          274,693          739,276
   NET ASSET VALUE PER SHARE - CLASS A ..................................  $         13.82  $         30.80
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ........................  $         14.66  $         32.68
   NET ASSETS - CLASS B .................................................  $     2,245,384  $     8,811,338
   SHARES OUTSTANDING - CLASS B .........................................          164,011          312,175
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ...............  $         13.69  $         28.23
   NET ASSETS - CLASS C .................................................  $       429,576  $       844,087
   SHARES OUTSTANDING - CLASS C .........................................           31,390           28,790
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ...............  $         13.69  $         29.32
   NET ASSETS - CLASS D .................................................              N/A              N/A
   SHARES OUTSTANDING - CLASS D .........................................              N/A              N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS D ...............              N/A              N/A
   NET ASSETS - ADMINISTRATOR CLASS .....................................  $    63,194,425  $   396,864,929
   SHARES OUTSTANDING - ADMINISTRATOR CLASS .............................        4,525,266       12,733,051
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ...  $         13.96  $         31.17
   NET ASSETS - INSTITUTIONAL CLASS .....................................              N/A  $   131,489,177
   SHARES OUTSTANDING - INSTITUTIONAL CLASS .............................              N/A        4,215,298
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ...              N/A  $         31.19
                                                                           ---------------  ---------------
INVESTMENTS AT COST .....................................................  $    67,514,198  $   388,573,243
                                                                           ---------------  ---------------

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                   INTERNATIONAL
                                                                                      VALUE FUND
------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .................................   $     907,667
                                                                                   -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .............................         907,667
                                                                                   -------------
   CASH ........................................................................          25,000
   RECEIVABLE FOR FUND SHARES ISSUED ...........................................          34,551
   RECEIVABLES FOR DIVIDENDS AND INTEREST ......................................               0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...........................          15,446
   PREPAID EXPENSES AND OTHER ASSETS ...........................................               0
                                                                                   -------------
TOTAL ASSETS ...................................................................         982,664
                                                                                   -------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ............................................               0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .......................               0
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .....................           3,692
   ACCRUED EXPENSES AND OTHER LIABILITIES ......................................          35,867
                                                                                   -------------
TOTAL LIABILITIES ..............................................................          39,559
                                                                                   -------------
TOTAL NET ASSETS ...............................................................   $     943,105
                                                                                   -------------

NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .............................................................   $     881,659
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..................................           4,381
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................           3,628
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .........................................          53,437
                                                                                   -------------
TOTAL NET ASSETS ...............................................................   $     943,105
                                                                                   -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ........................................................   $     493,322
   SHARES OUTSTANDING - CLASS A ................................................          34,901
   NET ASSET VALUE PER SHARE - CLASS A .........................................   $       14.13
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...............................   $       14.99
   NET ASSETS - CLASS B ........................................................   $     183,692
   SHARES OUTSTANDING - CLASS B ................................................          13,040
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ......................   $       14.09
   NET ASSETS - CLASS C ........................................................   $      59,263
   SHARES OUTSTANDING - CLASS C ................................................           4,207
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ......................   $       14.09
   NET ASSETS - ADMINISTRATOR CLASS ............................................   $     206,828
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ....................................          14,617
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..........   $       14.15
   NET ASSETS - INSTITUTIONAL CLASS ............................................             N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ....................................             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..........             N/A
   NET ASSETS - CLASS Z ........................................................             N/A
   SHARES OUTSTANDING - CLASS Z ................................................             N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ......................             N/A
                                                                                   -------------
INVESTMENTS AT COST ............................................................   $     854,230
                                                                                   -------------

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENTS OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005

                                      WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                                  LARGE CAP      LARGE COMPANY
                                                                          APPRECIATION FUND        GROWTH FUND
--------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .........................  $      53,523,266    $ 2,812,706,314
                                                                          -----------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .....................         53,523,266      2,812,706,314
                                                                          -----------------    ---------------
   CASH ................................................................             25,000             30,000
   RECEIVABLE FOR FUND SHARES ISSUED ...................................            237,416          4,624,026
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..............................                  0              1,128
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...................                  0                  0
   PREPAID EXPENSES AND OTHER ASSETS ...................................                  0            105,566
                                                                          -----------------    ---------------
TOTAL ASSETS ...........................................................         53,785,682      2,817,467,034
                                                                          -----------------    ---------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ....................................            125,628          3,136,362
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...............              3,207            521,515
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .............             15,170            589,382
   ACCRUED EXPENSES AND OTHER LIABILITIES ..............................             30,356                  0
                                                                          -----------------    ---------------
TOTAL LIABILITIES ......................................................            174,361          4,247,259
                                                                          -----------------    ---------------
TOTAL NET ASSETS .......................................................  $      53,611,321    $ 2,813,219,775
                                                                          -----------------    ---------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .....................................................  $      43,558,698    $ 2,957,715,378
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................              3,273            (65,615)
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............          2,846,012       (468,754,217)
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .................................          7,203,338        324,324,229
                                                                          -----------------    ---------------
TOTAL NET ASSETS .......................................................  $      53,611,321    $ 2,813,219,775
                                                                          -----------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ................................................  $      32,048,366    $   524,322,536
   SHARES OUTSTANDING - CLASS A ........................................          2,777,454         10,556,950
   NET ASSET VALUE PER SHARE - CLASS A .................................  $           11.54    $         49.67
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .......................  $           12.24    $         52.70
   NET ASSETS - CLASS B ................................................  $       2,731,868    $   187,895,156
   SHARES OUTSTANDING - CLASS B ........................................            243,388          4,209,355
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..............  $           11.22    $         44.64
   NET ASSETS - CLASS C ................................................  $         770,983    $    21,211,083
   SHARES OUTSTANDING - CLASS C ........................................             68,677            474,301
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..............  $           11.23    $         44.72
   NET ASSETS - ADMINISTRATOR CLASS ....................................  $      18,060,104    $ 1,850,677,242
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ............................          1,551,398         39,175,241
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..  $           11.64    $         47.24
   NET ASSETS - INSTITUTIONAL CLASS ....................................                N/A    $   104,468,928
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ............................                N/A          2,209,851
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..                N/A    $         47.27
   NET ASSETS - CLASS Z ................................................                N/A    $   124,644,830
   SHARES OUTSTANDING - CLASS Z ........................................                N/A          2,643,943
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..............                N/A    $         47.14
                                                                          -----------------    ---------------
INVESTMENTS AT COST ....................................................  $      46,319,928    $ 2,488,382,085
                                                                          -----------------    ---------------

                                                                              SMALL COMPANY      SMALL COMPANY
                                                                                GROWTH FUND         VALUE FUND
--------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS .........................  $     526,235,314    $   232,565,719
                                                                          -----------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) .....................        526,235,314        232,565,719
                                                                          -----------------    ---------------
   CASH ................................................................             25,000             25,000
   RECEIVABLE FOR FUND SHARES ISSUED ...................................            202,430          1,412,215
   RECEIVABLES FOR DIVIDENDS AND INTEREST ..............................                  0                  0
   RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES ...................              3,415                  0
   PREPAID EXPENSES AND OTHER ASSETS ...................................                  0             13,361
                                                                          -----------------    ---------------
TOTAL ASSETS ...........................................................        526,466,159        234,016,295
                                                                          -----------------    ---------------
LIABILITIES
   PAYABLE FOR FUND SHARES REDEEMED ....................................            175,910            240,201
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...............                  0             57,437
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .............            115,952             53,245
   ACCRUED EXPENSES AND OTHER LIABILITIES ..............................             35,996                  0
                                                                          -----------------    ---------------
TOTAL LIABILITIES ......................................................            327,858            350,883
                                                                          -----------------    ---------------
TOTAL NET ASSETS .......................................................  $     526,138,301    $   233,665,412
                                                                          -----------------    ---------------

NET ASSETS CONSIST OF:
--------------------------------------------------------------------------------------------------------------
   PAID-IN CAPITAL .....................................................  $     464,098,704    $   190,743,512
   UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..........................         (1,345,631)           448,861
   UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............         47,105,566         21,653,473
   NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS,
     FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND LIABILITIES
     DENOMINATED IN FOREIGN CURRENCIES .................................         16,279,662         20,819,566
                                                                          -----------------    ---------------
TOTAL NET ASSETS .......................................................  $     526,138,301    $   233,665,412
                                                                          -----------------    ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
--------------------------------------------------------------------------------------------------------------
   NET ASSETS - CLASS A ................................................  $       2,317,459    $    72,679,544
   SHARES OUTSTANDING - CLASS A ........................................             75,077          4,555,518
   NET ASSET VALUE PER SHARE - CLASS A .................................  $           30.87    $         15.95
   MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) .......................  $           32.75    $         16.92
   NET ASSETS - CLASS B ................................................  $         554,303    $    15,801,523
   SHARES OUTSTANDING - CLASS B ........................................             18,169          1,020,717
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..............  $           30.51    $         15.48
   NET ASSETS - CLASS C ................................................  $          76,860    $     4,847,274
   SHARES OUTSTANDING - CLASS C ........................................              2,504            313,184
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..............  $           30.69    $         15.48
   NET ASSETS - ADMINISTRATOR CLASS ....................................  $     523,189,679    $   140,337,071
   SHARES OUTSTANDING - ADMINISTRATOR CLASS ............................         16,870,610          8,726,029
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ..  $           31.01    $         16.08
   NET ASSETS - INSTITUTIONAL CLASS ....................................                N/A                N/A
   SHARES OUTSTANDING - INSTITUTIONAL CLASS ............................                N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - INSTITUTIONAL CLASS ..                N/A                N/A
   NET ASSETS - CLASS Z ................................................                N/A                N/A
   SHARES OUTSTANDING - CLASS Z ........................................                N/A                N/A
   NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..............                N/A                N/A
                                                                          -----------------    ---------------
INVESTMENTS AT COST ....................................................  $     509,955,652    $   211,746,153
                                                                          -----------------    ---------------

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS              STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                 C&B LARGE CAP
                                                                                   VALUE FUND
                                                                           --------------------------
                                                                                 FOR THE      FOR THE
                                                                            PERIOD ENDED   YEAR ENDED                   DIVERSIFIED
                                                                           SEPTEMBER 30,  OCTOBER 31,    DIVERSIFIED          SMALL
                                                                                    2005         2004    EQUITY FUND       CAP FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .........................................................  $     656,173  $   470,189  $           0  $           0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) .............      4,328,397            0     26,383,305      4,671,001
   INTEREST .............................................................          3,178        9,900              2              0
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..........        627,390            0        991,322        477,091
   INCOME FROM AFFILIATED SECURITIES ....................................         28,087       23,321              0              0
   SECURITIES LENDING INCOME, NET .......................................          1,796          594              0              0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .................     (2,263,594)           0     (8,483,310)    (3,479,471)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..................        200,073            0        700,989        258,316
                                                                           -------------  -----------  -------------  -------------
TOTAL INVESTMENT INCOME .................................................      3,581,500      504,004     19,592,308      1,926,937
                                                                           -------------  -----------  -------------  -------------

EXPENSES
   ADVISORY FEES ........................................................         94,886      225,689      3,500,022      1,264,110
   ADMINISTRATION FEES
     FUND LEVEL .........................................................        154,282       55,009        700,004        252,822
     CLASS A ............................................................         94,082        3,738        317,012            N/A
     CLASS B ............................................................         44,997        1,773        207,796            N/A
     CLASS C ............................................................         22,281          840         21,290            N/A
     CLASS D ............................................................        307,245       24,505            N/A            N/A
     CLASS Z ............................................................            N/A          N/A            N/A            N/A
     ADMINISTRATOR CLASS ................................................        133,904        4,042      1,843,117        761,017
     INSTITUTIONAL CLASS ................................................         32,065        2,490              0              0
   CUSTODY FEES .........................................................          2,530       13,880              0              0
   SHAREHOLDER SERVICING FEES ...........................................        606,700       38,238      1,904,664        785,584
   ACCOUNTING FEES ......................................................         64,025       14,835         93,325         46,427
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ............................................................        120,527        4,750        556,597            N/A
     CLASS C ............................................................         59,682        2,251         57,028            N/A
   PROFESSIONAL FEES ....................................................         19,861        7,866         26,355         13,818
   REGISTRATION FEES ....................................................         57,188       32,832             99             99
   SHAREHOLDER REPORTS ..................................................         26,226        3,859        145,794         13,928
   TRUSTEES' FEES .......................................................         10,223        2,547         10,298         11,380
   OTHER FEES AND EXPENSES ..............................................         14,174          821         23,788          9,439
                                                                           -------------  -----------  -------------  -------------
TOTAL EXPENSES ..........................................................      1,864,878      439,965      9,407,189      3,158,624
                                                                           -------------  -----------  -------------  -------------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................       (492,810)     (67,908)    (2,087,065)      (355,949)
   NET EXPENSES .........................................................      1,372,068      372,057      7,320,124      2,802,675
                                                                           -------------  -----------  -------------  -------------
NET INVESTMENT INCOME (LOSS) ............................................      2,209,432      131,947     12,272,184       (875,738)
                                                                           -------------  -----------  -------------  -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
     TRANSLATION ........................................................        350,352    1,641,376        238,452         33,016
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............      8,852,920            0    176,376,999     51,676,520
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................              0            0        811,262        170,184
                                                                           -------------  -----------  -------------  -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................      9,203,272    1,641,376    177,426,713     51,879,720
                                                                           -------------  -----------  -------------  -------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......     (3,925,995)   1,152,621              0              0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............        100,679            0     (2,434,551)    38,589,307
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM
     MASTER PORTFOLIOS ..................................................              0            0         57,817        (64,125)
                                                                           -------------  -----------  -------------  -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....     (3,825,316)   1,152,621     (2,376,734)    38,525,182
                                                                           =============  ===========  =============  =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................      5,377,956    2,793,997    175,049,979     90,404,902
                                                                           -------------  -----------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........  $   7,587,388  $ 2,925,944  $ 187,322,163  $  89,529,164
                                                                           =============  ===========  =============  =============
(1) NET OF FOREIGN WITHHOLDING TAXES OF .................................  $      56,495  $     3,884  $     644,977  $       4,138

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS              WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                                  EQUITY       EQUITY         GROWTH  INTERNATIONAL
                                                                             INCOME FUND   VALUE FUND    EQUITY FUND     VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .........................................................  $           0  $           0  $           0  $         0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) .............     28,179,916        148,893      8,586,482        9,258
   INTEREST .............................................................              0          9,883              0            0
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..........        191,641          5,834        466,041          356
   INCOME FROM AFFILIATED SECURITIES ....................................              0              0              0            0
   SECURITIES LENDING INCOME, NET .......................................              0              0              0            0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .................     (7,955,693)       (70,783)    (4,245,643)      (2,633)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..................      1,383,625          2,025        148,865           13
                                                                           -------------  -------------  -------------  -----------
TOTAL INVESTMENT INCOME .................................................     21,799,489         95,852      4,955,745        6,994
                                                                           -------------  -------------  -------------  -----------

EXPENSES
   ADVISORY FEES ........................................................              0              0      1,375,478            0
   ADMINISTRATION FEES
     FUND LEVEL .........................................................        545,123          4,314        275,096          121
     CLASS A ............................................................        533,416          8,405         60,455          293
     CLASS B ............................................................        201,305          5,098         28,829          108
     CLASS C ............................................................         22,926          1,149          2,567           35
     CLASS D ............................................................            N/A            N/A            N/A          N/A
     CLASS Z ............................................................            N/A            N/A            N/A          N/A
     ADMINISTRATOR CLASS ................................................      1,264,679          4,193        754,393           86
     INSTITUTIONAL CLASS ................................................              0              0         26,438          N/A
   CUSTODY FEES .........................................................              0              0              0            0
   SHAREHOLDER SERVICING FEES ...........................................      1,613,066         19,572        617,726          605
   ACCOUNTING FEES ......................................................         77,258         38,645         51,717       28,750
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ............................................................        539,209         13,656         77,220          289
     CLASS C ............................................................         61,408          3,078          6,876           94
   PROFESSIONAL FEES ....................................................         17,858          8,583         10,802       10,744
   REGISTRATION FEES ....................................................         24,577         24,557          9,050        8,938
   SHAREHOLDER REPORTS ..................................................        238,976          5,028         59,322           99
   TRUSTEES' FEES .......................................................          9,356          9,667          9,192        9,970
   OTHER FEES AND EXPENSES ..............................................         14,034          1,281          4,441          297
                                                                           -------------  -------------  -------------  -----------
TOTAL EXPENSES ..........................................................      5,163,191        147,226      3,369,602       60,429
                                                                           -------------  -------------  -------------  -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................     (1,190,363)       (99,889)      (489,126)     (59,254)
   NET EXPENSES .........................................................      3,972,828         47,337      2,880,476        1,175
                                                                           -------------  -------------  -------------  -----------
NET INVESTMENT INCOME (LOSS) ............................................     17,826,661         48,515      2,075,269        5,819
                                                                           -------------  -------------  -------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......         17,194          1,194        220,109            0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............    176,885,914        620,122     94,873,604         (999)
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................              0              0        264,687            0
                                                                           -------------  -------------  -------------  -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................    176,903,108        621,316     95,358,400         (999)
                                                                           -------------  -------------  -------------  -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......              0              0              0            0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............    (60,746,650)     1,671,177     (9,229,256)      51,088
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
     FROM MASTER PORTFOLIOS .............................................              0              0         37,901          425
                                                                           -------------  -------------  -------------  -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....    (60,746,650)     1,671,177     (9,191,355)      51,513
                                                                           =============  =============  =============  ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................    116,156,458      2,292,493     86,167,045       50,514
                                                                           -------------  -------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........  $ 133,983,119  $   2,341,008  $  88,242,314  $    56,333
                                                                           =============  =============  =============  ===========
(1) NET OF FOREIGN WITHHOLDING TAXES OF .................................  $      74,852  $           0  $     482,032  $       625

                                                                               LARGE CAP          LARGE          SMALL        SMALL
                                                                            APPRECIATION        COMPANY        COMPANY      COMPANY
                                                                                    FUND    GROWTH FUND    GROWTH FUND   VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .........................................................  $           0  $           0  $           0  $         0
   DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS(1) .............        652,724     37,320,974      2,015,079    2,155,551
   INTEREST .............................................................              0        (18,823)         1,300           21
   INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..........         38,593        947,559        350,112      208,165
   INCOME FROM AFFILIATED SECURITIES ....................................              0              0              0            0
   SECURITIES LENDING INCOME, NET .......................................              0              0              0            0
   EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .................       (333,896)   (19,303,896)    (4,653,470)  (1,507,044)
   WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ..................          1,613        391,018          4,981      202,816
                                                                           -------------  -------------  -------------  -----------
TOTAL INVESTMENT INCOME .................................................        359,034     19,336,832     (2,281,998)   1,059,509
                                                                           -------------  -------------  -------------  -----------

EXPENSES
   ADVISORY FEES ........................................................              0              0              0            0
   ADMINISTRATION FEES
     FUND LEVEL .........................................................         22,513      1,392,667        256,484       81,675
     CLASS A ............................................................         71,525      1,370,845          4,374      137,503
     CLASS B ............................................................          6,141        579,573          1,102       38,982
     CLASS C ............................................................          1,979         73,280            178       10,033
     CLASS D ............................................................            N/A            N/A            N/A          N/A
     CLASS Z ............................................................            N/A        275,238            N/A          N/A
     ADMINISTRATOR CLASS ................................................         24,980      2,989,640        784,212      139,206
     INSTITUTIONAL CLASS ................................................              0         53,737            N/A          N/A
   CUSTODY FEES .........................................................              0              0              0            0
   SHAREHOLDER SERVICING FEES ...........................................         91,571      4,191,914        773,560      327,457
   ACCOUNTING FEES ......................................................         22,441        171,166         65,059       28,504
   DISTRIBUTION FEES (NOTE 3)
     CLASS B ............................................................         16,450      1,552,427          2,951      104,415
     CLASS C ............................................................          5,300        196,286            476       26,875
   PROFESSIONAL FEES ....................................................          8,468         29,937          9,158        8,432
   REGISTRATION FEES ....................................................             99             98        103,043       33,514
   SHAREHOLDER REPORTS ..................................................          2,415         99,725         46,253       16,944
   TRUSTEES' FEES .......................................................         10,280         11,338          9,390        9,462
   OTHER FEES AND EXPENSES ..............................................          1,978         14,280          6,890        1,585
                                                                           -------------  -------------  -------------  -----------
TOTAL EXPENSES ..........................................................        286,140     13,002,151      2,063,130      964,587
                                                                           -------------  -------------  -------------  -----------

LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .........................        (75,279)    (1,764,339)      (548,205)    (153,396)
   NET EXPENSES .........................................................        210,861     11,237,812      1,514,925      811,191
                                                                           -------------  -------------  -------------  -----------
NET INVESTMENT INCOME (LOSS) ............................................        148,173      8,099,020     (3,796,923)     248,318
                                                                           -------------  -------------  -------------  -----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......              0         11,321            661            0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............      2,785,943     70,064,595     58,288,753   21,559,818
   FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ................              0              0              0            0
                                                                           -------------  -------------  -------------  -----------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...............................      2,785,943     70,075,916     58,289,414   21,559,818
                                                                           -------------  -------------  -------------  -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ......              0              0              0            0
   SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .............      4,862,951    230,403,507     19,099,512   10,276,212
   FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED
     FROM MASTER PORTFOLIOS .............................................              0              0              0            0
                                                                           -------------  -------------  -------------  -----------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .....      4,862,951    230,403,507     19,099,512   10,276,212
                                                                           =============  =============  =============  ===========
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ..................      7,648,894    300,479,423     77,388,926   31,836,030
                                                                           -------------  -------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........  $   7,797,067  $ 308,578,443  $  73,592,003  $32,084,348
                                                                           =============  =============  =============  ===========
(1) NET OF FOREIGN WITHHOLDING TAXES OF .................................  $           0  $     361,719  $      11,370  $         0

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               C&B LARGE CAP VALUE FUND
                                                                    ----------------------------------------------
                                                                           FOR THE         FOR THE         FOR THE
                                                                      PERIOD ENDED      YEAR ENDED      YEAR ENDED
                                                                     SEPTEMBER 30,     OCTOBER 31,     OCTOBER 31,
                                                                              2005            2004            2003
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..........................................  $   95,377,137   $  20,418,564   $  14,383,316

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................       2,209,432         131,947         131,138
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................       9,203,272       1,641,376         177,533
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .............................................      (3,825,316)      1,152,621       4,055,893
                                                                    --------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS .....................................................       7,587,388       2,925,944       4,364,564
                                                                    --------------   -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ....................................................         (68,720)              0             N/A
      CLASS B ....................................................         (24,137)              0             N/A
      CLASS C ....................................................         (12,175)              0             N/A
      CLASS D ....................................................        (256,921)        (88,394)       (133,963)
      ADMINISTRATOR CLASS ........................................        (156,717)              0             N/A
      INSTITUTIONAL CLASS ........................................        (122,787)              0             N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ....................................................        (146,170)              0             N/A
      CLASS B ....................................................         (78,997)              0             N/A
      CLASS C ....................................................         (38,365)              0             N/A
      CLASS D ....................................................        (564,190)              0      (1,711,433)
      ADMINISTRATOR CLASS ........................................        (302,387)              0             N/A
      INSTITUTIONAL CLASS ........................................        (167,766)              0             N/A
                                                                    --------------   -------------   -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................      (1,939,332)        (88,394)     (1,845,396)
                                                                    --------------   -------------   -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ..................      49,206,070      11,504,396             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..............         203,320               0             N/A
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ....................      (9,643,896)       (225,395)            N/A
                                                                    --------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ..........................      39,765,494      11,279,001             N/A
                                                                    --------------   -------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ..................      20,994,815       6,011,658             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..............          99,110               0             N/A
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ....................      (2,802,975)       (270,318)            N/A
                                                                    --------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ..........................      18,290,950       5,741,340             N/A
                                                                    --------------   -------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ..................      11,240,614       2,720,503             N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..............          49,753               0             N/A
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ....................      (1,026,486)        (11,332)            N/A
                                                                    --------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ..........................      10,263,881       2,709,171             N/A
                                                                    --------------   -------------   -------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...........................     138,395,264      47,900,214       4,861,256
   REINVESTMENT OF DISTRIBUTIONS - CLASS D .......................         802,914          82,043       1,772,656
   COST OF SHARES REDEEMED - CLASS D .............................     (29,050,635)    (19,799,697)     (3,117,832)
                                                                    --------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS D ..........................     110,147,543      28,182,560       3,516,080
                                                                    --------------   -------------   -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......     344,818,510      24,787,502             N/A
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..         446,400               0             N/A
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........    (160,543,540)     (9,889,934)            N/A
                                                                    --------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..............     184,721,370      14,897,568             N/A
                                                                    --------------   -------------   -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ......      58,155,619       9,311,383             N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..         283,524               0             N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ........      (5,615,589)              0             N/A
                                                                    --------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..............      52,823,554       9,311,383             N/A
                                                                    --------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ....................................     416,012,792      72,121,023       3,516,080
                                                                    ==============   =============   =============
NET INCREASE (DECREASE) IN NET ASSETS ............................     421,660,848      74,958,573       6,035,248
                                                                    ==============   =============   =============
ENDING NET ASSETS ................................................  $  517,037,985   $  95,377,137   $  20,418,564
                                                                    ==============   =============   =============

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                         DIVERSIFIED EQUITY FUND        DIVERSIFIED SMALL CAP FUND
                                                                    --------------------------------  -----------------------------
                                                                            FOR THE          FOR THE         FOR THE        FOR THE
                                                                         YEAR ENDED       YEAR ENDED      YEAR ENDED     YEAR ENDED
                                                                      SEPTEMBER 30,    SEPTEMBER 30,   SEPTEMBER 30,  SEPTEMBER 30,
                                                                               2005             2004            2005           2004
                                                                    ---------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..........................................  $ 1,369,558,672  $ 1,330,747,695  $  441,079,970  $ 285,649,964

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................       12,272,184        7,356,897        (875,738)    (1,307,984)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................      177,426,713       95,317,225      51,879,720     39,448,576
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .............................................       (2,376,734)      67,644,545      38,525,182     20,537,133
                                                                    ---------------  ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ....................................................      187,322,163      170,318,667      89,529,164     58,677,725
                                                                    ---------------  ---------------  --------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ....................................................         (884,827)        (578,321)            N/A            N/A
      CLASS B ....................................................                0                0             N/A            N/A
      CLASS C ....................................................                0           (9,113)            N/A            N/A
      CLASS D ....................................................              N/A              N/A             N/A            N/A
      ADMINISTRATOR CLASS ........................................      (12,443,279)     (10,528,516)              0              0
      INSTITUTIONAL CLASS ........................................              N/A              N/A             N/A            N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ....................................................       (8,227,697)               0             N/A            N/A
      CLASS B ....................................................       (6,298,863)               0             N/A            N/A
      CLASS C ....................................................         (588,149)               0             N/A            N/A
      CLASS D ....................................................              N/A              N/A             N/A            N/A
      ADMINISTRATOR CLASS ........................................      (91,862,272)               0     (34,661,689)    (2,149,514)
      INSTITUTIONAL CLASS ........................................              N/A              N/A             N/A            N/A
                                                                    ---------------  ---------------  --------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................     (120,305,087)     (11,115,950)    (34,661,689)    (2,149,514)
                                                                    ---------------  ---------------  --------------  -------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ..................       28,603,909       32,613,526             N/A            N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..............        8,869,043          563,843             N/A            N/A
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ....................      (26,520,967)     (17,075,571)            N/A            N/A
                                                                    ---------------  ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ..........................       10,951,985       16,101,798             N/A            N/A
                                                                    ---------------  ---------------  --------------  -------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ..................        5,242,432        8,470,633             N/A            N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..............        6,133,671                0             N/A            N/A
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ....................      (31,411,245)     (29,790,073)            N/A            N/A
                                                                    ---------------  ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ..........................      (20,035,142)     (21,319,440)            N/A            N/A
                                                                    ---------------  ---------------  --------------  -------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ..................          704,584        2,930,554             N/A            N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..............          566,003            8,804             N/A            N/A
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ....................       (2,269,629)      (5,723,214)            N/A            N/A
                                                                    ---------------  ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ..........................         (999,042)      (2,783,856)            N/A            N/A
                                                                    ---------------  ---------------  --------------  -------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...........................              N/A              N/A             N/A            N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D .......................              N/A              N/A             N/A            N/A
   COST OF SHARES REDEEMED - CLASS D .............................              N/A              N/A             N/A            N/A
                                                                    ---------------  ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS D ..........................              N/A              N/A             N/A            N/A
                                                                    ---------------  ---------------  --------------  -------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......      103,124,336       89,554,860     245,460,828    165,066,978
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..       99,029,018        9,771,273      30,040,514      1,848,585
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........     (257,343,683)    (211,716,375)   (207,131,148)   (68,013,768)
                                                                    ---------------  ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..............      (55,190,329)    (112,390,242)     68,370,194     98,901,795
                                                                    ---------------  ---------------  --------------  -------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ......              N/A              N/A             N/A            N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..              N/A              N/A             N/A            N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ........              N/A              N/A             N/A            N/A
                                                                    ---------------  ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..............              N/A              N/A             N/A            N/A
                                                                    ---------------  ---------------  --------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ....................................      (65,272,528)    (120,391,740)     68,370,194     98,901,795
                                                                    ===============  ===============  ==============  =============
NET INCREASE (DECREASE) IN NET ASSETS ............................        1,744,548       38,810,977     123,237,669    155,430,006
                                                                    ===============  ===============  ==============  =============
ENDING NET ASSETS ................................................  $ 1,371,303,220  $ 1,369,558,672  $  564,317,639  $ 441,079,970
                                                                    ===============  ===============  ==============  =============

                                                                            EQUITY INCOME FUND
                                                                    ---------------------------------
                                                                            FOR THE           FOR THE
                                                                         YEAR ENDED        YEAR ENDED
                                                                      SEPTEMBER 30,     SEPTEMBER 30,
                                                                            2005(1)              2004
                                                                    ---------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ..........................................  $ 1,129,725,841   $ 1,179,002,933

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ..................................       17,826,661        17,487,078
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................      176,903,108        80,760,341
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .............................................      (60,746,650)       90,350,904
                                                                    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS .....................................................      133,983,119       188,598,323
                                                                    ---------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ....................................................       (2,791,117)       (2,566,601)
      CLASS B ....................................................         (502,259)         (544,949)
      CLASS C ....................................................          (53,776)          (60,888)
      CLASS D ....................................................              N/A               N/A
      ADMINISTRATOR CLASS ........................................      (14,012,322)      (14,939,285)
      INSTITUTIONAL CLASS ........................................              N/A               N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ....................................................      (10,623,933)       (7,361,116)
      CLASS B ....................................................       (4,382,815)       (4,069,787)
      CLASS C ....................................................         (483,616)         (473,510)
      CLASS D ....................................................              N/A               N/A
      ADMINISTRATOR CLASS ........................................      (48,226,560)      (39,639,161)
      INSTITUTIONAL CLASS ........................................              N/A               N/A
                                                                    ---------------   ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................      (81,076,398)      (69,655,297)
                                                                    ---------------   ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ..................       31,106,416        50,304,418
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..............       12,685,325         9,424,243
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ....................      (54,657,500)      (52,183,846)
                                                                    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS A ..........................      (10,865,759)        7,544,815
                                                                    ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ..................        2,912,945         6,219,524
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..............        4,671,023         4,441,413
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ....................      (31,540,098)      (39,000,992)
                                                                    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS B ..........................      (23,956,130)      (28,340,055)
                                                                    ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ..................          722,585         3,016,093
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..............          499,124           511,729
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ....................       (3,592,707)       (6,251,133)
                                                                    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS C ..........................       (2,370,998)       (2,723,311)
                                                                    ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS D ...........................              N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS D .......................              N/A               N/A
   COST OF SHARES REDEEMED - CLASS D .............................              N/A               N/A
                                                                    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - CLASS D ..........................              N/A               N/A
                                                                    ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......       68,183,780        88,345,659
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..       26,359,810        28,204,721
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........     (231,681,573)     (261,251,947)
                                                                    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - ADMINISTRATOR CLASS ..............     (137,137,983)     (144,701,567)
                                                                    ---------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ......              N/A               N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ..              N/A               N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ........              N/A               N/A
                                                                    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..............              N/A               N/A
                                                                    ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   CAPITAL SHARE TRANSACTIONS ....................................     (174,330,870)     (168,220,118)
                                                                    ===============   ===============
NET INCREASE (DECREASE) IN NET ASSETS ............................     (121,424,149)      (49,277,092)
                                                                    ===============   ===============
ENDING NET ASSETS ................................................  $ 1,008,301,692   $ 1,129,725,841
                                                                    ===============   ===============

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                           C&B LARGE CAP VALUE FUND
                                                                  -------------------------------------------
                                                                        FOR THE        FOR THE        FOR THE
                                                                   PERIOD ENDED     YEAR ENDED     YEAR ENDED
                                                                  SEPTEMBER 30,    OCTOBER 31,    OCTOBER 31,
                                                                           2005           2004           2003
-------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) .............................       5,710,877      1,406,791            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    CLASS A (NOTE 1) ..........................................          23,644              0            N/A
   SHARES REDEEMED - CLASS A (NOTE 1) .........................      (1,114,064)       (27,442)           N/A
                                                                  -------------    -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A. ......       4,620,457      1,379,349            N/A
                                                                  -------------    -----------    -----------
   SHARES SOLD - CLASS B (NOTE 1) .............................       2,451,755        734,857            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    CLASS B (NOTE 1) ..........................................          11,563              0            N/A
   SHARES REDEEMED - CLASS B (NOTE 1) .........................        (325,366)       (33,552)           N/A
                                                                  -------------    -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .......       2,137,952        701,305            N/A
                                                                  -------------    -----------    -----------
   SHARES SOLD - CLASS C (NOTE 1) .............................       1,310,862        332,319            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
       CLASS C (NOTE 1) .......................................           5,804              0            N/A
   SHARES REDEEMED - CLASS C (NOTE 1) .........................        (119,587)        (1,389)           N/A
                                                                  -------------    -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .......       1,197,079        330,930            N/A
                                                                  -------------    -----------    -----------
   SHARES SOLD - CLASS D ......................................      16.086,919      5,852,480        721,278
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ...          93,445         10,360        295,868
   SHARES REDEEMED - CLASS D ..................................      (3,355,209)    (2,472,145)      (481,755)
                                                                  -------------    -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D .......      12,825,155      3,390,695        535,391
                                                                  -------------    -----------    -----------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .................      40,090,811      3,016,249            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    ADMINISTRATOR CLASS (NOTE 1) ..............................          51,886              0            N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............     (18,665,878)    (1,199,926)           N/A
                                                                  -------------    -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
    ADMINISTRATOR CLASS .......................................      21,476,819      1,816,323            N/A
                                                                  -------------    -----------    -----------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .................       6,748,939      1,162,463            N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS (NOTE 1) ..............................          32,921              0            N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .............        (641,217)             0            N/A
                                                                  -------------    -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
    INSTITUTIONAL CLASS .......................................       6,140,643      1,162,463            N/A
                                                                  -------------    -----------    -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
    CAPITAL SHARE TRANSACTIONS ................................      48,398,105      8,781,065        535,391
                                                                  =============    ===========    ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..   $   1,617,355    $    49,379    $     5,833
                                                                  =============    ===========    ===========

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (SEE NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                      DIVERSIFIED EQUITY FUND         DIVERSIFIED SMALL CAP FUND
                                                                  ----------------------------------------------------------------
                                                                        FOR THE          FOR THE          FOR THE         FOR THE
                                                                     YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                                                  SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                                           2005             2004             2005            2004
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) .............................         707,625          821,145              N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    CLASS A (NOTE 1) ..........................................         221,966           14,461              N/A              N/A
   SHARES REDEEMED - CLASS A (NOTE 1) .........................        (657,268)        (430,724)             N/A              N/A
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A. ......         272,323          404,882              N/A              N/A
                                                                  -------------    -------------    -------------    -------------
   SHARES SOLD - CLASS B (NOTE 1) .............................         134,932          220,833              N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    CLASS B (NOTE 1) ..........................................         159,482                0              N/A              N/A
   SHARES REDEEMED - CLASS B (NOTE 1) .........................        (804,830)        (775,127)             N/A              N/A
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .......        (510,416)        (554,294)             N/A              N/A
                                                                  -------------    -------------    -------------    -------------
   SHARES SOLD - CLASS C (NOTE 1) .............................          17,849           75,798              N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
       CLASS C (NOTE 1) .......................................          14,517              229              N/A              N/A
   SHARES REDEEMED - CLASS C (NOTE 1) .........................         (56,963)        (147,401)             N/A              N/A
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .......         (24,597)         (71,374)             N/A              N/A
                                                                  -------------    -------------    -------------    -------------
   SHARES SOLD - CLASS D ......................................             N/A              N/A              N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ...             N/A              N/A              N/A              N/A
   SHARES REDEEMED - CLASS D ..................................             N/A              N/A              N/A              N/A
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D .......             N/A              N/A              N/A              N/A
                                                                  -------------    -------------    -------------    -------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .................       2,559,679        2,260,680       17,394,522       12,781,203
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    ADMINISTRATOR CLASS (NOTE 1) ..............................       2,474,470          250,738        2,175,273          147,063
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............      (6,392,089)      (5,367,792)      (14,768,38)      (5,266,204)
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
    ADMINISTRATOR CLASS .......................................      (1,357,940)      (2,856,374)       4,801,412        7,662,062
                                                                  -------------    -------------    -------------    -------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .................             N/A              N/A              N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS (NOTE 1) ..............................             N/A              N/A              N/A              N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .............             N/A              N/A              N/A              N/A
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
    INSTITUTIONAL CLASS .......................................             N/A              N/A              N/A              N/A
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
    CAPITAL SHARE TRANSACTIONS ................................      (1,620,630)      (3,077,160)       4,801,412        7,662,062
                                                                  =============    =============    =============    =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..   $   3,778,782    $   4,834,704    $  (1,208,752)   $    (333,014)
                                                                  =============    =============    =============    =============

                                                                        EQUITY INCOME FUND
                                                                  ------------------------------
                                                                        FOR THE          FOR THE
                                                                     YEAR ENDED       YEAR ENDED
                                                                  SEPTEMBER 30,    SEPTEMBER 30,
                                                                        2005(1)             2004
------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) .............................         880,518        1,483,225
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    CLASS A (NOTE 1) ..........................................         364,612          284,316
   SHARES REDEEMED - CLASS A (NOTE 1) .........................      (1,528,563)      (1,532,001)
                                                                  -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A. ......        (283,433)         235,540
                                                                  -------------    -------------
   SHARES SOLD - CLASS B (NOTE 1) .............................          82,490          182,396
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    CLASS B (NOTE 1) ..........................................         134,705          135,008
   SHARES REDEEMED - CLASS B (NOTE 1) .........................        (899,876)      (1,141,176)
                                                                  -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B .......        (682,681)        (823,772)
                                                                  -------------    -------------
   SHARES SOLD - CLASS C (NOTE 1) .............................          19,842           86,233
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
       CLASS C (NOTE 1) .......................................          13,916           15,083
   SHARES REDEEMED - CLASS C (NOTE 1) .........................        (103,757)        (177,647)
                                                                  -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C .......         (69,999)         (76,331)
                                                                  -------------    -------------
   SHARES SOLD - CLASS D ......................................             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS D ...             N/A              N/A
   SHARES REDEEMED - CLASS D ..................................             N/A              N/A
                                                                  -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS D .......             N/A              N/A
                                                                  -------------    -------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) .................       1,936,641        2,592,859
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    ADMINISTRATOR CLASS (NOTE 1) ..............................         758,737          855,198
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) .............      (6,570,891)      (7,676,739)
                                                                  -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
    ADMINISTRATOR CLASS .......................................      (3,875,513)      (4,228,682)
                                                                  -------------    -------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) .................             N/A              N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS -
    INSTITUTIONAL CLASS (NOTE 1) ..............................             N/A              N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) .............             N/A              N/A
                                                                  -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING -
    INSTITUTIONAL CLASS .......................................             N/A              N/A
                                                                  -------------    -------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM
    CAPITAL SHARE TRANSACTIONS ................................      (4,911,626)      (4,893,245)
                                                                  =============    =============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ..   $     339,708    $    (127,479)
                                                                  =============    =============

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             EQUITY VALUE FUND
                                                                        ----------------------------
                                                                              FOR THE        FOR THE
                                                                           YEAR ENDED     YEAR ENDED
                                                                        SEPTEMBER 30,  SEPTEMBER 30,
                                                                                 2005          2004
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ............................................   $   3,447,414  $     135,376
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................          48,515          5,150
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................         621,316        (65,970)
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS .....................................................       1,671,177        167,829
                                                                        -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....       2,341,008        107,009
                                                                        -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A .........................................................         (14,199)          (215)
    CLASS B .........................................................               0              0
    CLASS C .........................................................            (343)             0
    ADMINISTRATOR CLASS .............................................            (485)            (8)
    INSTITUTIONAL CLASS .............................................             N/A            N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A .........................................................               0              0
    CLASS B .........................................................               0              0
    CLASS C .........................................................               0              0
    ADMINISTRATOR CLASS .............................................               0              0
    INSTITUTIONAL CLASS .............................................             N/A            N/A
                                                                        -------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................         (15,027)          (223)
                                                                        -------------  -------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ......................       2,497,466      1,700,518
  REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..................          13,506            212
  COST OF SHARES REDEEMED - CLASS A (NOTE 1) ........................        (859,349)      (188,030)
                                                                        -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A ......................................       1,651,623      1,512,700
                                                                        -------------  -------------
  PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ......................       1,119,000      1,176,569
  REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..................               0              0
  COST OF SHARES REDEEMED - CLASS B (NOTE 1) ........................        (332,202)      (105,393)
                                                                        -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B ......................................         786,798      1,071,176
                                                                        -------------  -------------
  PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ......................         140,852        346,565
  REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..................             271              0
  COST OF SHARES REDEEMED - CLASS C (NOTE 1) ........................         (76,376)       (70,027)
                                                                        -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C ......................................          64,747        276,538
                                                                        -------------  -------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..........      62,167,706        377,495
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ......              14              8
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ............        (778,718)       (32,665)
                                                                        -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -  ADMINISTRATOR CLASS .........................      61,389,002        344,838
                                                                        -------------  -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ..........             N/A            N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ......             N/A            N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ............             N/A            N/A
                                                                        -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..........................             N/A            N/A
                                                                        -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ................................................      63,892,170      3,205,252
                                                                        =============  =============
NET INCREASE (DECREASE) IN NET ASSETS ...............................      66,218,151      3,312,038
                                                                        =============  =============
ENDING NET ASSETS ...................................................   $  69,665,565  $   3,447,414
                                                                        =============  =============

(1)   FUND COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                              GROWTH EQUITY FUND         INTERNATIONAL VALUE FUND
                                                                         ----------------------------  ----------------------------
                                                                               FOR THE        FOR THE        FOR THE        FOR THE
                                                                            YEAR ENDED     YEAR ENDED     YEAR ENDED   PERIOD ENDED
                                                                         SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                                                                  2005           2004           2005        2004(1)
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ............................................    $ 525,438,936  $ 483,415,617  $      22,873  $           0
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................        2,075,269       (452,789)         5,819            395
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................       95,358,400     53,348,831           (999)           554
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ..................................................       (9,191,355)     7,935,511         51,513          1,924
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....       88,242,314     60,831,553         56,333          2,873
                                                                         -------------  -------------  -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A .........................................................                0              0           (496)             0
    CLASS B .........................................................                0              0              0            N/A
    CLASS C .........................................................                0              0              0            N/A
    ADMINISTRATOR CLASS .............................................         (599,922)             0              0            N/A
    INSTITUTIONAL CLASS .............................................                0            N/A            N/A            N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A .........................................................       (1,105,103)             0           (758)             0
    CLASS B .........................................................         (643,047)             0              0            N/A
    CLASS C .........................................................          (52,253)             0              0            N/A
    ADMINISTRATOR CLASS .............................................      (26,827,315)             0              0            N/A
    INSTITUTIONAL CLASS .............................................                0            N/A            N/A            N/A
                                                                         -------------  -------------  -------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................      (29,227,640)             0         (1,254)             0
                                                                         -------------  -------------  -------------  -------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ......................        5,751,097      8,155,721        441,910         20,000
  REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..................        1,095,308              0          1,254              0
  COST OF SHARES REDEEMED - CLASS A (NOTE 1) ........................       (5,040,982)    (6,829,491)        (1,980)             0
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A ......................................        1,805,423      1,326,230        441,184         20,000
                                                                         -------------  -------------  -------------  -------------
  PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ......................          987,772      1,403,248        178,196            N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..................          633,928              0              0            N/A
  COST OF SHARES REDEEMED - CLASS B (NOTE 1) ........................       (5,478,510)    (5,785,750)        (5,660)           N/A
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B ......................................       (3,856,810)    (4,382,502)       172,536            N/A
                                                                         -------------  -------------  -------------  -------------
  PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ......................          202,684      1,057,856         56,433            N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..................           50,214              0              0            N/A
  COST OF SHARES REDEEMED - CLASS C (NOTE 1) ........................         (594,093)    (3,213,537)             0            N/A
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C ......................................         (341,195)    (2,155,681)        56,433            N/A
                                                                         -------------  -------------  -------------  -------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..........       58,238,932     47,653,149        195,000            N/A
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ......       27,200,769              0              0            N/A
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ............     (230,664,656)   (61,249,430)             0            N/A
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -  ADMINISTRATOR CLASS .........................     (145,224,955)   (13,596,281)       195,000            N/A
                                                                         -------------  -------------  -------------  -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ..........      127,064,241            N/A            N/A            N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ......                0            N/A            N/A            N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ............       (3,121,585)           N/A            N/A            N/A
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..........................      123.942,656            N/A            N/A            N/A
                                                                         -------------  -------------  -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ................................................      (23,674,881)   (18,808,234)       865,153         20,000
                                                                         =============  =============  =============  =============
NET INCREASE (DECREASE) IN NET ASSETS ...............................       35,339,793     42,023,319        920,232         22,873
                                                                         =============  =============  =============  =============
ENDING NET ASSETS ...................................................    $ 560,778,729  $ 525,438,936  $     943,105    $    22,873
                                                                         =============  =============  =============  =============

                                                                         LARGE CAP APPRECIATION FUND
                                                                         ----------------------------
                                                                               FOR THE        FOR THE
                                                                            YEAR ENDED     YEAR ENDED
                                                                         SEPTEMBER 30,  SEPTEMBER 30,
                                                                                  2005           2004
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
    BEGINNING NET ASSETS ............................................    $  37,400,421  $  19,886,345
OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ......................................          148,173         (2,257)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................        2,785,943      1,842,329
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    OF INVESTMENTS ..................................................        4,862,951        510,488
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....        7,797,067      2,350,560
                                                                         -------------  -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A .........................................................          (83,495)             0
    CLASS B .........................................................                0              0
    CLASS C .........................................................                0              0
    ADMINISTRATOR CLASS .............................................          (59,487)             0
    INSTITUTIONAL CLASS .............................................              N/A            N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A .........................................................         (254,198)             0
    CLASS B .........................................................          (19,836)             0
    CLASS C .........................................................           (7,690)             0
    ADMINISTRATOR CLASS .............................................         (178,894)             0
    INSTITUTIONAL CLASS .............................................              N/A            N/A
                                                                         -------------  -------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .................................         (603,600)             0
                                                                         -------------  -------------
CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ......................       26,406,584     46,131,464
  REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ..................          337,131              0
  COST OF SHARES REDEEMED - CLASS A (NOTE 1) ........................      (19,155,531)   (27,267,749)
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS A ......................................        7,588,184     18,863,715
                                                                         -------------  -------------
  PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ......................        1,338,632        331,706
  REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ..................           19,796              0
  COST OF SHARES REDEEMED - CLASS B (NOTE 1) ........................         (463,114)      (402,549)
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS B ......................................          895,314        (70,843)
                                                                         -------------  -------------
  PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ......................          256,174        200,948
  REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ..................            6,967              0
  COST OF SHARES REDEEMED - CLASS C (NOTE 1) ........................         (273,648)       (75,202)
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - CLASS C ......................................          (10,507)       125,746
                                                                         -------------  -------------
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..........        4,709,342      5,063,404
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ......          238,381              0
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ............       (4,403,281)    (8,818,506)
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS -  ADMINISTRATOR CLASS .........................          544,442     (3,755,102)
                                                                         -------------  -------------
  PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ..........              N/A            N/A
  REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ......              N/A            N/A
  COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ............              N/A            N/A
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS - INSTITUTIONAL CLASS ..........................              N/A            N/A
                                                                         -------------  -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
  SHARE TRANSACTIONS ................................................        9,017,433     15,163,516
                                                                         =============  =============
NET INCREASE (DECREASE) IN NET ASSETS ...............................       16,210,900     17,514,076
                                                                         =============  =============
ENDING NET ASSETS ...................................................    $  53,611,321  $  37,400,421
                                                                         =============  =============

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                    EQUITY VALUE FUND
                                                                                         ---------------------------------------
                                                                                                    FOR THE              FOR THE
                                                                                                 YEAR ENDED           YEAR ENDED
                                                                                         SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ....................................................          198,465              152,310
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .................            1,080                   19
   SHARES REDEEMED - CLASS A (NOTE 1) ................................................          (68,138)             (16,813)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............................          131,407              135,516
                                                                                            -----------          -----------
   SHARES SOLD - CLASS B (NOTE 1) ....................................................           89,463              105,747
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .................                0                    0
   SHARES REDEEMED - CLASS B (NOTE 1) ................................................          (25,635)              (9,380)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..............................           63,828               96,367
                                                                                            -----------          -----------
   SHARES SOLD - CLASS C (NOTE 1) ....................................................           11,320               30,923
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .................               22                    0
   SHARES REDEEMED - CLASS C (NOTE 1) ................................................           (5,824)              (6,261)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..............................            5,518               24,662
                                                                                            -----------          -----------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........................................        4,551,616               33,621
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .....                1                    0
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ....................................          (58,118)              (2,854)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..................        4,493,499               30,767
                                                                                            -----------          -----------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........................................              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .....              N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ....................................              N/A                  N/A
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..................              N/A                  N/A
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................................        4,694,252              287,312
                                                                                            ===========          ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................      $    38,381          $     4,893
                                                                                            ===========          ===========

(1)   FUND COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                                                  GROWTH EQUITY FUND
                                                                                      ------------------------------------------
                                                                                                    FOR THE              FOR THE
                                                                                                 YEAR ENDED           YEAR ENDED
                                                                                         SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ....................................................          198,445              294,681
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .................           38,164                    0
   SHARES REDEEMED - CLASS A (NOTE 1) ................................................         (174,070)            (250,199)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............................           62,539               44,482
                                                                                            -----------          -----------
   SHARES SOLD - CLASS B (NOTE 1) ....................................................           37,035               54,515
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .................           23,958                    0
   SHARES REDEEMED - CLASS B (NOTE 1) ................................................         (204,328)            (223,589)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..............................         (143,335)            (169,074)
                                                                                            -----------          -----------
   SHARES SOLD - CLASS C (NOTE 1) ....................................................            7,466               40,112
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .................            1,827                    0
   SHARES REDEEMED - CLASS C (NOTE 1) ................................................          (21,743)            (123,727)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..............................          (12,450)             (83,615)
                                                                                            -----------          -----------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........................................        1,994,432            1,718,153
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .....          937,592                    0
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ....................................       (7,855,403)          (2,210,223)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..................       (4,923,379)            (492,070)
                                                                                            -----------          -----------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........................................        4,318,047                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .....                0                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ....................................         (102,749)                 N/A
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..................        4,215,298                  N/A
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................................         (801,329)            (700,277)
                                                                                            ===========          ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................      $   768,106          $  (707,241)
                                                                                            ===========          ===========

                                                                                                  INTERNATIONAL VALUE FUND
                                                                                         ------------------------------------------
                                                                                                    FOR THE                FOR THE
                                                                                                 YEAR ENDED           PERIOD ENDED
                                                                                         SEPTEMBER 30, 2005   SEPTEMBER 30, 2004(1)
-----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ....................................................           33,029                  1,915
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .................               98                      0
   SHARES REDEEMED - CLASS A (NOTE 1) ................................................             (141)                     0
                                                                                            -----------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............................           32,986                  1,915
                                                                                            -----------            -----------
   SHARES SOLD - CLASS B (NOTE 1) ....................................................           13,444                    N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .................                0                    N/A
   SHARES REDEEMED - CLASS B (NOTE 1) ................................................             (404)                   N/A
                                                                                            -----------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..............................           13,040                    N/A
                                                                                            -----------            -----------
   SHARES SOLD - CLASS C (NOTE 1) ....................................................            4,207                    N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .................                0                    N/A
   SHARES REDEEMED - CLASS C (NOTE 1) ................................................                0                    N/A
                                                                                            -----------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..............................            4,207                    N/A
                                                                                            -----------            -----------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........................................           14,617                    N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .....                0                    N/A
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ....................................                0                    N/A
                                                                                            -----------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..................           14,617                    N/A
                                                                                            -----------            -----------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........................................              N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .....              N/A                    N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ....................................              N/A                    N/A
                                                                                            -----------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..................              N/A                    N/A
                                                                                            -----------            -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................................           64,850                  1,915
                                                                                            ===========            ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................      $     5,718            $       348
                                                                                            ===========            ===========

                                                                                               LARGE CAP APPRECIATION FUND
                                                                                         ---------------------------------------
                                                                                                    FOR THE              FOR THE
                                                                                                 YEAR ENDED           YEAR ENDED
                                                                                         SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ....................................................        2,445,974            4,822,793
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) .................           31,500                    0
   SHARES REDEEMED - CLASS A (NOTE 1) ................................................       (1,780,149)          (2,858,420)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..............................          697,325            1,964,373
                                                                                            -----------          -----------
   SHARES SOLD - CLASS B (NOTE 1) ....................................................          127,998               34,620
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) .................            1,894                    0
   SHARES REDEEMED - CLASS B (NOTE 1) ................................................          (44,073)             (42,032)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..............................           85,819               (7,412)
                                                                                            -----------          -----------
   SHARES SOLD - CLASS C (NOTE 1) ....................................................           24,144               20,796
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) .................              667                    0
   SHARES REDEEMED - CLASS C (NOTE 1) ................................................          (25,951)              (7,820)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..............................           (1,140)              12,976
                                                                                            -----------          -----------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ........................................          431,173              520,102
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .....           22,128                    0
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ....................................         (404,871)            (902,819)
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ..................           48,430             (382,717)
                                                                                            -----------          -----------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ........................................              N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) .....              N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ....................................              N/A                  N/A
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ..................              N/A                  N/A
                                                                                            -----------          -----------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ......................................................................          830,434            1,587,220
                                                                                            ===========          ===========
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .........................      $     3,273          $    (1,918)
                                                                                            ===========          ===========

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        LARGE COMPANY GROWTH FUND
                                                                   ----------------------------------
                                                                            FOR THE           FOR THE
                                                                         YEAR ENDED        YEAR ENDED
                                                                      SEPTEMBER 30,     SEPTEMBER 30,
                                                                            2005(1)              2004
-----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................   $  2,735,592,632   $ 2,413,164,172

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................          8,099,020       (13,524,259)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................         70,075,916        (8,745,855)
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ...........................................        230,403,507        70,319,943
                                                                   ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................        308,578,443        48,049,829
                                                                   ----------------   ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..................................................                  0                 0
      CLASS B ..................................................                  0                 0
      CLASS C ..................................................                  0                 0
      CLASS Z ..................................................                  0               N/A
      ADMINISTRATOR CLASS ......................................         (3,294,215)                0
      INSTITUTIONAL CLASS ......................................           (195,867)                0
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..................................................                  0                 0
      CLASS B ..................................................                  0                 0
      CLASS C ..................................................                  0                 0
      CLASS Z ..................................................                  0               N/A
      ADMINISTRATOR CLASS ......................................                  0                 0
      INSTITUTIONAL CLASS ......................................                  0                 0
                                                                   ----------------   ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................         (3,490,082)                0
                                                                   ----------------   ---------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ................        251,026,859       226,871,741
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ............                  0                 0
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ..................       (221,718,382)     (143,572,856)
                                                                   ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A ................................         29,308,477        83,298,885
                                                                   ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ................         30,960,310        15,638,671
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ............                  0                 0
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ..................        (61,985,872)      (46,690,878)
                                                                   ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B ................................        (31,025,562)      (31,052,207)
                                                                   ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ................          1,341,371         8,428,654
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ............                  0                 0
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ..................        (14,529,875)      (17,578,056)
                                                                   ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C ................................        (13,188,504)       (9,149,402)
                                                                   ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) ................        136,964,011               N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ............                  0               N/A
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) ..................        (18,434,303)              N/A
                                                                   ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS Z ................................        118,529,708               N/A
                                                                   ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ....        688,872,467       724,672,537
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS
      (NOTE 1) .................................................          2,634,629            10,259
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ......     (1,069,774,244)     (548,030,082)
                                                                   ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ....................       (378,267,148)      176,652,714
                                                                   ----------------   ---------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ....         78,280,082        56,224,521
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS
      (NOTE 1) .................................................            195,867                 0
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ......        (31,294,138)       (1,595,880)
                                                                   ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ....................         47,181,811        54,628,641
                                                                   ----------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..........................................       (227,461,218)      274,378,631
                                                                   ================   ===============
NET INCREASE (DECREASE) IN NET ASSETS ..........................         77,627,143       322,428,460
                                                                   ================   ===============
ENDING NET ASSETS ..............................................   $  2,813,219,775   $ 2,735,592,632
                                                                   ================   ===============

(1) PROCEEDS FROM SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS. SEE NOTE 1.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                     SMALL COMPANY GROWTH FUND          SMALL COMPANY VALUE FUND
                                                                  -------------------------------   -------------------------------
                                                                         FOR THE          FOR THE          FOR THE          FOR THE
                                                                      YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                                                   SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,    SEPTEMBER 30,
                                                                            2005             2004             2005             2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................  $  487,289,383   $  432,327,842   $  105,204,995   $   51,381,646

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................      (3,796,923)      (4,865,993)         248,318          (45,507)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................      58,289,414       85,747,063       21,559,818        8,595,704
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS ...........................................      19,099,512      (28,490,050)      10,276,212        5,544,381
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..................................................      73,592,003       52,391,020       32,084,348       14,094,578
                                                                  --------------   --------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   NET INVESTMENT INCOME
      CLASS A ..................................................               0                0                0                0
      CLASS B ..................................................               0                0                0                0
      CLASS C ..................................................               0                0                0                0
      CLASS Z ..................................................             N/A              N/A              N/A              N/A
      ADMINISTRATOR CLASS ......................................               0                0                0           (6,676)
      INSTITUTIONAL CLASS ......................................             N/A              N/A              N/A              N/A
   NET REALIZED GAIN ON SALES OF INVESTMENTS
      CLASS A ..................................................          (6,766)               0       (2,264,229)        (489,154)
      CLASS B ..................................................          (1,420)               0         (780,300)        (345,335)
      CLASS C ..................................................            (277)               0         (187,151)         (72,713)
      CLASS Z ..................................................             N/A              N/A              N/A              N/A
      ADMINISTRATOR CLASS ......................................      (3,114,794)               0       (4,617,320)      (1,538,455)
      INSTITUTIONAL CLASS ......................................             N/A              N/A              N/A              N/A
                                                                  --------------   --------------   --------------   --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ............................      (3,123,257)               0       (7,849,000)      (2,452,333)
                                                                  --------------   --------------   --------------   --------------
CAPITAL SHARES TRANSACTIONS:
   PROCEEDS FROM SHARES SOLD - CLASS A (NOTE 1) ................       2,475,828        1,126,380       68,957,691       27,195,204
   REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ............           6,736                0        2,197,603          480,131
   COST OF SHARES REDEEMED - CLASS A (NOTE 1) ..................      (1,217,587)        (267,825)     (36,978,295)      (8,040,236)
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS A ................................       1,264,977          858,555       34,176,999       19,635,099
                                                                  --------------   --------------   --------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS B (NOTE 1) ................         424,610          164,284        3,979,807        4,817,935
   REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ............           1,369                0          760,439          338,265
   COST OF SHARES REDEEMED - CLASS B (NOTE 1) ..................         (53,884)         (16,000)      (2,487,786)      (2,560,385)
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS B ................................         372,095          148,284        2,252,460        2,595,815
                                                                  --------------   --------------   --------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS C (NOTE 1) ................          57,580           62,000        2,356,418        1,781,257
   REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ............             277                0          176,872           71,379
   COST OF SHARES REDEEMED - CLASS C (NOTE 1) ..................         (17,326)         (33,345)        (968,625)        (906,284)
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS C ................................          40,531           28,655        1,564,665          946,352
                                                                  --------------   --------------   --------------   --------------
   PROCEEDS FROM SHARES SOLD - CLASS Z (NOTE 1) ................             N/A              N/A              N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ............             N/A              N/A              N/A              N/A
   COST OF SHARES REDEEMED - CLASS Z (NOTE 1) ..................             N/A              N/A              N/A              N/A
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - CLASS Z ................................             N/A              N/A              N/A              N/A
                                                                  --------------   --------------   --------------   --------------
   PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ....     126,079,673       94,460,412      190,137,571       37,177,934
   REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS
      (NOTE 1) .................................................       3,041,362                0        4,411,297        1,464,701
   COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ......    (162,418,466)     (92,925,385)    (128,317,923)     (19,638,797)
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - ADMINISTRATOR CLASS ....................     (33,297,431)       1,535,027       66,230,945       19,003,838
                                                                  --------------   --------------   --------------   --------------
   PROCEEDS FROM SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ....             N/A              N/A              N/A              N/A
   REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS
      (NOTE 1) .................................................             N/A              N/A              N/A              N/A
   COST OF SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ......             N/A              N/A              N/A              N/A
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS - INSTITUTIONAL CLASS ....................             N/A              N/A              N/A              N/A
                                                                  --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ..........................................     (31,619,828)       2,570,521      104,225,069       42,181,104
                                                                  ==============   ==============   ==============   ==============
NET INCREASE (DECREASE) IN NET ASSETS ..........................      38,848,918       54,961,541      128,460,417       53,823,349
                                                                  ==============   ==============   ==============   ==============
ENDING NET ASSETS ..............................................  $  526,138,301   $  487,289,383   $  233,665,412   $  105,204,995
                                                                  ==============   ==============   ==============   ==============

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS   STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                LARGE COMPANY GROWTH FUND
                                                                                       ------------------------------------------
                                                                                                     FOR THE              FOR THE
                                                                                                  YEAR ENDED           YEAR ENDED
                                                                                       SEPTEMBER 30, 2005(1)   SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ..................................................               5,154,538            4,929,398
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ...............                       0                    0
   SHARES REDEEMED - CLASS A (NOTE 1) ..............................................              (4,705,233)          (3,111,713)
                                                                                       ---------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................                 449,305            1,817,685
                                                                                       ---------------------   ------------------
   SHARES SOLD - CLASS B (NOTE 1) ..................................................                 243,643              366,629
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ...............                       0                    0
   SHARES REDEEMED - CLASS B (NOTE 1) ..............................................              (1,453,267)          (1,103,460)
                                                                                       ---------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............................              (1,209,624)            (736,831)
                                                                                       ---------------------   ------------------
   SHARES SOLD - CLASS C (NOTE 1) ..................................................                  31,638              196,445
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ...............                       0                    0
   SHARES REDEEMED - CLASS C (NOTE 1) ..............................................                (340,189)            (419,891)
                                                                                       ---------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............................                (308,551)            (223,446)
                                                                                       ---------------------   ------------------
   SHARES SOLD - CLASS Z (NOTE 1) ..................................................               3,053,202                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ...............                       0                  N/A
   SHARES REDEEMED - CLASS Z (NOTE 1) ..............................................                (409,260)                 N/A
                                                                                       ---------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............................               2,643,942                  N/A
                                                                                       ---------------------   ------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................................              15,282,753           16,322,384
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...                  57,575                  228
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................................             (22,399,747)         (12,363,530)
                                                                                       ---------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................              (7,059,419)           3,959,082
                                                                                       ---------------------   ------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ......................................               1,675,050            1,274,881
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...                   4,284                    0
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..................................                (706,406)             (37,958)
                                                                                       ---------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................                 972,928            1,236,923
                                                                                       ---------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ....................................................................              (4,511,419)           6,053,413
                                                                                       =====================   ==================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................   $             (65,615)  $       (4,674,553)
                                                                                       =====================   ==================

(1) SHARES SOLD MAY INCLUDE AMOUNTS RELATED TO FUND MERGERS AND SHARE CLASS CONVERSIONS (SEE NOTE 1).

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS   WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                                                 SMALL COMPANY GROWTH FUND
                                                                                          ---------------------------------------
                                                                                                     FOR THE              FOR THE
                                                                                                  YEAR ENDED           YEAR ENDED
                                                                                          SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ..................................................                  85,615               41,421
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ...............                     228                    0
   SHARES REDEEMED - CLASS A (NOTE 1) ..............................................                 (41,855)             (10,332)
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................                  43,988               31,089
                                                                                          ------------------   ------------------
   SHARES SOLD - CLASS B (NOTE 1) ..................................................                  14,672                5,989
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ...............                      47                    0
   SHARES REDEEMED - CLASS B (NOTE 1) ..............................................                  (1,958)                (581)
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............................                  12,761                5,408
                                                                                          ------------------   ------------------
   SHARES SOLD - CLASS C (NOTE 1) ..................................................                   2,038                2,267
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ...............                       9                    0
   SHARES REDEEMED - CLASS C (NOTE 1) ..............................................                    (572)              (1,238)
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............................                   1,475                1,029
                                                                                          ------------------   ------------------
   SHARES SOLD - CLASS Z (NOTE 1) ..................................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ...............                     N/A                  N/A
   SHARES REDEEMED - CLASS Z (NOTE 1) ..............................................                     N/A                  N/A
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............................                     N/A                  N/A
                                                                                          ------------------   ------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................................               4,348,066            3,483,694
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...                 102,575                    0
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................................              (5,701,519)          (3,472,825)
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................              (1,250,878)              10,869
                                                                                          ------------------   ------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ......................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...                     N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..................................                     N/A                  N/A
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................                     N/A                  N/A
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ....................................................................              (1,192,654)              48,395
                                                                                          ==================   ==================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................      $       (5,299,821)  $       (1,502,898)
                                                                                          ==================   ==================


                                                                                                  SMALL COMPANY VALUE FUND
                                                                                          ---------------------------------------
                                                                                                     FOR THE              FOR THE
                                                                                                  YEAR ENDED           YEAR ENDED
                                                                                          SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A (NOTE 1) ..................................................               4,587,328            2,093,919
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A (NOTE 1) ...............                 153,894               38,534
   SHARES REDEEMED - CLASS A (NOTE 1) ..............................................              (2,459,598)            (618,429)
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ............................               2,281,624            1,514,024
                                                                                          ------------------   ------------------
   SHARES SOLD - CLASS B (NOTE 1) ..................................................                 273,493              380,677
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B (NOTE 1) ...............                  54,584               27,546
   SHARES REDEEMED - CLASS B (NOTE 1) ..............................................                (172,357)            (202,057)
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ............................                 155,720              206,166
                                                                                          ------------------   ------------------
   SHARES SOLD - CLASS C (NOTE 1) ..................................................                 160,380              140,845
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C (NOTE 1) ...............                  12,697                5,817
   SHARES REDEEMED - CLASS C (NOTE 1) ..............................................                 (66,897)             (70,854)
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ............................                 106,180               75,808
                                                                                          ------------------   ------------------
   SHARES SOLD - CLASS Z (NOTE 1) ..................................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z (NOTE 1) ...............                     N/A                  N/A
   SHARES REDEEMED - CLASS Z (NOTE 1) ..............................................                     N/A                  N/A
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ............................                     N/A                  N/A
                                                                                          ------------------   ------------------
   SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ......................................              12,490,658            2,863,114
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ...                 307,193              117,077
   SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ..................................              (8,425,050)          (1,523,009)
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS ................               4,372,801            1,457,182
                                                                                          ------------------   ------------------
   SHARES SOLD - INSTITUTIONAL CLASS (NOTE 1) ......................................                     N/A                  N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - INSTITUTIONAL CLASS (NOTE 1) ...                     N/A                  N/A
   SHARES REDEEMED - INSTITUTIONAL CLASS (NOTE 1) ..................................                     N/A                  N/A
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INSTITUTIONAL CLASS ................                     N/A                  N/A
                                                                                          ------------------   ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE
   TRANSACTIONS ....................................................................               6,916,325            3,253,180
                                                                                          ==================   ==================
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .......................      $          259,779   $           11,461
                                                                                          ==================   ==================

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                NET REALIZED
                                                     BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                     NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                     VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                         SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ........     $ 8.27      0.05(7)          0.40           (0.03)          (0.07)
JULY 26, 2004(9) TO OCTOBER 31, 2004 .............     $ 8.01      0.00             0.26            0.00            0.00

CLASS B
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ........     $ 8.26     (0.01)(7)         0.40           (0.02)          (0.07)
JULY 26, 2004(9) TO OCTOBER 31, 2004 .............     $ 8.01     (0.01)            0.26            0.00            0.00

CLASS C
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ........     $ 8.26     (0.01)(7)         0.40           (0.02)          (0.07)
JULY 26, 2004(9) TO OCTOBER 31, 2004 .............     $ 8.01     (0.01)            0.26            0.00            0.00

CLASS D
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ........     $ 8.27      0.05(7)          0.40           (0.03)          (0.07)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 .............     $ 7.42      0.03             0.85           (0.03)           0.00
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 .............     $ 6.49      0.05             1.61           (0.05)          (0.68)
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 .............     $ 7.13      0.05            (0.38)          (0.05)          (0.26)
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 .............     $ 8.71      0.07             0.27           (0.11)          (1.81)
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 .............     $12.06      0.12             0.54           (0.09)          (3.92)

ADMINISTRATOR CLASS
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ........     $ 8.27      0.07(7)          0.41           (0.04)          (0.07)
JULY 26, 2004(9) TO OCTOBER 31, 2004 .............     $ 8.01      0.01             0.25            0.00            0.00

INSTITUTIONAL CLASS
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ........     $ 8.28      0.09(7)          0.41           (0.04)          (0.07)
JULY 26, 2004(9) TO OCTOBER 31, 2004 .............     $ 8.01      0.02             0.25            0.00            0.00

DIVERSIFIED EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............     $39.91      0.28             5.22           (0.32)          (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............     $35.61      0.15             4.41           (0.26)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $29.00      0.13             6.59           (0.11)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $36.33      0.09(7)         (6.85)          (0.15)          (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $52.73      0.09           (11.70)          (0.17)          (4.62)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............     $38.55     (0.41)            5.43            0.00           (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............     $34.43     (0.40)            4.52            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $28.15     (0.19)            6.47            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $35.41     (0.20)(7)        (6.64)           0.00           (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $51.70     (0.17)          (11.50)           0.00           (4.62)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............     $39.04     (0.13)            5.22            0.00           (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............     $34.90     (0.37)            4.54           (0.03)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $28.56     (0.05)            6.39            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $35.91     (0.20)(7)        (6.73)           0.00           (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $52.36     (0.16)          (11.67)           0.00           (4.62)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............     $39.96      0.38             5.23           (0.40)          (3.19)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............     $35.64      0.26             4.39           (0.33)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $29.04      0.24             6.57           (0.21)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $36.38      0.18(7)         (6.87)          (0.23)          (0.42)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $52.72      0.15           (11.70)          (0.17)          (4.62)

DIVERSIFIED SMALL CAP FUND
----------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............     $13.41     (0.02)            2.63            0.00           (1.05)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............     $11.32     (0.04)            2.21            0.00           (0.08)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $ 8.70     (0.01)            2.71            0.00           (0.08)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $ 9.18     (0.02)           (0.34)           0.00           (0.12)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $11.18      0.01            (1.34)          (0.01)          (0.66)

EQUITY INCOME FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............     $34.49      0.52             3.74           (0.52)          (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............     $31.32      0.45             4.59           (0.47)          (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............     $28.74      0.46             5.04           (0.46)          (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............     $37.23      0.44            (7.51)          (0.43)          (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............     $41.28      0.36            (4.05)          (0.36)           0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                  DISTRIBUTIONS      ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   IN EXCESS OF   NET ASSET   -----------------------------------------------
                                                       REALIZED   VALUE PER   NET INVESTMENT      GROSS   EXPENSES        NET
                                                          GAINS       SHARE    INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
-----------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------------------------------------

CLASS A
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .....        0.00         $ 8.62         0.63%      1.41%(4)     (0.21)%   1.20%(4)
JULY 26, 2004(9) TO OCTOBER 31, 2004 ..........        0.00         $ 8.27         0.18%      1.60%        (0.40)%   1.20%

CLASS B
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .....        0.00         $ 8.56        (0.11)%     2.16%(4)     (0.21)%   1.95%(4)
JULY 26, 2004(9) TO OCTOBER 31, 2004 ..........        0.00         $ 8.26        (0.60)%     2.35%        (0.40)%   1.95%

CLASS C
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .....        0.00         $ 8.56        (0.12)%     2.16%(4)     (0.21)%   1.95%(4)
JULY 26, 2004(9) TO OCTOBER 31, 2004 ..........        0.00         $ 8.26        (0.58)%     2.35%        (0.40)%   1.95%

CLASS D
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .....        0.00         $ 8.62         0.67%      1.41%(4)     (0.21)%   1.20%(4)
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ..........        0.00         $ 8.27         0.40%      1.30%        (0.14)%   1.16%
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ..........        0.00         $ 7.42         0.76%      1.20%        (0.04)%   1.16%
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ..........        0.00         $ 6.49         0.59%      1.60%        (0.46)%   1.14%
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ..........        0.00         $ 7.13         0.91%      1.00%         0.00%    1.00%
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ..........        0.00         $ 8.71         1.16%      1.00%         0.00%    1.00%

ADMINISTRATOR CLASS
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .....        0.00         $ 8.64         0.83%      1.19%(4)     (0.24)%   0.95%(4)
JULY 26, 2004(9) TO OCTOBER 31, 2004 ..........        0.00         $ 8.27         0.47%      1.39%        (0.44)%   0.95%

INSTITUTIONAL CLASS
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 .....        0.00         $ 8.67         1.14%      0.97%(4)     (0.27)%   0.70%(4)
JULY 26, 2004(9) TO OCTOBER 31, 2004 ..........        0.00         $ 8.28         0.91%      1.22%        (0.52)%   0.70%

DIVERSIFIED EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .........        0.00         $41.90         0.69%      1.41%(4)     (0.16)%   1.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .........        0.00         $39.91         0.37%      1.37%(4)     (0.12)%   1.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .........        0.00         $35.61         0.42%      1.54%(4)     (0.29)%   1.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .........        0.00         $29.00         0.22%      1.58%(4)     (0.33)%   1.25%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .........        0.00         $36.33         0.23%      1.61%(4)     (0.46)%   1.15%(4)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .........        0.00         $40.38        (0.03)%     2.16%(4)     (0.16)%   2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .........        0.00         $38.55        (0.40)%     2.12%(4)     (0.12)%   2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .........        0.00         $34.43        (0.33)%     2.31%(4)     (0.31)%   2.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .........        0.00         $28.15        (0.53)%     2.39%(4)     (0.39)%   2.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .........        0.00         $35.41        (0.52)%     2.41%(4)     (0.51)%   1.90%(4)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .........        0.00         $40.94        (0.04)%     2.16%(4)     (0.16)%   2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .........        0.00         $39.04        (0.38)%     2.12%(4)     (0.12)%   2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .........        0.00         $34.90        (0.33)%     2.28%(4)     (0.28)%   2.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .........        0.00         $28.56        (0.52)%     2.13%(4)     (0.13)%   2.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .........        0.00         $35.91        (0.52)%     2.01%(4)     (0.11)%   1.90%(4)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .........        0.00         $41.98         0.96%      1.15%(4)     (0.15)%   1.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .........        0.00         $39.96         0.61%      1.04%(4)     (0.04)%   1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .........        0.00         $35.64         0.67%      1.17%(4)     (0.17)%   1.00%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .........        0.00         $29.04         0.47%      1.14%(4)     (0.14)%   1.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .........        0.00         $36.38         0.38%      1.07%(4)     (0.07)%   1.00%(4)

DIVERSIFIED SMALL CAP FUND
-----------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .........        0.00         $14.97        (0.17)%     1.26%(4)     (0.07)%   1.19%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .........        0.00         $13.41        (0.33)%     1.21%(4)     (0.01)%   1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .........        0.00         $11.32        (0.13)%     1.27%(4)     (0.10)%   1.17%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .........        0.00         $ 8.70        (0.24)%     1.38%(4)     (0.18)%   1.20%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .........        0.00         $ 9.18         0.13%      1.28%(4)     (0.08)%   1.20%(4)

EQUITY INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .........        0.00         $36.21         1.49%      1.22%(4)     (0.12)%   1.10%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .........        0.00         $34.49         1.32%      1.18%(4)     (0.08)%   1.10%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .........        0.00         $31.32         1.57%      1.33%(4)     (0.23)%   1.10%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .........        0.00         $28.74         1.19%      1.36%(4)     (0.26)%   1.10%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .........        0.00         $37.23         0.86%      1.51%(4)     (0.41)%   1.10%(4)

                                                                    PORTFOLIO     NET ASSETS AT
                                                            TOTAL    TURNOVER     END OF PERIOD
                                                        RETURN(2)     RATE(3)   (000'S OMITTED)
-----------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE FUND
-----------------------------------------------------------------------------------------------

CLASS A
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ...........     5.45%       25%(5)       $   51,719
JULY 26, 2004(9) TO OCTOBER 31, 2004 ................     3.25%       30%          $   11,408

CLASS B
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ...........     4.70%       25%(5)       $   24,296
JULY 26, 2004(9) TO OCTOBER 31, 2004 ................     3.12%       30%          $    5,790

CLASS C
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ...........     4.71%       25%(5)       $   13,075
JULY 26, 2004(9) TO OCTOBER 31, 2004 ................     3.12%       30%          $    2,732

CLASS D
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ...........     5.44%       25%(5)       $  163,464
NOVEMBER 1, 2003 TO OCTOBER 31, 2004 ................    11.88%       30%          $   50,790
NOVEMBER 1, 2002 TO OCTOBER 31, 2003 ................    28.34%       26%          $   20,419
NOVEMBER 1, 2001 TO OCTOBER 31, 2002 ................    (5.14)%      39%          $   14,383
NOVEMBER 1, 2000 TO OCTOBER 31, 2001 ................     4.50%       41%          $   38,850
NOVEMBER 1, 1999 TO OCTOBER 31, 2000 ................    10.89%       48%          $   35,251

ADMINISTRATOR CLASS
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ...........     5.62%       25%(5)       $  201,181
JULY 26, 2004(9) TO OCTOBER 31, 2004 ................     3.37%       30%          $    9,627

INSTITUTIONAL CLASS
NOVEMBER 1, 2004(8) TO SEPTEMBER 30, 2005 ...........     6.05%       25%(5)       $   63,303
JULY 26, 2004(9) TO OCTOBER 31, 2004 ................     3.37%       30%          $   15,030

DIVERSIFIED EQUITY FUND
---------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............    14.27%       42%(6)       $  118,140
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............    12.82%       32%(6)       $  101,649
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............    23.21%       32%(6)       $   76,292
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   (19.04)%      30%(6)       $   57,876
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............   (24.07)%      34%(6)       $   74,038

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............    13.44%       42%(6)       $   65,245
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............    11.97%       32%(6)       $   81,966
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............    22.31%       32%(6)       $   92,300
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   (19.64)%      30%(6)       $   85,035
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............   (24.65)%      34%(6)       $  111,956

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............    13.45%       42%(6)       $    7,170
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............    11.92%       32%(6)       $    7,798
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............    22.23%       32%(6)       $    9,463
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   (19.62)%      30%(6)       $    6,730
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............   (24.64)%      34%(6)       $    7,693

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............    14.57%       42%(6)       $1,180,748
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............    13.08%       32%(6)       $1,178,146
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............    23.55%       32%(6)       $1,152,692
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   (18.86)%      30%(6)       $1,014,998
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............   (23.95)%      34%(6)       $1,398,810

DIVERSIFIED SMALL CAP FUND
---------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............    20.09%       75%(6)       $  564,318
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............    19.23%       75%(6)       $  441,080
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............    31.32%       84%(6)       $  285,650
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............    (4.17)%      93%(6)       $  192,987
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............   (12.52)%     113%(6)       $  138,795

EQUITY INCOME FUND
---------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............    12.74%       20%(5)       $  185,533
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............    16.43%       11%(5)       $  186,501
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............    20.12%        9%(5)       $  161,962
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............   (19.84)%      12%(5)       $  124,015
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............    (8.97)%       3%(5)       $  165,304

 WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                      NET REALIZED
                                                           BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                           NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                           VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                               SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND (CONTINUED)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..................     $ 34.49         0.25             3.74           (0.23)          (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..................     $ 31.31         0.21             4.57           (0.20)          (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..................     $ 28.72         0.25             5.02           (0.22)          (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..................     $ 37.18         0.16            (7.49)          (0.14)          (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..................     $ 41.22         0.05            (4.03)          (0.06)           0.00

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..................     $ 35.61         0.27             3.86           (0.23)          (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..................     $ 32.26         0.22             4.70           (0.17)          (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..................     $ 29.52         0.25             5.19           (0.24)          (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..................     $ 38.18         0.18            (7.70)          (0.15)          (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..................     $ 42.32         0.05            (4.14)          (0.05)           0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..................     $ 34.45         0.62             3.73           (0.61)          (2.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..................     $ 31.28         0.54             4.59           (0.56)          (1.40)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..................     $ 28.72         0.55             5.02           (0.55)          (2.46)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..................     $ 37.21         0.54            (7.51)          (0.53)          (0.99)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..................     $ 41.27         0.46            (4.05)          (0.47)           0.00

EQUITY VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..................     $ 11.48         0.10(7)          2.31           (0.07)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..................     $  9.82         0.05             1.62           (0.01)           0.00
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ...............     $ 10.00         0.00            (0.18)           0.00            0.00

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..................     $ 11.40         0.01(7)          2.28            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..................     $  9.81         0.00             1.59            0.00            0.00
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ...............     $ 10.00        (0.01)           (0.18)           0.00            0.00

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..................     $ 11.40         0.01(7)          2.29           (0.01)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..................     $  9.81         0.00             1.59            0.00            0.00
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ...............     $ 10.00        (0.01)           (0.18)           0.00            0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..................     $ 11.51         0.08(7)          2.38           (0.01)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..................     $  9.82         0.05             1.65           (0.01)           0.00
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ...............     $ 10.00         0.00            (0.18)           0.00            0.00

GROWTH EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..................     $ 27.70         0.04(7)          4.63            0.00           (1.57)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..................     $ 24.64        (0.08)(7)         3.14            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..................     $ 19.50        (0.08)(7)         5.22            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..................     $ 23.87        (0.10)           (3.34)          (0.01)          (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..................     $ 39.89        (0.07)           (9.86)           0.00           (6.09)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..................     $ 25.69        (0.16)(7)         4.27            0.00           (1.57)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..................     $ 23.02        (0.28)(7)         2.95            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..................     $ 18.37        (0.23)(7)         4.88            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..................     $ 22.69        (0.31)           (3.09)           0.00           (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..................     $ 38.48        (0.19)           (9.51)           0.00           (6.09)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..................     $ 26.61        (0.17)(7)         4.45            0.00           (1.57)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..................     $ 23.87        (0.28)(7)         3.02            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..................     $ 19.04        (0.25)(7)         5.08            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..................     $ 23.49        (0.25)           (3.28)           0.00           (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..................     $ 39.61        (0.22)           (9.81)           0.00           (6.09)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..................     $ 27.97         0.12(7)          4.68           (0.03)          (1.57)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..................     $ 24.82        (0.01)(7)         3.16            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..................     $ 19.61        (0.03)(7)         5.25           (0.01)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..................     $ 24.00        (0.05)           (3.35)          (0.07)          (0.92)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..................     $ 39.98        (0.02)           (9.87)           0.00           (6.09)

INSTITUTIONAL CLASS
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ................     $ 28.50         0.03(7)          2.66            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                DISTRIBUTIONS     ENDING         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                 IN EXCESS OF  NET ASSET  --------------------------------------------------------
                                                     REALIZED  VALUE PER  NET INVESTMENT      GROSS       EXPENSES         NET
                                                        GAINS      SHARE   INCOME (LOSS)   EXPENSES         WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND (CONTINUED)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00    $ 36.23            0.76%      1.97%(4)      (0.12)%      1.85%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00    $ 34.49            0.57%      1.93%(4)      (0.08)%      1.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......            0.00    $ 31.31            0.82%      2.13%(4)      (0.28)%      1.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......            0.00    $ 28.72            0.43%      2.18%(4)      (0.33)%      1.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......            0.00    $ 37.18            0.12%      2.20%(4)      (0.35)%      1.85%(4)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00    $ 37.49            0.77%      1.97%(4)      (0.12)%      1.85%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00    $ 35.61            0.58%      1.93%(4)      (0.08)%      1.85%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......            0.00    $ 32.26            0.82%      2.07%(4)      (0.22)%      1.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......            0.00    $ 29.52            0.46%      2.12%(4)      (0.27)%      1.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......            0.00    $ 38.18            0.14%      2.02%(4)      (0.17)%      1.85%(4)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00    $ 36.17            1.75%      0.96%(4)      (0.11)%      0.85%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00    $ 34.45            1.58%      0.85%(4)      (0.01)%      0.84%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......            0.00    $ 31.28            1.83%      0.94%(4)      (0.09)%      0.85%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......            0.00    $ 28.72            1.44%      0.91%(4)      (0.06)%      0.85%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......            0.00    $ 37.21            1.11%      0.85%(4)       0.00 %      0.85%(4)

EQUITY VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00    $ 13.82            0.80%      2.48%(4)      (1.23)%      1.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00    $ 11.48            0.54%     10.90%(4)      (9.65)%      1.25%(4)
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ....            0.00    $  9.82           (0.26)%   196.38%(4)    (195.13)%      1.25%(4)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00    $ 13.69            0.07%      3.25%(4)      (1.25)%      2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00    $ 11.40           (0.19)%    11.20%(4)      (9.20)%      2.00%(4)
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ....            0.00    $  9.81           (1.08)%   189.72%(4)    (187.72)%      2.00%(4)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00    $ 13.69            0.06%      3.26%(4)      (1.26)%      2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00    $ 11.40           (0.19)%    11.11%(4)      (9.11)%      2.00%(4)
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ....            0.00    $  9.81           (0.64)%   209.42%(4)    (207.42)%      2.00%(4)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00    $ 13.96            0.67%      2.04%(4)      (1.04)%      1.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00    $ 11.51            0.77%      9.22%(4)      (8.22)%      1.00%(4)
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ....            0.00    $  9.82           (0.33)%   211.67%(4)    (210.67)%      1.00%(4)

GROWTH EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00    $ 30.80            0.15%      1.60%(4)      (0.10)%      1.50%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00    $ 27.70           (0.28)%     1.60%(4)      (0.10)%      1.50%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......            0.00    $ 24.64           (0.38)%     1.82%(4)      (0.32)%      1.50%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......            0.00    $ 19.50           (0.43)%     1.88%(4)      (0.41)%      1.47%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......            0.00    $ 23.87           (0.31)%     1.93%(4)      (0.43)%      1.50%(4)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00    $ 28.23           (0.60)%     2.35%(4)      (0.10)%      2.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00    $ 25.69           (1.08)%     2.34%(4)      (0.09)%      2.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......            0.00    $ 23.02           (1.13)%     2.59%(4)      (0.34)%      2.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......            0.00    $ 18.37           (1.18)%     2.63%(4)      (0.41)%      2.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......            0.00    $ 22.69           (1.06)%     2.65%(4)      (0.40)%      2.25%(4)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00    $ 29.32           (0.62)%     2.35%(4)      (0.10)%      2.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00    $ 26.61           (1.05)%     2.34%(4)      (0.09)%      2.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......            0.00    $ 23.87           (1.11)%     2.68%(4)      (0.43)%      2.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......            0.00    $ 19.04           (1.17)%     2.74%(4)      (0.52)%      2.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......            0.00    $ 23.49           (1.06)%     2.32%(4)      (0.07)%      2.25%(4)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 .......            0.00    $ 31.17            0.42%      1.34%(4)      (0.09)%      1.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 .......            0.00    $ 27.97           (0.04)%     1.27%(4)      (0.03)%      1.24%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 .......            0.00    $ 24.82           (0.12)%     1.45%(4)      (0.20)%      1.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 .......            0.00    $ 19.61           (0.19)%     1.41%(4)      (0.19)%      1.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 .......            0.00    $ 24.00           (0.06)%     1.29%(4)      (0.04)%      1.25%(4)

INSTITUTIONAL CLASS
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .....            0.00    $ 31.19            0.19%      1.12%(4)      (0.07)%      1.05%(4)

                                                                                                    PORTFOLIO        NET ASSETS AT
                                                                                            TOTAL    TURNOVER        END OF PERIOD
                                                                                        RETURN(2)     RATE(3)      (000'S OMITTED)
----------------------------------------------------------------------------------------------------------------------------------
EQUITY INCOME FUND (CONTINUED)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............................................       11.91%         20%(5)      $    59,606
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............................................       15.56%         11%(5)      $    80,298
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............................................       19.22%          9%(5)      $    98,690
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............................................      (20.43)%        12%(5)      $    91,889
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............................................       (9.67)%         3%(5)      $   134,403

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............................................       11.90%         20%(5)      $     6,937
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............................................       15.54%         11%(5)      $     9,083
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............................................       19.27%          9%(5)      $    10,689
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............................................      (20.41)%        12%(5)      $     7,415
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............................................       (9.66)%         3%(5)      $     7,508

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............................................       13.04%         20%(5)      $   756,225
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............................................       16.74%         11%(5)      $   853,843
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............................................       20.42%          9%(5)      $   907,662
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............................................      (19.64)%        12%(5)      $   902,521
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............................................       (8.75)%         3%(5)      $ 1,163,331

EQUITY VALUE FUND
----------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............................................       21.06%        145%(5)      $     3,796
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............................................       16.96%        122%(5)      $     1,645
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............................................       (1.80)%         3%(5)      $        76

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............................................       20.09%        145%(5)      $     2,245
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............................................       16.21%        122%(5)      $     1,142
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............................................       (1.90)%         3%(5)      $        37

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............................................       20.20%        145%(5)      $       430
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............................................       16.21%        122%(5)      $       295
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............................................       (1.90)%         3%(5)      $        12

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............................................       21.49%        145%(5)      $    63,194
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............................................       17.30%        122%(5)      $       366
AUGUST 29, 2003(9) TO SEPTEMBER 30, 2003 ............................................       (1.80)%         3%(5)      $        10

GROWTH EQUITY FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............................................       17.31%         50%(6)      $    22,769
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............................................       12.38%         44%(6)      $    18,742
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............................................       26.36%         58%(6)      $    15,576
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............................................      (15.46)%        40%(6)      $    11,210
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............................................      (28.93)%        75%(6)      $    12,473

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............................................       16.36%         50%(6)      $     8,811
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............................................       11.60%         44%(6)      $    11,700
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............................................       25.31%         58%(6)      $    14,379
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............................................      (16.09)%        40%(6)      $    13,670
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............................................      (29.46)%        75%(6)      $    17,319

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............................................       16.43%         50%(6)      $       844
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............................................       11.52%         44%(6)      $     1,097
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............................................       25.37%         58%(6)      $     2,980
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............................................      (16.10)%        40%(6)      $     1,721
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............................................      (29.46)%        75%(6)      $     1,799

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ...............................................       17.60%         50%(6)      $   396,865
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ...............................................       12.69%         44%(6)      $   493,899
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ...............................................       26.62%         58%(6)      $   450,480
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ...............................................      (15.25)%        40%(6)      $   363,946
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ...............................................      (28.74)%        75%(6)      $   476,031

INSTITUTIONAL CLASS
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 .............................................        9.44%         50%(6)      $   131,489

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                             NET REALIZED
                                                   BEGINNING          NET             AND  DISTRIBUTIONS  DISTRIBUTIONS
                                                   NET ASSET   INVESTMENT      UNREALIZED       FROM NET       FROM NET
                                                   VALUE PER       INCOME  GAIN (LOSS) ON     INVESTMENT       REALIZED
                                                       SHARE       (LOSS)     INVESTMENTS         INCOME          GAINS
-----------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      $11.94     0.11               2.68          (0.23)         (0.37)
OCTOBER 31, 2003(9) TO SEPTEMBER 30, 2004 ......      $10.00     0.21               1.73           0.00           0.00

CLASS B
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........      $13.27     0.05               0.77           0.00           0.00

CLASS C
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........      $13.27     0.05               0.77           0.00           0.00

ADMINISTRATOR CLASS
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........      $13.27     0.18               0.70           0.00           0.00

LARGE CAP APPRECIATION FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      $ 9.80     0.03(7)            1.87          (0.04)         (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........      $ 8.92     0.00(7)            0.88           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      $ 7.53    (0.01)              1.40           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      $ 9.53    (0.01)             (1.99)          0.00           0.00
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......      $10.00     0.00              (0.47)          0.00           0.00

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      $ 9.57    (0.05)(7)           1.82           0.00          (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........      $ 8.78    (0.21)(7)           1.00           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      $ 7.47    (0.06)              1.37           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      $ 9.52    (0.07)             (1.98)          0.00           0.00
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......      $10.00     0.00              (0.48)          0.00           0.00

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      $ 9.58    (0.05)(7)           1.82           0.00          (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........      $ 8.79    (0.15)(7)           0.94           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      $ 7.47    (0.03)              1.35           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      $ 9.53    (0.05)             (2.01)          0.00           0.00
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......      $10.00     0.00              (0.47)          0.00           0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      $ 9.87     0.06(7)            1.87          (0.04)         (0.12)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........      $ 8.96     0.02(7)            0.89           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      $ 7.55     0.00               1.41           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      $ 9.53     0.00              (1.98)          0.00           0.00
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......      $10.00     0.01              (0.48)          0.00           0.00

LARGE COMPANY GROWTH FUND
-----------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      $44.97     0.06(7)            4.64           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........      $43.96    (0.28)(7)           1.29           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      $34.52    (0.46)              9.90           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      $44.57    (0.34)             (9.71)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........      $75.03    (0.37)            (29.21)          0.00          (0.84)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      $40.72    (0.23)(7)           4.15           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........      $40.11    (0.58)(7)           1.19           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      $31.72    (0.68)              9.07           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      $41.18    (0.69)             (8.77)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........      $69.77    (0.62)            (27.09)          0.00          (0.84)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      $40.80    (0.20)(7)           4.12           0.00           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........      $40.18    (0.58)(7)           1.20           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      $31.76    (0.62)              9.04           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      $41.22    (0.89)             (8.57)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........      $69.85    (0.43)            (27.32)          0.00          (0.84)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      $42.73     0.21(7)            4.37          (0.07)          0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........      $41.67    (0.16)(7)           1.22           0.00           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      $32.65    (0.16)              9.18           0.00           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      $42.06    (0.21)             (9.20)          0.00           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........      $70.71    (0.24)            (27.53)          0.00          (0.84)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS     ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    IN EXCESS OF  NET ASSET  -----------------------------------------------
                                                        REALIZED  VALUE PER  NET INVESTMENT       GROSS   EXPENSES       NET
                                                           GAINS      SHARE   INCOME (LOSS)    EXPENSES     WAIVED  EXPENSES
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00      $14.13          2.21%    33.72%(4)   (32.22)%  1.50%(4)
OCTOBER 31, 2003(9) TO SEPTEMBER 30, 2004 ......           0.00      $11.94          2.46%   282.28%(4)  (280.78)%  1.50%(4)

CLASS B
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........           0.00      $14.09          1.66%    21.43%(4)   (18.39)%  3.04%(4)

CLASS C
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........           0.00      $14.09          1.84%    23.19%(4)   (18.49)%  4.70%(4)

ADMINISTRATOR CLASS
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........           0.00      $14.15          3.07%    20.09%(4)   (18.84)%  1.25%(4)

LARGE CAP APPRECIATION FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00      $11.54          0.27%     1.42%(4)    (0.17)%  1.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00      $ 9.80         (0.11)%    1.42%(4)    (0.17)%  1.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00      $ 8.92         (0.19)%    2.45%(4)    (1.24)%  1.21%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........           0.00      $ 7.53         (0.15)%    6.48%(4)    (5.28)%  1.20%(4)
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......           0.00      $ 9.53          1.17%     1.24%(4)    (0.29)%  0.95%(4)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00      $11.22         (0.51)%    2.17%(4)    (0.17)%  2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00      $ 9.57         (0.88)%    2.16%(4)    (0.16)%  2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00      $ 8.78         (0.95)%    3.11%(4)    (1.16)%  1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........           0.00      $ 7.47         (0.90)%    8.45%(4)    (6.50)%  1.95%(4)
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......           0.00      $ 9.52         (0.24)%    1.78%(4)     0.00%   1.78%(4)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00      $11.23         (0.44)%    2.17%(4)    (0.17)%  2.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00      $ 9.58         (0.88)%    2.16%(4)    (0.16)%  2.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00      $ 8.79         (0.94)%    3.96%(4)    (2.01)%  1.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........           0.00      $ 7.47         (0.93)%    8.37%(4)    (6.42)%  1.95%(4)
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......           0.00      $ 9.53          0.00%     1.83%(4)     0.00%   1.83%(4)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00      $11.64          0.56%     1.16%(4)    (0.16)%  1.00%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00      $ 9.87          0.12%     1.08%(4)    (0.08)%  1.00%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00      $ 8.96         (0.06)%    1.61%(4)    (0.66)%  0.95%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........           0.00      $ 7.55          0.05%     5.81%(4)    (4.86)%  0.95%(4)
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......           0.00      $ 9.53          1.00%     0.86%(4)     0.00%   0.86%(4)

LARGE COMPANY GROWTH FUND
----------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00      $49.67          0.12%     1.27%(4)    (0.07)%  1.20%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00      $44.97         (0.61)%    1.28%(4)    (0.08)%  1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00      $43.96         (0.69)%    1.41%(4)    (0.21)%  1.20%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........           0.00      $34.52         (0.76)%    1.45%(4)    (0.25)%  1.20%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........          (0.04)     $44.57         (0.71)%    1.36%(4)    (0.16)%  1.20%(4)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00      $44.64         (0.53)%    2.02%(4)    (0.07)%  1.95%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00      $40.72         (1.36)%    2.03%(4)    (0.08)%  1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00      $40.11         (1.35)%    2.33%(4)    (0.45)%  1.88%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........           0.00      $31.72         (1.31)%    2.46%(4)    (0.71)%  1.75%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........          (0.04)     $41.18         (1.26)%    2.19%(4)    (0.44)%  1.75%(4)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00      $44.72         (0.46)%    2.02%(4)    (0.07)%  1.95%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00      $40.80         (1.36)%    2.03%(4)    (0.08)%  1.95%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00      $40.18         (1.34)%    2.16%(4)    (0.30)%  1.86%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........           0.00      $31.76         (1.31)%    2.28%(4)    (0.53)%  1.75%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........          (0.04)     $41.22         (1.26)%    2.15%(4)    (0.40)%  1.75%(4)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........           0.00      $47.24          0.46%     1.01%(4)    (0.06)%  0.95%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........           0.00      $42.73         (0.35)%    0.95%(4)    (0.01)%  0.94%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........           0.00      $41.67         (0.44)%    1.05%(4)    (0.09)%  0.96%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........           0.00      $32.65         (0.56)%    1.03%(4)    (0.03)%  1.00%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........          (0.04)     $42.06         (0.48)%    0.97%(4)     0.00%   0.97%(4)

                                                              PORTFOLIO    NET ASSETS AT
                                                       TOTAL   TURNOVER    END OF PERIOD
                                                   RETURN(2)    RATE(3)  (000'S OMITTED)
----------------------------------------------------------------------------------------
INTERNATIONAL VALUE FUND

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      24.04%     14%(5)       $      493
OCTOBER 31, 2003(9) TO SEPTEMBER 30, 2004 ......      19.40%     24%(5)       $       23

CLASS B
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........       6.10%     14%(5)       $      184

CLASS C
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........       6.10%     14%(5)       $       59

ADMINISTRATOR CLASS
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........       6.63%     14%(5)       $      207

LARGE CAP APPRECIATION FUND
----------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      19.52%    133%(5)       $   32,048
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       9.87%    149%(5)       $   20,393
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      18.46%    153%(5)       $    1,033
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (20.99)%   123%(5)       $      898
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......      (4.70)%    10%(5)       $       41

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      18.60%    133%(5)       $    2,732
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       9.00%    149%(5)       $    1,509
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      17.54%    153%(5)       $    1,449
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (21.53)%   123%(5)       $    1,041
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......      (4.80)%    10%(5)       $       91

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      18.58%    133%(5)       $      771
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       8.99%    149%(5)       $      669
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      17.67%    153%(5)       $      499
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (21.62)%   123%(5)       $      200
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......      (4.70)%    10%(5)       $       26

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      19.70%    133%(5)       $   18,060
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........      10.16%    149%(5)       $   14,830
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      18.68%    153%(5)       $   16,905
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (20.78)%   123%(5)       $    4,155
AUGUST 31, 2001(9) TO SEPTEMBER 30, 2001 .......      (4.70)%    10%(5)       $       10

LARGE COMPANY GROWTH FUND
----------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      10.48%     18%(5)       $  524,323
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       2.28%     14%(5)       $  454,499
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      27.35%     13%(5)       $  364,406
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (22.55)%    18%(5)       $  141,774
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     (39.85)%    13%(5)       $  202,514

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       9.63%     18%(5)       $  187,895
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       1.52%     14%(5)       $  220,657
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      26.45%     13%(5)       $  246,894
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (22.97)%    18%(5)       $  218,625
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     (40.18)%    13%(5)       $  307,706

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       9.61%     18%(5)       $   21,211
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       1.54%     14%(5)       $   31,937
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      26.51%     13%(5)       $   40,436
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (22.95)%    18%(5)       $   27,092
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     (40.19)%    13%(5)       $   27,189

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........      10.73%     18%(5)       $1,850,677
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       2.57%     14%(5)       $1,975,616
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........      27.60%     13%(5)       $1,761,429
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     (22.37)%    18%(5)       $1,038,491
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     (39.73)%    13%(5)       $1,066,607

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                  NET REALIZED
                                                   BEGINNING          NET                  AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                   NET ASSET   INVESTMENT           UNREALIZED        FROM NET        FROM NET
                                                   VALUE PER       INCOME       GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                       SHARE       (LOSS)          INVESTMENTS          INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (CONTINUED)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........     $ 42.75         0.24(7)              4.44           (0.16)           0.00
JUNE 30, 2004(9) TO SEPTEMBER 30, 2004 .........     $ 44.93        (0.02)(7)            (2.16)           0.00            0.00

CLASS Z
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........     $ 42.80        (0.17)(7)             4.51            0.00            0.00
------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........     $ 26.78        (0.29)(7)             4.55            0.00           (0.17)
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......     $ 28.42        (0.21)(7)            (1.43)           0.00            0.00

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........     $ 26.66        (0.50)(7)             4.52            0.00           (0.17)
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......     $ 28.42        (0.34)(7)            (1.42)           0.00            0.00

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........     $ 26.82        (0.50)(7)             4.54            0.00           (0.17)
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......     $ 28.42        (0.34)(7)            (1.26)           0.00            0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........     $ 26.83        (0.21)(7)             4.56            0.00           (0.17)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........     $ 23.87        (0.26)(7)             3.22            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $ 17.35        (0.13)                6.65            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........     $ 21.73        (0.16)               (4.22)           0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........     $ 36.22        (0.10)               (7.26)           0.00           (7.13)

SMALL COMPANY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........     $ 13.66         0.00                 3.17            0.00           (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........     $ 11.56        (0.01)                1.63            0.00            0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $  8.43         0.00                 3.13            0.00            0.00
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......     $ 10.00         0.00                (1.57)           0.00            0.00

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........     $ 13.38        (0.07)                3.05            0.00           (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........     $ 11.41        (0.08)                1.57            0.00            0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $  8.38        (0.06)                3.09            0.00            0.00
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......     $ 10.00        (0.03)               (1.59)           0.00            0.00

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........     $ 13.37        (0.04)                3.03            0.00           (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........     $ 11.41        (0.08)                1.56            0.00            0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $  8.38        (0.04)                3.07            0.00            0.00
AUGUST 30, 2002(9) TO SEPTEMBER 30, 2002 .......     $  9.05         0.00                (0.67)           0.00            0.00

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........     $ 13.74         0.02                 3.20            0.00           (0.88)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........     $ 11.60         0.01                 1.65            0.00            0.48
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........     $  8.44         0.01                 3.15            0.00            0.00
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......     $ 10.00         0.01                (1.57)           0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                  WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                   DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                    IN EXCESS OF   NET ASSET   -------------------------------------------------
                                                        REALIZED   VALUE PER   NET INVESTMENT      GROSS     EXPENSES        NET
                                                           GAINS       SHARE    INCOME (LOSS)   EXPENSES       WAIVED   EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (CONTINUED)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........            0.00     $ 47.27             0.53%      0.82%(4)    (0.07)%     0.75%(4)
JUNE 30, 2004(9) TO SEPTEMBER 30, 2004 .........            0.00     $ 42.75            (0.04)%     0.85%(4)    (0.10)%     0.75%(4)

CLASS Z
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........            0.00     $ 47.14            (0.77)%     1.43%(4)    (0.06)%     1.37%(4)
------------------------------------------------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........            0.00     $ 30.87            (1.00)%     1.54%(4)    (0.09)%     1.45%(4)
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......            0.00     $ 26.78            (0.80)%     1.55%(4)    (0.10)%     1.45%(4)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........            0.00     $ 30.51            (1.75)%     2.29%(4)    (0.09)%     2.20%(4)
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......            0.00     $ 26.66            (1.29)%     2.29%(4)    (0.09)%     2.20%(4)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........            0.00     $ 30.69            (1.73)%     2.29%(4)    (0.09)%     2.20%(4)
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......            0.00     $ 26.82            (1.29)%     2.27%(4)    (0.07)%     2.20%(4)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........            0.00     $ 31.01            (0.74)%     1.31%(4)    (0.11)%     1.20%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........            0.00     $ 26.83            (0.97)%     1.25%(4)    (0.05)%     1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........            0.00     $ 23.87            (0.65)%     1.34%(4)    (0.13)%     1.21%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........            0.00     $ 17.35            (0.68)%     1.25%(4)    (0.03)%     1.22%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........            0.00     $ 21.73            (0.44)%     1.21%(4)     0.00%      1.21%(4)

SMALL COMPANY VALUE FUND
------------------------------------------------------------------------------------------------------------------------------------

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........            0.00     $ 15.95             0.10%      1.44%(4)    (0.09)%     1.35%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........            0.00     $ 13.66            (0.06)%     1.58%(4)    (0.13)%     1.45%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........            0.00     $ 11.56             0.06%      1.43%(4)     0.00%      1.43%(4)
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......            0.00     $  8.43             0.00%      2.32%(4)    (0.94)%     1.38%(4)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........            0.00     $ 15.48            (0.70)%     2.21%(4)    (0.09)%     2.12%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........            0.00     $ 13.38            (0.85)%     2.36%(4)    (0.16)%     2.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........            0.00     $ 11.41            (0.67)%     2.18%(4)     0.00%      2.18%(4)
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......            0.00     $  8.38            (0.74)%     3.46%(4)    (1.32)%     2.14%(4)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........            0.00     $ 15.48            (0.67)%     2.20%(4)    (0.09)%     2.11%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........            0.00     $ 13.37            (0.84)%     2.35%(4)    (0.15)%     2.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........            0.00     $ 11.41            (0.80)%     2.18%(4)     0.00%      2.18%(4)
AUGUST 30, 2002(9) TO SEPTEMBER 30, 2002 .......            0.00     $  8.38             0.68%      7.48%(4)    (5.28)%     2.20%(4)

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........            0.00     $ 16.08             0.33%      1.22%(4)    (0.10)%     1.12%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........            0.00     $ 13.74             0.15%      1.38%(4)    (0.18)%     1.20%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........            0.00     $ 11.60             0.21%      1.21%(4)     0.00%      1.21%(4)
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......            0.00     $  8.44             0.34%      3.58%(4)    (2.35)%     1.23%(4)

                                                               PORTFOLIO       NET ASSETS AT
                                                       TOTAL    TURNOVER       END OF PERIOD
                                                   RETURN(2)     RATE(3)     (000'S OMITTED)
--------------------------------------------------------------------------------------------
LARGE COMPANY GROWTH FUND (CONTINUED)

INSTITUTIONAL CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       10.96%         18%(5)       $ 104,469
JUNE 30, 2004(9) TO SEPTEMBER 30, 2004 .........       (4.85)%        14%(5)       $  52,884

CLASS Z
APRIL 11, 2005(9) TO SEPTEMBER 30, 2005 ........       10.14%         18%(5)       $ 124,645
--------------------------------------------------------------------------------------------
SMALL COMPANY GROWTH FUND

CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       15.92%        142%(5)       $   2,317
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......       (5.77)%       145%(5)       $     832

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       15.08%        142%(5)       $     554
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......       (6.19)%       145%(5)       $     144

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       15.06%        142%(5)       $      77
JANUARY 30, 2004(9) TO SEPTEMBER 30, 2004 ......       (5.59)%       145%(5)       $      28

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       16.22%        142%(5)       $ 523,190
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       12.40%        145%(5)       $ 486,285
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........       37.58%        163%(5)       $ 432,328
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..........      (20.16)%       169%(5)       $ 329,964
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..........      (23.33)%       206%(5)       $ 431,695

SMALL COMPANY VALUE FUND
--------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       23.97%         70%(5)       $  72,680
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       22.75%         64%(5)       $  31,068
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........       37.20%         80%(5)       $   8,783
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......      (15.70)%        98%(5)       $   4,276

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       23.01%         70%(5)       $  15,802
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       21.89%         64%(5)       $  11,571
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........       36.23%         80%(5)       $   7,520
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......      (16.20)%        98%(5)       $   4,860

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       23.11%         70%(5)       $   4,847
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       21.80%         64%(5)       $   2,769
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........       36.23%         80%(5)       $   1,497
AUGUST 30, 2002(9) TO SEPTEMBER 30, 2002 .......       (7.40)%        98%(5)       $      59

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..........       24.21%         70%(5)       $ 140,337
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..........       23.05%         64%(5)       $  59,797
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..........       37.51%         80%(5)       $  33,583
JANUARY 31, 2002(9) TO SEPTEMBER 30, 2002 ......      (15.60)%        98%(5)       $   5,465

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(4) Includes net expenses allocated from Portfolio(s) in which the Fund invests.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(6) Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund's investment percentage in the respective Portfolio by the corresponding Portfolio's portfolio turnover rate.

(7)   Calculated based upon average shares outstanding.

(8)   The Fund changed its year end from October 31 to September 30.

(9)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, and Small Company Value Fund.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                              Before Reorganization                        After Reorganization
                                         ---------------------------------------------------------------   --------------------
                                                          Target Funds                                         Acquiring Fund
                                                                                           WELLS FARGO          WELLS FARGO
                                            STRONG          STRONG                            LARGE             ADVANTAGE
                                            ADVISOR          BLUE         WELLS FARGO        COMPANY           LARGE COMPANY
Fund                                      FOCUS FUND       CHIP FUND      GROWTH FUND      GROWTH FUND*         GROWTH FUND
Shares:
CLASS A                                       113,416                0       9,614,528         9,136,049           11,741,584
CLASS B(1)                                    148,305                0         600,938         4,721,058            4,841,404
CLASS C(1)                                     21,133                0               0           592,034              592,034
SELECT CLASS(4)                                     0                0               0         1,055,462                    0
CLASS Z                                             0                0               0                 0            2,963,752
ADMINISTRATOR CLASS                                 0                0               0                 0           43,483,684
INSTITUTIONAL CLASS(2)                              0                0       2,099,734        42,786,098            1,055,462
INVESTOR CLASS(3)                                   0       11,122,341               0                 0                    0
NET ASSETS:
CLASS A                                  $    724,634   $            0   $ 115,605,061   $   411,571,874      $   528,949,205
CLASS B(1)                                    915,446                0       4,890,229       191,839,332          196,729,561
CLASS C(1)                                    132,190                0               0        24,102,082           24,102,082
SELECT CLASS(4)                                     0                0               0        45,157,984                    0
CLASS Z                                             0                0               0                 0          126,842,039
ADMINISTRATOR CLASS                                 0                0               0                 0        1,861,005,652
INSTITUTIONAL CLASS(2)                              0                0      29,855,154     1,831,150,498           45,157,984
INVESTOR CLASS(3)                                   0      126,842,039               0                 0                    0
UNREALIZED APPRECIATION (DEPRECIATION)   $     (6,664)  $   (6,153,196)  $  21,387,228   $    76,720,601      $    91,947,969
ACCUMULATED NET REALIZED LOSSES          $ (3,571,103)  $ (140,063,161)  $ (51,572,336)  $  (411,601,756)     $  (606,808,356)

* Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, Class B and Class C of the Strong Advisor Focus Fund merged into Class A of the Wells Fargo Advantage Large Company Growth Fund.

(2) Effective at the close of business on April 8, 2005, Institutional Class of the Wells Fargo Growth Fund and Wells Fargo Large Company Growth Fund merged into Administrator Class of the Wells Fargo Advantage Large Company Growth Fund.

(3) Effective at the close of business on April 8, 2005, Investor Class of the Strong Blue Chip Fund merged into Class Z of the Wells Fargo Advantage Large Company Growth Fund.

(4) Effective at the close of business on April 8, 2005, Select Class of the Wells Fargo Large Company Growth Fund merged into Institutional Class of the Wells Fargo Advantage Large Company Growth Fund.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                          Before Reorganization                    After Reorganization
                                           ---------------------------------------------------     --------------------
                                                               Target Funds                           Acquiring Fund
                                                                                                        WELLS FARGO
                                           STRONG ADVISOR UTILITIES            WELLS FARGO           ADVANTAGE EQUITY
Fund                                             & ENERGY FUND             EQUITY INCOME FUND*          INCOME FUND
Shares:
   Class A                                             183,668                     5,439,667              5,494,907
   Class B                                              29,573                     2,010,652              2,019,423
   Class C                                              16,639                       210,962                215,721
   Administrator Class                                       0                             0             23,161,747
   Institutional Class(1)                                    0                    23,161,747                      0
   Net Assets:
   Class A                                       $   1,933,655                 $ 190,411,338          $ 192,344,993
   Class B                                             306,937                    70,367,923             70,674,860
   Class C                                             172,341                     7,640,254              7,812,595
   Administrator Class                                       0                             0            809,702,767
   Institutional Class(1)                                    0                   809,702,767                      0
   Unrealized appreciation (depreciation)        $     164,280                 $ (58,517,831)         $ (58,353,551)
   Accumulated net realized losses               $      (3,367)                $           0          $      (3,367)

* Designates the accounting survivor.

(1) Effective at the close of business on April 8, 2005, Institutional Class of the Wells Fargo Equity Income Fund merged into Administrator Class of the Wells Fargo Advantage Equity Income Fund.

      On February 3, 2004, the Board of Trustees of the Trust and on February 18, 2004, the Boards of Trustees of The Cooke & Bieler Funds approved an Agreement and Plan of Reorganization of the Cooke & Bieler Portfolios (C&B Portfolios) into the Funds as defined above. Effective at the close of business on July 23, 2004, the Wells Fargo C&B Large Cap Value Fund acquired all of the net assets of the C&B Large Cap Value Portfolio.

      Effective April 11, 2005, the Wells Fargo Funds changed its name to Wells Fargo Advantage Funds. Also at this time, the Institutional Class changed its name to Administrator Class and the Select Class changed its name to Institutional Class.

      Effective April 11, 2005, the Wells Fargo Overseas Fund changed its name to the Wells Fargo Advantage International Value Fund, and the Wells Fargo Large Cap Value Fund changed its name to the Wells Fargo Advantage Equity Value Fund. Also, effective April 11, 2005, the Institutional Class of the Growth Equity Fund and Class B, Class C, and Administrator Class shares of the International Value Fund commenced operations.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

      The C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, and Small Company Value Fund each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, and Small Company Value Fund are as follows:

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                                   DIVERSIFIED   EQUITY
                                       C&B LARGE     DIVERSIFIED      SMALL      INCOME     EQUITY       GROWTH
                                    CAP VALUE FUND   EQUITY FUND     CAP FUND     FUND    VALUE FUND   EQUITY FUND
C&B LARGE CAP VALUE PORTFOLIO              67%           15%           N/A         N/A        N/A          N/A
DISCIPLINED GROWTH PORTFOLIO              N/A            37%           N/A         N/A        N/A           15%
EQUITY INCOME PORTFOLIO                   N/A             9%           N/A          79%       N/A          N/A
EQUITY VALUE PORTFOLIO                    N/A            26%           N/A         N/A         16%         N/A
INDEX PORTFOLIO                           N/A            16%           N/A         N/A        N/A          N/A
INTERNATIONAL CORE PORTFOLIO              N/A            32%           N/A         N/A        N/A           26%
INTERNATIONAL GROWTH PORTFOLIO            N/A            21%           N/A         N/A        N/A           17%
INTERNATIONAL INDEX PORTFOLIO             N/A            32%           N/A         N/A        N/A           26%
INTERNATIONAL VALUE PORTFOLIO             N/A            32%           N/A         N/A        N/A           26%
LARGE CAP APPRECIATION PORTFOLIO          N/A            26%           N/A         N/A        N/A          N/A
LARGE COMPANY GROWTH PORTFOLIO            N/A             7%           N/A         N/A        N/A            5%
SMALL CAP INDEX PORTFOLIO                 N/A            13%            52%        N/A        N/A           18%
SMALL COMPANY GROWTH PORTFOLIO            N/A             5%            21%        N/A        N/A            8%
SMALL COMPANY VALUE PORTFOLIO             N/A             7%            30%        N/A        N/A           11%

                                                        LARGE CAP          LARGE          SMALL            SMALL
                                     INTERNATIONAL    APPRECIATION        COMPANY        COMPANY          COMPANY
                                       VALUE FUND         FUND          GROWTH FUND    GROWTH FUND      VALUE FUND
INDEX PORTFOLIO                           N/A              N/A               N/A           N/A              N/A
INTERNATIONAL VALUE PORTFOLIO               1%             N/A               N/A           N/A              N/A
LARGE CAP APPRECIATION PORTFOLIO          N/A               40%              N/A           N/A              N/A
LARGE COMPANY GROWTH PORTFOLIO            N/A              N/A                79%          N/A              N/A
SMALL COMPANY GROWTH PORTFOLIO            N/A              N/A               N/A            59%             N/A
SMALL COMPANY VALUE PORTFOLIO             N/A              N/A               N/A           N/A               37%

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Equity Income Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At September 30, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                                              Undistributed Net             Undistributed Net
Fund                                          Investment Income            Realized Gain (Loss)      Paid-in Capital
DIVERSIFIED EQUITY FUND                         $      58,536                 $     (19,924)          $     (38,612)
DIVERSIFIED SMALL CAP FUND                          1,153,063                    (1,116,327)                (36,736)
EQUITY VALUE FUND                                        (947)                          947                       0
GROWTH EQUITY FUND                                     52,570                       (39,317)                (13,253)
INTERNATIONAL VALUE FUND                               (1,337)                        4,831                  (3,494)
LARGE COMPANY GROWTH FUND                                   0                  (109,376,163)            109,376,163
SMALL COMPANY GROWTH FUND                           3,954,190                    (2,558,626)             (1,395,564)
SMALL COMPANY VALUE FUND                              189,082                      (189,082)                      0

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2005.

      At September 30, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                                                                      Capital Loss
Fund                                                     Year Expires                                 Carryforwards
LARGE COMPANY GROWTH FUND                                    2007                                     $  11,428,295
                                                             2008                                           234,113
                                                             2009                                        26,848,447
                                                             2010                                       145,793,339
                                                             2011                                       260,092,200
                                                             2012                                        46,100,191
                                                             2013                                         6,235,040

      At September 30, 2005, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                                                                        Deferred
                                                                                                      Post-October
Fund                                                                                                   Capital Loss
INTERNATIONAL VALUE FUND                                                                              $        1,685

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      For each Fund that invests all of its assets in single Master Portfolios, Funds Management does not currently receive investment advisory fees. For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services. Prior to December 6, 2004, the C&B Large Cap Value Fund invested its assets directly in a portfolio of securities. Accordingly, Funds Management was entitled to receive an advisory fee for its services as adviser. Funds Management was paid a monthly fee at the following annual rates:

                                                                                                      Advisory Fees
                                                         Average Daily                                 (% of Daily
Fund                                                       Net Assets                                  Net Assets)
C&B LARGE CAP VALUE FUND                                    $0 - $ 499 million                            0.750
                                                  $500 million - $ 999 million                            0.700
                                                    $1 billion - $2.99 billion                            0.650
                                                    $3 billion - $4.99 billion                            0.625
                                                                >$4.99 billion                            0.600

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                                                 Administration Fees
                                                         Average Daily                              (% of Average
                                                           Net Assets                             Daily Net Assets)
FUND LEVEL                                                  $0 - $4.99 billion                          0.05
                                                    $5 billion - $9.99 billion                          0.04
                                                                >$9.99 billion                          0.03
CLASS A                                                                                                 0.28
CLASS B                                                                                                 0.28
CLASS C                                                                                                 0.28
CLASS D                                                                                                 0.28
CLASS Z                                                                                                 0.45
ADMINISTRATOR CLASS*                                                                                    0.10
INSTITUTIONAL CLASS**                                                                                   0.08

*  Prior to April 11, 2005, the class level fee was 0.20%.

** Prior to April 11, 2005, the class level fee was 0.10%.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Transfer agent fees are paid by Funds Management and not by the Funds.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

      Prior to December 6, 2004, the C&B Large Cap Value Fund invested its assets in a portfolio of securities. Accordingly, WFB was entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                                                                       % of Average
Fund                                                                                                 Daily Net Assets
C&B LARGE CAP VALUE FUND                                                                                    0.02

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                                                       % of Average
Share Class                                                                                          Daily Net Assets
CLASS A, CLASS B, CLASS C, CLASS D, CLASS Z                                                                 0.25
ADMINISTRATOR CLASS***                                                                                      0.25
INSTITUTIONAL CLASS                                                                                         0.00

*** Prior to April 11, 2005, the class level fee was 0.10% for the C&B Large
    Cap Value Fund, Diversified Small Cap Fund, Small Company Growth Fund, and Small Company Value Fund. All other Equity Gateway Funds did not pay shareholder servicing fees for this class level prior to April 11, 2005.

      For the year ended September 30, 2005, shareholder servicing fees paid were as follows:

                                                                                                 Administrator   Institutional
Fund                                Class A       Class B      Class C     Class D     Class Z       Class           Class
C&B LARGE CAP VALUE FUND       $   84,002    $   40,176   $   19,894   $ 274,326        N/A    $  188,302        $    0
DIVERSIFIED EQUITY FUND           283,046       185,533       19,009         N/A        N/A     1,417,076           N/A
DIVERSIFIED SMALL CAP FUND            N/A           N/A          N/A         N/A        N/A       785,584           N/A
EQUITY INCOME FUND                476,265       179,736       20,469         N/A        N/A       936,596           N/A
EQUITY VALUE FUND                   7,505         4,552        1,026         N/A        N/A         6,489           N/A
GROWTH EQUITY FUND                 53,977        25,740        2,292         N/A        N/A       535,717             0
INTERNATIONAL VALUE FUND              262            96           31         N/A        N/A           216           N/A
LARGE CAP APPRECIATION FUND        63,861         5,484        1,767         N/A        N/A        20,459           N/A
LARGE COMPANY GROWTH FUND       1,223,969       517,475       65,429         N/A    152,077     2,232,964             0
SMALL COMPANY GROWTH FUND           3,905           984          159         N/A        N/A       768,512           N/A
SMALL COMPANY VALUE FUND          122,770        34,805        8,958         N/A        N/A       160,924           N/A

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, Stephens, Inc. served as distributor to the applicable Funds and received distribution fees at an annual rate of 0.75% of average daily net assets of the funds' Class B and Class C shares.

      For the year ended September 30, 2005, distribution fees incurred are disclosed on the Statement of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 2005, were waived by Funds Management proportionately from all classes, first from advisory or administration fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

                                                   Net Operating Expense Ratios
Fund                          Class A   Class B   Class C   Class D   Class Z   Administrator   Institutional
C&B LARGE CAP VALUE FUND       1.20%     1.95%     1.95%     1.20%      N/A         0.95%           0.70%
DIVERSIFIED EQUITY FUND        1.25%     2.00%     2.00%      N/A       N/A         1.00%            N/A
DIVERSIFIED SMALL CAP FUND      N/A       N/A       N/A       N/A       N/A         1.20%            N/A
EQUITY INCOME FUND             1.10%     1.85%     1.85%      N/A       N/A         0.85%            N/A
EQUITY VALUE FUND              1.25%     2.00%     2.00%      N/A       N/A         1.00%            N/A
GROWTH EQUITY FUND             1.50%     2.25%     2.25%      N/A       N/A         1.25%           1.05%
INTERNATIONAL VALUE FUND       1.00%     2.25%     2.25%      N/A       N/A         1.25%            N/A
LARGE CAP APPRECIATION FUND    1.25%     2.00%     2.00%      N/A       N/A         1.00%            N/A
LARGE COMPANY GROWTH FUND      1.20%     1.95%     1.95%      N/A      1.37%        0.95%           0.75%
SMALL COMPANY GROWTH FUND      1.45%     2.20%     2.20%      N/A       N/A         1.20%            N/A
SMALL COMPANY VALUE FUND       1.45%     2.20%     2.20%      N/A       N/A         1.20%            N/A

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2005, were as follows:

Fund*                         Purchases at Cost   Sales Proceeds

C&B LARGE CAP VALUE FUND        $ 512,079,337     $   76,249,255
DIVERSIFIED EQUITY FUND           731,811,380        714,713,315
DIVERSIFIED SMALL CAP FUND        405,876,524        398,143,484
EQUITY INCOME FUND                229,721,632        728,859,780
EQUITY VALUE FUND                 100,519,779         76,605,551
GROWTH EQUITY FUND                337,694,679        374,432,685
INTERNATIONAL VALUE FUND              119,778            293,893
LARGE CAP APPRECIATION FUND        64,392,553         65,770,767
LARGE COMPANY GROWTH FUND         480,644,001        858,678,334
SMALL COMPANY GROWTH FUND         697,650,101        716,085,004
SMALL COMPANY VALUE FUND          161,319,401        135,467,010

* These Funds seek to achieve their investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended September 30, 2005, there were no borrowings by the Equity Gateway Funds under the agreement.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004, were as follows:

                                                              Dividends
                                               Long-Term       Paid on
                                Ordinary      Capital Gain   Redemptions
Fund                           Income 2005       2005           2005        Total 2005
C&B LARGE CAP VALUE FUND      $    641,457   $   1,297,823       $ 0       $   1,939,280
DIVERSIFIED EQUITY FUND         16,138,623     104,166,474         0         120,305,097
DIVERSIFIED SMALL CAP FUND       2,203,497      32,458,192         0          34,661,689
EQUITY INCOME FUND              20,860,568      63,436,524         0          84,297,092
EQUITY VALUE FUND                   15,028               0         0              15,028
GROWTH EQUITY FUND                 599,922      28,627,718         0          29,227,640
INTERNATIONAL VALUE FUND               587             667         0               1,254
LARGE CAP APPRECIATION FUND        142,982         460,618         0             603,600
LARGE COMPANY GROWTH FUND        3,490,082               0         0           3,490,082
SMALL COMPANY GROWTH FUND                0       3,123,256         0           3,123,256
SMALL COMPANY VALUE FUND         2,007,718       5,841,282         0           7,849,000

                                                              Dividends
                                               Long-Term       Paid on
                                Ordinary      Capital Gain   Redemptions
Fund                           Income 2004       2004           2004        Total 2004
C&B LARGE CAP VALUE FUND      $     88,394   $           0      $  0       $      88,394
DIVERSIFIED EQUITY FUND         11,115,950               0         0          11,115,950
DIVERSIFIED SMALL CAP FUND               0       2,149,514         0           2,149,514
EQUITY INCOME FUND              18,700,430      50,886,437         0          69,586,867
EQUITY VALUE FUND                      223               0         0                 223
SMALL COMPANY VALUE FUND         1,552,233         900,100         0           2,452,333

      As of September 30, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to deferred loss on wash sale, REIT and PFIC (Passive Foreign Investment Company) adjustments.

                                Undistributed   Undistributed     Unrealized
                                  Ordinary        Long-Term      Appreciation    Capital Loss
Fund                               Income           Gain        (Depreciation)   Carryforward*       Total
C&B LARGE CAP VALUE FUND        $   3,406,645   $   1,390,871   $    6,197,891   $           0   $   10,995,407
DIVERSIFIED EQUITY FUND**          15,499,305      82,494,572      313,465,436               0      411,459,313
DIVERSIFIED SMALL CAP FUND**        6,923,202      25,130,793       59,371,599               0       91,425,594
EQUITY INCOME FUND**                2,266,821     132,966,025      (63,835,676)              0       71,397,170
EQUITY VALUE FUND**                    19,343         146,962          444,571               0          610,877
GROWTH EQUITY FUND**               11,418,342      35,355,723      158,693,162               0      205,467,227
INTERNATIONAL VALUE FUND**                  0               0              414          (1,685)          (1,271)
LARGE CAP APPRECIATION FUND**          30,899       1,886,536        4,587,496               0        6,504,931
LARGE COMPANY GROWTH FUND**         5,100,090               0      193,969,297    (496,731,624)    (297,662,238)
SMALL COMPANY GROWTH FUND**                 0      28,413,136      (23,754,135)              0        4,659,001
SMALL COMPANY VALUE FUND**          5,123,677       8,086,954       15,600,719               0       28,811,350

* This amount includes the post-October loss, which will be reversed on the first day of the following fiscal year.

** The amounts shown are based on the Fund's tax year of May 31, 2005.

NOTES TO FINANCIAL STATEMENTS         WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
--------------------------------------------------------------------------------

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

                        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, and Small Company Value Fund, (collectively the "Funds"), eleven of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2005, and the related statements of operations for the year or periods then ended and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the C&B Large Cap Value Fund for each of the years or periods ended October 31, 2001, and prior, were audited by other auditors who have ceased operations. Those auditors expressed an unqualified opinion on those financial statements in their report dated December 14, 2001.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2005, the results of their operations for the year or periods then ended, and the changes in their net assets and their financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Philadelphia, Pennsylvania
November 22, 2005

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

COMMON STOCKS - 93.80%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 2.71%
     319,000     JONES APPAREL GROUP INCORPORATED                $    9,091,500
     205,400     VF CORPORATION                                      11,907,038

                                                                     20,998,538
                                                                 --------------

BUSINESS SERVICES - 8.54%
     454,200     MANPOWER INCORPORATED                               20,161,938
     579,000     MICROSOFT CORPORATION                               14,897,670
     248,800     OMNICOM GROUP INCORPORATED                          20,807,144
   1,481,000     PARAMETRIC TECHNOLOGY CORPORATION+                  10,322,570

                                                                     66,189,322
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.60%
     572,800     AVON PRODUCTS INCORPORATED                          15,465,600
     293,000     BRISTOL-MYERS SQUIBB COMPANY                         7,049,580
     333,300     COLGATE-PALMOLIVE COMPANY                           17,594,907
     403,600     MERCK & COMPANY INCORPORATED                        10,981,956

                                                                     51,092,043
                                                                 --------------

COMMUNICATIONS - 4.90%
     548,000     COMCAST CORPORATION+                                15,771,440
     853,100     VODAFONE GROUP PLC ADR                              22,155,007

                                                                     37,926,447
                                                                 --------------

DEPOSITORY INSTITUTIONS - 6.18%
     418,200     BANK OF AMERICA CORPORATION                         17,606,220
     358,600     JP MORGAN CHASE & COMPANY                           12,167,298
     370,270     STATE STREET CORPORATION                            18,113,608

                                                                     47,887,126
                                                                 --------------

EATING & DRINKING PLACES - 5.16%
     602,000     ARAMARK CORPORATION CLASS B                         16,079,420
     712,600     MCDONALD'S CORPORATION                              23,864,974

                                                                     39,944,394
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 5.48%
     667,000     FLEXTRONICS INTERNATIONAL LIMITED+                   8,570,950
     876,400     MOLEX INCORPORATED CLASS A                          22,532,244
     672,700     NOKIA OYJ ADR                                       11,375,357

                                                                     42,478,551
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.53%
     275,000     ANHEUSER-BUSCH COMPANIES INCORPORATED               11,836,000
                                                                 --------------

FURNITURE & FIXTURES - 1.47%
     563,000     LEGGETT & PLATT INCORPORATED                        11,372,600
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

GENERAL MERCHANDISE STORES - 1.16%
     820,200     BIG LOTS INCORPORATED+                          $    9,013,998
                                                                 --------------

HEALTH SERVICES - 1.76%
     285,000     HCA INCORPORATED                                    13,657,200
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 2.34%
       6,630     BERKSHIRE HATHAWAY INCORPORATED+                    18,106,530
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.71%
     479,000     APPLIED MATERIALS INCORPORATED                       8,123,840
     528,800     DOVER CORPORATION                                   21,569,752
     210,800     EATON CORPORATION                                   13,396,340
     398,400     PITNEY BOWES INCORPORATED                           16,629,216

                                                                     59,719,148
                                                                 --------------

INSURANCE CARRIERS - 6.39%
     301,800     ALLSTATE CORPORATION                                16,686,522
     330,300     MBIA INCORPORATED                                   20,022,786
     270,000     PRINCIPAL FINANCIAL GROUP INCORPORATED              12,789,900

                                                                     49,499,208
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 4.73%
     372,210     BAXTER INTERNATIONAL INCORPORATED                   14,840,013
     128,000     BECTON DICKINSON & COMPANY                           6,711,040
     644,000     BOSTON SCIENTIFIC CORPORATION+                      15,050,280

                                                                     36,601,333
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.87%
     542,000     HASBRO INCORPORATED                                 10,650,300
     416,900     TYCO INTERNATIONAL LIMITED                          11,610,665

                                                                     22,260,965
                                                                 --------------
MISCELLANEOUS RETAIL - 1.47%
     418,685     ZALE CORPORATION+                                   11,379,858
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 5.86%
     435,500     AMERICAN EXPRESS COMPANY                            25,015,120
     318,100     COUNTRYWIDE FINANCIAL CORPORATION                   10,490,938
     175,000     FREDDIE MAC                                          9,880,500

                                                                     45,386,558
                                                                 --------------

PAPER & ALLIED PRODUCTS - 1.81%
     235,900     KIMBERLY-CLARK CORPORATION                          14,043,127
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 5.15%
     377,300     EXXON MOBIL CORPORATION                             23,973,642
     243,100     ROYAL DUTCH SHELL PLC ADR CLASS A                   15,957,084

                                                                     39,930,726
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   C&B LARGE CAP VALUE PORTFOLIO
-------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

PRIMARY METAL INDUSTRIES - 3.13%
     528,800     ENGELHARD CORPORATION                           $   14,758,808
     202,600     HUBBELL INCORPORATED CLASS B                         9,508,018

                                                                     24,266,826
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.69%
     190,200     GANNETT COMPANY INCORPORATED                        13,091,466
                                                                 --------------

TRANSPORTATION BY AIR - 1.57%
     139,900     FEDEX CORPORATION                                   12,189,487
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.42%
     156,920     GENERAL DYNAMICS CORPORATION                        18,759,786
                                                                 --------------

WATER TRANSPORTATION - 1.17%
     181,000     CARNIVAL CORPORATION                                 9,046,380
                                                                 --------------

TOTAL COMMON STOCKS (COST $726,733,859)                             726,677,617
                                                                 --------------

SHORT-TERM INVESTMENTS - 6.13%

MUTUAL FUND - 6.13%
  47,449,957     WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++         47,449,957
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $47,449,957)                      47,449,957
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $774,183,816)*                             99.93%          $  774,127,574

OTHER ASSETS AND LIABILITIES, NET                 0.07                  568,495
                                                ------           --------------

TOTAL NET ASSETS                                100.00%          $  774,696,069
                                                ======           ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $47,449,957.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $774,969,724 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                   $  28,524,677
        GROSS UNREALIZED DEPRECIATION                     (29,366,827)
                                                        -------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)      $    (824,150)
                                                        -------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

COMMON STOCKS - 96.79%

APPAREL & ACCESSORY STORES - 5.16%
     144,600     NORDSTROM INCORPORATED                          $    4,962,672
     155,600     URBAN OUTFITTERS INCORPORATED+                       4,574,640

                                                                      9,537,312
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.97%
      95,700     HOME DEPOT INCORPORATED                              3,649,998
                                                                 --------------

BUSINESS SERVICES - 17.29%
     189,000     ADOBE SYSTEMS INCORPORATED                           5,641,650
      96,100     CHECKFREE CORPORATION+                               3,634,502
      86,000     EBAY INCORPORATED+                                   3,543,200
     232,900     MICROSOFT CORPORATION                                5,992,517
     286,200     ORACLE CORPORATION+                                  3,546,018
     139,300     ROBERT HALF INTERNATIONAL INCORPORATED               4,957,687
     205,100     SYMANTEC CORPORATION+                                4,647,566

                                                                     31,963,140
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 8.81%
      63,100     GENENTECH INCORPORATED+                              5,313,651
     105,100     GILEAD SCIENCES INCORPORATED+                        5,124,676
      98,300     PROCTER & GAMBLE COMPANY                             5,844,918

                                                                     16,283,245
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 16.90%
     109,000     AMPHENOL CORPORATION CLASS A                         4,397,060
     259,600     CISCO SYSTEMS INCORPORATED+                          4,654,628
     185,100     COMVERSE TECHNOLOGY INCORPORATED+                    4,862,577
     135,100     GENERAL ELECTRIC COMPANY                             4,548,817
     201,800     INTEL CORPORATION                                    4,974,370
      50,700     L-3 COMMUNICATIONS HOLDINGS INCORPORATED             4,008,849
     112,000     TEXAS INSTRUMENTS INCORPORATED                       3,796,800

                                                                     31,243,101
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 2.18%
      49,600     FORTUNE BRANDS INCORPORATED                          4,033,968
                                                                 --------------

FOOD & KINDRED PRODUCTS - 2.00%
      65,200     PEPSICO INCORPORATED                                 3,697,492
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 7.86%
      74,100     3M COMPANY                                           5,435,976
     120,800     DELL INCORPORATED+                                   4,131,360
      75,400     NATIONAL-OILWELL INCORPORATED+                       4,961,320

                                                                     14,528,656
                                                                 --------------

INSURANCE CARRIERS - 5.04%
      49,700     HARTFORD FINANCIAL SERVICES GROUP INCORPORATED       3,835,349
      97,600     UNITEDHEALTH GROUP INCORPORATED                      5,485,120

                                                                      9,320,469
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   DISCIPLINED GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

LEATHER & LEATHER PRODUCTS - 2.55%
     150,600     COACH INCORPORATED+                             $    4,722,816
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 8.26%
      58,400     BAUSCH & LOMB INCORPORATED                           4,711,712
      69,100     BECTON DICKINSON & COMPANY                           3,622,913
      70,100     STRYKER CORPORATION                                  3,465,043
      50,400     ZIMMER HOLDINGS INCORPORATED+                        3,472,056

                                                                     15,271,724
                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 3.84%
      82,500     COVENTRY HEALTH CARE INCORPORATED+                   7,096,650
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.74%
      80,200     JOHNSON & JOHNSON                                    5,075,056
                                                                 --------------

MISCELLANEOUS RETAIL - 2.83%
      84,200     EXPRESS SCRIPTS INCORPORATED                         5,237,240
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.18%
     102,400     AMERICAN EXPRESS COMPANY                             5,881,856
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES -
   2.18%
      36,700     BEAR STEARNS COMPANIES INCORPORATED                  4,027,825
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 2.04%
     195,000     CORNING INCORPORATED+                                3,769,350
                                                                 --------------

TRANSPORTATION EQUIPMENT - 1.96%
      81,800     GOODRICH CORPORATION                                 3,627,012
                                                                 --------------

TOTAL COMMON STOCKS (COST $148,989,553)                             178,966,910
                                                                 --------------

SHORT-TERM INVESTMENTS - 5.16%

MUTUAL FUND - 5.16%
   9,535,127     WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++          9,535,127
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $9,535,127)                        9,535,127
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $158,524,680)*                               101.95%       $  188,502,037

OTHER ASSETS AND LIABILITIES, NET                   (1.95)           (3,599,871)
                                                   ------        --------------
TOTAL NET ASSETS                                   100.00%       $  184,902,166
                                                   ------        ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $9,535,127.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $158,524,680 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                  $ 33,516,456
        GROSS UNREALIZED DEPRECIATION                    (3,539,099)
                                                       ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 29,977,357

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

COMMON STOCKS - 99.66%

BUSINESS SERVICES - 1.87%
          32     COMPUTER ASSOCIATES INTERNATIONAL
                 INCORPORATED<<                                  $          890
     922,600     MICROSOFT CORPORATION                               23,738,498

                                                                     23,739,388
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 12.06%
     697,925     ABBOTT LABORATORIES                                 29,592,020
     204,372     AIR PRODUCTS & CHEMICALS INCORPORATED               11,269,072
     240,000     COLGATE-PALMOLIVE COMPANY<<                         12,669,600
     755,284     E.I. DU PONT DE NEMOURS AND COMPANY<<               29,584,474
     882,635     PFIZER INCORPORATED                                 22,039,396
     471,210     PROCTER & GAMBLE COMPANY<<                          28,018,147
     261,281     ROHM & HAAS COMPANY                                 10,746,487
     209,100     WYETH                                                9,675,057

                                                                    153,594,253
                                                                 --------------

COMMUNICATIONS - 3.15%
     122,900     ALLTEL CORPORATION                                   8,002,019
     330,190     SBC COMMUNICATIONS INCORPORATED                      7,914,654
     741,036     VERIZON COMMUNICATIONS INCORPORATED                 24,224,467

                                                                     40,141,140
                                                                 --------------

DEPOSITORY INSTITUTIONS - 13.56%
     653,380     BANK OF AMERICA CORPORATION                         27,507,298
   1,110,040     CITIGROUP INCORPORATED                              50,529,021
     300,000     FIFTH THIRD BANCORP                                 11,019,000
     716,615     JP MORGAN CHASE & COMPANY                           24,314,747
     450,000     NORTH FORK BANCORPORATION INCORPORATED              11,475,000
     832,381     US BANCORP                                          23,373,258
     513,115     WACHOVIA CORPORATION                                24,419,143

                                                                    172,637,467
                                                                 --------------

EATING & DRINKING PLACES - 2.04%
     774,620     MCDONALD'S CORPORATION                              25,942,024
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 6.76%
       1,850     AMERICAN ELECTRIC POWER COMPANY INCORPORATED            73,445
     122,258     DOMINION RESOURCES INCORPORATED<<                   10,531,304
       2,700     EDISON INTERNATIONAL                                   127,656
       2,300     EXELON CORPORATION                                     122,912
     149,545     FIRSTENERGY CORPORATION                              7,794,285
     348,620     FPL GROUP INCORPORATED                              16,594,312
     200,000     KINDER MORGAN INCORPORATED<<                        19,232,000
       3,200     ONEOK INCORPORATED<<                                   108,864
     489,365     PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<      31,495,532

                                                                     86,080,310
                                                                 --------------


82

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------
SHARES           SECURITY NAME                                        VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.90%
     348,250     EMERSON ELECTRIC COMPANY                        $   25,004,350
   1,359,944     GENERAL ELECTRIC COMPANY                            45,789,314
     955,350     INTEL CORPORATION                                   23,549,378
     870,710     MOTOROLA INCORPORATED                               19,233,984
     736,370     NOKIA OYJ ADR                                       12,452,017

                                                                    126,029,043
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 0.99%
     250,000     QUEST DIAGNOSTICS INCORPORATED                      12,635,000
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 2.88%
     450,810     FORTUNE BRANDS INCORPORATED                         36,664,377
                                                                 --------------

FOOD & KINDRED PRODUCTS - 2.70%
     605,295     PEPSICO INCORPORATED                                34,326,280
                                                                 --------------

GENERAL MERCHANDISE STORES - 2.90%
      99,102     FEDERATED DEPARTMENT STORES INCORPORATED             6,626,951
     583,045     TARGET CORPORATION                                  30,277,527

                                                                     36,904,478
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 6.86%
     438,891     3M COMPANY                                          32,197,044
     994,495     HEWLETT-PACKARD COMPANY                             29,039,254
     324,942     INTERNATIONAL BUSINESS MACHINES CORPORATION         26,066,847

                                                                     87,303,145
                                                                 --------------

INSURANCE CARRIERS - 7.77%
     323,495     ALLSTATE CORPORATION                                17,886,039
     414,143     AMERICAN INTERNATIONAL GROUP INCORPORATED           25,660,300
     373,480     METLIFE INCORPORATED                                18,610,508
     820,100     SAINT PAUL COMPANIES INCORPORATED<<                 36,797,887

                                                                     98,954,734
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.89%
     263,400     BAXTER INTERNATIONAL INCORPORATED                   10,501,758
     259,159     BECTON DICKINSON & COMPANY<<                        13,587,706

                                                                     24,089,464
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.16%
     107,358     ACCO BRANDS CORPORATION+                             3,029,643
     386,515     JOHNSON & JOHNSON                                   24,458,669

                                                                     27,488,312
                                                                 --------------

MOTION PICTURES - 1.97%
     726,000     TIME WARNER INCORPORATED                            13,147,860
     492,940     WALT DISNEY COMPANY                                 11,894,642

                                                                     25,042,502
                                                                 --------------


                                                                              83

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                 VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS - 2.32%
    515,235   AMERICAN EXPRESS COMPANY                                                                 $    29,595,098
                                                                                                       ---------------

OIL & GAS EXTRACTION - 1.16%
      1,000   ANADARKO PETROLEUM CORPORATION<<                                                                  95,750
      1,100   SCHLUMBERGER LIMITED                                                                              92,818
    300,000   TIDEWATER INCORPORATED<<                                                                      14,601,000

                                                                                                            14,789,568
                                                                                                       ---------------

PETROLEUM REFINING & RELATED INDUSTRIES - 11.06%
    253,108   BP PLC ADR                                                                                    17,932,702
    519,120   CHEVRONTEXACO CORPORATION                                                                     33,602,638
    396,450   CONOCOPHILLIPS                                                                                27,715,819
    863,786   EXXON MOBIL CORPORATION                                                                       54,884,962
    101,634   ROYAL DUTCH SHELL PLC ADR CLASS A<<                                                            6,671,256

                                                                                                           140,807,377
                                                                                                       ---------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.59%
    611,500   MORGAN STANLEY                                                                                32,984,310
                                                                                                       ---------------

TOBACCO PRODUCTS - 1.68%
    290,300   ALTRIA GROUP INCORPORATED<<                                                                   21,398,013
                                                                                                       ---------------

TRANSPORTATION EQUIPMENT - 1.39%
    472,930   HONEYWELL INTERNATIONAL INCORPORATED                                                          17,734,875
                                                                                                       ---------------

TOTAL COMMON STOCKS (COST $977,544,708)                                                                  1,268,881,158
                                                                                                       ---------------
COLLATERAL FOR SECURITIES LENDING - 5.21%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.23%
    341,000   FEDERATED PRIME VALUE FUND                                                                       341,000
    239,997   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                           239,997
  2,279,255   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                2,279,255

                                                                                                             2,860,252
                                                                                                       ---------------

PRINCIPAL                                                              INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.98%
$ 2,000,000   AMERICAN GENERAL FINANCE                                     3.77%         10/13/2006    $     2,000,420
    205,000   BETA FINANCE INCORPORATED                                    3.94          06/02/2006            205,068
  5,000,000   CREDIT SUISSE BANK                                           3.98          05/04/2006          4,970,550
    205,000   DEUTSCHE BANK                                                4.10          11/10/2005            205,001
 27,800,000   DEUTSCHE BANK REPURCHASE AGREEMENT
              (MATURITY VALUE $27,808,990)                                 3.88          10/03/2005         27,800,000
  2,000,000   ING USA ANNUITY AND LIFE INSURANCE                           4.10          06/06/2006          2,000,000
    273,000   K2 USA LLC                                                   3.93          07/24/2006            273,082
    341,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                        4.14          12/23/2005            341,123
  2,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                        3.99          03/16/2006          2,000,000
  5,000,000   LEXINGTON PARKER CAPITAL CORPORATION                         3.64          10/14/2005          4,994,250
  4,000,000   LIBERTY LIGHT US CAPITAL                                     3.87          05/26/2006          4,000,320
    683,000   LINKS FINANCE LLC                                            3.75          03/15/2006            683,007


84

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL     SECURITY NAME                                            INTEREST RATE   MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 3,000,000   LIQUID FUNDING LIMITED                                       3.67%         12/19/2005    $     3,000,000
  1,000,000   LIQUID FUNDING LIMITED                                       3.66          03/03/2006          1,000,000
  4,000,000   MORGAN STANLEY                                               4.02          01/13/2006          4,000,000
    273,000   MORGAN STANLEY                                               3.80          08/13/2010            273,027
    683,000   RACERS TRUST 2004                                            3.82          05/20/2005            683,088
    683,000   TANGO FINANCE CORPORATION                                    3.93          10/25/2006            683,109
    341,000   TRAVELLERS INSURANCE COMPANY                                 3.82          02/10/2006            340,993
  2,000,000   UBS FINANCE (DELAWARE) LLC                                   3.80          10/05/2005          1,999,580
  2,000,000   WHITE PINE FINANCE LLC                                       3.75          01/18/2006          1,999,960

                                                                                                            63,452,578
                                                                                                       ---------------
TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $66,314,052)                                                66,312,830
                                                                                                       ---------------
SHARES

SHORT-TERM INVESTMENTS - 0.30%

MUTUAL FUND - 0.30%
  3,887,463   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                    3,887,463
                                                                                                       ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $3,887,463)                                                               3,887,463
                                                                                                       ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,047,746,223)*                                        105.17%                                  $ 1,339,081,451
OTHER ASSETS AND LIABILITIES, NET                              (5.17)                                      (65,885,166)
                                                              ------                                   ---------------

TOTAL NET ASSETS                                              100.00%                                  $ 1,273,196,285
                                                              ======                                   ===============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $1,937,027. THE TOTAL COLLATERAL RECEIVED REPRESENTS 101.39% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,887,463.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,047,862,755 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                $  108,372,602
         GROSS UNREALIZED DEPRECIATION                   (11,709,997)
                                                      --------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)   $   96,662,605

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              85

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

COMMON STOCKS - 98.76%

APPAREL & ACCESSORY STORES - 1.26%
      161,100  NORDSTROM INCORPORATED                            $    5,528,952
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.50%
       36,900  LENNAR CORPORATION CLASS A                             2,205,144
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
   HOME DEALERS - 0.65%
       65,000  SHERWIN-WILLIAMS COMPANY                               2,864,550
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 7.91%
       45,600  AMGEN INCORPORATED+                                    3,632,952
       81,400  BIOGEN IDEC INCORPORATED+                              3,213,672
      150,400  BIOVAIL CORPORATION+                                   3,514,848
      107,500  DOW CHEMICAL COMPANY                                   4,479,525
      142,400  MERCK & COMPANY INCORPORATED                           3,874,704
      467,900  PFIZER INCORPORATED                                   11,683,463
       72,000  PROCTER & GAMBLE COMPANY                               4,281,120

                                                                     34,680,284
                                                                 --------------

COMMUNICATIONS - 4.73%
      235,800  SBC COMMUNICATIONS INCORPORATED                        5,652,126
      327,100  SPRINT NEXTEL CORPORATION                              7,778,438
      222,500  VERIZON COMMUNICATIONS INCORPORATED                    7,273,525

                                                                     20,704,089
                                                                 --------------

DEPOSITORY INSTITUTIONS - 11.24%
      366,800  BANK OF AMERICA CORPORATION                           15,442,280
      275,500  CITIGROUP INCORPORATED                                12,540,760
      220,700  JP MORGAN CHASE & COMPANY                              7,488,351
       63,400  UNIONBANCAL CORPORATION                                4,420,248
      104,000  WASHINGTON MUTUAL INCORPORATED                         4,078,880
       74,000  ZIONS BANCORPORATION                                   5,269,540

                                                                     49,240,059
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 6.58%
       88,000  CONSOLIDATED EDISON INCORPORATED                       4,272,400
       58,200  CONSTELLATION ENERGY GROUP INCORPORATED                3,585,120
      172,900  DUKE ENERGY CORPORATION                                5,043,493
       53,100  EDISON INTERNATIONAL                                   2,510,568
       85,900  EXELON CORPORATION                                     4,590,496
       56,300  ONEOK INCORPORATED                                     1,915,326
      114,900  PPL CORPORATION                                        3,714,717
      113,600  UGI CORPORATION                                        3,197,840

                                                                     28,829,960
                                                                 --------------


86

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 6.34%
      119,700  GENERAL ELECTRIC COMPANY                          $    4,030,299
       84,900  HARRIS CORPORATION                                     3,548,820
      165,600  INTEL CORPORATION                                      4,082,040
      166,600  MOTOROLA INCORPORATED                                  3,680,194
      133,800  NVIDIA CORPORATION+                                    4,586,664
      509,700  TELLABS INCORPORATED+                                  5,362,044
       74,000  TEXAS INSTRUMENTS INCORPORATED                         2,508,600

                                                                     27,798,661
                                                                 --------------

FOOD & KINDRED PRODUCTS - 0.77%
       78,300  THE COCA-COLA COMPANY                                  3,381,777
                                                                 --------------

FOOD STORES - 1.33%
      283,500  KROGER COMPANY+                                        5,837,265
                                                                 --------------

GENERAL MERCHANDISE STORES - 1.45%
      134,300  JC PENNEY COMPANY INCORPORATED                         6,368,506
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.50%
       25,200  VORNADO REALTY TRUST                                   2,182,824
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.45%
      117,800  DOVER CORPORATION                                      4,805,062
       98,300  HEWLETT-PACKARD COMPANY                                2,870,360
      125,700  INGERSOLL-RAND COMPANY CLASS A                         4,805,511
      167,000  SEAGATE TECHNOLOGY+                                    2,646,950

                                                                     15,127,883
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.39%
      190,500  AON CORPORATION                                        6,111,240
                                                                 --------------

INSURANCE CARRIERS - 10.29%
      134,100  AMERICAN INTERNATIONAL GROUP INCORPORATED              8,308,836
       50,800  CIGNA CORPORATION                                      5,987,288
      129,000  GENWORTH FINANCIAL INCORPORATED                        4,158,960
       72,700  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED         5,610,259
       57,300  LOEWS CORPORATION                                      5,295,093
       93,600  METLIFE INCORPORATED                                   4,664,088
       85,400  PRUDENTIAL FINANCIAL INCORPORATED                      5,769,624
      118,400  SAINT PAUL COMPANIES INCORPORATED                      5,312,608

                                                                     45,106,756
                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 1.15%
       58,500  COVENTRY HEALTH CARE INCORPORATED+                     5,032,170
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.82%
       56,500  JOHNSON & JOHNSON                                      3,575,320
                                                                 --------------


                                                                              87

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

MOTION PICTURES - 1.76%
      171,900  TIME WARNER INCORPORATED                          $    3,113,109
      189,800  WALT DISNEY COMPANY                                    4,579,874

                                                                      7,692,983
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.94%
       58,000  AMERICAN EXPRESS COMPANY                               3,331,520
      291,300  PROVIDIAN FINANCIAL CORPORATION+                       5,150,184

                                                                      8,481,704
                                                                 --------------

OIL & GAS EXTRACTION - 4.76%
      400,200  CHESAPEAKE ENERGY CORPORATION                         15,307,650
      122,600  CIMAREX ENERGY COMPANY+                                5,557,458

                                                                     20,865,108
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 10.18%
      114,100  CHEVRONTEXACO CORPORATION                              7,385,693
      147,900  CONOCOPHILLIPS                                        10,339,689
      338,400  EXXON MOBIL CORPORATION                               21,501,936
       68,600  SUNOCO INCORPORATED                                    5,364,520

                                                                     44,591,838
                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.02%
      105,400  UNITED STATES STEEL CORPORATION                        4,463,690
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.03%
      121,500  RR DONNELLEY & SONS COMPANY                            4,504,005
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 6.87%
       84,600  BEAR STEARNS COMPANIES INCORPORATED                    9,284,850
      398,200  E*TRADE FINANCIAL CORPORATION+                         7,008,320
       46,100  GOLDMAN SACHS GROUP INCORPORATED                       5,604,838
      133,800  MERRILL LYNCH & COMPANY INCORPORATED                   8,208,630

                                                                     30,106,638
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.98%
       63,300  LAFARGE NORTH AMERICA INCORPORATED                     4,279,713
                                                                 --------------

TOBACCO PRODUCTS - 1.87%
      111,300  ALTRIA GROUP INCORPORATED                              8,203,923
                                                                 --------------

TRANSPORTATION EQUIPMENT - 5.95%
       93,600  AUTOLIV INCORPORATED                                   4,071,600
       69,200  BRUNSWICK CORPORATION                                  2,610,916
      349,100  FORD MOTOR COMPANY                                     3,442,126
       19,900  ITT INDUSTRIES INCORPORATED                            2,260,640
      104,400  TEXTRON INCORPORATED                                   7,487,568
      119,500  UNITED TECHNOLOGIES CORPORATION                        6,194,880

                                                                     26,067,730
                                                                 --------------


88

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   EQUITY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

WHOLESALE TRADE NON-DURABLE GOODS - 2.04%
       71,000  DEAN FOODS COMPANY+                               $    2,759,060
       75,700  NIKE INCORPORATED CLASS B                              6,183,176

                                                                      8,942,236
                                                                 --------------

TOTAL COMMON STOCKS (COST $397,097,355)                             432,775,008
                                                                 --------------
SHORT-TERM INVESTMENTS - 1.50%

MUTUAL FUND - 1.50%
6,594,430 WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                 6,594,430
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,594,430)                        6,594,430
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $403,691,785)*                          100.26%            $  439,369,438
OTHER ASSETS AND LIABILITIES, NET              (0.26)                (1,149,450)
                                              ------             --------------
TOTAL NET ASSETS                              100.00%            $  438,219,988
                                              ======             ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,594,430.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $403,702,550 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                $ 44,043,434
        GROSS UNREALIZED DEPRECIATION                  (8,376,546)
                                                     ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 35,666,888

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                                                                              89

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

COMMON STOCKS - 98.99%

AMUSEMENT & RECREATION SERVICES - 0.19%
       35,275  HARRAH'S ENTERTAINMENT INCORPORATED                $    2,299,577
       65,527  INTERNATIONAL GAME TECHNOLOGY<<                         1,769,229

                                                                       4,068,806
                                                                  --------------

APPAREL & ACCESSORY STORES - 0.38%
      111,333  GAP INCORPORATED                                        1,940,534
       66,219  KOHL'S CORPORATION+                                     3,322,869
       67,079  LIMITED BRANDS                                          1,370,424
       42,539  NORDSTROM INCORPORATED<<                                1,459,939

                                                                       8,093,766
                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
   MATERIALS - 0.11%
       22,747  JONES APPAREL GROUP INCORPORATED                          648,289
       20,618  LIZ CLAIBORNE INCORPORATED                                810,700
       17,161  VF CORPORATION                                            994,823

                                                                       2,453,812
                                                                  --------------

APPLICATIONS SOFTWARE - 0.04%
       32,735  CITRIX SYSTEMS INCORPORATED+<<                            822,958
                                                                  --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
       34,644  AUTONATION INCORPORATED+                                  691,841
       10,684  AUTOZONE INCORPORATED+                                    889,443

                                                                       1,581,284
                                                                  --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
       12,337  RYDER SYSTEM INCORPORATED                                 422,172
                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 0.30%
       24,657  CENTEX CORPORATION                                      1,592,349
       52,299  D.R. HORTON INCORPORATED                                1,894,270
       14,901  KB HOME<<                                               1,090,753
       41,216  PULTE HOMES INCORPORATED<<                              1,768,991

                                                                       6,346,363
                                                                  --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 1.22%
      411,211  HOME DEPOT INCORPORATED                                15,683,587
      149,792  LOWE'S COMPANIES INCORPORATED                           9,646,605
       21,871  SHERWIN-WILLIAMS COMPANY                                  963,855

                                                                      26,294,047
                                                                  --------------
BUSINESS SERVICES - 5.91%
       94,446  ADOBE SYSTEMS INCORPORATED<<                            2,819,213
       24,132  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS         1,317,607
               A+<<
       43,881  AUTODESK INCORPORATED+                                  2,037,834
      111,471  AUTOMATIC DATA PROCESSING INCORPORATED                  4,797,712
       41,873  BMC SOFTWARE INCORPORATED+                                883,520
      201,025  CENDANT CORPORATION                                     4,149,156

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

BUSINESS SERVICES (CONTINUED)
       89,016  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED     $    2,475,535
       35,501  COMPUTER SCIENCES CORPORATION+<<                        1,679,552
       74,557  COMPUWARE CORPORATION+                                    708,291
       26,907  CONVERGYS CORPORATION+<<                                  386,654
      213,295  EBAY INCORPORATED+                                      8,787,754
       58,313  ELECTRONIC ARTS INCORPORATED+                           3,317,427
       99,701  ELECTRONIC DATA SYSTEMS CORPORATION                     2,237,290
       25,023  EQUIFAX INCORPORATED                                      874,304
      148,234  FIRST DATA CORPORATION                                  5,929,360
       36,142  FISERV INCORPORATED+                                    1,657,834
       43,376  IMS HEALTH INCORPORATED                                 1,091,774
       81,247  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<            945,715
       34,820  INTUIT INCORPORATED+<<                                  1,560,284
       16,638  MERCURY INTERACTIVE CORPORATION+                          658,865
    1,770,035  MICROSOFT CORPORATION                                  45,543,001
       23,398  MONSTER WORLDWIDE INCORPORATED+                           718,553
       35,696  NCR CORPORATION+                                        1,139,059
       73,390  NOVELL INCORPORATED+<<                                    546,756
       34,987  OMNICOM GROUP INCORPORATED                              2,925,963
      724,565  ORACLE CORPORATION+                                     8,977,360
       52,318  PARAMETRIC TECHNOLOGY CORPORATION+                        364,656
       32,529  ROBERT HALF INTERNATIONAL INCORPORATED                  1,157,707
      100,353  SIEBEL SYSTEMS INCORPORATED                             1,036,646
      655,155  SUN MICROSYSTEMS INCORPORATED+                          2,568,208
      230,131  SYMANTEC CORPORATION+                                   5,214,768
       65,428  UNISYS CORPORATION+<<                                     434,442
      240,918  YAHOO! INCORPORATED+                                    8,152,665

                                                                     127,095,465
                                                                  --------------

CHEMICALS & ALLIED PRODUCTS - 9.98%
      298,642  ABBOTT LABORATORIES                                    12,662,421
       42,593  AIR PRODUCTS & CHEMICALS INCORPORATED                   2,348,578
       14,486  ALBERTO-CULVER COMPANY CLASS B                            648,249
      237,045  AMGEN INCORPORATED+                                    18,885,375
       21,222  AVERY DENNISON CORPORATION                              1,111,821
       90,447  AVON PRODUCTS INCORPORATED                              2,442,069
       65,003  BIOGEN IDEC INCORPORATED+                               2,566,318
      375,770  BRISTOL-MYERS SQUIBB COMPANY                            9,041,026
       20,935  CHIRON CORPORATION+<<                                     913,185
       29,148  CLOROX COMPANY                                          1,618,880
       99,794  COLGATE-PALMOLIVE COMPANY                               5,268,125
      185,321  DOW CHEMICAL COMPANY                                    7,722,326
      191,118  E.I. DU PONT DE NEMOURS & COMPANY<<                     7,486,092
       15,653  EASTMAN CHEMICAL COMPANY                                  735,221
       35,377  ECOLAB INCORPORATED                                     1,129,588
      217,834  ELI LILLY & COMPANY                                    11,658,476
       65,301  FOREST LABORATORIES INCORPORATED+                       2,544,780
       49,313  GENZYME CORPORATION+                                    3,532,783


                                                                              91

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

CHEMICALS & ALLIED PRODUCTS (CONTINUED)
       87,595 GILEAD SCIENCES INCORPORATED+                       $    4,271,132
      172,754 GILLETTE COMPANY                                        10,054,283
       30,718 HOSPIRA INCORPORATED+                                    1,258,516
       15,688 INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED            559,120
       46,443 KING PHARMACEUTICALS INCORPORATED+                         714,293
       47,326 MEDIMMUNE INCORPORATED+                                  1,592,520
      421,826 MERCK & COMPANY INCORPORATED                            11,477,885
       51,611 MONSANTO COMPANY                                         3,238,590
       41,998 MYLAN LABORATORIES INCORPORATED                            808,882
    1,416,059 PFIZER INCORPORATED                                     35,358,993
       32,641 PPG INDUSTRIES INCORPORATED                              1,932,021
       62,117 PRAXAIR INCORPORATED                                     2,977,268
      472,869 PROCTER & GAMBLE COMPANY<<                              28,116,791
       27,929 ROHM & HAAS COMPANY                                      1,148,720
      283,649 SCHERING-PLOUGH CORPORATION                              5,970,811
       12,968 SIGMA-ALDRICH CORPORATION<<                                830,730
      257,673 WYETH                                                   11,922,530

                                                                     214,548,398
                                                                  --------------

COMMUNICATIONS - 3.86%
       73,351 ALLTEL CORPORATION                                       4,775,884
      154,087 AT&T CORPORATION                                         3,050,922
       81,483 AVAYA INCORPORATED+                                        839,275
      352,039 BELLSOUTH CORPORATION                                    9,258,626
       24,967 CENTURYTEL INCORPORATED                                    873,346
      104,255 CLEAR CHANNEL COMMUNICATIONS INCORPORATED                3,428,947
      421,902 COMCAST CORPORATION CLASS A+                            12,395,481
      293,000 QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<       1,201,300
      634,767 SBC COMMUNICATIONS INCORPORATED<<                       15,215,365
      563,509 SPRINT NEXTEL CORPORATION                               13,400,244
       44,227 UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<         1,173,342
      531,264 VERIZON COMMUNICATIONS INCORPORATED                     17,367,020

                                                                      82,979,752
                                                                  --------------

DEPOSITORY INSTITUTIONS - 9.63%
       67,327 AMSOUTH BANCORPORATION                                   1,700,680
      771,945 BANK OF AMERICA CORPORATION                             32,498,884
      149,555 BANK OF NEW YORK COMPANY INCORPORATED                    4,398,413
      105,191 BB&T CORPORATION                                         4,107,709
      993,303 CITIGROUP INCORPORATED                                  45,215,153
       32,136 COMERICA INCORPORATED                                    1,892,810
       23,891 COMPASS BANCSHARES INCORPORATED                          1,094,924
      106,847 FIFTH THIRD BANCORP                                      3,924,490
       24,036 FIRST HORIZON NATIONAL CORPORATION                         873,709
       49,092 GOLDEN WEST FINANCIAL CORPORATION<<                      2,915,574
       44,346 HUNTINGTON BANCSHARES INCORPORATED                         996,455
      674,906 JP MORGAN CHASE & COMPANY                               22,899,561
       78,638 KEYCORP                                                  2,536,075


92

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PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
       15,522  M&T BANK CORPORATION                               $    1,640,831
       39,807  MARSHALL & ILSLEY CORPORATION                           1,732,003
       80,339  MELLON FINANCIAL CORPORATION<<                          2,568,438
      109,256  NATIONAL CITY CORPORATION<<                             3,653,521
       91,914  NORTH FORK BANCORPORATION INCORPORATED                  2,343,807
       35,659  NORTHERN TRUST CORPORATION<<                            1,802,562
       55,861  PNC FINANCIAL SERVICES GROUP<<                          3,241,055
       88,472  REGIONS FINANCIAL CORPORATION                           2,753,249
       69,485  SOVEREIGN BANCORP INCORPORATED                          1,531,449
       63,571  STATE STREET CORPORATION                                3,109,893
       69,652  SUNTRUST BANKS INCORPORATED<<                           4,837,331
       59,898  SYNOVUS FINANCIAL CORPORATION<<                         1,660,373
      351,138  US BANCORP                                              9,859,955
      303,047  WACHOVIA CORPORATION                                   14,422,007
      168,974  WASHINGTON MUTUAL INCORPORATED                          6,627,160
      324,313  WELLS FARGO & COMPANY++                                18,995,012
       17,306  ZIONS BANCORPORATION                                    1,232,360

                                                                     207,065,443
                                                                  --------------

EATING & DRINKING PLACES - 0.58%
       25,808  DARDEN RESTAURANTS INCORPORATED                           783,789
      240,165  MCDONALD'S CORPORATION                                  8,043,126
       22,195  WENDY'S INTERNATIONAL INCORPORATED<<                    1,002,104
       54,835  YUM! BRANDS INCORPORATED<<                              2,654,562

                                                                      12,483,581
                                                                  --------------

EDUCATIONAL SERVICES - 0.09%
       28,097  APOLLO GROUP INCORPORATED CLASS A+                      1,865,360
                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES - 4.10%
      125,491  AES CORPORATION+                                        2,061,817
       31,266  ALLEGHENY ENERGY INCORPORATED+<<                          960,492
       41,919  ALLIED WASTE INDUSTRIES INCORPORATED+<<                   354,216
       39,148  AMEREN CORPORATION                                      2,094,026
       75,538  AMERICAN ELECTRIC POWER COMPANY INCORPORATED            2,998,859
      109,120  CALPINE CORPORATION+<<                                    282,621
       59,472  CENTERPOINT ENERGY INCORPORATED<<                         884,349
       38,210  CINERGY CORPORATION                                     1,696,906
       65,931  CITIZENS COMMUNICATIONS COMPANY<<                         893,365
       42,127  CMS ENERGY CORPORATION+<<                                 692,989
       46,945  CONSOLIDATED EDISON INCORPORATED<<                      2,279,180
       34,194  CONSTELLATION ENERGY GROUP INCORPORATED                 2,106,350
       65,474  DOMINION RESOURCES INCORPORATED<<                       5,639,930
       34,167  DTE ENERGY COMPANY                                      1,566,899
      177,981  DUKE ENERGY CORPORATION<<                               5,191,706
       55,033  DYNEGY INCORPORATED CLASS A+<<                            259,205
       62,596  EDISON INTERNATIONAL                                    2,959,539
      126,671  EL PASO CORPORATION                                     1,760,727

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
       39,881  ENTERGY CORPORATION                                $    2,963,956
      128,831  EXELON CORPORATION<<                                    6,884,729
       63,369  FIRSTENERGY CORPORATION<<                               3,302,792
       75,700  FPL GROUP INCORPORATED                                  3,603,320
       33,483  KEYSPAN CORPORATION                                     1,231,505
       18,356  KINDER MORGAN INCORPORATED<<                            1,765,113
        8,481  NICOR INCORPORATED                                        356,456
       52,352  NISOURCE INCORPORATED                                   1,269,536
        7,327  PEOPLES ENERGY CORPORATION                                288,537
       71,673  PG&E CORPORATION                                        2,813,165
       18,974  PINNACLE WEST CAPITAL CORPORATION                         836,374
       72,913  PPL CORPORATION<<                                       2,357,277
       48,267  PROGRESS ENERGY INCORPORATED<<                          2,159,948
       45,922  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<          2,955,540
       49,211  SEMPRA ENERGY                                           2,315,870
      143,481  SOUTHERN COMPANY                                        5,130,881
       39,934  TECO ENERGY INCORPORATED<<                                719,611
       46,121  TXU CORPORATION                                         5,206,138
      107,994  WASTE MANAGEMENT INCORPORATED                           3,089,694
      109,930  WILLIAMS COMPANIES INCORPORATED                         2,753,746
       77,377  XCEL ENERGY INCORPORATED                                1,517,363

                                                                      88,204,727
                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 9.50%
       22,382  ADC TELECOMMUNICATIONS INCORPORATED+<<                    511,653
       76,534  ADVANCED MICRO DEVICES INCORPORATED+<<                  1,928,657
       71,577  ALTERA CORPORATION+<<                                   1,367,836
       32,856  AMERICAN POWER CONVERSION CORPORATION                     850,970
       71,548  ANALOG DEVICES INCORPORATED<<                           2,657,293
       31,211  ANDREW CORPORATION+                                       348,003
       58,688  APPLIED MICRO CIRCUITS CORPORATION+                       176,064
       54,311  BROADCOM CORPORATION CLASS A+<<                         2,547,729
      111,041  CIENA CORPORATION+                                        293,148
    1,227,810  CISCO SYSTEMS INCORPORATED+                            22,014,633
       38,674  COMVERSE TECHNOLOGY INCORPORATED+                       1,015,966
       17,794  COOPER INDUSTRIES LIMITED CLASS A                       1,230,277
       79,365  EMERSON ELECTRIC COMPANY<<                              5,698,407
       77,829  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+           1,835,207
    2,036,683  GENERAL ELECTRIC COMPANY                               68,575,117
    1,170,619  INTEL CORPORATION                                      28,855,758
       33,039  JABIL CIRCUIT INCORPORATED+                             1,021,566
      316,648  JDS UNIPHASE CORPORATION+                                 702,959
       37,961  KLA-TENCOR CORPORATION<<                                1,850,978
       22,800  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                1,802,796
       58,942  LINEAR TECHNOLOGY CORPORATION                           2,215,630
       75,066  LSI LOGIC CORPORATION+<<                                  739,400
      853,967  LUCENT TECHNOLOGIES INCORPORATED+<<                     2,775,393
       62,998  MAXIM INTEGRATED PRODUCTS INCORPORATED                  2,686,865

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT (CONTINUED)
   15,343   MAYTAG CORPORATION<<                                   $     280,163
  118,374   MICRON TECHNOLOGY INCORPORATED+<<                          1,574,374
   27,842   MOLEX INCORPORATED                                           742,825
  474,366   MOTOROLA INCORPORATED                                     10,478,745
   65,947   NATIONAL SEMICONDUCTOR CORPORATION                         1,734,406
   70,689   NETWORK APPLIANCE INCORPORATED+                            1,678,157
   26,628   NOVELLUS SYSTEMS INCORPORATED+<<                             667,830
   32,409   NVIDIA CORPORATION+<<                                      1,110,981
   35,013   PMC-SIERRA INCORPORATED+                                     308,465
   17,425   QLOGIC CORPORATION+                                          595,935
  313,244   QUALCOMM INCORPORATED<<                                   14,017,669
   33,944   ROCKWELL COLLINS INCORPORATED                              1,640,174
  100,984   SANMINA-SCI CORPORATION+                                     433,221
   29,434   SCIENTIFIC-ATLANTA INCORPORATED                            1,104,069
   85,976   TELLABS INCORPORATED+                                        904,468
  311,829   TEXAS INSTRUMENTS INCORPORATED<<                          10,571,003
   12,833   WHIRLPOOL CORPORATION                                        972,356
   67,146   XILINX INCORPORATED                                        1,870,016

                                                                     204,387,162
                                                                   -------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
RELATED SERVICES - 0.35%
   16,663   FLUOR CORPORATION                                          1,072,764
   48,560   MOODY'S CORPORATION                                        2,480,445
   63,986   PAYCHEX INCORPORATED                                       2,372,601
   31,979   QUEST DIAGNOSTICS INCORPORATED                             1,616,218

                                                                       7,542,028
                                                                   -------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
TRANSPORTATION EQUIPMENT - 0.31%
   20,968   BALL CORPORATION                                             770,364
   28,046   FORTUNE BRANDS INCORPORATED                                2,280,981
   40,108   ILLINOIS TOOL WORKS INCORPORATED                           3,302,092
   11,107   SNAP-ON INCORPORATED                                         401,185

                                                                       6,754,622
                                                                   -------------

FINANCIAL SERVICES - 0.03%
   42,822   JANUS CAPITAL GROUP INCORPORATED                             618,778
                                                                   -------------

FOOD & KINDRED PRODUCTS - 3.23%
  149,239   ANHEUSER-BUSCH COMPANIES INCORPORATED<<                    6,423,247
  124,982   ARCHER-DANIELS-MIDLAND COMPANY                             3,082,056
   35,533   CAMPBELL SOUP COMPANY                                      1,057,107
  398,925   THE COCA-COLA COMPANY                                     17,229,571
   57,908   COCA-COLA ENTERPRISES INCORPORATED                         1,129,206
   99,500   CONAGRA FOODS INCORPORATED                                 2,462,625
   37,652   CONSTELLATION BRANDS INCORPORATED CLASS A+<<                 978,952
   70,322   GENERAL MILLS INCORPORATED                                 3,389,520
   21,666   HERCULES INCORPORATED+                                       264,759
   35,267   HERSHEY FOODS CORPORATION                                  1,985,885
   65,486   HJ HEINZ COMPANY                                           2,392,858

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

FOOD & KINDRED PRODUCTS (CONTINUED)
   49,216   KELLOGG COMPANY                                        $   2,270,334
   25,723   MCCORMICK & COMPANY INCORPORATED                             839,341
   10,991   MOLSON COORS BREWING COMPANY                                 703,534
   26,674   PEPSI BOTTLING GROUP INCORPORATED                            761,543
  320,816   PEPSICO INCORPORATED                                      18,193,475
  150,732   SARA LEE CORPORATION<<                                     2,856,371
   48,290   TYSON FOODS INCORPORATED CLASS A                             871,634
   34,537   WM. WRIGLEY JR. COMPANY                                    2,482,520

                                                                      69,374,538
                                                                   -------------

FOOD STORES - 0.49%
   70,779   ALBERTSON'S INCORPORATED<<                                 1,815,481
  139,095   KROGER COMPANY+                                            2,863,966
   86,206   SAFEWAY INCORPORATED<<                                     2,206,874
   73,821   STARBUCKS CORPORATION+                                     3,698,432

                                                                      10,584,753
                                                                   -------------

FORESTRY - 0.15%
   47,063   WEYERHAEUSER COMPANY<<                                     3,235,581
                                                                   -------------

FURNITURE & FIXTURES - 0.21%
   36,232   LEGGETT & PLATT INCORPORATED                                 731,886
   82,690   MASCO CORPORATION                                          2,536,929
   52,892   NEWELL RUBBERMAID INCORPORATED                             1,198,004

                                                                       4,466,819
                                                                   -------------

GENERAL MERCHANDISE STORES - 1.94%
   21,871   BIG LOTS INCORPORATED+<<                                     240,362
   61,670   DOLLAR GENERAL CORPORATION                                 1,131,028
   31,680   FAMILY DOLLAR STORES INCORPORATED<<                          629,482
   50,940   FEDERATED DEPARTMENT STORES INCORPORATED                   3,406,358
   48,108   JC PENNEY COMPANY INCORPORATED                             2,281,281
   19,636   SEARS HOLDINGS CORPORATION+<<                              2,443,111
  169,966   TARGET CORPORATION                                         8,826,335
   89,515   TJX COMPANIES INCORPORATED<<                               1,833,267
  479,855   WAL-MART STORES INCORPORATED                              21,027,246

                                                                      41,818,470
                                                                   -------------

HEALTH SERVICES - 0.61%
   86,455   CAREMARK RX INCORPORATED+                                  4,316,698
   86,833   HCA INCORPORATED                                           4,161,037
   47,491   HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<       1,114,614
   25,959   LABORATORY CORPORATION OF AMERICA HOLDINGS+                1,264,463
   15,194   MANOR CARE INCORPORATED                                      583,602
   90,022   TENET HEALTHCARE CORPORATION+<<                            1,010,947
   20,025   WATSON PHARMACEUTICALS INCORPORATED+                         733,115

                                                                      13,184,476
                                                                   -------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

HOLDING & OTHER INVESTMENT OFFICES - 0.75%
   18,349   APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A      $     711,574
   40,682   ARCHSTONE-SMITH TRUST                                      1,621,991
   78,881   EQUITY OFFICE PROPERTIES TRUST                             2,580,198
   55,167   EQUITY RESIDENTIAL<<                                       2,088,071
   35,344   PLUM CREEK TIMBER COMPANY                                  1,339,891
   47,458   PROLOGIS<<                                                 2,102,864
   15,879   PUBLIC STORAGE INCORPORATED                                1,063,893
   35,175   SIMON PROPERTY GROUP INCORPORATED<<                        2,607,171
   22,651   VORNADO REALTY TRUST                                       1,962,030

                                                                      16,077,683
                                                                   -------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.32%
   56,818   BED BATH & BEYOND INCORPORATED+                            2,282,947
   77,773   BEST BUY COMPANY INCORPORATED                              3,385,459
   31,604   CIRCUIT CITY STORES INCORPORATED                             542,325
   25,799   RADIO SHACK CORPORATION<<                                    639,815

                                                                       6,850,546
                                                                   -------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
   62,945   HILTON HOTELS CORPORATION                                  1,404,932
   32,892   MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<              2,072,196
   41,822   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED           2,390,964

                                                                       5,868,092
                                                                   -------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.60%
  146,989   3M COMPANY                                                10,783,113
   35,238   AMERICAN STANDARD COMPANIES INCORPORATED                   1,640,329
  159,431   APPLE COMPUTER INCORPORATED+                               8,547,096
  311,721   APPLIED MATERIALS INCORPORATED                             5,286,788
   65,452   BAKER HUGHES INCORPORATED                                  3,906,175
   15,458   BLACK & DECKER CORPORATION                                 1,268,947
  130,025   CATERPILLAR INCORPORATED                                   7,638,969
    8,930   CUMMINS INCORPORATED<<                                       785,751
   46,339   DEERE & COMPANY                                            2,835,947
  460,607   DELL INCORPORATED+                                        15,752,759
   38,904   DOVER CORPORATION                                          1,586,894
   28,319   EATON CORPORATION                                          1,799,673
  463,143   EMC CORPORATION+                                           5,993,070
   50,630   GATEWAY INCORPORATED+<<                                      136,701
  550,436   HEWLETT-PACKARD COMPANY                                   16,072,731
   64,806   INGERSOLL-RAND COMPANY CLASS A                             2,477,533
  306,591   INTERNATIONAL BUSINESS MACHINES CORPORATION               24,594,730
   22,809   LEXMARK INTERNATIONAL INCORPORATED+<<                      1,392,490
   33,313   NATIONAL-OILWELL INCORPORATED+<<                           2,191,995
   23,898   PALL CORPORATION                                             657,195
   22,994   PARKER HANNIFIN CORPORATION                                1,478,744

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (CONTINUED)
   43,969   PITNEY BOWES INCORPORATED                              $   1,835,266
  186,792   SOLECTRON CORPORATION+                                       730,357
   13,948   STANLEY WORKS                                                651,093
   46,694   SYMBOL TECHNOLOGIES INCORPORATED                             451,998

                                                                     120,496,344
                                                                   -------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.42%
   61,196   AON CORPORATION<<                                          1,963,168
   31,204   HUMANA INCORPORATED+                                       1,494,048
   25,892   JEFFERSON-PILOT CORPORATION                                1,324,894
  102,839   MARSH & MCLENNAN COMPANIES INCORPORATED                    3,125,277
   57,231   UNUMPROVIDENT CORPORATION<<                                1,173,235

                                                                       9,080,622
                                                                   -------------

INSURANCE CARRIERS - 5.72%
   55,401   ACE LIMITED                                                2,607,725
   55,707   AETNA INCORPORATED                                         4,798,601
   96,389   AFLAC INCORPORATED<<                                       4,366,422
  126,185   ALLSTATE CORPORATION                                       6,976,769
   20,550   AMBAC FINANCIAL GROUP INCORPORATED                         1,480,833
  498,580   AMERICAN INTERNATIONAL GROUP INCORPORATED                 30,892,017
   38,105   CHUBB CORPORATION                                          3,412,303
   24,701   CIGNA CORPORATION                                          2,911,260
   33,582   CINCINNATI FINANCIAL CORPORATION                           1,406,750
   57,537   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<           4,440,130
   33,139   LINCOLN NATIONAL CORPORATION                               1,723,891
   26,044   LOEWS CORPORATION                                          2,406,726
   25,753   MBIA INCORPORATED<<                                        1,561,147
  145,339   METLIFE INCORPORATED                                       7,242,242
   17,876   MGIC INVESTMENT CORPORATION<<                              1,147,639
   53,737   PRINCIPAL FINANCIAL GROUP INCORPORATED                     2,545,522
   37,889   PROGRESSIVE CORPORATION                                    3,969,630
   98,560   PRUDENTIAL FINANCIAL INCORPORATED                          6,658,713
   24,031   SAFECO CORPORATION                                         1,282,775
  129,775   SAINT PAUL COMPANIES INCORPORATED                          5,823,004
   20,043   TORCHMARK CORPORATION                                      1,058,872
  242,680   UNITEDHEALTH GROUP INCORPORATED                           13,638,616
  117,891   WELLPOINT INCORPORATED+<<                                  8,938,496
   26,974   XL CAPITAL LIMITED CLASS A                                 1,835,041

                                                                     123,125,124
                                                                   -------------

LEATHER & LEATHER PRODUCTS - 0.11%
   73,029   COACH INCORPORATED+<<                                      2,290,189
                                                                   -------------

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
   49,994   GEORGIA-PACIFIC CORPORATION                                1,702,796
   21,298   LOUISIANA-PACIFIC CORPORATION                                589,741

                                                                       2,292,537
                                                                   -------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 2.94%
   94,944   AGILENT TECHNOLOGIES INCORPORATED+                     $   3,109,416
   25,126   ALLERGAN INCORPORATED                                      2,302,044
   37,528   APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                 872,151
   10,330   BAUSCH & LOMB INCORPORATED                                   833,424
  119,599   BAXTER INTERNATIONAL INCORPORATED                          4,768,412
   48,020   BECTON DICKINSON & COMPANY                                 2,517,689
   47,947   BIOMET INCORPORATED                                        1,664,240
  113,456   BOSTON SCIENTIFIC CORPORATION+                             2,651,467
   20,229   C.R. BARD INCORPORATED                                     1,335,721
   45,653   DANAHER CORPORATION                                        2,457,501
   55,178   EASTMAN KODAK COMPANY<<                                    1,342,481
   23,423   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<            1,453,397
   63,407   GUIDANT CORPORATION                                        4,368,108
  232,676   MEDTRONIC INCORPORATED                                    12,476,087
    9,905   MILLIPORE CORPORATION+<<                                     622,926
   25,025   PERKINELMER INCORPORATED                                     509,759
   86,713   RAYTHEON COMPANY                                           3,296,828
   34,890   ROCKWELL AUTOMATION INCORPORATED                           1,845,681
   70,048   SAINT JUDE MEDICAL INCORPORATED+                           3,278,246
   55,817   STRYKER CORPORATION                                        2,759,034
   16,233   TEKTRONIX INCORPORATED                                       409,559
   37,801   TERADYNE INCORPORATED+                                       623,717
   31,050   THERMO ELECTRON CORPORATION+                                 959,445
   22,095   WATERS CORPORATION+                                          919,152
  184,339   XEROX CORPORATION+                                         2,516,227
   47,521   ZIMMER HOLDINGS INCORPORATED+<<                            3,273,722

                                                                      63,166,434
                                                                   -------------
MEDICAL MANAGEMENT SERVICES - 0.08%
   20,629   COVENTRY HEALTH CARE INCORPORATED+                         1,774,507
                                                                   -------------

METAL MINING - 0.38%
   34,072   FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B        1,655,558
   85,727   NEWMONT MINING CORPORATION                                 4,043,743
   18,626   PHELPS DODGE CORPORATION                                   2,420,076

                                                                       8,119,377
                                                                   -------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
   19,652   VULCAN MATERIALS COMPANY<<                                 1,458,375
                                                                   -------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.33%
   34,390   HASBRO INCORPORATED                                          675,764
  571,513   JOHNSON & JOHNSON<<                                       36,165,343
   77,561   MATTEL INCORPORATED                                        1,293,717
   27,364   TIFFANY & COMPANY                                          1,088,266
  388,836   TYCO INTERNATIONAL LIMITED                                10,829,083

                                                                      50,052,173
                                                                   -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                              VALUE

MISCELLANEOUS RETAIL - 1.11%
   92,065   COSTCO WHOLESALE CORPORATION                           $   3,967,081
  156,179   CVS CORPORATION                                            4,530,753
   12,367   DILLARDS INCORPORATED CLASS A                                258,223
   28,555   EXPRESS SCRIPTS INCORPORATED<<                             1,776,121
   60,779   OFFICE DEPOT INCORPORATED+<<                               1,805,136
  141,185   STAPLES INCORPORATED                                       3,010,064
  196,427   WALGREEN COMPANY<<                                         8,534,753

                                                                      23,882,131
                                                                   -------------

MOTION PICTURES - 1.53%
  470,644   NEWS CORPORATION CLASS A                                   7,337,340
  901,867   TIME WARNER INCORPORATED                                  16,332,811
  386,198   WALT DISNEY COMPANY                                        9,318,958

                                                                      32,989,109
                                                                   -------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.68%
  212,732   UNITED PARCEL SERVICE INCORPORATED CLASS B                14,706,163
                                                                   -------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.36%
  238,407   AMERICAN EXPRESS COMPANY                                  13,694,098
   55,465   CAPITAL ONE FINANCIAL CORPORATION<<                        4,410,577
   38,753   CIT GROUP INCORPORATED                                     1,750,861
  114,238   COUNTRYWIDE FINANCIAL CORPORATION<<                        3,767,569
  185,958   FANNIE MAE                                                 8,334,638
  132,758   FREDDIE MAC                                                7,495,517
  241,663   MBNA CORPORATION                                           5,954,576
   56,637   PROVIDIAN FINANCIAL CORPORATION+                           1,001,342
   80,219   SLM CORPORATION<<                                          4,302,947

                                                                      50,712,125
                                                                   -------------
OIL & GAS EXTRACTION - 3.03%
   45,407   ANADARKO PETROLEUM CORPORATION                             4,347,720
   63,179   APACHE CORPORATION                                         4,752,324
   61,930   BJ SERVICES COMPANY                                        2,228,861
   73,208   BURLINGTON RESOURCES INCORPORATED                          5,953,275
   87,074   DEVON ENERGY CORPORATION                                   5,976,759
   46,129   EOG RESOURCES INCORPORATED                                 3,455,062
   97,658   HALLIBURTON COMPANY                                        6,691,526
   22,164   KERR-MCGEE CORPORATION                                     2,152,346
   30,252   NABORS INDUSTRIES LIMITED+                                 2,173,001
   26,265   NOBLE CORPORATION                                          1,798,102
   76,811   OCCIDENTAL PETROLEUM CORPORATION                           6,561,964
   20,924   ROWAN COMPANIES INCORPORATED+                                742,593
  113,027   SCHLUMBERGER LIMITED                                       9,537,218
   63,165   TRANSOCEAN INCORPORATED+                                   3,872,646
   26,589   WEATHERFORD INTERNATIONAL LIMITED+<<                       1,825,601
   69,409   XTO ENERGY INCORPORATED                                    3,145,616

                                                                      65,214,614
                                                                   -------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

PAPER & ALLIED PRODUCTS - 0.54%
       20,539  BEMIS COMPANY INCORPORATED<<                      $      507,313
       94,237  INTERNATIONAL PAPER COMPANY                            2,808,263
       91,507  KIMBERLY-CLARK CORPORATION                             5,447,412
       35,349  MEADWESTVACO CORPORATION                                 976,339
       13,586  OFFICEMAX INCORPORATED                                   430,269
       28,774  PACTIV CORPORATION+                                      504,120
       21,706  TEMPLE-INLAND INCORPORATED<<                             886,690

                                                                     11,560,406
                                                                 --------------

PERSONAL SERVICES - 0.12%
       26,518  CINTAS CORPORATION                                     1,088,564
       62,373  H & R BLOCK INCORPORATED                               1,495,704

                                                                      2,584,268
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.59%
       15,347  AMERADA HESS CORPORATION<<                             2,110,213
       14,255  ASHLAND INCORPORATED                                     787,446
      432,651  CHEVRONTEXACO CORPORATION                             28,005,499
      267,430  CONOCOPHILLIPS                                        18,696,031
    1,211,375  EXXON MOBIL CORPORATION                               76,970,768
       70,320  MARATHON OIL CORPORATION<<                             4,847,158
       31,535  MURPHY OIL CORPORATION                                 1,572,650
       26,242  SUNOCO INCORPORATED<<                                  2,052,124
       58,713  VALERO ENERGY CORPORATION                              6,638,092

                                                                    141,679,981
                                                                 --------------

PRIMARY METAL INDUSTRIES - 0.37%
      167,612  ALCOA INCORPORATED                                     4,093,085
       16,163  ALLEGHENY TECHNOLOGIES INCORPORATED                      500,730
       23,080  ENGELHARD CORPORATION                                    644,163
       30,016  NUCOR CORPORATION                                      1,770,644
       21,949  UNITED STATES STEEL CORPORATION<<                        929,540

                                                                      7,938,162
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.04%
       11,302  DOW JONES & COMPANY INCORPORATED<<                       431,623
       46,882  GANNETT COMPANY INCORPORATED<<                         3,226,888
       13,332  KNIGHT-RIDDER INCORPORATED<<                             782,322
       71,816  MCGRAW-HILL COMPANIES INCORPORATED                     3,450,041
        8,054  MEREDITH CORPORATION                                     401,814
       27,910  NEW YORK TIMES COMPANY CLASS A                           830,323
       41,249  RR DONNELLEY & SONS COMPANY                            1,529,100
       50,941  TRIBUNE COMPANY                                        1,726,390
      304,576  VIACOM INCORPORATED CLASS B                           10,054,054

                                                                     22,432,555
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

RAILROAD TRANSPORTATION - 0.61%
       71,746  BURLINGTON NORTHERN SANTA FE CORPORATION          $    4,290,411
       41,683  CSX CORPORATION                                        1,937,426
       77,721  NORFOLK SOUTHERN CORPORATION                           3,152,363
       50,677  UNION PACIFIC CORPORATION                              3,633,541

                                                                     13,013,741
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.07%
       11,765  COOPER TIRE & RUBBER COMPANY                             179,652
       33,828  GOODYEAR TIRE & RUBBER COMPANY+<<                        527,379
       15,922  SEALED AIR CORPORATION+<<                                755,658

                                                                      1,462,689
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS,
   EXCHANGES & SERVICES - 2.33%
       21,610  BEAR STEARNS COMPANIES INCORPORATED                    2,371,698
      199,667  CHARLES SCHWAB CORPORATION                             2,881,195
       71,200  E*TRADE FINANCIAL CORPORATION+                         1,253,120
       16,275  FEDERATED INVESTORS INCORPORATED CLASS B                 540,818
       28,521  FRANKLIN RESOURCES INCORPORATED                        2,394,623
       89,335  GOLDMAN SACHS GROUP INCORPORATED                      10,861,349
       52,284  LEHMAN BROTHERS HOLDINGS INCORPORATED                  6,090,040
      177,974  MERRILL LYNCH & COMPANY INCORPORATED                  10,918,705
      208,670  MORGAN STANLEY                                        11,255,660
       24,934  T ROWE PRICE GROUP INCORPORATED                        1,628,190

                                                                     50,195,398
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.25%
      282,820  CORNING INCORPORATED+<<                                5,466,911
                                                                 --------------

TOBACCO PRODUCTS - 1.49%
      398,739  ALTRIA GROUP INCORPORATED                             29,391,052
       16,423  REYNOLDS AMERICAN INCORPORATED<<                       1,363,437
       31,579  UST INCORPORATED                                       1,321,897

                                                                     32,076,386
                                                                 --------------

TRANSPORTATION BY AIR - 0.33%
       58,180  FEDEX CORPORATION<<                                    5,069,224
      133,104  SOUTHWEST AIRLINES COMPANY<<                           1,976,594

                                                                      7,045,818
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.86%
      157,658  BOEING COMPANY                                        10,712,861
       18,690  BRUNSWICK CORPORATION                                    705,174
       28,891  DANA CORPORATION                                         271,864
      107,862  DELPHI CORPORATION<<                                     297,699
      356,017  FORD MOTOR COMPANY                                     3,510,328
       38,621  GENERAL DYNAMICS CORPORATION                           4,617,140
      108,647  GENERAL MOTORS CORPORATION<<                           3,325,685

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
       33,441  GENUINE PARTS COMPANY                             $    1,434,619
       23,355  GOODRICH CORPORATION                                   1,035,561
       52,721  HARLEY-DAVIDSON INCORPORATED                           2,553,805
      164,295  HONEYWELL INTERNATIONAL INCORPORATED                   6,161,062
       17,812  ITT INDUSTRIES INCORPORATED                            2,023,443
       36,991  JOHNSON CONTROLS INCORPORATED                          2,295,292
       69,914  LOCKHEED MARTIN CORPORATION                            4,267,551
       11,853  NAVISTAR INTERNATIONAL CORPORATION+                      384,393
       68,606  NORTHROP GRUMMAN CORPORATION<<                         3,728,736
       32,936  PACCAR INCORPORATED                                    2,236,025
       25,700  TEXTRON INCORPORATED                                   1,843,204
      196,882  UNITED TECHNOLOGIES CORPORATION                       10,206,363

                                                                     61,610,805
                                                                 --------------

TRANSPORTATION SERVICES - 0.02%
       25,190  SABRE HOLDINGS CORPORATION                               510,853
                                                                 --------------

WATER TRANSPORTATION - 0.19%
       82,920  CARNIVAL CORPORATION                                   4,144,342
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.02%
       19,942  AMERISOURCEBERGEN CORPORATION<<                        1,541,517
       15,941  BROWN-FORMAN CORPORATION CLASS B                         949,127
       82,005  CARDINAL HEALTH INCORPORATED                           5,202,397
       59,241  MCKESSON CORPORATION                                   2,810,985
       58,481  MEDCO HEALTH SOLUTIONS INCORPORATED+                   3,206,513
       36,697  NIKE INCORPORATED CLASS B                              2,997,411
       10,099  REEBOK INTERNATIONAL LIMITED<<                           571,300
       26,108  SUPERVALU INCORPORATED                                   812,481
      121,623  SYSCO CORPORATION                                      3,815,314

                                                                     21,907,045
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
       24,722  VISTEON CORPORATION<<                                    241,781
       14,551  W.W. GRAINGER INCORPORATED                               915,549

                                                                      1,157,330
                                                                 --------------

TOTAL COMMON STOCKS (COST $1,726,657,243)                         2,129,235,996
                                                                 --------------

RIGHTS - 0.00%
       32,300  SEAGATE TECHNOLOGY RIGHTS+(A)                                  0

TOTAL RIGHTS (COST $0)                                                        0
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                           INTEREST    MATURITY        VALUE
SHARES         SECURITY NAME                                                 RATE        DATE
COLLATERAL FOR SECURITIES LENDING - 9.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.54%
    1,680,998  FEDERATED PRIME VALUE FUND                                                         $    1,680,998
    3,546,117  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                  3,546,117
    6,339,097  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                         6,339,097

                                                                                                      11,566,212
                                                                                                  --------------
PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 9.23%
  $ 6,999,993  AMERICAN GENERAL FINANCE                                       3.77%   10/13/2006       7,001,463
    7,099,993  BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
               (MATURITY VALUE $7,102,354)                                    3.99    10/03/2005       7,099,993
   19,999,980  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
               (MATURITY VALUE $20,006,630)                                   3.99    10/03/2005      19,999,980
    1,008,999  BETA FINANCE INCORPORATED                                      3.94    06/02/2006       1,009,332
   12,999,987  CANCARA ASSET SECURITIZATION LIMITED                           3.70    10/13/2005      12,986,337
    7,999,992  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-                3.69    10/07/2005       7,999,992
    8,999,991  CREDIT SUISSE BANK                                             3.98    05/04/2006       8,946,981
    1,008,999  DEUTSCHE BANK                                                  4.10    11/10/2005       1,009,005
   57,499,943  DEUTSCHE BANK REPURCHASE AGREEMENT
               (MATURITY VALUE $57,518,535)                                   3.88    10/03/2005      57,499,943
    5,999,994  ING USA ANNUITY AND LIFE INSURANCE                             4.10    06/06/2006       5,999,994
    1,344,999  K2 USA LLC                                                     3.93    07/24/2006       1,345,402
    7,999,992  KLIO II FUNDING CORPORATION                                    3.79    10/25/2005       7,981,592
    1,680,998  LEHMAN BROTHERS HOLDINGS INCORPORATED                          4.14    12/23/2005       1,681,603
    3,361,997  LINKS FINANCE LLC                                              3.75    03/15/2006       3,362,030
    6,999,993  LIQUID FUNDING LIMITED                                         3.67    12/19/2005       6,999,993
    2,999,997  LIQUID FUNDING LIMITED                                         3.66    03/03/2006       2,999,997
   13,999,986  MORGAN STANLEY                                                 4.02    01/13/2006      13,999,986
    1,344,999  MORGAN STANLEY                                                 3.80    08/13/2010       1,345,133
    3,361,997  RACERS TRUST 2004                                              3.82    05/20/2005       3,362,427
    3,361,997  TANGO FINANCE CORPORATION                                      3.93    10/25/2006       3,362,535
    1,680,998  TRAVELLERS INSURANCE COMPANY                                   3.82    02/10/2006       1,680,965
    9,999,990  UBS FINANCE (DELAWARE) LLC                                     3.80    10/05/2005       9,997,890
    6,999,993  WHITE PINE FINANCE LLC                                         3.75    01/18/2006       6,999,853
    3,999,996  WHITE PINE FINANCE LLC SERIES MTN                              3.87    06/12/2006       4,000,356

                                                                                                     198,672,782
                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $210,241,896)                                        210,238,994
                                                                                                  --------------

SHARES

SHORT-TERM INVESTMENTS - 0.91%

MUTUAL FUND - 0.86%
   18,460,669  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                            18,460,669
                                                                                                  --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INDEX PORTFOLIO
--------------------------------------------------------------------------------

                                                                           INTEREST    MATURITY        VALUE
PRINCIPAL      SECURITY NAME                                                 RATE        DATE
PRINCIPAL

US TREASURY BILLS - 0.05%
     $ 65,000  US TREASURY BILL^#                                             3.01%   11/10/2005  $       64,774
      435,000  US TREASURY BILL^#                                             3.07    11/10/2005         433,488
      645,000  US TREASURY BILL^#                                             3.66    02/09/2006         636,599

                                                                                                       1,134,861
                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,595,593)                                                       19,595,530
                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,956,494,732)*                              109.67%                                       $2,359,070,520
OTHER ASSETS AND LIABILITIES, NET                    (9.67)                                         (208,033,112)
                                                    ------                                        --------------
TOTAL NET ASSETS                                    100.00%                                       $2,151,037,408
                                                    ======                                        ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,351,882. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.94% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,459,303.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,960,978,609 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                    $     568,002,787
         GROSS UNREALIZED DEPRECIATION                         (169,910,876)
                                                          -----------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)       $     398,091,911

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

COMMON STOCKS - 96.47%

AUSTRALIA - 2.48%
       39,664  PUBLISHING & BROADCASTING LIMITED
               (PRINTING, PUBLISHING & ALLIED INDUSTRIES)<<       $      498,485
      121,000  WESTFIELD GROUP (PROPERTIES)+                           1,550,217
       70,346  WOODSIDE PETROLEUM LIMITED (OIL & GAS
               EXTRACTION)                                             1,931,256

                                                                       3,979,958
                                                                  --------------

BELGIUM - 1.23%
       67,800  FORTIS (DEPOSITORY INSTITUTIONS)                        1,966,245
                                                                  --------------

DENMARK - 1.66%
          150  A.P. MOELLER - MAERSK A/S (LOCAL & SUB-TRANSIT
               & INTERURBAN HIGHWAY PASS TRANSPORTATION                1,531,586
       36,900  DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)               1,129,122

                                                                       2,660,708
                                                                  --------------

FINLAND - 1.25%
      120,000  NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)                                              2,010,456
                                                                  --------------

FRANCE - 12.07%
      145,700  ALCATEL SA (COMMUNICATIONS)+                            1,940,215
       76,000  AXA SA (INSURANCE CARRIERS)<<                           2,086,221
       36,500  BOUYGUES SA (ENGINEERING CONSTRUCTION)                  1,696,358
       47,574  CAP GEMINI SA (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)+                        1,851,386
       13,600  LAFARGE SA (STONE, CLAY, GLASS & CONCRETE
               PRODUCTS)                                               1,196,467
        3,423  PAGESJAUNES SA (PRINTING, PUBLISHING &
               ALLIED INDUSTRIES)                                         93,386
       27,400  SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED
               PRODUCTS)                                               2,263,987
       34,000  SODEXHO ALLIANCE SA (FOOD & KINDRED
               PRODUCTS)                                               1,283,505
       16,450  TOTAL SA (PETROLEUM REFINING & RELATED
               INDUSTRIES)<<                                           4,489,868
        9,275  VINCI SA (BUILDING CONSTRUCTION-GENERAL
               CONTRACTORS & OPERATIVE BUILDERS)                         798,695
       51,300  VIVENDI UNIVERSAL SA (COMMUNICATIONS)                   1,674,548

                                                                      19,374,636
                                                                  --------------

GERMANY - 6.78%
       17,700  BAYERISCHE MOTOREN WERKE AG (AUTOMOTIVE
               DEALERS & GASOLINE SERVICE STATIONS)                      830,914
       15,700  CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)              1,374,611
      112,000  DEUTSCHE TELEKOM AG (COMMUNICATIONS)                    2,037,954
       17,100  E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)             1,570,763
       13,600  FRESENIUS MEDICAL CARE AG (HEALTH
               SERVICES)<<                                             1,238,147
       46,000  METRO AG (FOOD STORES)                                  2,265,032
        9,000  SAP AG (BUSINESS SERVICES)                              1,555,435

                                                                      10,872,856
                                                                  --------------
GREECE - 1.91%
       62,803   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                1,776,795
       65,100   COSMOTE MOBILE COMMUNICATIONS SA
                (COMMUNICATIONS)                                       1,294,098

                                                                       3,070,893
                                                                  --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

HONG KONG - 4.97%
      117,000  CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)        $    1,321,224
      253,000  CHINA MOBILE (HONG KONG) LIMITED
               (COMMUNICATIONS)                                       1,239,341
    3,050,000  CHINA PETROLEUM & CHEMICAL CORPORATION
               (SINOPEC) (OIL COMPANIES)                              1,395,773
    2,479,000  GUANGDONG INVESTMENT LIMITED (BUSINESS
               SERVICES)                                                870,823
      408,000  LI & FUNG LIMITED (WHOLESALE TRADE
               NON-DURABLE GOODS)                                       944,085
      124,940  SUNG HUNG KAI PROPERTIES LIMITED (REAL
               ESTATE)                                                1,294,118
      150,000  TELEVISION BROADCASTS LIMITED (MOTION
               PICTURES)                                                917,517

                                                                      7,982,881
                                                                 --------------

HUNGARY - 0.65%
       13,122  OTP BANK GDR (DEPOSITORY INSTITUTIONS)<<               1,037,950
                                                                 --------------

INDIA - 0.53%
       44,000  DOCTOR REDDY'S LABORATORIES LIMITED ADR
               (HEALTH SERVICES)                                        856,240
                                                                 --------------

ISRAEL - 0.52%
       25,000  TEVA PHARMACEUTICAL INDUSTRIES LIMITED
               ADR (CHEMICALS & ALLIED PRODUCTS)                        835,500
                                                                 --------------

ITALY - 4.78%
      115,842  ENI SPA (PETROLEUM REFINING & RELATED
               INDUSTRIES)<<                                          3,440,245
      127,200  MEDIASET SPA (COMMUNICATIONS)                          1,505,058
      483,000  UNICREDITO ITALIANO SPA (DEPOSITORY
               INSTITUTIONS)                                          2,722,517

                                                                      7,667,820
                                                                 --------------

JAPAN - 19.25%
      175,000  AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)            3,514,799
      143,000  AJINOMOTO COMPANY INCORPORATED (FOOD &
               KINDRED PRODUCTS)                                      1,504,070
      138,000  KANEKA CORPORATION (CHEMICALS & ALLIED
               PRODUCTS)                                              1,800,370
      117,000  KAO CORPORATION (CHEMICALS & ALLIED
               PRODUCTS)                                              2,880,682
        5,300  KEYENCE CORPORATION (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                    1,332,470
       42,100  MURATA MANUFACTURING COMPANY LIMITED
               (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
               & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)               2,347,542
      239,000  NIPPON OIL CORPORATION (OIL & GAS
               EXTRACTION)<<                                          2,115,883
        1,758  NTT DOCOMO INCORPORATED (COMMUNICATIONS)               3,128,224
       88,500  OMRON CORPORATION (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                    2,155,589
       38,000  SECOM COMPANY LIMITED (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                    1,827,695
       85,000  SEINO TRANSPORTATION COMPANY LIMITED
               (MOTOR FREIGHT TRANSPORTATION &
               WAREHOUSING)                                             776,471
       54,000  SHIMACHU COMPANY LIMITED (MISCELLANEOUS
               RETAIL)                                                1,374,736
      409,000  SHINSEI BANK LIMITED (DEPOSITORY
               INSTITUTIONS)                                          2,576,066
       81,800  SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)           1,119,778
       31,250  TAKEFUJI CORPORATION (HOLDING & OTHER
               INVESTMENT OFFICES)<<                                  2,436,245

                                                                     30,890,620
                                                                 --------------

KOREA (SOUTH) - 0.87%
        3,210  SAMSUNG ELECTRONICS-PREFERRED (ELECTRONIC
               & OTHER ELECTRICAL EQUIPMENT &
               COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                 1,396,588
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

NETHERLANDS - 3.52%
      103,300  ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
               MANUFACTURING & RELATED)+                          $    1,695,905
       68,300  ING GROEP NV (FINANCIAL SERVICES)                       2,034,102
      103,200  WOLTERS KLUWER NV (PRINTING, PUBLISHING &
               ALLIED INDUSTRIES)                                      1,920,000

                                                                       5,650,007
                                                                  --------------

NORWAY - 0.99%
       64,100  STATOIL ASA (PETROLEUM REFINING & RELATED
               INDUSTRIES)                                             1,589,891
                                                                  --------------

RUSSIA - 2.00%
       30,500  LUKOIL COMPANY ADR (MEMBERSHIP
               ORGANIZATIONS)                                          1,763,510
       35,600  MOBILE TELESYSTEMS ADR (COMMUNICATIONS)                 1,448,208

                                                                       3,211,712
                                                                  --------------
SINGAPORE - 1.03%
      288,000  SINGAPORE PRESS HOLDINGS LIMITED
               (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                786,360
      103,000  UNITED OVERSEAS BANK LIMITED (DEPOSITORY
               INSTITUTIONS)                                             858,308

                                                                       1,644,668
                                                                  --------------
SPAIN - 2.46%
       27,200  ACTIVIDADES DE CONSTRUCCION Y SERVICIOS
               SA (HEAVY CONSTRUCTION OTHER THAN
               BUILDING CONSTRUCTION CONTRACTS)                          792,741
      106,000  BANCO BILBAO VIZCAYA ARGENTARIA SA
               (DEPOSITORY INSTITUTIONS)<<                             1,858,711
       59,400  INDRA SISTEMAS SA (INDUSTRIAL &
               COMMERCIAL MACHINERY & COMPUTER
               EQUIPMENT)<<                                            1,302,866

                                                                       3,954,318
                                                                  --------------
SWEDEN - 0.69%
       71,000  SECURITAS AB (BUSINESS SERVICES)                        1,098,766
                                                                  --------------

SWITZERLAND - 6.98%
        3,400  NESTLE SA (FOOD & KINDRED PRODUCTS)                       995,404
       70,500  NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)               3,575,238
       27,000  ROCHE HOLDING AG (HEALTH SERVICES)                      3,750,029
       15,500  UBS AG (FINANCIAL SERVICES)                             1,317,060
        9,200  ZURICH FINANCIAL SERVICES AG (FINANCIAL
               SERVICES)+                                              1,567,031

                                                                      11,204,762
                                                                  --------------
THAILAND - 1.08%
      660,000   ADVANCED INFORMATION SERVICE PUBLIC
                COMPANY LIMITED (FOREIGN REGISTERED)
                (COMMUNICATIONS)                                       1,736,631
                                                                  --------------

UNITED KINGDOM - 18.77%
       42,000   ASTRAZENECA PLC (CHEMICALS & ALLIED
                PRODUCTS)                                              1,951,989
      129,000   AVIVA PLC (INSURANCE CARRIERS)                         1,416,369
      217,500   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                 2,198,170
      109,200   EMAP PLC (PRINTING, PUBLISHING & ALLIED
                INDUSTRIES)                                            1,585,148
      349,000   EMI GROUP PLC (AMUSEMENT & RECREATION
                SERVICES)                                              1,492,741
      196,600   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED
                PRODUCTS)                                              5,000,301
      173,000   HSBC HOLDINGS PLC (DEPOSITORY
                INSTITUTIONS)                                          2,798,097
      856,400   LEGAL & GENERAL GROUP PLC (INSURANCE
                CARRIERS)                                              1,714,430
      162,000   ROLLS ROYCE GROUP PLC (AEROSPACE,
                DEFENSE)+                                              1,067,218
      100,600   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM
                REFINING & RELATED INDUSTRIES)+                        3,326,953
      200,045   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED
                PRODUCTS)                                              1,636,285
       66,100   STANDARD CHARTERED PLC (DEPOSITORY
                INSTITUTIONS)                                          1,425,855

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL CORE PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

UNITED KINGDOM (CONTINUED)
    1,147,000  VODAFONE GROUP PLC (COMMUNICATIONS)                    2,984,027
      149,000  WPP GROUP PLC (COMMUNICATIONS)                         1,516,385

                                                                     30,113,968
                                                                 --------------

TOTAL COMMON STOCKS (COST $133,104,979)                             154,808,080
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 9.36%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 9.36%
   15,019,716  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE           15,019,716
                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,019,716)           15,019,716
                                                                 --------------

SHORT-TERM INVESTMENTS - 3.30%

MUTUAL FUND - 3.30%
    5,289,272  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++            5,289,272
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,289,272)                        5,289,272
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $153,413,967)*                   109.13%                   $  175,117,068
OTHER ASSETS AND LIABILITIES, NET       (9.13)                      (14,643,700)
                                       ------                    --------------
TOTAL NET ASSETS                       100.00%                   $  160,473,368
                                       ======                    ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2).

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $5,289,272.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $154,057,072 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                      $  108,372,602
         GROSS UNREALIZED DEPRECIATION                         (11,709,997)
                                                            --------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)         $   96,662,605

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

COMMON STOCKS - 98.28%

AUSTRALIA - 0.17%
      34,539   PUBLISHING & BROADCASTING LIMITED (PRINTING,
               PUBLISHING & ALLIED INDUSTRIES)<<                 $      434,075
                                                                 --------------
BELGIUM - 4.23%
     247,071   FORTIS (DEPOSITORY INSTITUTIONS)<<                     7,141,467
      88,627   INBEV (FOOD & KINDRED PRODUCTS)                        3,505,456

                                                                     10,646,923
                                                                 --------------

BRAZIL - 0.49%
       3,100   COMPANHIA BRASILEIRA DE DISTRIBUICAO GRUPO PAO
               DE ACUCAR ADR (FOOD STORES)+                              89,497
     291,881   TELESP CELULAR PARTICIPACOES SA ADR
               (COMMUNICATIONS)+                                      1,141,255

                                                                      1,230,752
                                                                 --------------

CANADA - 3.25%
      30,300   CORUS ENTERTAINMENT INCORPORATED CLASS B
               (COMMUNICATIONS)                                         876,810
      93,100   ENCANA CORPORATION (OIL & GAS EXTRACTION)              5,433,837
     572,800   NORTEL NETWORKS CORPORATION (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)+                                   1,867,328

                                                                      8,177,975
                                                                 --------------

CHINA - 0.22%
     248,000   CHINA MERCHANTS HOLDINGS INTERNATIONAL COMPANY
               LIMITED (MOTOR FREIGHT TRANSPORTATION
               & WAREHOUSING)                                           556,272
                                                                 --------------

DENMARK - 0.63%
      28,750   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED
               PRODUCTS)                                              1,421,468
       6,800   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING
               & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
               MEDICAL & OPTICAL)+                                      164,271

                                                                      1,585,739
                                                                 --------------

FRANCE - 6.80%
      19,446   ACCOR SA (METAL MINING)                                  982,057
      48,759   AXA SA (INSURANCE CARRIERS)                            1,338,448
      72,268   CARREFOUR SA (FOOD STORES)                             3,324,823
      84,930   JC DECAUX SA (BUSINESS SERVICES)+                      1,874,064
      32,174   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER
               SERVICES)<<                                            2,652,649
       7,473   M6 METROPOLE TELEVISION (COMMUNICATIONS)                 188,700
      90,644   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED
               INDUSTRIES)                                            2,472,951
      25,271   PINAULT PRINTEMPS REDOUTE (APPAREL & ACCESSORY
               STORES)                                                2,651,473
      50,214   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                  1,639,099

                                                                     17,124,264
                                                                 --------------

GERMANY - 8.84%
      23,114   ALLIANZ AG (INSURANCE CARRIERS)                        3,120,758
     109,697   BAYERISCHE VEREINSBANK AG (DEPOSITORY
               INSTITUTIONS)+                                         3,090,316
     118,500   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)               3,232,919
     131,662   DEUTSCHE POST AG (TRANSPORTATION SERVICES)             3,079,313
      26,235   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)            2,409,881
      18,287   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING,
               PUBLISHING & ALLIED INDUSTRIES)                          626,600
     145,206   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)               2,509,539
       9,060   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)               599,427
       7,149   SAP AG (BUSINESS SERVICES)                             1,235,534
      30,517   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)         2,350,988

                                                                     22,255,275
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

HONG KONG - 5.39%
     114,300   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)        $    1,290,735
   1,664,400   CHINA MOBILE (HONG KONG) LIMITED
               (COMMUNICATIONS)                                       8,153,197
     712,000   CHINA UNICOM LIMITED (BUSINESS SERVICES)+                592,006
     184,000   COSCO PACIFIC LIMITED (MOTOR FREIGHT
               TRANSPORTATION & WAREHOUSING)                            358,163
     503,000   MTR CORPORATION (RAILROAD TRANSPORTATION)              1,053,678
     205,700   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)         2,130,624

                                                                     13,578,403
                                                                 --------------

ITALY - 4.15%
      97,049   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)        3,060,592
     101,717   ENI SPA (PETROLEUM REFINING & RELATED
               INDUSTRIES)<<                                          3,020,765
     259,607   SAIPEM SPA (OIL & GAS EXTRACTION)                      4,377,485

                                                                     10,458,842
                                                                 --------------

JAPAN - 21.00%
       6,000   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)              120,507
      61,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS &
               GASOLINE SERVICE STATIONS)                             1,305,761
      62,200   CHUGAI PHARMACEUTICAL COMPANY LIMITED
               (CHEMICALS & ALLIED PRODUCTS)                          1,186,249
     193,200   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS
               RETAIL)                                                8,475,476
      72,000   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION
               EQUIPMENT)                                             4,071,882
         127   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)          2,002,555
       4,040   JUPITER TELECOMMUNICATIONS COMPANY LIMITED
               (COMMUNICATIONS)+                                      3,491,226
       8,300   KEYENCE CORPORATION (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                    2,086,698
     245,100   MITSUBISHI CORPORATION (BUSINESS SERVICES)             4,836,364
      34,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)          466,631
      67,400   MITSUI & COMPANY LIMITED (WHOLESALE
               TRADE-DURABLE GOODS)<<                                   843,687
      29,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)             436,073
         896   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)          5,698,661
      29,700   ORIX CORPORATION (MISCELLANEOUS RETAIL)                5,363,372
      95,800   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT
               & RECREATION SERVICES)<<                               3,780,691
      95,800   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT
               & RECREATION SERVICES)+                                3,713,178
      16,100   SMC CORPORATION (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)                        2,142,979
     348,000   SUMITOMO TRUST & BANKING COMPANY LIMITED
               (DEPOSITORY INSTITUTIONS)                              2,863,214

                                                                     52,885,204
                                                                 --------------

KOREA (SOUTH) - 3.77%
      62,530   HANA BANK (DEPOSITORY INSTITUTIONS)                    2,307,049
      79,430   KOOKMIN BANK (FINANCIAL SERVICES)+                     4,681,308
       1,500   KOOKMIN BANK ADR (DEPOSITORY INSTITUTIONS)                88,875
      69,710   SHINHAN FINANCIAL GROUP COMPANY LIMITED
               (FINANCIAL SERVICES)                                   2,424,986

                                                                      9,502,218
                                                                 --------------

LUXEMBOURG - 1.28%
      16,260   RTI GROUP (COMMUNICATIONS)                             1,256,557
     169,100   STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING,
               RESEARCH MANAGEMENT & RELATED SERVICES)+               1,955,159

                                                                      3,211,716
                                                                 --------------

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

MEXICO - 3.08%
     65,100    GRUPO TELEVISA SA ADR (COMMUNICATIONS)+           $    4,668,321
    605,300    WALMART DE MEXICO SA DE CV (GENERAL MERCHANDISE
               STORES)                                                3,085,865

                                                                      7,754,186
                                                                 --------------

NETHERLANDS - 2.92%
     212,540   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
               MANUFACTURING & RELATED)+                              3,489,329
      37,600   ASML HOLDING NV NEW YORK REGISTERED SHARES
               (SEMICONDUCTOR EQUIPMENT MANUFACTURING
               & RELATED)+                                              620,776
     108,490   ING GROEP NV (FINANCIAL SERVICES)                      3,231,035

                                                                      7,341,140
                                                                 --------------

NORWAY - 0.00%
         400   AKER ASA (MISCELLANEOUS RETAIL)+                          11,906
                                                                 --------------

PORTUGAL - 1.27%
   1,156,152   BANCO COMERCIAL PORTUGUES SA
               (DEPOSITORY INSTITUTIONS)                              3,209,796
                                                                 --------------

RUSSIA - 3.38%
      63,654   AFK SISTEMA GDR (BUSINESS SERVICES)+                   1,559,523
     120,500   LUKOIL COMPANY ADR (OIL & GAS EXTRACTION)              6,958,875

                                                                      8,518,398
                                                                 --------------

SINGAPORE - 2.49%
      13,000   DBS GROUP HOLDINGS LIMITED
               (DEPOSITORY INSTITUTIONS)                                121,391
     209,800   KEPPEL CORPORATION LIMITED
               (BUSINESS SERVICES)<<                                  1,574,693
     364,000   SINGAPORE AIRLINES LIMITED
               (TRANSPORTATION SERVICES)                              2,495,435
   1,435,000   SINGAPORE TELECOMMUNICATIONS LIMITED
               (COMMUNICATIONS)                                       2,077,805

                                                                      6,269,324
                                                                 --------------

SPAIN - 3.74%
     159,328   BANCO BILBAO VIZCAYA ARGENTARIA SA
               (DEPOSITORY INSTITUTIONS)<<                            2,793,817
     154,126   BANCO SANTANDER CENTRAL HISPANO SA
               (DEPOSITORY INSTITUTIONS)<<                            2,024,634
      58,258   INDUSTRIA DE DISENO TEXTIL SA
               (APPAREL & ACCESSORY STORES)                           1,709,826
     149,348   PROMOTORA DE INFORMACIONES SA
               (PRINTING, PUBLISHING & ALLIED INDUSTRIES)             2,880,879

                                                                      9,409,156
                                                                 --------------

SWEDEN - 3.20%
      92,000   TELEFONAKTIEBOLAGET LM ERICSSON ADR
               (COMMUNICATIONS)+                                      3,389,280
   1,279,800   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
               (COMMUNICATIONS)                                       4,670,833

                                                                      8,060,113
                                                                 --------------

SWITZERLAND - 8.49%
      20,675   NESTLE SA (FOOD & KINDRED PRODUCTS)                    6,052,933
       1,287   NOBEL BIOCARE HOLDING AG (APPAREL & OTHER
               FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
               MATERIALS)                                               303,221
      55,393   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)              2,809,123
      30,276   ROCHE HOLDING AG (HEALTH SERVICES)                     4,205,033
       3,806   SWISS REINSURANCE (INSURANCE CARRIERS)                   249,902
      91,274   UBS AG (FINANCIAL SERVICES)                            7,755,699

                                                                     21,375,911
                                                                 --------------


112

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PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

TAIWAN - 0.71%
      97,120   CHUNGHWA TELECOM COMPANY LIMITED ADR
               (COMMUNICATIONS)                                  $    1,797,691
                                                                 --------------

UNITED KINGDOM - 8.78%
     455,129   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)          4,499,430
     127,324   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)        1,284,558
      28,822   CARNIVAL PLC (WATER TRANSPORTATION)                    1,490,004
      81,384   HILTON GROUP PLC (AMUSEMENT & RECREATION
               SERVICES)                                                451,447
   2,013,153   ITV PLC (COMMUNICATIONS)                               4,012,385
   1,206,523   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE,
               GARDEN SUPPLY & MOBILE HOME DEALERS)                   4,596,600
      56,772   SMITH & NEPHEW PLC (CHEMICALS & ALLIED
               PRODUCTS)                                                476,638
     547,177   TESCO PLC (FOOD & KINDRED PRODUCTS)                    2,987,004
     737,952   WILLIAM MORRISON SUPERMARKETS PLC (FOOD
               & KINDRED PRODUCTS)                                    2,313,583

                                                                     22,111,649
                                                                 --------------

TOTAL COMMON STOCKS (COST $221,374,740)                             247,506,928
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 6.22%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 6.22%
  15,674,922   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE           15,674,922
                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $15,674,922)           15,674,922
                                                                 --------------

SHORT-TERM INVESTMENTS - 0.91%

MUTUAL FUND - 0.91%
   2,277,356   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++            2,277,356
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $2,277,356)                        2,277,356
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $239,327,018)                      105.41%                 $  265,459,206
OTHER ASSETS AND LIABILITIES, NET         (5.41)                    (13,630,904)
                                         ------                  --------------
TOTAL NET ASSETS                         100.00%                 $  251,828,302
                                         ======                  ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2).

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $2,277,356.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $239,418,175 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

            GROSS UNREALIZED APPRECIATION                        $  29,844,384
            GROSS UNREALIZED DEPRECIATION                           (3,803,353)
                                                                 -------------
            NET UNREALIZED APPRECIATION (DEPRECIATION)           $  26,041,031

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCKS - 97.85%

AUSTRALIA - 5.37%
    4,119   ALINTA LIMITED (US GOVERNMENT SECURITIES)            $       37,223
   18,581   ALUMINA LIMITED (METAL MINING)                               86,578
   15,266   AMCOR LIMITED (RUBBER & MISCELLANEOUS PLASTICS
            PRODUCTS)                                                    78,117
   30,910   AMP LIMITED (INSURANCE CARRIERS)                            175,376
    2,290   ANSELL LIMITED (RUBBER & MISCELLANEOUS PLASTICS
            PRODUCTS)                                                    19,699
    2,926   APN NEWS AND MEDIA LIMITED (COMMUNICATIONS)+                 11,157
    5,215   ARISTOCRAT LEISURE LIMITED (AMUSEMENT &
            RECREATION SERVICES)                                         47,127
   29,475   AUSTRALIA & NEW ZEALAND BANKING GROUP LIMITED
            (DEPOSITORY INSTITUTIONS)                                   539,465
    7,852   AUSTRALIAN GAS LIGHT COMPANY LIMITED (ELECTRIC,
            GAS & SANITARY SERVICES)                                     88,741
    1,934   AUSTRALIAN STOCK EXCHANGE LIMITED (BUSINESS
            SERVICES)                                                    39,999
   14,904   AXA ASIA PACIFIC HOLDINGS LIMITED (INSURANCE
            CARRIERS)                                                    55,238
    2,568   BABCOCK AND BROWN LIMITED (SECURITY & COMMODITY
            BROKERS, DEALERS, EXCHANGES & SERVICES)                      41,517
   57,233   BHP BILLITON LIMITED (MINING & QUARRYING OF
            NONMETALLIC MINERALS, EXCEPT FUELS)                         971,124
    1,354   BILLABONG INTERNATIONAL LIMITED (APPAREL & OTHER
            FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
            MATERIALS)                                                   13,475
   11,869   BLUESCOPE STEEL LIMITED (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)                                    86,531
    9,857   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                    60,662
   14,979   BRAMBLES INDUSTRIES LIMITED (PRINTING, PUBLISHING
            & ALLIED INDUSTRIES)                                        101,208
    2,310   CALTEX AUSTRALIA LIMITED (PETROLEUM REFINING &
            RELATED INDUSTRIES)+                                         36,148
   13,499   CENTRO PROPERTIES GROUP (REAL ESTATE)                        61,766
    4,499   CENTRO RETAIL GROUP (REAL ESTATE)+                            5,301
   27,443   CFS GANDEL RETAIL TRUST (REAL ESTATE)                        37,775
    4,006   CHALLENGER FINANCIAL SERVICES GROUP LIMITED
            (FINANCE & FINANCIAL SERVICES)                               12,250
    8,580   COCA-COLA AMATIL LIMITED (FOOD & KINDRED PRODUCTS)           51,756
      783   COCHLEAR LIMITED (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     23,413
   18,547   COLES MYER LIMITED (MISCELLANEOUS RETAIL)                   145,117
   20,439   COMMONWEALTH BANK OF AUSTRALIA (DEPOSITORY
            INSTITUTIONS)                                               598,690
   19,747   COMMONWEALTH PROPERTY OFFICE FUND (REAL ESTATE)              19,050
    6,200   COMPUTERSHARE LIMITED (BUSINESS SERVICES)                    31,206
    3,024   CSL LIMITED (CHEMICALS & ALLIED PRODUCTS)                    88,555
   14,989   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)+                           35,435
   41,595   DB RREEF TRUST (REAL ESTATE)                                 43,457
    4,052   DCA GROUP LIMITED (HEALTH SERVICES)+                         12,113
    2,772   DOWNER EDI LIMITED (ENGINEERING, ACCOUNTING,
            RESEARCH MANAGEMENT & RELATED SERVICES)                      12,768
   31,960   FOSTER'S GROUP LIMITED (FOOD & KINDRED PRODUCTS)            142,093
    9,994   FUTURIS CORPORATION LIMITED (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)                                    16,081
   30,663   GENERAL PROPERTY TRUST (REAL ESTATE)                         91,196
   10,015   HARVEY NORMAN HOLDINGS LIMITED (GENERAL
            MERCHANDISE STORES)                                          21,385
    4,413   ILUKA RESOURCES LIMITED (MINING & QUARRYING OF
            NONMETALLIC MINERALS, EXCEPT FUELS)                          29,514
    8,315   ING INDUSTRIAL FUND (REAL ESTATE)                            14,965
   25,451   INSURANCE AUSTRALIA GROUP LIMITED (INSURANCE
            CARRIERS)                                                   105,973
   21,012   INVESTA PROPERTY GROUP (REAL ESTATE)                         33,490
    7,729   JAMES HARDIE INDUSTRIES NV (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                           52,753
   14,813   JOHN FAIRFAX HOLDINGS LIMITED (COMMUNICATIONS)               51,399
    2,584   LEIGHTON HOLDINGS LIMITED (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                    28,081
    6,281   LEND LEASE CORPORATION LIMITED (REAL ESTATE)                 67,059

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

AUSTRALIA (CONTINUED)
    4,210   LION NATHAN LIMITED (FOOD & KINDRED PRODUCTS)        $       26,937
   10,407   MACQUARIE AIRPORTS (SECURITY & COMMODITY BROKERS,
            DEALERS, EXCHANGES & SERVICES)                               26,031
    3,580   MACQUARIE BANK LIMITED (HOLDING & OTHER
            INVESTMENT OFFICES)                                         205,714
    5,631   MACQUARIE COMMUNICATIONS INFRASTRUCTURE GROUP
            (HOLDING & OTHER INVESTMENT OFFICES)                         25,465
   19,839   MACQUARIE GOODMAN GROUP (PROPERTIES)                         64,148
   32,796   MACQUARIE INFRASTRUCTURE GROUP (HOLDING & OTHER
            INVESTMENT OFFICES)                                         100,291
   10,648   MAYNE GROUP LIMITED (HEALTH SERVICES)                        43,687
   13,447   MIRVAC GROUP (REAL ESTATE)                                   41,429
    6,348   MULTIPLEX GROUP (HEAVY CONSTRUCTION OTHER THAN
            BUILDING CONSTRUCTION CONTRACTS)                             14,765
   24,894   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY
            INSTITUTIONS)                                               627,428
    5,617   NEWCREST MINING LIMITED (METAL MINING)                       89,869
   10,517   ONESTEEL LIMITED (PRIMARY METAL INDUSTRIES)                  30,557
    4,604   ORICA LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                  73,731
   13,840   ORIGIN ENERGY LIMITED (OIL & GAS EXTRACTION)                 77,153
    9,534   PACIFIC BRANDS LIMITED (GENERAL MERCHANDISE
            STORES)                                                      20,721
    6,868   PAPERLINX LIMITED (PAPER & ALLIED PRODUCTS)                  16,551
    9,446   PATRICK CORPORATION LIMITED (BUSINESS SERVICES)              49,632
      724   PERPETUAL TRUSTEES AUSTRALIA LIMITED (BUSINESS
            SERVICES)                                                    37,406
    2,504   PUBLISHING & BROADCASTING LIMITED (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)<<                            31,469
   15,195   QANTAS AIRWAYS (TRANSPORTATION BY AIR)<<                     39,051
   12,870   QBE INSURANCE GROUP LIMITED (INSURANCE CARRIERS)<<          183,338
   15,026   RINKER GROUP LIMITED (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                          189,988
    4,539   RIO TINTO LIMITED (METAL MINING)<<                          204,710
    9,496   SANTOS LIMITED (OIL & GAS EXTRACTION)                        90,593
    1,353   SFE CORPORATION LIMITED (SECURITY & COMMODITY
            BROKERS, DEALERS, EXCHANGES & SERVICES)                      12,939
    4,053   SONIC HEALTHCARE LIMITED (HEALTH SERVICES)                   47,908
   21,893   STOCKLAND (REAL ESTATE)                                     102,845
    9,270   SUNCORP-METWAY LIMITED (DEPOSITORY INSTITUTIONS)            139,336
    8,364   TABCORP HOLDINGS LIMITED (AMUSEMENT & RECREATION
            SERVICES)                                                   110,027
   33,770   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<              104,815
    4,068   TOLL HOLDINGS LIMITED (TRANSPORTATION SERVICES)              43,121
   12,945   TRANSURBAN GROUP (SOCIAL SERVICES)                           71,078
    1,213   UNITAB LIMITED (COMMERCE)+                                   12,118
    5,959   WESFARMERS LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                 182,455
   23,217   WESTFIELD GROUP (PROPERTIES)+                               297,450
      739   WESTFIELD GROUP (HOLDING & OTHER INVESTMENT
            OFFICES)+                                                     9,406
   29,056   WESTPAC BANKING CORPORATION (DEPOSITORY
            INSTITUTIONS)                                               467,537
    7,450   WOODSIDE PETROLEUM LIMITED (OIL & GAS EXTRACTION)           204,530
   17,353   WOOLWORTHS LIMITED (FOOD STORES)                            220,072

                                                                      8,658,327
                                                                 --------------

AUSTRIA - 0.44%
      642   BANK AUSTRIA CREDITANSTALT AG (DEPOSITORY
            INSTITUTIONS)                                                71,750
      144   BOEHLER-UDDEHOLM AG (FABRICATED METAL PRODUCTS,
            EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)                 24,227
    2,118   ERSTE BANK DER OESTERREICHISCHEN SPARKASSEN AG
            (DEPOSITORY INSTITUTIONS)                                   113,276
      199   FLUGHAFEN WIEN AG (CONSTRUCTION SPECIAL TRADE
            CONTRACTORS)                                                 13,393
    6,044   IMMOFINANZ IMMOBILIEN ANLAGEN AG (REAL ESTATE)+              58,548
       80   MAYR-MELNHOF KARTON AG (PAPER & ALLIED PRODUCTS)             11,634

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

AUSTRIA (CONTINUED)
    1,304   MEINL EUROPEAN LAND LIMITED (REAL ESTATE)+           $       23,069
    2,670   OMV AG (OIL & GAS EXTRACTION)                               158,554
      323   RHI AG (MISCELLANEOUS MANUFACTURING INDUSTRIES)+              9,616
    5,887   TELEKOM AUSTRIA AG (COMMUNICATIONS)                         117,096
       97   VERBUND OESTERREICHISCHE
            ELEKTRIZITAETSWIRTSCHAFTS AG (ELECTRIC, GAS &
            SANITARY SERVICES)                                           34,041
      435   VOESTALPINE AG (FABRICATED METAL PRODUCTS, EXCEPT
            MACHINERY & TRANSPORTATION EQUIPMENT)                        38,259
    1,084   WIENERBERGER AG (BUILDING MATERIALS, HARDWARE,
            GARDEN SUPPLY & MOBILE HOME DEALERS)                         42,719

                                                                        716,182
                                                                 --------------

BELGIUM - 1.27%
    1,585   AGFA-GEVAERT NV (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     38,194
      224   BARCO NV (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT
            & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                     17,284
      272   BEKAERT SA (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                22,246
    2,661   BELGACOM SA (COMMUNICATIONS)                                 90,219
       96   COFINIMMO SA (REITS)                                         15,138
      260   COLRUYT SA (FOOD STORES)<<                                   33,811
      330   COMPAGNIE MARITIME BELGE SA (WATER TRANSPORTATION)           11,474
      52    D'IETEREN SA (AUTOMOTIVE DEALERS & GASOLINE
            SERVICE STATIONS)                                            12,406
    1,130   DELHAIZE GROUP (FOOD STORES)                                 66,845
    8,763   DEXIA (DEPOSITORY INSTITUTIONS)                             197,261
      449   ELECTRABEL (ELECTRIC, GAS & SANITARY SERVICES)              225,026
      396   EURONAV SA (WATER TRANSPORTATION)+                           12,993
   18,782   FORTIS (DEPOSITORY INSTITUTIONS)                            544,690
    1,144   GROUPE BRUXELLES LAMBERT SA (BUSINESS SERVICES)             111,712
    2,914   INBEV (FOOD & KINDRED PRODUCTS)                             115,257
    2,994   KBC BANK VERZEKERINGS HOLDINGS (DEPOSITORY
            INSTITUTIONS)                                               242,528
      481   MOBISTAR SA (COMMUNICATIONS)                                 39,541
      314   OMEGA PHARMA SA (CHEMICALS & ALLIED PRODUCTS)                17,729
    1,037   SOLVAY SA (CHEMICALS & ALLIED PRODUCTS)                     120,581
    1,401   UCB SA (CHEMICALS & ALLIED PRODUCTS)                         73,952
      409   UMICORE (MINING & QUARRYING OF NONMETALLIC
            MINERALS, EXCEPT FUELS)                                      44,609

                                                                      2,053,496
                                                                 --------------

CAYMAN ISLANDS - 0.02%
   23,000   HUTCHISON TELECOMMUNICATIONS (TELECOMMUNICATIONS)+           33,355
                                                                 --------------

DENMARK - 0.77%
       19   A.P. MOELLER - MAERSK A/S (LOCAL & SUB-TRANSIT &
            INTERURBAN HIGHWAY PASS TRANSPORTATION)                     194,001
      213   BANG & OLUFSEN A/S (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           18,352
      506   CARLSBERG A/S (FOOD & KINDRED PRODUCTS)                      29,581
      413   COLOPLAST A/S (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                25,142
      838   DANISCO A/S (FOOD & KINDRED PRODUCTS)                        56,481
    7,028   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                   215,053
      395   DSV A/S (MOTOR FREIGHT TRANSPORTATION &
            WAREHOUSING)                                                 41,986

      384   EAST ASIATIC COMPANY LIMITED A/S (FOOD & KINDRED
            PRODUCTS)                                                    28,479
      523   FLS INDUSTRIES A/S (BUILDING MATERIALS, HARDWARE,
            GARDEN SUPPLY & MOBILE HOME DEALERS)+                        14,572
    3,702   GN STORE NORD A/S (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           48,889
    1,114   H. LUNDBECK A/S (CHEMICALS & ALLIED PRODUCTS)                28,302

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

DENMARK (CONTINUED)
       63   KOBENHAVNS LUFTHAVNE A/S (CONSTRUCTION SPECIAL
            TRADE CONTRACTORS)                                 $         15,757
      332   NKT HOLDING A/S (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                  14,089
    3,876   NOVO NORDISK A/S CLASS B (CHEMICALS & ALLIED
            PRODUCTS)                                                   191,639
      906   NOVOZYMES A/S (HEALTH SERVICES)                              46,692
    3,148   TDS A/S (COMMUNICATIONS)                                    169,333
      333   TOPDANMARK A/S (INSURANCE CARRIERS)+                         26,493
    2,748   VESTAS WIND SYSTEMS A/S (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)+                                                    66,385
      420   WILLIAM DEMANT HOLDING (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)+                                                    19,683

                                                                      1,250,909
                                                                 --------------

FINLAND - 1.41%
    1,353   AMER GROUP (HOME FURNITURE, FURNISHINGS &
            EQUIPMENT STORES)                                            25,822
      611   CARGOTEC CORPORATION (TRANSPORTATION SERVICES)+              18,417
    2,307   ELISA CORPORATION (COMMUNICATIONS)                           39,871
    5,987   FORTUM OYJ (ELECTRIC, GAS & SANITARY SERVICES)<<            120,164
      258   KCI KONECRANES OYJ (BUILDING MATERIALS, HARDWARE,
            GARDEN SUPPLY & MOBILE HOME DEALERS)                         11,938
      938   KESKO OYJ (FOOD STORES)                                      26,019
      611   KONE OYJ (BUSINESS SERVICES)+<<                              41,490
    1,657   METSO OYJ (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                          42,040
    1,497   NESTE OIL OYJ LIMITED (OIL & GAS EXTRACTION)+                55,459
   71,748   NOKIA OYJ (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)        1,202,052
    1,720   NOKIAN RENKAAT OYJ (TRANSPORTATION EQUIPMENT)                40,744
    1,353   ORION OYJ (CHEMICALS & ALLIED PRODUCTS)                      30,164
    1,438   OUTOKUMPU OYJ (METAL MINING)                                 19,184
    1,155   POHJOLA GROUP PLC (INSURANCE CARRIERS)<<                     18,532
    1,600   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                   35,940
    6,461   SAMPO OYJ (NON-DEPOSITORY CREDIT INSTITUTIONS)              102,500
    9,760   STORA ENSO OYJ (PAPER & ALLIED PRODUCTS)                    134,192
    1,321   TIETOENATOR OYJ (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)<<                            44,375
    8,466   UPM-KYMMENE OYJ (PAPER & ALLIED PRODUCTS)                   169,412
    1,130   UPONOR OYJ (RUBBER & MISCELLANEOUS PLASTICS
            PRODUCTS)                                                    26,143
      889   WARTSILA OYJ (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                  28,298
    1,000   YIT-YHTYMA OYJ (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                            42,425

                                                                      2,275,181
                                                                 --------------

FRANCE - 9.16%
   3,289    ACCOR SA (METAL MINING)                                     166,100
   2,036    AIR FRANCE-KLM (TRANSPORTATION BY AIR)                       34,037
   1,755    AIR LIQUIDE SA (CHEMICALS & ALLIED PRODUCTS)                322,715
   19,987   ALCATEL SA (COMMUNICATIONS)+                                266,157
   1,898    ALSTOM RGPT (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)+                                         90,104
   8,222    ARCELOR SA (PRIMARY METAL INDUSTRIES)                       192,296
   1,003    ATOS ORIGIN (BUSINESS SERVICES)+                             70,941
    975     AUTOROUTES DU SUD DE LA FRANCE NPV (SOCIAL
            SERVICES)                                                    56,422
   23,080   AXA SA (INSURANCE CARRIERS)                                 633,552
   12,763   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                    970,206
   3,214    BOUYGUES SA (ENGINEERING CONSTRUCTION)                      149,373
   1,063    BUSINESS OBJECTS SA (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)+<<                           36,475

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                           VALUE

FRANCE (CONTINUED)
       2,124   CAP GEMINI SA (INDUSTRIAL & COMMERCIAL MACHINERY
               & COMPUTER EQUIPMENT)+                             $       82,657
       9,089   CARREFOUR SA (FOOD STORES)                                418,156
         575   CASINO GUICHARD-PERRACHON SA (FOOD STORES)                 40,773
       1,565   CIE GENERALE D'OPTIQUE ESSILOR INTERNATIONAL SA
               (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
               PHOTOGRAPHIC, MEDICAL & OPTICAL)                          129,594
         584   CNP ASSURANCES (INSURANCE AGENTS, BROKERS &
               SERVICE)                                                   39,165
       4,907   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS &
               CONCRETE PRODUCTS)                                        282,254
       2,286   COMPAGNIE GENERALE DES ESTABLISSEMENTS MICHELIN
               (RUBBER & MISCELLANEOUS PLASTICS PRODUCTS)                134,294
       9,494   CREDIT AGRICOLE SA (DEPOSITORY INSTITUTIONS)              278,413
         976   DASSAULT SYSTEMES SA (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)                            50,439
       1,235   EURONEXT NV (BUSINESS SERVICES)                            54,355
      27,150   FRANCE TELECOM SA (COMMUNICATIONS)                        779,210
         159   GECINA SA (REAL ESTATE)                                    18,727
       3,848   GROUPE DANONE (FOOD & KINDRED PRODUCTS)                   414,606
         152   HERMES INTERNATIONAL (APPAREL & OTHER FINISHED
               PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)            35,897
         542   IMERYS SA (STONE, CLAY, GLASS & CONCRETE
               PRODUCTS)                                                  40,224
         387   KLEPIERRE (REAL ESTATE)                                    38,837
       4,794   L'OREAL SA (APPAREL & ACCESSORY STORES)                   371,340
       2,763   LAFARGE SA (STONE, CLAY, GLASS & CONCRETE
               PRODUCTS)                                                 243,076
       2,002   LAGARDERE SCA (COMMUNICATIONS)                            142,081
       3,947   LVMH MOET HENNESSY LOUIS VUITTON SA (CONSUMER
               SERVICES)<<                                               325,418
         530   NEOPOST SA (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                        51,373
       2,091   PAGESJAUNES SA (PRINTING, PUBLISHING & ALLIED
               INDUSTRIES)                                                57,047
         981   PERNOD-RICARD (FOOD & KINDRED PRODUCTS)<<                 173,197
       2,488   PEUGEOT SA (AUTOMOTIVE DEALERS & GASOLINE
               SERVICE STATIONS)                                         168,947
       1,055   PINAULT PRINTEMPS REDOUTE (APPAREL & ACCESSORY
               STORES)                                                   110,692
       2,169   PUBLICIS GROUPE (COMMUNICATIONS)                           69,028
       2,984   RENAULT SA (TRANSPORTATION EQUIPMENT)                     282,602
       2,890   SAGEM SA (NATIONAL SECURITY & INTERNATIONAL
               AFFAIRS)                                                   62,381
      17,056   SANOFI-SYNTHELABO SA (CHEMICALS & ALLIED
               PRODUCTS)                                               1,409,290
       3,645   SCHNEIDER ELECTRIC SA (BUILDING MATERIALS,
               HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)            287,815
      11,766   SCOR SA (INSURANCE CARRIERS)                               24,040
         382   SOCIETE AUTOROUTES DU NORD ET DE L'EST DE LA
               FRANCE (MISCELLANEOUS MANUFACTURING INDUSTRIES)+           23,851
         527   SOCIETE BIC SA (HOME FURNITURE, FURNISHINGS &
               EQUIPMENT STORES)                                          31,175
         565   SOCIETE DES AUTOROUTES PARIS RHIN RHONE
               (TRANSPORTATION SERVICES)                                  37,993
       5,573   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                635,967
       1,989   SOCIETE TELEVISION FRANCAISE 1 (COMMUNICATIONS)            52,758
       1,687   SODEXHO ALLIANCE SA (FOOD & KINDRED PRODUCTS)              63,684
      14,500   SUEZ SA (BUILDING CONSTRUCTION-GENERAL
               CONTRACTORS & OPERATIVE BUILDERS)                         419,115
       1,449   TECHNIP SA (OIL & GAS EXTRACTION)                          85,751
       1,283   THALES SA (TRANSPORTATION BY AIR)                          59,567
       4,341   THOMSON (HOME FURNITURE, FURNISHINGS & EQUIPMENT
               STORES)                                                    90,258
       9,160   TOTAL SA (PETROLEUM REFINING & RELATED
               INDUSTRIES)                                             2,500,133
         755   UNIBAIL (REAL ESTATE)                                     109,614
       1,162   VALEO SA (TRANSPORTATION EQUIPMENT)<<                      48,293
       5,061   VEOLIA ENVIRONNEMENT (ELECTRIC, GAS & SANITARY
               SERVICES)                                                 213,559
       2,412   VINCI SA (BUILDING CONSTRUCTION-GENERAL
               CONTRACTORS & OPERATIVE BUILDERS)                         207,704
      17,284   VIVENDI UNIVERSAL SA (COMMUNICATIONS)                     564,189
         611   ZODIAC SA (TRANSPORTATION BY AIR)<<                        36,056
                                                                      14,783,973
                                                                  --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                           VALUE

GERMANY - 6.62%
         694   ADIDAS-SALOMON AG (APPAREL & ACCESSORY STORES)     $      120,592
       5,977   ALLIANZ AG (INSURANCE CARRIERS)                           806,990
       1,186   ALTANA AG (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)              66,395
       8,662   BASF AG (CHEMICALS & ALLIED PRODUCTS)                     650,652
      10,507   BAYER AG (MEASURING, ANALYZING & CONTROLLING
               INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             385,023
       8,990   BAYERISCHE VEREINSBANK AG (DEPOSITORY
               INSTITUTIONS)+                                            253,261
         275   BEIERSDORF AG (APPAREL & ACCESSORY STORES)                 31,564
         584   CELESIO AG (WHOLESALE TRADE-DURABLE GOODS)                 51,132
       7,430   COMMERZBANK AG (DEPOSITORY INSTITUTIONS)                  202,705
       2,159   CONTINENTAL AG (RUBBER & MISCELLANEOUS PLASTICS
               PRODUCTS)                                                 177,224
      14,586   DAIMLERCHRYSLER AG (TRANSPORTATION EQUIPMENT)             773,783
       7,895   DEUTSCHE BANK AG (DEPOSITORY INSTITUTIONS)                738,404
       1,579   DEUTSCHE BOERSE AG (SECURITY & COMMODITY
               BROKERS, DEALERS, EXCHANGES & SERVICES)                   150,869
       3,799   DEUTSCHE LUFTHANSA AG (TRANSPORTATION BY AIR)              50,361
       9,981   DEUTSCHE POST AG (TRANSPORTATION SERVICES)                233,436
      43,662   DEUTSCHE TELEKOM AG (COMMUNICATIONS)<<                    794,475
         629   DOUGLAS HOLDING AG (APPAREL & ACCESSORY STORES)            23,888
       9,968   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)               915,635
         928   EPCOS AG (ELECTRONIC & OTHER ELECTRICAL
               EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
               EQUIPMENT)+                                                12,123
         601   FRESENIUS MEDICAL CARE AG (HEALTH SERVICES)<<              54,715
         417   FRESENIUS MEDICAL CARE AG PREFERRED (HEALTH
               SERVICES)                                                  32,827
         863   HEIDELBERGER DRUCKMASCHINEN AG (PRINTING,
               PUBLISHING & ALLIED INDUSTRIES)                            29,570
         983   HENKEL KGAA (APPAREL & ACCESSORY STORES)                   89,398
         992   HOCHTIEF AG (BUILDING CONSTRUCTION-GENERAL
               CONTRACTORS & OPERATIVE BUILDERS)                          44,292
       2,151   HYPO REAL ESTATE HOLDING AG (DEPOSITORY
               INSTITUTIONS)                                             108,733
      10,093   INFINEON TECHNOLOGIES AG (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)+                                       99,226
       1,165   IVG IMMOBILIEN AG (REAL ESTATE)                            23,943
       1,041   KARSTADTQUELLE AG (GENERAL MERCHANDISE STORES)<<           14,088
           0   LANXESS AG (CHEMICALS)+                                        12
       1,377   LINDE AG (ELECTRIC, GAS & SANITARY SERVICES)              101,448
       2,242   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY &
               COMPUTER EQUIPMENT)                                       115,003
         777   MERCK KGAA (CHEMICALS & ALLIED PRODUCTS)                   65,397
       2,409   METRO AG (FOOD STORES)                                    118,619
         955   MLP AG (HOLDING & OTHER INVESTMENT OFFICES)                19,960
       2,935   MUENCHENER RUECKVERSICHERUNG GESELLSCHAFT AG
               (INSURANCE CARRIERS)                                      335,106
         130   PORSCHE AG (TRANSPORTATION EQUIPMENT)                      99,955
         755   PREMIERE AG (ENTERTAINMENT)+<<                             21,206
       1,314   PROSIEBENSAT.1 MEDIA AG (COMMUNICATIONS)                   22,709
         279   PUMA AG RUDOLF DASSLER SPORT (APPAREL &
               ACCESSORY STORES)                                          75,704
       6,733   RWE AG (ELECTRIC, GAS & SANITARY SERVICES)                445,468
         634   RWE AG PREFERRED (ELECTRIC, GAS & SANITARY
               SERVICES)                                                  36,506
       3,561   SAP AG (BUSINESS SERVICES)                                615,434
       2,723   SCHERING AG (CHEMICALS & ALLIED PRODUCTS)                 172,141
      12,836   SIEMENS AG (WHOLESALE TRADE NON-DURABLE GOODS)            988,868
         815   SUEDZUCKER AG (FOOD & KINDRED PRODUCTS)                    18,483
       5,729   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                119,599
       2,529   TUI AG (TRANSPORTATION BY AIR)<<                           53,860
       3,546   VOLKSWAGEN AG (TRANSPORTATION EQUIPMENT)                  218,202

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                           VALUE

GERMANY (CONTINUED)
       1,577   VOLKSWAGEN AG PREFERRED (TRANSPORTATION
               EQUIPMENT)                                         $       71,984
         263   WINCOR NIXDORF AG (INDUSTRIAL & COMMERCIAL
               MACHINERY & COMPUTER EQUIPMENT)                            25,287

                                                                      10,676,255
                                                                  --------------
GREECE - 0.60%
       4,348   ALPHA BANK AE (DEPOSITORY INSTITUTIONS)                   123,012
       1,740   COCA-COLA HELLENIC BOTTLING COMPANY SA
               (FOOD & KINDRED PRODUCTS)                                  50,440
       1,950   COSMOTE MOBILE COMMUNICATIONS SA
               (COMMUNICATIONS)                                           38,763
       3,250   EFG EUROBANK ERGASIAS SA (DEPOSITORY
               INSTITUTIONS)                                             100,853
       1,176   EMPORIKI BANK OF GREECE SA (DEPOSITORY
               INSTITUTIONS)                                              34,543
         300   FOLLIE SA (APPAREL & ACCESSORY STORES)                      8,985
         920   GERMANOS SA (HOME FURNITURE, FURNISHINGS &
               EQUIPMENT STORES)                                          14,883
         350   HELLENIC DUTY FREE SHOPS SA (GENERAL MERCHANDISE
               STORES)                                                     6,571
       2,030   HELLENIC PETROLEUM SA (OIL & GAS EXTRACTION)               31,668
       1,700   HELLENIC TECHNODOMIKI TEV SA (HEAVY CONSTRUCTION
               OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                 8,990
       4,370   HELLENIC TELECOMMUNICATIONS ORGANIZATION SA
               (COMMUNICATIONS)                                           87,395
         796   HYATT REGENCY SA (HOTELS, ROOMING HOUSES, CAMPS
               & OTHER LODGE PLACES)                                       9,854
       1,610   INTRACOM SA (COMMUNICATIONS)                               11,145
       4,540   NATIONAL BANK OF GREECE SA (DEPOSITORY
               INSTITUTIONS)                                             181,698
       3,230   OPAP SA (AMUSEMENT & RECREATION SERVICES)                 100,310
       2,875   PIRAEUS BANK SA (DEPOSITORY INSTITUTIONS)                  60,123
       1,690   PUBLIC POWER CORPORATION SA (ELECTRIC, GAS &
               SANITARY SERVICES)                                         37,210
       1,510   TECHNICAL OLYMPIC SA (HEAVY CONSTRUCTION
               OTHER THAN BUILDING CONSTRUCTION CONTRACTS)                10,127
         900   TITAN CEMENT COMPANY SA (STONE, CLAY, GLASS &
               CONCRETE PRODUCTS)                                         30,070
       2,080   VIOHALCO SA (BUSINESS SERVICES)                            14,249

                                                                         960,889
                                                                  --------------
HONG KONG - 1.69%
       3,500   ASM PACIFIC TECHNOLOGY (ELECTRONIC & OTHER
               ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
               COMPUTER EQUIPMENT)                                        17,032
      22,800   BANK OF EAST ASIA LIMITED (DEPOSITORY
               INSTITUTIONS)                                              66,719
      59,000   BOC HONG KONG HOLDINGS LIMITED (DEPOSITORY
               INSTITUTIONS)                                             118,269
      16,000   CATHAY PACIFIC AIRWAYS LIMITED (TRANSPORTATION
               BY AIR)                                                    28,463
      24,000   CHEUNG KONG HOLDINGS LIMITED (REAL ESTATE)                271,020
       7,000   CHEUNG KONG INFRASTRUCTURE HOLDINGS LIMITED
               (HEAVY CONSTRUCTION OTHER THAN BUILDING
               CONSTRUCTION CONTRACTS)                                    23,371
      29,500   CLP HOLDINGS LIMITED (ELECTRIC, GAS & SANITARY
               SERVICES)                                                 175,882
      15,000   ESPRIT HOLDINGS LIMITED (WHOLESALE TRADE
               NON-DURABLE GOODS)                                        112,152
      28,000   GIORDANO INTERNATIONAL LIMITED (APPAREL &
               ACCESSORY STORES)                                          19,311
      29,000   HANG LUNG PROPERTIES LIMITED (REAL ESTATE)                 46,169
      12,500   HANG SENG BANK LIMITED (DEPOSITORY INSTITUTIONS)          168,066
      12,000   HENDERSON LAND DEVELOPMENT COMPANY LIMITED
               (REAL ESTATE)                                              59,943
      60,000   HONG KONG & CHINA GAS COMPANY LIMITED (OIL & GAS
               EXTRACTION)                                               123,754
      18,000   HONG KONG EXCHANGES & CLEARING LIMITED (BUSINESS
               SERVICES)                                                  61,606
      22,000   HONGKONG ELECTRIC HOLDINGS (ELECTRIC, GAS &
               SANITARY SERVICES)                                        109,754
      10,000   HOPEWELL HOLDINGS (REAL ESTATE)                            26,362
      34,000   HUTCHISON WHAMPOA (DIVERSIFIED OPERATIONS)                351,731
      12,000   HYSAN DEVELOPMENT COMPANY LIMITED (REAL ESTATE)            30,010
      22,500   JOHNSON ELECTRIC HOLDINGS LIMITED (INDUSTRIAL &
               COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 21,609
       9,000   KERRY PROPERTIES LIMITED (REAL ESTATE)                     22,798

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
HONG KONG (CONTINUED)
  8,000   KINGBOARD CHEMICALS HOLDINGS (CHEMICALS & ALLIED PRODUCTS)                                    $     19,955
 28,000   LI & FUNG LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                               64,790
 22,000   MTR CORPORATION (RAILROAD TRANSPORTATION)                                                           46,085
 38,000   NEW WORLD DEVELOPMENT LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          OPERATIVE BUILDERS)                                                                                 49,966
  2,200   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER TRANSPORTATION)                                         8,225
 57,000   PCCW LIMITED (COMMUNICATIONS)                                                                       37,107
 18,000   SCMP GROUP LIMITED (COMMUNICATIONS)                                                                  6,729
 20,000   SHANGRI-LA ASIA LIMITED (HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)                        32,356
 20,000   SINO LAND COMPANY (REAL ESTATE)                                                                     24,364
  5,500   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED (COMMUNICATIONS)                                         5,708
 32,000   SOLOMON SYSTECH LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                          11,550
 21,000   SUNG HUNG KAI PROPERTIES LIMITED (REAL ESTATE)                                                     217,516
 15,000   SWIRE PACIFIC LIMITED (BUSINESS SERVICES)                                                          138,159
 14,000   TECHTRONIC INDUSTRIES COMPANY (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
          MOBILE HOME DEALERS)                                                                                35,824
  5,000   TELEVISION BROADCASTS LIMITED (MOTION PICTURES)                                                     30,584
 12,000   TEXWINCA HOLDINGS LIMITED (TEXTILE MILL PRODUCTS)                                                    8,199
 21,000   WHARF HOLDINGS LIMITED (BUSINESS SERVICES)                                                          81,890
  3,000   WING HANG BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    22,082
  9,000   YUE YUEN INDUSTRIAL HOLDINGS (APPAREL & ACCESSORY STORES)                                           24,712

                                                                                                           2,719,822
                                                                                                        ------------

IRELAND - 0.82%
 13,741   ALLIED IRISH BANKS PLC (DEPOSITORY INSTITUTIONS)                                                   292,309
 16,404   BANK OF IRELAND (DEPOSITORY INSTITUTIONS)                                                          259,254
  4,428   C&C GROUP PLC (EATING & DRINKING PLACES)+                                                           26,503
  9,047   CRH PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                                   245,189
  1,283   DCC PLC (BUSINESS SERVICES)                                                                         25,751
  5,921   DEPFA BANK PLC (DEPOSITORY INSTITUTIONS)                                                            95,001
  7,360   EIRCOM GROUP PLC (COMMUNICATIONS)                                                                   17,337
  4,142   ELAN CORPORATION PLC (CHEMICALS & ALLIED PRODUCTS)+                                                 37,335
  5,901   FYFFES PLC (WHOLESALE TRADE NON-DURABLE GOODS)                                                      18,014
  3,778   GRAFTON GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)+              38,141
  2,891   GREENCORE GROUP PLC (FOOD & KINDRED PRODUCTS)                                                       12,543
  2,027   IAWS GROUP PLC (AGRICULTURAL PRODUCTION CROPS)+                                                     29,356
  8,902   INDEPENDENT NEWS AND MEDIA PLC (COMMUNICATIONS)                                                     25,998
  4,666   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)                                   84,959
  2,132   KERRY GROUP PLC (FOOD & KINDRED PRODUCTS)                                                           49,838
  1,707   KINGSPAN GROUP PLC (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              21,952
    869   PADDY POWER PCL (AMUSEMENT & RECREATION SERVICES)                                                   15,301
    623   RYANAIR HOLDINGS PLC ADR (TRANSPORTATION BY AIR)+                                                   28,365

                                                                                                           1,323,146
                                                                                                        ------------

ITALY - 3.74%
  7,111   ALLEANZA ASSICURAZIONI SPA (INSURANCE CARRIERS)                                                     87,771
  2,213   ARNOLDO MONDADORI EDITORE SPA (COMMUNICATIONS)                                                      22,169
 15,414   ASSICURAZIONI GENERALI SPA (INSURANCE CARRIERS)                                                    486,105
  1,722   AUTOGRILL SPA (EATING & DRINKING PLACES)                                                            24,297
  4,543   AUTOSTRADE SPA (SOCIAL SERVICES)                                                                   116,790

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
ITALY (CONTINUED)
  1,457   BANCA ANTONVENETA SPA (DEPOSITORY INSTITUTIONS)                                               $     45,861
  4,699   BANCA FIDEURAM SPA (HOLDING & OTHER INVESTMENT OFFICES)                                             26,910
 14,756   BANCA INTESA RNC SPA (DEPOSITORY INSTITUTIONS)                                                      64,199
 52,054   BANCA INTESA SPA (DEPOSITORY INSTITUTIONS)                                                         242,581
 18,504   BANCA MONTE DEI PASCHI DI SIENA SPA (DEPOSITORY INSTITUTIONS)<<                                     82,062
 17,787   BANCA NAZIONALE DEL LAVORO SPA (DEPOSITORY INSTITUTIONS)+                                           57,077
  6,239   BANCA POPOLARE DI MILANO SCRL (DEPOSITORY INSTITUTIONS)                                             63,923
  5,576   BANCHE POPOLARI UNITE SCRL (DEPOSITORY INSTITUTIONS)                                               113,189
  5,886   BANCO POPOLARE DI VERONA E NOVARA SCRL (DEPOSITORY INSTITUTIONS)                                   110,992
  1,032   BENETTON GROUP SPA (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
          MATERIALS)<<                                                                                        11,064
  2,527   BULGARI SPA (APPAREL & ACCESSORY STORES)                                                            28,427
 22,903   CAPITALIA SPA (DEPOSITORY INSTITUTIONS)                                                            125,243
 13,359   EDISON SPA (ELECTRIC, GAS & SANITARY SERVICES)+                                                     29,783
 68,680   ENEL SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                       591,834
 41,554   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<                                              1,234,060
  7,962   FIAT SPA (TRANSPORTATION EQUIPMENT)+<<                                                              71,194
  2,459   FINECOGROUP SPA (DEPOSITORY INSTITUTIONS)                                                           22,328
  4,600   FINMECCANICA SPA (TRANSPORTATION BY AIR)                                                            91,273
  3,275   GRUPPO EDITORIALE L'ESPRESSO SPA (COMMUNICATIONS)<<                                                 18,529
  1,343   ITALCEMENTI SPA (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                            21,015
    360   LOTTOMATTICA SPA (AMUSEMENT & RECREATION SERVICES)                                                  13,646
  2,339   LUXOTTICA GROUP SPA (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL
          & OPTICAL)                                                                                          58,134
 13,156   MEDIASET SPA (COMMUNICATIONS)                                                                      155,665
  7,496   MEDIOBANCA SPA (DEPOSITORY INSTITUTIONS)                                                           147,479
  4,147   MEDIOLANUM SPA (INSURANCE CARRIERS)<<                                                               28,434
 43,372   PIRELLI & C SPA (TRANSPORTATION EQUIPMENT)                                                          46,002
  4,796   RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE CARRIERS)<<                                           109,172
 17,704   SANPAOLO IMI SPA (DEPOSITORY INSTITUTIONS)                                                         274,912
 66,054   SEAT PAGINE GIALLE SPA (COMMUNICATIONS)+                                                            32,549
 14,619   SNAM RETE GAS SPA (OIL & GAS EXTRACTION)<<                                                          85,214
 23,337   TELECOM ITALIA MEDIA SPA (COMMUNICATIONS)+<<                                                        15,286
 96,029   TELECOM ITALIA RNC SPA (COMMUNICATIONS)                                                            267,180
170,640   TELECOM ITALIA SPA (COMMUNICATIONS)                                                                554,751
 17,214   TERNA SPA (ELECTRIC, GAS & SANITARY SERVICES)                                                       44,377
  3,533   TISCALI SPA (COMMUNICATIONS)+<<                                                                     12,250
 71,121   UNICREDITO ITALIANO SPA (DEPOSITORY INSTITUTIONS)                                                  400,886

                                                                                                           6,034,613
                                                                                                        ------------

JAPAN - 23.10%
  5,000   77 BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                           36,734
  1,250   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                           90,733
    600   ADERANS COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                16,385
  1,100   ADVANTEST CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                 85,271
 10,700   AEON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                        214,905
    500   AEON CREDIT SERVICE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                            36,337
  1,100   AIFUL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                              92,151
  3,100   AISIN SEIKI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                              87,932
 10,000   AJINOMOTO COMPANY INCORPORATED (FOOD & KINDRED PRODUCTS)                                           105,180

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
    400   ALFRESA HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                              $     18,605
  8,000   ALL NIPPON AIRWAYS COMPANY LIMITED (TRANSPORTATION BY AIR)                                          24,806
  3,000   ALPS ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              48,705
  6,000   AMADA COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                      47,833
  1,000   AMANO CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                          15,504
  1,000   ANRITSU CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                  5,400
  1,000   AOYAMA TRADING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                         28,189
    400   ARIAKE JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                               9,144
  6,600   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)                                                   83,546
 15,000   ASAHI GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
          HOME DEALERS)<<                                                                                    157,373
 21,000   ASAHI KASEI CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              114,693
    600   ASATSU-DK INCORPORATED (COMMUNICATIONS)                                                             18,710
    500   AUTOBACS SEVEN COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                     19,512
  9,000   BANK OF FUKUOKA LIMITED (DEPOSITORY INSTITUTIONS)                                                   64,852
  4,000   BANK OF KYOTO LIMITED (DEPOSITORY INSTITUTIONS)                                                     40,028
 20,000   BANK OF YOKOHAMA LIMITED (DEPOSITORY INSTITUTIONS)                                                 152,396
  1,000   BENESSE CORPORATION (EDUCATIONAL SERVICES)                                                          37,614
 11,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                           235,465
 12,000   CANON INCORPORATED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                647,992
  1,000   CANON SALES COMPANY INCORPORATED (WHOLESALE TRADE-DURABLE GOODS)                                    20,525
  3,300   CASIO COMPUTER COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)             47,936
  3,000   CENTRAL GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
          MOBILE HOME DEALERS)                                                                                17,230
     26   CENTRAL JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                            202,467
 11,000   CHIBA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        89,438
  2,000   CHIYODA CORPORATION (ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES)               36,822
  9,300   CHUBU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                      226,929
  4,700   CHUGAI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                 89,636
    800   CIRCLE K SUNKUS COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                        19,133
  4,400   CITIZEN WATCH COMPANY LIMITED (APPAREL & ACCESSORY STORES)<<                                        35,853
    800   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                      17,900
  2,000   COMSYS HOLDINGS CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          OPERATIVE BUILDERS)                                                                                 23,150
  2,600   CREDIT SAISON COMPANY LIMITED (MISCELLANEOUS RETAIL)                                               114,059
  1,100   CSK HOLDINGS CORPORATION (BUSINESS SERVICES)                                                        48,450
 10,000   DAI NIPPON PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                     161,205
  4,000   DAICEL CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    25,899
  6,000   DAIDO STEEL COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              38,583
 10,904   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                     223,329
  4,000   DAIKIN INDUSTRIES LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
          HOME DEALERS)                                                                                      107,118
  4,000   DAIMARU INCORPORATED (APPAREL & ACCESSORY STORES)                                                   47,075
 10,000   DAINIPPON INK AND CHEMICALS INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                              32,858
  3,000   DAINIPPON SCREEN MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL
          EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  19,582
  1,300   DAITO TRUST CONSTRUCTION COMPANY LIMITED (REAL ESTATE)                                              56,915
  8,000   DAIWA HOUSE INDUSTRY COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          OPERATIVE BUILDERS)                                                                                104,651
 21,000   DAIWA SECURITIES GROUP INCORPORATED (HOLDING & OTHER INVESTMENT OFFICES)                           164,086
  7,000   DENKI KAGAKU KOGYO KABUSHIKI KAISHA (CHEMICALS & ALLIED PRODUCTS)                                   25,220

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
  8,400   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)<<                                                $    243,446
     31   DENTSU INCORPORATED (BUSINESS SERVICES)                                                             87,932
  5,000   DOWA MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
          FUELS)                                                                                              41,931
      7   E TRADE SECURITIES COMPANY LIMITED (FINANCE & FINANCIAL SERVICES)                                   30,770
     14   EACCESS LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                            10,544
     56   EAST JAPAN RAILWAY COMPANY (TRANSPORTATION BY AIR)<<                                               319,662
  5,000   EBARA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                          21,274
  3,700   EISAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                                158,078
  2,400   ELECTRIC POWER DEVELOPMENT COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                      80,127
    600   EPILDA MEMORY INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          EQUIPMENT)+                                                                                         17,548
  1,000   FAMILYMART COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                             30,039
  2,800   FANUC LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)<<                                                                              226,427
    900   FAST RETAILING COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                         68,261
  9,000   FUJI ELECTRIC HOLDINGS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN
          SUPPLY & MOBILE HOME DEALERS)                                                                       35,835
  8,000   FUJI PHOTO FILM COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                   263,566
    400   FUJI SOFT ABC INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          EQUIPMENT)                                                                                          10,465
      7   FUJI TELEVISION NETWORK INCORPORATED (COMMUNICATIONS)                                               15,662
  6,000   FUJIKURA LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
          MEDICAL & OPTICAL)                                                                                  36,786
 29,000   FUJITSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           191,085
  9,000   FURUKAWA ELECTRIC COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
          INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       45,587
    700   GLORY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)<<                                            13,566
      6   GOODWILL GROUP INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                               9,197
  6,000   GUNMA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                        38,478
  4,000   GUNZE LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
          MATERIALS)                                                                                          20,120
    400   HAKUHODO DY HOLDINGS INCORPORATED (CONSUMER SERVICES)                                               26,533
  2,000   HANKYU DEPARTMENT STORES (APPAREL & ACCESSORY STORES)                                               15,768
    400   HIKARI TSUSHIN INCORPORATED (MISCELLANEOUS RETAIL)                                                  25,370
  4,000   HINO MOTORS LIMITED (TRANSPORTATION EQUIPMENT)                                                      27,132
    500   HIROSE ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              58,272
  3,000   HITACHI CABLE LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    12,183
  1,000   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT INSTITUTIONS)                                    21,010
  1,700   HITACHI CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                      35,492
  1,500   HITACHI CONSTRUCTION MACHINERY COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY
          & COMPUTER EQUIPMENT)                                                                               28,673
 49,000   HITACHI LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           310,351
    600   HITACHI SOFTWARE ENGINEERING COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY &
          COMPUTER EQUIPMENT)                                                                                  9,625
  2,900   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED (ELECTRONIC & OTHER ELECTRICAL
          EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                  61,694
 19,000   HOKUHOKU FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                                     71,635
 12,400   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             701,268
  1,400   HOUSE FOODS CORPORATION (FOOD & KINDRED PRODUCTS)                                                   21,323
  1,600   HOYA CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
          MEDICAL & OPTICAL)                                                                                  53,136
  4,800   HOYA CORPORATION W/I SHARES (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          PHOTOGRAPHIC, MEDICAL & OPTICAL)+                                                                  163,214
  1,500   IBIDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                          62,500
      7   INDEX CORPORATION (COMMUNICATIONS)                                                                   9,558
      7   INDEX CORPORATION W/I SHARES (COMMUNICATIONS)+                                                       9,311

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
      6   INPEX CORPORATION (PETROLEUM REFINING & RELATED INDUSTRIES)                                   $     46,564
  2,800   ISETAN COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                 44,595
  5,000   ISHIHARA SANGYO KAISHA LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        10,527
 17,000   ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES COMPANY LIMITED (MISCELLANEOUS MANUFACTURING
          INDUSTRIES)+                                                                                        34,294
    500   ITO EN LIMITED (EATING & DRINKING PLACES)                                                           23,388
 24,000   ITOCHU CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)                                             165,116
    500   ITOCHU TECHNO-SCIENCE CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          EQUIPMENT)                                                                                          17,486
    500   JAFCO COMPANY LIMITED (HOLDING & OTHER INVESTMENT OFFICES)                                          32,726
 11,000   JAPAN AIR LINES CORPORATION (TRANSPORTATION BY AIR)<<                                               29,167
      7   JAPAN PRIME REALTY INVESTMENT CORPORATION (REITS)                                                   19,917
      5   JAPAN REAL ESTATE INVESTMENT CORPORATION (REITS)                                                    40,301
      4   JAPAN RETAIL FUND INVESTMENT CORPORATION (REITS)                                                    32,276
     14   JAPAN TOBACCO INCORPORATED (TOBACCO PRODUCTS)                                                      220,754
  9,200   JFE HOLDINGS INCORPORATED (PRIMARY METAL INDUSTRIES)                                               299,049
  3,000   JGC CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                    54,836
 12,000   JOYO BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                         73,150
  3,000   JSR CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                       62,368
 16,000   KAJIMA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
          BUILDERS)                                                                                           76,110
  1,000   KAKEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   7,435
  4,000   KAMIGUMI COMPANY LIMITED (TRANSPORTATION SERVICES)                                                  31,889
  5,000   KANEKA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                    65,231
 12,600   KANSAI ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                     278,039
  4,000   KANSAI PAINT COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                          25,123
  8,000   KAO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                      196,970
  2,400   KATOKICHI COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                                 15,708
 20,000   KAWASAKI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                          50,564
  8,000   KAWASAKI KISEN KAISHA LIMITED (WATER TRANSPORTATION)                                                57,717
     38   KDDI CORPORATION (COMMUNICATIONS)                                                                  214,235
  7,000   KEIHIN ELECTRIC EXPRESS RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)<<                         43,966
  9,000   KEIO ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                     49,630
  4,000   KEISEI ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                   21,952
    500   KEYENCE CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                125,705
  2,000   KIKKOMAN CORPORATION (FOOD & KINDRED PRODUCTS)                                                      19,204
  2,000   KINDEN CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
          BUILDERS)                                                                                           17,266
 26,000   KINTETSU CORPORATION (RAILROAD TRANSPORTATION)                                                      87,949
 13,000   KIRIN BREWERY COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                            143,147
 45,000   KOBE STEEL LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
          EQUIPMENT)                                                                                         136,760
  1,300   KOKUYO COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                             17,956
 15,000   KOMATSU LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           204,281
  1,000   KOMORI CORPORATION (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                       17,794
  1,600   KONAMI CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         36,011
  7,500   KONICA MINOLTA HOLDINGS INCORPORATED (MEASURING, ANALYZING & CONTROLLING
          INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       68,182
    400   KOSE CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                                           13,636
  2,000   KOYO SEIKO COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               30,162
 18,000   KUBOTA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        124,630
  6,000   KURARAY COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                     53,171
  2,200   KURAYA SANSEIDO INCORPORATED (WHOLESALE TRADE NON-DURABLE GOODS)                                    35,077

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
  1,900   KURITA WATER INDUSTRIES LIMITED (ADMINISTRATION OF ENVIRONMENTAL QUALITY &
          HOUSING PROGRAMS)                                                                             $     34,478
  2,700   KYOCERA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                187,896
  6,000   KYOWA HAKKO KOGYO COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                     46,564
  6,400   KYUSHU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                     142,354
  1,000   LAWSON INCORPORATED (GENERAL MERCHANDISE STORES)                                                    37,703
  2,000   LEOPALACE 21 CORPORATION (REAL ESTATE)                                                              48,273
    500   MABUCHI MOTOR COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              24,665
  2,000   MAKITA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                 40,521
 22,000   MARUBENI CORPORATION (BUSINESS SERVICES)<<                                                         102,326
  5,300   MARUI COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                                  89,501
  1,700   MATSUI SECURITIES COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)<<                           20,651
    700   MATSUMOTOKIYOSHI COMPANY LIMITED (GENERAL MERCHANDISE STORES)                                       22,754
 33,000   MATSUSHITA ELECTRIC INDUSTRIAL COMPANY LIMITED (HOME FURNITURE, FURNISHINGS &
          EQUIPMENT STORES)                                                                                  559,012
  5,000   MATSUSHITA ELECTRIC WORKS LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
          MOBILE HOME DEALERS)                                                                                49,683
  4,000   MEIJI DAIRIES CORPORATION (FOOD & KINDRED PRODUCTS)                                                 21,987
  5,000   MEIJI SEIKA KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                25,943
    600   MEITEC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                         19,186
     23   MILLEA HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                  368,746
  6,000   MINEBEA COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                          24,736
 28,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED PRODUCTS)<<                                     92,741
 19,300   MITSUBISHI CORPORATION (BUSINESS SERVICES)                                                         380,832
 32,000   MITSUBISHI ELECTRIC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          EQUIPMENT)                                                                                         204,933
 18,000   MITSUBISHI ESTATE COMPANY LIMITED (REAL ESTATE)                                                    247,040
  6,000   MITSUBISHI GAS CHEMICAL COMPANY INCORPORATED (CHEMICALS & ALLIED PRODUCTS)                          40,063
 51,000   MITSUBISHI HEAVY INDUSTRIES LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                       180,603
  2,000   MITSUBISHI LOGISTICS CORPORATION (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                       23,591
 15,000   MITSUBISHI MATERIALS CORPORATION (MINING & QUARRYING OF NONMETALLIC MINERALS,
          EXCEPT FUELS)                                                                                       52,986
  9,000   MITSUBISHI RAYON COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                            40,275
     78   MITSUBISHI UFJ FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                            1,023,784
  3,000   MITSUBISHIS SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
          EXCHANGES & SERVICES)                                                                               33,510
 22,000   MITSUI & COMPANY LIMITED (WHOLESALE TRADE-DURABLE GOODS)<<                                         275,388
 10,000   MITSUI CHEMICALS LIMITED (CHEMICALS & ALLIED PRODUCTS)                                              59,020
 10,000   MITSUI ENGINEERING & SHIPBUILDING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                        23,784
 13,000   MITSUI FUDOSAN COMPANY LIMITED (REAL ESTATE)                                                       195,481
  9,000   MITSUI MINING & SMELTING COMPANY LIMITED (METAL MINING)                                             52,246
 18,000   MITSUI O.S.K. LINES LIMITED (WATER TRANSPORTATION)                                                 143,816
 20,000   MITSUI SUMITOMO INSURANCE COMPANY LIMITED (INSURANCE CARRIERS)                                     231,501
  9,000   MITSUI TRUST HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)                                       124,630
  6,000   MITSUKOSHI LIMITED (APPAREL & ACCESSORY STORES)                                                     29,017
  1,200   MITSUMI ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              12,178
    134   MIZUHO FINANCIAL GROUP INCORPORATED (BANKING)                                                      852,255
  3,100   MURATA MANUFACTURING COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                             172,859
  3,200   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)                                53,277
 31,000   NEC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                167,944

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
    600   NEC ELECTRONICS CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                        $     19,979
      9   NET ONE SYSTEMS COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
          EQUIPMENT)                                                                                          17,680
  4,000   NGK INSULATORS LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                          50,846
  3,000   NGK SPARK PLUG COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                           43,472
  3,000   NHK SPRING COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                               21,987
    400   NICHII GAKKAN COMPANY (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                     9,760
  5,000   NICHIREI CORPORATION (FOOD & KINDRED PRODUCTS)                                                      20,525
    900   NIDEC CORPORATION (WHOLESALE TRADE-DURABLE GOODS)                                                   53,515
    900   NIDEC CORPORATION W/I SHARES (WHOLESALE TRADE-DURABLE GOODS)+                                       52,881
 11,000   NIKKO CORDIAL CORPORATION (MISCELLANEOUS RETAIL)                                                   127,229
  4,000   NIKON CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
          MEDICAL & OPTICAL)                                                                                  50,458
  1,600   NINTENDO COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                         186,610
      5   NIPPON BUILDING FUND INCORPORATED (REITS)                                                           42,680
  3,000   NIPPON ELECTRIC GLASS COMPANY LIMITED (MISCELLANEOUS MANUFACTURING INDUSTRIES)                      54,043
 14,000   NIPPON EXPRESS COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                         69,063
  2,000   NIPPON KAYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                         15,698
  8,000   NIPPON LIGHT METAL COMPANY LIMITED (METAL MINING)                                                   21,987
  3,000   NIPPON MEAT PACKERS INCORPORATED (FOOD & KINDRED PRODUCTS)                                          32,452
 13,000   NIPPON MINING HOLDINGS INCORPORATED (OIL & GAS EXTRACTION)                                         103,066
 20,000   NIPPON OIL CORPORATION (OIL & GAS EXTRACTION)<<                                                    177,061
  4,000   NIPPON SANSO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              24,982
  6,000   NIPPON SHEET GLASS COMPANY LIMITED (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY
          & MOBILE HOME DEALERS)                                                                              27,008
  2,000   NIPPON SHOKUBAI COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                       21,159
101,000   NIPPON STEEL CORPORATION (PRIMARY METAL INDUSTRIES)                                                379,017
     81   NIPPON TELEGRAPH & TELEPHONE CORPORATION (COMMUNICATIONS)                                          398,150
     15   NIPPON UNIPAC HOLDING (PAPER & ALLIED PRODUCTS)                                                     54,308
 16,000   NIPPON YUSEN KABUSHIKI KAISHA (WATER TRANSPORTATION)                                               107,259
  8,000   NISHI-NIPPON CITY BANK LIMITED (DEPOSITORY INSTITUTIONS)                                            39,676
  4,000   NISHIMATSU CONSTRUCTION COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL
          CONTRACTORS & OPERATIVE BUILDERS)                                                                   16,737
  3,000   NISSAN CHEMICAL INDUSTRIES LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    37,606
 36,100   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                      412,135
  3,300   NISSHIN SEIFUN GROUP INCORPORATED (FOOD & KINDRED PRODUCTS)                                         32,064
 12,000   NISSHIN STEEL COMPANY LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
          TRANSPORTATION EQUIPMENT)                                                                           41,438
  3,000   NISSHINBO INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                           26,004
  1,400   NISSIN FOOD PRODUCTS COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                      36,443
    300   NITORI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                             25,132
  2,600   NITTO DENKO CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                              146,353
  1,600   NOK CORPORATION (TRANSPORTATION EQUIPMENT)                                                          47,639
 28,100   NOMURA HOLDINGS INCORPORATED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)         435,906
      3   NOMURA REAL ESTATE OFFICE FUND (REITS)                                                              22,093
    400   NOMURA RESEARCH INSTITUTE LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          46,159
  8,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                                                              44,116
  7,000   NTN CORPORATION (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT)            41,869
     21   NTT DATA CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)<<                                                                        81,025
    271   NTT DOCOMO INCORPORATED (COMMUNICATIONS)                                                           482,223
      3   NTT URBAN DEVELOPMENT CORPORATION (REAL ESTATE)                                                     15,381
 10,000   OBAYASHI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)               69,063

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
    100   OBIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                 $     17,001
 10,000   ODAKYU ELECTRIC RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                   54,440
 14,000   OJI PAPER COMPANY LIMITED (PAPER & ALLIED PRODUCTS)                                                 76,462
  9,000   OKI ELECTRIC INDUSTRY COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              30,603
  3,000   OKUMURA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                18,367
  2,000   OLYMPUS CORPORATION (GENERAL MERCHANDISE STORES)                                                    44,309
  3,600   OMRON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)                                                                                 87,685
  2,000   ONWARD KASHIYAMA COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM
          FABRICS & SIMILAR MATERIALS)                                                                        31,712
    600   ORACLE CORPORATION JAPAN (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   26,427
    900   ORIENTAL LAND COMPANY LIMITED (AMUSEMENT & RECREATION SERVICES)                                     51,453
  1,300   ORIX CORPORATION (MISCELLANEOUS RETAIL)                                                            234,760
 33,000   OSAKA GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                      115,407
  2,600   PIONEER CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                37,012
  1,450   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT INSTITUTIONS)                                       107,422
  2,100   QP CORPORATION (FOOD & KINDRED PRODUCTS)                                                            20,090
     69   RAKUTEN INCORPORATED (COMMUNICATIONS)                                                               52,759
     66   RESONA HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                            170,349
 11,000   RICOH COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                         171,802
    700   RINNAI CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)              16,094
  1,800   ROHM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                         156,184
    400   RYOHIN KEIKAKU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                               25,758
  2,000   SANDEN CORPORATION (TRANSPORTATION EQUIPMENT)                                                        9,091
  2,000   SANKEN ELECTRIC COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              22,956
    800   SANKYO COMPANY LIMITED (WHOLESALE TRADE NON-DURABLE GOODS)                                          42,142
  1,100   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                 28,488
  3,000   SANWA SHUTTER CORPORATION (BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE
          HOME DEALERS)                                                                                       18,023
 26,000   SANYO ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)<<           64,130
  5,000   SAPPORO HOLDINGS LIMITED (EATING & DRINKING PLACES)<<                                               26,207
  3,500   SECOM COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                         168,340
  1,100   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)<<                                43,411
  1,100   SEGA SAMMY HOLDINGS INCORPORATED (AMUSEMENT & RECREATION SERVICES)+                                 42,636
  1,700   SEIKO EPSON CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                          43,728
  2,000   SEINO TRANSPORTATION COMPANY LIMITED (MOTOR FREIGHT TRANSPORTATION & WAREHOUSING)                   18,270
  7,000   SEKISUI CHEMICAL COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
          OPERATIVE BUILDERS)                                                                                 49,885
  8,000   SEKISUI HOUSE LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              98,027
 13,020   SEVEN & I HOLDINGS COMPANY LIMITED (FOOD STORES)+                                                  431,247
     90   SFCG COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                  23,229
 15,000   SHARP CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)<<                                                                              217,230
    900   SHIMACHU COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                     22,912
    300   SHIMAMURA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                              33,245
  1,300   SHIMANO INCORPORATED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                               35,042
  9,000   SHIMIZU CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                58,906
  6,000   SHIN-ETSU CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                   261,628
  8,000   SHINKO SECURITIES COMPANY LIMITED (SECURITY & COMMODITY BROKERS, DEALERS,
          EXCHANGES & SERVICES)+                                                                              29,598
 16,000   SHINSEI BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                     100,775
  5,000   SHIONOGI & COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                            68,050

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
  6,000   SHISEIDO COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                         $     86,469
 10,000   SHIZUOKA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                    102,977
 16,000   SHOWA DENKO KK (CHEMICALS & ALLIED PRODUCTS)                                                        51,163
  2,900   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)                                                        39,699
    900   SMC CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           119,794
  4,000   SOFTBANK CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                          221,987
     78   SOFTBANK INVESTMENT CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                32,603
  3,700   SOJITZ HOLDINGS CORPORATION (WHOLESALE TRADE NON-DURABLE GOODS)+                                    21,088
 14,000   SOMPO JAPAN INSURANCE INCORPORATED (INSURANCE CARRIERS)                                            185,359
 15,300   SONY CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                  502,722
  2,600   STANLEY ELECTRIC COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)           39,371
  3,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)<<                                   20,560
 25,000   SUMITOMO CHEMICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                    154,598
 17,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES)                 179,404
 12,000   SUMITOMO ELECTRIC INDUSTRIES LIMITED (MEASURING, ANALYZING & CONTROLLING
          INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                      161,734
  9,000   SUMITOMO HEAVY INDUSTRIES LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)          63,821
 68,000   SUMITOMO METAL INDUSTRIES LIMITED (FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
          TRANSPORTATION EQUIPMENT)                                                                          238,407
  9,000   SUMITOMO METAL MINING COMPANY LIMITED (MINING & QUARRYING OF NONMETALLIC
          MINERALS, EXCEPT FUELS)                                                                             83,404
     72   SUMITOMO MITSUI FINANCIAL GROUP INCORPORATED (DEPOSITORY INSTITUTIONS)                             678,647
  7,000   SUMITOMO OSAKA CEMENT COMPANY LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                      22,322
  6,000   SUMITOMO REALTY & DEVELOPMENT COMPANY LIMITED (REAL ESTATE)                                         88,901
  3,000   SUMITOMO RUBBER INDUSTRIES LIMITED (TRANSPORTATION EQUIPMENT)                                       35,650
 21,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY INSTITUTIONS)                                 172,780
  3,000   SURUGA BANK LIMITED (DEPOSITORY INSTITUTIONS)                                                       33,034
  1,000   SUZUKEN COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    28,894
  1,300   SYKLARK COMPANY LIMITED (EATING & DRINKING PLACES)                                                  19,159
  3,750   T&D HOLDINGS INCORPORATED (INSURANCE CARRIERS)                                                     223,309
 13,000   TAIHEIYO CEMENT CORPORATION (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                48,555
 15,000   TAISEI CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                 61,707
  2,000   TAISHO PHARMACEUTICAL COMPANY LIMITED (MEASURING, ANALYZING & CONTROLLING
          INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                       36,029
  2,000   TAIYO YUDEN COMPANY LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                                                              22,023
  3,000   TAKARA HOLDINGS INCORPORATED (EATING & DRINKING PLACES)                                             18,895
  4,000   TAKASHIMAYA COMPANY LIMITED (APPAREL & ACCESSORY STORES)                                            50,951
 14,400   TAKEDA PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                857,505
  1,550   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT OFFICES)                                          120,838
  1,000   TAKUMA COMPANY LIMITED (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)              7,902
  4,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                                        40,416
  2,000   TDK CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                           142,530
 14,000   TEIJIN LIMITED (TEXTILE MILL PRODUCTS)                                                              81,642
  3,000   TEIKOKU OIL COMPANY LIMITED (OIL & GAS EXTRACTION)                                                  32,373
  2,900   TERUMO CORPORATION (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
          PHOTOGRAPHIC, MEDICAL & OPTICAL)                                                                    93,243
  1,600   THK COMPANY LIMITED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                        39,887
    600   TIS INCORPORATED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                                         12,474
 13,000   TOBU RAILWAY COMPANY LIMITED (RAILROAD TRANSPORTATION)                                              51,876
  3,000   TODA CORPORATION (BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS)                   15,143

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES    SECURITY NAME                                                                                     VALUE
JAPAN (CONTINUED)
  2,200   TOHO COMPANY LIMITED TOKYO (MOTION PICTURES)                                                  $     34,884
  6,200   TOHOKU ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                     137,905
  3,000   TOKUYAMA CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                  29,387
    600   TOKYO BROADCASTING SYSTEM INCORPORATED (COMMUNICATIONS)                                             13,927
 17,900   TOKYO ELECTRIC POWER COMPANY INCORPORATED (ELECTRIC, GAS & SANITARY SERVICES)                      452,546
  2,700   TOKYO ELECTRON LIMITED (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
          EXCEPT COMPUTER EQUIPMENT)                                                                         143,420
 35,000   TOKYO GAS COMPANY LIMITED (ELECTRIC, GAS & SANITARY SERVICES)                                      142,134
  1,700   TOKYO STEEL MANUFACTURING COMPANY LIMITED (FURNITURE & FIXTURES)                                    26,431
  1,000   TOKYO STYLE COMPANY LIMITED (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS
          & SIMILAR MATERIALS)                                                                                10,588
  4,000   TOKYO TATEMONO COMPANY LIMITED (INSURANCE AGENTS, BROKERS & SERVICE)                                32,558
 15,000   TOKYU CORPORATION (TRANSPORTATION SERVICES)                                                         79,545
  6,000   TOKYU LAND CORPORATION (REAL ESTATE)                                                                38,742
  5,000   TONENGENERAL SEKIYU KK (OIL & GAS EXTRACTION)                                                       58,140
  9,000   TOPPAN PRINTING COMPANY LIMITED (PRINTING, PUBLISHING & ALLIED INDUSTRIES)                          94,900
 18,000   TORAY INDUSTRIES INCORPORATED (TEXTILE MILL PRODUCTS)                                               95,772
 48,000   TOSHIBA CORPORATION (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                       211,416
  7,000   TOSOH CORPORATION (CHEMICALS & ALLIED PRODUCTS)                                                     29,783
  3,700   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS MANUFACTURING INDUSTRIES)                            63,003
  5,000   TOTO LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                       39,641
  2,800   TOYO SEIKAN KAISHA LIMITED (STONE, CLAY, GLASS & CONCRETE PRODUCTS)                                 41,586
  1,000   TOYO SUISAN KAISHA LIMITED (FOOD & KINDRED PRODUCTS)                                                17,072
  9,000   TOYOBO COMPANY LIMITED (TEXTILE MILL PRODUCTS)                                                      22,199
  1,100   TOYODA GOSEI COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             20,930
  3,000   TOYOTA INDUSTRIES CORPORATION (TRANSPORTATION EQUIPMENT)                                            99,630
 46,300   TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)                                              2,120,860
  2,000   TOYOTA TSUSHO CORPORATION (BUSINESS SERVICES)                                                       36,381
  1,500   TREND MICRO INCORPORATED (INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                   47,437
 15,000   UBE INDUSTRIES LIMITED JAPAN (CHEMICALS & ALLIED PRODUCTS)                                          40,433
     60   UFJ HOLDINGS INCORPORATED (DEPOSITORY INSTITUTIONS)+                                               402,220
    700   UNI-CHARM CORPORATION (APPAREL & ACCESSORY STORES)                                                  30,215
  1,000   UNIDEN CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
          COMPUTER EQUIPMENT)<<                                                                               14,641
  3,000   UNY COMPANY LIMITED (MISCELLANEOUS RETAIL)                                                          39,588
  2,000   USHIO INCORPORATED (MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
          MEDICAL & OPTICAL)                                                                                  40,610
    380   USS COMPANY LIMITED (AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS)                                26,980
  2,000   WACOAL CORPORATION (APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
          MATERIALS)                                                                                          26,445
     29   WEST JAPAN RAILWAY COMPANY (RAILROAD TRANSPORTATION)                                               109,593
     59   YAHOO JAPAN CORPORATION (BUSINESS SERVICES)                                                         69,124
     59   YAHOO! JAPAN CORPORATION WI SHARES (COMMUNICATIONS)+                                                70,164
  1,700   YAKULT HONSHA COMPANY LIMITED (FOOD & KINDRED PRODUCTS)<<                                           43,054
  1,300   YAMADA DENKI COMPANY LIMITED (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)<<                     98,828
  2,800   YAMAHA CORPORATION (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)                                 48,467
  3,100   YAMAHA MOTOR COMPANY LIMITED (TRANSPORTATION EQUIPMENT)                                             64,037
  8,900   YAMANOUCHI PHARMACEUTICAL COMPANY LIMITED (CHEMICALS & ALLIED PRODUCTS)                            334,769
  6,000   YAMATO TRANSPORT COMPANY LIMITED (TRANSPORTATION SERVICES)<<                                        98,626
  2,000   YAMAZAKI BAKING COMPANY LIMITED (FOOD & KINDRED PRODUCTS)                                           17,512
  3,000   YASKAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
          COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+<<                                                           22,965

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

JAPAN (CONTINUED)
    3,600   YOKOGAWA ELECTRIC CORPORATION (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                  $       56,194
    3,000   ZEON CORPORATION (CHEMICALS & ALLIED PRODUCTS)               32,770

                                                                     37,280,351
                                                                 --------------

LUXEMBOURG - 0.02%
    3,124   STOLT OFFSHORE SA (ENGINEERING, ACCOUNTING,
            RESEARCH MANAGEMENT & RELATED SERVICES)+                     36,120
                                                                 --------------

NETHERLANDS - 4.56%
   27,500   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)              658,704
   22,010   AEGON NV (INSURANCE CARRIERS)                               326,691
    4,282   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                 186,657
    7,621   ASML HOLDING NV (SEMICONDUCTOR EQUIPMENT
            MANUFACTURING & RELATED)+                                   125,116
    1,613   BUHRMANN NV (WHOLESALE TRADE-DURABLE GOODS)+                 19,483
      593   CORIO NV (REITS)                                             34,423
    2,464   DSM NV (CHEMICALS & ALLIED PRODUCTS)                         96,807
    3,874   EUROPEAN AERONAUTIC DEFENCE AND SPACE COMPANY
            (TRANSPORTATION BY AIR)                                     137,351
    2,063   GETRONICS NV (BUSINESS SERVICES)                             25,240
    8,044   HAGEMEYER NV (WHOLESALE TRADE NON-DURABLE GOODS)+            23,686
    3,859   HEINEKEN NV (EATING & DRINKING PLACES)<<                    123,879
      529   IHC CALAND NV (OIL & GAS EXTRACTION)                         44,123
   29,516   ING GROEP NV (FINANCIAL SERVICES)                           879,042
   33,207   KONINKLIJKE (ROYAL) KPN NV (COMMUNICATIONS)                 297,728
   20,934   KONINKLIJKE (ROYAL) PHILIPS ELECTRONICS NV
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                      556,278
   24,516   KONINKLIJKE AHOLD NV (FOOD STORES)+                         185,332
    1,489   OCE NV (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                          23,318
    2,059   QIAGEN NV (HEALTH SERVICES)+                                 26,602
      753   RANDSTAD HOLDINGS NV (PRINTING, PUBLISHING &
            ALLIED INDUSTRIES)                                           28,906
   11,039   REED ELSEVIER NV (COMMUNICATIONS)                           152,308
      727   RODAMCO EUROPE NV (REITS)                                    62,822
    2,476   ROYAL NUMICO NV (FOOD & KINDRED PRODUCTS)+                  108,348
    6,028   TNT NV (TRANSPORTATION SERVICES)                            149,749
    9,003   UNILEVER NV (FOOD & KINDRED PRODUCTS)<<                     640,019
    2,818   VEDIOR NV (PRINTING, PUBLISHING & ALLIED INDUSTRIES)         39,964
    3,925   VNU NV (COMMUNICATIONS)                                     123,356
      349   WERELDHAVE NV (REITS)                                        36,974
    4,362   WOLTERS KLUWER NV (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                  81,154

                                                                      7,359,867
                                                                 --------------

NEW ZEALAND - 0.21%
   18,500   AUCKLAND INTERNATIONAL AIRPORT LIMITED
            (CONSTRUCTION SPECIAL TRADE CONTRACTORS)                     29,178
    8,370   CARTER HOLT HARVEY LIMITED (PAPER & ALLIED PRODUCTS)         14,591
    4,376   CONTACT ENERGY LIMITED (ELECTRIC, GAS & SANITARY
            SERVICES)                                                    23,006
    4,714   FISHER & PAYKEL APPLIANCES HOLDINGS LIMITED
            (HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES)             11,511
    8,696   FISHER & PAYKEL HEALTHCARE CORPORATION (MEASURING,
            ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
            MEDICAL & OPTICAL)                                           22,438
    7,167   FLETCHER BUILDING LIMITED (BUILDING MATERIALS,
            HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               39,265

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

NEW ZEALAND (CONTINUED)
    7,892   SKY CITY ENTERTAINMENT GROUP LIMITED (HOTELS,
            ROOMING HOUSES, CAMPS & OTHER LODGE PLACES)          $       26,259
    3,579   SKY NETWORK TELEVISION LIMITED (COMMUNICATIONS)+             15,251
   33,659   TELECOM CORPORATION OF NEW ZEALAND LIMITED
            (COMMUNICATIONS)<<                                          140,167
      705   TENON LIMITED (LUMBER & WOOD PRODUCTS, EXCEPT
            FURNITURE)+                                                   2,048
    4,703   TOWER LIMITED (BUSINESS SERVICES)+                            7,515
    3,233   VECTOR LIMITED (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+           7,022
    2,606   WAREHOUSE GROUP LIMITED (GENERAL MERCHANDISE
            STORES)                                                       7,030
      372   WASTE MANAGEMENT NZ LIMITED (ADMINISTRATION OF
            ENVIRONMENTAL QUALITY & HOUSING PROGRAMS)                     1,580

                                                                        346,861
                                                                 --------------

NORWAY - 0.76%
   11,614   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)               119,658
      654   FRONTLINE LIMITED (WATER TRANSPORTATION)                     29,049
    2,306   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                      258,000
    1,800   NORSKE SKOGINDUSTRIER ASA (PAPER & ALLIED PRODUCTS)          26,581
    1,800   NORSKE SKOGINDUSTRIER RIGHTS ASA (REITS)+                     3,159
    3,142   ORKLA ASA (FOOD & KINDRED PRODUCTS)                         119,176
      831   PETROLEUM GEO-SERVICES ASA (OIL & GAS EXTRACTION)+           26,446
      500   PROSAFE ASA (OIL & GAS EXTRACTION)                           18,698
      919   SCHIBSTED ASA (COMMUNICATIONS)                               28,545
        0   SHIP FINANCE INTERNATIONAL LIMITED (WATER
            TRANSPORTATION)                                                   3
      678   SMEDVIG ASA (OIL & GAS EXTRACTION)                           16,610
   11,312   STATOIL ASA (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                                 280,575
      400   STOLT-NIELSEN SA (WATER TRANSPORTATION)+                     15,966
    3,964   STOREBRAND ASA (INSURANCE CARRIERS)                          38,723
    2,116   TANDBERG ASA (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           28,260
      800   TANDBERG TELEVISION ASA + (COMMUNICATIONS)+                  10,410
   13,293   TELENOR ASA (COMMUNICATIONS)                                118,695
    3,383   TOMRA SYSTEMS ASA (ADMINISTRATION OF ENVIRONMENTAL
            QUALITY & HOUSING PROGRAMS)                                  24,063
    3,400   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)               61,367

                                                                      1,223,984
                                                                 --------------

PORTUGAL - 0.28%
    4,914   BANCO BPI SA (DEPOSITORY INSTITUTIONS)                       21,852
   31,639   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY
            INSTITUTIONS)                                                87,838
    1,543   BANCO ESPIRITO SANTO SA (DEPOSITORY INSTITUTIONS)            24,646
    5,340   BRISA-AUTO ESTRADAS DE PORTUGAL SA (SOCIAL
            SERVICES)                                                    46,145
    3,821   CIMPOR CIMENTOS DE PORTUGAL SA (STONE, CLAY, GLASS
            & CONCRETE PRODUCTS)                                         21,078
   29,624   ELECTRICIDADE DE PORTUGAL SA (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER           82,600
            EQUIPMENT)
      716   JERONIMO MARTINS (WHOLESALE TRADE NON-DURABLE
            GOODS)                                                       10,326
   12,276   PORTUGAL TELECOM SGPS SA (COMMUNICATIONS)                   112,130
    1,398   PT MULTIMEDIA SERVICOS DE TELECOMUNICACOES E
            MULTIMEDIA SGPS SA (COMMUNICATIONS)                          14,786
   17,058   SONAE SGPS SA (GENERAL MERCHANDISE STORES)                   29,112

                                                                        450,513
                                                                 --------------

SINGAPORE - 0.83%
    9,000   ALLGREEN PROPERTIES LIMITED (REAL ESTATE)                     7,127
   11,000   ASCENDAS REAL ESTATE INVESTMENT TRUST (REITS)                14,237

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

SINGAPORE (CONTINUED)
   15,000   CAPITALAND LIMITED (REAL ESTATE)                      $      27,836
   13,000   CAPITAMALL TRUST (REITS)                                     18,055
   19,000   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+                      12,913
    8,000   CITY DEVELOPMENTS LIMITED (REAL ESTATE)                      43,970
   29,000   COMFORTDELGRO CORPORATION LIMITED (TRANSPORTATION
            SERVICES)                                                    25,708
    1,000   CREATIVE TECHNOLOGY LIMITED (INDUSTRIAL &
            COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)                    7,388
    4,000   DATACRAFT ASIA LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)+                                                   3,860
   19,000   DBS GROUP HOLDINGS LIMITED (DEPOSITORY INSTITUTIONS)        177,418
    3,000   FRASER & NEAVE LIMITED (FOOD & KINDRED PRODUCTS)             30,496
    2,000   HAW PAR CORPORATION LIMITED (BUSINESS SERVICES)               6,146
    2,000   JARDINE CYCLE & CARRIAGE LIMITED (WHOLESALE TRADE
            NON-DURABLE GOODS)                                           13,120
    9,000   KEPPEL CORPORATION LIMITED (BUSINESS SERVICES)               67,551
    7,000   KEPPEL LAND LIMITED (REAL ESTATE)<<                          15,307
    9,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)          16,383
   43,200   OVERSEA-CHINESE BANKING CORPORATION (DEPOSITORY
            INSTITUTIONS)                                               159,570
    1,000   OVERSEAS UNION ENTERPRISE LIMITED (HOTELS, ROOMING
            HOUSES, CAMPS & OTHER LODGE PLACES)                           5,644
   11,000   PARKWAY HOLDINGS LIMITED (HEALTH SERVICES)                   14,042
   15,980   SEMBCORP INDUSTRIES LIMITED (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                    28,333
    5,035   SEMBCORP LOGISTICS LIMITED (MOTOR FREIGHT
            TRANSPORTATION & WAREHOUSING)                                 4,910
    9,000   SEMBCORP MARINE LIMITED (TRANSPORTATION EQUIPMENT)           15,904
    9,000   SINGAPORE AIRLINES LIMITED (TRANSPORTATION SERVICES)         61,700
   14,000   SINGAPORE EXCHANGE LIMITED (BUSINESS SERVICES)               20,850
    2,000   SINGAPORE LAND LIMITED (REAL ESTATE)                          6,442
   25,000   SINGAPORE POST LIMITED (TRANSPORTATION SERVICES)             17,878
   27,000   SINGAPORE PRESS HOLDINGS LIMITED (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)                              73,721
   21,000   SINGAPORE TECHNOLOGIES ENGINEERING LIMITED
            (BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
            OPERATIVE BUILDERS)                                          31,524
  113,000   SINGAPORE TELECOMMUNICATIONS LIMITED
            (COMMUNICATIONS)                                            163,618
   11,000   SMRT CORPORATION LIMITED (TRANSPORTATION SERVICES)            6,761
   18,000   STATS CHIPPAC LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)+                                                  11,064
   12,000   SUNTEC REIT (REITS)                                           8,156
   20,000   UNITED OVERSEAS BANK LIMITED (DEPOSITORY
            INSTITUTIONS)                                               166,662
    9,000   UNITED OVERSEAS LAND LIMITED (REAL ESTATE)<<                 12,446
    4,000   VENTURE CORPORATION LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                          34,278
    8,000   WING TAI HOLDINGS LIMITED (REAL ESTATE)                       7,139

                                                                      1,338,157
                                                                  -------------

SPAIN - 3.89%
    3,196   ABERTIS INFRAESTRUCTURAS SA (SOCIAL SERVICES)<<              92,955
      487   ACCIONA SA (HEAVY CONSTRUCTION OTHER THAN BUILDING
            CONSTRUCTION CONTRACTS)                                      55,750
    2,952   ACERINOX SA (FABRICATED METAL PRODUCTS, EXCEPT
            MACHINERY & TRANSPORTATION EQUIPMENT)+<<                     41,013
    3,773   ACTIVIDADES DE CONSTRUCCION Y SERVICIOS SA (HEAVY
            CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
            CONTRACTS)                                                  109,964
    4,636   ALTADIS SA (TOBACCO PRODUCTS)                               207,660
    1,476   ANTENA 3 DE TELEVISION SA (COMMUNICATIONS)<<                 26,751
   54,879   BANCO BILBAO VIZCAYA ARGENTARIA SA (DEPOSITORY
            INSTITUTIONS)<<                                             962,303
   13,779   BANCO POPULAR ESPANOL SA (DEPOSITORY INSTITUTIONS)<<        167,921
   96,175   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
            INSTITUTIONS)<<                                           1,263,377

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

SPAIN (CONTINUED)
    3,224   CINTRA CONCESIONES DE INFRAESTRUCTURAS DE
            TRANSPORTE SA (TRANSPORTATION SERVICES)               $      44,289
    1,699   CORP MAPFRE SA (INSURANCE CARRIERS)                          29,159
    1,410   EBRO PULEVA SA (AGRICULTURAL PRODUCTION CROPS)<<             25,250
   15,701   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)               420,241
      762   FOMENTO DE CONSTRUCCIONES Y CONTRATAS SA (HEAVY
            CONSTRUCTION OTHER THAN BUILDING CONSTRUCTION
            CONTRACTS)                                                   45,415
    2,075   GAMESA CORPORATION TECNOLOGICA SA (ELECTRIC, GAS
            & SANITARY SERVICES)<<                                       31,871
    2,692   GAS NATURAL SDG SA (ELECTRIC, GAS & SANITARY
            SERVICES)<<                                                  78,296
    1,034   GRUPO FERROVIAL SA (HEAVY CONSTRUCTION OTHER THAN
            BUILDING CONSTRUCTION CONTRACTS)                             86,058
   13,138   IBERDROLA SA (ELECTRIC, GAS & SANITARY SERVICES)            367,116
    8,826   IBERIA LINEAS AEREAS DE ESPANA SA (TRANSPORTATION
            BY AIR)                                                      22,488
    2,090   INDRA SISTEMAS SA (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)<<                            45,842
    3,707   INDUSTRIA DE DISENO TEXTIL SA (APPAREL &
            ACCESSORY STORES)                                           108,797
      513   INMOBILIARIA COLONIAL SA (REAL ESTATE)+                      31,136
      618   METROVACESA SA (REAL ESTATE)                                 45,493
    1,473   NH HOTELES SA (HOTELS, ROOMING HOUSES, CAMPS &
            OTHER LODGE PLACES)                                          22,766
    1,224   PROMOTORA DE INFORMACIONES SA (PRINTING,
            PUBLISHING & ALLIED INDUSTRIES)<<                            23,611
   14,829   REPSOL YPF SA (OIL & GAS EXTRACTION)                        480,488
    1,811   SACYR VALLEHERMOSO SA (REAL ESTATE)<<                        50,822
    1,092   SOCIEDAD GENERAL DE AGUAS DE BARCELONA SA
            (ELECTRIC, GAS & SANITARY SERVICES)                          26,493
      630   SOGECABLE SA (COMMUNICATIONS)+<<                             24,593
    2,598   TELEFONICA PUBLICIDAD E INFORMACION SA
            (COMMUNICATIONS)                                             22,419
   72,198   TELEFONICA SA (COMMUNICATIONS)+                           1,181,824
    3,434   UNION FENOSA SA (ELECTRIC, GAS & SANITARY
            SERVICES)                                                   113,414
    2,270   ZELTIA SA (HEALTH SERVICES)+<<                               16,451

                                                                      6,272,026
                                                                  -------------

SWEDEN - 2.38%
    1,292   ALFA LAVAL AB (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                23,493
    5,087   ASSA ABLOY AB (FABRICATED METAL PRODUCTS, EXCEPT
            MACHINERY & TRANSPORTATION EQUIPMENT)                        71,836
    5,514   ATLAS COPCO AB CLASS A (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)+                            106,665
    3,606   ATLAS COPCO AB CLASS B (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)+                             62,315
      558   AXFOOD AB (FOOD & KINDRED PRODUCTS)                          13,817
      763   BILLERUD AKTIEBOLAG (PAPER & ALLIED PRODUCTS)                 9,741
    1,399   CAPIO AB (HEALTH SERVICES)+                                  27,604
      674   CASTELLUM AB (REAL ESTATE)                                   24,859
      725   D CARNEGIE & COMPANY AB (HOLDING & OTHER
            INVESTMENT OFFICES)                                           9,303
    4,807   ELECTROLUX AB (HOME FURNITURE, FURNISHINGS &
            EQUIPMENT STORES)                                           112,517
      538   ELEKTA AB (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                24,631
    2,481   ENIRO AB (COMMUNICATIONS)                                    28,956
    2,975   GAMBRO AB A SHARES (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     45,081
    1,442   GAMBRO AB B SHARES (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     21,758
    2,633   GETINGE AB (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)                36,333
    7,630   HENNES & MAURITZ AB CLASS B (APPAREL & OTHER
            FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
            MATERIALS)                                                  272,073
      517   HOGANAS AB (FABRICATED METAL PRODUCTS, EXCEPT
            MACHINERY & TRANSPORTATION EQUIPMENT)                        12,135
      931   HOLMEN AB (PAPER & ALLIED PRODUCTS)                          29,176
    2,686   LUNDIN PETROLEUM AB (OIL & GAS EXTRACTION)+                  33,947
      761   MODERN TIMES GROUP AB (COMMUNICATIONS)+                      28,657
   34,359   NORDEA AB (DEPOSITORY INSTITUTIONS)                         343,406

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

SWEDEN (CONTINUED)
    1,424   OMX AB (BUSINESS SERVICES)+                           $      17,584
      550   ORIFLAME COSMETICS SA (APPAREL & ACCESSORY
            STORES)                                                      15,995
    3,351   SANDVIK AB (BUILDING MATERIALS, HARDWARE, GARDEN
            SUPPLY & MOBILE HOME DEALERS)                               166,596
    1,403   SAS AB (TRANSPORTATION BY AIR)+                              14,927
    1,598   SCANIA AB (TRANSPORTATION EQUIPMENT)                         57,703
    4,707   SECURITAS AB (BUSINESS SERVICES)                             72,843
   16,580   SKANDIA FORSAKRINGS AB (INSURANCE CARRIERS)                  86,384
    7,612   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY
            INSTITUTIONS)                                               139,397
    6,340   SKANSKA AB (HEAVY CONSTRUCTION OTHER THAN
            BUILDING CONSTRUCTION CONTRACTS)                             93,618
    6,340   SKF AB (FABRICATED METAL PRODUCTS, EXCEPT
            MACHINERY & TRANSPORTATION EQUIPMENT)+                       82,580
      918   SSAB SVENSKT STAL AB A SHARES (FABRICATED METAL
            PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
            EQUIPMENT)                                                   27,762
      500   SSAB SVENSKT STAL AB B SHARES (FABRICATED METAL
            PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
            EQUIPMENT)                                                   14,347
    3,159   SVENSKA CELLULOSA AB (PAPER & ALLIED PRODUCTS)              110,608
    8,314   SVENSKA HANDELSBANKEN (DEPOSITORY INSTITUTIONS)             192,460
    5,125   SWEDISH MATCH AB (TOBACCO PRODUCTS)                          61,137
    5,186   TELE2 AB (COMMUNICATIONS)+                                   52,835
  237,937   TELEFONAKTIEBOLAGET LM ERICSSON CLASS B
            (COMMUNICATIONS)                                            868,389
   30,911   TELIASONERA AB (COMMUNICATIONS)                             146,699
    1,192   TRELLEBORG AB (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                  19,907
    1,595   VOLVO AB A SHARES (TRANSPORTATION EQUIPMENT)                 67,263
    3,479   VOLVO AB B SHARES (TRANSPORTATION EQUIPMENT)                151,424
    1,335   WIHLBORGS FASTIGHETER AB (REAL ESTATE)                       23,759
      267   WIHLBORGS FASTIGHETER AB (REAL ESTATE)+                       6,250
    5,917   WM-DATA AB (BUSINESS SERVICES)                               15,948

                                                                      3,844,718
                                                                  -------------

SWITZERLAND - 6.68%
   32,377   ABB LIMITED (HOLDING & OTHER INVESTMENT OFFICES)+           236,597
    2,091   ADECCO SA (BUSINESS SERVICES)                                95,460
    1,116   CIBA SPECIALTY CHEMICALS AG (CHEMICALS & ALLIED
            PRODUCTS)+                                                   65,820
    3,866   CLARIANT AG (CHEMICALS & ALLIED PRODUCTS)+                   55,547
    7,769   COMPAGNIE FINANCIERE RICHEMONT AG (GENERAL
            MERCHANDISE STORES)                                         307,567
   19,755   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               874,406
       60   GEBERIT AG (BUILDING MATERIALS, HARDWARE, GARDEN
            SUPPLY & MOBILE HOME DEALERS)                                43,660
      114   GIVAUDAN (CHEMICALS & ALLIED PRODUCTS)                       73,003
    2,931   HOLCIM LIMITED (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           194,600
      622   KUDELSKI SA (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                   24,528
       54   KUONI REISEN HOLDING (AMUSEMENT & RECREATION
            SERVICES)+                                                   21,649
    1,354   LOGITECH INTERNATIONAL SA (INDUSTRIAL &
            COMMERCIAL MACHINERY & COMPUTER EQUIPMENT)+                  54,754
      610   LONZA GROUP AG (CHEMICALS & ALLIED PRODUCTS)                 36,000
      502   MICRONAS SEMICONDUCTOR HOLDING AG (ELECTRONIC &
            OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)+                                         21,444
    6,486   NESTLE SA (FOOD & KINDRED PRODUCTS)                       1,898,879
      390   NOBEL BIOCARE HOLDING AG (APPAREL & OTHER
            FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
            MATERIALS)                                                   91,885
   37,941   NOVARTIS AG (CHEMICALS & ALLIED PRODUCTS)                 1,924,087
      672   PHONAK HOLDING AG (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     28,784
      633   PSP SWISS PROPERTY AG (REAL ESTATE)+                         31,783
       84   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)              24,576

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

SWITZERLAND (CONTINUED)
   11,294   ROCHE HOLDING AG (HEALTH SERVICES)                    $   1,568,623
       84   SCHINDLER HOLDING AG (BUILDING MATERIALS,
            HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS)               32,638
       80   SERONO SA CLASS B (CHEMICALS & ALLIED PRODUCTS)              52,590
       70   SGS SOCIETE GENERALE DE SURVEILLANCE HOLDING SA
            (BUSINESS SERVICES)                                          53,992
      104   SIG HOLDING AG (MACHINERY)                                   26,491
   10,109   STMICROELECTRONICS NV (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
            COMPUTER EQUIPMENT)                                         173,860
      123   STRAUMANN HOLDING AG (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     32,946
       57   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                          28,884
      532   SWATCH GROUP AG CLASS B (APPAREL & ACCESSORY
            STORES)                                                      73,273
      989   SWATCH GROUP AG (APPAREL & ACCESSORY STORES)                 27,962
    5,196   SWISS REINSURANCE (INSURANCE CARRIERS)                      341,169
      337   SWISSCOM AG (COMMUNICATIONS)                                110,116
    1,719   SYNGENTA AG (CHEMICALS & ALLIED PRODUCTS)+                  179,927
      764   SYNTHES INCORPORATED (MEASURING, ANALYZING &
            CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
            OPTICAL)                                                     89,351
   17,214   UBS AG (FINANCIAL SERVICES)                               1,462,701
       96   UNAXIS HOLDING AG (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)           12,703
       52   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)+               9,681
    2,326   ZURICH FINANCIAL SERVICES AG (FINANCIAL SERVICES)+          396,186

                                                                     10,778,122
                                                                  -------------

UNITED KINGDOM - 23.23%
    9,060   3I GROUP PLC (HOLDING & OTHER INVESTMENT OFFICES)           125,289
   20,451   AEGIS GROUP PLC (COMMUNICATIONS)                             50,500
    4,678   AGGREKO PLC (PRINTING, PUBLISHING & ALLIED
            INDUSTRIES)                                                  19,307
    4,238   ALLIANCE UNICHEM PLC (WHOLESALE TRADE
            NON-DURABLE GOODS)                                           64,770
    5,500   AMEC PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                            35,311
   12,561   AMVESCAP PLC (HOLDING & OTHER INVESTMENT OFFICES)            81,530
   22,379   ANGLO AMERICAN PLC (COAL MINING)                            667,075
   21,729   ARM HOLDINGS PLC (ELECTRONIC & OTHER ELECTRICAL
            EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                   45,032
    3,565   ARRIVA PLC (TRANSPORTATION BY AIR)                           36,942
    5,329   ASSOCIATED BRITISH PORTS HOLDINGS PLC (WATER
            TRANSPORTATION)                                              49,370
   26,202   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)             1,217,762
   36,974   AVIVA PLC (INSURANCE CARRIERS)                              405,960
   17,752   BAA PLC (CONSTRUCTION SPECIAL TRADE CONTRACTORS)            195,380
   52,599   BAE SYSTEMS PLC (TRANSPORTATION BY AIR)                     318,678
    6,908   BALFOUR BEATTY PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                    39,904
  103,850   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    1,049,563
    3,957   BARRATT DEVELOPMENTS PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                    52,729
    7,495   BBA GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY
            & COMPUTER EQUIPMENT)                                        39,229
    2,048   BELLWAY PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                            31,625
    1,985   BERKELEY GROUP HOLDINGS PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)+                                                   30,425
   56,571   BG GROUP PLC (OIL & GAS EXTRACTION)                         536,814
   38,921   BHP BILLITON PLC (COAL MINING)                              628,821
    8,278   BOC GROUP PLC (CHEMICALS & ALLIED PRODUCTS)                 168,346
   11,857   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                127,257
    1,540   BOVIS HOMES GROUP PLC (BUILDING)+                            16,623
  339,807   BP PLC (OIL & GAS EXTRACTION)                             4,036,615
    7,813   BPB PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)            101,425

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                            VALUE

UNITED KINGDOM (CONTINUED)
     12,304   BRAMBLES INDUSTRIES PLC (PRINTING, PUBLISHING &
              ALLIED INDUSTRIES)                                   $     75,576
      3,278   BRITANNIC GROUP PLC (INSURANCE CARRIERS)                   35,673
      8,987   BRITISH AIRWAYS PLC (TRANSPORTATION BY AIR)+               46,404
     25,127   BRITISH AMERICAN TOBACCO PLC (TOBACCO PRODUCTS)           527,837
      8,340   BRITISH LAND COMPANY PLC (REAL ESTATE)                    138,348
     20,134   BRITISH SKY BROADCASTING PLC (COMMUNICATIONS)             199,046
      3,325   BRIXTON PLC (REAL ESTATE)+                                 22,887
    135,261   BT GROUP PLC (COMMUNICATIONS)                             530,227
      5,940   BUNZL PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)+        59,508
     39,857   CABLE & WIRELESS PLC (COMMUNICATIONS)                     100,528
     33,153   CADBURY SCHWEPPES PLC (FOOD & KINDRED PRODUCTS)           334,477
     11,525   CAPITA GROUP PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                76,585
      2,461   CARNIVAL PLC (WATER TRANSPORTATION)                       127,226
      5,393   CATTLES PLC (NON-DEPOSITORY CREDIT INSTITUTIONS)           28,536
     58,922   CENTRICA PLC (ELECTRIC, GAS & SANITARY SERVICES)          255,658
      1,952   CLOSE BROTHERS GROUP PLC (HOLDING & OTHER
              INVESTMENT OFFICES)                                        28,628
     18,480   COBHAM PLC (TRANSPORTATION BY AIR)                         51,581
     35,828   COMPASS GROUP PLC (FOOD & KINDRED PRODUCTS)               130,336
      3,478   COOKSON GROUP PLC (MISCELLANEOUS MANUFACTURING
              INDUSTRIES)+                                               20,244
     68,222   CORUS GROUP PLC (FABRICATED METAL PRODUCTS, EXCEPT
              MACHINERY & TRANSPORTATION EQUIPMENT)                      61,970
      4,923   DAILY MAIL & GENERAL TRUST (COMMUNICATIONS)                57,309
      3,096   DAVIS SERVICE GROUP PLC (MISCELLANEOUS
              MANUFACTURING INDUSTRIES)                                  26,129
      3,029   DE LA RUE PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                20,518
     47,562   DIAGEO PLC (FOOD & KINDRED PRODUCTS)                      683,699
     29,131   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)         77,328
          1   DX SERVICES PLC (TRANSPORTATION SERVICES)                       2
      7,143   ELECTROCOMPONENTS PLC (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                 30,647
      4,272   EMAP PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)        62,012
     13,518   EMI GROUP PLC (AMUSEMENT & RECREATION SERVICES)            57,819
      5,396   ENTERPRISE INNS PLC (EATING & DRINKING PLACES)             80,184
      4,631   EXEL PLC (TRANSPORTATION SERVICES)                        100,223
      5,841   FIRST CHOICE HOLIDAYS PLC (PERSONAL SERVICES)              21,815
      6,649   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                   38,701
     10,694   FKI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)           21,031
     31,674   FRIENDS PROVIDENT PLC (INSURANCE CARRIERS)                104,470
     10,918   GALLAHER GROUP PLC (TOBACCO PRODUCTS)                     169,462
      6,512   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                          49,159
     12,400   GKL PLC (TRANSPORTATION EQUIPMENT)                         64,465
     94,008   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)       2,390,988
      2,241   GREAT PORTLAND ESTATES PLC (REAL ESTATE)                   15,346
     19,146   GROUP 4 SECURICOR PLC (SOCIAL SERVICES)                    51,076
     15,516   GUS PLC (GENERAL MERCHANDISE STORES)                      233,851
      4,783   HAMMERSON PLC (REAL ESTATE)                                78,583
     11,444   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       118,788
     27,172   HAYS PLC (PRINTING, PUBLISHING & ALLIED INDUSTRIES)        58,829
     62,666   HBOS PLC (DEPOSITORY INSTITUTIONS)                        943,372
     25,171   HILTON GROUP PLC (AMUSEMENT & RECREATION SERVICES)        139,627
      7,061   HMV GROUP PLC (APPAREL & ACCESSORY STORES)                 25,687

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                            VALUE

UNITED KINGDOM (CONTINUED)
    180,103   HSBC HOLDINGS PLC (DEPOSITORY INSTITUTIONS)          $  2,912,981
      8,484   ICAP PLC (HOLDING & OTHER INVESTMENT OFFICES)              54,768
      5,834   IMI PLC (MISCELLANEOUS MANUFACTURING INDUSTRIES)           44,144
     19,013   IMPERIAL CHEMICAL INDUSTRIES PLC (CHEMICALS &
              ALLIED PRODUCTS)                                          100,353
     11,176   IMPERIAL TOBACCO GROUP PLC (TOBACCO PRODUCTS)             320,125
      1,252   INCHCAPE PLC (WHOLESALE TRADE NON-DURABLE GOODS)           48,339
      6,841   INTERCONTINENTAL HOTELS GROUP PLC (HOTELS, ROOMING
              HOUSES, CAMPS & OTHER LODGE PLACES)                        86,510
     22,997   INTERNATIONAL POWER PLC (ELECTRIC, GAS & SANITARY
              SERVICES)                                                 100,796
      2,518   INTERTEK GROUP PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                30,356
     90,714   INVENSYS PLC (MISCELLANEOUS MANUFACTURING
              INDUSTRIES)+                                               23,200
      2,823   ISOFT GROUP PLC (ENGINEERING, ACCOUNTING, RESEARCH
              MANAGEMENT & RELATED SERVICES)                             21,510
     64,439   ITV PLC (COMMUNICATIONS)                                  128,432
     22,998   J SAINSBURY PLC (FOOD & KINDRED PRODUCTS)                 113,376
      3,771   JOHNSON MATTHEY PLC (CHEMICALS & ALLIED PRODUCTS)          78,684
      6,400   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)        79,300
      8,813   KESA ELECTRICALS PLC (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)                                                 39,677
     38,101   KINGFISHER PLC (BUILDING MATERIALS, HARDWARE,
              GARDEN SUPPLY & MOBILE HOME DEALERS)                      145,157
      6,883   LAND SECURITIES GROUP PLC (REAL ESTATE)                   179,553
     99,925   LEGAL & GENERAL GROUP PLC (INSURANCE CARRIERS)            200,040
      4,168   LIBERTY INTERNATIONAL PLC (REAL ESTATE)                    73,147
     88,421   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)            728,316
     12,305   LOGICACMG PLC (BUSINESS SERVICES)                          38,198
      4,232   LONDON STOCK EXCHANGE PLC (BUSINESS SERVICES)              42,547
      4,774   MAN GROUP PLC (BUSINESS SERVICES)                         139,441
      3,677   MARCONI CORPORATION PLC (ELECTRONIC & OTHER
              ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
              EQUIPMENT)+                                                20,624
     26,152   MARKS & SPENCER GROUP PLC (GENERAL MERCHANDISE
              STORES)                                                   172,860
      7,759   MEGGITT PLC (TRANSPORTATION BY AIR)                        44,374
     11,410   MFI FURNITURE PLC (HOME FURNITURE, FURNISHINGS &
              EQUIPMENT STORES)                                          21,886
      8,634   MISYS PLC (INDUSTRIAL & COMMERCIAL MACHINERY &
              COMPUTER EQUIPMENT)                                        30,762
      8,836   MITCHELLS & BUTLERS PLC (EATING & DRINKING PLACES)         56,924
      2,518   NATIONAL EXPRESS GROUP PLC (TRANSPORTATION
              SERVICES)                                                  37,306
     42,314   NATIONAL GRID PLC (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)+       396,675
      3,769   NEXT PLC (APPAREL & ACCESSORY STORES)                      92,536
     13,042   PEARSON PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                               151,592
     12,689   PENINSULAR AND ORIENTAL STEAM NAVIGATION COMPANY
              (WATER TRANSPORTATION)                                     74,752
      4,655   PERSIMMON PLC (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                          70,446
     17,187   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE
              PRODUCTS)                                                  42,137
      6,673   PREMIER FARNELL PLC (ELECTRONIC & OTHER ELECTRICAL
              EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT)         17,772
      4,376   PROVIDENT FINANCIAL PLC (NON-DEPOSITORY CREDIT
              INSTITUTIONS)                                              48,394
     37,981   PRUDENTIAL PLC (INSURANCE CARRIERS)                       344,670
      4,177   PUNCH TAVERNS PLC (EATING & DRINKING PLACES)               58,939
     10,019   RANK GROUP PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                52,749
     10,123   RECKITT BENCKISER PLC (CHEMICALS & ALLIED PRODUCTS)       308,354
     20,715   REED ELSEVIER PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                               191,636
     30,668   RENTOKIL INITIAL PLC (COMMUNICATIONS)                      89,387
     21,566   REUTERS GROUP PLC (COMMUNICATIONS)                        142,357
      9,545   REXAM PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)         86,618
     16,883   RIO TINTO PLC (METAL MINING)                              690,256

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

UNITED KINGDOM (CONTINUED)
     24,394   ROLLS ROYCE GROUP PLC (AEROSPACE, DEFENSE)+         $     160,702
     49,751   ROYAL & SUN ALLIANCE INSURANCE GROUP (INSURANCE
              CARRIERS)                                                  85,118
     51,034   ROYAL BANK OF SCOTLAND GROUP PLC (DEPOSITORY
              INSTITUTIONS)                                           1,448,315
     65,601   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING
              & RELATED INDUSTRIES)                                   2,165,807
     44,258   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS
              EXTRACTION)                                             1,528,467
     14,304   SABMILLER PLC (EATING & DRINKING PLACES)                  277,270
     19,901   SAGE GROUP PLC (INDUSTRIAL & COMMERCIAL MACHINERY
              & COMPUTER EQUIPMENT)                                      80,908
      1,965   SCHRODERS PLC (HOLDING & OTHER INVESTMENT OFFICES)         32,024
     12,703   SCOTTISH & NEWCASTLE PLC (FOOD & KINDRED PRODUCTS)        103,905
     14,035   SCOTTISH & SOUTHERN ENERGY PLC (ELECTRIC, GAS &
              SANITARY SERVICES)                                        254,727
     30,499   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY
              SERVICES)                                                 307,432
      7,995   SERCO GROUP PLC (PRINTING, PUBLISHING & ALLIED
              INDUSTRIES)                                                36,170
      5,803   SEVERN TRENT PLC (WATER TRANSPORTATION)                   101,432
     29,371   SIGNET GROUP PLC (APPAREL & ACCESSORY STORES)              53,099
      7,180   SLOUGH ESTATES PLC (REAL ESTATE)                           67,436
     15,555   SMITH & NEPHEW PLC (CHEMICALS & ALLIED PRODUCTS)          130,594
      8,192   SMITHS GROUP PLC (MISCELLANEOUS MANUFACTURING
              INDUSTRIES)                                               138,566
      3,481   SSL INTERNATIONAL PLC (MEASURING, ANALYZING &
              CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
              OPTICAL)                                                   16,547
     14,419   STAGECOACH GROUP PLC (TRANSPORTATION SERVICES)             28,420
      8,163   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                  65,402
      9,972   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL
              CONTRACTORS & OPERATIVE BUILDERS)                          57,034
    123,459   TESCO PLC (FOOD & KINDRED PRODUCTS)                       673,955
     13,208   TOMKINS PLC (BUSINESS SERVICES)                            67,326
      1,903   TRAVIS PERKINS PLC (BUSINESS SERVICES)                     47,595
      4,993   TRINITY MIRROR PLC (COMMUNICATIONS)                        52,884
     44,167   UNILEVER PLC (FOOD & KINDRED PRODUCTS)                    461,176
      4,637   UNITED BUSINESS MEDIA PLC (COMMUNICATIONS)                 45,272
     13,694   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY
              SERVICES)                                                 158,205
  1,019,706   VODAFONE GROUP PLC (COMMUNICATIONS)                     2,652,860
      4,425   WHITBREAD PLC (EATING & DRINKING PLACES)                   74,114
      6,890   WILLIAM HILL PLC (AMUSEMENT & RECREATION SERVICES)         70,849
      9,624   WOLSELEY PLC (WHOLESALE TRADE NON-DURABLE GOODS)          203,527
     18,917   WPP GROUP PLC (COMMUNICATIONS)                            192,520
     11,622   YELL GROUP PLC (COMMUNICATIONS)                            98,036

                                                                     37,489,520
                                                                  -------------

TOTAL COMMON STOCKS (COST $133,641,199)                             157,906,387
                                                                  -------------

RIGHTS - 0.00%
      3,066   EIRCOM GROUP PLC+                                           2,174

TOTAL RIGHTS (COST $0)                                                    2,174
                                                                  -------------

COLLATERAL FOR SECURITIES LENDING - 5.80%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 5.80%
  9,359,939   BANK OF NEW YORK INSTITUTIONAL CASH RESERVE             9,359,939
                                                                  -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $9,359,939)             9,359,939
                                                                  -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

SHORT-TERM INVESTMENTS - 1.08%

MUTUAL FUND - 1.08%
  1,739,815   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++         $   1,739,815
                                                                  -------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,739,815)                        1,739,815
                                                                  -------------

TOTAL INVESTMENTS IN SECURITIES
(COST $144,740,953)*                   104.73%                    $ 169,008,315
OTHER ASSETS AND LIABILITIES, NET       (4.73)                       (7,636,096)
                                       ------                     -------------

TOTAL NET ASSETS                       100.00%                    $ 161,372,219
                                       ======                     =============


+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2).

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE
      FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,739,815.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $144,894,103 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:


        GROSS UNREALIZED APPRECIATION                $ 25,505,567
        GROSS UNREALIZED DEPRECIATION                  (1,391,355)
                                                     ------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)   $ 24,114,212

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

COMMON STOCKS - 96.70%

AUSTRALIA - 5.07%
  213,500   BLUESCOPE STEEL LIMITED (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)                             $   1,556,516
  193,800   BORAL LIMITED (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                 1,192,684
  333,300   CSR LIMITED (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)+                          787,943
   25,200   NATIONAL AUSTRALIA BANK LIMITED (DEPOSITORY
            INSTITUTIONS)                                               635,141
  127,900   SANTOS LIMITED (OIL & GAS EXTRACTION)                     1,220,185
  162,600   SEVEN NETWORK LIMITED (PRINTING, PUBLISHING
            & ALLIED INDUSTRIES)                                      1,084,992
  561,900   TELSTRA CORPORATION LIMITED (COMMUNICATIONS)<<            1,744,020

                                                                      8,221,481
                                                                  -------------

AUSTRIA - 0.43%
   11,800   OMV AG (OIL & GAS EXTRACTION)                               700,725
                                                                  -------------

BELGIUM - 1.09%
   43,400   DEXIA (DEPOSITORY INSTITUTIONS)                             976,963
   27,400   FORTIS (DEPOSITORY INSTITUTIONS)                            794,618

                                                                      1,771,581
                                                                  -------------

DENMARK - 0.67%
   16,800   DANSKE BANK A/S (DEPOSITORY INSTITUTIONS)                   514,072
   10,600   TDS A/S (COMMUNICATIONS)                                    570,181

                                                                      1,084,253
                                                                  -------------

FINLAND - 1.39%
    8,860   KEMIRA GROWHOW OYJ (CHEMICALS & ALLIED PRODUCTS)             70,918
   41,700   KEMIRA OYJ (CHEMICALS & ALLIED PRODUCTS)                    590,380
   18,400   KESKO OYJ (FOOD STORES)                                     510,393
   48,500   POHJOLA GROUP PLC (INSURANCE CARRIERS)<<                    778,168
   13,400   RAUTARUUKKI OYJ (PRIMARY METAL INDUSTRIES)                  300,999

                                                                      2,250,858
                                                                  -------------

FRANCE - 9.41%
    6,753   ASSURANCES GENERALES DE FRANCE (INSURANCE CARRIERS)         646,041
   44,600   BNP PARIBAS SA (DEPOSITORY INSTITUTIONS)                  3,390,361
    7,600   CNP ASSURANCES (INSURANCE AGENTS, BROKERS & SERVICE)        509,681
   39,600   COMPAGNIE DE SAINT-GOBAIN (STONE, CLAY, GLASS &
            CONCRETE PRODUCTS)                                        2,277,815
   10,500   RALLYE SA (GENERAL MERCHANDISE STORES)<<                    496,196
   21,400   RENAULT SA (TRANSPORTATION EQUIPMENT)                     2,026,705
   24,300   SOCIETE GENERALE (DEPOSITORY INSTITUTIONS)                2,773,012
    7,800   TOTAL SA (PETROLEUM REFINING & RELATED INDUSTRIES)        2,128,935
   24,544   VALEO SA (TRANSPORTATION EQUIPMENT)                       1,020,049

                                                                     15,268,795
                                                                  -------------

GERMANY - 6.72%
   13,600   AAREAL BANK AG (REAL ESTATE)                                446,223
   22,300   BASF AG (CHEMICALS & ALLIED PRODUCTS)                     1,675,080
   13,300   E.ON AG (ELECTRIC, GAS & SANITARY SERVICES)               1,221,704
   11,500   FRESENIUS AG (MEASURING, ANALYZING & CONTROLLING
            INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL)             1,594,976

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

GERMANY (CONTINUED)
   38,900   IKB DEUTSCHE INDUSTRIEBANK AG (DEPOSITORY
            INSTITUTIONS)                                        $    1,173,475
   32,800   MAN AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                       1,682,476
   94,700   THYSSENKRUPP AG (PRIMARY METAL INDUSTRIES)                1,976,972
   53,300   TUI AG (TRANSPORTATION BY AIR)<<                          1,135,119

                                                                     10,906,025
                                                                 --------------

GREECE - 0.38%
   89,000   INTRACOM SA (COMMUNICATIONS)                                616,117
                                                                 --------------

HONG KONG - 1.51%
1,677,900   CNOOC LIMITED (PETROLEUM REFINING & RELATED
            INDUSTRIES)                                               1,222,084
  147,000   ORIENT OVERSEAS INTERNATIONAL LIMITED (WATER
            TRANSPORTATION)                                             549,543
  652,500   SMARTONE TELECOMMUNICATIONS HOLDING LIMITED
            (COMMUNICATIONS)                                            677,116

                                                                      2,448,743
                                                                 --------------

IRELAND - 0.91%
   81,000   IRISH LIFE AND PERMANENT PLC (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                             1,474,851
                                                                 --------------

ITALY-2.87%
   80,400   BANCA POPOLARE DI LODI (DEPOSITORY INSTITUTIONS)<<          788,491
   85,500   BENETTON GROUP SPA (APPAREL & OTHER FINISHED
            PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS)<<           916,603
   78,600   ENI SPA (PETROLEUM REFINING & RELATED INDUSTRIES)<<       2,334,242
   26,800   RIUNIONE ADRIATICA SI SICURTA SPA (INSURANCE
            CARRIERS)<<                                                 610,050

                                                                      4,649,386
                                                                 --------------

JAPAN - 23.03%
    8,600   ACOM COMPANY LIMITED (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               624,242
  116,500   ASAHI BREWERIES LIMITED (FOOD & KINDRED PRODUCTS)         1,474,723
   71,000   BRIDGESTONE CORPORATION (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                1,519,820
    2,500   COCA-COLA WEST JAPAN COMPANY LIMITED (FOOD &
            KINDRED PRODUCTS)                                            55,937
  179,000   COSMO OIL COMPANY LIMITED (OIL & GAS EXTRACTION)<<          969,741
   56,559   DAIICHI SANKYO COMPANY LIMITED (CHEMICALS & ALLIED
            PRODUCTS)<<                                               1,158,387
   20,500   DENSO CORPORATION (TRANSPORTATION EQUIPMENT)<<              594,124
   42,200   HITACHI CAPITAL CORPORATION (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               886,602
   31,600   HITACHI MAXELL LIMITED (MISCELLANEOUS MANUFACTURING
            INDUSTRIES)                                                 399,732
   70,100   HOKKAIDO ELECTRIC POWER COMPANY INCORPORATED
            (ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
            COMPONENTS, EXCEPT COMPUTER EQUIPMENT)                    1,491,292
   24,600   HONDA MOTOR COMPANY LIMITED (TRANSPORTATION
            EQUIPMENT)                                                1,391,226
   41,400   KANSAI ELECTRIC POWER COMPANY INCORPORATED
            (ELECTRIC, GAS & SANITARY SERVICES)                         913,557
  243,000   MARUBENI CORPORATION (BUSINESS SERVICES)<<                1,130,233
  474,000   MITSUBISHI CHEMICAL CORPORATION (CHEMICALS & ALLIED
            PRODUCTS)<<                                               1,569,979
   58,600   NAMCO BANDAI HOLDINGS INCORPORATED (AMUSEMENT &
            RECREATION SERVICES)                                        975,634
   74,600   NIHON UNISYS LIMITED (INDUSTRIAL & COMMERCIAL
            MACHINERY & COMPUTER EQUIPMENT)                             731,411
      540   NIPPON TELEGRAPH & TELEPHONE CORPORATION
            (COMMUNICATIONS)                                          2,654,334
  117,400   NISSAN MOTOR COMPANY LIMITED (AUTOMOTIVE DEALERS &
            GASOLINE SERVICE STATIONS)                                1,340,296
  152,000   NSK LIMITED (PRIMARY METAL INDUSTRIES)                      838,196
   14,100   PROMISE COMPANY LIMITED (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                             1,044,583
   44,500   RYOSAN COMPANY LIMITED (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                1,160,324
   42,800   SANTEN PHARMACEUTICAL COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)                                          1,108,457


142

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                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

JAPAN (CONTINUED)
   42,800   SHOWA SHELL SEKIYU KK (OIL & GAS EXTRACTION)          $     585,899
  118,000   SUMITOMO BAKELITE COMPANY LIMITED (CHEMICALS &
            ALLIED PRODUCTS)<<                                          808,703
  101,000   SUMITOMO CORPORATION (SECURITY & COMMODITY BROKERS,
            DEALERS, EXCHANGES & SERVICES)                            1,065,874
  183,000   SUMITOMO TRUST & BANKING COMPANY LIMITED (DEPOSITORY
            INSTITUTIONS)                                             1,505,655
    9,000   TAKEFUJI CORPORATION (HOLDING & OTHER INVESTMENT
            OFFICES)                                                    701,639
  135,000   TANABE SEIYAKU COMPANY LIMITED (CHEMICALS & ALLIED
            PRODUCTS)                                                 1,364,033
  265,000   TOHO GAS COMPANY LIMITED (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       1,157,858
  220,000   TOSHIBA TEC CORPORATION (ELECTRONIC & OTHER
            ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
            EQUIPMENT)                                                  970,930
   19,000   TOSTEM INAX HOLDING CORPORATION (MISCELLANEOUS
            MANUFACTURING INDUSTRIES)                                   323,529
  105,400   TOYOTA MOTOR CORPORATION (TRANSPORTATION EQUIPMENT)       4,828,048

                                                                     37,344,998
                                                                  -------------

NETHERLANDS - 4.52%
   29,600   ABN AMRO HOLDINGS NV (DEPOSITORY INSTITUTIONS)              709,005
  171,156   AEGON NV (INSURANCE CARRIERS)                             2,540,444
   15,100   AKZO NOBEL NV (CHEMICALS & ALLIED PRODUCTS)                 658,226
   61,800   ING GROEP NV (FINANCIAL SERVICES)                         1,840,519
   47,800   ROYAL DUTCH SHELL PLC CLASS A (PETROLEUM REFINING &
            RELATED INDUSTRIES)                                       1,578,110

                                                                      7,326,304
                                                                  -------------

NORWAY - 1.01%
   50,000   DEN NORSKE BANK ASA (DEPOSITORY INSTITUTIONS)               515,145
    8,300   NORSK HYDRO ASA (OIL & GAS EXTRACTION)                      928,620
   10,420   YARA INTERNATIONAL ASA (AGRICULTURAL SERVICES)              188,073

                                                                      1,631,838
                                                                  -------------

PORTUGAL - 0.36%
  211,400   BANCO COMERCIAL PORTUGUES SA (DEPOSITORY
            INSTITUTIONS)                                               586,905
                                                                  -------------

SINGAPORE - 0.89%
  673,878   MOBILONE LIMITED (COMMUNICATIONS)                           788,558
  358,000   NEPTUNE ORIENT LINES LIMITED (WATER TRANSPORTATION)         651,659

                                                                      1,440,217
                                                                  -------------

SPAIN - 4.08%
   63,600   BANCO SANTANDER CENTRAL HISPANO SA (DEPOSITORY
            INSTITUTIONS)                                               835,464
  106,300   ENDESA SA (ELECTRIC, GAS & SANITARY SERVICES)<<           2,845,143
   90,600   REPSOL YPF SA (OIL & GAS EXTRACTION)<<                    2,935,612

                                                                      6,616,219
                                                                  -------------

SWEDEN - 2.45%
   25,900   FORENINGS SPARBANKEN AB (DEPOSITORY INSTITUTIONS)<<         626,278
  262,300   NORDEA AB (DEPOSITORY INSTITUTIONS)                       2,621,596
   39,300   SKANDINAVISKA ENSKILDA BANKEN AB (DEPOSITORY
            INSTITUTIONS)                                               719,692

                                                                      3,967,566
                                                                  -------------

SWITZERLAND - 6.51%
    8,600   CONVERIUM HOLDING AG (INSURANCE CARRIERS)                    86,694
   31,900   CREDIT SUISSE GROUP (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                             1,411,973


                                                                             143

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

SWITZERLAND (CONTINUED)
    2,500   GEORG FISCHER AG (TRANSPORTATION EQUIPMENT)+          $     861,786
    2,100   RIETER HOLDING AG (CHEMICALS & ALLIED PRODUCTS)             614,403
   12,900   SAURER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)+                                        871,925
    1,300   SULZER AG (INDUSTRIAL & COMMERCIAL MACHINERY &
            COMPUTER EQUIPMENT)                                         658,762
    3,000   SWISSCOM AG (COMMUNICATIONS)                                980,263
   45,200   UBS AG (FINANCIAL SERVICES)                               3,840,717
    2,000   VALORA HOLDING AG (GENERAL MERCHANDISE STORES)+             372,330
    5,200   VERWALTUNGS-UND PRIVAT-BANK AG (DEPOSITORY
            INSTITUTIONS)                                               855,587

                                                                     10,554,440
                                                                  -------------

UNITED KINGDOM - 23.40%
  106,800   ALFRED MCALPHINE GROUP PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                   723,352
   78,300   ALLIANCE & LEICESTER PLC (DEPOSITORY INSTITUTIONS)        1,187,702
  126,100   ARRIVA PLC (TRANSPORTATION BY AIR)                        1,306,683
   18,700   ASTRAZENECA PLC (CHEMICALS & ALLIED PRODUCTS)               869,100
  114,500   AVIVA PLC (INSURANCE CARRIERS)                            1,257,165
  323,400   BARCLAYS PLC (DEPOSITORY INSTITUTIONS)                    3,268,451
   48,300   BARRATT DEVELOPMENTS PLC (BUILDING
            CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
            BUILDERS)                                                   643,619
   17,000   BOOTS GROUP PLC (GENERAL MERCHANDISE STORES)                182,455
  164,400   BRADFORD & BINGLEY PLC (NON-DEPOSITORY CREDIT
            INSTITUTIONS)                                               989,514
  479,687   BT GROUP PLC (COMMUNICATIONS)                             1,880,386
  303,100   CABLE & WIRELESS PLC (COMMUNICATIONS)                       764,486
  186,000   DS SMITH PLC (PAPER & ALLIED PRODUCTS)                      496,199
  529,200   DSG INTERNATIONAL PLC (GENERAL MERCHANDISE STORES)        1,404,765
   78,400   FIRSTGROUP PLC (TRANSPORTATION SERVICES)                    456,328
   78,300   GEORGE WIMPEY PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           591,089
  220,900   GKL PLC (TRANSPORTATION EQUIPMENT)                        1,148,410
   31,300   GLAXOSMITHKLINE PLC (CHEMICALS & ALLIED PRODUCTS)           796,080
  175,800   HANSON PLC (STONE, CLAY, GLASS & CONCRETE PRODUCTS)       1,824,789
   44,800   HBOS PLC (DEPOSITORY INSTITUTIONS)                          674,418
  172,200   JJB SPORTS PLC (APPAREL & ACCESSORY STORES)                 514,055
   72,000   KELDA GROUP PLC (ELECTRIC, GAS & SANITARY SERVICES)         892,126
  350,000   LLOYDS TSB GROUP PLC (DEPOSITORY INSTITUTIONS)            2,882,918
  237,100   NORTHERN FOODS PLC (FOOD & KINDRED PRODUCTS)                638,793
  676,500   OLD MUTUAL PLC (INSURANCE CARRIERS)                       1,655,572
  638,900   PILKINGTON PLC (STONE, CLAY, GLASS & CONCRETE
            PRODUCTS)                                                 1,566,373
  112,577   ROYAL DUTCH SHELL PLC CLASS B (OIL & GAS EXTRACTION)      3,887,854
  231,200   SCOTTISH POWER PLC (ELECTRIC, GAS & SANITARY
            SERVICES)                                                 2,330,513
   97,800   TATE & LYLE PLC (FOOD & KINDRED PRODUCTS)                   783,576
  127,300   TAYLOR WOODROW PLC (BUILDING CONSTRUCTION-GENERAL
            CONTRACTORS & OPERATIVE BUILDERS)                           728,041
  139,200   UNITED UTILITIES PLC (ELECTRIC, GAS & SANITARY
            SERVICES)                                                 1,608,155

                                                                     37,952,967
                                                                  -------------

TOTAL COMMON STOCKS (COST $118,897,246)                             156,814,269
                                                                  -------------


144

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PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   INTERNATIONAL VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COLLATERAL FOR SECURITIES LENDING - 11.47%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 11.47%
  18,598,840  BANK OF NEW YORK INSTITUTIONAL CASH RESERVE        $   18,598,840
                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $18,598,840)           18,598,840
                                                                 --------------
SHORT-TERM INVESTMENTS - 2.15%

MUTUAL FUND - 2.15%
 3,489,426  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++               3,489,426
                                                                 --------------
TOTAL SHORT-TERM INVESTMENTS (COST $3,489,426)                        3,489,426
                                                                 --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $140,985,512)*                 110.31%                     $  178,902,535
OTHER ASSETS AND LIABILITIES, NET    (10.31)                        (16,726,954)
                                     ------                      --------------
TOTAL NET ASSETS                     100.00%                     $  162,175,581
                                     ======                      ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2).

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $3,489,426.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $141,719,281 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                      $  39,346,536
        GROSS UNREALIZED DEPRECIATION                         (2,163,282)
                                                           -------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)         $  37,183,254

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

COMMON STOCKS - 97.03%

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.31%
   48,000   D.R. HORTON INCORPORATED                             $    1,738,560
                                                                 --------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY &
   MOBILE HOME DEALERS - 2.71%
   51,900   HOME DEPOT INCORPORATED                                   1,979,466
   36,690   SHERWIN-WILLIAMS COMPANY                                  1,616,928

                                                                      3,596,394
                                                                 --------------

BUSINESS SERVICES - 5.67%
   53,000   ADOBE SYSTEMS INCORPORATED                                1,582,050
   10,000   AUTODESK INCORPORATED+                                      464,400
   88,700   MICROSOFT CORPORATION                                     2,282,251
  122,600   ORACLE CORPORATION+                                       1,519,014
   47,100   ROBERT HALF INTERNATIONAL INCORPORATED                    1,676,289

                                                                      7,524,004
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 6.91%
   30,540   AMGEN INCORPORATED+                                       2,433,122
   21,200   GENENTECH INCORPORATED+                                   1,785,252
   22,020   GENZYME CORPORATION+                                      1,577,513
   78,990   SCHERING-PLOUGH CORPORATION                               1,662,739
   37,080   WYETH                                                     1,715,692

                                                                      9,174,318
                                                                 --------------

COAL MINING - 1.48%
   23,230   PEABODY ENERGY CORPORATION                                1,959,450
                                                                 --------------

COMMUNICATIONS - 2.61%
   22,210   NII HOLDINGS INCORPORATED+                                1,875,634
   66,800   SPRINT NEXTEL CORPORATION                                 1,588,504

                                                                      3,464,138
                                                                 --------------

DEPOSITORY INSTITUTIONS - 2.33%
   27,890   PNC FINANCIAL SERVICES GROUP                              1,618,178
   37,480   WASHINGTON MUTUAL INCORPORATED                            1,469,965

                                                                      3,088,143
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 2.63%
   54,400   DUKE ENERGY CORPORATION                                   1,586,848
   16,900   TXU CORPORATION                                           1,907,672

                                                                      3,494,520
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 10.54%
   34,820   BROADCOM CORPORATION CLASS A+                             1,633,406
   88,330   CISCO SYSTEMS INCORPORATED+                               1,583,757
   21,800   EMERSON ELECTRIC COMPANY                                  1,565,240
   50,800   HARRIS CORPORATION                                        2,123,440
   64,700   INTEL CORPORATION                                         1,594,855


146

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PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT (CONTINUED)
   68,030   MOTOROLA INCORPORATED                                $    1,502,783
   71,800   NATIONAL SEMICONDUCTOR CORPORATION                        1,888,340
   61,900   TEXAS INSTRUMENTS INCORPORATED                            2,098,410

                                                                     13,990,231
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.58%
   21,910   CONAGRA FOODS INCORPORATED                                  542,273
   21,730   WM. WRIGLEY JR. COMPANY                                   1,561,952

                                                                      2,104,225
                                                                 -------------

FOOD STORES - 1.23%
   79,150   KROGER COMPANY+                                           1,629,699
                                                                 --------------

HEALTH SERVICES - 1.30%
   38,030   TRIAD HOSPITALS INCORPORATED+                             1,721,618
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 1.25%
   37,610   PROLOGIS                                                  1,666,499
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.18%
   22,610   MARRIOTT INTERNATIONAL INCORPORATED CLASS A               1,424,430
   31,200   MGM MIRAGE+                                               1,365,624
   25,100   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED          1,434,967

                                                                      4,225,021
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.18%
   38,200   APPLE COMPUTER INCORPORATED+                              2,047,902
   22,370   BAKER HUGHES INCORPORATED                                 1,335,042
   32,300   CATERPILLAR INCORPORATED                                  1,897,625
   41,880   INGERSOLL-RAND COMPANY CLASS A                            1,601,072

                                                                      6,881,641
                                                                 --------------

INSURANCE CARRIERS - 9.97%
   28,880   ALLSTATE CORPORATION                                      1,596,775
   50,840   GENWORTH FINANCIAL INCORPORATED                           1,639,082
   20,100   HARTFORD FINANCIAL SERVICES GROUP INCORPORATED            1,551,117
   12,820   LOEWS CORPORATION                                         1,184,696
   23,420   MGIC INVESTMENT CORPORATION                               1,503,564
   24,070   PRUDENTIAL FINANCIAL INCORPORATED                         1,626,169
   36,800   UNITEDHEALTH GROUP INCORPORATED                           2,068,160
   27,330   WELLPOINT INCORPORATED+                                   2,072,161

                                                                     13,241,724
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 1.01%
   42,980   COACH INCORPORATED+                                       1,347,853
                                                                 --------------


                                                                             147

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.15%
   18,210   ALLERGAN INCORPORATED                                $    1,668,400
   39,180   BAXTER INTERNATIONAL INCORPORATED                         1,562,107
   24,080   C.R. BARD INCORPORATED                                    1,590,002
   42,000   RAYTHEON COMPANY                                          1,596,840
   37,450   SAINT JUDE MEDICAL INCORPORATED+                          1,752,660

                                                                      8,170,009
                                                                 --------------

METAL MINING - 1.46%
   14,900   PHELPS DODGE CORPORATION                                  1,935,957
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.37%
   23,270   JOHNSON & JOHNSON                                         1,472,526
   42,200   TIFFANY & COMPANY                                         1,678,294

                                                                      3,150,820
                                                                 --------------

MISCELLANEOUS RETAIL - 0.30%
    6,390   EXPRESS SCRIPTS INCORPORATED                                397,458
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 3.64%
   27,380   AMERICAN EXPRESS COMPANY                                  1,572,707
   18,820   CAPITAL ONE FINANCIAL CORPORATION                         1,496,567
   39,000   CIT GROUP INCORPORATED                                    1,762,020

                                                                      4,831,294
                                                                 --------------

OIL & GAS EXTRACTION - 7.58%
   18,130   APACHE CORPORATION                                        1,363,739
   19,270   BURLINGTON RESOURCES INCORPORATED                         1,567,036
   21,850   DEVON ENERGY CORPORATION                                  1,499,784
   21,990   HALLIBURTON COMPANY                                       1,506,755
   20,570   NOBLE CORPORATION                                         1,408,222
   15,730   OCCIDENTAL PETROLEUM CORPORATION                          1,343,814
   22,360   TRANSOCEAN INCORPORATED+                                  1,370,891

                                                                     10,060,241
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 2.11%
   19,710   CONOCOPHILLIPS                                            1,377,926
   20,740   MARATHON OIL CORPORATION                                  1,429,608

                                                                      2,807,534
                                                                 --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.24%
   34,400   MCGRAW-HILL COMPANIES INCORPORATED                        1,652,576
                                                                 --------------

RAILROAD TRANSPORTATION - 1.33%
   29,500   BURLINGTON NORTHERN SANTA FE CORPORATION                  1,764,100
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS,
   EXCHANGES & SERVICES - 2.61%
   13,290   GOLDMAN SACHS GROUP INCORPORATED                          1,615,798
   15,870   LEHMAN BROTHERS HOLDINGS INCORPORATED                     1,848,538

                                                                      3,464,336
                                                                 --------------


148

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PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE CAP APPRECIATION PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.19%
   81,720   CORNING INCORPORATED+                                $    1,579,648
                                                                 --------------

TRANSPORTATION EQUIPMENT - 5.00%
   29,840   BOEING COMPANY                                            2,027,628
   40,790   HONEYWELL INTERNATIONAL INCORPORATED                      1,529,625
   26,070   LOCKHEED MARTIN CORPORATION                               1,591,313
   20,830   TEXTRON INCORPORATED                                      1,493,927

                                                                      6,642,493
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.16%
   18,800   NIKE INCORPORATED CLASS B                                 1,535,584
                                                                 --------------

TOTAL COMMON STOCKS (COST $107,973,693)                             128,840,088
                                                                 --------------

SHORT-TERM INVESTMENTS - 5.32%

MUTUAL FUND - 5.32%
7,070,203   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++               7,070,203
                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,070,203)                        7,070,203
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $115,043,896)*                                102.35%      $  135,910,291
OTHER ASSETS AND LIABILITIES, NET                    (2.35)          (3,120,534)
                                                    ------       --------------
TOTAL NET ASSETS                                    100.00%      $  132,789,757
                                                    ======       ==============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $7,070,203.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $115,081,229 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
       GROSS UNREALIZED APPRECIATION                 $ 22,387,806
       GROSS UNREALIZED DEPRECIATION                   (1,558,744)
                                                     ------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 20,829,062

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                          VALUE

COMMON STOCKS - 99.40%

APPAREL & ACCESSORY STORES - 1.91%
   1,359,200   KOHL'S CORPORATION+                               $   68,204,656
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 7.60%
   1,198,700   FASTENAL COMPANY<<                                    73,228,583
   2,188,717   HOME DEPOT INCORPORATED<<                             83,477,666
   1,772,300   LOWE'S COMPANIES INCORPORATED<<                      114,136,120

                                                                    270,842,369
                                                                 --------------

BUSINESS SERVICES - 22.15%
     765,200   AUTOMATIC DATA PROCESSING INCORPORATED                32,934,208
   6,378,270   EBAY INCORPORATED+<<                                 262,784,724
   2,551,300   FIRST DATA CORPORATION                               102,052,000
   1,272,743   FISERV INCORPORATED+                                  58,380,721
     227,200   GOOGLE INCORPORATED CLASS A+<<                        71,899,712
   7,904,898   MICROSOFT CORPORATION<<                              203,393,026
   1,707,990   YAHOO! INCORPORATED+<<                                57,798,382

                                                                    789,242,773
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 8.70%
   1,548,600   AMGEN INCORPORATED+<<                                123,376,962
   1,693,900   GENENTECH INCORPORATED+<<                            142,643,319
     615,440   GENZYME CORPORATION+                                  44,090,122

                                                                    310,110,403
                                                                 --------------

EDUCATIONAL SERVICES - 1.51%
     808,375   APOLLO GROUP INCORPORATED CLASS A+<<                  53,668,016
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 14.34%
   6,880,743   CISCO SYSTEMS INCORPORATED+                          123,371,722
   5,357,170   INTEL CORPORATION                                    132,054,240
   1,882,500   LINEAR TECHNOLOGY CORPORATION<<                       70,763,175
   6,686,600   NOKIA OYJ ADR<<                                      113,070,406
   2,111,200   TEXAS INSTRUMENTS INCORPORATED<<                      71,569,680

                                                                    510,829,223
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 3.85%
   3,699,100   PAYCHEX INCORPORATED                                 137,162,628
                                                                 --------------

GENERAL MERCHANDISE STORES - 4.38%
   1,838,360   TARGET CORPORATION<<                                  95,466,035
   1,380,100   WAL-MART STORES INCORPORATED<<                        60,475,982

                                                                    155,942,017
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 4.67%
   3,063,000   DELL INCORPORATED+                                   104,754,600
   4,764,100   EMC CORPORATION+                                      61,647,454

                                                                    166,402,054
                                                                 --------------

INSURANCE CARRIERS - 3.80%
   2,187,966   AMERICAN INTERNATIONAL GROUP INCORPORATED            135,566,373
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                          VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 6.38%
   4,240,310   MEDTRONIC INCORPORATED                                                            $  227,365,422
                                                                                                 --------------

PERSONAL SERVICES - 2.54%
   2,208,150   CINTAS CORPORATION<<                                                                  90,644,558
                                                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 17.57%
  10,376,537   CHARLES SCHWAB CORPORATION<<                                                         149,733,429
   1,489,700   FRANKLIN RESOURCES INCORPORATED                                                      125,075,212
   1,924,340   GOLDMAN SACHS GROUP INCORPORATED<<                                                   233,961,257
   1,070,100   LEGG MASON INCORPORATED<<                                                            117,379,269

                                                                                                    626,149,167
                                                                                                 --------------

TOTAL COMMON STOCKS (COST $2,941,312,067)                                                         3,542,129,659
                                                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 5.14%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.41%
   3,759,000   FEDERATED PRIME VALUE FUND                                                             3,759,000
   6,241,214   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                 6,241,214
   4,593,473   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                        4,593,473

                                                                                                     14,593,687
                                                                                                 --------------

PRINCIPAL                                                        INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 4.73%
$  9,000,000   BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
               (MATURITY VALUE $9,002,993)                            3.99%         10/03/2005        9,000,000
   2,255,000   BETA FINANCE INCORPORATED                              3.94          06/02/2006        2,255,744
  13,000,000   CANCARA ASSET SECURITIZATION LIMITED                   3.70          10/13/2005       12,986,350
   9,000,000   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-        3.69          10/07/2005        9,000,000
   6,000,000   CREDIT SUISSE BANK                                     3.98          05/04/2006        5,964,660
   2,255,000   DEUTSCHE BANK                                          4.10          11/10/2005        2,255,014
  38,399,999   DEUTSCHE BANK REPURCHASE AGREEMENT
               (MATURITY VALUE $38,412,415)                           3.88          10/03/2005       38,400,000
   3,007,000   K2 USA LLC                                             3.93          07/24/2006        3,007,902
  11,000,000   LEGACY CAPITAL CORPORATION LLC                         3.62          10/03/2005       11,000,000
   3,759,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                  4.14          12/23/2005        3,760,353
   9,000,000   LEXINGTON PARKER CAPITAL CORPORATION                   3.64          10/14/2005        8,989,650
  10,000,000   LIBERTY LIGHT US CAPITAL                               3.87          05/26/2006       10,000,800
   7,518,000   LINKS FINANCE LLC                                      3.75          03/15/2006        7,518,075
   5,000,000   LIQUID FUNDING LIMITED                                 3.66          03/03/2006        5,000,000
   3,007,000   MORGAN STANLEY                                         3.80          08/13/2010        3,007,301
  15,000,000   MORGAN STANLEY INCORPORATED                            4.02          03/13/2006       15,000,000
   7,518,000   TANGO FINANCE CORPORATION                              3.93          10/25/2006        7,519,203
   3,759,000   TRAVELLERS INSURANCE COMPANY                           3.82          02/10/2006        3,758,925
  10,000,000   WHITE PINE FINANCE LLC SERIES MTN                      3.87          06/12/2006       10,000,900

                                                                                                    168,424,877
                                                                                                 --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $182,943,957)                                       183,018,564
                                                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   LARGE COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                          VALUE
SHORT-TERM INVESTMENTS - 0.63%

MUTUAL FUND - 0.63%
  22,598,235   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                       $   22,598,235
                                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS (COST $22,598,235)                                                      22,598,235
                                                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $3,146,854,259)*                                          105.17%                          $3,747,746,458
OTHER ASSETS AND LIABILITIES, NET                                (5.17)                            (184,212,915)
                                                                ------                           --------------

TOTAL NET ASSETS                                                100.00%                          $3,563,533,543
                                                                ======                           ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.60% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

+/-   VARIABLE RATE INVESTMENTS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $22,598,235.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $3,197,463,671 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                         $  676,127,583
        GROSS UNREALIZED DEPRECIATION                           (125,844,796)
                                                              --------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)            $  550,282,787

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

COMMON STOCKS - 98.07%

AGRICULTURAL PRODUCTION CROPS - 0.17%
      23,772   DELTA & PINE LAND COMPANY                         $     627,818
                                                                 -------------

AMUSEMENT & RECREATION SERVICES - 0.59%
      19,463   ARGOSY GAMING COMPANY+                                  914,567
      22,410   BALLY TOTAL FITNESS HOLDING CORPORATION+                100,173
      17,847   MULTIMEDIA GAMES INCORPORATED+<<                        173,294
      26,837   PINNACLE ENTERTAINMENT+                                 491,922
      14,995   WMS INDUSTRIES INCORPORATED+<<                          421,809

                                                                     2,101,765
                                                                 -------------

APPAREL & ACCESSORY STORES - 1.14%
       9,198   ASHWORTH INCORPORATED+                                   62,822
      10,894   BURLINGTON COAT FACTORY WAREHOUSE CORPORATION           414,408
      20,614   THE CATO CORPORATION CLASS A                            410,837
      14,043   CHILDRENS PLACE RETAIL STORES INCORPORATED+             500,493
      23,578   CHRISTOPHER & BANKS CORPORATION                         327,027
      14,559   DRESS BARN INCORPORATED+<<                              331,363
      29,001   FINISH LINE INCORPORATED CLASS A                        423,125
      13,065   GOODY'S FAMILY CLOTHING INCORPORATED                     98,902
      29,748   HOT TOPIC INCORPORATED+<<                               456,929
      18,020   STAGE STORES INCORPORATED+                              484,197
      21,696   TOO INCORPORATED+                                       595,121

                                                                     4,105,224
                                                                 -------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM
FABRICS & SIMILAR MATERIALS - 0.84%
      20,618   GYMBOREE CORPORATION+                                   281,230
       3,587   HAGGAR CORPORATION                                      101,978
      18,314   KELLWOOD COMPANY                                        473,417
      23,998   PHILLIPS-VAN HEUSEN CORPORATION                         744,418
      77,150   QUIKSILVER INCORPORATED+                              1,114,817
      21,790   RUSSELL CORPORATION                                     305,932

                                                                     3,021,792
                                                                 -------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.12%
      19,466   SONIC AUTOMOTIVE INCORPORATED                           432,535
                                                                 -------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.10%
      13,519   CENTRAL PARKING CORPORATION                             202,109
       8,308   MIDAS INCORPORATED+                                     165,163

                                                                       367,272
                                                                 -------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS &
OPERATIVE BUILDERS - 2.00%
       8,192   M I HOMES INCORPORATED                                  444,498
      21,307   MDC HOLDINGS INCORPORATED                             1,680,892
       3,612   NVR INCORPORATED+<<                                   3,196,439
      44,677   STANDARD-PACIFIC CORPORATION                          1,854,542

                                                                     7,176,371
                                                                 -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                        VALUE

BUSINESS SERVICES - 7.88%
      29,498   AARON RENTS INCORPORATED<<                        $     623,883
      25,340   ABM INDUSTRIES INCORPORATED                             527,325
      14,434   ADMINISTAFF INCORPORATED                                573,607
      20,653   ADVO INCORPORATED                                       646,232
      15,101   ALTIRIS INCORPORATED+                                   230,894
      20,914   ANSYS INCORPORATED+<<                                   804,980
      20,771   ARBITRON INCORPORATED                                   827,517
      32,409   BRADY CORPORATION CLASS A                             1,002,734
       8,387   BROOKTROUT INCORPORATED+                                108,779
      19,794   CACI INTERNATIONAL INCORPORATED CLASS A+<<            1,199,516
      18,882   CAPTARIS INCORPORATED+                                   70,996
      14,107   CARREKER CORPORATION+                                    99,595
      19,921   CERNER CORPORATION+<<                                 1,731,733
      36,209   CIBER INCORPORATED+                                     269,033
      30,911   COGNEX CORPORATION                                      929,494
      28,061   DENDRITE INTERNATIONAL INCORPORATED+                    563,746
      22,399   DIGITAL INSIGHT CORPORATION+                            583,718
      29,849   EFUNDS CORPORATION+                                     562,057
      22,041   FACTSET RESEARCH SYSTEMS INCORPORATED                   776,725
      27,250   FILENET CORPORATION+                                    760,275
      14,684   GERBER SCIENTIFIC INCORPORATED+                         115,123
      18,286   HEALTHCARE SERVICES GROUP<<                             351,996
      12,281   HEIDRICK & STRUGGLES INTERNATIONAL
               INCORPORATED+                                           397,659
      26,376   HYPERION SOLUTIONS CORPORATION+                       1,283,192
      25,698   INTERNET SECURITY SYSTEMS+                              617,009
      11,663   INTRADO INCORPORATED+                                   210,284
       8,166   IPAYMENT INCORPORATED+                                  309,001
      18,765   JDA SOFTWARE GROUP INCORPORATED+                        284,853
      20,858   KRONOS INCORPORATED+                                    931,101
      35,018   LABOR READY INCORPORATED+                               898,212
      18,856   MANHATTAN ASSOCIATES INCORPORATED+<<                    437,459
      13,596   MAPINFO CORPORATION+                                    166,551
      18,219   MIVA INCORPORATED+                                      109,861
      14,189   MRO SOFTWARE INCORPORATED+                              238,943
      28,819   NAPSTER INCORPORATED+<<                                 115,276
      21,133   NCO GROUP INCORPORATED+                                 436,608
      23,812   NDCHEALTH CORPORATION                                   450,523
      16,272   NETWORK EQUIPMENT TECHNOLOGY INCORPORATED+               75,014
      16,659   ON ASSIGNMENT INCORPORATED+                             142,434
      13,971   PC-TEL INCORPORATED+                                    131,327
      16,430   PHOENIX TECHNOLOGIES LIMITED+                           123,718
      24,486   PROGRESS SOFTWARE CORPORATION+<<                        777,920
      14,848   RADIANT SYSTEMS INCORPORATED+                           153,231
      13,277   RADISYS CORPORATION+                                    257,574
      18,940   SERENA SOFTWARE INCORPORATED+<<                         377,474
      10,311   SOURCECORP INCORPORATED+                                221,068
      39,986   SPHERION CORPORATION+                                   303,894
      10,561   SPSS INCORPORATED+                                      253,464

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

BUSINESS SERVICES (CONTINUED)
      11,297   SS&C TECHNOLOGIES INCORPORATED                    $     413,922
       7,410   STARTEK INCORPORATED                                     97,812
      46,603   TAKE-TWO INTERACTIVE SOFTWARE INCORPORATED+<<         1,029,460
      13,895   TALX CORPORATION                                        455,617
      40,818   THQ INCORPORATED+                                       870,240
      24,725   VERITY INCORPORATED+                                    262,580
       6,407   VERTRUE INCORPORATED+<<                                 232,894
      14,701   VIAD CORPORATION                                        402,072
       5,346   VOLT INFORMATION SCIENCE INCORPORATED+                  108,631
      22,827   WEBEX COMMUNICATIONS INCORPORATED+                      559,490
      15,714   WEBSENSE INCORPORATED+<<                                804,714

                                                                    28,301,040
                                                                 -------------

CHEMICALS & ALLIED PRODUCTS - 3.45%
      27,336   ALPHARMA INCORPORATED CLASS A                           679,846
      15,549   ARCH CHEMICALS INCORPORATED                             361,514
      23,132   ARQULE INCORPORATED+                                    181,124
       9,166   BRADLEY PHARMACEUTICALS INCORPORATED+<<                 100,093
      17,370   CAMBREX CORPORATION                                     329,335
      23,003   CONNECTICS CORPORATION+<<                               388,981
      15,444   DIAGNOSTIC PRODUCTS CORPORATION<<                       814,362
      22,438   GEORGIA GULF CORPORATION                                540,307
      18,942   HB FULLER COMPANY                                       588,717
      21,412   IDEXX LABORATORIES INCORPORATED+                      1,432,035
      29,885   IMMUCOR INCORPORATED+                                   820,044
      16,442   MACDERMID INCORPORATED<<                                431,767
      35,772   MEDICIS PHARMACEUTICAL CORPORATION CLASS A            1,164,736
      47,355   MGI PHARMA INCORPORATED+<<                            1,103,845
       7,880   NATURES SUNSHINE PRODUCTS INCORPORATED<<                183,131
      36,679   NBTY INCORPORATED+<<                                    861,957
      15,508   NOVEN PHARMACEUTICALS INCORPORATED+                     217,112
      18,798   OM GROUP INCORPORATED+<<                                378,404
      26,843   OMNOVA SOLUTIONS INCORPORATED+                          117,304
      17,469   PAREXEL INTERNATIONAL CORPORATION+                      350,952
       5,804   PENFORD CORPORATION                                      77,600
      60,434   POLYONE CORPORATION+                                    366,230
       6,389   QUAKER CHEMICAL CORPORATION                             111,041
      10,222   SURMODICS INCORPORATED+<<                               395,489
       6,689   USANA HEALTH SCIENCES INCORPORATED+<<                   319,065
      11,310   WELLMAN INCORPORATED                                     71,592

                                                                    12,386,583
                                                                 -------------

COAL MINING - 0.91%
      50,557   MASSEY ENERGY COMPANY                                 2,581,946
      12,177   PENN VIRGINIA CORPORATION                               702,735

                                                                     3,284,681
                                                                 -------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

COMMUNICATIONS - 1.02%
      21,170   ANIXTER INTERNATIONAL INCORPORATED+               $     853,786
      12,496   AUDIOVOX CORPORATION CLASS A+<<                         174,694
      30,746   GENERAL COMMUNICATION INCORPORATED CLASS A+             304,386
      21,613   GLOBAL PAYMENTS INCORPORATED<<                        1,679,762
      16,102   J2 GLOBAL COMMUNICATIONS INCORPORATED+<<                650,843

                                                                     3,663,471
                                                                 -------------

COMPUTERS-INTERGRATED SYSTEMS - 0.09%
      19,982   AGILYSYS INCORPORATED                                   336,497
                                                                 -------------

CONSTRUCTION SPECIAL TRADE CONTRACTORS - 0.46%
      16,874   CHEMED CORPORATION                                      731,319
      10,214   EMCOR GROUP INCORPORATED+<<                             605,690
      17,678   INSITUFORM TECHNOLOGIES INCORPORATED CLASS A+           305,653

                                                                     1,642,662
                                                                 -------------

DEPOSITORY INSTITUTIONS - 7.06%
      46,537   AMEGY BANCORPORATION INCORPORATED                     1,053,132
      12,332   ANCHOR BANCORP WISCONSIN INCORPORATED                   363,547
      29,519   BANKATLANTIC BANCORP INCORPORATED CLASS A               501,528
      17,523   BANKUNITED FINANCIAL CORPORATION CLASS A                400,751
      18,554   BOSTON PRIVATE FINANCIAL HOLDINGS INCORPORATED<<        492,423
      40,512   BROOKLINE BANCORP INCORPORATED                          640,900
      20,001   CENTRAL PACIFIC FINANCIAL CORPORATION                   703,635
      30,567   CHITTENDEN CORPORATION                                  810,325
      25,140   COMMERCIAL FEDERAL CORPORATION                          858,280
      19,906   COMMUNITY BANK SYSTEM INCORPORATED                      449,876
      18,329   DIME COMMUNITY BANCSHARES                               269,803
      13,740   DOWNEY FINANCIAL CORPORATION<<                          836,766
      36,742   EAST WEST BANCORP INCORPORATED                        1,250,698
      53,154   FIRST BANCORP PUERTO RICO                               899,366
      29,848   FIRST MIDWEST BANCORP INCORPORATED                    1,111,540
      15,096   FIRST REPUBLIC BANK                                     531,832
      10,880   FIRSTFED FINANCIAL CORPORATION+                         585,453
      22,931   FLAGSTAR BANCORP INCORPORATED                           369,189
      25,421   GOLD BANC CORPORATION INCORPORATED                      378,773
      29,233   HUDSON UNITED BANCORP                                 1,237,433
      11,641   IRWIN FINANCIAL CORPORATION                             237,360
      18,111   MAF BANCORP INCORPORATED                                742,551
      12,935   NARA BANK NATIONAL ASSOCIATION                          193,378
      11,432   PRIVATEBANCORP INCOPORATED                              391,889
      14,130   PROSPERITY BANCSHARES INCORPORATED                      427,432
      21,647   PROVIDENT BANKSHARES CORPORATION                        752,883
      45,426   REPUBLIC BANCORP INCORPORATED                           642,324
      48,972   SOUTH FINANCIAL GROUP INCORPORATED                    1,314,408
      29,820   STERLING BANCSHARES INCORPORATED                        438,652
      22,786   STERLING FINANCIAL CORPORATION                          513,824
      30,732   SUSQUEHANNA BANCSHARES INCORPORATED                     738,797

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES         SECURITY NAME                                         VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
      49,361   TRUSTCO BANK CORPORATION NY<<                     $     618,493
      60,354   UCBH HOLDINGS INCORPORATED                            1,105,685
      29,254   UMPQUA HOLDINGS CORPORATION                             711,457
      24,557   UNITED BANKSHARES INCORPORATED                          858,267
      41,600   WHITNEY HOLDING CORPORATION                           1,124,864
      15,573   WINTRUST FINANCIAL CORPORATION                          782,699

                                                                    25,340,213
                                                                 -------------

DURABLE GOODS - CONSUMER - 0.04%
      14,160   STURM RUGER & COMPANY INCORPORATED                      130,272
                                                                 -------------

EATING & DRINKING PLACES - 2.02%
      23,061   CEC ENTERTAINMENT INCORPORATED+<<                       732,417
      12,831   IHOP CORPORATION                                        522,735
      23,372   JACK IN THE BOX INCORPORATED+<<                         699,057
      10,917   LANDRY'S RESTAURANTS INCORPORATED                       319,868
      11,810   LONE STAR STEAKHOUSE & SALOON INCORPORATED              307,060
      14,677   O'CHARLEYS INCORPORATED+                                210,028
      17,295   P.F. CHANG'S CHINA BISTRO INCORPORATED+<<               775,335
       8,001   PAPA JOHNS INTERNATIONAL INCORPORATED+<<                401,010
      22,345   RARE HOSPITALITY INTERNATIONAL INCORPORATED+            574,267
       9,449   RED ROBIN GOURMET BURGERS INCORPORATED+<<               433,142
      27,566   RYAN'S RESTAURANT GROUP INCORPORATED+                   321,695
      39,384   SONIC CORPORATION+<<                                  1,077,152
      18,323   STEAK N SHAKE COMPANY+<<                                332,562
      35,635   TRIARC COMPANIES INCORPORATED CLASS B<<                 544,147

                                                                     7,250,475
                                                                 -------------

ELECTRIC, GAS & SANITARY SERVICES - 4.88%
      19,727   ALLETE INCORPORATED                                     903,694
      11,036   AMERICAN STATES WATER COMPANY                           369,265
      52,852   ATMOS ENERGY CORPORATION<<                            1,493,069
      31,922   AVISTA CORPORATION                                      619,287
       7,489   CASCADE NATURAL GAS CORPORATION<<                       163,036
       8,075   CENTRAL VERMONT PUBLIC SERVICE                          141,313
       8,915   CH ENERGY GROUP INCORPORATED                            423,284
      32,837   CLECO CORPORATION                                       774,296
      31,537   EL PASO ELECTRIC COMPANY+                               657,546
      48,201   ENERGEN CORPORATION                                   2,085,175
       3,422   GREEN MOUNTAIN POWER CORPORATION                        112,686
      13,907   LACLEDE GROUP INCORPORATED                              451,838
      18,083   NEW JERSEY RESOURCES                                    831,456
      18,137   NORTHWEST NATURAL GAS COMPANY                           675,059
      50,380   PIEDMONT NATURAL GAS COMPANY<<                        1,268,065
      64,461   SOUTHERN UNION COMPANY                                1,661,152
      25,203   SOUTHWEST GAS CORPORATION                               690,310
      68,741   UGI CORPORATION                                       1,935,059
       8,507   UIL HOLDINGS CORPORATION                                445,001

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
   22,828   UNISOURCE ENERGY CORPORATION                         $      758,803
   30,872   WASTE CONNECTIONS INCORPORATED+<<                         1,082,990

                                                                     17,542,384
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
   EXCEPT COMPUTER EQUIPMENT - 6.13%
   16,698   ACTEL CORPORATION+                                          241,453
   29,253   ACUITY BRANDS INCORPORATED<<                                867,936
   73,993   ADAPTEC INCORPORATED+<<                                     283,393
   18,597   ADVANCED ENERGY INDUSTRIES INCORPORATED+                    200,104
   49,118   AEROFLEX INCORPORATED+                                      459,744
   13,230   AO SMITH CORPORATION                                        377,055
   15,893   APPLICA INCORPORATED+                                        26,541
    7,558   APPLIED SIGNAL TECHNOLOGY INCORPORATED                      144,207
   26,135   ARTESYN TECHNOLOGIES INCORPORATED+                          243,055
   24,783   ATMI INCORPORATED+                                          768,273
   18,558   BALDOR ELECTRIC COMPANY                                     470,445
    7,623   BEL FUSE INCORPORATED CLASS B                               277,706
   27,510   BENCHMARK ELECTRONICS INCORPORATED+                         828,601
   16,685   C&D TECHNOLOGIES INCORPORATED                               157,006
   31,455   C-COR INCORPORATED+                                         212,321
    6,777   CATAPULT COMMUNICATIONS CORPORATION+                        124,290
   16,151   CERADYNE INCORPORATED+                                      592,419
   24,941   CHECKPOINT SYSTEMS INCORPORATED+                            591,601
   12,716   COMTECH TELECOMMUNICATIONS CORPORATION+                     527,333
   23,987   CTS CORPORATION                                             290,243
   10,193   CUBIC CORPORATION<<                                         174,504
   23,344   CYMER INCORPORATED+                                         731,134
   13,346   DIONEX CORPORATION+                                         724,020
   21,180   DITECH COMMUNICATIONS CORPORATION+<<                        142,753
   18,846   DSP GROUP INCORPORATED+                                     483,588
   18,853   ELECTRO SCIENTIFIC INDUSTRIES INCORPORATED+<<               421,553
   23,303   ESS TECHNOLOGY INCORPORATED+                                 82,726
   23,001   EXAR CORPORATION+<<                                         322,474
   14,216   GREATBATCH INCORPORATED+                                    390,087
   48,374   HARMONIC INCORPORATED+<<                                    281,537
   17,188   HELIX TECHNOLOGY CORPORATION                                253,523
   16,869   HUTCHINSON TECHNOLOGY INCORPORATED+<<                       440,618
   13,722   INTER-TEL INCORPORATED                                      288,162
   14,768   LITTELFUSE INCORPORATED+                                    415,424
   18,801   MAGNETEK INCORPORATED+                                       63,547
   13,802   MERCURY COMPUTER SYSTEMS INCORPORATED+                      362,302
   24,575   METHODE ELECTRONICS                                         283,104
   41,229   MICROSEMI CORPORATION+<<                                  1,052,989
   22,601   MOOG INCORPORATED CLASS A+                                  667,167
    3,097   NATIONAL PRESTO INDUSTRIES INCORPORATED                     132,583
   13,158   PARK ELECTROCHEMICAL CORPORATION                            350,661
   17,354   PERICOM SEMICONDUCTOR+                                      153,409
   27,144   PHOTRONICS INCORPORATED+<<                                  526,594

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
  EXCEPT COMPUTER EQUIPMENT (CONTINUED)
   19,380   POWER INTEGRATIONS INCORPORATED+                     $      421,515
   19,131   REGAL-BELOIT CORPORATION                                    620,610
   10,690   ROGERS CORPORATION+                                         413,703
   10,291   SBS TECHNOLOGIES INCORPORATED+                               99,102
  104,183   SKYWORKS SOLUTIONS INCORPORATED+                            731,365
   13,640   STANDARD MICROSYSTEMS CORPORATION+                          407,972
    7,631   SUPERTEX INCORPORATED+                                      228,854
   30,554   SYMMETRICOM INCORPORATED+                                   236,488
   15,906   SYNAPTICS INCORPORATED+<<                                   299,033
   26,664   TECHNITROL INCORPORATED                                     408,492
    8,656   TOLLGRADE COMMUNICATIONS INCORPORATED+                       73,230
   24,467   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES INCORPORATED+   1,036,667
   14,727   VIASAT INCORPORATED+                                        377,748
   12,657   VICOR CORPORATION                                           191,754
   18,554   ZIX CORPORATION+<<                                           37,108

                                                                     22,011,826
                                                                 --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
  SERVICES - 1.92%
   21,813   AMERICAN HEALTHCORP+<<                                      924,871
    8,190   CDI CORPORATION                                             241,932
   12,556   MAXMUS INCORPORATED                                         448,877
   32,968   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+          1,895,990
   27,860   PRG-SCHULTZ INTERNATIONAL INCORPORATED+                      83,859
   28,794   REGENERON PHARMACEUTICAL INCORPORATED+<<                    273,255
   12,055   SFBC INTERNATIONAL INCORPORATED+                            535,121
   37,502   TETRA TECH INCORPORATED+                                    630,784
   28,115   URS CORPORATION+                                          1,135,565
   27,463   WATSON WYATT & COMPANY HOLDINGS                             740,128

                                                                      6,910,382
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
  EQUIPMENT - 1.95%
   23,036   APTARGROUP INCORPORATED                                   1,147,423
   38,229   COMMERCIAL METALS COMPANY                                 1,289,846
   17,086   GRIFFON CORPORATION+<<                                      420,316
   19,800   MASOTECH ESCROW INCORPORATED+                                     0
    8,377   MATERIAL SCIENCES CORPORATION+                              126,241
    9,785   MOBILE MINI INCORPORATED+<<                                 424,180
   13,946   NCI BUILDING SYSTEMS INCORPORATED+<<                        568,857
   51,895   SHAW GROUP INCORPORATED+                                  1,279,731
   24,003   SIMPSON MANUFACTURING COMPANY INCORPORATED<<                939,477
   10,758   VALMONT INDUSTRIES INCORPORATED                             315,855
   16,682   WATTS WATER TECHNOLOGIES INCORPORATED                       481,276

                                                                      6,993,202
                                                                 --------------

FINANCE COMPANIES - 0.03%
   13,764   REWARDS NETWORK INCORPORATED+                                94,008
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

FOOD & KINDRED PRODUCTS - 1.30%
   12,124   AMERICAN ITALIAN PASTA COMPANY CLASS A<<             $      129,242
   49,211   CORN PRODUCTS INTERNATIONAL INCORPORATED                    992,586
   34,283   FLOWERS FOODS INCORPORATED                                  935,240
    4,440   J & J SNACK FOODS CORPORATION                               256,632
   19,716   LANCE INCORPORATED                                          344,241
    9,149   PEET'S COFFEE & TEA INCORPORATED+<<                         280,142
   19,517   RALCORP HOLDINGS INCORPORATED+                              818,153
    9,523   SANDERSON FARMS INCORPORATED                                353,875
   20,259   TREEHOUSE FOODS INCORPORATED+<<                             544,562

                                                                      4,654,673
                                                                 --------------

FOOD STORES - 0.38%
   11,158   GREAT ATLANTIC & PACIFIC TEA COMPANY INCORPORATED+<<        316,441
   20,368   PANERA BREAD COMPANY+<<                                   1,042,434

                                                                      1,358,875
                                                                 --------------

FURNITURE & FIXTURES - 0.50%
    7,756   BASSETT FURNITURE INDUSTRIES INCORPORATED<<                 144,417
   23,348   ETHAN ALLEN INTERIORS INCORPORATED                          731,960
   34,074   LA-Z-BOY INCORPORATED<<                                     449,436
   23,714   SELECT COMFORT CORPORATION+<<                               473,805

                                                                      1,799,618
                                                                 --------------

GENERAL MERCHANDISE STORES - 0.55%
   33,065   CASEY'S GENERAL STORES                                      767,108
   26,206   FRED'S INCORPORATED                                         327,837
   19,888   SHOPKO STORES INCORPORATED+                                 507,542
   17,583   STEIN MART INCORPORATED                                     356,935

                                                                      1,959,422
                                                                 --------------

HEALTH SERVICES - 2.33%
   10,266   AMEDISYS INCORPORATED+<<                                    400,374
   19,492   AMSURG CORPORATION+                                         533,301
   13,804   CROSS COUNTRY HEALTHCARE INCORPORATED+                      256,202
   14,151   CRYOLIFE INCORPORATED+                                       98,349
   17,967   ENZO BIOCHEM INCORPORATED+<<                                275,973
   15,315   GENTIVA HEALTH SERVICES INCORPORATED+                       277,508
   43,070   HOOPER HOLMES INCORPORATED                                  169,265
   11,503   LABONE INCORPORATED+                                        500,381
   13,512   LCA-VISION INCORPORATED                                     501,547
   22,065   NAUTILUS GROUP INCORPORATED<<                               486,975
   22,731   ODYSSEY HEALTHCARE INCORPORATED+                            385,745
   15,605   PEDIATRIX MEDICAL GROUP INCORPORATED+                     1,198,776
   11,040   REHABCARE GROUP INCORPORATED+                               226,541
   16,684   SIERRA HEALTH SERVICES INCORPORATED+<<                    1,149,027
   11,734   SUNRISE SENIOR LIVING INCORPORATED+<<                       783,127
   29,043   UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED+      1,135,872

                                                                      8,378,963
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

HOLDING & OTHER INVESTMENT OFFICES - 3.17%
    8,603   4KIDS ENTERTAINMENT INCORPORATED+                    $      149,606
   20,682   ACADIA REALTY TRUST                                         372,069
   27,088   CAPITAL AUTOMOTIVE                                        1,048,577
   29,229   COLONIAL PROPERTIES TRUST<<                               1,300,106
   35,437   COMMERCIAL NET LEASE REALTY INCORPORATED                    708,740
   14,478   EASTGROUP PROPERTIES INCORPORATED<<                         633,413
   17,019   ENTERTAINMENT PROPERTIES TRUST                              759,558
   15,185   ESSEX PROPERTY TRUST INCORPORATED                         1,366,650
   19,319   GABLES RESIDENTIAL TRUST                                    843,274
   23,827   GLENBOROUGH REALTY TRUST INCORPORATED                       457,478
   19,025   KILROY REALTY CORPORATION                                 1,065,971
    9,282   PARKWAY PROPERTIES INCORPORATED                             435,511
   30,773   SHURGARD STORAGE CENTERS INCORPORATED                     1,719,288
   10,836   SOVRAN SELF STORAGE INCORPORATED                            530,422

                                                                     11,390,663
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.85%
   19,304   BELL MICROPRODUCTS INCORPORATED+                            193,619
   14,486   COST PLUS INCORPORATED+                                     262,921
    7,680   ELECTRONICS BOUTIQUE HOLDINGS CORPORATION+                  482,611
   17,088   GUITAR CENTER INCORPORATED+<<                               943,428
   14,929   HAVERTY FURNITURE COMPANIES INCORPORATED                    182,582
   29,789   LINENS `N THINGS INCORPORATED+<<                            795,366
   16,850   MOVIE GALLERY INCORPORATED<<                                175,072

                                                                      3,035,599
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.28%
   23,424   AZTAR CORPORATION+                                          721,694
   14,183   MARCUS CORPORATION<<                                        284,227

                                                                      1,005,921
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.01%
   11,373   ASTEC INDUSTRIES INCORPORATED+                              322,880
   11,657   ASV INCORPORATED+<<                                         264,031
   66,126   AXCELIS TECHNOLOGIES INCORPORATED+                          345,178
   11,234   BLACK BOX CORPORATION                                       471,379
   33,934   BRIGGS & STRATTON CORPORATION<<                           1,173,777
   29,882   BROOKS AUTOMATION INCORPORATED+<<                           398,327
    4,837   DRIL-QUIP INCORPORATED+                                     232,176
   27,483   ENGINEERED SUPPORT SYSTEMS INCORPORATED                   1,127,902
   13,778   ENPRO INDUSTRIES INCORPORATED+                              464,181
   15,445   FEDDERS CORPORATION<<                                        33,052
   16,980   GARDNER DENVER INCORPORATED+                                757,308
   15,172   GLOBAL IMAGING SYSTEMS INCORPORATED+                        516,607
   12,835   HYDRIL COMPANY+                                             880,994
   33,966   IDEX CORPORATION                                          1,445,253
   33,528   JLG INDUSTRIES INCORPORATED<<                             1,226,790
   18,504   KAYDON CORPORATION<<                                        525,699

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT
   (CONTINUED)
   34,161   KULICKE & SOFFA INDUSTRIES INCORPORATED+<<           $      247,667
   32,844   LENNOX INTERNATIONAL INCORPORATED<<                         900,254
    7,575   LINDSAY MANUFACTURING COMPANY                               166,726
   19,809   MANITOWOC COMPANY INCORPORATED                              995,402
   25,283   MICROS SYSTEMS INCORPORATED+                              1,106,131
   32,827   MILACRON INCORPORATED+<<                                     58,432
   21,464   NETGEAR INCORPORATED+<<                                     516,424
   19,204   NYFIX INCORPORATED+<<                                       110,807
   24,072   PAXAR CORPORATION+                                          405,613
    9,716   PLANAR SYSTEMS INCORPORATED+                                 79,866
    7,608   ROBBINS & MYERS INCORPORATED                                171,028
    8,330   SCANSOURCE INCORPORATED+                                    406,004
   27,661   TORO COMPANY                                              1,016,818
   15,825   ULTRATECH INCORPORATED+                                     246,712
   15,495   WATSCO INCORPORATED                                         822,939
    6,485   WOODWARD GOVERNOR COMPANY                                   551,549

                                                                     17,987,906
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.24%
   23,462   HILB, ROGAL & HAMILTON COMPANY                              875,602
                                                                 --------------

INSURANCE CARRIERS - 3.24%
   33,779   AMERIGROUP CORPORATION+                                     645,855
   27,954   CENTENE CORPORATION+                                        699,689
   18,650   DELPHI FINANCIAL GROUP INCORPORATED CLASS A                 872,820
   43,027   FREMONT GENERAL CORPORATION                                 939,279
   13,617   INFINITY PROPERTY AND CASUALTY CORPORATION                  477,821
   11,880   LANDAMERICA FINANCIAL GROUP INCORPORATED<<                  768,042
   12,126   PHILADELPHIA CONSOLIDATED HOLDING CORPORATION+            1,029,497
   14,117   PRESIDENTIAL LIFE CORPORATION                               254,106
   20,376   PROASSURANCE CORPORATION+<<                                 950,948
   14,071   RLI CORPORATION                                             650,924
    6,557   SCPIE HOLDINGS INCORPORATED+                                 93,765
   18,670   SELECTIVE INSURANCE GROUP INCORPORATED                      912,963
   19,145   STEWART & STEVENSON SERVICES CORPORATION                    456,608
   11,928   STEWART INFORMATION SERVICES CORPORATION<<                  610,714
   11,173   UNITED FIRE & CASUALTY COMPANY                              504,014
   23,054   UNITED INSURANCE COMPANIES INCORPORATED                     829,944
   15,102   ZENITH NATIONAL INSURANCE CORPORATION<<                     946,744

                                                                     11,643,733
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 0.41%
   12,110   BROWN SHOE COMPANY INCORPORATED                             399,630
   14,961   GENESCO INCORPORATED+                                       557,147
   17,019   K-SWISS INCORPORATED                                        503,252

                                                                      1,460,029
                                                                 --------------

LEGAL SERVICES - 0.07%
    6,704   PRE-PAID LEGAL SERVICES INCORPORATED<<                      259,445
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.56%
   49,810   CHAMPION ENTERPRISES INCORPORATED+<<                 $      736,191
    9,369   COACHMEN INDUSTRIES INCORPORATED                            107,650
    8,057   DELTIC TIMBER CORPORATION                                   371,025
    4,470   SKYLINE CORPORATION                                         181,661
   10,584   UNIVERSAL FOREST PRODUCTS                                   606,675

                                                                      2,003,202
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 9.06%
   13,214   ADVANCED NEUROMODULATION SYSTEMS INCORPORATED+              627,136
   45,565   AMERICAN MEDICAL SYSTEMS HOLDINGS INCORPORATED+             918,135
    9,027   ANALOGIC CORPORATION                                        455,051
   19,323   ARMOR HOLDINGS INCORPORATED+<<                              831,082
   16,244   ARTHROCARE CORPORATION+<<                                   653,334
   15,112   BIOLASE TECHNOLOGY INCORPORATED<<                           107,749
   11,349   BIOSITE INCORPORATED+<<                                     702,049
   20,482   COHERENT INCORPORATED+                                      599,713
   14,305   COHU INCORPORATED                                           338,313
   19,430   CONMED CORPORATION+                                         541,708
   29,058   COOPER COMPANIES INCORPORATED                             2,226,133
   14,404   CYBERONICS INCORPORATED+<<                                  429,815
    8,079   DATASCOPE CORPORATION                                       250,611
   14,364   DJ ORTHOPEDICS INCORPORATED+                                415,694
   18,347   DRS TECHNOLOGIES INCORPORATED                               905,608
    9,688   EDO CORPORATION                                             290,931
   16,650   ESTERLINE TECHNOLOGIES CORPORATION+<<                       630,868
   16,384   FEI COMPANY+                                                315,392
   45,772   FLIR SYSTEMS INCORPORATED+<<                              1,353,936
   32,203   FOSSIL INCORPORATED+                                        585,773
   17,330   HAEMONETICS CORPORATION+                                    823,695
   14,493   HOLOGIC INCORPORATED+                                       836,971
    9,109   ICU MEDICAL INCORPORATED+<<                                 261,975
   46,227   INPUT OUTPUT INCORPORATED+<<                                368,891
   12,027   INTEGRA LIFESCIENCES HOLDINGS+<<                            460,153
   16,996   INTERMAGNETICS GENERAL CORPORATION+                         474,868
   20,834   INVACARE CORPORATION                                        868,153
   15,902   ITRON INCORPORATED+                                         726,085
    9,405   KEITHLEY INSTRUMENTS INCORPORATED                           137,313
    6,566   KENSEY NASH CORPORATION+<<                                  201,314
   45,365   KOPIN CORPORATION+                                          315,287
   11,183   MEADE INSTRUMENTS CORPORATION+                               29,747
   24,685   MENTOR CORPORATION                                        1,357,922
   17,733   MERIT MEDICAL SYSTEMS INCORPORATED+                         314,583
   13,014   MTS SYSTEMS CORPORATION                                     491,539
   11,312   OSTEOTECH INCORPORATED+                                      64,818
   11,173   PHOTON DYNAMICS INCORPORATED+                               213,963
   15,852   POLYMEDICA CORPORATION                                      553,869
   11,366   POSSIS MEDICAL INCORPORATED+                                124,571
   23,143   RESMED INCORPORATED+<<                                    1,843,340

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
  MEDICAL & OPTICAL GOODS (CONTINUED)
     47,363   RESPIRONICS INCORPORATED+                          $    1,997,771
     56,292   ROPER INDUSTRIES INCORPORATED                           2,211,713
      9,348   RUDOLPH TECHNOLOGIES INCORPORATED+<<                      125,918
     16,045   SONIC SOLUTIONS+<<                                        344,968
     26,543   SYBRON DENTAL SPECIALTIES INCORPORATED+                 1,103,658
     21,918   TELEDYNE TECHNOLOGIES INCORPORATED+                       755,513
     21,020   THERAGENICS CORPORATION+                                   62,009
     35,255   TRIMBLE NAVIGATION LIMITED+                             1,187,741
     17,526   VEECO INSTRUMENTS INCORPORATED+<<                         281,117
     20,764   VIASYS HEALTHCARE INCORPORATED+                           518,892
      3,720   VITAL SIGNS INCORPORATED                                  171,455
     12,118   X-RITE INCORPORATED                                       150,263

                                                                     32,559,106
                                                                 --------------

MEMBERSHIP ORGANIZATIONS - 0.06%
     56,981   ALLIANCE ONE INTERNATIONAL                                201,713
                                                                 --------------

METAL MINING - 0.35%
     14,393   CLEVELAND CLIFFS INCORPORATED<<                         1,253,774
                                                                 --------------

MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.63%
     14,464   AMCOL INTERNATIONAL CORPORATION                           275,829
     31,012   FLORIDA ROCK INDUSTRIES INCORPORATED<<                  1,987,559

                                                                      2,263,388
                                                                 --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.53%
     10,284   DAKTRONICS INCORPORATED<<                                 246,610
     17,556   JAKKS PACIFIC INCORPORATED+                               284,934
     31,307   K2 INCORPORATED+                                          356,900
     10,632   LYDALL INCORPORATED+                                       94,944
      7,807   RUSS BERRIE AND COMPANY INCORPORATED                      110,235
     22,918   SHUFFLE MASTER INCORPORATED+<<                            605,723
      7,313   STANDEX INTERNATIONAL CORPORATION                         192,551

                                                                      1,891,897
                                                                 --------------

MISCELLANEOUS RETAIL - 1.51%
     12,216   ACTION PERFORMANCE COMPANIES INCORPORATED<<               152,700
     19,232   CASH AMERICA INTERNATIONAL INCORPORATED                   399,064
     34,104   GAMESTOP CORPORATION - CLASS B+                           968,213
     12,582   HANCOCK FABRICS INCORPORATED                               84,677
     23,481   HIBBETT SPORTING GOODS INCORPORATED+                      522,452
     13,360   J JILL GROUP INCORPORATED+                                211,355
     15,245   JO ANN STORES INCORPORATED+<<                             263,738
     17,563   LONGS DRUG STORES CORPORATION                             753,277
     24,394   SPECTRUM BRANDS INCORPORATED+                             574,479
     17,759   WORLD FUEL SERVICES CORPORATION                           576,280
     33,669   ZALE CORPORATION+                                         915,123

                                                                      5,421,358
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

MOTION PICTURES - 0.31%
     27,177   AVID TECHNOLOGY INCORPORATED+                      $    1,125,128
                                                                 --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.09%
     16,719   ARKANSAS BEST CORPORATION                                 582,992
     20,801   FORWARD AIR CORPORATION                                   766,309
     29,636   HEARTLAND EXPRESS INCORPORATED<<                          602,796
     38,504   LANDSTAR SYSTEM INCORPORATED                            1,541,315
     12,419   OLD DOMINION FREIGHT LINE+<<                              415,912

                                                                      3,909,324
                                                                 --------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 0.21%
     11,481   FINANCIAL FEDERAL CORPORATION<<                           456,944
     12,255   WORLD ACCEPTANCE CORPORATION+                             311,399

                                                                        768,343
                                                                 --------------

OIL & GAS EXTRACTION - 6.47%
      8,750   ATWOOD OCEANICS INCORPORATED+                             736,837
     32,193   CABOT OIL AND GAS CORPORATION                           1,626,043
     25,499   CAL DIVE INTERNATIONAL INCORPORATED+                    1,616,892
     53,984   CIMAREX ENERGY COMPANY+<<                               2,447,095
     17,261   OCEANEERING INTERNATIONAL INCORPORATED+                   921,910
     10,911   PETROLEUM DEVELOPMENT CORPORATION+                        418,328
     15,458   REMINGTON OIL & GAS CORPORATION+                          641,507
     37,127   SAINT MARY LAND & EXPLORATION COMPANY                   1,358,848
     13,554   SEACOR SMIT INCORPORATED+<<                               983,749
     53,955   SOUTHWESTERN ENERGY COMPANY+                            3,960,297
     17,738   SPINNAKER EXPLORATION COMPANY+                          1,147,471
     17,714   STONE ENERGY CORPORATION+<<                             1,081,262
     18,808   SWIFT ENERGY COMPANY+<<                                   860,466
     22,426   TETRA TECH INCORPORATED+                                  700,140
     30,163   UNIT CORPORATION+                                       1,667,411
     22,264   VERITAS DGC INCORPORATED+                                 815,308
     36,126   VINTAGE PETROLEUM INCORPORATED                          1,649,513
     18,485   W-H ENERGY SERVICES INCORPORATED+                         599,284

                                                                     23,232,361
                                                                 --------------

PAPER & ALLIED PRODUCTS - 0.58%
     21,756   BUCKEYE TECHNOLOGIES INCORPORATED+                        176,659
     18,930   CARAUSTAR INDUSTRIES INCORPORATED+                        207,851
     12,961   CHESAPEAKE CORPORATION                                    238,353
      9,710   NEENAH PAPER INCORPORATED<<                               284,503
     10,727   POPE & TALBOT INCORPORATED                                109,523
     20,492   ROCK-TENN COMPANY CLASS A<<                               309,429
      9,991   SCHWEITZER MANDUIT INTERNATIONAL INCORPORATED             222,999
      8,334   STANDARD REGISTER COMPANY                                 124,593
     33,854   WAUSAU PAPER CORPORATION                                  423,514

                                                                      2,097,424
                                                                 --------------

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

PERSONAL SERVICES - 0.29%
      6,101   ANGELICA CORPORATION                               $      108,903
     16,769   COINSTAR INCORPORATED+<<                                  310,394
      4,506   CPI CORPORATION                                            79,260
     13,869   G & K SERVICES INCORPORATED CLASS A                       546,300

                                                                      1,044,857
                                                                 --------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.94%
     11,876   ELKCORP                                                   424,805
     36,862   FRONTIER OIL CORPORATION                                1,634,830
     27,338   HEADWATERS INCORPORATED+<<                              1,022,441
     10,969   WD-40 COMPANY                                             290,788

                                                                      3,372,864
                                                                 --------------

PHARMACEUTICALS - 0.04%
     39,975   SAVIENT PHARMACEUTICALS INCORPORATED+                     150,706
                                                                 --------------

PRIMARY METAL INDUSTRIES - 2.62%
     20,322   ALERIS INTERNATIONAL INCORPORATED+                        557,839
     30,192   BELDEN CDT INCORPORATED                                   586,630
     12,646   BRUSH ENGINEERED MATERIALS INCORPORATED+                  200,818
     14,337   CARPENTER TECHNOLOGY CORPORATION                          840,292
     15,013   CENTURY ALUMINUM COMPANY+                                 337,492
     14,999   CHAPARRAL STEEL COMPANY+<<                                378,275
     14,256   CURTISS-WRIGHT CORPORATION                                879,738
     19,735   LONE STAR TECHNOLOGIES INCORPORATED+                    1,097,069
     28,267   MAVERICK TUBE CORPORATION+<<                              848,010
     24,078   MUELLER INDUSTRIES INCORPORATED                           668,646
     16,619   QUANEX CORPORATION                                      1,100,510
     15,019   RTI INTERNATIONAL METALS INCORPORATED+<<                  590,998
      7,309   STEEL TECHNOLOGIES INCORPORATED                           189,522
     14,917   TEXAS INDUSTRIES INCORPORATED                             811,485
     18,292   TREDEGAR CORPORATION                                      237,979
      9,900   WOLVERINE TUBE INCORPORATED+                               74,250

                                                                      9,399,553
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.45%
     22,421   BOWNE & COMPANY INCORPORATED                              320,396
      7,793   CONSOLIDATED GRAPHICS INCORPORATED+                       335,489
     18,524   JOHN H. HARLAND COMPANY                                   822,465
      7,142   THOMAS NELSON INCORPORATED                                133,984

                                                                      1,612,334
                                                                 --------------

RAILROAD TRANSPORTATION - 0.35%
     53,953   KANSAS CITY SOUTHERN+<<                                 1,257,644
                                                                 --------------

REAL ESTATE - 0.70%
     15,082   MERITAGE CORPORATION+<<                                 1,156,186
     37,064   NEW CENTURY FINANCIAL CORPORATION<<                     1,344,311

                                                                      2,500,497
                                                                 --------------


166

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PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

REAL ESTATE INVESTMENT TRUST (REIT) - 0.22%
     34,072   LEXINGTON CORPORATE PROPERTIES TRUST<<             $      802,396
                                                                 --------------

RETAIL, TRADE & SERVICES - 0.35%
     35,446   MEN'S WEARHOUSE INCORPORATED+                             946,408
     23,860   STRIDE RITE CORPORATION                                   305,885

                                                                      1,252,293
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.10%
     20,130   A. SCHULMAN INCORPORATED                                  361,333
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
  SERVICES - 0.38%
     27,669   INVESTMENT TECHNOLOGY GROUP INCORPORATED+                 819,003
     13,162   PIPER JAFFRAY COMPANIES INCORPORATED+                     393,017
     10,296   SWS GROUP INCORPORATED                                    168,854

                                                                      1,380,874
                                                                 --------------

SOFTWARE - 0.14%
      8,371   EPIQ SYSTEMS INCORPORATED+                                182,655
     11,687   MANTECH INTERNATIONAL CORPORATION CLASS A+                308,654

                                                                        491,309
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.36%
     18,302   APOGEE ENTERPRISES INCORPORATED                           312,964
     12,986   CARBO CERAMICS INCORPORATED<<                             856,946
      9,169   LIBBEY INCORPORATED<<                                     139,369

                                                                      1,309,279
                                                                 --------------

TELEPHONE SERVICES - 0.15%
     14,331   COMMONWEALTH TELEPHONE ENTERPRISES INCORPORATED           540,279
                                                                 --------------

TEXTILE MILL PRODUCTS - 0.62%
     20,926   ALBANY INTERNATIONAL CORPORATION CLASS A                  771,542
     31,426   INTERFACE INCORPORATED+                                   259,579
      9,220   OXFORD INDUSTRIES INCORPORATED                            416,006
     37,883   WOLVERINE WORLD WIDE INCORPORATED                         797,437

                                                                      2,244,564
                                                                 --------------

TRANSPORTATION BY AIR - 0.71%
     21,198   EGL INCORPORATED+                                         575,526
     23,791   FRONTIER AIRLINES INCORPORATED+                           232,676
     19,021   MESA AIR GROUP INCORPORATED+<<                            156,923
     15,335   OFFSHORE LOGISTICS INCORPORATED+                          567,395
     38,046   SKYWEST INCORPORATED                                    1,020,394

                                                                      2,552,914
                                                                 --------------

TRANSPORTATION EQUIPMENT - 2.38%
     21,436   AAR CORPORATION+                                          368,270
      8,583   ARCTIC CAT INCORPORATED                                   176,295
     33,924   CLARCOR INCORPORATED                                      974,297
     37,143   FLEETWOOD ENTERPRISES INCORPORATED+<<                     456,859

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

TRANSPORTATION EQUIPMENT (CONTINUED)
     35,987   GENCORP INCORPORATED+<<                            $      671,158
     14,003   GROUP 1 AUTOMOTIVE INCORPORATED+                          386,483
     17,468   MONACO COACH CORPORATION                                  257,478
     48,228   OSHKOSH TRUCK CORPORATION                               2,081,520
     27,730   POLARIS INDUSTRIES INCORPORATED<<                       1,374,022
      8,353   STANDARD MOTOR PRODUCTS INCORPORATED                       67,743
     15,052   SUPERIOR INDUSTRIES INTERNATIONAL INCORPORATED            323,919
     10,463   TRIUMPH GROUP INCORPORATED+                               388,910
     20,555   WABASH NATIONAL CORPORATION                               404,111
     21,654   WINNEBAGO INDUSTRIES INCORPORATED<<                       627,316

                                                                      8,558,381
                                                                 --------------

TRANSPORTATION SERVICES - 0.03%
     11,607   PEGASUS SOLUTIONS INCORPORATED+                           104,231
                                                                 --------------

WATER TRANSPORTATION - 0.23%
     16,561   KIRBY CORPORATION+                                        818,610
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.73%
     20,024   HAIN CELESTIAL GROUP INCORPORATED+                        388,466
     20,560   MYERS INDUSTRIES INCORPORATED                             239,318
      8,424   NASH FINCH COMPANY                                        355,409
     24,624   PERFORMANCE FOOD GROUP COMPANY+<<                         777,133
     25,423   PRIORITY HEALTHCARE CORPORATION CLASS B+                  708,285
     15,045   SCHOOL SPECIALTY INCORPORATED+<<                          733,895
     21,885   TRACTOR SUPPLY COMPANY+                                   999,050
     26,998   UNITED NATURAL FOODS INCORPORATED+<<                      954,649
     21,895   UNITED STATIONERS INCORPORATED+                         1,047,895

                                                                      6,204,100
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.79%
      6,390   AM CASTLE & COMPANY                                       111,825
     16,436   APPLIED INDUSTRIAL TECHNOLOGIES INCORPORATED              589,724
     11,349   BARNES GROUP INCORPORATED                                 406,975
      9,364   BUILDING MATERIALS HOLDINGS CORPORATION<<                 872,631
      9,069   DEPARTMENT 56 INCORPORATED+<<                             113,363
     13,409   DIGI INTERNATIONAL INCORPORATED+                          143,879
     43,881   HUGHES SUPPLY INCORPORATED                              1,430,521
     10,169   IMAGISTICS INTERNATIONAL INCORPORATED+                    425,573
     32,004   INSIGHT ENTERPRISES INCORPORATED+                         595,274
     15,032   KAMAN CORPORATION CLASS A                                 307,404
     25,053   KNIGHT TRANSPORTATION INCORPORATED                        610,291
      3,027   LAWSON PRODUCTS INCORPORATED                              111,151
     26,230   OWENS & MINOR INCORPORATED                                769,851
     35,586   PEP BOYS MANNY MOE & JACK                                 492,510
     18,212   RELIANCE STEEL & ALUMINUM COMPANY                         963,961
     16,584   RYERSON TULL INCORPORATED<<                               353,239

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                           VALUE
WHOLESALE TRADE-DURABLE GOODS (CONTINUED)
     34,692   SCP POOL CORPORATION                                                               $  1,211,774
     14,779   TBC CORPORATION+                                                                        509,728

                                                                                                   10,019,674
                                                                                                 ------------

TOTAL COMMON STOCKS (COST $253,419,037)                                                           352,236,632
                                                                                                 ------------

COLLATERAL FOR SECURITIES LENDING - 17.12%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.06%
  1,933,699   SCUDDER DAILY ASSETS MONEY MARKET FUND                                                1,933,699
  1,895,328   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                       1,895,328

                                                                                                    3,829,027
                                                                                                 ------------

PRINCIPAL                                                        INTEREST RATE   MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 16.06%
$13,499,987   BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
              (MATURITY VALUE $13,504,476)                            3.99%        10/03/2005      13,499,986
  9,999,990   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
              (MATURITY VALUE $10,003,315)                            3.99         10/03/2005       9,999,990
  2,999,997   CANCARA ASSET SECURITIZATION LIMITED                    3.70         10/13/2005       2,996,847
  2,999,997   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-         3.69         10/07/2005       2,999,997
  2,999,997   CREDIT SUISSE BANK                                      3.98         05/04/2006       2,982,327
  1,999,998   ING USA ANNUITY AND LIFE INSURANCE                      4.10         06/06/2006       1,999,998
  1,999,998   KLIO II FUNDING CORPORATION                             3.79         10/25/2005       1,995,398
  2,199,998   LEGACY CAPITAL CORPORATION LLC                          3.62         10/03/2005       2,199,998
    999,999   LEHMAN BROTHERS HOLDINGS INCORPORATED                   3.99         03/16/2006         999,999
  1,999,998   LEXINGTON PARKER CAPITAL CORPORATION                    3.64         10/14/2005       1,997,698
  3,999,996   LIBERTY LIGHT US CAPITAL                                3.87         05/26/2006       4,000,316
  1,999,998   LIQUID FUNDING LIMITED                                  3.67         12/19/2005       1,999,998
  1,999,998   LIQUID FUNDING LIMITED                                  3.66         03/03/2006       1,999,998
  2,999,997   MORGAN STANLEY                                          4.02         01/13/2006       2,999,997
  2,999,997   UBS FINANCE (DELAWARE) LLC                              3.80         10/05/2005       2,999,367
  1,999,998   WHITE PINE FINANCE LLC SERIES MTN                       3.87         06/12/2006       2,000,178

                                                                                                   57,672,092
                                                                                                 ------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $61,492,379)                                       61,501,119
                                                                                                 ------------

SHARES

SHORT-TERM INVESTMENTS - 1.98%

MUTUAL FUND - 1.93%
  6,934,802   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                           6,934,802
                                                                                                 ------------

PRINCIPAL

US TREASURY BILLS - 0.05%
   $170,000   US TREASURY BILL^#                                      3.12%        11/10/2005       169,409
                                                                                                 ----------

TOTAL SHORT-TERM INVESTMENTS (COST $7,104,250)                                                    7,104,211
                                                                                                 ----------

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL CAP INDEX PORTFOLIO
--------------------------------------------------------------------------------
                                                                      VALUE

TOTAL INVESTMENTS IN SECURITIES
(COST $322,015,666)*                    117.17%                  $  420,841,962
OTHER ASSETS AND LIABILITIES, NET       (17.17)                     (61,669,853)
                                        ------                   --------------
TOTAL NET ASSETS                        100.00%                  $  359,172,109
                                        ======                   ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-   VARIABLE RATE INVESTMENTS.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.71% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $6,934,802.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $322,877,562 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

        GROSS UNREALIZED APPRECIATION                            $  119,286,254
        GROSS UNREALIZED DEPRECIATION                               (21,321,854)
                                                                 --------------
        NET UNREALIZED APPRECIATION (DEPRECIATION)               $   97,964,400

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE

COMMON STOCKS - 98.64%

ADVERTISING - 0.79%
   678,500   CENVEO INCORPORATED+<<                                $  7,036,045
                                                                   ------------

APPAREL & ACCESSORY STORES - 1.63%
   139,600   CARTER'S INCORPORATED+<<                                 7,929,280
   269,500   EDDIE BAUER HOLDINGS INCORPORATED+                       6,535,375

                                                                     14,464,655
                                                                   ------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR
  MATERIALS - 3.26%
 1,014,400   QUIKSILVER INCORPORATED+                                14,658,080
 1,362,700   SCANSOFT INCORPORATED+<<                                 7,263,191
   406,100   TOMMY HILFIGER CORPORATION+                              7,045,835

                                                                     28,967,106
                                                                   ------------

BUSINESS SERVICES - 14.35%
   183,200   ADMINISTAFF INCORPORATED<<                               7,280,368
   323,600   AQUANTIVE INCORPORATED+<<                                6,514,068
   267,800   BRINK'S COMPANY<<                                       10,995,868
   672,400   CNET NETWORKS INCORPORATED+                              9,124,468
   176,500   HYPERION SOLUTIONS CORPORATION+                          8,586,725
   527,100   INTERWOVEN INCORPORATED+                                 4,306,407
   240,000   ITURAN LOCATION & CONTROL LIMITED+                       3,156,000
   207,600   MARCHEX INCORPORATED CLASS B+                            3,437,856
 1,101,800   OPSWARE INCORPORATED+                                    5,718,342
   440,000   PACKETEER INCORPORATED+                                  5,522,000
 1,533,400   PARAMETRIC TECHNOLOGY CORPORATION+                      10,687,798
   154,700   PDF SOLUTIONS INCORPORATED+                              2,568,020
   590,200   QUEST SOFTWARE INCORPORATED+                             8,894,314
   340,700   RED HAT INCORPORATED+                                    7,219,433
   390,700   SERENA SOFTWARE INCORPORATED+                            7,786,651
 1,187,900   TIBCO SOFTWARE INCORPORATED+<<                           9,930,844
   217,400   TNS INCORPORATED+<<                                      5,271,950
   278,400   ULTIMATE SOFTWARE GROUP INCORPORATED+                    5,128,128
   599,300   VASCO DATA SECURITY INTERNATIONAL INCORPORATED+          5,435,651

                                                                    127,564,891
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 10.76%
   565,500   ALKERMES INCORPORATED+                                   9,500,400
   322,800   ANGIOTECH PHARMACEUTICALS INCORPORATED+<<                4,525,656
   300,000   COLEY PHARMACEUTICAL GROUP INCORPORATED+                 5,460,000
   401,400   DUSA PHARMACEUTICALS INCORPORATED+<<                     4,254,840
   737,000   ENDEAVOR INTERNATIONAL CORPORATION+<<                    3,685,000
   580,700   MEDICINES COMPANY+<<                                    13,361,907
   191,200   MGI PHARMA INCORPORATED+                                 4,456,872
   226,350   NEUROCRINE BIOSCIENCES INCORPORATED+                    11,134,157
   298,300   ONYX PHARMACEUTICALS INCORPORATED+                       7,451,534
   385,300   PROTEIN DESIGN LABS INCORPORATED+<<                     10,788,400
   195,800   SANTARUS INCORPORATED SANTARUS+<<                        1,215,918

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                            VALUE

CHEMICALS & ALLIED PRODUCTS (CONTINUED)
   165,200   TARO PHARMACEUTICALS INDUSTRIES+<<                    $  4,250,596
   112,700   UNITED THERAPEUTICS CORPORATION+                         7,866,460
   469,500   ZYMOGENETICS INCORPORATED+                               7,746,750

                                                                     95,698,490
                                                                   ------------

COMMUNICATIONS - 2.01%
 1,606,900   EXTREME NETWORKS INCORPORATED+                           7,150,705
   293,100   LIN TV CORPORATION CLASS A+                              4,088,745
   852,300   TIME WARNER TELECOM INCORPORATED+                        6,647,940

                                                                     17,887,390
                                                                   ------------

ELECTRIC, GAS & SANITARY SERVICES - 0.71%
   923,900   PLUG POWER INCORPORATED+                                 6,282,520
                                                                   ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
 EXCEPT COMPUTER EQUIPMENT - 12.44%
   654,100   ADVANCED ENERGY INDUSTRIES INCORPORATED+                 7,038,116
   332,300   ATHEROS COMMUNICATIONS+<<                                3,243,248
   290,500   DSP GROUP INCORPORATED+                                  7,454,230
   621,200   HEXEL CORPORATION+                                      11,361,748
 1,398,900   INTEGRATED DEVICE TECHNOLOGY INCORPORATED+<<            15,024,186
   244,200   MERCURY COMPUTER SYSTEMS INCORPORATED+<<                 6,410,250
   147,300   NICE SYSTEMS LIMITED ADR+                                6,655,014
   199,300   NOVELLUS SYSTEMS INCORPORATED+<<                         4,998,444
   260,800   PLEXUS CORPORATION+                                      4,457,072
 1,334,300   PMC-SIERRA INCORPORATED+                                11,755,183
   384,000   REGAL-BELOIT CORPORATION                                12,456,960
   549,400   TEKELEC+                                                11,509,930
   193,400   VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES
             INCORPORATED+<<                                          8,194,358

                                                                    110,558,739
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
 RELATED SERVICES - 7.85%
   204,600   CEPHALON INCORPORATED+                                   9,497,532
   271,300   CORE LABORATORIES NV+                                    8,752,138
   362,300   DIAMONDCLUSTER INTERNATIONAL INCORPORATED+               2,746,234
   338,900   DIGITAS INCORPORATED+                                    3,849,904
   214,700   GEN-PROBE INCORPORATED+                                 10,616,915
   394,800   KERYX BIOPHARMACEUTICALS INCORPORATED+                   6,222,048
   304,900   NEUROCHEM INCORPORATED+                                  3,887,475
   161,200   PHARMACEUTICAL PRODUCT DEVELOPMENT INCORPORATED+         9,270,612
   345,700   RIGEL PHARMACEUTICALS INCORPORATED+                      8,217,289
   257,300   SYMYX TECHNOLOGIES INCORPORATED+<<                       6,720,676

                                                                     69,780,823
                                                                   ------------

FURNITURE & FIXTURES - 0.45%
   335,000   TEMPUR-PEDIC INTERNATIONAL+<<                            3,966,400
                                                                   ------------

GENERAL MERCHANDISE STORES - 0.46%
   370,100   RETAIL VENTURES INCORPORATED+<<                          4,063,698
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                             VALUE

HEALTH SERVICES - 3.82%
   235,300   COMMUNITY HEALTH SYSTEMS+<<                           $  9,131,993
   913,200   HUMAN GENOME SCIENCES INCORPORATED+<<                   12,410,388
   224,800   NEKTAR THERAPEUTICS+<<                                   3,810,360
   430,600   VALEANT PHARMACEUTICALS INTERNATIONAL                    8,646,448

                                                                     33,999,189
                                                                   ------------

HOLDING & OTHER INVESTMENT OFFICES - 0.42%
   362,800   CAPITAL LEASE FUNDING INCORPORATED                       3,754,980
                                                                   ------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.73%
   252,400   TUESDAY MORNING CORPORATION<<                            6,529,588
                                                                   ------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.77%
   143,300   GAYLORD ENTERTAINMENT COMPANY+<<                         6,828,245
                                                                   ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 1.04%
   136,700   GARDNER DENVER INCORPORATED+<<                           6,096,820
   196,400   RBC BEARINGS INCORPORATED+                               3,132,580

                                                                      9,229,400
                                                                   ------------

INSURANCE CARRIERS - 1.56%
   177,900   ARGONAUT GROUP INCORPORATED+                             4,805,079
   318,600   AXIS CAPITAL HOLDINGS LIMITED                            9,083,286

                                                                     13,888,365
                                                                   ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
   PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 10.57%
   227,100   ABAXIS INCORPORATED+                                     2,963,655
   251,900   ANIMAS CORPORATION+                                      3,954,830
   255,200   ARTHROCARE CORPORATION+                                 10,264,144
   237,500   COHERENT INCORPORATED+                                   6,954,000
   207,400   ESTERLINE TECHNOLOGIES CORPORATION+                      7,858,386
   208,200   FORMFACTOR INCORPORATED+<<                               4,751,124
   374,200   ILLUMINA INCORPORATED+                                   4,793,502
 1,487,500   LTX CORPORATION+                                         6,277,250
   194,900   NOVATEL INCORPORATED+                                    5,133,666
   253,200   RUDOLPH TECHNOLOGIES INCORPORATED+<<                     3,410,604
    94,200   SONOSITE INCORPORATED+                                   2,795,856
   235,200   SYNERON MEDICAL LIMITED+<<                               8,594,208
   643,100   THORATEC LABS CORPORATION+                              11,421,456
   276,900   VITAL IMAGES INCORPORATED+<<                             6,163,794
   348,600   WRIGHT MEDICAL GROUP INCORPORATED+                       8,603,448

                                                                     93,939,923
                                                                   ------------

MISCELLANEOUS RETAIL - 3.92%
   428,800   CKX INCORPORATED+<<                                      5,390,016
   426,200   DOLLAR TREE STORES INCORPORATED+                         9,227,230
   489,700   MARVEL ENTERTAINMENT INCORPORATION+<<                    8,750,939
   353,300   WORLD FUEL SERVICES CORPORATION                         11,464,585

                                                                     34,832,770
                                                                   ------------

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WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                             VALUE

MOTION PICTURES - 0.70%
   598,200   IMAX CORPORATION+                                     $  6,239,226
                                                                   ------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.12%
   455,000   CAPITALSOURCE INCORPORATED+<<                            9,919,000
                                                                   ------------
OIL & GAS EXTRACTION - 5.23%
   362,400   BOIS D' ARC ENERGY INCORPORATED+<<                       6,236,904
   156,100   GOODRICH PETROLEUM CORPORATION+                          3,663,667
   788,300   HANOVER COMPRESSOR COMPANY+                             10,925,838
   767,800   PETROHAWK ENERGY CORPORATION+                           11,063,998
   113,400   PIONEER NATURAL RESOURCES COMPANY                        6,227,928
   497,900   WARREN RESOURCES INCORPORATED+<<                         8,339,825

                                                                     46,458,160
                                                                   ------------

PAPER & ALLIED PRODUCTS - 1.11%
 2,436,100   ABITIBI-CONSOLIDATED INCORPORATED                        9,866,205
                                                                   ------------

PRIMARY METAL INDUSTRIES - 0.92%
   264,500   ALLEGHENY TECHNOLOGIES INCORPORATED<<                    8,194,210
                                                                   ------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.38%
   220,800   VISTAPRINT LIMITED+                                      3,367,200
                                                                   ------------

RAILROAD TRANSPORTATION - 0.71%
   199,100   GENESEE & WYOMING INCORPORATED+                          6,311,470
                                                                   ------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 1.59%
   344,475   JARDEN CORPORATION+                                     14,147,588
                                                                   ------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
   SERVICES - 1.21%
   540,400   MARKETAXCESS HOLDINGS INCORPORATED+<<                    7,349,440
   121,000   REFCO INCORPORATED+                                      3,420,670

                                                                     10,770,110
                                                                   ------------

SOCIAL SERVICES - 0.51%
   149,400   PROVIDENCE SERVICE CORPORATION+<<                        4,570,146
                                                                   ------------

TRANSPORTATION BY AIR - 4.07%
   725,600   AIRTRAN HOLDINGS INCORPORATED+                           9,186,096
   256,800   CHC HELICOPTER CORPORATION                               5,523,768
   416,700   REPUBLIC AIRWAYS HOLDINGS INCORPORATED+                  5,962,977
   314,500   SKYWEST INCORPORATED                                     8,434,890
   335,100   US AIRWAYS GROUP INCORPORATED+                           7,040,451

                                                                     36,148,182
                                                                   ------------

TRANSPORTATION EQUIPMENT - 1.47%
   367,500   COMMERCIAL VEHICLE GROUP INCORPORATED+                   7,695,450
   438,700   FLEETWOOD ENTERPRISES INCORPORATED+<<                    5,396,010

                                                                     13,091,460
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY GROWTH PORTFOLIO
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                                               VALUE
WHOLESALE TRADE-DURABLE GOODS - 2.08%
     354,300  CYTYC CORPORATION+<<                                                                                   $    9,512,955
     297,100  LKQ CORPORATION+                                                                                            8,972,420

                                                                                                                         18,485,375
                                                                                                                     --------------

TOTAL COMMON STOCKS (COST $781,332,784)                                                                                 876,841,549
                                                                                                                     --------------

COLLATERAL FOR SECURITIES LENDING - 11.01%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.54%
   3,199,997  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                      3,199,997

   1,620,601  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                             1,620,601

                                                                                                                          4,820,598
                                                                                                                     --------------

                                                                                               INTEREST   MATURITY
PRINCIPAL                                                                                        RATE       DATE
COLLATERAL INVESTED IN OTHER ASSETS - 10.47%
$ 19,499,980  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT (MATURITY VALUE $19,506,464)           3.99%   10/03/2005      19,499,981

  73,599,927  MORGAN STANLEY INCORPORATED REPURCHASE AGREEMENT (MATURITY VALUE $73,623,234)      3.80    10/03/2005      73,599,926

                                                                                                                         93,099,907
                                                                                                                     --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $97,920,505)                                                             97,920,505
                                                                                                                     --------------

SHARES

WARRANTS - 0.00%
      36,152  TIMCO AVIATION SERVICES INCORPORATED (EXPIRE ON FEB 27, 2007)+                                                      4

TOTAL WARRANTS (COST $0)                                                                                                          4
                                                                                                                     --------------

SHORT-TERM INVESTMENTS - 2.64%

MUTUAL FUND - 2.64%
  23,472,510  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                                23,472,510
                                                                                                                     --------------

TOTAL SHORT-TERM INVESTMENTS (COST $23,472,510)                                                                          23,472,510
                                                                                                                     --------------

TOTAL INVESTMENTS IN SECURITIES (COST $902,725,799)*                            112.29%                              $  998,234,568
OTHER ASSETS AND LIABILITIES, NET                                               (12.29)                                (109,226,833)
                                                                                ------                               --------------
TOTAL NET ASSETS                                                                100.00%                              $  889,007,735
                                                                                ======                               ==============

+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.70% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $23,472,510.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $905,046,013 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                 $ 127,302,899
         GROSS UNREALIZED DEPRECIATION                   (34,114,344)
                                                       -------------
         NET UNREALIZED APPRECIATION (DEPRECIATION)    $  93,188,555

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                           VALUE

COMMON STOCKS - 98.01%

APPAREL & ACCESSORY STORES - 2.40%
   231,970   AEROPOSTALE INCORPORATED+                           $    4,929,363
   219,890   ANN TAYLOR STORES CORPORATION+                           5,838,079
   269,100   CACHE INCORPORATED+                                      4,098,393

                                                                     14,865,835
                                                                 --------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.81%
   196,470   MARINEMAX INCORPORATED+<<                                5,008,020
                                                                 --------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 1.11%
   204,346   DOLLAR THRIFTY AUTOMOTIVE GROUP INCORPORATED+            6,880,330
                                                                 --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
   BUILDERS - 1.67%
   283,530   PERINI CORPORATION+<<                                    5,160,246
   184,350   WCI COMMUNITIES INCORPORATED+<<                          5,230,009

                                                                     10,390,255
                                                                 --------------

BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
   DEALERS - 0.68%
   190,090   BUILDERS FIRSTSOURCE INCORPORATED+                       4,244,710
                                                                 --------------

BUSINESS SERVICES - 6.67%
   214,460   ASSET ACCEPTANCE CAPITAL CORPORATION+<<                  6,427,366
   282,850   AVOCENT CORPORATION+                                     8,949,374
   340,290   BISYS GROUP INCORPORATED+                                4,570,095
   271,020   NCO GROUP INCORPORATED+                                  5,599,273
   153,951   NDCHEALTH CORPORATION<<                                  2,912,753
   285,930   RENT-A-CENTER INCORPORATED+                              5,521,309
   885,920   TIBCO SOFTWARE INCORPORATED+                             7,406,291

                                                                     41,386,461
                                                                 --------------

CHEMICALS & ALLIED PRODUCTS - 3.27%
   269,830   CF INDUSTRIES HOLDINGS INCORPORATED+<<                   3,996,182
   144,410   CYTEC INDUSTRIES INCORPORATED                            6,264,506
   120,040   LUBRIZOL CORPORATION                                     5,201,333
   390,800   PRESTIGE BRANDS HOLDINGS INCORPORATED+                   4,814,656

                                                                     20,276,677
                                                                 --------------

COMMUNICATIONS - 4.32%
 1,349,180   CINCINNATI BELL INCORPORATED+                            5,949,884
   256,120   CT COMMUNICATIONS INCORPORATED                           3,168,204
   373,690   IOWA TELECOMMUNICATIONS SERVICES INCORPORATED            6,285,466
   504,780   MEDIACOM COMMUNICATIONS CORPORATION+                     3,725,276
   564,450   VALOR COMMUNICATIONS GROUP INCORPORATED                  7,693,454

                                                                     26,822,284
                                                                 --------------

DEPOSITORY INSTITUTIONS - 11.03%
   289,646   BROOKLINE BANCORP INCORPORATED                           4,582,200
   145,580   CULLEN FROST BANKERS INCORPORATED                        7,182,917
   368,950   DIME COMMUNITY BANCSHARES                                5,430,944
   228,410   FIRST FINANCIAL BANCORP                                  4,248,426

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                           VALUE

DEPOSITORY INSTITUTIONS (CONTINUED)
   146,310   FIRST REPUBLIC BANK                                 $    5,154,501
   294,340   FRANKLIN BANK CORPORATION+                               4,753,591
   211,200   INVESTORS FINANCIAL SERVICES CORPORATION<<               6,948,480
   183,040   PFF BANCORP INCORPORATED                                 5,538,790
   395,530   PROVIDENT FINANCIAL SERVICES INCORPORATED                6,961,328
   240,260   SOUTH FINANCIAL GROUP INCORPORATED                       6,448,579
   266,300   SUSQUEHANNA BANCSHARES INCORPORATED                      6,401,852
   195,280   UMPQUA HOLDINGS CORPORATION                              4,749,210

                                                                     68,400,818
                                                                 --------------

EATING & DRINKING PLACES - 2.71%
   810,110   CKE RESTAURANTS INCORPORATED<<                          10,677,250
   209,400   LANDRY'S RESTAURANTS INCORPORATED                        6,135,420

                                                                     16,812,670
                                                                 --------------

ELECTRIC, GAS & SANITARY SERVICES - 1.29%
         1   ALLETE INCORPORATED                                              1
   186,500   CLECO CORPORATION                                        4,397,670
   197,000   DURATEK INCORPORATED+                                    3,601,160

                                                                      7,998,831
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
   COMPUTER EQUIPMENT - 7.98%
   353,700   FAIRCHILD SEMICONDUCTOR INTERNATIONAL
                INCORPORATED+<<                                       5,255,982
   813,690   GRAFTECH INTERNATIONAL LIMITED+                          4,418,337
   493,730   GSI LUMONICS INCORPORATED+                               5,159,479
   235,870   HUTCHINSON TECHNOLOGY INCORPORATED+<<                    6,160,924
   162,060   MULTI-FINELINE ELECTONIX INCORPORATED+<<                 4,743,496
   281,100   OMNIVISION TECHNOLOGIES INCORPORATED+<<                  3,547,482
   300,700   PLEXUS CORPORATION+<<                                    5,138,963
   202,410   PORTALPLAYER INCORPORATED+<<                             5,552,106
   159,370   SIGMATEL INCORPORATED+                                   3,225,649
   261,400   WESTAR ENERGY INCORPORATED                               6,307,582

                                                                     49,510,000
                                                                 --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
   EQUIPMENT - 0.84%
   646,690   JACUZZI BRANDS INCORPORATED+                             5,212,321
                                                                 --------------

FOOD & KINDRED PRODUCTS - 1.33%
   416,540   HERCULES INCORPORATED+<<                                 5,090,119
   211,930   PREMIUM STANDARD FARMS INCORPORATED                      3,140,802

                                                                      8,230,921
                                                                 --------------

HEALTH SERVICES - 3.38%
   196,480   APRIA HEALTHCARE GROUP INCORPORATED+<<                   6,269,677
   193,160   GENESIS HEALTHCARE CORPORATION+<<                        7,788,211
   196,800   MAGELLAN HEALTH SERVICES INCORPORATED+                   6,917,520

                                                                     20,975,408
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                           VALUE

HOLDING & OTHER INVESTMENT OFFICES - 8.25%
   283,070   AMERICAN CAMPUS COMMUNITIES                         $    6,799,341
   305,260   BIOMED PROPERTY TRUST INCORPORATED                       7,570,448
   266,190   EQUITY ONE INCORPORATED                                  6,188,918
   391,090   FELCOR LODGING TRUST INCORPORATED+<<                     5,925,014
   163,900   GLADSTONE CAPITAL CORPORATION<<                          3,695,945
   166,700   PENNSYLVANIA REAL ESTATE INVESTMENT TRUST                7,031,406
   409,230   STRATEGIC HOTEL CAPITAL INCORPORATED                     7,472,540
   265,460   SUNSTONE HOTEL INVESTORS INCORPORATED                    6,474,569

                                                                     51,158,181
                                                                 --------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 1.76%
   246,910   COST PLUS INCORPORATED+                                  4,481,416
   241,100   LINENS 'N THINGS INCORPORATED+<<                         6,437,370

                                                                     10,918,786
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 2.50%
   275,300   AZTAR CORPORATION+                                       8,481,993
   147,220   GAYLORD ENTERTAINMENT COMPANY+<<                         7,015,033

                                                                     15,497,026
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.40%
   337,200   AGCO CORPORATION+                                        6,137,040
   709,280   DOT HILL SYSTEMS CORPORATION+<<                          4,773,454
   416,260   EMULEX CORPORATION+<<                                    8,412,615
   359,232   SPARTECH CORPORATION                                     7,019,393
   241,090   TIMKEN COMPANY                                           7,143,497

                                                                     33,485,999
                                                                 --------------

INSURANCE CARRIERS - 5.53%
   440,950   AMERICAN EQUITY INVESTMENT LIFE HOLDING COMPANY<<        5,004,782
   246,120   ARGONAUT GROUP INCORPORATED+                             6,647,701
    63,460   ASSURED GUARANTY LIMITED                                 1,518,598
   131,940   INFINITY PROPERTY & CASUALTY CORPORATION<<               4,629,775
   181,600   MOLINA HEALTHCARE INCORPORATED+                          4,538,184
   205,630   PLATINUM UNDERWRITERS HOLDINGS LIMITED                   6,146,281
   254,450   UNIVERSAL AMERICAN FINANCIAL CORPORATION+                5,786,193

                                                                     34,271,514
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
   MEDICAL & OPTICAL GOODS - 1.30%
   187,800   ARMOR HOLDINGS INCORPORATED+                             8,077,278
                                                                 --------------

MISCELLANEOUS RETAIL - 0.94%
   369,280   J JILL GROUP INCORPORATED+<<                             5,842,010
                                                                 --------------

OIL & GAS EXTRACTION - 3.14%
   372,990   BRIGHAM EXPLORATION COMPANY+<<                           4,792,922
   166,310   CARRIZO OIL & GAS INCORPORATED+                          4,872,883
   380,690   KEY ENERGY SERVICES INCORPORATED+                        5,615,177
    78,020   OCEANEERING INTERNATIONAL INCORPORATED+                  4,167,048

                                                                     19,448,030
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------
SHARES       SECURITY NAME                                           VALUE

PAPER & ALLIED PRODUCTS - 1.12%
   340,440   CARAUSTAR INDUSTRIES INCORPORATED+                  $    3,738,031
   280,950   XERIUM TECHNOLOGIES INCORPORATED                         3,225,306

                                                                      6,963,337
                                                                 --------------

PRIMARY METAL INDUSTRIES - 1.15%
   423,570   GENERAL CABLE CORPORATION+<<                             7,115,976
                                                                 --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 0.57%
   235,930   JOURNAL COMMUNICATIONS INCORPORATED CLASS A              3,515,357
                                                                 --------------

REITS - 0.67%
   285,850   COLUMBIA EQUITY TRUST INCORPORATED<<                     4,173,410
                                                                 --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.95%
   279,950   APPLIED FILMS CORPORATION+                               5,878,950
                                                                 --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.93%
   196,930   CABOT MICROELECTRONICS CORPORATION+<<                    5,785,803
                                                                 --------------

TRANSPORTATION BY AIR - 1.28%
   628,520   AIRTRAN HOLDINGS INCORPORATED+<<                         7,957,063
                                                                 --------------

TRANSPORTATION EQUIPMENT - 5.75%
   378,780   AFTERMARKET TECHNOLOGY CORPORATION+<<                    6,965,764
   436,690   ARVIN INDUSTRIES INCORPORATED                            7,301,457
   505,150   FLEETWOOD ENTERPRISES INCORPORATED+<<                    6,213,345
   634,660   ORBITAL SCIENCES CORPORATION+<<                          7,933,250
   414,830   TENNECO AUTOMOTIVE INCORPORATED+<<                       7,263,673

                                                                     35,677,489
                                                                 --------------

TRANSPORTATION SERVICES - 1.11%
   173,370   GATX CORPORATION                                         6,856,784
                                                                 --------------

WHOLESALE TRADE NON-DURABLE GOODS - 1.48%
   290,110   PERFORMANCE FOOD GROUP COMPANY+<<                        9,155,872
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 4.69%
   302,430   ADESA INCORPORATED                                       6,683,703
   114,820   BORGWARNER INCORPORATED                                  6,482,737
   379,680   INTERLINE BRANDS INCORPORATED+                           7,977,077
   132,200   TECH DATA CORPORATION+                                   4,853,062
   209,700   WEST MARINE INCORPORATED+<<                              3,099,366

                                                                     29,095,945
                                                                 --------------

TOTAL COMMON STOCKS (COST $533,721,407)                             607,890,351
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 15.82%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.43%
 2,661,553   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND          2,661,553
                                                                 --------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

                                                                             INTEREST  MATURITY
PRINCIPAL      SECURITY NAME                                                   RATE      DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS - 15.39%
$ 22,500,001   BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
               (MATURITY VALUE $22,507,482)                                    3.99%  10/03/2005  $   22,500,000
  10,000,000   BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
               (MATURITY VALUE $10,003,325)                                    3.99   10/03/2005      10,000,000
   5,000,000   CANCARA ASSET SECURITIZATION LIMITED                            3.70   10/13/2005       4,994,750
   5,000,000   CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-                 3.69   10/07/2005       5,000,000
   4,000,000   CREDIT SUISSE BANK                                              3.98   05/04/2006       3,976,440
   2,000,000   ING USA ANNUITY AND LIFE INSURANCE                              4.10   06/06/2006       2,000,000
   4,000,000   KLIO II FUNDING CORPORATION                                     3.79   10/25/2005       3,990,800
   4,000,000   LEGACY CAPITAL CORPORATION LLC                                  3.62   10/03/2005       4,000,000
   2,000,000   LEHMAN BROTHERS HOLDINGS INCORPORATED                           3.99   03/16/2006       2,000,000
   4,000,000   LEXINGTON PARKER CAPITAL CORPORATION                            3.64   10/14/2005       3,995,400
   3,000,000   LIBERTY LIGHT US CAPITAL                                        3.87   05/26/2006       3,000,240
   3,000,000   LIQUID FUNDING LIMITED                                          3.67   12/19/2005       3,000,000
   2,000,000   LIQUID FUNDING LIMITED                                          3.66   03/03/2006       2,000,000
   4,000,000   MORGAN STANLEY                                                  4.02   01/13/2006       4,000,000
  14,000,000   MORGAN STANLEY INCORPORATED REPURCHASE AGREEMENT
               (MATURITY VALUE $14,004,433)                                    3.80   10/03/2005      14,000,000
   4,000,000   UBS FINANCE (DELAWARE) LLC                                      3.80   10/05/2005       3,999,160
   3,000,000   WHITE PINE FINANCE LLC SERIES MTN                               3.87   06/12/2006       3,000,270

                                                                                                      95,457,060
                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $98,094,569)                                          98,118,613
                                                                                                  --------------

SHORT-TERM INVESTMENTS - 3.03%

MUTUAL FUND - 3.03%
  18,814,517   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                        $   18,814,517
                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $18,814,517)                                                       18,814,517
                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $650,630,493)*                                116.86%                                       $  724,823,481
OTHER ASSETS AND LIABILITIES, NET                   (16.86)                                         (104,594,177)
                                                    ------                                        --------------
TOTAL NET ASSETS                                    100.00%                                       $  620,229,304
                                                    ======                                        ==============

+    NON-INCOME EARNING SECURITIES.

<<   ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

+/-  VARIABLE RATE INVESTMENTS.

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.89% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++   SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $18,814,517.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $650,951,040 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

       GROSS UNREALIZED APPRECIATION                  $  88,771,319
       GROSS UNREALIZED DEPRECIATION                    (14,898,878)
                                                      -------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)     $  73,872,441

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

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

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                      C&B LARGE      DISCIPLINED             EQUITY
                                                                      CAP VALUE           GROWTH             INCOME
                                                                      PORTFOLIO        PORTFOLIO          PORTFOLIO
-------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................    $ 726,677,617    $ 178,966,910    $ 1,268,881,158
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................                0                0         66,312,830
   INVESTMENTS IN AFFILIATES .................................       47,449,957        9,535,127          3,887,463
                                                                  -------------    -------------    ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........      774,127,574      188,502,037      1,339,081,451
                                                                  -------------    -------------    ---------------
   FOREIGN CURRENCY, AT VALUE ................................                0                0                  0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........                0                0                  0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................                0                0                  0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................        1,004,840           91,719          1,244,277
                                                                  -------------    -------------    ---------------
TOTAL ASSETS .................................................      775,132,414      188,593,756      1,340,325,728
                                                                  -------------    -------------    ---------------

LIABILITIES
   FOREIGN TAXES PAYABLE .....................................              390                0                  0
   PAYABLE FOR INVESTMENTS PURCHASED .........................                0        3,527,998                  0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....          418,302          124,117            771,459
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...            5,324            1,363              2,730
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................                0                0         66,312,830
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................           12,329           38,112             42,424
                                                                  -------------    -------------    ---------------
TOTAL LIABILITIES ............................................          436,345        3,691,590         67,129,443
                                                                  -------------    -------------    ---------------
TOTAL NET ASSETS .............................................    $ 774,696,069    $ 184,902,166    $ 1,273,196,285
                                                                  =============    =============    ===============
INVESTMENTS AT COST ..........................................    $ 774,183,816    $ 158,524,680    $ 1,047,746,223
                                                                  =============    =============    ===============
FOREIGN CURRENCIES AT COST ...................................    $           0    $           0    $             0
                                                                  =============    =============    ===============
SECURITIES ON LOAN, AT MARKET VALUE ..........................    $           0    $           0    $    67,316,713
                                                                  =============    =============    ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                         EQUITY                     INTERNATIONAL     INTERNATIONAL
                                                                          VALUE             INDEX            CORE            GROWTH
                                                                      PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................    $ 432,775,008   $ 2,111,375,845   $ 154,808,080   $   247,506,928
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................                0       210,238,994      15,019,716        15,674,922
   INVESTMENTS IN AFFILIATES .................................        6,594,430        37,455,681       5,289,272         2,277,356
                                                                  -------------   ---------------   -------------   ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........      439,369,438     2,359,070,520     175,117,068       265,459,206
                                                                  -------------   ---------------   -------------   ---------------
   FOREIGN CURRENCY, AT VALUE ................................                0                 0               0                 0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........                0            39,375               0                 0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................        6,370,451             1,176         364,447         2,589,396
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................          399,985         2,384,218         874,304           433,997
                                                                  -------------   ---------------   -------------   ---------------
TOTAL ASSETS .................................................      446,139,874     2,361,495,289     176,355,819       268,482,599
                                                                  -------------   ---------------   -------------   ---------------

LIABILITIES
   FOREIGN TAXES PAYABLE .....................................                0                 0          11,974            14,725
   PAYABLE FOR INVESTMENTS PURCHASED .........................        7,637,031                 0         674,345           729,528
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....          258,948           186,175         139,732           199,005
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...            3,450             3,536           3,684             3,847
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................                0       210,238,994      15,019,716        15,674,922
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................           20,457            29,176          33,000            32,270
                                                                  -------------   ---------------   -------------   ---------------
TOTAL LIABILITIES ............................................        7,919,886       210,457,881      15,882,451        16,654,297
                                                                  -------------   ---------------   -------------   ---------------
TOTAL NET ASSETS .............................................    $ 438,219,988   $ 2,151,037,408   $ 160,473,368   $   251,828,302
                                                                  =============   ===============   =============   ===============
INVESTMENTS AT COST ..........................................    $ 403,691,785   $ 1,956,494,732   $ 153,413,967   $   239,327,018
                                                                  =============   ===============   =============   ===============
FOREIGN CURRENCIES AT COST ...................................    $           0   $             0   $           0   $             0
                                                                  =============   ===============   =============   ===============
SECURITIES ON LOAN, AT MARKET VALUE ..........................    $           0   $   207,496,320   $  14,298,833   $    14,977,096
                                                                  =============   ===============   =============   ===============

                                                                  INTERNATIONAL     INTERNATIONAL       LARGE CAP     LARGE COMPANY
                                                                          INDEX             VALUE    APPRECIATION            GROWTH
                                                                      PORTFOLIO         PORTFOLIO       PORTFOLIO         PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................    $ 157,908,561   $   156,814,269   $ 128,840,088   $ 3,542,129,659
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................        9,359,939        18,598,840               0       183,018,564
   INVESTMENTS IN AFFILIATES .................................        1,739,815         3,489,426       7,070,203        22,598,235
                                                                  -------------   ---------------   -------------   ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........      169,008,315       178,902,535     135,910,291     3,747,746,458
                                                                  -------------   ---------------   -------------   ---------------
   FOREIGN CURRENCY, AT VALUE ................................          297,770         1,163,371               0                 0
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........          414,624                 0               0                 0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................          578,216            23,731         490,020                 0
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................          494,151           867,723          87,811           689,142
                                                                  -------------   ---------------   -------------   ---------------
TOTAL ASSETS .................................................      170,793,076       180,957,360     136,488,122     3,748,435,600
                                                                  -------------   ---------------   -------------   ---------------

LIABILITIES
   FOREIGN TAXES PAYABLE .....................................                0                 0             423                 0
   PAYABLE FOR INVESTMENTS PURCHASED .........................                0                 0       3,554,099                 0
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....           31,961           147,953          78,971         1,855,534
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...            3,847             2,995           3,258             4,260
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................        9,359,939        18,598,840               0       183,018,564
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................           25,110            31,991          61,614            23,699
                                                                  -------------   ---------------   -------------   ---------------
TOTAL LIABILITIES ............................................        9,420,857        18,781,779       3,698,365       184,902,057
                                                                  -------------   ---------------   -------------   ---------------
TOTAL NET ASSETS .............................................    $ 161,372,219   $   162,175,581   $ 132,789,757   $ 3,563,533,543
                                                                  =============   ===============   =============   ===============
INVESTMENTS AT COST ..........................................    $ 144,740,953   $   140,985,512   $ 115,043,896   $ 3,146,854,259
                                                                  =============   ===============   =============   ===============
FOREIGN CURRENCIES AT COST ...................................    $     343,183   $     1,187,311   $           0   $             0
                                                                  =============   ===============   =============   ===============
SECURITIES ON LOAN, AT MARKET VALUE ..........................    $   8,951,265   $    17,776,706   $           0   $   178,383,554
                                                                  =============   ===============   =============   ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                       SMALL CAP    SMALL COMPANY    SMALL COMPANY
                                                                           INDEX           GROWTH            VALUE
                                                                       PORTFOLIO        PORTFOLIO        PORTFOLIO
------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
   IN SECURITIES, AT MARKET VALUE ............................    $  352,406,041   $  876,841,553   $  607,890,351
   COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................        61,501,119       97,920,505       98,118,613
   INVESTMENTS IN AFFILIATES .................................         6,934,802       23,472,510       18,814,517
                                                                  --------------   --------------   --------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ...........       420,841,962      998,234,568      724,823,481
                                                                  --------------   --------------   --------------
   VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........            49,125                0                0
   RECEIVABLE FOR INVESTMENTS SOLD ...........................           121,804       10,654,709        1,790,507
   RECEIVABLES FOR DIVIDENDS AND INTEREST ....................           251,223          257,743          789,029
                                                                  --------------   --------------   --------------
TOTAL ASSETS .................................................       421,264,114    1,009,147,020      727,403,017
                                                                  --------------   --------------   --------------

LIABILITIES
   FOREIGN TAXES PAYABLE .....................................                 0            1,843                0
   PAYABLE FOR INVESTMENTS PURCHASED .........................           504,126       21,508,511        8,817,906
   PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....            59,011          680,257          209,597
   PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...             4,125            3,445            3,156
   PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................        61,501,119       97,920,505       98,118,613
   ACCRUED EXPENSES AND OTHER LIABILITIES ....................            23,624           24,724           24,441
                                                                  --------------   --------------   --------------
TOTAL LIABILITIES ............................................        62,092,005      120,139,285      107,173,713
                                                                  --------------   --------------   --------------
TOTAL NET ASSETS .............................................    $  359,172,109   $  889,007,735   $  620,229,304
                                                                  ==============   ==============   ==============
INVESTMENTS AT COST ..........................................    $  322,015,666   $  902,725,799   $  650,630,493
                                                                  ==============   ==============   ==============
SECURITIES ON LOAN, AT MARKET VALUE ..........................    $   59,880,477   $   95,349,416   $   95,034,777
                                                                  ==============   ==============   ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

               STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                     C&B LARGE       DISCIPLINED           EQUITY
                                                                     CAP VALUE            GROWTH           INCOME
                                                                   PORTFOLIO(2)        PORTFOLIO        PORTFOLIO
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................   $   7,109,038    $   2,133,730    $  38,237,170
   INTEREST ...................................................          97,697                0            4,941
   INCOME FROM AFFILIATED SECURITIES ..........................         938,352          114,551          152,823
   SECURITIES LENDING INCOME, NET .............................               0            5,651           90,771
                                                                  -------------    -------------    -------------
TOTAL INVESTMENT INCOME .......................................       8,145,087        2,253,932       38,485,705
                                                                  -------------    -------------    -------------
EXPENSES
   ADVISORY FEES ..............................................       3,564,863        1,388,572       10,233,544
   CUSTODY FEES ...............................................          96,450           37,029          291,675
   ACCOUNTING FEES ............................................               0                0                0
   PROFESSIONAL FEES ..........................................          21,190           19,929           35,346
   REGISTRATION FEES ..........................................           1,456            1,027            2,055
   SHAREHOLDER REPORTS ........................................           8,247               99           12,067
   TRUSTEES' FEES .............................................          11,668            4,826            8,057
   OTHER FEES AND EXPENSES ....................................           3,264            3,880           36,358
                                                                  -------------    -------------    -------------
TOTAL EXPENSES ................................................       3,707,138        1,455,362       10,619,102
                                                                  -------------    -------------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............        (305,980)         (14,477)      (1,851,941)
   NET EXPENSES ...............................................       3,401,158        1,440,885        8,767,161
                                                                  -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ..................................       4,743,929          813,047       29,718,544
                                                                  -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-----------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................      11,559,905        3,565,680      263,090,149
   FUTURES TRANSACTIONS .......................................               0                0                0
                                                                  -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................      11,559,905        3,565,680      263,090,149
                                                                  -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................         (56,242)      16,219,053     (101,890,052)
   FORWARD FOREIGN CURRENCY CONTRACTS .........................               0                0                0
   FUTURES TRANSACTIONS .......................................               0                0                0
                                                                  -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ................................................         (56,242)      16,219,053     (101,890,052)
                                                                  =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........      11,503,663       19,784,733      161,200,097
                                                                  -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................   $  16,247,592    $  20,597,780    $ 190,918,641
                                                                  =============    =============    =============
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ....................   $      97,636    $           0    $      89,398

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6,
       2004.

   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6,
       2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                         EQUITY                     INTERNATIONAL    INTERNATIONAL
                                                                          VALUE            INDEX             CORE           GROWTH
                                                                      PORTFOLIO        PORTFOLIO        PORTFOLIO      PORTFOLIO(3)
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................   $   6,581,796    $  41,784,657    $   4,080,025    $   3,187,525
   INTEREST ...................................................          37,403           35,976                0           70,248
   INCOME FROM AFFILIATED SECURITIES ..........................         208,277          430,716           98,551          131,187
   SECURITIES LENDING INCOME, NET .............................           8,964          413,840          107,334           49,408
                                                                  -------------    -------------    -------------    -------------
TOTAL INVESTMENT INCOME .......................................       6,836,440       42,665,189        4,285,910        3,438,368
                                                                  -------------    -------------    -------------    -------------
EXPENSES
   ADVISORY FEES ..............................................       2,596,717        1,765,750        1,570,869        1,570,059
   CUSTODY FEES ...............................................          69,246          403,835          165,355          165,269
   ACCOUNTING FEES ............................................               0                0           21,730            7,146
   PROFESSIONAL FEES ..........................................          17,718           42,757           27,497           32,843
   REGISTRATION FEES ..........................................               0            1,027            1,076            1,076
   SHAREHOLDER REPORTS ........................................              99           20,108              752            1,029
   TRUSTEES' FEES .............................................           9,543           10,071            7,644           10,269
   OTHER FEES AND EXPENSES ....................................             459           83,360            9,681            7,845
                                                                  -------------    -------------    -------------    -------------
TOTAL EXPENSES ................................................       2,693,782        2,326,908        1,804,604        1,795,536
                                                                  -------------    -------------    -------------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............         (68,964)      (1,613,547)         (21,857)         (44,962)
   NET EXPENSES ...............................................       2,624,818          713,361        1,782,747        1,750,574
                                                                  -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ..................................       4,211,622       41,951,828        2,503,163        1,687,794
                                                                  -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................      36,519,620       83,827,799       64,013,738        8,235,022
   FUTURES TRANSACTIONS .......................................               0          783,967                0                0
                                                                  -------------    -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................      36,519,620       84,611,766       64,013,738        8,235,022
                                                                  -------------    -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................      24,408,508      139,501,455      (35,614,283)      26,128,962
   FORWARD FOREIGN CURRENCY CONTRACTS .........................               0                0                0                0
   FUTURES TRANSACTIONS .......................................               0          138,150                0                0
                                                                  -------------    -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ................................................      24,408,508      139,639,605      (35,614,283)      26,128,962
                                                                  =============    =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........      60,928,128      224,251,371       28,399,455       34,363,984
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................   $  65,139,750    $ 266,203,199    $  30,902,618    $  36,051,778
                                                                  =============    =============    =============    =============
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ....................   $           0    $           0    $     472,581    $     387,000

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6,
       2004

   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6,
       2004

                                                                  INTERNATIONAL    INTERNATIONAL        LARGE CAP    LARGE COMPANY
                                                                          INDEX            VALUE     APPRECIATION           GROWTH
                                                                    PORTFOLIO(3)       PORTFOLIO        PORTFOLIO        PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) ...............................................   $   4,332,052    $   5,092,747    $   1,839,976    $  47,588,390
   INTEREST ...................................................          57,013           32,548                0              405
   INCOME FROM AFFILIATED SECURITIES ..........................          64,833           45,333          101,904          791,335
   SECURITIES LENDING INCOME, NET .............................          61,859          122,461            2,560          417,735
                                                                  -------------    -------------    -------------    -------------
TOTAL INVESTMENT INCOME .......................................       4,515,757        5,293,089        1,944,440       48,797,865
                                                                  -------------    -------------    -------------    -------------
EXPENSES
   ADVISORY FEES ..............................................         551,206        1,519,878          868,753       23,715,942
   CUSTODY FEES ...............................................         157,488          159,987           24,821          710,647
   ACCOUNTING FEES ............................................           7,146           27,650                0                0
   PROFESSIONAL FEES ..........................................          33,732           30,062           14,693           67,833
   REGISTRATION FEES ..........................................              98              616                0            4,351
   SHAREHOLDER REPORTS ........................................           1,029           15,815               99           69,378
   TRUSTEES' FEES .............................................          10,269            8,405            9,376           13,445
   OTHER FEES AND EXPENSES ....................................           8,761            6,245            1,468           41,970
                                                                  -------------    -------------    -------------    -------------
TOTAL EXPENSES ................................................         769,729        1,768,658          919,210       24,623,566
                                                                  -------------    -------------    -------------    -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...............         (45,304)          (6,927)          (4,008)        (497,237)
   NET EXPENSES ...............................................         724,425        1,761,731          915,202       24,126,329
                                                                  -------------    -------------    -------------    -------------
NET INVESTMENT INCOME (LOSS) ..................................       3,791,332        3,531,358        1,029,238       24,671,536
                                                                  -------------    -------------    -------------    -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:

   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................       3,136,825       14,568,321        9,657,362      176,488,735
   FUTURES TRANSACTIONS .......................................         578,631                0                0                0
                                                                  -------------    -------------    -------------    -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .....................       3,715,456       14,568,321        9,657,362      176,488,735
                                                                  -------------    -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
   TRANSLATION ................................................      24,251,059       19,114,976       11,730,871      200,597,199
   FORWARD FOREIGN CURRENCY CONTRACTS .........................         (37,385)               0                0                0
   FUTURES TRANSACTIONS .......................................         145,987                0                0                0
                                                                  -------------    -------------    -------------    -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   INVESTMENTS ................................................      24,359,661       19,114,976       11,730,871      200,597,199
                                                                  =============    =============    =============    =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ........      28,075,117       33,683,297       21,388,233      377,085,934
                                                                  -------------    -------------    -------------    -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS .................................................   $  31,866,449    $  37,214,655    $  22,417,471    $ 401,757,470
                                                                  =============    =============    =============    =============
   (1) NET OF FOREIGN WITHHOLDING TAXES OF ....................   $     437,264    $     492,765    $           0    $     471,123

   (2) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6,
       2004

   (3) THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6,
       2004

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

               STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                             SMALL CAP   SMALL COMPANY   SMALL COMPANY
                                                                                 INDEX          GROWTH           VALUE
                                                                             PORTFOLIO       PORTFOLIO       PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   DIVIDENDS(1) .......................................................   $  3,692,461   $   3,326,384   $   6,951,630
   INTEREST ...........................................................          7,832          13,560               0
   INCOME FROM AFFILIATED SECURITIES ..................................        137,492         408,687         405,011
   SECURITIES LENDING INCOME, NET .....................................        160,405         158,666         259,078
                                                                          ------------   -------------   -------------
TOTAL INVESTMENT INCOME ...............................................      3,998,190       3,907,297       7,615,719
                                                                          ------------   -------------   -------------
EXPENSES
   ADVISORY FEES ......................................................        677,118       7,473,106       4,787,221
   CUSTODY FEES .......................................................         67,712         169,923         106,794
   PROFESSIONAL FEES ..................................................         25,515          27,783          22,130
   REGISTRATION FEES ..................................................          1,430           1,040           1,027
   SHAREHOLDER REPORTS ................................................             99          18,097              99
   TRUSTEES' FEES .....................................................         10,034           9,844           9,121
   OTHER FEES AND EXPENSES ............................................          7,225          10,800           6,909
                                                                          ------------   -------------   -------------
TOTAL EXPENSES ........................................................        789,133       7,710,593       4,933,301
                                                                          ------------   -------------   -------------
LESS:
   WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) .......................       (171,065)         (8,374)       (563,775)
   NET EXPENSES .......................................................        618,068       7,702,219       4,369,526
                                                                          ------------   -------------   -------------
NET INVESTMENT INCOME (LOSS) ..........................................      3,380,122      (3,794,922)      3,246,193
                                                                          ------------   -------------   -------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
----------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....     13,594,333      96,209,873      90,994,124
   FUTURES TRANSACTIONS ...............................................        487,279               0               0
                                                                          ------------   -------------   -------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS .............................     14,081,612      96,209,873      90,994,124
                                                                          ------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
   SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ....     46,362,120      34,372,379      18,729,897
   FUTURES TRANSACTIONS ...............................................       (167,375)              0               0
                                                                          ------------   -------------   -------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...     46,194,745      34,372,379      18,729,897
                                                                          ============   =============   =============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ................     60,276,357     130,582,252     109,724,021
                                                                          ------------   -------------   -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .......   $ 63,656,479   $ 126,787,330   $ 112,970,214
                                                                          ============   =============   =============

(1) NET OF FOREIGN WITHHOLDING TAXES OF ...............................   $        662   $      18,943   $           0

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     C&B LARGE CAP
                                                                                  VALUE PORTFOLIO(1)
                                                                                  ------------------
                                                                                             FOR THE
                                                                                        PERIOD ENDED
                                                                                  SEPTEMBER 30, 2005
----------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................................................     $            0

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............................................          4,743,929
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....................................         11,559,905
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ........            (56,242)
                                                                                    --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............         16,247,592
                                                                                    --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..............................................................        781,393,050
   WITHDRAWALS ................................................................        (22,944,573)
                                                                                    --------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..        758,448,477
                                                                                    --------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................        774,696,069
                                                                                    --------------
ENDING NET ASSETS .............................................................     $  774,696,069
                                                                                    ==============

(1) THIS PORTFOLIO COMMENCED OPERATIONS ON DECEMBER 6, 2004.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                        DISCIPLINED GROWTH PORTFOLIO                EQUITY INCOME PORTFOLIO
                                                  ---------------------------------------   ---------------------------------------
                                                             FOR THE              FOR THE              FOR THE              FOR THE
                                                          YEAR ENDED           YEAR ENDED           YEAR ENDED           YEAR ENDED
                                                  SEPTEMBER 30, 2005   SEPTEMBER 30, 2004   SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS .......................     $ 178,341,304        $  68,952,232       $ 1,739,060,014      $ 1,722,271,878

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ...............           813,047              422,486            29,718,544           33,621,007
   NET REALIZED GAIN (LOSS) ON INVESTMENTS ....         3,565,680            8,120,696           263,090,149          120,946,408
   NET CHANGE IN UNREALIZED APPRECIATION
     (DEPRECIATION) OF INVESTMENTS ............        16,219,053            1,213,865          (101,890,052)         130,168,706
                                                    -------------        -------------       ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
     FROM OPERATIONS ..........................        20,597,780            9,757,047           190,918,641          284,736,121
                                                    -------------        -------------       ---------------      ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ..............................         7,178,229          117,935,478            22,472,150           62,374,582
   WITHDRAWALS ................................       (21,215,147)         (18,303,453)         (679,254,520)        (330,322,567)
                                                    -------------        -------------       ---------------      ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN
   INVESTORS' BENEFICIAL INTERESTS ............       (14,036,918)          99,632,025          (656,782,370)        (267,947,985)
                                                    -------------        -------------       ---------------      ---------------
NET INCREASE (DECREASE) IN NET ASSETS .........         6,560,862          109,389,072          (465,863,729)          16,788,136
                                                    -------------        -------------       ---------------      ---------------
ENDING NET ASSETS .............................     $ 184,902,166        $ 178,341,304       $ 1,273,196,285      $ 1,739,060,014
                                                    =============        =============       ===============      ===============

                                                                                           EQUITY VALUE PORTFOLIO
                                                                                  ---------------------------------------
                                                                                             FOR THE              FOR THE
                                                                                          YEAR ENDED           YEAR ENDED
                                                                                  SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ........................................................    $ 225,993,634        $ 176,504,265

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ................................................        4,211,622            2,621,682
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................       36,519,620           13,518,763
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........       24,408,508           15,926,689
                                                                                    -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ................       65,139,750           32,067,134
                                                                                    -------------        -------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST
   CONTRIBUTIONS ...............................................................      240,172,585           39,668,894
   WITHDRAWALS .................................................................      (93,085,981)         (22,246,659)
                                                                                    -------------        -------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ...      147,086,604           17,422,235
                                                                                    -------------        -------------
NET INCREASE (DECREASE) IN NET ASSETS ..........................................      212,226,354           49,489,369
                                                                                    -------------        -------------
ENDING NET ASSETS ..............................................................    $ 438,219,988        $ 225,993,634
                                                                                    =============        =============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                        INDEX PORTFOLIO              INTERNATIONAL CORE PORTFOLIO
                                                               ---------------------------------   --------------------------------
                                                                       FOR THE           FOR THE          FOR THE           FOR THE
                                                                    YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                     SEPTEMBER         SEPTEMBER        SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2004         30, 2005          30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................   $ 1,846,126,209   $ 1,519,471,820   $  461,906,264   $   558,639,567

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................        41,951,828        30,419,342        2,503,163         4,097,628
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................        84,611,766        20,460,405       64,013,738        35,988,895
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................       139,639,605       161,202,670      (35,614,283)       26,097,428
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................       266,203,199       212,082,417       30,902,618        66,183,951
                                                               ---------------   ---------------   --------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST

   CONTRIBUTIONS ...........................................       321,376,976       298,540,563       15,224,525        55,396,567
   WITHDRAWALS .............................................      (282,668,976)     (183,968,591)    (347,560,039)     (218,313,821)
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................        38,708,000       114,571,972     (332,335,514)     (162,917,254)
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................       304,911,199       326,654,389     (301,432,896)      (96,733,303)
                                                               ---------------   ---------------   --------------   ---------------
ENDING NET ASSETS ..........................................   $ 2,151,037,408   $ 1,846,126,209   $  160,473,368   $   461,906,264
                                                               ===============   ===============   ==============   ===============

(2)   THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 6, 2004.

(3)   THIS PORTFOLIO COMMENCED OPERATIONS ON OCTOBER 31, 2003.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                INTERNATIONAL     INTERNATIONAL
                                                                    GROWTH            INDEX               INTERNATIONAL VALUE
                                                                 PORTFOLIO(2)      PORTFOLIO(2)              PORTFOLIO(3)
                                                               ---------------   ---------------   --------------------------------
                                                                       FOR THE           FOR THE          FOR THE           FOR THE
                                                                  PERIOD ENDED      PERIOD ENDED       YEAR ENDED      PERIOD ENDED
                                                                     SEPTEMBER         SEPTEMBER        SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2005         30, 2005          30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              $             0   $             0   $  155,296,981   $             0
   BEGINNING NET ASSETS ....................................

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................         1,687,794         3,791,332        3,531,358         3,949,505
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................         8,235,022         3,715,456       14,568,321         6,412,521
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................        26,128,962        24,359,661       19,114,976        18,770,563
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................        36,051,778        31,866,449       37,214,655        29,132,589
                                                               ---------------   ---------------   --------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST

   CONTRIBUTIONS ...........................................       248,728,667       159,805,164        7,530,070       158,805,034
   WITHDRAWALS .............................................       (32,952,143)      (30,299,394)     (37,866,125)      (32,640,642)
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................       215,776,524       129,505,770      (30,336,055)      126,164,392
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................       251,828,302       161,372,219        6,878,600       155,296,981
                                                               ---------------   ---------------   --------------   ---------------
ENDING NET ASSETS ..........................................   $   251,828,302   $   161,372,219   $  162,175,581   $   155,296,981
                                                               ===============   ===============   ==============   ===============

                                                                     LARGE CAP APPRECIATION
                                                                            PORTFOLIO
                                                               ---------------------------------
                                                                       FOR THE           FOR THE
                                                                    YEAR ENDED        YEAR ENDED
                                                                     SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2004
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                              $   114,158,777   $    87,988,404
   BEGINNING NET ASSETS ....................................

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................         1,029,238           490,638
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................         9,657,362         8,831,645
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................        11,730,871           332,152
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................        22,417,471         9,654,435
                                                               ---------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST

   CONTRIBUTIONS ...........................................        13,469,241        31,152,727
   WITHDRAWALS .............................................       (17,255,732)      (14,636,789)
                                                               ---------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................        (3,786,491)       16,515,938
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................        18,630,980        26,170,373
                                                               ---------------   ---------------
ENDING NET ASSETS ..........................................   $   132,789,757   $   114,158,777
                                                               ===============   ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS      STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                LARGE COMPANY GROWTH PORTFOLIO
                                                               ---------------------------------
                                                                       FOR THE           FOR THE
                                                                    YEAR ENDED        YEAR ENDED
                                                                     SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2004
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................   $ 3,403,979,864   $ 3,142,794,537

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................        24,671,536        (2,998,613)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................       176,488,735        27,110,210
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................       200,597,199        56,425,249
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................       401,757,470        80,536,846
                                                               ---------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS

   CONTRIBUTIONS ...........................................       497,083,297       617,149,615
   WITHDRAWALS .............................................      (739,287,088)     (436,501,134)
                                                               ---------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................      (242,203,791)      180,648,481
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................       159,553,679       261,185,327
                                                               ---------------   ---------------
ENDING NET ASSETS ..........................................   $ 3,563,533,543   $ 3,403,979,864
                                                               ===============   ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                   SMALL CAP INDEX PORTFOLIO        SMALL COMPANY GROWTH PORTFOLIO
                                                               ---------------------------------   --------------------------------
                                                                       FOR THE           FOR THE          FOR THE           FOR THE
                                                                    YEAR ENDED        YEAR ENDED       YEAR ENDED        YEAR ENDED
                                                                     SEPTEMBER         SEPTEMBER        SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2004         30, 2005          30, 2004
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................   $   311,448,570   $   239,357,242   $  798,352,072   $   673,051,277

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................         3,380,122         2,720,043       (3,794,922)       (4,997,941)
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................        14,081,612        19,154,353       96,209,873       133,365,380
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................        46,194,745        36,954,209       34,372,379       (43,446,929)
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................        63,656,479        58,828,605      126,787,330        84,920,510
                                                               ---------------   ---------------   --------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS

   CONTRIBUTIONS ...........................................   $    28,963,364        53,926,147       84,733,044       128,018,265
   WITHDRAWALS .............................................       (44,896,304)      (40,663,424)    (120,864,711)      (87,637,980)
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................       (15,932,940)       13,262,723      (36,131,667)       40,380,285
                                                               ---------------   ---------------   --------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................        47,723,539        72,091,328       90,655,663       125,300,795
                                                               ---------------   ---------------   --------------   ---------------
ENDING NET ASSETS ..........................................   $   359,172,109   $   311,448,570   $  889,007,735   $   798,352,072
                                                               ===============   ===============   ==============   ===============

                                                                 SMALL COMPANY VALUE PORTFOLIO
                                                               ---------------------------------
                                                                       FOR THE           FOR THE
                                                                    YEAR ENDED        YEAR ENDED
                                                                     SEPTEMBER         SEPTEMBER
                                                                      30, 2005          30, 2004
------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   BEGINNING NET ASSETS ....................................   $   445,746,360   $   291,539,627

OPERATIONS:
   NET INVESTMENT INCOME (LOSS) ............................         3,246,193         2,087,792
   NET REALIZED GAIN (LOSS) ON INVESTMENTS .................        90,994,124        49,788,049
   NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      OF INVESTMENTS .......................................        18,729,897        23,772,645
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ..............................................       112,970,214        75,648,486
                                                               ---------------   ---------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS

   CONTRIBUTIONS ...........................................       137,873,623       130,115,327
   WITHDRAWALS .............................................       (76,360,893)      (51,557,080)
                                                               ---------------   ---------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
   BENEFICIAL INTERESTS ....................................        61,512,730        78,558,247
                                                               ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS ......................       174,482,944       154,206,733
                                                               ---------------   ---------------
ENDING NET ASSETS ..........................................   $   620,229,304   $   445,746,360
                                                               ===============   ===============

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                    RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  --------------------------------------------------                 PORTFOLIO
                                                  NET INVESTMENT       GROSS   EXPENSES          NET       TOTAL      TURNOVER
                                                   INCOME (LOSS)    EXPENSES     WAIVED     EXPENSES   RETURN(2)          RATE
------------------------------------------------------------------------------------------------------------------------------
C&B LARGE CAP VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
DECEMBER 6, 2004(3) TO SEPTEMBER 30, 2005 ....              0.98%       0.77%     (0.06)%       0.71%       1.51%          19%

DISCIPLINED GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              0.44%       0.79%     (0.01)%       0.78%      11.76%          45%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              0.28%       0.80%     (0.26)%       0.54%       9.88%          87%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              0.28%       0.88%     (0.15)%       0.73%      25.65%         117%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              0.27%       0.91%     (0.18)%       0.73%     (12.57)%        156%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              0.15%       0.82%     (0.10)%       0.72%     (20.55)%        181%

EQUITY INCOME PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              2.04%       0.73%     (0.13)%       0.60%      13.30%          20%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              1.86%       0.77%     (0.21)%       0.56%      17.04%          11%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              2.01%       0.78%     (0.11)%       0.67%      20.66%           9%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              1.61%       0.78%     (0.10)%       0.68%     (19.49)%         12%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              1.29%       0.78%     (0.10)%       0.68%      (8.61)%          3%

EQUITY VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              1.22%       0.78%     (0.02)%       0.76%      21.61%         145%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              1.25%       0.80%     (0.18)%       0.62%      17.82%         122%
AUGUST 29, 2003(3) TO SEPTEMBER 30, 2003 .....              0.64%       0.86%     (0.32)%       0.54%      (1.80)%          3%

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              2.08%       0.12%     (0.08)%       0.04%      12.23%           8%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              1.71%       0.17%     (0.14)%       0.03%      13.87%           2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              1.70%       0.18%     (0.05)%       0.13%      24.42%           3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              1.40%       0.18%     (0.05)%       0.13%     (20.52)%          4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              1.23%       0.18%     (0.05)%       0.13%     (26.56)%          2%

INTERNATIONAL CORE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              1.51%       1.09%     (0.01)%       1.08%      18.69%         108%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              0.86%       1.11%     (0.15)%       0.96%      13.84%          33%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              0.81%       1.12%     (0.03)%       1.09%      18.39%          75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              0.54%       1.26%     (0.02)%       1.24%     (19.04)%         38%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              0.57%       1.31%     (0.04)%       1.27%     (28.86)%         33%

INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 .....              1.02%       1.08%     (0.02)%       1.06%      22.30%          67%

INTERNATIONAL INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 6, 2004(3) TO SEPTEMBER 30, 2005 .....              2.41%       0.49%     (0.03)%       0.46%      21.90%          21%

INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              2.21%       1.11%     (0.01)%       1.10%      25.92%          14%
OCTOBER 31, 2003(3) TO SEPTEMBER 30, 2004 ....              2.61%       1.02%     (0.18)%       0.84%      20.00%          24%

LARGE CAP APPRECIATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              0.83%       0.74%      0.00%        0.74%      20.02%         133%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              0.50%       0.76%     (0.14)%       0.62%      10.56%         149%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              0.29%       0.81%     (0.09)%       0.72%      18.50%         153%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              0.37%       0.88%     (0.16)%       0.72%     (20.04)%        123%
AUGUST 31, 2001(3) TO SEPTEMBER 30, 2001 .....              1.51%       0.79%     (0.07)%       0.72%      (7.01)%         10%

LARGE COMPANY GROWTH PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              0.69%       0.69%     (0.01)%       0.68%      11.03%          18%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........             (0.09)%      0.76%     (0.08)%       0.68%       2.96%          14%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........             (0.24)%      0.78%     (0.02)%       0.76%      27.90%          13%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........             (0.34)%      0.78%      0.00%        0.78%     (22.32)%         18%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........             (0.29)%      0.78%      0.00%        0.78%     (39.70)%         13%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                     WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                  --------------------------------------------------                PORTFOLIO
                                                  NET INVESTMENT       GROSS   EXPENSES          NET       TOTAL     TURNOVER
                                                   INCOME (LOSS)    EXPENSES     WAIVED     EXPENSES   RETURN(2)         RATE
-----------------------------------------------------------------------------------------------------------------------------
SMALL CAP INDEX PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              1.00%       0.23%     (0.05)%       0.18%      21.03%         14%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              0.93%       0.28%     (0.19)%       0.09%      23.97%         17%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              0.74%       0.31%     (0.02)%       0.29%      27.79%         11%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              0.57%       0.33%     (0.01)%       0.32%      (2.60)%        17%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              0.90%       0.33%     (0.01)%       0.32%     (12.27)%        25%

SMALL COMPANY GROWTH PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........             (0.45)%      0.91%      0.00%        0.91%      16.51%        142%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........             (0.63)%      0.93%     (0.07)%       0.86%      12.70%        145%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........             (0.35)%      0.94%     (0.02)%       0.92%      37.90%        163%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........             (0.40)%      0.94%      0.00%        0.94%     (19.95)%       169%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........             (0.17)%      0.94%      0.00%        0.94%     (23.09)%       206%

SMALL COMPANY VALUE PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ........              0.61%       0.92%     (0.10)%       0.82%      24.77%         70%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ........              0.54%       0.93%     (0.13)%       0.80%      23.72%         64%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ........              0.70%       0.95%     (0.16)%       0.79%      38.33%         80%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ........              0.68%       0.98%     (0.19)%       0.79%      (2.16)%        98%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ........              1.32%       0.97%     (0.18)%       0.79%      10.70%         90%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements
      (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower has certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than year are not annualized.

(3)   Commencement of operations.

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 18 separate investment portfolios. These financial statements present the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio (each, a "Fund" and collectively, the "Funds").

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses.

      As of September 30, 2005, outstanding forward contracts were as follows:

                                  Currency                                              Currency     Net Unrealized
                                Amount to be                                          Amount to be   Appreciation/
Fund                              Received     Type of Currency    Settlement Date     Delivered     (Depreciation)
INTERNATIONAL INDEX PORTFOLIO       823,608          Euro             12/29/2005       $ 1,000,000     $  (10,146)
                                    562,509      British Pound        12/29/2005       $ 1,000,000     $   (7,852)
                                 88,615,200      Japanese Yen         12/29/2005       $   800,000     $  (19,387)

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2005, the following Fund(s) held futures contracts:

                                                                                                          Net Unrealized
                                                                                                           Appreciation
FUND                              Contracts         Type           Expiration Date    Notional Amount     (Depreciation)
INDEX PORTFOLIO                    63 Long      S&P 500 Index       December 2005       $ 19,379,371        $ 60,490
INTERNATIONAL INDEX PORTFOLIO      32 Long     DJ Eurostoxx 50      December 2005          1,311,277          14,357
                                   13 Long     FTSE 100 Index       December 2005          1,276,507         (15,168)
                                    8 Long         TOPIX            December 2005            930,317          63,860
SMALL CAP INDEX PORTFOLIO          22 Long      Russell 2000        December 2005          7,422,875         (29,775)

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Effective October 1, 2005, Wells Fargo Bank, N.A. will be

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

receiving 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2005 are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                                                                                        Sub-Advisory
                                                  Advisory Fees                                                          Fees (% of
                             Average Daily       (% of Average                                   Average Daily         Average Daily
Portfolio                      Net Assets       Daily Net Assets)      Sub-Adviser                 Net Assets           Net Assets)
C&B LARGE CAP               $0 - $499 million         0.750         Cooke & Bieler, L.P.          $0 - $250 million        0.45
VALUE PORTFOLIO           $500 - $999 million         0.700                                     $250 - $500 million        0.40
                           $1 - $2.99 billion         0.650                                     $500 - $750 million        0.35
                           $3 - $4.99 billion         0.625                                          > $750 million        0.30
                              > $4.99 billion         0.600
DISCIPLINED                 $0 - $499 million         0.750             Smith Asset               $0 - $200 million        0.30
GROWTH PORTFOLIO          $500 - $999 million         0.700             Management              $200 - $500 million        0.20
                           $1 - $2.99 billion         0.650             Group, L.P.                  > $500 million        0.15
                           $3 - $4.99 billion         0.625
                              > $4.99 billion         0.600
EQUITY INCOME               $0 - $499 million         0.750             Wells Capital             $0 - $200 million        0.25
PORTFOLIO                 $500 - $999 million         0.700             Management              $200 - $400 million        0.20
                           $1 - $2.99 billion         0.650             Incorporated                 > $400 million        0.15
                           $3 - $4.99 billion         0.625
                              > $4.99 billion         0.600
EQUITY VALUE                $0 - $499 million         0.750         Systematic Financial          $0 - $150 million        0.30
PORTFOLIO                 $500 - $999 million         0.700            Management L.P.          $150 - $350 million        0.20
                           $1 - $2.99 billion         0.650                                     $350 - $750 million        0.15
                           $3 - $4.99 billion         0.625                                $750 million -$1 billion        0.13
                              > $4.99 billion         0.600                                            > $1 billion        0.10
INDEX PORTFOLIO             $0 - $999 million         0.100             Wells Capital             $0 - $200 million        0.02
                           $1 - $4.99 billion         0.075             Management                   > $200 million        0.01
                              > $4.99 billion         0.050             Incorporated
INTERNATIONAL               $0 - $499 million         0.950               New Star                 $0 - $50 million        0.35
CORE PORTFOLIO*           $500 - $999 million         0.900             Institutional            $50 - $550 million        0.29
                           $1 - $2.99 billion         0.850               Managers                   > $550 million        0.20
                           $3 - $4.99 billion         0.825               Limited
                              > $4.99 billion         0.800
INTERNATIONAL               $0 - $499 million         0.950           Artisan Partners                                     0.70
GROWTH PORTFOLIO          $500 - $999 million         0.900          Limited Partnership
                           $1 - $2.99 billion         0.850
                           $3 - $4.99 billion         0.825
                              > $4.99 billion         0.800

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INTERNATIONAL               $0 - $999 million          0.350             SSgA Funds               $0 - $100 million        0.08
INDEX PORTFOLIO            $1 - $4.99 billion          0.325             Management                  > $100 million        0.06
                              > $4.99 billion          0.300
INTERNATIONAL               $0 - $499 million          0.950              LSV Asset               $0 - $150 million        0.35
VALUE PORTFOLIO           $500 - $999 million          0.900              Management            $150 - $500 million        0.40
                           $1 - $2.99 billion          0.850                                    $500 - $750 million        0.35
                           $3 - $4.99 billion          0.825                               $750 million -$1 billion       0.325
                              > $4.99 billion          0.800                                           > $1 billion        0.30
LARGE CAP                   $0 - $999 million          0.700           Cadence Capital            $0 - $250 million        0.30
APPRECIATION PORTFOLIO     $1 - $2.99 billion          0.650           Management, LLC          $250 - $500 million        0.20
                           $3 - $4.99 billion          0.625                              $500 million - $1 billion        0.15
                              > $4.99 billion          0.600                                           > $1 billion        0.10
LARGE COMPANY               $0 - $499 million          0.750          Peregrine Capital            $0 - $25 million        0.75
GROWTH PORTFOLIO          $500 - $999 million          0.700           Management, Inc.           $25 - $50 million        0.60
                           $1 - $2.99 billion          0.650                                     $50 - $275 million        0.50
                           $3 - $4.99 billion          0.625                                         > $275 million        0.30
                              > $4.99 billion          0.600
SMALL CAP                   $0 - $999 million          0.200           Wells Capital              $0 - $200 million        0.02
INDEX PORTFOLIO            $1 - $4.99 billion          0.175             Management                  > $200 million        0.01
                              > $4.99 billion          0.150            Incorporated
SMALL COMPANY               $0 - $499 million          0.900          Peregrine Capital            $0 - $50 million        0.90
GROWTH PORTFOLIO          $500 - $999 million          0.850          Management, Inc.           $50 - $180 million        0.75
                           $1 - $2.99 billion          0.800                                    $180 - $340 million        0.65
                           $3 - $4.99 billion          0.775                                    $340 - $685 million        0.50
                              > $4.99 billion          0.750                                    $685 - $735 million        0.52
                                                                                                     > $735 million        0.55
SMALL COMPANY               $0 - $499 million          0.900          Peregrine Capital           $0 - $175 million        0.50
VALUE PORTFOLIO           $500 - $999 million          0.850           Management, Inc.              > $175 million        0.75
                           $1 - $2.99 billion          0.800
                           $3 - $4.99 billion          0.775
                              > $4.99 billion          0.750

* Effective October 6, 2004, New Star Institutional Managers Limited began providing sub-advisory services to the International Core Portfolio subject to the sub-advisory rates referenced above. Prior to October 6, 2004, Wells Capital Management Incorporated served as the Fund's advisor and received a sub-advisory fee at a rate as a percentage of net assets of 0.35% for assets from $0 to $200 million and 0.25% for assets greater than $200 million.

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                               % of Average
Fund                                                         Daily Net Assets

INTERNATIONAL CORE PORTFOLIO                                        0.10
INTERNATIONAL GROWTH PORTFOLIO                                      0.10
INTERNATIONAL INDEX PORTFOLIO                                       0.10
INTERNATIONAL VALUE PORTFOLIO                                       0.10
ALL OTHER FUNDS                                                     0.02

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

TRANSACTIONS WITH AFFILIATES

      For the year ended September 30, 2005, the following funds paid brokerage commissions to an affiliated broker dealer:

Fund                                                         Broker Commission

EQUITY VALUE PORTFOLIO                                           $  1,288
LARGE CAP APPRECIATION PORTFOLIO                                      761
SMALL COMPANY GROWTH PORTFOLIO                                     24,780
SMALL COMPANY VALUE PORTFOLIO                                      11,569

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody feesy.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2005, were as follows:

Portfolio                               Purchases at Cost    Sales Proceeds

C&B LARGE CAP VALUE PORTFOLIO            $  695,162,304      $  106,927,519
DISCIPLINED GROWTH PORTFOLIO                 80,768,147          95,501,768
EQUITY INCOME PORTFOLIO                     289,467,782         918,422,102
EQUITY VALUE PORTFOLIO                      635,396,832         484,232,309
INDEX PORTFOLIO                             165,930,218         207,161,220
INTERNATIONAL CORE PORTFOLIO                189,844,382         482,814,722
INTERNATIONAL GROWTH PORTFOLIO              324,804,357         111,443,816
INTERNATIONAL INDEX PORTFOLIO               162,125,672          31,712,252
INTERNATIONAL VALUE PORTFOLIO                21,388,891          52,480,979
LARGE CAP APPRECIATION PORTFOLIO            159,783,009         163,202,897
LARGE COMPANY GROWTH PORTFOLIO              608,872,563       1,087,760,748
SMALL CAP INDEX PORTFOLIO                    47,934,474          60,157,053
SMALL COMPANY GROWTH PORTFOLIO            1,178,463,008       1,209,603,048
SMALL COMPANY VALUE PORTFOLIO               430,299,815         361,341,718

5. IN-KIND TRANSACTIONS
--------------------------------------------------------------------------------

      Prior to its April 8, 2005 merger into the Wells Fargo Advantage Index Fund, the Strong Index 500 Fund invested all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio (`MIP"), an open-end 1940 Act management investment company advised by Barclays Global Fund Advisors pursuant to a "master-feeder" investment partnership arrangement. To facilitate the merger with the Wells Fargo Index Fund, the Strong Index 500 Fund received in-kind its pro-rata ownership share of $156,000,305 in securities held by the Master Portfolio on the merger date. Simultaneously, the securities received in-kind were recontributed by the acquiring Wells Fargo Advantage Index Fund in an in-kind subscription into the Wells Fargo Index Portfolio. Under Section 732(b) of the Tax Code, the Strong Index 500 Fund partnership cost basis ("outside basis") in the Master Portfolio as of the in-kind receipt date must be allocated in total to the securities received from the Master Portfolio. Accordingly, outside basis of $149,347,507 was allocated to securities received by the Strong Index 500 Fund and this value was recorded as the financial statement cost basis of securities held in the Wells Fargo Index Portfolio.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND INTERESTHOLDERS OF
WELLS FARGO MASTER TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio, fourteen of the portfolios constituting the Wells Fargo Master Trust (collectively the "Portfolios"), as of September 30, 2005, and the related statements of operations for the year then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of Wells Fargo Master Trust as of September 30, 2005, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.

KPMG LLP

Philadelphia, Pennsylvania
November 22, 2005

OTHER INFORMATION                        WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION


      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Master Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Funds Trust and Wells Fargo Variable Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                     POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***            PAST FIVE YEARS                    OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee,                         Associate Professor of             None
63                   since 1987                       Finance, Wake Forest
                                                      University, Calloway School
                                                      of Business and Accountancy.
------------------------------------------------------------------------------------------------------------

Peter G. Gordon      Trustee,                         Chairman, CEO, and Co-Founder      None
63                   since 1998                       of Crystal Geyser Water
                     (Chairman,                       Company and President of
                     since 2005)                      Crystal Geyser Roxane Water
                                                      Company.
------------------------------------------------------------------------------------------------------------

Richard M. Leach     Trustee,                         Retired. Prior thereto,            None
72                   since 1987                       President of Richard M. Leach
                                                      Associates (a financial
                                                      consulting firm).
------------------------------------------------------------------------------------------------------------

Timothy J. Penny     Trustee,                         Senior Counselor to the            None
53                   since 1996                       public relations firm of
                                                      Himle-Horner and Senior
                                                      Fellow at the Humphrey
                                                      Institute, Minneapolis,
                                                      Minnesota (a public policy
                                                      organization).
------------------------------------------------------------------------------------------------------------

Donald C. Willeke    Trustee,                         Principal of the law firm of       None
65                   since 1996                       Willeke & Daniels.
------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**

                     POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE ***            PAST FIVE YEARS                    OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee,                         Private Investor/Real Estate       None
61                   since 1987                       Developer; Chairman of White
                                                      Point Capital, LLC.
------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                        OTHER INFORMATION
--------------------------------------------------------------------------------

OFFICERS

                     POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE                PAST FIVE YEARS                    OTHER DIRECTORSHIPS
------------------------------------------------------------------------------------------------------------
Karla M. Rabusch     President,                       Executive Vice President of        None
46                   since 2003                       Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of
                                                      Wells Fargo Funds Management,
                                                      LLC from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
------------------------------------------------------------------------------------------------------------

Stacie D. DeAngelo   Treasurer,                       Senior Vice President of Wells     None
36                   since 2003                       Fargo Bank, N.A. and Senior
                                                      Vice President of Operations
                                                      for Wells Fargo Funds
                                                      Management, LLC. Prior
                                                      thereto, Operations Manager at
                                                      Scudder Weisel Capital, LLC
                                                      from 2000 to 2001. Director of
                                                      Shareholder Services at BISYS
                                                      Fund Services from 1999 to
                                                      2000.
------------------------------------------------------------------------------------------------------------

C. David Messman     Secretary,                       Vice President and Managing        None
45                   since 2000                       Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of
                                                      Wells Fargo Funds Management,
                                                      LLC. Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222, or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** As of September 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

OTHER INFORMATION                        WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS: C&B LARGE CAP VALUE FUND, DIVERSIFIED EQUITY FUND, DIVERSIFIED SMALL CAP FUND, EQUITY INCOME FUND, EQUITY VALUE FUND, GROWTH EQUITY FUND, INTERNATIONAL VALUE FUND, LARGE CAP APPRECIATION FUND, LARGE COMPANY GROWTH FUND, SMALL COMPANY GROWTH FUND, SMALL COMPANY VALUE FUND, C&B LARGE CAP VALUE PORTFOLIO, DISCIPLINED GROWTH PORTFOLIO, EQUITY INCOME PORTFOLIO, EQUITY VALUE PORTFOLIO, INDEX PORTFOLIO, INTERNATIONAL CORE PORTFOLIO, INTERNATIONAL GROWTH PORTFOLIO, INTERNATIONAL INDEX PORTFOLIO, INTERNATIONAL VALUE PORTFOLIO, LARGE CAP APPRECIATION PORTFOLIO, LARGE COMPANY GROWTH PORTFOLIO, SMALL CAP INDEX PORTFOLIO, SMALL COMPANY GROWTH PORTFOLIO AND SMALL COMPANY VALUE PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the C&B Large Cap Value Fund, Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Equity Value Fund, Growth Equity Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, C&B Large Cap Value Portfolio, Disciplined Growth Portfolio, Equity Income Portfolio, Equity Value Portfolio, Index Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio, Large Cap Appreciation Portfolio, Large Company Growth Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio (the "Funds"); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, Equity Income Portfolio, Index Portfolio and Small Cap Index Portfolio; (iii) an investment sub-advisory agreement with Artisan Partners Limited Partnership ("Artisan") for the International Growth Portfolio; (iv) an investment sub-advisory agreement with Cadence Capital Management LLC ("Cadence") for the Large Cap Appreciation Fund and Large Cap Appreciation Portfolio; (v) an investment sub-advisory agreement with Cooke & Bieler, L.P. ("Cooke & Bieler") for the C&B Large Cap Value Portfolio; (vi) an investment sub-advisory agreement with LSV Asset Management ("LSV") for the International Value Portfolio and International Value Portfolio; (vii) an investment sub-advisory agreement with New Star Institutional Managers Limited ("New Star") for the International Core Portfolio; (viii) an investment sub-advisory agreement with Peregrine Capital Management, Inc. ("Peregrine") for the Diversified Equity Fund, Diversified Small Cap Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Large Company Growth Portfolio, Small Company Growth Portfolio and Small Company Value Portfolio; (ix) an investment sub-advisory agreement with Smith Asset Management Group ("Smith") for the Diversified Equity Fund, Diversified Small Cap Fund, Growth Equity Fund and Disciplined Growth Portfolio; (x) an investment sub-advisory agreement with SSgA Funds Management ("SSgA") for the International Index Portfolio; and (xi) an investment sub-advisory agreement with Systematic Financial Management, L.P. ("Systematic") for the Equity Value Fund and Equity Value Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, Cadence, Cooke & Bieler, LSV, New Star, Peregrine, Smith, SSgA and Systematic (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at meetings held on April 4, 2005, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Because the Diversified Equity Fund, Diversified Small Cap Fund and Growth Equity Fund are gateway blended funds that invest all of their assets in the portfolios identified above and the C&B Large Cap Value Fund, Equity Income Fund, Equity Value Fund, International Value Fund, Large Cap Appreciation Fund, Large Company Growth Fund, Small Company Growth Fund and Small Company Value Fund are gateway feeder funds that invest all of their assets in one of the portfolios identified above, which has a substantially similar investment objective and substantially similar investment strategies to the respective Fund, information provided to the Boards regarding these Funds is also applicable to the portfolios identified above, as relevant.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. Responses of Funds Management and the Sub-Advisers to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                        OTHER INFROMATION
--------------------------------------------------------------------------------

Boards. The Boards reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and the Sub-Advisers.

      The Boards considered the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Boards considered information regarding each of Funds Management's and the Sub-Adviser's compensation for its personnel involved in the management of the Funds. In addition, the Boards considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-advisers.

      Based on the above factors, together with those referenced below, the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Boards considered the performance results for each of the Funds over various time periods. They also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe.

      The Boards noted that the performance of each Fund was better than, or not appreciably below, the median performance of each Fund's Peer Group for most time periods. The Boards noted that the performance of the Equity Income Fund, Large Company Growth Fund and Small Company Growth Fund was lower than the median performance of each Fund's Peer Group for all time periods and required further review. Accordingly, the Wells Fargo Funds Trust Board asked for a continued report on the performance of the Equity Income Fund, Large Company Growth Fund and Small Company Growth Fund. The Wells Fargo Funds Trust Board also noted that the C&B Large Cap Value Fund's one-year performance was lower than the median performance of the Peer Group and required further review. Upon further review, the Wells Fargo Funds Trust Board noted the C&B Large Cap Value Fund's underweight position in energy stocks was the primary factor contributing to the Fund's relative underperformance.

      The Boards received and considered information regarding the Funds' net operating expense ratios and their various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for the Funds' Peer Group and Universe, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratios of the Funds, except the Growth Equity Fund and Large Company Growth Fund, were lower than, equal to, or not appreciably higher than, the Fund's Peer Group's median net operating expense ratios. The Board noted that the net operating expense ratios for certain classes of the Growth Equity Fund and Large Company Growth Fund were higher than their Peer Groups' median net operating expense ratios, but the Board further noted that the Advisory Agreement Rates (as defined below) were within a reasonable range of the median rates of each Fund's Peer Group.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Boards took into account the separate administrative services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services. In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

OTHER INFORMATION                        WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of the Funds' Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to the Funds' Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on their consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and Funds Management and its affiliates. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable.

      The Boards did not consider a separate profitability analysis of Wells Capital Management, Peregrine and Smith, as their separate profitability from their relationships with the Diversified Equity Fund, Diversified Small Cap Fund, Equity Income Fund, Growth Equity Fund, Large Company Growth Fund, Small Company Growth Fund, Small Company Value Fund, Equity Income Portfolio, Index Portfolio, Small Cap Index Portfolio, Large Company Growth Portfolio, Small Company Growth Portfolio, Small Company Value Portfolio and Disciplined Growth Portfolio, was not a material factor in determining whether to renew the agreements. The Boards did not consider profitability information with respect to Artisan, Cooke & Bieler, LSV, New Star, SSgA and Systematic, which are not affiliated with Funds Management. The Boards considered that the sub-advisory fees paid to Artisan, Cadence, Cooke & Bieler, LSV, New Star, SSgA and Systematic, had been negotiated by Funds Management on an arms length basis and that Artisan's, Cadence's, Cooke & Bieler's, LSV's, New Star's, SSgA's and Systematic's separate profitability from their relationships with the Equity Value Fund, International Value Fund, Large Cap Appreciation Fund, C&B Large Cap Value Portfolio, Equity Value Portfolio, International Core Portfolio, International Growth Portfolio, International Index Portfolio, International Value Portfolio and Large Cap Appreciation Portfolio, was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trusts, and those offered by the Sub-Advisers to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in the business of Funds Management and the Sub-Advisers as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Boards also considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                        OTHER INFORMATION
--------------------------------------------------------------------------------

applicable to brokerage allocation procedures. The Boards also took note of the policies of the Sub-Advisers regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards reviewed detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also regularly review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards review reports of Funds Management and the Sub-Advisers at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Boards meet with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and its shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS                    WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

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

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

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

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

               -------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
               -------------------------------------------------

(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                            www.wellsfargo.com/advantagefunds    RT53225 11-05
                                                               AEGLD/AR111 09-05

                                                          [LOGO]
                                                          WELLS
                                                          FARGO  ADVANTAGE FUNDS

                                                              SEPTEMBER 30, 2005

                                                                   Annual Report

   WELLS FARGO ADVANTAGE INDEX FUND

                                                WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ....................................................    1
--------------------------------------------------------------------------------
Performance Highlights
--------------------------------------------------------------------------------
   Index Fund .............................................................    2
Fund Expenses .............................................................    4
--------------------------------------------------------------------------------
Portfolio of Investments
--------------------------------------------------------------------------------
   Index Fund .............................................................    5
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................    6
   Statement of Operations ................................................    7
   Statements of Changes in Net Assets ....................................    8
   Financial Highlights ...................................................   10
Notes to Financial Statements .............................................   12
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   16
--------------------------------------------------------------------------------

                                Master Portfolios

Portfolio of Investments
--------------------------------------------------------------------------------
   Index Portfolio ........................................................   17
Financial Statements
--------------------------------------------------------------------------------
   Statement of Assets and Liabilities ....................................   33
   Statement of Operations ................................................   34
   Statements of Changes in Net Assets ....................................   35
   Financial Highlights ...................................................   36
   Notes to Financial Highlights ..........................................   37
Notes to Financial Statements .............................................   38
--------------------------------------------------------------------------------
Report of Independent Registered Public Accounting Firm ...................   41
--------------------------------------------------------------------------------
Other Information .........................................................   42
--------------------------------------------------------------------------------
List of Abbreviations .....................................................   47
--------------------------------------------------------------------------------

                -------------------------------------------------
                NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
                -------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                          WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE INDEX FUND annual report for the period ending September 30, 2005. On the following pages, you will find a discussion of the Fund, including performance highlights, the Fund manager's strategic outlook, and information about the Fund's investment portfolio.

ECONOMIC SETBACK FROM HURRICANES
--------------------------------------------------------------------------------

      At the start of the reporting period, the economy was on track for broad-based growth, but lost steam midway through with rising interest rates and higher energy costs threatening economic expansion. Growth slowed to an estimated 3.3% rate during the second quarter, down from the first quarter's 3.8% rate. The reporting period ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita. The damage they did to U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and threatens to further slow economic growth in the fourth quarter.

      Interest rates continued to push higher during the reporting period, with the Federal Reserve continuing its successive rate hikes through the second and third quarters of 2005, ending the period with the Federal funds target rate at 3.75%.

NO PATTERN FOR STOCKS
--------------------------------------------------------------------------------

      Falling oil prices and steady, long-term interest rates helped stocks end 2004 on an up note, contributing to a 9.2% gain to the S&P 500 Index in the fourth quarter. However, by the end of first quarter 2005, the S&P 500 Index experienced its worst quarterly loss in two years. The weakness was fairly broad based, with only energy and utility stocks showing gains.

      Stocks continued to seesaw during the second quarter of 2005, leaving the S&P 500 Index with a moderate gain that failed to counter its first quarter's losses. Utilities, financial services, and health care stocks occupied top performance slots during that quarter. This modest rally extended through the third quarter, when stocks managed to move higher during the immediate aftermath of the two U.S. Gulf Coast hurricanes. Energy stocks dominated third quarter performance with double-digit returns.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      With worries over hurricane-related disruptions to energy supplies, historically high fuel costs, and a continuing rise in interest rates, this year is shaping up to end markedly different from the financial market highs we experienced at the end of last year. But just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets.

      That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our subadvisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking skillful, independent money managers who share our dedication to pursuing consistent, long-term results offers our investors the firm footing they need to navigate changing market conditions as they move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,


/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE INDEX FUND                          PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INDEX FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE INDEX FUND (the Fund) seeks to replicate the total rate of return of the S&P 500 Index2, before fees and expenses.

ADVISER                                SUB-ADVISER
   Wells Fargo Funds Management, LLC     Wells Capital Management Incorporated

FUND MANAGER                           INCEPTION DATE
   Gregory T. Genung, CFA                1/31/1987

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Administrator Class shares returned 11.99%(1) for the twelve-month period ending September 30, 2005, underperforming the S&P 500 Index(2), which returned 12.25% during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE AT THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      ADMINISTRATOR AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The economy fired on all cylinders during the reporting period as unemployment dropped, inflation remained in check, and consumer spending remained high. This provided the impetus for equity investors to come off the sidelines and back into the market. Large cap stocks rallied in response to a strong economy and continued double-digit earnings growth. Overall, energy and utility stocks led the way while the telecommunications sector, struggling under large debt burden and squeezed profit margins, continued to be the laggards in the Index.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Since the Fund seeks to replicate the S&P 500 Index, we adjusted the portfolio when changes to the Index occurred during the reporting period, which minimized the tracking error to the benchmark.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      While our outlook on stocks does not impact our strategy, we do anticipate positive returns for U.S. equities going forward. Looking ahead, we see the potential for the economy to continue to do well, the unemployment picture to improve, and corporate earnings to come in better than analyst expectations. All of this may lead to positive returns for the U. S. stock market in the future.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------
The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security,market sector or the markets generally, or the WELLS FARGO ADVANTAGE INDEX FUND.

PERFORMANCE HIGHLIGHTS                          WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------
                                             6-Month*  1-Year  5-Year   10-Year
                                             --------  ------  ------   -------
Index Fund - Administrator Class               4.89    11.99   (1.63)    9.23
Index Fund - Investor Class                    4.78    11.76   (1.83)    9.02
Benchmark
  S&P 500 Index(2)                             5.02    12.25   (1.49)    9.49

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------
Beta**                                                                     1.05
Price to Earnings Ratio (trailing 12 months)                              23.22x
Price to Book Ratio                                                        4.11x
Median Market Cap. ($B)                                                  $11.49
Portfolio Turnover(5)                                                         8%

**A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS
1.00 BY DEFINITION.

TEN LARGEST EQUITY HOLDINGS(3,4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------
ExxonMobil Corporation                                                     3.61%
General Electric Company                                                   3.22%
Microsoft Corporation                                                      2.14%
Citigroup Incorporated                                                     2.12%
Johnson & Johnson                                                          1.70%
Pfizer Incorporated                                                        1.66%
Bank of America Incorporated                                               1.53%
American International Group Incorporated                                  1.45%
Altria Group Incorporated                                                  1.38%
Intel Corporation                                                          1.35%

SECTOR DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                   (11%)
Consumer Staples                          (9%)
Energy                                   (10%)
Financials                               (20%)
Health Care                              (13%)
Industrials                              (11%)
Information Technology                   (15%)
Telecommunications Services               (3%)
Materials                                 (3%)
Utilities                                 (4%)
Cash                                      (1%)

GROWTH OF $10,000 INVESTMENT(6) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

[THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                         Wells Fargo Advantage
                               Index Fund
                          Administrator Class          S&P 500 Index
                         --------------------          -------------
9/30/1995                       10000                      10000
10/31/1995                       9953                       9964
11/30/1995                      10385                      10401
12/31/1995                      10577                      10602
1/31/1996                       10937                      10962
2/29/1996                       11025                      11064
3/31/1996                       11131                      11170
4/30/1996                       11289                      11334
5/31/1996                       11572                      11626
6/30/1996                       11620                      11670
7/31/1996                       11106                      11154
8/31/1996                       11330                      11389
9/30/1996                       11962                      12030
10/31/1996                      12289                      12362
11/30/1996                      13215                      13295
12/31/1996                      12931                      13032
1/31/1997                       13748                      13846
2/28/1997                       13854                      13954
3/31/1997                       13287                      13382
4/30/1997                       14077                      14180
5/31/1997                       14932                      15042
6/30/1997                       15612                      15716
7/31/1997                       16833                      16965
8/31/1997                       15896                      16015
9/30/1997                       16758                      16891
10/31/1997                      16194                      16327
11/30/1997                      16936                      17083
12/31/1997                      17222                      17376
1/31/1998                       17411                      17568
2/28/1998                       18662                      18834
3/31/1998                       19610                      19799
4/30/1998                       19808                      20001
5/31/1998                       19459                      19657
6/30/1998                       20248                      20455
7/31/1998                       20030                      20238
8/31/1998                       17126                      17313
9/30/1998                       18217                      18423
10/31/1998                      19694                      19921
11/30/1998                      20878                      21128
12/31/1998                      22101                      22345
1/31/1999                       22982                      23279
2/28/1999                       22267                      22555
3/31/1999                       23153                      23457
4/30/1999                       24039                      24365
5/31/1999                       23461                      23790
6/30/1999                       24762                      25111
7/31/1999                       23992                      24327
8/31/1999                       23879                      24206
9/30/1999                       23226                      23543
10/31/1999                      24693                      25033
11/30/1999                      25182                      25541
12/31/1999                      26651                      27045
1/31/2000                       25306                      25688
2/29/2000                       24826                      25202
3/31/2000                       27249                      27667
4/30/2000                       26427                      26834
5/31/2000                       25881                      26284
6/30/2000                       26510                      26933
7/31/2000                       26110                      26513
8/31/2000                       27724                      28160
9/30/2000                       26260                      26673
10/31/2000                      26145                      26561
11/30/2000                      24088                      24468
12/31/2000                      24199                      24588
1/31/2001                       25048                      25461
2/28/2001                       22791                      23141
3/31/2001                       21350                      21676
4/30/2001                       23006                      23358
5/31/2001                       23158                      23515
6/30/2001                       22589                      22944
7/31/2001                       22364                      22719
8/31/2001                       20960                      21299
9/30/2001                       19267                      19580
10/31/2001                      19630                      19954
11/30/2001                      21130                      21484
12/31/2001                      21312                      21673
1/31/2002                       21001                      21357
2/28/2002                       20592                      20945
3/31/2002                       21363                      21732
4/30/2002                       20068                      20415
5/31/2002                       19915                      20266
6/30/2002                       18490                      18823
7/31/2002                       17074                      17357
8/31/2002                       17185                      17470
9/30/2002                       15310                      15573
10/31/2002                      16674                      16941
11/30/2002                      17654                      17938
12/31/2002                      16618                      16885
1/31/2003                       16170                      16444
2/28/2003                       15925                      16197
3/31/2003                       16076                      16353
4/30/2003                       17391                      17700
5/31/2003                       18311                      18631
6/30/2003                       18542                      18870
7/31/2003                       18863                      19202
8/31/2003                       19226                      19576
9/30/2003                       19018                      19369
10/31/2003                      20089                      20463
11/30/2003                      20263                      20643
12/31/2003                      21318                      21725
1/31/2004                       21700                      22125
2/29/2004                       21996                      22432
3/31/2004                       21662                      22094
4/30/2004                       21318                      21747
5/31/2004                       21604                      22045
6/30/2004                       22020                      22472
7/31/2004                       21294                      21728
8/31/2004                       21375                      21815
9/30/2004                       21600                      22051
10/31/2004                      21925                      22388
11/30/2004                      22808                      23295
12/31/2004                      23577                      24087
1/31/2005                       23003                      23499
2/28/2005                       23479                      23993
3/31/2005                       23062                      23568
4/30/2005                       22620                      23120
5/31/2005                       23334                      23856
6/30/2005                       23363                      23889
7/31/2005                       24227                      24778
8/31/2005                       23999                      24552
9/30/2005                       24189                      24751

(1) The Fund's Adviser has committed through January 31, 2006, for the Administrator Class and through April 30, 2007, for the Investor Class to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE INDEX FUND - Administrator Class was named the Wells Fargo Index Fund - Institutional Class. Performance shown for the Administrator Class shares for periods prior to November 8, 1999, reflects the performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund. Performance shown for the Investor Class shares for periods prior to April 11, 2005 reflects the performance of the Administrator Class shares of the Fund and for periods prior to November 8, 1999, reflects the performance of the Institutional Class shares of the Norwest Advantage Index Fund, its predecessor fund.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change. Cash and cash equivalents are not reflected in the calculations of fund characteristics and portfolio holdings.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the Master Trust portfolio securities allocable to the Fund divided by total market value of the portfolio of investments of the Fund. See Notes to Financial Statements for a discussion of the Master Trust.

(5) Portfolio turnover rate represents the activity from the Fund's investment in a single master portfolio.

(6) The chart compares the performance of the WELLS FARGO ADVANTAGE INDEX FUND Administrator Class shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Administrator Class shares and reflects all operating expenses.

WELLS FARGO ADVANTAGE INDEX FUND                                   FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                            Beginning      Ending
                                            Account       Account         Expenses     Net Annual
                                             Value         Value        Paid During     Expense
                                           04/01/2005    09/30/2005       Period(1)       Ratio
Index Fund
-------------------------------------------------------------------------------------------------------
Index Fund - Administrator Class
Actual                                      $1,000.00     $1,048.90       $1.28          0.25%
Hypothetical
  (5% return before expenses)               $1,000.00     $1,023.82       $1.27          0.25%
Index Fund - Investor Class
Actual(2)                                   $1,000.00     $1,046.80       $2.18          0.45%
Hypothetical
  (5% return before expenses)               $1,000.00     $1,022.81       $2.28          0.45%

(1) EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

(2) THIS CLASS COMMENCED OPERATIONS ON APRIL 11, 2005. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 173/365 (TO REFLECT THE PERIOD FROM APRIL 11, 2005 TO SEPTEMBER 30, 2005).

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005  WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

INDEX FUND
----------------------------------------------------------------------------------------------
FACE/SHARE
AMOUNT         SECURITY NAME                                                        VALUE

INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS - 100.19%
      N/A  WELLS FARGO ADVANTAGE INDEX PORTFOLIO                                $1,363,945,974

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $934,333,738)            1,363,945,974
                                                                                --------------

TOTAL INVESTMENTS IN SECURITIES

(COST $934,333,738)                                         100.19%             $1,363,945,974
OTHER ASSETS AND LIABILITIES, NET                            (0.19)                (2,528,361)
                                                            ------              --------------
TOTAL NET ASSETS                                            100.00%             $1,361,417,613
                                                            ------              ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE INDEX FUND

                       STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                                                     INDEX FUND
-------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS ...............................................................   $ 1,363,945,974
                                                                                                                ---------------
TOTAL INVESTMENTS AT MARKET VALUE  (SEE COST BELOW) .........................................................     1,363,945,974
                                                                                                                ---------------
  CASH ......................................................................................................            25,000
  RECEIVABLE FOR FUND SHARES ISSUED .........................................................................           736,762
  RECEIVABLES FOR DIVIDENDS AND INTEREST ....................................................................               451
  RECEIVABLE FROM INVESTMENT ADVISOR AND AFFILIATES .........................................................            36,024
                                                                                                                ---------------
TOTAL ASSETS ................................................................................................     1,364,744,211
                                                                                                                ---------------

LIABILITIES
  PAYABLE FOR FUND SHARES REDEEMED ..........................................................................         3,174,261
  DIVIDENDS PAYABLE .........................................................................................               631
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENTS ..................................................           149,246
  Accrued expenses and other liabilities ....................................................................             2,460
                                                                                                                ---------------
TOTAL LIABILITIES ...........................................................................................         3,326,598
                                                                                                                ---------------
TOTAL NET ASSETS ............................................................................................   $ 1,361,417,613
                                                                                                                ===============

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL ...........................................................................................   $   945,012,840
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ................................................................        14,601,420
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS .....................................................       (27,808,883)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES AND TRANSLATION OF ASSETS AND
    LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...........................................................       429,612,236
                                                                                                                ---------------
TOTAL NET ASSETS ............................................................................................   $ 1,361,417,613
                                                                                                                ---------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
-------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - ADMINISTRATOR CLASS ..........................................................................   $ 1,211,916,249
  SHARES OUTSTANDING - ADMINISTRATOR CLASS ..................................................................        24,334,064
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - ADMINISTRATOR CLASS ........................................   $         49.80
  NET ASSETS - INVESTOR CLASS ...............................................................................   $   149,501,364
  SHARES OUTSTANDING - INVESTOR CLASS .......................................................................         3,004,827
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - INVESTOR CLASS .............................................   $         49.75
                                                                                                                ---------------

INVESTMENTS AT COST .........................................................................................   $   934,333,738
                                                                                                                ===============

(1) THE FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2005

                                                WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

                                                                                                                    INDEX FUND
------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .....................................................   $   25,343,074
  INTEREST INCOME ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ...............................................          538,879
  EXPENSES ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS ......................................................       (1,417,483)
  WAIVERS ALLOCATED FROM AFFILIATED MASTER PORTFOLIOS .......................................................          976,849
                                                                                                                --------------
TOTAL INVESTMENT INCOME .....................................................................................       25,441,319
                                                                                                                --------------

EXPENSES
  ADMINISTRATION FEES
     FUND LEVEL .............................................................................................          615,135
     ADMINISTRATOR CLASS ....................................................................................        1,762,926
     INVESTOR CLASS .........................................................................................          330,199
  SHAREHOLDER SERVICING FEES ................................................................................          734,303
  ACCOUNTING FEES ...........................................................................................           86,868
  AUDIT FEES ................................................................................................            6,806
  LEGAL FEES ................................................................................................           17,302
  REGISTRATION FEES .........................................................................................           22,555
  SHAREHOLDER REPORTS .......................................................................................           92,502
  TRUSTEES' FEES ............................................................................................            9,765
  OTHER FEES AND EXPENSES ...................................................................................           27,085
                                                                                                                --------------
TOTAL EXPENSES ..............................................................................................        3,705,446
                                                                                                                --------------
LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............................................................         (926,572)
  NET EXPENSES ..............................................................................................        2,778,874
                                                                                                                --------------
NET INVESTMENT INCOME (LOSS) ................................................................................       22,662,445
                                                                                                                --------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ...........................................            2,830
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................................................       39,211,897
  FUTURES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS .....................................................           33,801
                                                                                                                --------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................................................................       39,248,528
                                                                                                                --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES TRANSACTIONS ALLOCATED FROM MASTER PORTFOLIOS ..................................................      110,907,866
  FORWARDS, FUTURES, OPTIONS, SWAPS AND SHORT SALES ALLOCATED FROM MASTER PORTFOLIOS ...... .................          128,485
                                                                                                                --------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS .........................................      111,036,351
                                                                                                                ==============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......................................................      150,284,879
                                                                                                                --------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .............................................   $  172,947,324
                                                                                                                ==============

WELLS FARGO ADVANTAGE INDEX FUND             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                        INDEX FUND
                                                                                           --------------------------------------
                                                                                                      FOR THE             FOR THE
                                                                                                   YEAR ENDED          YEAR ENDED
                                                                                           SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
---------------------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) IN NET ASSETS
     BEGINNING NET ASSETS ...............................................................     $ 1,087,211,965     $   839,581,398

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ..........................................................          22,662,445          15,264,330
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...............................................          39,248,528           6,837,519
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ...................         111,036,351          94,101,464
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................         172,947,324         116,203,313
                                                                                              ---------------     ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
     ADMINISTRATOR CLASS ................................................................         (19,362,331)        (12,191,997)
                                                                                              ---------------     ---------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS .....................................................         (19,362,331)        (12,191,997)
                                                                                              ---------------     ---------------
CAPITAL SHARES TRANSACTIONS:---
  PROCEEDS FROM SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ..............................         592,541,736         363,731,981
  REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) ..........................          17,112,058          10,206,039
  COST OF SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ................................        (594,211,417)       (230,318,769)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  ADMINISTRATOR CLASS ...................................................................          15,442,377         143,619,251
                                                                                              ---------------     ---------------
  PROCEEDS FROM SHARES SOLD - INVESTOR CLASS (NOTE 1) ...................................         130,248,594                 N/A
  COST OF SHARES REDEEMED - INVESTOR CLASS (NOTE 1) .....................................         (25,070,316)                N/A
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  INVESTOR CLASS ........................................................................         105,178,278                 N/A
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS .........         120,620,655         143,619,251
                                                                                              ===============     ===============
NET INCREASE (DECREASE) IN NET ASSETS ...................................................         274,205,648         247,630,567
                                                                                              ===============     ===============
ENDING NET ASSETS .......................................................................     $ 1,361,417,613     $ 1,087,211,965
                                                                                              ===============     ===============
SHARES ISSUED AND REDEEMED:
  SHARES SOLD - ADMINISTRATOR CLASS (NOTE 1) ............................................          12,286,699           8,138,475
  SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - ADMINISTRATOR CLASS (NOTE 1) .........             357,768             232,802
  SHARES REDEEMED - ADMINISTRATOR CLASS (NOTE 1) ........................................         (12,356,816)         (5,142,413)
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - ADMINISTRATOR CLASS .....................             287,651           3,228,864
                                                                                              ---------------     ---------------
  SHARES SOLD - INVESTOR CLASS (NOTE 1) .................................................           3,520,398                 N/A
  SHARES REDEEMED - INVESTOR CLASS (NOTE 1) .............................................            (515,571)                N/A
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - INVESTOR CLASS ..........................           3,004,827                 N/A
                                                                                              ---------------     ---------------
NET INCREASE (DECREASE) IN SHARES RESULTING FROM CAPITAL SHARE TRANSACTIONS .............           3,292,478           3,228,864
                                                                                              ===============     ===============
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ............................     $    14,601,420     $    11,395,833
                                                                                              ===============     ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS FARGO ADVANTAGE INDEX FUND                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 NET REALIZED
                                                       BEGINNING          NET             AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                       NET ASSET   INVESTMENT      UNREALIZED        FROM NET        FROM NET
                                                       VALUE PER       INCOME   GAIN (LOSS)ON      INVESTMENT        REALIZED
                                                           SHARE       (LOSS)     INVESTMENTS    INCOME GAINS           GAINS
-----------------------------------------------------------------------------------------------------------------------------
INDEX FUND
-----------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............     $ 45.21         0.89            4.50          (0.80)           0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............     $ 40.33         0.65            4.81          (0.58)           0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............     $ 32.98         0.55            7.37          (0.57)           0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............     $ 42.00         0.51           (8.99)         (0.54)           0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............     $ 59.73         0.54          (15.94)         (0.60)          (1.73)
INVESTOR CLASS
APRIL 11, 2005(5) TO SEPTEMBER 30, 2005 ............     $ 47.52         0.34            1.89           0.00            0.00

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

(3) Portfolio turnover rate represents the activity from the Fund's investment in a single Portfolio.

(4) Includes net expenses allocated from the Portfolio in which the Fund invests.

(5)   Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

                                                       DISTRIBUTIONS     ENDING     RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                        IN EXCESS OF  NET ASSET   ------------------------------------------------
                                                            REALIZED  VALUE PER   NET INVESTMENT      GROSS   EXPENSES         NET
                                                               GAINS      SHARE    INCOME (LOSS)   EXPENSES     WAIVED    EXPENSES
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           0.00   $  49.80             1.87%   0.31%(4)    (0.06)%     0.25%(4)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           0.00   $  45.21             1.49%   0.31%(4)    (0.06)%     0.25%(4)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............           0.00   $  40.33             1.58%   0.44%(4)    (0.19)%     0.25%(4)
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............           0.00   $  32.98             1.28%   0.39%(4)    (0.14)%     0.25%(4)
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............           0.00   $  42.00             1.11%   0.30%(4)    (0.05)%     0.25%(4)
INVESTOR CLASS
APRIL 11, 2005(5) TO SEPTEMBER 30, 2005 ............           0.00   $  49.75             1.36%   0.82%(4)    (0.37)%     0.45%(4)

                                                                       PORTFOLIO    NET ASSETS AT
                                                               TOTAL    TURNOVER    END OF PERIOD
                                                           RETURN(2)      RATE(3)  (000'S OMITTED)
--------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------

ADMINISTRATOR CLASS
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............          11.99%          8%       $1,211,916
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............          13.57%          3%       $1,087,212
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............          24.22%          3%       $  839,581
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         (20.54)%         4%       $  596,168
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............         (26.63)%         2%       $  733,380
INVESTOR CLASS
APRIL 11, 2005(5) TO SEPTEMBER 30, 2005 ............           4.69%          8%       $  149,501

WELLS FARGO ADVANTAGE INDEX FUND                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Index Fund. The Fund is a diversified series of the Trust.

      Effective April 11, 2005, the Wells Fargo Index Fund changed its name to the Wells Fargo Advantage Index Fund. Also at this time, the Institutional Class changed its name to the Administrator Class, and the Investor Class commenced operations.

      In August and September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                                 (BEFORE REORGANIZATION)             (AFTER REORGANIZATION)
                                                       -------------------------------------------    --------------------
                                                         (TARGET FUND)        (ACQUIRING FUND*)      WELLS FARGO ADVANTAGE
Fund                                                   Strong Index Fund    Wells Fargo Index Fund        INDEX FUND
--------------------------------------------------------------------------------------------------------------------------
Shares:
  INSTITUTIONAL CLASS(1) ...........................                   0                23,429,078                       0
  INVESTOR CLASS ...................................          11,405,812                         0               3,296,293
  ADMINISTRATOR CLASS ..............................                   0                         0              23,429,078
Net Assets:
  INSTITUTIONAL CLASS(1) ...........................     $             0        $    1,113,282,168       $               0
  INVESTOR CLASS ...................................         156,630,345                         0             156,630,345
  ADMINISTRATOR CLASS ..............................                   0                         0           1,113,282,168
Unrealized appreciation (depreciation) .............     $   (18,667,798)       $     (358,573,035)      $    (377,240,833)
Accumulated net realized gains (losses) ............     $   (19,464,953)       $       26,546,066       $       7,081,113

* DESIGNATES THE ACCOUNTING SURVIVOR.

(1) EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 8, 2005, INSTITUTIONAL CLASS OF WELLS FARGO INDEX FUND MERGED INTO ADMINISTRATOR CLASS OF WELLS FARGO ADVANTAGE INDEX FUND.

      The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

      The Index Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio in which the Index Fund invests is as follows:

                                                                         Index
                                                                          Fund
INDEX PORTFOLIO                                                            63%

NOTES TO FINANCIAL STATEMENTS                   WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in the Master Portfolios are valued daily based upon each fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At September 30, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                       Undistributed Net   Undistributed Net
Fund                   Investment Income   Realized Gain/Loss   Paid-in Capital
INDEX FUND                 $(94,527)            $68,477                 $26,050


FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2005.

      At September 30, 2005, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                             Capital Loss
Fund                             Year Expires               Carryforwards
INDEX FUND                           2008                    $  2,084,080
                                     2009                      12,137,615
                                     2010                       2,154,234
                                     2011                      20,770,094
                                     2012                       6,223,935
                                     2013                         242,271

WELLS FARGO ADVANTAGE INDEX FUND                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

      Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

                                                                  Admin Fees
                                            Average Daily        (% of Average
                                              Net Assets       Daily Net Assets)
FUND LEVEL                               $0 - $4.99 billion          0.05
                                 $5 billion - $9.99 billion          0.04
                                             >$9.99 billion          0.03

ADMINISTRATOR CLASS*                                                 0.10

INVESTOR CLASS                                                       0.45

* Prior to April 11, 2005, the class level fee was 0.20%.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. Transfer agent fees are paid by Funds Management and not by the Fund.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby the Fund is charged the following annual fees:

                                                                 % of Average
 Share Class                                                   Daily Net Assets
 ADMINISTRATOR CLASS**                                                  0.10
 INVESTOR CLASS                                                         0.25

** Prior to April 11, 2005, the Administrator Class shares of the Index Fund did not pay a shareholder servicing fee.

For the year ended September 30, 2005, shareholder servicing fees paid were as follows:

                                   Administrator                     Investor
 Fund                                  Class                          Class
 INDEX FUND                          $550,859                       $183,444

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

NOTES TO FINANCIAL STATEMENTS                   WELLS FARGO ADVANTAGE INDEX FUND
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the year ended September 30, 2005, were waived by Funds Management proportionately from all classes, first from advisory or administration fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                              Net Operating Expense Ratios
                                      Administrator                    Investor
Fund                                      Class                         Class
INDEX FUND                                0.25%                          0.45%

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2005, were as follows:

Fund                             Purchases at Cost               Sales Proceeds
INDEX FUND*                        $105,216,348                   $131,360,930

      * The Fund seeks to achieve its investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended September 30, 2005, there were no borrowings under the agreement by the Index Fund.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004, was as follows:

                        Ordinary    Long-Term     Dividends Paid
                        Income     Capital Gain   on Redemptions        Total
 Fund                    2005         2005             2005             2005
 INDEX FUND           $19,362,331      0                 0          $19,362,331

                        Ordinary    Long-Term      Dividends Paid
                         Income     Capital Gain   on Redemptions       Total
 Fund                     2004        2004             2004             2004
 INDEX FUND            $12,191,997      0                0          $12,191,997

      As of September 30, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to deferrals on wash sales and REIT adjustments.

                   Undistributed     Undistributed   Unrealized Appreciation    Capital Loss
 Fund              Ordinary Income   Long-Term Gain      (Depreciation)        Carryforward**       Total
 INDEX FUND***      $7,666,517            $0              $404,630,362         $(43,612,229)    $368,684,650

 ** This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

***   The amounts shown are based on the Fund's tax year of May 31, 2005.

7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

WELLS FARGO ADVANTAGE INDEX FUND

                         REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND SHAREHOLDERS OF
WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Index Fund, (the "Fund"), one of the Funds constituting the Wells Fargo Funds Trust, as of September 30, 2005, and the related statement of operations, statements of changes in net assets and the financial highlights for the periods presented. The financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Index Fund of the Wells Fargo Funds Trust as of September 30, 2005, the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting principles.


/s/ KPMG LLP

Philadelphia, Pennsylvania
November 22, 2005

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
COMMON STOCKS - 98.99%

AMUSEMENT & RECREATION SERVICES - 0.19%
       35,275  HARRAH'S ENTERTAINMENT INCORPORATED                                         $      2,299,577
       65,527  INTERNATIONAL GAME TECHNOLOGY<<                                                    1,769,229

                                                                                                  4,068,806
                                                                                           ----------------

APPAREL & ACCESSORY STORES - 0.38%
      111,333  GAP INCORPORATED                                                                   1,940,534
       66,219  KOHL'S CORPORATION+                                                                3,322,869
       67,079  LIMITED BRANDS                                                                     1,370,424
       42,539  NORDSTROM INCORPORATED<<                                                           1,459,939

                                                                                                  8,093,766
                                                                                           ----------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS - 0.11%
       22,747  JONES APPAREL GROUP INCORPORATED                                                     648,289
       20,618  LIZ CLAIBORNE INCORPORATED                                                           810,700
       17,161  VF CORPORATION                                                                       994,823

                                                                                                  2,453,812
                                                                                           ----------------
APPLICATIONS SOFTWARE - 0.04%
       32,735  CITRIX SYSTEMS INCORPORATED+<<                                                       822,958
                                                                                           ----------------

AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS - 0.07%
       34,644  AUTONATION INCORPORATED+                                                             691,841
       10,684  AUTOZONE INCORPORATED+                                                               889,443

                                                                                                  1,581,284
                                                                                           ----------------

AUTOMOTIVE REPAIR, SERVICES & PARKING - 0.02%
       12,337  RYDER SYSTEM INCORPORATED                                                            422,172
                                                                                           ----------------


BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS - 0.30%
       24,657  CENTEX CORPORATION                                                                 1,592,349
       52,299  D.R. HORTON INCORPORATED                                                           1,894,270
       14,901  KB HOME<<                                                                          1,090,753
       41,216  PULTE HOMES INCORPORATED<<                                                         1,768,991

                                                                                                  6,346,363
                                                                                           ----------------
BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME DEALERS - 1.22%
      411,211  HOME DEPOT INCORPORATED                                                           15,683,587
      149,792  LOWE'S COMPANIES INCORPORATED                                                      9,646,605
       21,871  SHERWIN-WILLIAMS COMPANY                                                             963,855

                                                                                                 26,294,047
                                                                                           ----------------

BUSINESS SERVICES - 5.91%
       94,446  ADOBE SYSTEMS INCORPORATED<<                                                       2,819,213
       24,132  AFFILIATED COMPUTER SERVICES INCORPORATED CLASS A+<<                               1,317,607
       43,881  AUTODESK INCORPORATED+                                                             2,037,834
      111,471  AUTOMATIC DATA PROCESSING INCORPORATED                                             4,797,712
       41,873  BMC SOFTWARE INCORPORATED+                                                           883,520
      201,025  CENDANT CORPORATION                                                                4,149,156

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
BUSINESS SERVICES (CONTINUED)
       89,016  COMPUTER ASSOCIATES INTERNATIONAL INCORPORATED                              $      2,475,535
       35,501  COMPUTER SCIENCES CORPORATION+<<                                                   1,679,552
       74,557  COMPUWARE CORPORATION+                                                               708,291
       26,907  CONVERGYS CORPORATION+<<                                                             386,654
      213,295  EBAY INCORPORATED+                                                                 8,787,754
       58,313  ELECTRONIC ARTS INCORPORATED+                                                      3,317,427
       99,701  ELECTRONIC DATA SYSTEMS CORPORATION                                                2,237,290
       25,023  EQUIFAX INCORPORATED                                                                 874,304
      148,234  FIRST DATA CORPORATION                                                             5,929,360
       36,142  FISERV INCORPORATED+                                                               1,657,834
       43,376  IMS HEALTH INCORPORATED                                                            1,091,774
       81,247  INTERPUBLIC GROUP OF COMPANIES INCORPORATED+<<                                       945,715
       34,820  INTUIT INCORPORATED+<<                                                             1,560,284
       16,638  MERCURY INTERACTIVE CORPORATION+                                                     658,865
    1,770,035  MICROSOFT CORPORATION                                                             45,543,001
       23,398  MONSTER WORLDWIDE INCORPORATED+                                                      718,553
       35,696  NCR CORPORATION+                                                                   1,139,059
       73,390  NOVELL INCORPORATED+<<                                                               546,756
       34,987  OMNICOM GROUP INCORPORATED                                                         2,925,963
      724,565  ORACLE CORPORATION+                                                                8,977,360
       52,318  PARAMETRIC TECHNOLOGY CORPORATION+                                                   364,656
       32,529  ROBERT HALF INTERNATIONAL INCORPORATED                                             1,157,707
      100,353  SIEBEL SYSTEMS INCORPORATED                                                        1,036,646
      655,155  SUN MICROSYSTEMS INCORPORATED+                                                     2,568,208
      230,131  SYMANTEC CORPORATION+                                                              5,214,768
       65,428  UNISYS CORPORATION+<<                                                                434,442
      240,918  YAHOO! INCORPORATED+                                                               8,152,665

                                                                                                127,095,465
                                                                                           ----------------

CHEMICALS & ALLIED PRODUCTS - 9.98%
      298,642  ABBOTT LABORATORIES                                                               12,662,421
       42,593  AIR PRODUCTS & CHEMICALS INCORPORATED                                              2,348,578
       14,486  ALBERTO-CULVER COMPANY CLASS B                                                       648,249
      237,045  AMGEN INCORPORATED+                                                               18,885,375
       21,222  AVERY DENNISON CORPORATION                                                         1,111,821
       90,447  AVON PRODUCTS INCORPORATED                                                         2,442,069
       65,003  BIOGEN IDEC INCORPORATED+                                                          2,566,318
      375,770  BRISTOL-MYERS SQUIBB COMPANY                                                       9,041,026
       20,935  CHIRON CORPORATION+<<                                                                913,185
       29,148  CLOROX COMPANY                                                                     1,618,880
       99,794  COLGATE-PALMOLIVE COMPANY                                                          5,268,125
      185,321  DOW CHEMICAL COMPANY                                                               7,722,326
      191,118  E.I. DU PONT DE NEMOURS & COMPANY<<                                                7,486,092
       15,653  EASTMAN CHEMICAL COMPANY                                                             735,221
       35,377  ECOLAB INCORPORATED                                                                1,129,588
      217,834  ELI LILLY & COMPANY                                                               11,658,476
       65,301  FOREST LABORATORIES INCORPORATED+                                                  2,544,780
       49,313  GENZYME CORPORATION+                                                               3,532,783

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
CHEMICALS & ALLIED PRODUCTS (CONTINUED)
       87,595  GILEAD SCIENCES INCORPORATED+                                               $      4,271,132
      172,754  GILLETTE COMPANY                                                                  10,054,283
       30,718  HOSPIRA INCORPORATED+                                                              1,258,516
       15,688  INTERNATIONAL FLAVORS & FRAGRANCES INCORPORATED                                      559,120
       46,443  KING PHARMACEUTICALS INCORPORATED+                                                   714,293
       47,326  MEDIMMUNE INCORPORATED+                                                            1,592,520
      421,826  MERCK & COMPANY INCORPORATED                                                      11,477,885
       51,611  MONSANTO COMPANY                                                                   3,238,590
       41,998  MYLAN LABORATORIES INCORPORATED                                                      808,882
    1,416,059  PFIZER INCORPORATED                                                               35,358,993
       32,641  PPG INDUSTRIES INCORPORATED                                                        1,932,021
       62,117  PRAXAIR INCORPORATED                                                               2,977,268
      472,869  PROCTER & GAMBLE COMPANY<<                                                        28,116,791
       27,929  ROHM & HAAS COMPANY                                                                1,148,720
      283,649  SCHERING-PLOUGH CORPORATION                                                        5,970,811
       12,968  SIGMA-ALDRICH CORPORATION<<                                                          830,730
      257,673  WYETH                                                                             11,922,530

                                                                                                214,548,398
                                                                                           ----------------

COMMUNICATIONS - 3.86%
       73,351  ALLTEL CORPORATION                                                                 4,775,884
      154,087  AT&T CORPORATION                                                                   3,050,922
       81,483  AVAYA INCORPORATED+                                                                  839,275
      352,039  BELLSOUTH CORPORATION                                                              9,258,626
       24,967  CENTURYTEL INCORPORATED                                                              873,346
      104,255  CLEAR CHANNEL COMMUNICATIONS INCORPORATED                                          3,428,947
      421,902  COMCAST CORPORATION CLASS A+                                                      12,395,481
      293,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED+<<                                 1,201,300
      634,767  SBC COMMUNICATIONS INCORPORATED<<                                                 15,215,365
      563,509  SPRINT NEXTEL CORPORATION                                                         13,400,244
       44,227  UNIVISION COMMUNICATIONS INCORPORATED CLASS A+<<                                   1,173,342
      531,264  VERIZON COMMUNICATIONS INCORPORATED                                               17,367,020

                                                                                                 82,979,752
                                                                                           ----------------

DEPOSITORY INSTITUTIONS - 9.63%
       67,327  AMSOUTH BANCORPORATION                                                             1,700,680
      771,945  BANK OF AMERICA CORPORATION                                                       32,498,884
      149,555  BANK OF NEW YORK COMPANY INCORPORATED                                              4,398,413
      105,191  BB&T CORPORATION                                                                   4,107,709
      993,303  CITIGROUP INCORPORATED                                                            45,215,153
       32,136  COMERICA INCORPORATED                                                              1,892,810
       23,891  COMPASS BANCSHARES INCORPORATED                                                    1,094,924
      106,847  FIFTH THIRD BANCORP                                                                3,924,490
       24,036  FIRST HORIZON NATIONAL CORPORATION                                                   873,709
       49,092  GOLDEN WEST FINANCIAL CORPORATION<<                                                2,915,574
       44,346  HUNTINGTON BANCSHARES INCORPORATED                                                   996,455
      674,906  JP MORGAN CHASE & COMPANY                                                         22,899,561
       78,638  KEYCORP                                                                            2,536,075

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
DEPOSITORY INSTITUTIONS (CONTINUED)
       15,522  M&T BANK CORPORATION                                                        $      1,640,831
       39,807  MARSHALL & ILSLEY CORPORATION                                                      1,732,003
       80,339  MELLON FINANCIAL CORPORATION<<                                                     2,568,438
      109,256  NATIONAL CITY CORPORATION<<                                                        3,653,521
       91,914  NORTH FORK BANCORPORATION INCORPORATED                                             2,343,807
       35,659  NORTHERN TRUST CORPORATION<<                                                       1,802,562
       55,861  PNC FINANCIAL SERVICES GROUP<<                                                     3,241,055
       88,472  REGIONS FINANCIAL CORPORATION                                                      2,753,249
       69,485  SOVEREIGN BANCORP INCORPORATED                                                     1,531,449
       63,571  STATE STREET CORPORATION                                                           3,109,893
       69,652  SUNTRUST BANKS INCORPORATED<<                                                      4,837,331
       59,898  SYNOVUS FINANCIAL CORPORATION<<                                                    1,660,373
      351,138  US BANCORP                                                                         9,859,955
      303,047  WACHOVIA CORPORATION                                                              14,422,007
      168,974  WASHINGTON MUTUAL INCORPORATED                                                     6,627,160
      324,313  WELLS FARGO & COMPANY++                                                           18,995,012
       17,306  ZIONS BANCORPORATION                                                               1,232,360

                                                                                                207,065,443
                                                                                           ----------------

EATING & DRINKING PLACES - 0.58%
       25,808  DARDEN RESTAURANTS INCORPORATED                                                      783,789
      240,165  MCDONALD'S CORPORATION                                                             8,043,126
       22,195  WENDY'S INTERNATIONAL INCORPORATED<<                                               1,002,104
       54,835  YUM! BRANDS INCORPORATED<<                                                         2,654,562

                                                                                                 12,483,581
                                                                                           ----------------

EDUCATIONAL SERVICES - 0.09%
       28,097  APOLLO GROUP INCORPORATED CLASS A+                                                 1,865,360
                                                                                           ----------------

ELECTRIC, GAS & SANITARY SERVICES - 4.10%
      125,491  AES CORPORATION+                                                                   2,061,817
       31,266  ALLEGHENY ENERGY INCORPORATED+<<                                                     960,492
       41,919  ALLIED WASTE INDUSTRIES INCORPORATED+<<                                              354,216
       39,148  AMEREN CORPORATION                                                                 2,094,026
       75,538  AMERICAN ELECTRIC POWER COMPANY INCORPORATED                                       2,998,859
      109,120  CALPINE CORPORATION+<<                                                               282,621
       59,472  CENTERPOINT ENERGY INCORPORATED<<                                                    884,349
       38,210  CINERGY CORPORATION                                                                1,696,906
       65,931  CITIZENS COMMUNICATIONS COMPANY<<                                                    893,365
       42,127  CMS ENERGY CORPORATION+<<                                                            692,989
       46,945  CONSOLIDATED EDISON INCORPORATED<<                                                 2,279,180
       34,194  CONSTELLATION ENERGY GROUP INCORPORATED                                            2,106,350
       65,474  DOMINION RESOURCES INCORPORATED<<                                                  5,639,930
       34,167  DTE ENERGY COMPANY                                                                 1,566,899
      177,981  DUKE ENERGY CORPORATION<<                                                          5,191,706
       55,033  DYNEGY INCORPORATED CLASS A+<<                                                       259,205
       62,596  EDISON INTERNATIONAL                                                               2,959,539
      126,671  EL PASO CORPORATION                                                                1,760,727

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
ELECTRIC, GAS & SANITARY SERVICES (CONTINUED)
       39,881  ENTERGY CORPORATION                                                         $      2,963,956
      128,831  EXELON CORPORATION<<                                                               6,884,729
       63,369  FIRSTENERGY CORPORATION<<                                                          3,302,792
       75,700  FPL GROUP INCORPORATED                                                             3,603,320
       33,483  KEYSPAN CORPORATION                                                                1,231,505
       18,356  KINDER MORGAN INCORPORATED<<                                                       1,765,113
        8,481  NICOR INCORPORATED                                                                   356,456
       52,352  NISOURCE INCORPORATED                                                              1,269,536
        7,327  PEOPLES ENERGY CORPORATION                                                           288,537
       71,673  PG&E CORPORATION                                                                   2,813,165
       18,974  PINNACLE WEST CAPITAL CORPORATION                                                    836,374
       72,913  PPL CORPORATION<<                                                                  2,357,277
       48,267  PROGRESS ENERGY INCORPORATED<<                                                     2,159,948
       45,922  PUBLIC SERVICE ENTERPRISE GROUP INCORPORATED<<                                     2,955,540
       49,211  SEMPRA ENERGY                                                                      2,315,870
      143,481  SOUTHERN COMPANY                                                                   5,130,881
       39,934  TECO ENERGY INCORPORATED<<                                                           719,611
       46,121  TXU CORPORATION                                                                    5,206,138
      107,994  WASTE MANAGEMENT INCORPORATED                                                      3,089,694
      109,930  WILLIAMS COMPANIES INCORPORATED                                                    2,753,746
       77,377  XCEL ENERGY INCORPORATED                                                           1,517,363

                                                                                                 88,204,727
                                                                                           ----------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT - 9.50%
       22,382  ADC TELECOMMUNICATIONS INCORPORATED+<<                                               511,653
       76,534  ADVANCED MICRO DEVICES INCORPORATED+<<                                             1,928,657
       71,577  ALTERA CORPORATION+<<                                                              1,367,836
       32,856  AMERICAN POWER CONVERSION CORPORATION                                                850,970
       71,548  ANALOG DEVICES INCORPORATED<<                                                      2,657,293
       31,211  ANDREW CORPORATION+                                                                  348,003
       58,688  APPLIED MICRO CIRCUITS CORPORATION+                                                  176,064
       54,311  BROADCOM CORPORATION CLASS A+<<                                                    2,547,729
      111,041  CIENA CORPORATION+                                                                   293,148
    1,227,810  CISCO SYSTEMS INCORPORATED+                                                       22,014,633
       38,674  COMVERSE TECHNOLOGY INCORPORATED+                                                  1,015,966
       17,794  COOPER INDUSTRIES LIMITED CLASS A                                                  1,230,277
       79,365  EMERSON ELECTRIC COMPANY<<                                                         5,698,407
       77,829  FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+                                      1,835,207
    2,036,683  GENERAL ELECTRIC COMPANY                                                          68,575,117
    1,170,619  INTEL CORPORATION                                                                 28,855,758
       33,039  JABIL CIRCUIT INCORPORATED+                                                        1,021,566
      316,648  JDS UNIPHASE CORPORATION+                                                            702,959
       37,961  KLA-TENCOR CORPORATION<<                                                           1,850,978
       22,800  L-3 COMMUNICATIONS HOLDINGS INCORPORATED                                           1,802,796
       58,942  LINEAR TECHNOLOGY CORPORATION                                                      2,215,630
       75,066  LSI LOGIC CORPORATION+<<                                                             739,400
      853,967  LUCENT TECHNOLOGIES INCORPORATED+<<                                                2,775,393
       62,998  MAXIM INTEGRATED PRODUCTS INCORPORATED                                             2,686,865

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT (CONTINUED)
       15,343  MAYTAG CORPORATION<<                                                        $        280,163
      118,374  MICRON TECHNOLOGY INCORPORATED+<<                                                  1,574,374
       27,842  MOLEX INCORPORATED                                                                   742,825
      474,366  MOTOROLA INCORPORATED                                                             10,478,745
       65,947  NATIONAL SEMICONDUCTOR CORPORATION                                                 1,734,406
       70,689  NETWORK APPLIANCE INCORPORATED+                                                    1,678,157
       26,628  NOVELLUS SYSTEMS INCORPORATED+<<                                                     667,830
       32,409  NVIDIA CORPORATION+<<                                                              1,110,981
       35,013  PMC-SIERRA INCORPORATED+                                                             308,465
       17,425  QLOGIC CORPORATION+                                                                  595,935
      313,244  QUALCOMM INCORPORATED<<                                                           14,017,669
       33,944  ROCKWELL COLLINS INCORPORATED                                                      1,640,174
      100,984  SANMINA-SCI CORPORATION+                                                             433,221
       29,434  SCIENTIFIC-ATLANTA INCORPORATED                                                    1,104,069
       85,976  TELLABS INCORPORATED+                                                                904,468
      311,829  TEXAS INSTRUMENTS INCORPORATED<<                                                  10,571,003
       12,833  WHIRLPOOL CORPORATION                                                                972,356
       67,146  XILINX INCORPORATED                                                                1,870,016

                                                                                                204,387,162
                                                                                           ----------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES - 0.35%
       16,663  FLUOR CORPORATION                                                                  1,072,764
       48,560  MOODY'S CORPORATION                                                                2,480,445
       63,986  PAYCHEX INCORPORATED                                                               2,372,601
       31,979  QUEST DIAGNOSTICS INCORPORATED                                                     1,616,218

                                                                                                  7,542,028
                                                                                           ----------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT - 0.31%
       20,968  BALL CORPORATION                                                                     770,364
       28,046  FORTUNE BRANDS INCORPORATED                                                        2,280,981
       40,108  ILLINOIS TOOL WORKS INCORPORATED                                                   3,302,092
       11,107  SNAP-ON INCORPORATED                                                                 401,185

                                                                                                  6,754,622
                                                                                           ----------------

FINANCIAL SERVICES - 0.03%
       42,822  JANUS CAPITAL GROUP INCORPORATED                                                     618,778
                                                                                           ----------------

FOOD & KINDRED PRODUCTS - 3.23%
      149,239  ANHEUSER-BUSCH COMPANIES INCORPORATED<<                                            6,423,247
      124,982  ARCHER-DANIELS-MIDLAND COMPANY                                                     3,082,056
       35,533  CAMPBELL SOUP COMPANY                                                              1,057,107
      398,925  THE COCA-COLA COMPANY                                                             17,229,571
       57,908  COCA-COLA ENTERPRISES INCORPORATED                                                 1,129,206
       99,500  CONAGRA FOODS INCORPORATED                                                         2,462,625
       37,652  CONSTELLATION BRANDS INCORPORATED CLASS A+<<                                         978,952
       70,322  GENERAL MILLS INCORPORATED                                                         3,389,520
       21,666  HERCULES INCORPORATED+                                                               264,759
       35,267  HERSHEY FOODS CORPORATION                                                          1,985,885
       65,486  HJ HEINZ COMPANY                                                                   2,392,858

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
FOOD & KINDRED PRODUCTS (CONTINUED)
       49,216  KELLOGG COMPANY                                                             $      2,270,334
       25,723  MCCORMICK & COMPANY INCORPORATED                                                     839,341
       10,991  MOLSON COORS BREWING COMPANY                                                         703,534
       26,674  PEPSI BOTTLING GROUP INCORPORATED                                                    761,543
      320,816  PEPSICO INCORPORATED                                                              18,193,475
      150,732  SARA LEE CORPORATION<<                                                             2,856,371
       48,290  TYSON FOODS INCORPORATED CLASS A                                                     871,634
       34,537  WM. WRIGLEY JR. COMPANY                                                            2,482,520

                                                                                                 69,374,538
                                                                                           ----------------

FOOD STORES - 0.49%
       70,779  ALBERTSON'S INCORPORATED<<                                                         1,815,481
      139,095  KROGER COMPANY+                                                                    2,863,966
       86,206  SAFEWAY INCORPORATED<<                                                             2,206,874
       73,821  STARBUCKS CORPORATION+                                                             3,698,432

                                                                                                 10,584,753
                                                                                           ----------------

FORESTRY - 0.15%
       47,063  WEYERHAEUSER COMPANY<<                                                             3,235,581
                                                                                           ----------------


FURNITURE & FIXTURES - 0.21%
       36,232  LEGGETT & PLATT INCORPORATED                                                         731,886
       82,690  MASCO CORPORATION                                                                  2,536,929
       52,892  NEWELL RUBBERMAID INCORPORATED                                                     1,198,004

                                                                                                  4,466,819
                                                                                           ----------------

GENERAL MERCHANDISE STORES - 1.94%
       21,871  BIG LOTS INCORPORATED+<<                                                             240,362
       61,670  DOLLAR GENERAL CORPORATION                                                         1,131,028
       31,680  FAMILY DOLLAR STORES INCORPORATED<<                                                  629,482
       50,940  FEDERATED DEPARTMENT STORES INCORPORATED                                           3,406,358
       48,108  JC PENNEY COMPANY INCORPORATED                                                     2,281,281
       19,636  SEARS HOLDINGS CORPORATION+<<                                                      2,443,111
      169,966  TARGET CORPORATION                                                                 8,826,335
       89,515  TJX COMPANIES INCORPORATED<<                                                       1,833,267
      479,855  WAL-MART STORES INCORPORATED                                                      21,027,246

                                                                                                 41,818,470
                                                                                           ----------------

HEALTH SERVICES - 0.61%
       86,455  CAREMARK RX INCORPORATED+                                                          4,316,698
       86,833  HCA INCORPORATED                                                                   4,161,037
       47,491  HEALTH MANAGEMENT ASSOCIATION INCORPORATED CLASS A<<                               1,114,614
       25,959  LABORATORY CORPORATION OF AMERICA HOLDINGS+                                        1,264,463
       15,194  MANOR CARE INCORPORATED                                                              583,602
       90,022  TENET HEALTHCARE CORPORATION+<<                                                    1,010,947
       20,025  WATSON PHARMACEUTICALS INCORPORATED+                                                 733,115

                                                                                                 13,184,476
                                                                                           ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
HOLDING & OTHER INVESTMENT OFFICES - 0.75%
       18,349  APARTMENT INVESTMENT & MANAGEMENT COMPANY CLASS A                           $        711,574
       40,682  ARCHSTONE-SMITH TRUST                                                              1,621,991
       78,881  EQUITY OFFICE PROPERTIES TRUST                                                     2,580,198
       55,167  EQUITY RESIDENTIAL<<                                                               2,088,071
       35,344  PLUM CREEK TIMBER COMPANY                                                          1,339,891
       47,458  PROLOGIS<<                                                                         2,102,864
       15,879  PUBLIC STORAGE INCORPORATED                                                        1,063,893
       35,175  SIMON PROPERTY GROUP INCORPORATED<<                                                2,607,171
       22,651  VORNADO REALTY TRUST                                                               1,962,030

                                                                                                 16,077,683
                                                                                           ----------------

HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES - 0.32%
       56,818  BED BATH & BEYOND INCORPORATED+                                                    2,282,947
       77,773  BEST BUY COMPANY INCORPORATED                                                      3,385,459
       31,604  CIRCUIT CITY STORES INCORPORATED                                                     542,325
       25,799  RADIO SHACK CORPORATION<<                                                            639,815

                                                                                                  6,850,546
                                                                                           ----------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 0.27%
       62,945  HILTON HOTELS CORPORATION                                                          1,404,932
       32,892  MARRIOTT INTERNATIONAL INCORPORATED CLASS A<<                                      2,072,196
       41,822  STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED                                   2,390,964

                                                                                                  5,868,092
                                                                                           ----------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 5.60%
      146,989  3M COMPANY                                                                        10,783,113
       35,238  AMERICAN STANDARD COMPANIES INCORPORATED                                           1,640,329
      159,431  APPLE COMPUTER INCORPORATED+                                                       8,547,096
      311,721  APPLIED MATERIALS INCORPORATED                                                     5,286,788
       65,452  BAKER HUGHES INCORPORATED                                                          3,906,175
       15,458  BLACK & DECKER CORPORATION                                                         1,268,947
      130,025  CATERPILLAR INCORPORATED                                                           7,638,969
        8,930  CUMMINS INCORPORATED<<                                                               785,751
       46,339  DEERE & COMPANY                                                                    2,835,947
      460,607  DELL INCORPORATED+                                                                15,752,759
       38,904  DOVER CORPORATION                                                                  1,586,894
       28,319  EATON CORPORATION                                                                  1,799,673
      463,143  EMC CORPORATION+                                                                   5,993,070
       50,630  GATEWAY INCORPORATED+<<                                                              136,701
      550,436  HEWLETT-PACKARD COMPANY                                                           16,072,731
       64,806  INGERSOLL-RAND COMPANY CLASS A                                                     2,477,533
      306,591  INTERNATIONAL BUSINESS MACHINES CORPORATION                                       24,594,730
       22,809  LEXMARK INTERNATIONAL INCORPORATED+<<                                              1,392,490
       33,313  NATIONAL-OILWELL INCORPORATED+<<                                                   2,191,995
       23,898  PALL CORPORATION                                                                     657,195
       22,994  PARKER HANNIFIN CORPORATION                                                        1,478,744

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT  (CONTINUED)
       43,969  PITNEY BOWES INCORPORATED                                                   $      1,835,266
      186,792  SOLECTRON CORPORATION+                                                               730,357
       13,948  STANLEY WORKS                                                                        651,093
       46,694  SYMBOL TECHNOLOGIES INCORPORATED                                                     451,998

                                                                                                120,496,344
                                                                                           ----------------

INSURANCE AGENTS, BROKERS & SERVICE - 0.42%
       61,196  AON CORPORATION<<                                                                  1,963,168
       31,204  HUMANA INCORPORATED+                                                               1,494,048
       25,892  JEFFERSON-PILOT CORPORATION                                                        1,324,894
      102,839  MARSH & MCLENNAN COMPANIES INCORPORATED                                            3,125,277
       57,231  UNUMPROVIDENT CORPORATION<<                                                        1,173,235

                                                                                                  9,080,622
                                                                                           ----------------

INSURANCE CARRIERS - 5.72%
       55,401  ACE LIMITED                                                                        2,607,725
       55,707  AETNA INCORPORATED                                                                 4,798,601
       96,389  AFLAC INCORPORATED<<                                                               4,366,422
      126,185  ALLSTATE CORPORATION                                                               6,976,769
       20,550  AMBAC FINANCIAL GROUP INCORPORATED                                                 1,480,833
      498,580  AMERICAN INTERNATIONAL GROUP INCORPORATED                                         30,892,017
       38,105  CHUBB CORPORATION                                                                  3,412,303
       24,701  CIGNA CORPORATION                                                                  2,911,260
       33,582  CINCINNATI FINANCIAL CORPORATION                                                   1,406,750
       57,537  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED<<                                   4,440,130
       33,139  LINCOLN NATIONAL CORPORATION                                                       1,723,891
       26,044  LOEWS CORPORATION                                                                  2,406,726
       25,753  MBIA INCORPORATED<<                                                                1,561,147
      145,339  METLIFE INCORPORATED                                                               7,242,242
       17,876  MGIC INVESTMENT CORPORATION<<                                                      1,147,639
       53,737  PRINCIPAL FINANCIAL GROUP INCORPORATED                                             2,545,522
       37,889  PROGRESSIVE CORPORATION                                                            3,969,630
       98,560  PRUDENTIAL FINANCIAL INCORPORATED                                                  6,658,713
       24,031  SAFECO CORPORATION                                                                 1,282,775
      129,775  SAINT PAUL COMPANIES INCORPORATED                                                  5,823,004
       20,043  TORCHMARK CORPORATION                                                              1,058,872
      242,680  UNITEDHEALTH GROUP INCORPORATED                                                   13,638,616
      117,891  WELLPOINT INCORPORATED+<<                                                          8,938,496
       26,974  XL CAPITAL LIMITED CLASS A                                                         1,835,041

                                                                                                123,125,124
                                                                                           ----------------

LEATHER & LEATHER PRODUCTS - 0.11%
       73,029  COACH INCORPORATED+<<                                                              2,290,189
                                                                                           ----------------


LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE - 0.11%
       49,994  GEORGIA-PACIFIC CORPORATION                                                        1,702,796
       21,298  LOUISIANA-PACIFIC CORPORATION                                                        589,741

                                                                                                  2,292,537
                                                                                           ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
MEASURING,ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
  OPTICAL GOODS - 2.94%
       94,944  AGILENT TECHNOLOGIES INCORPORATED+                                          $      3,109,416
       25,126  ALLERGAN INCORPORATED                                                              2,302,044
       37,528  APPLERA CORPORATION-APPLIED BIOSYSTEMS GROUP                                         872,151
       10,330  BAUSCH & LOMB INCORPORATED                                                           833,424
      119,599  BAXTER INTERNATIONAL INCORPORATED                                                  4,768,412
       48,020  BECTON DICKINSON & COMPANY                                                         2,517,689
       47,947  BIOMET INCORPORATED                                                                1,664,240
      113,456  BOSTON SCIENTIFIC CORPORATION+                                                     2,651,467
       20,229  C.R. BARD INCORPORATED                                                             1,335,721
       45,653  DANAHER CORPORATION                                                                2,457,501
       55,178  EASTMAN KODAK COMPANY<<                                                            1,342,481
       23,423  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+<<                                    1,453,397
       63,407  GUIDANT CORPORATION                                                                4,368,108
      232,676  MEDTRONIC INCORPORATED                                                            12,476,087
        9,905  MILLIPORE CORPORATION+<<                                                             622,926
       25,025  PERKINELMER INCORPORATED                                                             509,759
       86,713  RAYTHEON COMPANY                                                                   3,296,828
       34,890  ROCKWELL AUTOMATION INCORPORATED                                                   1,845,681
       70,048  SAINT JUDE MEDICAL INCORPORATED+                                                   3,278,246
       55,817  STRYKER CORPORATION                                                                2,759,034
       16,233  TEKTRONIX INCORPORATED                                                               409,559
       37,801  TERADYNE INCORPORATED+                                                               623,717
       31,050  THERMO ELECTRON CORPORATION+                                                         959,445
       22,095  WATERS CORPORATION+                                                                  919,152
      184,339  XEROX CORPORATION+                                                                 2,516,227
       47,521  ZIMMER HOLDINGS INCORPORATED+<<                                                    3,273,722

                                                                                                 63,166,434
                                                                                           ----------------

MEDICAL MANAGEMENT SERVICES - 0.08%
       20,629  COVENTRY HEALTH CARE INCORPORATED+                                                 1,774,507
                                                                                           ----------------


METAL MINING - 0.38%
       34,072  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED CLASS B                                1,655,558
       85,727  NEWMONT MINING CORPORATION                                                         4,043,743
       18,626  PHELPS DODGE CORPORATION                                                           2,420,076

                                                                                                  8,119,377
                                                                                           ----------------
MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT FUELS - 0.07%
       19,652  VULCAN MATERIALS COMPANY<<                                                         1,458,375
                                                                                           ----------------


MISCELLANEOUS MANUFACTURING INDUSTRIES - 2.33%
       34,390  HASBRO INCORPORATED                                                                  675,764
      571,513  JOHNSON & JOHNSON<<                                                               36,165,343
       77,561  MATTEL INCORPORATED                                                                1,293,717
       27,364  TIFFANY & COMPANY                                                                  1,088,266
      388,836  TYCO INTERNATIONAL LIMITED                                                        10,829,083

                                                                                                 50,052,173
                                                                                           ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
MISCELLANEOUS RETAIL - 1.11%
       92,065  COSTCO WHOLESALE CORPORATION                                                $      3,967,081
      156,179  CVS CORPORATION                                                                    4,530,753
       12,367  DILLARDS INCORPORATED CLASS A                                                        258,223
       28,555  EXPRESS SCRIPTS INCORPORATED<<                                                     1,776,121
       60,779  OFFICE DEPOT INCORPORATED+<<                                                       1,805,136
      141,185  STAPLES INCORPORATED                                                               3,010,064
      196,427  WALGREEN COMPANY<<                                                                 8,534,753

                                                                                                 23,882,131
                                                                                           ----------------

MOTION PICTURES - 1.53%
      470,644  NEWS CORPORATION CLASS A                                                           7,337,340
      901,867  TIME WARNER INCORPORATED                                                          16,332,811
      386,198  WALT DISNEY COMPANY                                                                9,318,958

                                                                                                 32,989,109
                                                                                           ----------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 0.68%
      212,732  UNITED PARCEL SERVICE INCORPORATED CLASS B                                        14,706,163
                                                                                           ----------------

NON-DEPOSITORY CREDIT INSTITUTIONS - 2.36%
      238,407  AMERICAN EXPRESS COMPANY                                                          13,694,098
       55,465  CAPITAL ONE FINANCIAL CORPORATION<<                                                4,410,577
       38,753  CIT GROUP INCORPORATED                                                             1,750,861
      114,238  COUNTRYWIDE FINANCIAL CORPORATION<<                                                3,767,569
      185,958  FANNIE MAE                                                                         8,334,638
      132,758  FREDDIE MAC                                                                        7,495,517
      241,663  MBNA CORPORATION                                                                   5,954,576
       56,637  PROVIDIAN FINANCIAL CORPORATION+                                                   1,001,342
       80,219  SLM CORPORATION<<                                                                  4,302,947

                                                                                                 50,712,125
                                                                                           ----------------

OIL & GAS EXTRACTION - 3.03%
       45,407  ANADARKO PETROLEUM CORPORATION                                                     4,347,720
       63,179  APACHE CORPORATION                                                                 4,752,324
       61,930  BJ SERVICES COMPANY                                                                2,228,861
       73,208  BURLINGTON RESOURCES INCORPORATED                                                  5,953,275
       87,074  DEVON ENERGY CORPORATION                                                           5,976,759
       46,129  EOG RESOURCES INCORPORATED                                                         3,455,062
       97,658  HALLIBURTON COMPANY                                                                6,691,526
       22,164  KERR-MCGEE CORPORATION                                                             2,152,346
       30,252  NABORS INDUSTRIES LIMITED+                                                         2,173,001
       26,265  NOBLE CORPORATION                                                                  1,798,102
       76,811  OCCIDENTAL PETROLEUM CORPORATION                                                   6,561,964
       20,924  ROWAN COMPANIES INCORPORATED+                                                        742,593
      113,027  SCHLUMBERGER LIMITED                                                               9,537,218
       63,165  TRANSOCEAN INCORPORATED+                                                           3,872,646
       26,589  WEATHERFORD INTERNATIONAL LIMITED+<<                                               1,825,601
       69,409  XTO ENERGY INCORPORATED                                                            3,145,616

                                                                                                 65,214,614
                                                                                           ----------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                     VALUE
PAPER & ALLIED PRODUCTS - 0.54%
       20,539  BEMIS COMPANY INCORPORATED<<                                                $        507,313
       94,237  INTERNATIONAL PAPER COMPANY                                                        2,808,263
       91,507  KIMBERLY-CLARK CORPORATION                                                         5,447,412
       35,349  MEADWESTVACO CORPORATION                                                             976,339
       13,586  OFFICEMAX INCORPORATED                                                               430,269
       28,774  PACTIV CORPORATION+                                                                  504,120
       21,706  TEMPLE-INLAND INCORPORATED<<                                                         886,690

                                                                                                 11,560,406
                                                                                           ----------------

PERSONAL SERVICES - 0.12%
       26,518  CINTAS CORPORATION                                                                 1,088,564
       62,373  H & R BLOCK INCORPORATED                                                           1,495,704

                                                                                                  2,584,268
                                                                                           ----------------

PETROLEUM REFINING & RELATED INDUSTRIES - 6.59%
       15,347  AMERADA HESS CORPORATION<<                                                         2,110,213
       14,255  ASHLAND INCORPORATED                                                                 787,446
      432,651  CHEVRONTEXACO CORPORATION                                                         28,005,499
      267,430  CONOCOPHILLIPS                                                                    18,696,031
    1,211,375  EXXON MOBIL CORPORATION                                                           76,970,768
       70,320  MARATHON OIL CORPORATION<<                                                         4,847,158
       31,535  MURPHY OIL CORPORATION                                                             1,572,650
       26,242  SUNOCO INCORPORATED<<                                                              2,052,124
       58,713  VALERO ENERGY CORPORATION                                                          6,638,092

                                                                                                141,679,981
                                                                                           ----------------

PRIMARY METAL INDUSTRIES - 0.37%
      167,612  ALCOA INCORPORATED                                                                 4,093,085
       16,163  ALLEGHENY TECHNOLOGIES INCORPORATED                                                  500,730
       23,080  ENGELHARD CORPORATION                                                                644,163
       30,016  NUCOR CORPORATION                                                                  1,770,644
       21,949  UNITED STATES STEEL CORPORATION<<                                                    929,540

                                                                                                  7,938,162
                                                                                           ----------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES - 1.04%
       11,302  DOW JONES & COMPANY INCORPORATED<<                                                   431,623
       46,882  GANNETT COMPANY INCORPORATED<<                                                     3,226,888
       13,332  KNIGHT-RIDDER INCORPORATED<<                                                         782,322
       71,816  MCGRAW-HILL COMPANIES INCORPORATED                                                 3,450,041
        8,054  MEREDITH CORPORATION                                                                 401,814
       27,910  NEW YORK TIMES COMPANY CLASS A                                                       830,323
       41,249  RR DONNELLEY & SONS COMPANY                                                        1,529,100
       50,941  TRIBUNE COMPANY                                                                    1,726,390
      304,576  VIACOM INCORPORATED CLASS B                                                       10,054,054

                                                                                                 22,432,555
                                                                                           ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
RAILROAD TRANSPORTATION - 0.61%
       71,746  BURLINGTON NORTHERN SANTA FE CORPORATION                                    $      4,290,411
       41,683  CSX CORPORATION                                                                    1,937,426
       77,721  NORFOLK SOUTHERN CORPORATION                                                       3,152,363
       50,677  UNION PACIFIC CORPORATION                                                          3,633,541

                                                                                                 13,013,741
                                                                                           ----------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS - 0.07%
       11,765  COOPER TIRE & RUBBER COMPANY                                                         179,652
       33,828  GOODYEAR TIRE & RUBBER COMPANY+<<                                                    527,379
       15,922  SEALED AIR CORPORATION+<<                                                            755,658

                                                                                                  1,462,689
                                                                                           ----------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES - 2.33%
       21,610  BEAR STEARNS COMPANIES INCORPORATED                                                2,371,698
      199,667  CHARLES SCHWAB CORPORATION                                                         2,881,195
       71,200  E*TRADE FINANCIAL CORPORATION+                                                     1,253,120
       16,275  FEDERATED INVESTORS INCORPORATED CLASS B                                             540,818
       28,521  FRANKLIN RESOURCES INCORPORATED                                                    2,394,623
       89,335  GOLDMAN SACHS GROUP INCORPORATED                                                  10,861,349
       52,284  LEHMAN BROTHERS HOLDINGS INCORPORATED                                              6,090,040
      177,974  MERRILL LYNCH & COMPANY INCORPORATED                                              10,918,705
      208,670  MORGAN STANLEY                                                                    11,255,660
       24,934  T ROWE PRICE GROUP INCORPORATED                                                    1,628,190

                                                                                                 50,195,398
                                                                                           ----------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 0.25%
      282,820  CORNING INCORPORATED+<<                                                            5,466,911
                                                                                           ----------------


TOBACCO PRODUCTS - 1.49%

      398,739  ALTRIA GROUP INCORPORATED                                                         29,391,052
       16,423  REYNOLDS AMERICAN INCORPORATED<<                                                   1,363,437
       31,579  UST INCORPORATED                                                                   1,321,897

                                                                                                 32,076,386
                                                                                           ----------------

TRANSPORTATION BY AIR - 0.33%
       58,180  FEDEX CORPORATION<<                                                                5,069,224
      133,104  SOUTHWEST AIRLINES COMPANY<<                                                       1,976,594

                                                                                                  7,045,818
                                                                                           ----------------

TRANSPORTATION EQUIPMENT - 2.86%
      157,658  BOEING COMPANY                                                                    10,712,861
       18,690  BRUNSWICK CORPORATION                                                                705,174
       28,891  DANA CORPORATION                                                                     271,864
      107,862  DELPHI CORPORATION<<                                                                 297,699
      356,017  FORD MOTOR COMPANY                                                                 3,510,328
       38,621  GENERAL DYNAMICS CORPORATION                                                       4,617,140
      108,647  GENERAL MOTORS CORPORATION<<                                                       3,325,685

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                                    VALUE
TRANSPORTATION EQUIPMENT (CONTINUED)
       33,441  GENUINE PARTS COMPANY                                                       $      1,434,619
       23,355  GOODRICH CORPORATION                                                               1,035,561
       52,721  HARLEY-DAVIDSON INCORPORATED                                                       2,553,805
      164,295  HONEYWELL INTERNATIONAL INCORPORATED                                               6,161,062
       17,812  ITT INDUSTRIES INCORPORATED                                                        2,023,443
       36,991  JOHNSON CONTROLS INCORPORATED                                                      2,295,292
       69,914  LOCKHEED MARTIN CORPORATION                                                        4,267,551
       11,853  NAVISTAR INTERNATIONAL CORPORATION+                                                  384,393
       68,606  NORTHROP GRUMMAN CORPORATION<<                                                     3,728,736
       32,936  PACCAR INCORPORATED                                                                2,236,025
       25,700  TEXTRON INCORPORATED                                                               1,843,204
      196,882  UNITED TECHNOLOGIES CORPORATION                                                   10,206,363

                                                                                                 61,610,805
                                                                                           ----------------
TRANSPORTATION SERVICES - 0.02%
       25,190  SABRE HOLDINGS CORPORATION                                                           510,853
                                                                                           ----------------


WATER TRANSPORTATION - 0.19%
       82,920  CARNIVAL CORPORATION                                                               4,144,342
                                                                                           ----------------


WHOLESALE TRADE NON-DURABLE GOODS - 1.02%
       19,942  AMERISOURCEBERGEN CORPORATION<<                                                    1,541,517
       15,941  BROWN-FORMAN CORPORATION CLASS B                                                     949,127
       82,005  CARDINAL HEALTH INCORPORATED                                                       5,202,397
       59,241  MCKESSON CORPORATION                                                               2,810,985
       58,481  MEDCO HEALTH SOLUTIONS INCORPORATED+                                               3,206,513
       36,697  NIKE INCORPORATED CLASS B                                                          2,997,411
       10,099  REEBOK INTERNATIONAL LIMITED<<                                                       571,300
       26,108  SUPERVALU INCORPORATED                                                               812,481
      121,623  SYSCO CORPORATION                                                                  3,815,314

                                                                                                 21,907,045
                                                                                           ----------------

WHOLESALE TRADE-DURABLE GOODS - 0.05%
       24,722  VISTEON CORPORATION<<                                                                241,781
       14,551  W.W. GRAINGER INCORPORATED                                                           915,549

                                                                                                  1,157,330
                                                                                           ----------------

TOTAL COMMON STOCKS (COST $1,726,657,243)                                                     2,129,235,996
                                                                                           ----------------

RIGHTS - 0.00%
       32,300  SEAGATE TECHNOLOGY RIGHTS+(A)                                                              0

TOTAL RIGHTS (COST $0)                                                                                    0
                                                                                           ----------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL FOR SECURITIES LENDING - 9.77%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.54%
    1,680,998  FEDERATED PRIME VALUE FUND                                                                           $     1,680,998
    3,546,117  SCUDDER DAILY ASSETS MONEY MARKET FUND                                                                     3,546,117
    6,339,097  SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                                            6,339,097

                                                                                                                         11,566,212
                                                                                                                    ---------------

PRINCIPAL

COLLATERAL INVESTED IN OTHER ASSETS - 9.23%
$   6,999,993  AMERICAN GENERAL FINANCE                                                  3.77%        10/13/2006          7,001,463
    7,099,993  BANC OF AMERICA SECURITIES REPURCHASE AGREEMENT
               (MATURITY VALUE $7,102,354)                                               3.99         10/03/2005          7,099,993
   19,999,980  BEAR STEARNS & COMPANY REPURCHASE AGREEMENT
               (MATURITY VALUE $20,006,630)                                              3.99         10/03/2005         19,999,980
    1,008,999  BETA FINANCE INCORPORATED                                                 3.94         06/02/2006          1,009,332
   12,999,987  CANCARA ASSET SECURITIZATION LIMITED                                      3.70         10/13/2005         12,986,337
    7,999,992  CONCORD MINUTEMEN CAPITAL COMPANY (SERIES B)+/-                           3.69         10/07/2005          7,999,992
    8,999,991  CREDIT SUISSE BANK                                                        3.98         05/04/2006          8,946,981
    1,008,999  DEUTSCHE BANK                                                             4.10         11/10/2005          1,009,005
   57,499,943  DEUTSCHE BANK REPURCHASE AGREEMENT
               (MATURITY VALUE $57,518,535)                                              3.88         10/03/2005         57,499,943
    5,999,994  ING USA ANNUITY AND LIFE INSURANCE                                        4.10         06/06/2006          5,999,994
    1,344,999  K2 USA LLC                                                                3.93         07/24/2006          1,345,402
    7,999,992  KLIO II FUNDING CORPORATION                                               3.79         10/25/2005          7,981,592
    1,680,998  LEHMAN BROTHERS HOLDINGS INCORPORATED                                     4.14         12/23/2005          1,681,603
    3,361,997  LINKS FINANCE LLC                                                         3.75         03/15/2006          3,362,030
    6,999,993  LIQUID FUNDING LIMITED                                                    3.67         12/19/2005          6,999,993
    2,999,997  LIQUID FUNDING LIMITED                                                    3.66         03/03/2006          2,999,997
   13,999,986  MORGAN STANLEY                                                            4.02         01/13/2006         13,999,986
    1,344,999  MORGAN STANLEY                                                            3.80         08/13/2010          1,345,133
    3,361,997  RACERS TRUST 2004                                                         3.82         05/20/2005          3,362,427
    3,361,997  TANGO FINANCE CORPORATION                                                 3.93         10/25/2006          3,362,535
    1,680,998  TRAVELLERS INSURANCE COMPANY                                              3.82         02/10/2006          1,680,965
    9,999,990  UBS FINANCE (DELAWARE) LLC                                                3.80         10/05/2005          9,997,890
    6,999,993  WHITE PINE FINANCE LLC                                                    3.75         01/18/2006          6,999,853
    3,999,996  WHITE PINE FINANCE LLC SERIES MTN                                         3.87         06/12/2006          4,000,356

                                                                                                                        198,672,782
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING** (COST $210,238,994)                                                           210,238,994
                                                                                                                    ---------------

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

    INDEX PORTFOLIO
--------------------------------------------------------------------------------

SHARES         SECURITY NAME                                                         INTEREST RATE   MATURITY DATE      VALUE
SHORT-TERM INVESTMENTS - 0.91%

MUTUAL FUND - 0.86%
   18,460,669  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++                                                          $    18,460,669
                                                                                                                    ---------------

PRINCIPAL

US TREASURY BILLS - 0.05%
     $ 65,000  US TREASURY BILL^#                                                        3.01%        11/10/2005             64,774
      435,000  US TREASURY BILL^#                                                        3.07         11/10/2005            433,488
      645,000  US TREASURY BILL^#                                                        3.66         02/09/2006            636,599

                                                                                                                          1,134,861
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $19,595,593)                                                                          19,595,530
                                                                                                                    ---------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,956,491,830)*                                  109.67%                                                     $ 2,359,070,520
OTHER ASSETS AND LIABILITIES, NET                        (9.67)                                                        (208,033,112)
                                                        ------                                                      ---------------
TOTAL NET ASSETS                                        100.00%                                                     $ 2,151,037,408
                                                        ======                                                      ===============


+     NON-INCOME EARNING SECURITIES.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

** SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES OUT-ON-LOAN. THE FUND HAS ALSO RECEIVED NON-CASH COLLATERAL IN THE AMOUNT OF $3,351,882. THE TOTAL COLLATERAL RECEIVED REPRESENTS 102.94% OF THE VALUE OF THE PORTFOLIO SECURITIES LOANED.

^     ZERO COUPON BOND. INTEREST RATE PRESENTED IS YIELD TO MATURITY.

+/-   VARIABLE RATE INVESTMENTS.

(A) SECURITY FAIR VALUED IN ACCORDANCE WITH THE PROCEDURES APPROVED BY THE BOARD OF TRUSTEES.

#     SECURITY PLEDGED AS COLLATERAL FOR FUTURES TRANSACTIONS.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $30,459,303.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $1,960,978,609 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:


       GROSS UNREALIZED APPRECIATION                 $ 568,002,787
       GROSS UNREALIZED DEPRECIATION                  (169,910,876)
                                                     -------------
       NET UNREALIZED APPRECIATION (DEPRECIATION)    $ 398,091,911

STATEMENT OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                           INDEX
                                                                       PORTFOLIO
--------------------------------------------------------------------------------

ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ............................   $ 2,111,375,845
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .................       210,238,994
  INVESTMENTS IN AFFILIATES .................................        37,455,681
                                                                ---------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ..........     2,359,070,520
                                                                ---------------
  VARIATION MARGIN RECEIVABLE ON FUTURES CONTRACTS ..........            39,375
  RECEIVABLE FOR INVESTMENTS SOLD ...........................             1,176
  RECEIVABLES FOR DIVIDENDS AND INTEREST ....................         2,384,218
                                                                ---------------
TOTAL ASSETS ................................................     2,361,495,289
                                                                ---------------

LIABILITIES
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) .....           186,175
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT ...             3,536
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ....................       210,238,994
  ACCRUED EXPENSES AND OTHER LIABILITIES ....................            29,176
                                                                ---------------
TOTAL LIABILITIES ...........................................       210,457,881
                                                                ---------------
TOTAL NET ASSETS ............................................   $ 2,151,037,408
                                                                ===============
INVESTMENTS AT COST .........................................   $ 1,956,491,830
                                                                ===============
SECURITIES ON LOAN, AT MARKET VALUE .........................   $   207,496,320
                                                                ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS

                STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                          INDEX
                                                                      PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT INCOME
  DIVIDENDS .................................................   $    41,784,657
  INTEREST ..................................................            35,976
  INCOME FROM AFFILIATED SECURITIES .........................           430,716
  SECURITIES LENDING INCOME, NET ............................           413,840
                                                                ---------------
TOTAL INVESTMENT INCOME .....................................        42,665,189
                                                                ---------------

EXPENSES
  ADVISORY FEES .............................................         1,765,750
  CUSTODY FEES ..............................................           403,835
  PROFESSIONAL FEES .........................................            42,757
  REGISTRATION FEES .........................................             1,027
  SHAREHOLDER REPORTS .......................................            20,108
  TRUSTEES' FEES.............................................            10,071
  OTHER FEES AND EXPENSES ...................................            83,360
                                                                ---------------
TOTAL EXPENSES ..............................................         2,326,908
                                                                ---------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ..............        (1,613,547)
  NET EXPENSES ..............................................           713,361
                                                                ---------------
NET INVESTMENT INCOME (LOSS) ................................        41,951,828
                                                                ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION .............................................        83,827,799
  FUTURES TRANSACTIONS ......................................           783,967
                                                                ---------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ...................        84,611,766
                                                                ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY
    TRANSLATION .............................................       139,501,455
  FUTURES TRANSACTIONS ......................................           138,150
                                                                ---------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
  INVESTMENTS ...............................................       139,639,605
                                                                ===============
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ......       224,251,371
                                                                ---------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ................................................   $   266,203,199
                                                                ===============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS      WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

                                                                         INDEX PORTFOLIO
                                                              --------------------------------------
                                                                         FOR THE             FOR THE
                                                                      YEAR ENDED          YEAR ENDED
                                                              SEPTEMBER 30, 2005  SEPTEMBER 30, 2004
                                                              --------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ......................................   $  1,846,126,209    $  1,519,471,820

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) ..............................         41,951,828          30,419,342
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ...................         84,611,766          20,460,405
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
    INVESTMENTS .............................................        139,639,605         161,202,670
                                                                ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS ................................................        266,203,199         212,082,417
                                                                ----------------    ----------------

TRANSACTIONS IN INVESTORS' BENEFICIAL INTEREST

  CONTRIBUTIONS .............................................        321,376,976         298,540,563
  WITHDRAWALS ...............................................       (282,668,976)       (183,968,591)
                                                                ----------------    ----------------
NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS'
  BENEFICIAL INTERESTS ......................................         38,708,000         114,571,972
                                                                ----------------    ----------------
NET INCREASE (DECREASE) IN NET ASSETS .......................        304,911,199         326,654,389
                                                                ----------------    ----------------
ENDING NET ASSETS ...........................................   $  2,151,037,408    $  1,846,126,209
                                                                ================    ================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                         RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                   --------------------------------------------------                PORTFOLIO
                                                   NET INVESTMENT        GROSS    EXPENSES        NET       TOTAL     TURNOVER
                                                    INCOME (LOSS)     EXPENSES      WAIVED   EXPENSES   RETURN(2)         RATE
------------------------------------------------------------------------------------------------------------------------------

INDEX PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ............          2.08%         0.12%      (0.08)%     0.04%      12.23%          8%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ............          1.71%         0.17%      (0.14)%     0.03%      13.87%          2%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ............          1.70%         0.18%      (0.05)%     0.13%      24.42%          3%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ............          1.40%         0.18%      (0.05)%     0.13%     (20.52)%         4%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ............          1.23%         0.18%      (0.05)%     0.13%     (26.56)%         2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL HIGHLIGHTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

(2) Total return calculations do not include any sales charges, and would have been lower has certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than year are not annualized.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust currently has 18 separate investment portfolios (each, a "Fund" and collectively, the "Funds"). These financial statements present the Index Portfolio.

      Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FEDERAL INCOME TAXES

      Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At September 30, 2005, the following Fund(s) held futures contracts:

                                                                                               Net Unrealized
Portfolio                Contracts       Type        Expiration Date   Notional Amount   Appreciation (Depreciation)
INDEX PORTFOLIO           63 Long    S&P 500 Index    December 2005      $19,379,371               $60,490

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

SECURITY LOANS

      The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Effective October 1, 2005, Wells Fargo Bank, N.A. will be receiving 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2005 are shown on the Statement of Assets and Liabilities.

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                  Advisory Fees                                          Sub-Advisory
                          Average Daily           (% of Average                     Average Daily     Fees (% of Average
Portfolio                   Net Assets          Daily Net Assets)   Sub-Adviser       Net Assets      Daily Net Assets)
INDEX PORTFOLIO         $0 - $999 million             0.100        Wells Capital  $0 - $200 million          0.02
                    $1 billion - $4.99 billion        0.075         Management      > $200 million           0.01
                          >$4.99 billion              0.050        Incorporated

ADMINISTRATION AND TRANSFER AGENT FEES

      Currently, there are no administration or transfer agency fees charged to the Master Trust.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

Portfolio                                          % of Average Daily Net Assets
INDEX PORTFOLIO                                                0.02

OTHER FEES

      PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the year ended, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees.

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2005, were as follows:

Portfolio                       Purchases at Cost                Sales Proceeds
INDEX PORTFOLIO                   $165,930,218                    $207,161,220

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

5. IN-KIND TRANSACTIONS
--------------------------------------------------------------------------------

      Prior to its April 8, 2005 merger into the Wells Fargo Advantage Index Fund, the Strong Index 500 Fund invested all of its assets in the S&P 500 Index Master Portfolio (the "Master Portfolio") of Master Investment Portfolio ("MIP"), an open-end 1940 Act management investment company advised by Barclays Global Fund Advisors pursuant to a "master-feeder" investment partnership arrangement. To facilitate the merger with the Wells Fargo Index Fund, the Strong Index 500 Fund received in-kind its pro-rata ownership share of $156,000,305 in securities held by the Master Portfolio on the merger date. Simultaneously, the securities received in-kind were recontributed by the acquiring Wells Fargo Advantage Index Fund in an in-kind subscription into the Wells Fargo Index Portfolio. Under Section 732(b) of the Tax Code, the Strong Index 500 Fund partnership cost basis ("outside basis") in the Master Portfolio as of the in-kind receipt date must be allocated in total to the securities received from the Master Portfolio. Accordingly, outside basis of $149,347,507 was allocated to securities received by the Strong Index 500 Fund and this value was recorded as the financial statement cost basis of securities held in the Wells Fargo Index Portfolio.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                         WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Index Portfolio, one of the portfolios constituting the Wells Fargo Master Trust (the "Portfolio"), as of September 30, 2005, and the related statement of operations for the year then ended, and statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

      We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with the custodian and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Index Portfolio of Wells Fargo Master Trust as of September 30, 2005, the results of its operations, and the changes in its net assets and the financial highlights for the periods presented, in conformity with U.S. generally accepted accounting standards.


                                                /s/ KPMG LLP

Philadelphia, Pennsylvania
November 22, 2005

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                     POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**              PAST FIVE YEARS                           OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee,                         Associate Professor of Finance,           None
63                   since 1987                       Wake Forest University,
                                                      Calloway School of Business
                                                      and Accountancy.
--------------------------------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee,                         Chairman, CEO, and Co-                    None
63                   since 1998                       Founder of Crystal Geyser
                     (Chairman, since 2005)           Water Company and President
                                                      of Crystal Geyser Roxane
                                                      Water Company.
--------------------------------------------------------------------------------------------------------------------
Richard M. Leach     Trustee,                         Retired. Prior thereto, President         None
72                   since 1987                       of Richard M. Leach Associates
                                                      (a financial consulting firm).
--------------------------------------------------------------------------------------------------------------------
Timothy J. Penny     Trustee,                         Senior Counselor to the public            None
53                   since 1996                       relations firm of Himle-Horner
                                                      and Senior Fellow at the
                                                      Humphrey Institute,
                                                      Minneapolis, Minnesota (a
                                                      public policy organization).
--------------------------------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee,                         Principal of the law firm of              None
65                   since 1996                       Willeke & Daniels.
--------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE***

                     POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE**              PAST FIVE YEARS                           OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
J. Tucker Morse      Trustee,                         Private Investor/Real Estate              None
61                   since 1987                       Developer; Chairman of White
                                                      Point Capital, LLC.

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

OFFICERS

                     POSITION HELD AND                PRINCIPAL OCCUPATIONS DURING
NAME AND AGE         LENGTH OF SERVICE                PAST FIVE YEARS                           OTHER DIRECTORSHIPS
--------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch     President,                       Executive Vice President of               None
46                   since 2003                       Wells Fargo Bank, N.A. and
                                                      President of Wells Fargo Funds
                                                      Management, LLC. Senior Vice
                                                      President and Chief
                                                      Administrative Officer of Wells
                                                      Fargo Funds Management, LLC
                                                      from 2001 to 2003. Vice
                                                      President of Wells Fargo Bank,
                                                      N.A. from 1997 to 2000.
--------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo   Treasurer,                       Senior Vice President of Wells            None
36                   since 2003                       Fargo Bank, N.A. and Senior
                                                      Vice President of Operations
                                                      for Wells Fargo Funds
                                                      Management, LLC. Prior
                                                      thereto, Operations Manager at
                                                      Scudder Weisel Capital, LLC
                                                      from 2000 to 2001. Director of
                                                      Shareholder Services at BISYS
                                                      Fund Services from 1999 to
                                                      2000.
--------------------------------------------------------------------------------------------------------------------
C. David Messman     Secretary,                       Vice President and Managing                None
45                   since 2000                       Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of Wells
                                                      Fargo Funds Management, LLC.
                                                      Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
--------------------------------------------------------------------------------------------------------------------


  * The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

 ** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

*** As of September 30, 2005, one of the six Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF

INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

INDEX FUND AND INDEX PORTFOLIO
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Boards of Trustees (each, a "Board" and collectively, the "Boards") of Wells Fargo Funds Trust and Wells Fargo Master Trust (each, a "Trust" and collectively, the "Trusts"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of each Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Boards reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Index Fund and Index Portfolio; and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Index Fund and Index Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the "Advisory Agreements." The fund and portfolio identified above are collectively referred to as the "Funds."

      More specifically, at meetings held on April 4, 2005, the Boards, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Because the Index Fund is a gateway feeder fund that invests all of its assets in the Index Portfolio, which has a substantially similar investment objective and substantially similar investment strategies as the Index Fund, information provided to the Boards regarding the Index Fund is also applicable to the Index Portfolio.

NATURE, EXTENT AND QUALITY OF SERVICES
--------------------------------------------------------------------------------

      The Boards received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. Responses of Funds Management and Wells Capital Management to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Boards. The Boards reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and Wells Capital Management.

      The Boards considered the ability of Funds Management and Wells Capital Management, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Boards considered information regarding each of Funds Management's and Wells Capital Management's compensation for its personnel involved in the management of the Funds. In addition, the Boards considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Boards further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Boards considered not only the specific information presented in connection with the meetings, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-adviser.

      Based on the above factors, together with those referenced below, the Boards concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

OTHER INFORMATION (UNAUDITED)            WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

FUND PERFORMANCE AND EXPENSES
--------------------------------------------------------------------------------

      The Boards considered the performance results for the Funds over various time periods. They also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to the Funds (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to the Funds' benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for the Funds. The Boards were provided with a description of the methodology used by Lipper to select the mutual funds in the Funds' Peer Group and Universe. The Boards noted that the performance of the Funds was better than the median performance of the Peer Group for all time periods.

      The Boards received and considered information regarding the Funds' net operating expense ratios and their various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. They also considered comparisons of these fees to the expense information for the Funds' Peer Group and Universe, which comparative data was provided by Lipper. The Boards noted that the net operating expense ratios of the Funds were lower than the Funds' Peer Group's median net operating expense ratios.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES
--------------------------------------------------------------------------------

      The Boards reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Boards took into account the separate administrative services covered by the administration fee rates. The Boards also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to Wells Capital Management for investment sub-advisory services. In addition, the Boards reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Boards received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Boards noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of the Funds' Peer Group. In addition, the Boards concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to the Funds' Peer Group, and reasonable in relation to the services provided.

      The Boards also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY
--------------------------------------------------------------------------------

      The Boards received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and Funds Management and its affiliates. The Boards concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Boards did not consider profitability information with respect to Wells Capital Management, as its separate profitability from its relationship with the Funds was not a material factor in determining whether to renew the agreement.

ECONOMIES OF SCALE
--------------------------------------------------------------------------------

      The Boards received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Boards acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards' understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just in respect to a single fund. The Boards concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders/interestholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

WELLS FARGO ADVANTAGE MASTER PORTFOLIOS            OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

INFORMATION ABOUT SERVICES TO OTHER CLIENTS
--------------------------------------------------------------------------------

      The Boards also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trusts, and those offered by Wells Capital Management to other clients, including other registered investment companies and separate accounts. The Boards concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and Wells Capital Management, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND WELLS CAPITAL MANAGEMENT
--------------------------------------------------------------------------------

      The Boards received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates (including Wells Capital Management) as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in the business of Funds Management and Wells Capital Management as a result of their relationship with the Funds (such as the ability to market to shareholders/interestholders other financial products offered by Funds Management and its affiliates (including Wells Capital Management)).

      The Boards also considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Boards also took note of the policies of Wells Capital Management regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW
--------------------------------------------------------------------------------

      The Boards also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares/interests are offered and sold. The Boards noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Boards reviewed detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Boards also regularly review and assess the quality of the services that the Funds receive throughout the year. In this regard, the Boards review reports of Funds Management and Wells Capital Management at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Boards meet with the portfolio managers of the Funds at various times throughout the year.

     After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and its shareholders/interestholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements.

LIST OF ABBREVIATIONS                    WELLS FARGO ADVANTAGE MASTER PORTFOLIOS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG       -- Association of Bay Area Governments
ADR        -- American Depositary Receipt
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
ARM        -- Adjustable Rate Mortgages
BART       -- Bay Area Rapid Transit
CDA        -- Community Development Authority
CDSC       -- Contingent Deferred Sales Charge
CGIC       -- Capital Guaranty Insurance Company
CGY        -- Capital Guaranty Corporation
CMT        -- Constant Maturity Treasury
COFI       -- Cost of Funds Index
Connie Lee -- Connie Lee Insurance Company
COP        -- Certificate of Participation
CP         -- Commercial Paper
CTF        -- Common Trust Fund
DW&P       -- Department of Water & Power
DWR        -- Department of Water Resources
EDFA       -- Education Finance Authority
FFCB       -- Federal Farm Credit Bank
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FHLB       -- Federal Home Loan Bank
FHLMC      -- Federal Home Loan Mortgage Corporation
FNMA       -- Federal National Mortgage Association
FRN        -- Floating Rate Notes
FSA        -- Financial Security Assurance, Inc
GDR        -- Global Depositary Receipt
GNMA       -- Government National Mortgage Association
GO         -- General Obligation
HFA        -- Housing Finance Authority
HFFA       -- Health Facilities Financing Authority
IDA        -- Industrial Development Authority
IDR        -- Industrial Development Revenue
LIBOR      -- London Interbank Offered Rate
LLC        -- Limited Liability Corporation
LOC        -- Letter of Credit
LP         -- Limited Partnership
MBIA       -- Municipal Bond Insurance Association
MFHR       -- Multi-Family Housing Revenue
MUD        -- Municipal Utility District
MTN        -- Medium Term Note
PCFA       -- Pollution Control Finance Authority
PCR        -- Pollution Control Revenue
PFA        -- Public Finance Authority
PLC        -- Private Placement
PSFG       -- Public School Fund Guaranty
RAW        -- Revenue Anticipation Warrants
RDA        -- Redevelopment Authority
RDFA       -- Redevelopment Finance Authority
R&D        -- Research & Development
SFHR       -- Single Family Housing Revenue
SFMR       -- Single Family Mortgage Revenue
SLMA       -- Student Loan Marketing Association
STEERS     -- Structured Enhanced Return Trust
TBA        -- To Be Announced
TRAN       -- Tax Revenue Anticipation Notes
USD        -- Unified School District
V/R        -- Variable Rate
WEBS       -- World Equity Benchmark Shares
XLCA       -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK --

                                        THIS PAGE IS INTENTIONALLY LEFT BLANK --

THIS PAGE IS INTENTIONALLY LEFT BLANK --

WELLS | ADVANTAGE
FARGO | FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
                -----------------------------------------------------

(C) 2005 Wells Fargo Advantage Funds, LLC.  All rights reserved.    www.wellsfargo.com/advantagefunds           RT53226 11-05
                                                                                                              AEGNLD/AR112 09-05

                                                           [LOGO]
                                                            WELLS  ADVANTAGE
                                                            FARGO  FUNDS

                                                          SEPTEMBER 30, 2005

                                                               Annual Report

         WELLS FARGO ADVANTAGE SPECIALTY FUNDS

         Wells Fargo Advantage Specialized Financial Services Fund

         Wells Fargo Advantage Specialized Health Sciences Fund

         Wells Fargo Advantage Specialized Technology Fund

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Letter to Shareholders ...................................................     1
--------------------------------------------------------------------------------

Performance Highlights

--------------------------------------------------------------------------------
   Specialized Financial Services Fund ...................................     2
   Specialized Health Sciences Fund ......................................     4
   Specialized Technology Fund ...........................................     6

Fund Expenses ............................................................     8
--------------------------------------------------------------------------------

Portfolio of Investments
--------------------------------------------------------------------------------
   Specialized Financial Services Fund ...................................    10
   Specialized Health Sciences Fund ......................................    12
   Specialized Technology Fund ...........................................    14

Financial Statements
--------------------------------------------------------------------------------
   Statements of Assets and Liabilities ..................................    18
   Statements of Operations ..............................................    19
   Statements of Changes in Net Assets ...................................    20
   Financial Highlights ..................................................    24

Notes to Financial Highlights ............................................    26
--------------------------------------------------------------------------------

Notes to Financial Statements ............................................    27
--------------------------------------------------------------------------------

Report of Independent Registered Public Accounting Firm ..................    35
--------------------------------------------------------------------------------

Other Information (Unaudited) ............................................    37
--------------------------------------------------------------------------------

List of Abbreviations ....................................................    42
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               NOT FDIC INSURED-NO BANK GUARANTEE-MAY LOSE VALUE
--------------------------------------------------------------------------------

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

DEAR VALUED SHAREHOLDER,

      We are pleased to provide you with this WELLS FARGO ADVANTAGE SPECIALTY FUNDS annual report for the period ending September 30, 2005. On the following pages, you will find a discussion of each Fund, including performance highlights, the Fund managers' strategic outlook, and information about each Fund's portfolio.

ECONOMIC SETBACK FROM HURRICANES
--------------------------------------------------------------------------------

      At the start of the reporting period, the economy was on track for broad-based growth, but lost steam midway through with rising interest rates and higher energy costs threatening economic expansion. Growth slowed to an estimated 3.3% rate during the second quarter, down from the first quarter's 3.8% rate. The reporting period ended with the unfortunate news of the disasters from Hurricanes Katrina and Rita. The damage they did to U.S. Gulf Coast refineries had investors bracing for even higher fuel costs and threatens to further slow economic growth in the fourth quarter.

      Interest rates continued to push higher during the reporting period, with the Federal Reserve continuing its successive rate hikes through the second and third quarters of 2005, ending the period with the Federal funds target rate at 3.75%.

NO PATTERN FOR STOCKS
--------------------------------------------------------------------------------

      Falling oil prices and steady, long-term interest rates helped stocks end 2004 on an up note, contributing to a 9.2% gain to the S&P 500 Index in the fourth quarter. However, by the end of first quarter 2005, the S&P 500 Index experienced its worst quarterly loss in two years. The weakness was fairly broad based, with only energy and utility stocks showing gains.

      Stocks continued to seesaw during the second quarter of 2005, leaving the S&P 500 Index with a moderate gain that failed to counter its first quarter's losses. Utilities, financial services, and health care stocks occupied top performance slots during that quarter. This modest rally extended through the third quarter, when stocks managed to move higher during the immediate aftermath of the two U.S. Gulf Coast hurricanes. Energy stocks dominated third quarter performance with double-digit returns.

LOOKING FORWARD, NOT BACK
--------------------------------------------------------------------------------

      With worries over hurricane-related disruptions to energy supplies, historically high fuel costs, and a continuing rise in interest rates, this year is shaping up to be markedly different from the financial market highs we experienced at the end of last year. But just as no one could have predicted the severity of the impact of the U.S. Gulf Coast hurricanes, no one can predict with certainty what's in store for the economy and the markets.

      That's one of the reasons we believe successful investing includes taking a balanced approach, maintaining a portfolio that is diversified among stocks and bonds, and keeping a long-term perspective. While diversification may not prevent losses in a downturn, it may help reduce them and keep you on track to reach your financial goals. To help you reach your diversification goals, we offer funds across every key category, each guided by skillful, independent money managers -- our subadvisers -- chosen for their focused attention to a particular investment style. We believe that our insistence on seeking outstanding money managers who share our dedication to pursuing consistent, long-term results offer our investors the firm footing they need to navigate changing market conditions as they move forward to their financial destinations.

      Thank you for choosing WELLS FARGO ADVANTAGE FUNDS -- we appreciate your confidence in us. If you have any questions about your investment, please contact your investment professional, or call us at 1-800-222-8222. You may also visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                     PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND (the Fund) seeks long-term capital appreciation.

ADVISER                               SUB-ADVISER
     Wells Fargo Funds Management,         Wells Capital Management Incorporated
     LLC

FUND MANAGERS                         INCEPTION DATE
     Allen J. Ayvazian                     7/2/1962
     Allen Wisniewski, CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 5.34%(1) (excluding sales charges) for the 12-month period ending September 30, 2005, underperforming the S&P 500 Index(2), which returned 12.25%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      Underperformance of the Fund relative to its benchmark can be primarily attributed to the cash balance held during a portion of the fourth quarter of 2004, which happened to be the time when the stock market rallied. Then, during the first three quarters of 2005, financial stocks underperformed the broader S&P 500 Index. This was largely due to the flattening of the yield curve brought about by the steady quarter point increases in the Federal funds rate, which has pressured net interest margins among banks.

      On a relative basis, portfolio performance did improve during 2005, especially toward the end of the reporting period. Helping this performance was the Fund's greater emphasis on the capital markets, with a strong showing by Goldman Sachs, one of the Fund's larger holdings.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      During the reporting period, the Fund was positioned to be more diversified in the financial services sector. As of September 30, 2005, the Fund was invested 28% in commercial banks, 22% in insurance, 23% in capital markets, 11% in diversified financial services, 8% in consumer finance, 5% in thrift and mortgage finance, 2.5% in other, and the balance in cash. During the reporting period, we decreased our exposure to commercial banks and increased our exposure to capital markets and insurance companies. This move has been beneficial, as the flatter yield curve has resulted in a more challenging environment for commercial banks, while the pricing environment for insurance has been favorable and capital markets activity has been reasonably strong.

      A recent purchase was made in General Electric (GE), which happens to derive nearly half of its profits from financial activities primarily in commercial and consumer finance. The purchase of GE was made largely due to valuation, as it has traded near the price/earnings ratio relative to the market and offered the potential for superior growth.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We believe that the Federal Reserve may be near the end of its tightening cycle, which may help to remove the headwinds that banks have faced this year. We are comfortable with our current mix within the financial sector, as fundamentals appear to be stabilizing for banks. In the insurance sector, the recent hurricanes should continue to provide a strong pricing market, at least in the commercial sector.

      We believe that the Fund is well positioned to participate in a stronger market, while still maintaining defensive characteristics, such as lower price/earnings and price-to-book ratios relative to the market, and a higher dividend yield.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES AND FINANCIAL SERVICES SECTOR RISK. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND.

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, the WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND was named the Wells Fargo SIFE Specialized Financial Services Fund. Performance shown for Class A shares of the Fund for periods prior to February 25, 2002 reflects the performance of the Class A-1 shares of the SIFE Trust Fund, its predecessor fund, adjusted to reflect the Class A fees and expenses. Performance shown for Class B and Class C shares of the Fund for periods prior to February 25, 2002 reflects the performance of the Class B and Class C shares of the SIFE Trust Fund, its predecessor fund, and from May 1, 1997, to February 22, 2002, reflects the performance of the Class A shares adjusted to reflect each respective class's fees and expenses.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

PERFORMANCE HIGHLIGHTS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                      Including Sales Charge                 Excluding Sales Charge
                                                ------------------------------------   ------------------------------------
                                                6-Month*   1-Year   5-Year   10-Year   6-Month*   1-Year   5-Year   10-Year
                                                --------   ------   ------   -------   --------   ------   ------   -------
Specialized Financial Services Fund - Class A    (1.49)    (0.72)    3.43     9.39       4.52       5.34     4.66    10.04
Specialized Financial Services Fund - Class B    (0.91)    (0.68)    3.44     9.05       4.09       4.32     3.78     9.05
Specialized Financial Services Fund - Class C     3.12      3.46     3.81     9.02       4.12       4.46     3.81     9.02
Benchmark
   S&P 500 Index(2)                                                                      5.02      12.25    (1.49)    9.49

*RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.91
Price to Earning Ratio (trailing 12 months)                               13.30x
Price to Book Ratio                                                        1.91x
Median Market Cap. ($B)                                                 $ 15.16
Portfolio Turnover                                                           49%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

SECTOR DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash                                                                        (1%)
Financial Services                                                         (97%)
Industrials                                                                 (2%)

TEN LARGEST HOLDINGS(3),(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Citigroup Incorporated                                                     8.05%
American International Group Incorporated                                  5.24%
Bank of America Corporation                                                4.91%
Goldman Sachs Group Incorporated                                           4.79%
US Bancorp                                                                 3.53%
JP Morgan Chase & Company                                                  3.52%
Zions Bancorporation                                                       3.50%
St Paul Travelers Companies Incorporated                                   3.28%
Hartford Financial Services Group Incorporated                             2.97%
Capital One Financial Corporation                                          2.90%

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                                               WELLS FARGO ADVANTAGE SPECIALIZED
                    S&P 500 INDEX              FINANCIAL SERVICES FUND - CLASS A
                    -------------              ---------------------------------
  30-09-95              10,000                                9,425
  31-10-95               9,964                                9,304
  30-11-95              10,401                                9,814
  29-12-95              10,602                                9,947
  31-01-96              10,962                               10,141
  29-02-96              11,064                               10,442
  31-03-96              11,170                               10,609
  30-04-96              11,334                               10,502
  31-05-96              11,626                               10,723
  30-06-96              11,670                               10,655
  31-07-96              11,154                               10,618
  31-08-96              11,389                               11,130
  30-09-96              12,030                               11,620
  31-10-96              12,362                               12,154
  30-11-96              13,295                               12,994
  31-12-96              13,032                               12,669
  31-01-97              13,846                               13,343
  28-02-97              13,954                               13,975
  31-03-97              13,382                               13,127
  30-04-97              14,180                               13,753
  31-05-97              15,042                               14,326
  30-06-97              15,716                               14,798
  31-07-97              16,965                               16,160
  31-08-97              16,015                               15,767
  30-09-97              16,891                               17,063
  31-10-97              16,327                               16,827
  30-11-97              17,083                               17,372
  31-12-97              17,376                               18,344
  31-01-98              17,568                               17,491
  28-02-98              18,834                               18,741
  31-03-98              19,799                               19,624
  30-04-98              20,001                               19,823
  31-05-98              19,657                               19,216
  30-06-98              20,455                               19,701
  31-07-98              20,238                               19,673
  31-08-98              17,313                               15,324
  30-09-98              18,423                               16,126
  31-10-98              19,921                               17,701
  30-11-98              21,128                               18,390
  31-12-98              22,345                               19,286
  31-01-99              23,279                               18,948
  28-02-99              22,555                               19,076
  31-03-99              23,457                               18,983
  30-04-99              24,365                               20,496
  29-05-99              23,790                               19,619
  30-06-99              25,111                               19,991
  31-07-99              24,327                               18,877
  31-08-99              24,206                               18,250
  30-09-99              23,543                               17,815
  31-10-99              25,033                               20,205
  30-11-99              25,541                               19,054
  31-12-99              27,045                               17,657
  31-01-00              25,688                               17,183
  29-02-00              25,202                               15,168
  31-03-00              27,667                               17,378
  30-04-00              26,834                               16,698
  31-05-00              26,284                               18,072
  30-06-00              26,933                               16,432
  31-07-00              26,513                               17,286
  31-08-00              28,160                               19,229
  30-09-00              26,673                               19,537
  31-10-00              26,561                               19,571
  30-11-00              24,468                               19,200
  31-12-00              24,588                               21,355
  31-01-01              25,461                               21,760
  28-02-01              23,141                               20,925
  31-03-01              21,676                               20,261
  30-04-01              23,358                               20,519
  31-05-01              23,515                               21,615
  30-06-01              22,944                               21,726
  31-07-01              22,719                               21,800
  31-08-01              21,299                               20,819
  30-09-01              19,580                               19,817
  31-10-01              19,954                               18,963
  30-11-01              21,484                               20,203
  31-12-01              21,673                               20,737
  31-01-02              21,357                               20,776
  28-02-02              20,945                               20,685
  31-03-02              21,732                               22,151
  30-04-02              20,415                               22,036
  31-05-02              20,266                               21,968
  30-06-02              18,823                               21,234
  31-07-02              17,357                               19,570
  31-08-02              17,470                               20,019
  30-09-02              15,573                               18,052
10/31/2002              16,941                               18,296
11/30/2002              17,938                               18,636
12/31/2002              16,885                               17,898
 1/31/2003              16,444                               17,556
 2/28/2003              16,197                               17,214
  31-03-03              16,353                               17,239
  30-04-03              17,700                               19,007
  31-05-03              18,631                               20,136
  30-06-03              18,870                               20,333
  31-07-03              19,202                               20,922
  31-08-03              19,576                               20,922
  30-09-03              19,369                               20,962
  31-10-03              20,463                               22,339
  30-11-03              20,643                               22,438
  31-12-03              21,725                               23,116
  31-01-04              22,125                               23,721
  29-02-04              22,432                               24,447
  31-03-04              22,094                               24,129
  30-04-04              21,747                               22,734
  31-05-04              22,045                               23,159
  30-06-04              22,472                               23,133
  31-07-04              21,728                               22,891
  31-08-04              21,815                               23,255
  30-09-04              22,051                               23,290
  31-10-04              22,388                               23,473
  30-11-04              23,295                               24,081
  31-12-04              24,087                               24,808
  31-01-05              23,499                               24,282
  28-02-05              23,993                               24,150
  31-03-05              23,568                               23,474
  30-04-05              23,120                               23,144
  31-05-05              23,856                               23,738
  30-06-05              23,889                               24,200
  31-07-05              24,778                               24,729
  31-08-05              24,552                               24,200
  30-09-05              24,751                               24,534

--------------------------------------------------------------------------------

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change.

(4) The Ten Largest Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE SPECIALIZED FINANCIAL SERVICES FUND Class A for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                     PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND (the Fund) seeks long-term capital appreciation.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,         RCM Capital Management, LLC
      LLC

FUND MANAGER                           INCEPTION DATE
      Selena A. Chaisson, M.D.              4/2/2001

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 8.42%(1) (excluding sales charges) for the 12-month period ending September 30, 2005, underperforming the S&P 500 Index(2), which returned 12.25%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The primary driver behind the Fund's underperformance was Elan Corp. (down 62%) and Biogen Idec Inc. (down 35%). The sudden withdrawal of the companies' shared multiple sclerosis drug, Tysabi, led to significant price slides for both companies.

      The Fund's overweighting and stock selection in the managed care subsector was a significant positive contributor for the Fund. Long-term Fund holding, PacifiCare (up 117%) was eventually acquired by UnitedHealth Group. The Fund also already held UnitedHealth Group (up 52%) as well as Aetna (up 72%), WellPoint (up 74%), and HealthNet (up 91%). We believe that the impact from the Medicare Modernization Act, as well as decelerating medical cost trends, may continue to buoy fundamental results for this group. The Fund also benefited from stock selection in medical technology, such as Varian Medical (up 14%) and Intuitive Surgical (up 196%).

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      The implementation of the Medicare Modernization Act in 2006 weighs heavily on our choice of holdings. With the government looking to the private sector to administer drug benefits, we believe the managed care and pharmacy benefit manager groups will outperform the market. During the reporting period, we identified companies that serve the needs of the senior population who will begin to receive these drug benefits.

      As health care costs continue to mount, those companies that can attenuate rising costs provide valuable and profitable services. In this vein, the Fund attempted to identify health care companies that have either imposed greater efficiencies onto other organizations or have become more efficient themselves. Greater efficiencies might entail engaging in less costly, but equally effective health care alternatives.

      During the period, we also identified those companies that have innovative products geared toward underserved populations. Companies with differentiated products that are not subject to price cuts have been what we look for. We also actively search for companies with drugs or devices that satisfy unmet medical needs, or that offer a special advantage over existing technologies which may be immune to downward pricing pressures.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      Going forward, we will continue to maintain a core portfolio concentration in the managed care subsector, which we believe holds a positive outlook from both a sector and stock perspective. Furthermore, we will continue to search for new opportunities in the health care services subsector to capitalize on the Medicare Modernization Act and the Medicare Part D Drug Benefit Program. We intend to stay involved in the large capitalization pharmaceutical space, but see this as a sector with limited upside and thus will be opportunistic in redeploying this capital to new opportunities. We also believe that the earnings outlook is positive for both biotechnology and select medical technology names.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK, NONDIVERSIFIED PORTFOLIO RISK, AND HEALTH SCIENCES SECTOR RISK. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's manager. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND.

PERFORMANCE HIGHLIGHTS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                     Including Sales Charge             Excluding Sales Charge
                                                --------------------------------   --------------------------------
                                                6-Month*   1-Year   Life of Fund   6-Month*   1-Year   Life of Fund
                                                --------   ------   ------------   --------   ------   ------------
Specialized Health Sciences Fund - Class A
   (Incept. Date 4/02/2001)                       2.07      2.18        1.55         8.30      8.42        2.90
Specialized Health Sciences Fund - Class B
   (Incept. Date 4/02/2001)                       2.77      2.57        1.69         7.77      7.57        2.10
Specialized Health Sciences Fund - Class C
   (Incept. Date 4/02/2001)                       6.76      6.56        2.12         7.76      7.56        2.12
Benchmark
   S&P 500 Index(2)                                                                  5.02     12.25        2.99

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3),(4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

WellPoint Incorporated                                                     6.41%
Medtronic Incorporated                                                     5.71%
Abbott Laboratories                                                        5.06%
Pfizer Incorporated                                                        4.97%
Johnson & Johnson                                                          4.39%
Shire Pharmaceuticals Group                                                3.60%
Novartis AG                                                                3.59%
Roche Holding AG-Genusschein                                               3.58%
Sanofi-Aventis                                                             3.48%
St Jude Medical Incorporated                                               3.46%

SECTOR DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash                                                                        (5%)
Health Care                                                                (94%)
Financial Services                                                          (1%)

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     0.93
Price to Earnings Ratio (trailing 12 months)                              25.10x
Price to Book Ratio                                                        3.83x
Median Market Cap. ($B)                                                  $13.30
Portfolio Turnover                                                          200%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA IS 1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                      WELLS FARGO ADVANTAGE SPECIALIZED
                        HEALTH SCIENCES FUND - CLASS A     S&P 500 INDEX
                      ---------------------------------   --------------
4/1/2001                             9,425                    10,000
4/30/2001                            9,991                    10,776
5/31/2001                           10,481                    10,848
6/30/2001                           10,283                    10,585
7/31/2001                            9,943                    10,481
8/31/2001                            9,670                     9,826
9/30/2001                            9,142                     9,033
10/31/2001                           9,500                     9,205
11/30/2001                           9,925                     9,911
12/31/2001                          10,028                     9,999
1/31/2002                            9,538                     9,853
2/28/2002                            9,406                     9,663
3/31/2002                            9,614                    10,026
4/30/2002                            8,973                     9,418
5/31/2002                            8,671                     9,350
6/30/2002                            7,983                     8,684
7/31/2002                            7,559                     8,007
8/31/2002                            7,597                     8,059
9/30/2002                            7,361                     7,184
10/31/2002                           7,568                     7,816
11/30/2002                           7,597                     8,275
12/31/2002                           7,417                     7,789
1/31/2003                            7,531                     7,586
2/28/2003                            7,436                     7,472
3/31/2003                            7,729                     7,544
4/30/2003                            8,030                     8,166
5/31/2003                            8,718                     8,595
6/30/2003                            9,180                     8,705
7/31/2003                            9,284                     8,858
8/31/2003                            8,973                     9,031
9/30/2003                            8,963                     8,935
10/31/2003                           9,076                     9,440
11/30/2003                           9,302                     9,523
12/31/2003                           9,557                    10,022
1/31/2004                            9,915                    10,207
2/29/2004                           10,188                    10,349
3/31/2004                           10,226                    10,192
4/30/2004                           10,358                    10,032
5/31/2004                           10,311                    10,170
6/30/2004                           10,198                    10,367
7/31/2004                            9,651                    10,024
8/31/2004                            9,830                    10,064
9/30/2004                            9,887                    10,173
10/31/2004                           9,830                    10,328
11/30/2004                          10,075                    10,747
12/31/2004                          10,719                    11,112
1/31/2005                           10,398                    10,841
2/28/2005                           10,096                    11,069
3/31/2005                            9,898                    10,873
4/30/2005                           10,247                    10,666
5/31/2005                           10,417                    11,005
6/30/2005                           10,370                    11,021
7/31/2005                           10,672                    11,431
8/31/2005                           10,710                    11,327
9/30/2005                           10,719                    11,418

--------------------------------------------------------------------------------

(1) The Fund's Adviser has committed through January 31, 2006, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005, WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND was named the Wells Fargo Specialized Health Sciences Fund.

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE SPECIALIZED HEALTH SCIENCES FUND Class A shares for the life of the Fund with the S&P 500 Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                     PERFORMANCE HIGHLIGHTS
--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND

INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

      The WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND (the Fund) seeks long-term capital appreciation by investing in domestic and foreign equity securities of technology companies.

ADVISER                                SUB-ADVISER
      Wells Fargo Funds Management,         RCM Capital Management, LLC
      LLC

FUND MANAGERS                          INCEPTION DATE
      Huachen Chen, CFA                     9/18/2000
      Walter C. Price, Jr., CFA

HOW DID THE FUND PERFORM OVER THE 12-MONTH REPORTING PERIOD?
--------------------------------------------------------------------------------

      The Fund's Class A shares returned 26.15%(1) (excluding sales charges) for the 12-month period ending September 30, 2005, outperforming the S&P 500 Index(2), which returned 12.25%, during the same period.

      FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

      FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 5.75%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. OTHER FEES AND EXPENSES APPLY TO AN INVESTMENT IN THE FUND AND ARE DESCRIBED IN THE FUND'S CURRENT PROSPECTUS.

      PLEASE KEEP IN MIND THAT HIGH DOUBLE-DIGIT RETURNS WERE PRIMARILY ACHIEVED DURING FAVORABLE MARKET CONDITIONS. YOU SHOULD NOT EXPECT THAT SUCH FAVORABLE RETURNS CAN BE CONSISTENTLY ACHIEVED. A FUND'S PERFORMANCE, ESPECIALLY FOR VERY SHORT TIME PERIODS, SHOULD NOT BE THE SOLE FACTOR IN MAKING YOUR INVESTMENT DECISION.

WHAT FACTORS AFFECTED THE FUND'S PERFORMANCE?
--------------------------------------------------------------------------------

      The Fund primarily benefited over the reporting period from its stock selection and from an overall favorable environment for technology stocks. We targeted the portfolio in those companies with innovative new products or cost cutting programs. This focus kept us away from many of the large technology companies that have been mediocre performers. The portfolio was significantly overweighted in Internet stocks, which we believe are the growth drivers in technology.

WHAT CHANGES DID YOU MAKE TO THE FUND'S HOLDINGS DURING THE PERIOD?
--------------------------------------------------------------------------------

      Our focus is on finding new and high growth companies in technology, and this strategy served us well with big gains in Google, SanDisk, Red Hat, Autodesk, Marvell, and Broadcom. We also had good success in identifying those companies undergoing successful turnarounds, especially NCR and Hewlett-Packard. We did have a few stocks that we thought were emerging but instead had difficulties with their products, notably Elan and Biogen Idec with their shared multiple sclerosis drug that failed, and VeriSign, with its mobile services that were less predictable than expected.

      We credit our stock selection process for identifying strong performers. We try to understand a company's products by talking with and surveying consumers. For example, an Internet user survey performed in Europe identified Google as the number one Internet search site, so we continue to keep it in our portfolio. SanDisk is another example. This maker of flash memory cards had several sell recommendations on it when we bought our position, but we monitored the product on Amazon on a weekly basis and felt we had better insight about supply and demand for flash memory cards than many market watchers.

LOOKING AHEAD, WHAT IS YOUR STRATEGIC OUTLOOK?
--------------------------------------------------------------------------------

      We expect to be cautious about the economy and technology stocks for the next few months, as we believe that higher energy prices caused by the Gulf Coast hurricanes put the U.S. economic recovery at greater risk. We also believe that the Federal Reserve may continue to raise interest rates, but we are hopeful that the market will continue to shrug off these increases. To prepare for the unknown, we have structured the portfolio more defensively. We are hopeful that after this period of adjustment, technology stocks will again lead the market.

      STOCK FUNDS SHOULD ONLY BE CONSIDERED FOR LONG-TERM GOALS AS VALUES FLUCTUATE IN RESPONSE TO THE ACTIVITIES OF INDIVIDUAL COMPANIES AND GENERAL MARKET AND ECONOMIC CONDITIONS. THE FUND'S INVESTMENT PROCESS MAY, AT TIMES, RESULT IN HIGHER THAN AVERAGE PORTFOLIO TURNOVER AND INCREASED TRADING EXPENSES, AND MAY GENERATE HIGHER SHORT-TERM CAPITAL GAINS. INVESTMENT STRATEGIES THAT EMPHASIZE PARTICULAR MARKET SEGMENTS OR FEWER SECURITIES TEND TO INCREASE THE TOTAL RISK OF AN INVESTMENT (RELATIVE TO THE BROADER MARKET). THIS FUND IS EXPOSED TO SMALL COMPANY SECURITIES RISK, FOREIGN INVESTMENTS RISK, NONDIVERSIFIED PORTFOLIO RISK, AND TECHNOLOGY SECTOR RISK. CONSULT A FUND'S PROSPECTUS FOR ADDITIONAL INFORMATION ON THESE AND OTHER RISKS.

--------------------------------------------------------------------------------

      The views expressed are as of September 30, 2005, and are those of the Fund's managers. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND.

(1) The Fund's Adviser has committed through April 30, 2007, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

      Prior to April 11, 2005 the WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND was named the Wells Fargo Specialized Technology Fund. Performance shown for Class Z shares of the Fund for periods prior to April 11, 2005 reflects performance of the Class A shares of the Fund, and includes fees and expenses that are not applicable to and are lower than those of the Class Z shares.

PERFORMANCE HIGHLIGHTS                     WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN(1) (%) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

                                                        Including Sales Charge                     Excluding Sales Charge
                                              -----------------------------------------   -----------------------------------------
                                              6-Month*   1-Year   5-Year   Life of Fund   6-Month*   1-Year   5-Year   Life of Fund
                                              --------   ------   ------   ------------   --------   ------   ------   ------------
Specialized Technology Fund - Class A
   (Incept. Date 9/18/2000)                     8.09      18.95   (13.45)     (13.18)       14.76     26.15   (12.42)     (12.15)
Specialized Technology Fund - Class B
   (Incept. Date 9/18/2000)                     9.61      20.19   (13.78)     (13.14)       14.61     25.19   (13.07)     (12.80)
Specialized Technology Fund - Class C
   (Incept. Date 9/18/2000)                    13.38      24.25   (13.10)     (12.83)       14.38     25.25   (13.10)     (12.83)
Specialized Technology Fund - Class Z
   (Incept. Date 4/11/2005)                                                                 14.75     26.05   (12.54)     (12.27)
Benchmark
   S&P 500 Index(2)                                                                          5.02     12.25    (1.49)      (1.50)

* RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.

TEN LARGEST EQUITY HOLDINGS(3), (4) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Red Hat Incorporated                                                       8.21%
Sandisk Corporation                                                        6.96%
Autodesk Incorporated                                                      5.98%
Apple Computer Incorporated                                                4.74%
Motorola Incorporated                                                      4.58%
Broadcom Corporation Class A                                               4.45%
Hewlett Packard Company                                                    5.14%
Google Incorporated Class A                                                3.92%
National Semiconductor Corporation                                         3.49%
Advanced Micro Devices Incorporated                                        3.43%

SECTOR DISTRIBUTION(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Consumer Discretionary                                                      (3%)
Energy                                                                      (9%)
Health Care                                                                 (5%)
Information Technology                                                     (72%)
Telecommunication Services                                                  (1%)
Cash                                                                       (10%)

FUND CHARACTERISTICS(3) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

Beta**                                                                     1.48
Price to Earnings Ratio (trailing 12 months)                              38.90x
Price to Book Ratio                                                        4.59x
Median Market Cap. ($B)                                                   $7.10
Portfolio Turnover                                                          270%

** A MEASURE OF THE FUND'S SENSITIVITY TO MARKET MOVEMENTS. THE BENCHMARK BETA
 IS 1.00 BY DEFINITION.

GROWTH OF $10,000 INVESTMENT(5) (AS OF SEPTEMBER 30, 2005)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE GRAPH IN THE PRINTED MATERIAL.]

                     WELLS FARGO ADVANTAGE SPECIALIZED
                          TECHNOLOGY FUND - CLASS A      S&P 500 INDEX
                     ---------------------------------   -------------
9/18/2000                           9,425                    10,000
9/30/2000                           9,529                     9,988
10/31/2000                          8,426                     9,946
11/30/2000                          6,909                     9,162
12/31/2000                          6,437                     9,207
1/31/2001                           6,795                     9,534
2/28/2001                           5,014                     8,665
3/31/2001                           4,326                     8,117
4/30/2001                           4,637                     8,747
5/31/2001                           4,373                     8,805
6/30/2001                           4,232                     8,591
7/31/2001                           3,827                     8,507
8/31/2001                           3,327                     7,975
9/30/2001                           2,846                     7,332
10/31/2001                          3,261                     7,472
11/30/2001                          3,789                     8,045
12/31/2001                          3,968                     8,116
1/31/2002                           3,817                     7,997
2/28/2002                           3,252                     7,843
3/31/2002                           3,582                     8,138
4/30/2002                           3,167                     7,645
5/31/2002                           2,950                     7,589
6/30/2002                           2,686                     7,048
7/31/2002                           2,432                     6,499
8/31/2002                           2,375                     6,542
9/30/2002                           2,102                     5,831
10/31/2002                          2,432                     6,344
11/30/2002                          2,714                     6,717
12/31/2002                          2,328                     6,323
1/31/2003                           2,337                     6,157
2/28/2003                           2,319                     6,065
3/31/2003                           2,300                     6,123
4/30/2003                           2,573                     6,628
5/31/2003                           3,025                     6,977
6/30/2003                           3,205                     7,066
7/31/2003                           3,421                     7,190
8/31/2003                           3,648                     7,330
9/30/2003                           3,704                     7,253
10/31/2003                          4,090                     7,662
11/30/2003                          4,053                     7,730
12/31/2003                          4,015                     8,135
1/31/2004                           4,298                     8,285
2/29/2004                           4,156                     8,400
3/31/2004                           4,147                     8,273
4/30/2004                           3,921                     8,143
5/31/2004                           4,147                     8,255
6/30/2004                           4,279                     8,415
7/31/2004                           3,808                     8,136
8/31/2004                           3,695                     8,169
9/30/2004                           3,893                     8,257
10/31/2004                          4,270                     8,383
11/30/2004                          4,590                     8,723
12/31/2004                          4,741                     9,019
1/31/2005                           4,364                     8,799
2/28/2005                           4,373                     8,984
3/31/2005                           4,279                     8,825
4/30/2005                           4,109                     8,657
5/31/2005                           4,505                     8,933
6/30/2005                           4,420                     8,945
7/31/2005                           4,543                     9,278
8/31/2005                           4,647                     9,194
9/30/2005                           4,910                     9,268

-------------------------------------------------------------------------------

(2) The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an index.

(3) Fund characteristics, portfolio holdings and sector distribution are subject to change.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) The chart compares the performance of the WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND Class A shares for the life of the Fund with the S&P 500
Index. The chart assumes a hypothetical investment of $10,000 in Class A shares and reflects all operating expenses and, for Class A shares, assumes the maximum initial sales charge of 5.75%.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                              FUND EXPENSES
--------------------------------------------------------------------------------

      As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution [and/or service] (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2005 to September 30, 2005).

ACTUAL EXPENSES

      The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                         Beginning       Ending
                                                                          Account        Account       Expenses
                                                                           Value          Value       Paid During       Net Annual
                                                                        4/01/2005      9/30/2005        Period*       Expense Ratio
Wells Fargo Advantage Specialized Financial Services Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Financial Services Fund - Class A
Actual                                                                  $ 1,000.00     $ 1,045.20       $  6.92           1.35%
Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,018.30       $  6.83           1.35%
Wells Fargo Advantage Specialized Financial Services Fund - Class B
Actual                                                                  $ 1,000.00     $ 1,040.90       $ 10.69           2.10%
Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,014,46       $ 10.55           2.10%
Wells Fargo Advantage Specialized Financial Services Fund - Class C
Actual                                                                  $ 1,000.00     $ 1,041.20       $ 10.69           2.10%
Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,014.46       $ 10.55           2.10%
Wells Fargo Advantage Specialized Health Sciences Fund
------------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Health Sciences Fund - Class A
Actual                                                                  $ 1,000.00     $ 1,083.00       $  8.62           1.65%
Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,016.80       $  8.34           1.65%
Wells Fargo Advantage Specialized Health Sciences Fund - Class B
Actual                                                                  $ 1,000.00     $ 1,077.70       $ 12.50           2.40%
Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,013.04       $ 12.11           2.40%
Wells Fargo Advantage Specialized Health Sciences Fund - Class C
Actual                                                                  $ 1,000.00     $ 1,077.60       $ 12.50           2.40%
Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,013.04       $ 12.11           2.40%

FUND EXPENSES                              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                                         Beginning       Ending
                                                                          Account        Account       Expenses
                                                                           Value          Value       Paid During       Net Annual
                                                                        4/01/2005      9/30/2005        Period*       Expense Ratio
Wells Fargo Advantage Specialized Technology Fund
-----------------------------------------------------------------------------------------------------------------------------------
Wells Fargo Advantage Specialized Technology Fund - Class A
Actual                                                                  $ 1,000.00     $ 1,147.60       $  9.42           1.75%
Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,016.29       $  8.85           1.75%
Wells Fargo Advantage Specialized Technology Fund - Class B
Actual                                                                  $ 1,000.00     $ 1,146.10       $ 13.38           2.50%
Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,012.47       $ 12.54           2.50%
Wells Fargo Advantage Specialized Technology Fund - Class C
Actual                                                                  $ 1,000.00     $ 1,143.80       $ 13.36           2.50%
Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,012.47       $ 12.54           2.50%
Wells Fargo Advantage Specialized Technology Fund - Class Z
Actual**                                                                $ 1,000.00     $ 1,147.50       $ 10.17           1.90%
Hypothetical (5% return before expenses)                                $ 1,000.00     $ 1,015.46       $  9.55           1.90%

* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR DIVIDED BY THE NUMBER OF DAYS IN THE FISCAL YEAR (TO REFLECT THE ONE-HALF YEAR PERIOD).

** THIS CLASS COMMENCED OPERATIONS ON APRIL 11, 2005. ACTUAL EXPENSES SHOWN FOR THIS CLASS ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 173/365 (TO REFLECT THE PERIOD FROM APRIL 11, 2005 TO SEPTEMBER 30, 2005).

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                            VALUE

COMMON STOCKS - 99.39%

DEPOSITORY INSTITUTIONS - 46.44%
    114,000  AMSOUTH BANCORPORATION                              $    2,879,640
    435,884  BANK OF AMERICA CORPORATION                             18,350,716
    337,000  BANK OF NEW YORK COMPANY INCORPORATED                    9,911,170
    127,250  BANK OF THE OZARKS INCORPORATED                          4,368,493
    660,900  CITIGROUP INCORPORATED                                  30,084,168
    150,200  CITY NATIONAL CORPORATION                               10,527,518
     57,200  COMERICA INCORPORATED                                    3,369,080
    192,300  COMPASS BANCSHARES INCORPORATED                          8,813,109
    166,542  CULLEN FROST BANKERS INCORPORATED                        8,217,182
    159,700  GOLDEN WEST FINANCIAL CORPORATION                        9,484,583
    388,000  JP MORGAN CHASE & COMPANY                               13,164,840
     77,000  NORTHERN TRUST CORPORATION                               3,892,350
     82,000  STATE STREET CORPORATION                                 4,011,440
    334,065  SUMMIT BANCSHARES INCORPORATED                           6,136,774
     52,600  SUNTRUST BANKS INCORPORATED                              3,653,070
    100,850  TEXAS REGIONAL BANCSHARES INCORPORATED CLASS A           2,903,472
    469,500  US BANCORP                                              13,183,560
    157,400  WACHOVIA CORPORATION                                     7,490,666
     29,900  WESTERN SIERRA BANCORP+                                  1,029,756
    183,600  ZIONS BANCORPORATION                                    13,074,156

                                                                    174,545,743
                                                                 --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
EXCEPT COMPUTER EQUIPMENT - 2.55%
    285,000  GENERAL ELECTRIC COMPANY                                 9,595,950
                                                                 --------------

FINANCIAL SERVICES - 0.85%
    105,800  INDEPENDENT BANK CORPORATION MASSACHUSETTS               3,214,204
                                                                 --------------

HOLDING & OTHER INVESTMENT OFFICES - 0.84%
    106,700  ASPEN INSURANCE HOLDINGS LIMITED                         3,152,985
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 2.18%
    181,200  NATIONAL FINANCIAL PARTNERS CORPORATION                  8,179,368
                                                                 --------------

INSURANCE CARRIERS - 20.02%
    109,000  ACE LIMITED                                              5,130,630
     71,600  ALLSTATE CORPORATION                                     3,958,764
    316,000  AMERICAN INTERNATIONAL GROUP INCORPORATED               19,579,360
     65,500  CHUBB CORPORATION                                        5,865,525
     24,000  EVEREST REINSURANCE GROUP LIMITED                        2,349,600
    104,000  GENWORTH FINANCIAL INCORPORATED                          3,352,960
    144,000  HARTFORD FINANCIAL SERVICES GROUP INCORPORATED          11,112,480
     78,800  PRUDENTIAL FINANCIAL INCORPORATED                        5,323,728
     46,000  RENAISSANCERE HOLDINGS LIMITED                           2,011,580
     36,600  SELECTIVE INSURANCE GROUP INCORPORATED                   1,789,740
    273,000  ST. PAUL COMPANIES INCORPORATED                         12,249,510
     37,000  XL CAPITAL LIMITED CLASS A                               2,517,110

                                                                     75,240,987
                                                                 --------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
SHARES      SECURITY NAME                                             VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 12.06%
    204,000  AMERICAN CAPITAL STRATEGIES LIMITED                 $    7,478,640
    172,000  AMERICAN EXPRESS COMPANY                                 9,879,680
    136,200  CAPITAL ONE FINANCIAL CORPORATION                       10,830,624
    156,500  FREDDIE MAC                                              8,835,990
    337,150  MBNA CORPORATION                                         8,307,376

                                                                     45,332,310
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES
            - 14.45%
    225,600  AMVESCAP PLC ADR                                         2,939,568
     81,100  BEAR STEARNS COMPANIES INCORPORATED                      8,900,725
    147,300  GOLDMAN SACHS GROUP INCORPORATED                        17,908,734
     46,000  LEHMAN BROTHERS HOLDINGS INCORPORATED                    5,358,080
    165,000  MERRILL LYNCH & COMPANY INCORPORATED                    10,122,750
    124,000  MORGAN STANLEY                                           6,688,560
     55,000  NUVEEN INVESTMENTS CLASS A                               2,166,450
      7,360  REFCO INCORPORATED+                                        208,067

                                                                     54,292,934
                                                                 --------------

TOTAL COMMON STOCKS (COST $308,522,967)                             373,554,481
                                                                 --------------

PRINCIPAL                           INTEREST RATE   MATURITY DATE

REPURCHASE AGREEMENTS - 0.79%
$ 2,973,000 GOLDMAN SACHS & COMPANY - 102% COLLATERALIZED BY
            US GOVERNMENT SECURITIES
            (MATURITY VALUE $2,973,633)+ 3.20%      10/03/2005        2,973,000

TOTAL REPURCHASE AGREEMENTS (COST $2,973,000)                         2,973,000
                                                                 --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $311,495,967)*                   100.18%                     $376,527,481
OTHER ASSETS AND LIABILITIES, NET       (0.18)                        (686,774)
                                       ------                      ------------

TOTAL NET ASSETS                       100.00%                     $375,840,707
                                       ======                      ============

+     NON-INCOME EARNING SECURITIES.

* COST FOR FEDERAL INCOME TAX PURPOSES IS $313,491,996 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:
      GROSS UNREALIZED APPRECIATION                  $ 71,102,003
      GROSS UNREALIZED DEPRECIATION                    (8,066,518)
                                                     ------------
      NET UNREALIZED APPRECIATION (DEPRECIATION)     $ 63,035,485

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

COMMON STOCKS - 94.57%

BUSINESS SERVICES - 1.10%
     16,400   ECLIPSYS CORPORATION+                                $    292,576
        400   WEBMD HEALTH CORPORATION+                                   9,860

                                                                        302,436
                                                                   ------------

CHEMICALS & ALLIED PRODUCTS - 40.97%
     31,200   ABBOTT LABORATORIES                                     1,322,880
      8,550   AMGEN INCORPORATED+                                       681,178
     11,700   ASTRAZENECA PLC                                           543,768
     10,700   BARR LABORATORIES INCORPORATED+                           587,644
      6,100   BIOGEN IDEC INCORPORATED+                                 240,828
      7,660   DADE BEHRING HOLDINGS INCORPORATED                        280,816
      8,900   FOREST LABORATORIES INCORPORATED+                         346,833
      4,400   GENENTECH INCORPORATED+                                   370,524
      4,500   GENZYME CORPORATION+                                      322,380
     16,660   GILEAD SCIENCES INCORPORATED+                             812,342
     19,600   GLAXOSMITHKLINE PLC                                       498,504
      9,700   MEDIMMUNE INCORPORATED+                                   326,405
     19,260   NABI BIOPHARMACEUTICALS+                                  252,306
     14,210   NITROMED INCORPORATED+                                    255,780
     18,500   NOVARTIS AG                                               938,183
     17,300   NOVEN PHARMACEUTICALS INCORPORATED+                       242,200
     52,000   PFIZER INCORPORATED                                     1,298,440
     12,000   RANBAXY LABORATORIES LIMITED SP GDR                       134,084
     11,000   SANOFI-SYNTHELABO SA                                      908,900
     44,700   VION PHARMACEUTICALS INCORPORATED+                         96,999
     18,600   WYETH                                                     860,622

                                                                     11,321,616
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
   SERVICES - 1.02% 5,200 CELGENE CORPORATION+                          282,464
                                                                   ------------

HEALTH SERVICES - 10.14%
     10,900   CAREMARK RX INCORPORATED+#                                544,237
     22,400   NEKTAR THERAPEUTICS+                                      379,680
      6,740   ROCHE HOLDING AG                                          936,118
     25,460   SHIRE PHARMACEUTICALS GROUP PLC ADR                       941,766

                                                                      2,801,801
                                                                   ------------

INSURANCE CARRIERS - 16.92%
      7,400   AETNA INCORPORATED                                        637,436
     14,600   HEALTH NET INCORPORATED+                                  690,872
      9,500   PACIFICARE HEALTH SYSTEMS INCORPORATED+                   757,910
     11,340   UNITEDHEALTH GROUP INCORPORATED                           637,308
     12,170   UNIVERSAL AMERICAN FINANCIAL CORPORATION+                 276,746
     22,100   WELLPOINT INCORPORATED+                                 1,675,622

                                                                      4,675,894
                                                                   ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED HEALTH SCIENCES FUND
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 15.99%
      5,700   AFFYMETRIX INCORPORATED+                             $    263,511
     14,460   BAXTER INTERNATIONAL INCORPORATED                         576,520
      4,600   C.R. BARD INCORPORATED                                    303,738
      5,820   FISHER SCIENTIFIC INTERNATIONAL INCORPORATED+             361,131
      6,870   INAMED CORPORATION+                                       519,922
     27,810   MEDTRONIC INCORPORATED                                  1,491,172
     19,290   ST. JUDE MEDICAL INCORPORATED+                            902,772

                                                                      4,418,766
                                                                   ------------

MISCELLANEOUS MANUFACTURING INDUSTRIES - 4.15%
     18,120   JOHNSON & JOHNSON                                       1,146,633
                                                                   ------------

WHOLESALE TRADE NON-DURABLE GOODS - 3.14%
     15,800   MEDCO HEALTH SOLUTIONS INCORPORATED+                      866,314
                                                                   ------------

WHOLESALE TRADE-DURABLE GOODS - 1.14%
     11,760   CYTYC CORPORATION+                                        315,756
                                                                   ------------

TOTAL COMMON STOCKS (COST $24,738,076)                               26,131,680
                                                                   ------------

SHORT-TERM INVESTMENTS - 4.44%

MUTUAL FUND - 4.44%
1,227,667   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~++               1,227,667
                                                                   ------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,227,667)                        1,227,667
                                                                   ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $25,965,743)*                                    98.99%      $ 27,359,347
OTHER ASSETS AND LIABILITIES, NET                       1.01            272,417
                                                      ------       ------------
TOTAL NET ASSETS                                      100.00%      $ 27,631,764
                                                      ======       ============

+     NON-INCOME EARNING SECURITIES.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $1,227,667.

# ALL OR PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $26,230,196 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

         GROSS UNREALIZED APPRECIATION                     $ 1,836,188
         GROSS UNREALIZED DEPRECIATION                        (707,037)
                                                           -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)           $ 1,129,151

                                                   STRIKE PRICE/
CONTRACTS                                        EXPIRATION DATE

WRITTEN OPTIONS - (0.02%)
     (40)   CAREMARK RX INCORPORATED CALL       $ 55  03/18/2006         (6,000)

TOTAL WRITTEN OPTIONS
(PREMIUMS RECEIVED $(5,280))                                             (6,000)
                                                                   ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

COMMON STOCKS - 90.10%

BUSINESS SERVICES - 35.30%
    117,260   ACTIVISION INCORPORATED+                             $  2,397,967
        530   AMAZON.COM INCORPORATED+<<                                 24,009
     75,410   AMDOCS LIMITED+                                         2,091,119
    263,920   AUTODESK INCORPORATED+                                 12,256,445
     69,820   CERNER CORPORATION+<<                                   6,069,453
     31,290   CHECKFREE CORPORATION+                                  1,183,388
     47,910   COGNIZANT TECHNOLOGY SOLUTIONS CORPORATION+<<           2,232,127
     31,880   COGNOS INCORPORATED+<<                                  1,241,088
     58,090   CTRIP.COM INTERNATIONAL ADR+<<                          3,722,407
     56,700   F5 NETWORKS INCORPORATED+<<                             2,464,749
     25,400   GOOGLE INCORPORATED CLASS A+#                           8,038,084
     32,070   INTUIT INCORPORATED+                                    1,437,057
      1,020   JUNIPER NETWORKS INCORPORATED+<<                           24,266
     35,800   MCAFEE INCORPORATED+                                    1,124,836
        580   MERCURY INTERACTIVE CORPORATION+                           22,968
     88,800   MICROSOFT CORPORATION                                   2,284,824
        510   NAVTEQ CORPORATION+                                        25,475
     75,000   NCR CORPORATION+#                                       2,393,250
     42,900   NETEASE.COM INCORPORATED ADR+<<                         3,861,429
      1,710   ORACLE CORPORATION+                                        21,187
     73,470   PIXAR+                                                  3,270,150
    794,000   RED HAT INCORPORATED+<<                                16,824,860
     15,600   SALESFORCE.COM INCORPORATED+                              360,672
        760   SHANDA INTERACTIVE ENTERTAINMENT LIMITED+<<                20,558
      1,070   SYMANTEC CORPORATION+                                      24,246
     71,750   TELVENT GIT SA+                                           788,532
    480,000   TIBCO SOFTWARE INCORPORATED+                            4,012,800
    271,520   VERISIGN INCORPORATED+                                  5,802,382
     34,950   YAHOO! INCORPORATED+                                    1,182,708

                                                                     85,203,036
                                                                   ------------

COMMUNICATIONS - 3.02%
     11,620   HOMESTORE.COM INCORPORATED+                                50,547
     82,780   NEXTEL PARTNERS INCORPORATED CLASS A+                   2,077,778
  2,800,000   TENCENT HOLDINGS LIMITED+                               3,392,911
     57,840   USEN CORPORATION                                        1,500,518
      7,400   XM SATELLITE RADIO HOLDINGS INCORPORATED+<<               265,734

                                                                      7,287,488
                                                                   ------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT - 26.14%
    105,100   ADC TELECOMMUNICATIONS INCORPORATED+<<                  2,402,586
    279,000   ADVANCED MICRO DEVICES INCORPORATED+                    7,030,800
    194,450   BROADCOM CORPORATION CLASS A+                           9,121,649
  6,252,000   CHARTERED SEMICONDUCTOR MANUFACTURING LIMITED+          4,249,165
     46,230   COMVERSE TECHNOLOGY INCORPORATED+                       1,214,462
    126,600   CYPRESS SEMICONDUCTOR+<<                                1,905,330

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------
SHARES        SECURITY NAME                                           VALUE

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT(CONTINUED)
     34,370   FREESCALE SEMICONDUCTOR INCORPORATED+                $    804,602
     20,540   FREESCALE SEMICONDUCTOR INCORPORATED CLASS B+             484,333
      1,710   INTEL CORPORATION                                          42,152
    117,530   MARVELL TECHNOLOGY GROUP LIMITED+#                      5,419,308
    424,910   MOTOROLA INCORPORATED                                   9,386,262
    272,000   NATIONAL SEMICONDUCTOR CORPORATION<<                    7,153,600
    192,000   NETWORK APPLIANCE INCORPORATED+                         4,558,080
      1,010   NINTENDO COMPANY LIMITED                                  117,798
      1,450   QUALCOMM INCORPORATED                                      64,888
      2,030   SAMSUNG ELECTRONICS COMPANY LIMITED                     1,143,881
     42,900   SAMSUNG SDI COMPANY LIMITED                             4,460,613
     49,670   TELEFONAKTIEBOLAGET LM ERICSSON ADR+<<                  1,829,843
     50,390   TEXAS INSTRUMENTS INCORPORATED                          1,708,221

                                                                     63,097,573
                                                                   ------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED
SERVICES - 0.14%
     62,080   GREENFIELD ONLINE INCORPORATED+<<                         337,715
                                                                   ------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 16.33%
    181,000   APPLE COMPUTER INCORPORATED+                            9,703,410
     25,840   BAKER HUGHES INCORPORATED                               1,542,131
     16,370   COOPER CAMERON CORPORATION+<<                           1,210,234
        540   EMC CORPORATION+                                            6,988
     28,840   GRANT PRIDECO INCORPORATED+                             1,172,346
    361,000   HEWLETT-PACKARD COMPANY                                10,541,200
      8,640   NATIONAL-OILWELL INCORPORATED+                            568,512
    295,430   SANDISK CORPORATION+<<                                 14,254,497
     12,070   SMITH INTERNATIONAL INCORPORATED                          402,052
        350   TREND MICRO INCORPORATED                                   11,069

                                                                     39,412,439
                                                                   ------------

INSURANCE CARRIERS - 1.80%
     57,110   WELLPOINT INCORPORATED+                                 4,330,080
                                                                   ------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS - 0.26%
     13,440   AFFYMETRIX INCORPORATED+<<                                621,331
        180   ENERGY CONVERSION DEVICES INCORPORATED+<<                   8,079

                                                                        629,410
                                                                   ------------

MOTION PICTURES - 0.00%

        260   DREAMWORKS ANIMATION SKG INCORPORATED+                      7,192
                                                                   ------------

OIL & GAS EXTRACTION - 4.93%
     18,700   DIAMOND OFFSHORE DRILLING INCORPORATED<<                1,145,375
     44,890   ENSCO INTERNATIONAL INCORPORATED                        2,091,425
     20,240   GLOBALSANTAFE CORPORATION                                 923,349
     58,060   HALLIBURTON COMPANY                                     3,978,271
     11,300   NABORS INDUSTRIES LIMITED+                                811,679
     27,540   PATTERSON-UTI ENERGY INCORPORATED                         993,643

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                  VALUE
OIL & GAS EXTRACTION (CONTINUED)
     15,390   SCHLUMBERGER LIMITED                                                       $  1,298,608
      9,460   WEATHERFORD INTERNATIONAL LIMITED+                                              649,524

                                                                                           11,891,874
                                                                                         ------------

PETROLEUM REFINING & RELATED INDUSTRIES - 0.50%
     10,640   VALERO ENERGY CORPORATION                                                     1,202,958
                                                                                         ------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS - 1.67%
    208,000   CORNING INCORPORATED+                                                         4,020,640
                                                                                         ------------

TRANSPORTATION EQUIPMENT - 0.01%
        460   UNITED TECHNOLOGIES CORPORATION                                                  23,846
                                                                                         ------------

TOTAL COMMON STOCKS (COST $186,883,458)                                                   217,444,251
                                                                                         ------------

CONTRACTS                                              STRIKE PRICE  EXPIRATION DATE
OPTIONS - 1.24%
      4,450   HEWLETT-PACKARD CORPORATION CALL+           $ 25.00      01/20/2007           2,848,000
        130   MICROSOFT CORPORATION CALL+                   27.00      01/20/2007              23,400
        294   NCR CORPORATION NOVEMBER PUT+                 30.00      11/19/2005              17,640
        294   NCR CORPORATION NOVEMBER PUT+                 35.00      11/19/2005              97,020

TOTAL OPTIONS (PREMIUMS PAID $2,361,486)                                                    2,986,060
                                                                                         ------------
COLLATERAL FOR SECURITIES LENDING - 15.86%

SHARES        SECURITY NAME
COLLATERAL INVESTED IN MONEY MARKET FUNDS - 0.67%
    684,715   SCUDDER DAILY ASSETS MONEY MARKET FUND                                          684,714
    929,936   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND                                 929,936

                                                                                            1,614,650
                                                                                         ------------

PRINCIPAL                                             INTEREST RATE    MATURITY DATE
COLLATERAL INVESTED IN OTHER ASSETS - 15.19%
$12,300,000   BEAR STEARNS INTERNATIONAL REPURCHASE
              AGREEMENT (MATURITY VALUE $12,304,089)       3.99%         10/03/2005        12,300,000
 24,360,000   MORGAN STANLEY REPURCHASE AGREEMENT
              (MATURITY VALUE $24,367,714)                 3.80          10/03/2005        24,360,000

                                                                                           36,660,000
                                                                                         ------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $38,274,650)                                 38,274,650
                                                                                         ------------
SHARES        SECURITY NAME

RIGHTS - 0.00%
     30,500   SEAGATE TECHNOLOGY RIGHTS+(A)                                                         0

TOTAL RIGHTS (COST $0)                                                                              0
                                                                                         ------------

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

SHARES        SECURITY NAME                                                                  VALUE
SHORT-TERM INVESTMENTS - 8.76%

MUTUAL FUND - 8.76%
 21,175,098   WELLS FARGO ADVANTAGE MONEY MARKET TRUST++~                                $ 21,175,098
                                                                                         ------------

TOTAL SHORT-TERM INVESTMENTS (COST $21,175,098)                                            21,175,098
                                                                                         ------------

TOTAL INVESTMENTS IN SECURITIES
(COST $248,694,691)*                                           115.96%                   $279,880,059
OTHER ASSETS AND LIABILITIES, NET                              (15.96)                    (38,527,334)
                                                               ------                    ------------
TOTAL NET ASSETS                                               100.00%                   $241,352,725
                                                               ======                    ============

+     NON-INCOME EARNING SECURITIES.

++    SECURITY OF AN AFFILIATE OF THE FUND WITH A COST OF $21,175,098.

~ THIS WELLS FARGO ADVANTAGE FUND INVESTS CASH BALANCES THAT IT RETAINS FOR LIQUIDITY PURPOSES IN A WELLS FARGO ADVANTAGE MONEY MARKET FUND. THE FUND DOES NOT PAY AN INVESTMENT ADVISORY FEE FOR SUCH INVESTMENTS.

<<    ALL OR A PORTION OF THIS SECURITY IS ON LOAN. (SEE NOTE 2)

(A)   SECURITY FAIR VALUED IN ACCORDANCE WITH THE BOARD OF TRUSTEES.

# ALL OR PORTION OF THIS SECURITY IS SEGREGATED AS COLLATERAL FOR DERIVATIVE INVESTMENTS. (SEE NOTE 2)

* COST FOR FEDERAL INCOME TAX PURPOSES IS $250,346,038 AND NET UNREALIZED APPRECIATION (DEPRECIATION) CONSISTS OF:

           GROSS UNREALIZED APPRECIATION                   $35,512,569
           GROSS UNREALIZED DEPRECIATION                    (5,978,548)
                                                           -----------
      NET UNREALIZED APPRECIATION (DEPRECIATION)           $29,534,021

CONTRACTS                                             STRIKE PRICE/EXPIRATION DATE
WRITTEN OPTIONS - (0.27%)
      (710)   EBAY INCORPORATED PUT+                    $ 27.50         01/21/2006            (10,650)
      (131)   GOOGLE INCORPORATED CLASS A CALL+          320.00         12/17/2005           (229,250)
    (1,060)   MARVELL TECHNOLOGY GROUP LIMITED
              CALL+                                       45.00         11/19/2005           (318,000)
      (294)   NCR CORPORATION NOVEMBER CALL+              30.00         11/19/2005            (76,440)
      (294)   NCR CORPORATION NOVEMBER CALL+              35.00         11/19/2005            (10,290)

TOTAL WRITTEN OPTIONS (PREMIUMS RECEIVED $(930,909))                                         (644,630)
                                                                                         ------------

SHARES        SECURITY NAME
SCHEDULE OF INVESTMENTS SOLD SHORT
  (207,920)   WESTERN DIGITAL CORPORATION+                                                 (2,688,406)
   (31,100)   SCIENTIFIC-ATLANTA INCORPORATED                                              (1,166,560)
  (130,300)   SEMICONDUCTOR HOLDERS TRUST+                                                 (4,813,282)
   (76,000)   DELL INCORPORATED+                                                           (2,599,200)
   (91,300)   NASDAQ-100 INDEX TRACKING STOCK+                                             (3,602,698)

TOTAL SHORT SALES (TOTAL PROCEEDS $(14,951,073))                                          (14,870,146)
                                                                                         ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

                                                                                       SPECIALIZED    SPECIALIZED     SPECIALIZED
                                                                                         FINANCIAL         HEALTH      TECHNOLOGY
                                                                                     SERVICES FUND  SCIENCES FUND            FUND
---------------------------------------------------------------------------------------------------------------------------------
ASSETS

INVESTMENTS:
  IN SECURITIES, AT MARKET VALUE ..................................................  $ 376,527,481  $  26,131,680   $ 220,430,311
  COLLATERAL FOR SECURITIES LOANED (NOTE 2) .......................................              0              0      38,274,650
  INVESTMENTS IN AFFILIATES .......................................................              0      1,227,667      21,175,098
                                                                                     -------------  -------------   -------------
TOTAL INVESTMENTS AT MARKET VALUE (SEE COST BELOW) ................................    376,527,481     27,359,347     279,880,059
                                                                                     -------------  -------------   -------------
  CASH ............................................................................         51,844        150,000       2,396,562
  RECEIVABLE FOR FUND SHARES ISSUED ...............................................          9,120          2,647          74,969
  RECEIVABLE FOR INVESTMENTS SOLD .................................................              0        271,885       3,666,085
  DEPOSITS WITH BROKERS FOR SECURITIES SOLD SHORT .................................              0              0      14,951,073
  RECEIVABLES FOR DIVIDENDS AND INTEREST ..........................................        787,344         24,511          82,381
                                                                                     -------------  -------------   -------------
TOTAL ASSETS ......................................................................    377,375,789     27,808,390     301,051,129
                                                                                     -------------  -------------   -------------

LIABILITIES
  OPTION WRITTEN, AT VALUE ........................................................              0          6,000         644,630
  SECURITIES SOLD SHORT, AT FAIR VALUE ............................................              0              0      14,870,146
  PAYABLE FOR FUND SHARES REDEEMED ................................................        913,451        109,840         271,791
  PAYABLE FOR INVESTMENTS PURCHASED ...............................................              0          7,000       5,282,409
  PAYABLE TO INVESTMENT ADVISOR AND AFFILIATES (NOTE 3) ...........................        359,235         35,988         300,425
  PAYABLE TO THE TRUSTEES AND SHAREHOLDER SERVICING AGENT .........................         85,350          6,936          51,530
  PAYABLE FOR SECURITIES LOANED (NOTE 2) ..........................................              0              0      38,274,650
  ACCRUED EXPENSES AND OTHER LIABILITIES ..........................................        177,046         10,862           2,823
                                                                                     -------------  -------------   -------------
TOTAL LIABILITIES .................................................................      1,535,082        176,626      59,698,404
                                                                                     -------------  -------------   -------------
TOTAL NET ASSETS ..................................................................  $ 375,840,707  $  27,631,764   $ 241,352,725
                                                                                     =============  =============   =============

NET ASSETS CONSIST OF:
---------------------------------------------------------------------------------------------------------------------------------
  PAID-IN CAPITAL .................................................................  $ 296,791,850  $  26,211,235   $ 416,706,336
  UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) ......................................              0              0               0
  UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON INVESTMENTS ...........................     14,017,343         28,585    (206,906,105)
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS, FOREIGN CURRENCIES
    AND TRANSLATION OF ASSETS AND LIABILITIES DENOMINATED IN FOREIGN CURRENCIES ...     65,031,514      1,392,664      31,185,288
  NET UNREALIZED APPRECIATION (DEPRECIATION) OF OPTIONS, SWAP AGREEMENTS,
    AND SHORT SALES ...............................................................              0           (720)        367,206
                                                                                     -------------  -------------   -------------
TOTAL NET ASSETS ..................................................................  $ 375,840,707  $  27,631,764   $ 241,352,725
                                                                                     -------------  -------------   -------------

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE (1)
---------------------------------------------------------------------------------------------------------------------------------
  NET ASSETS - CLASS A ............................................................  $ 369,431,506  $  11,218,813   $ 114,232,183
  SHARES OUTSTANDING - CLASS A ....................................................     99,834,683        988,827      21,917,611
  NET ASSET VALUE PER SHARE - CLASS A .............................................  $        3.70  $       11.35   $        5.21
  MAXIMUM OFFERING PRICE PER SHARE - CLASS A(2) ...................................  $        3.93  $       12.04   $        5.53
  NET ASSETS - CLASS B ............................................................  $   5,220,132  $  14,913,392   $  29,180,371
  SHARES OUTSTANDING - CLASS B ....................................................      1,414,183      1,360,980       5,817,016
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS B ..........................  $        3.69  $       10.96   $        5.02
  NET ASSETS - CLASS C ............................................................  $   1,189,069  $   1,499,559   $   5,707,336
  SHARES OUTSTANDING - CLASS C ....................................................        323,937        136,709       1,140,219
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS C ..........................  $        3.67  $       10.97   $        5.01
  NET ASSETS - CLASS Z ............................................................            N/A            N/A   $  92,232,835
  SHARES OUTSTANDING - CLASS Z ....................................................            N/A            N/A      17,709,453
  NET ASSET VALUE AND OFFERING PRICE PER SHARE - CLASS Z ..........................            N/A            N/A   $        5.21
                                                                                     -------------  -------------   -------------
INVESTMENTS AT COST (NOTE 3) ......................................................  $ 311,495,967  $  25,965,743   $ 248,694,691
                                                                                     =============  =============   =============
SECURITIES ON LOAN, AT MARKET VALUE (NOTE 2) ......................................  $           0  $           0   $  38,057,212
                                                                                     =============  =============   =============
PROCEEDS FOR SECURITIES SOLD SHORT (NOTE 2) .......................................  $           0  $           0   $  14,951,073
                                                                                     =============  =============   =============
PREMIUMS RECEIVED ON WRITTEN OPTIONS (NOTE 2) .....................................  $           0  $       5,280   $     930,909
                                                                                     =============  =============   =============

(1)   EACH FUND HAS AN UNLIMITED NUMBER OF AUTHORIZED SHARES.

(2) MAXIMUM OFFERING PRICE IS COMPUTED AS 100/94.25 OF NET ASSET VALUE. ON INVESTMENT OF $50,000 OR MORE, THE OFFERING PRICE IS REDUCED.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF OPERATIONS -- FOR THE YEAR ENDED SEPTEMBER 30, 2005

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                                                       SPECIALIZED     SPECIALIZED    SPECIALIZED
                                                                                         FINANCIAL          HEALTH     TECHNOLOGY
                                                                                     SERVICES FUND   SCIENCES FUND           FUND
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  DIVIDENDS(1) ...................................................................   $  10,653,726   $     362,161   $    451,308
  INTEREST .......................................................................         192,510               0         68,433
  INCOME FROM AFFILIATED SECURITIES ..............................................               0          14,233        167,601
  SECURITIES LENDING INCOME, NET .................................................           5,582           1,166        180,185
                                                                                     -------------   -------------   ------------
TOTAL INVESTMENT INCOME ..........................................................      10,851,818         377,560        867,527
                                                                                     -------------   -------------   ------------

EXPENSES
  ADVISORY FEES ..................................................................       4,134,785         288,092      2,003,857
  ADMINISTRATION FEES
    FUND LEVEL ...................................................................         217,620          15,163         95,422
    CLASS A ......................................................................       1,193,067          34,105        314,375
    CLASS B ......................................................................          21,298          45,365         82,918
    CLASS C ......................................................................           4,308           5,441         16,840
    CLASS Z ......................................................................             N/A             N/A        193,224
  CUSTODY FEES ...................................................................          87,048          21,228        132,290
  SHAREHOLDER SERVICING FEES (NOTE 3) ............................................       1,088,102          75,814        477,109
  ACCOUNTING FEES ................................................................          43,016          22,705         36,151
  DISTRIBUTION FEES (NOTE 3)
    CLASS B ......................................................................          57,048         121,513        222,102
    CLASS C ......................................................................          11,540          14,574         45,108
  PROFESSIONAL FEES ..............................................................          18,922          13,873         15,986
  REGISTRATION FEES ..............................................................           4,099          39,969         37,236
  SHAREHOLDER REPORTS ............................................................          50,275          22,753         55,300
  TRUSTEES' FEES .................................................................           6,837           7,039          7,260
  DIVIDENDS ON SECURITIES SOLD SHORT .............................................               0               0          7,044
  OTHER FEES AND EXPENSES ........................................................           2,113           2,300         14,808
                                                                                     -------------   -------------   ------------
TOTAL EXPENSES ...................................................................       6,940,078         729,934      3,757,030
                                                                                     -------------   -------------   ------------

LESS:
  WAIVED FEES AND REIMBURSED EXPENSES (NOTE 3) ...................................        (995,562)        (93,412)       (77,859)
  NET EXPENSES ...................................................................       5,944,516         636,522      3,679,171
                                                                                     -------------   -------------   ------------
NET INVESTMENT INCOME (LOSS) .....................................................       4,907,302        (258,962)    (2,811,644)
                                                                                     -------------   -------------   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
---------------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAIN (LOSS) FROM:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ................      16,865,924         743,997     37,537,877
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........................               0           9,431     (3,302,073)
                                                                                     -------------   -------------   ------------
NET REALIZED GAIN (LOSS) FROM INVESTMENTS ........................................      16,865,924         753,428     34,235,804
                                                                                     -------------   -------------   ------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
  SECURITIES, FOREIGN CURRENCIES AND FOREIGN CURRENCY TRANSLATION ................       1,115,269       1,812,438     20,608,221
  OPTIONS, SWAP AGREEMENTS AND SHORT SALE TRANSACTIONS ...........................               0            (720)        91,505
                                                                                     -------------   -------------   ------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ..............       1,115,269       1,811,718     20,699,726
                                                                                     -------------   -------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ...........................      17,981,193       2,565,146     54,935,530
                                                                                     -------------   -------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................   $  22,888,495   $   2,306,184   $ 52,123,886
                                                                                     =============   =============   ============

  (1) NET OF FOREIGN WITHHOLDING TAXES OF ........................................   $       3,303   $      14,224   $     23,971

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                      SPECIALIZED
                                                                                                FINANCIAL SERVICES FUND
                                                                                        ---------------------------------------
                                                                                                   FOR THE              FOR THE
                                                                                                YEAR ENDED           YEAR ENDED
                                                                                        SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ...............................................................  $      493,651,523   $      534,868,373

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .......................................................           4,907,302            3,666,968
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................          16,865,924           52,856,927
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................           1,115,269            1,834,539
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................          22,888,495           58,358,434
                                                                                        ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ..........................................................................          (4,881,244)          (3,565,380)
    CLASS B ..........................................................................             (11,451)                   0
    CLASS C ..........................................................................              (4,331)                (663)
    CLASS Z ..........................................................................                 N/A                  N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ..........................................................................         (34,065,237)         (97,627,103)
    CLASS B ..........................................................................            (683,262)          (3,561,855)
    CLASS C ..........................................................................            (137,845)            (390,033)
    CLASS Z ..........................................................................                 N/A                  N/A
                                                                                        ------------------   ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................................         (39,783,370)        (105,145,034)
                                                                                        ------------------   ------------------

CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ................................................          13,717,285           30,592,379
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................................          34,900,891           88,714,507
  COST OF SHARES REDEEMED - CLASS A ..................................................        (143,861,887)        (105,433,261)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS A ............................................................................         (95,243,711)          13,873,625
                                                                                        ------------------   ------------------
  PROCEEDS FROM SHARES SOLD - CLASS B ................................................             452,998              940,133
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................................             628,128            3,261,292
  COST OF SHARES REDEEMED - CLASS B ..................................................          (6,151,286)         (12,622,515)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS B ............................................................................          (5,070,160)          (8,421,090)
                                                                                        ------------------   ------------------
  PROCEEDS FROM SHARES SOLD - CLASS C ................................................             100,751              291,874
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................................             114,160              328,271
  COST OF SHARES REDEEMED - CLASS C ..................................................            (816,981)            (502,930)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS C ............................................................................            (602,070)             117,215
                                                                                        ------------------   ------------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ................................................                 N/A                  N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ............................................                 N/A                  N/A
  COST OF SHARES REDEEMED - CLASS Z ..................................................                 N/A                  N/A
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS Z ............................................................................                 N/A                  N/A
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  TOTAL ..............................................................................        (100,915,941)           5,569,750
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................        (117,810,816)         (41,216,850)
                                                                                        ==================   ==================
ENDING NET ASSETS ....................................................................  $      375,840,707   $      493,651,523
                                                                                        ==================   ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS        WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                                                            SPECIALIZED HEALTH SCIENCES FUND
                                                                                        ---------------------------------------
                                                                                                   FOR THE              FOR THE
                                                                                                YEAR ENDED           YEAR ENDED
                                                                                        SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ...............................................................  $       32,279,696   $       32,278,535

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .......................................................            (258,962)            (449,319)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................             753,428            7,377,089
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................           1,811,718           (3,837,308)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................           2,306,184            3,090,462
                                                                                        ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ..........................................................................                (211)                   0
    CLASS B ..........................................................................                   0                    0
    CLASS C ..........................................................................                   0                    0
    CLASS Z ..........................................................................                 N/A                  N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ..........................................................................             (26,495)                   0
    CLASS B ..........................................................................             (36,166)                   0
    CLASS C ..........................................................................              (4,769)                   0
    CLASS Z ..........................................................................                 N/A                  N/A
                                                                                        ------------------   ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................................             (67,641)                   0
                                                                                        ------------------   ------------------

CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ................................................           2,133,288            2,726,838
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................................              25,169                    0
  COST OF SHARES REDEEMED - CLASS A ..................................................          (4,789,248)          (3,904,415)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS A ............................................................................          (2,630,791)          (1,177,577)
                                                                                        ------------------   ------------------
  PROCEEDS FROM SHARES SOLD - CLASS B ................................................             283,381            1,219,265
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................................              36,256                    0
  COST OF SHARES REDEEMED - CLASS B ..................................................          (3,682,753)          (2,834,555)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS B ............................................................................          (3,363,116)          (1,615,290)
                                                                                        ------------------   ------------------
  PROCEEDS FROM SHARES SOLD - CLASS C ................................................              66,973              269,583
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................................               4,198                    0
  COST OF SHARES REDEEMED - CLASS C ..................................................            (963,739)            (566,017)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS C ............................................................................            (892,568)            (296,434)
                                                                                        ------------------   ------------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ................................................                 N/A                  N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ............................................                 N/A                  N/A
  COST OF SHARES REDEEMED - CLASS Z ..................................................                 N/A                  N/A
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS Z ............................................................................                 N/A                  N/A
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  TOTAL ..............................................................................          (6,886,475)          (3,089,301)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................          (4,647,932)               1,161
                                                                                        ==================   ==================
ENDING NET ASSETS ....................................................................  $       27,631,764   $       32,279,696
                                                                                        ==================   ==================

                                                                                              SPECIALIZED TECHNOLOGY FUND
                                                                                        ---------------------------------------
                                                                                                   FOR THE              FOR THE
                                                                                                YEAR ENDED           YEAR ENDED
                                                                                        SEPTEMBER 30, 2005   SEPTEMBER 30, 2004
--------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
  BEGINNING NET ASSETS ...............................................................  $      138,469,918   $      149,563,405

OPERATIONS:
  NET INVESTMENT INCOME (LOSS) .......................................................          (2,811,644)          (2,507,281)
  NET REALIZED GAIN (LOSS) ON INVESTMENTS ............................................          34,235,804           21,073,396
  NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS ................          20,699,726          (11,092,162)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ......................          52,123,886            7,473,953
                                                                                        ------------------   ------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  NET INVESTMENT INCOME
    CLASS A ..........................................................................                   0                    0
    CLASS B ..........................................................................                   0                    0
    CLASS C ..........................................................................                   0                    0
    CLASS Z ..........................................................................                   0                  N/A
  NET REALIZED GAIN ON SALES OF INVESTMENTS
    CLASS A ..........................................................................                   0                    0
    CLASS B ..........................................................................                   0                    0
    CLASS C ..........................................................................                   0                    0
    CLASS Z ..........................................................................                   0                  N/A
                                                                                        ------------------   ------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..................................................                   0                    0
                                                                                        ------------------   ------------------

CAPITAL SHARES TRANSACTIONS:
  PROCEEDS FROM SHARES SOLD - CLASS A ................................................          31,248,260           21,842,996
  REINVESTMENT OF DISTRIBUTIONS - CLASS A ............................................                   0                    0
  COST OF SHARES REDEEMED - CLASS A ..................................................         (46,763,848)         (34,249,853)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS A ............................................................................         (15,515,588)         (12,406,857)
                                                                                        ------------------   ------------------
  PROCEEDS FROM SHARES SOLD - CLASS B ................................................             845,432            1,711,178
  REINVESTMENT OF DISTRIBUTIONS - CLASS B ............................................               1,187                    0
  COST OF SHARES REDEEMED - CLASS B ..................................................          (6,895,633)          (6,236,082)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS B ............................................................................          (6,049,014)          (4,524,904)
                                                                                        ------------------   ------------------
  PROCEEDS FROM SHARES SOLD - CLASS C ................................................             740,354              748,996
  REINVESTMENT OF DISTRIBUTIONS - CLASS C ............................................                   0                    0
  COST OF SHARES REDEEMED - CLASS C ..................................................          (2,118,237)          (2,384,675)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS C ............................................................................          (1,377,883)          (1,635,679)
                                                                                        ------------------   ------------------
  PROCEEDS FROM SHARES SOLD - CLASS Z ................................................          86,304,568                  N/A
  REINVESTMENT OF DISTRIBUTIONS - CLASS Z ............................................                   0                  N/A
  COST OF SHARES REDEEMED - CLASS Z ..................................................         (12,603,162)                 N/A
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  CLASS Z ............................................................................          73,701,406                  N/A
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS -
  TOTAL ..............................................................................          50,758,921          (18,567,440)
                                                                                        ------------------   ------------------
NET INCREASE (DECREASE) IN NET ASSETS ................................................         102,882,807          (11,093,487)
                                                                                        ==================   ==================
ENDING NET ASSETS ....................................................................  $      241,352,725   $      138,469,918
                                                                                        ==================   ==================

WELLS FARGO ADVANTAGE SPECIALTY FUNDS        STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                             SPECIALIZED
                                                                                       FINANCIAL SERVICES FUND
                                                                              -----------------------------------------
                                                                                         FOR THE                FOR THE
                                                                                      YEAR ENDED             YEAR ENDED
                                                                              SEPTEMBER 30, 2005     SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................             3,705,906              7,773,542
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............             9,385,092             23,702,325
   SHARES REDEEMED - CLASS A .............................................           (38,782,910)           (26,336,936)
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................           (25,691,912)             5,138,931
                                                                              ------------------     ------------------
   SHARES SOLD - CLASS B .................................................               123,200                236,698
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............               169,351                876,691
   SHARES REDEEMED - CLASS B .............................................            (1,658,553)            (3,153,897)
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................            (1,366,002)            (2,040,508)
                                                                              ------------------     ------------------
   SHARES SOLD - CLASS C .................................................                27,395                 71,741
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............                30,951                 88,480
   SHARES REDEEMED - CLASS C .............................................              (222,980)              (129,495)
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................              (164,634)                30,726
                                                                              ------------------     ------------------
   SHARES SOLD - CLASS Z .................................................                   N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............                   N/A                    N/A
   SHARES REDEEMED - CLASS Z .............................................                   N/A                    N/A
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................                   N/A                    N/A
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
   SHARE TRANSACTIONS ....................................................           (27,222,548)             3,129,149
                                                                              ------------------     ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............    $                0     $          100,925
                                                                              ==================     ==================

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS        WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                                                   SPECIALIZED HEALTH SCIENCES FUND
                                                                              -----------------------------------------
                                                                                         FOR THE                FOR THE
                                                                                      YEAR ENDED             YEAR ENDED
                                                                              SEPTEMBER 30, 2005     SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................               194,302                258,297
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............                 2,269                      0
   SHARES REDEEMED - CLASS A .............................................              (436,952)              (376,273)
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................              (240,381)              (117,976)
                                                                              ------------------     ------------------
   SHARES SOLD - CLASS B .................................................                26,728                117,978
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............                 3,372                      0
   SHARES REDEEMED - CLASS B .............................................              (348,003)              (278,215)
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................              (317,903)              (160,237)
                                                                              ------------------     ------------------
   SHARES SOLD - CLASS C .................................................                 6,238                 26,222
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............                   390                      0
   SHARES REDEEMED - CLASS C .............................................               (89,913)               (55,182)
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................               (83,285)               (28,960)
                                                                              ------------------     ------------------
   SHARES SOLD - CLASS Z .................................................                   N/A                    N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............                   N/A                    N/A
   SHARES REDEEMED - CLASS Z .............................................                   N/A                    N/A
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................                   N/A                    N/A
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .....................................................              (641,569)              (307,173)
                                                                              ------------------     ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............    $                0     $                0
                                                                              ==================     ==================

                                                                                     SPECIALIZED TECHNOLOGY FUND
                                                                              -----------------------------------------
                                                                                         FOR THE                FOR THE
                                                                                      YEAR ENDED             YEAR ENDED
                                                                              SEPTEMBER 30, 2005     SEPTEMBER 30, 2004
-----------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
   SHARES SOLD - CLASS A .................................................             6,667,756              5,079,894
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS A ..............                     0                      0
   SHARES REDEEMED - CLASS A .............................................            (9,931,637)            (8,039,336)
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS A ..................            (3,263,881)            (2,959,442)
                                                                              ------------------     ------------------
   SHARES SOLD - CLASS B .................................................               186,215                406,449
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS B ..............                   274                      0
   SHARES REDEEMED - CLASS B .............................................            (1,519,977)            (1,509,769)
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS B ..................            (1,333,488)            (1,103,320)
                                                                              ------------------     ------------------
   SHARES SOLD - CLASS C .................................................               161,873                176,809
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS C ..............                     0                      0
   SHARES REDEEMED - CLASS C .............................................              (468,435)              (572,088)
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS C ..................              (306,562)              (395,279)
                                                                              ------------------     ------------------
   SHARES SOLD - CLASS Z .................................................            21,598,387                    N/A
   SHARES ISSUED IN REINVESTMENT OF DISTRIBUTIONS - CLASS Z ..............                     0                    N/A
   SHARES REDEEMED - CLASS Z .............................................            (3,888,934)                   N/A
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING - CLASS Z ..................            17,709,453                    N/A
                                                                              ------------------     ------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL
  SHARE TRANSACTIONS .....................................................            12,805,522             (4,458,041)
                                                                              ------------------     ------------------
ENDING BALANCE OF UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) .............    $                0     $       (1,501,188)
                                                                              ==================     ==================

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                       NET REALIZED
                                                            BEGINNING          NET              AND   DISTRIBUTIONS   DISTRIBUTIONS
                                                            NET ASSET   INVESTMENT       UNREALIZED        FROM NET        FROM NET
                                                            VALUE PER       INCOME   GAIN (LOSS) ON      INVESTMENT        REALIZED
                                                                SHARE       (LOSS)      INVESTMENTS          INCOME           GAINS
------------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    3.83         0.04             0.16           (0.04)          (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    4.26         0.03             0.42           (0.03)          (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    3.71         0.03             0.56           (0.04)           0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ....................  $    5.38         0.04            (0.71)          (0.04)          (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 .....................  $    5.80         0.06            (0.24)          (0.06)          (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 .....................  $    5.21         0.08             0.96           (0.08)          (0.37)

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    3.82         0.01             0.16           (0.01)          (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    4.25        (0.01)            0.43            0.00           (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    3.71         0.00             0.56           (0.02)           0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ....................  $    5.38         0.00            (0.71)           0.00           (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 .....................  $    5.80         0.01            (0.24)          (0.01)          (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 .....................  $    5.21         0.03             0.96           (0.03)          (0.37)

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    3.80         0.01             0.16           (0.01)          (0.29)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    4.23        (0.00)            0.42            0.00           (0.85)
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    3.69         0.00             0.56           (0.02)           0.00
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ....................  $    5.37         0.00            (0.72)           0.00           (0.96)
JANUARY 1, 2001 TO DECEMBER 31, 2001 .....................  $    5.79         0.01            (0.24)          (0.01)          (0.18)
JANUARY 1, 2000 TO DECEMBER 31, 2000 .....................  $    5.20         0.02             0.96           (0.02)          (0.37)

SPECIALIZED HEALTH SCIENCES
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $   10.49        (0.01)            0.89            0.00           (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    9.51        (0.09)            1.07            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    7.81        (0.08)            1.78            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    9.70        (0.10)           (1.79)           0.00            0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ...................  $   10.00        (0.03)           (0.27)           0.00            0.00

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $   10.21        (0.16)            0.93            0.00           (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    9.32        (0.18)            1.07            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    7.72        (0.16)            1.76            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    9.66        (0.17)           (1.77)           0.00            0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ...................  $   10.00        (0.06)           (0.28)           0.00            0.00

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $   10.22        (0.23)            1.00            0.00           (0.02)
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    9.33        (0.19)            1.08            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    7.73        (0.16)            1.76            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    9.66        (0.18)           (1.75)           0.00            0.00
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 ...................  $   10.00        (0.06)           (0.28)           0.00            0.00

SPECIALIZED TECHNOLOGY
------------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    4.13        (0.07)            1.15            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    3.93        (0.07)            0.27            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    2.23         0.02             1.68            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    3.02        (0.06)           (0.73)           0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ....................  $   10.11        (0.02)           (7.07)           0.00            0.00

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    4.01        (0.12)            1.13            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    3.85        (0.10)            0.26            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    2.19        (0.06)            1.72            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    3.00        (0.08)           (0.73)           0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ....................  $   10.11        (0.06)           (7.05)           0.00            0.00

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ....................  $    4.00        (0.13)            1.14            0.00            0.00
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ....................  $    3.84        (0.10)            0.26            0.00            0.00
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ....................  $    2.19        (0.06)            1.71            0.00            0.00
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ....................  $    3.00        (0.08)           (0.73)           0.00            0.00
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ....................  $   10.11        (0.06)           (7.05)           0.00            0.00

CLASS Z
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 ..................  $    4.57        (0.03)            0.67            0.00            0.00

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS                       WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                      DISTRIBUTIONS      ENDING      RATIO TO AVERAGE NET ASSETS (ANNUALIZED)(1)
                                                       IN EXCESS OF   NET ASSET    -----------------------------------------------
                                                           REALIZED   VALUE PER    NET INVESTMENT      GROSS   EXPENSES        NET
                                                              GAINS       SHARE     INCOME (LOSS)   EXPENSES     WAIVED   EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES
----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           0.00   $     3.70             1.15%      1.58%     (0.23)%     1.35%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           0.00   $     3.83             0.71%      1.60%     (0.25)%     1.35%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............           0.00   $     4.26             0.82%      1.59%     (0.24)%     1.35%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..............           0.00   $     3.71             0.98%      1.46%     (0.12)%     1.34%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............           0.00   $     5.38             1.15%      1.25%      0.00%      1.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............           0.00   $     5.80             1.48%      1.25%      0.00%      1.25%

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           0.00   $     3.69             0.40%      2.33%     (0.23)%     2.10%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           0.00   $     3.82            (0.02)%     2.35%     (0.25)%     2.10%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............           0.00   $     4.25             0.07%      2.45%     (0.35)%     2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..............           0.00   $     3.71             0.17%      2.48%     (0.35)%     2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............           0.00   $     5.38             0.16%      2.25%      0.00%      2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............           0.00   $     5.80             0.50%      2.25%      0.00%      2.25%

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           0.00   $     3.67             0.40%      2.33%     (0.23)%     2.10%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           0.00   $     3.80            (0.04)%     2.35%     (0.25)%     2.10%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............           0.00   $     4.23             0.07%      2.55%     (0.45)%     2.10%
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..............           0.00   $     3.69             0.17%      2.74%     (0.61)%     2.13%
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............           0.00   $     5.37             0.16%      2.25%      0.00%      2.25%
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............           0.00   $     5.79             0.50%      2.25%      0.00%      2.25%

SPECIALIZED HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           0.00   $    11.35            (0.41)%     1.96%     (0.31)%     1.65%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           0.00   $    10.49            (0.87)%     1.84%     (0.19)%     1.65%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............           0.00   $     9.51            (1.02)%     2.25%     (0.60)%     1.65%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............           0.00   $     7.81            (1.07)%     1.92%     (0.27)%     1.65%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .............           0.00   $     9.70            (0.95)%     2.66%     (1.01)%     1.65%

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           0.00   $    10.96            (1.16)%     2.71%     (0.31)%     2.40%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           0.00   $    10.21            (1.62)%     2.59%     (0.19)%     2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............           0.00   $     9.32            (1.77)%     3.06%     (0.66)%     2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............           0.00   $     7.72            (1.82)%     2.87%     (0.47)%     2.40%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .............           0.00   $     9.66            (1.67)%     3.46%     (1.06)%     2.40%

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           0.00   $    10.97            (1.16)%     2.71%     (0.31)%     2.40%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           0.00   $    10.22            (1.63)%     2.59%     (0.19)%     2.40%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............           0.00   $     9.33            (1.77)%     3.18%     (0.78)%     2.40%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............           0.00   $     7.73            (1.82)%     3.03%     (0.63)%     2.40%
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .............           0.00   $     9.66            (1.71)%     3.99%     (1.59)%     2.40%

SPECIALIZED TECHNOLOGY
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           0.00   $     5.21            (1.33)%     1.80%     (0.05)%     1.75%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           0.00   $     4.13            (1.44)%     1.80%     (0.05)%     1.75%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............           0.00   $     3.93            (1.45)%     1.98%     (0.23)%     1.75%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............           0.00   $     2.23            (1.37)%     2.47%     (0.72)%     1.75%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............           0.00   $     3.02            (0.47)%     2.00%     (0.25)%     1.75%

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           0.00   $     5.02            (2.09)%     2.55%     (0.05)%     2.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           0.00   $     4.01            (2.19)%     2.55%     (0.05)%     2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............           0.00   $     3.85            (2.10)%     3.08%     (0.58)%     2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............           0.00   $     2.19            (2.12)%     3.46%     (0.96)%     2.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............           0.00   $     3.00            (1.24)%     2.72%     (0.22)%     2.50%

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           0.00   $     5.01            (2.09)%     2.55%     (0.05)%     2.50%
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           0.00   $     4.00            (2.19)%     2.54%     (0.04)%     2.50%
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............           0.00   $     3.84            (2.10)%     2.91%     (0.41)%     2.50%
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............           0.00   $     2.19            (2.12)%     3.16%     (0.66)%     2.50%
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............           0.00   $     3.00            (1.22)%     2.66%     (0.16)%     2.50%

CLASS Z
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 ............           0.00   $     5.21            (1.37)%     1.95%     (0.05)%     1.90%

                                                                       PORTFOLIO    NET ASSETS AT
                                                              TOTAL     TURNOVER    END OF PERIOD
                                                          RETURN(2)         RATE  (000'S OMITTED)
-------------------------------------------------------------------------------------------------
SPECIALIZED FINANCIAL SERVICES
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           5.34%          49%     $   369,432
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............          11.11%         221%     $   481,182
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............          16.12%         356%     $   512,466
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..............         (12.95)%        187%     $   509,614
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............          (2.90)%         11%     $   679,747
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............          21.00%          16%     $   780,213

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           4.32%          49%     $     5,220
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............          10.41%         221%     $    10,612
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............          15.21%         356%     $    20,465
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..............         (13.51)%        187%     $    20,986
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............          (3.90)%         11%     $    24,732
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............          19.80%          16%     $    26,965

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           4.46%          49%     $     1,189
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............          10.45%         221%     $     1,857
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............          15.30%         356%     $     1,937
JANUARY 1, 2002 TO SEPTEMBER 30, 2002 ..............         (13.77)%        187%     $     1,793
JANUARY 1, 2001 TO DECEMBER 31, 2001 ...............          (3.90)%         11%     $     2,071
JANUARY 1, 2000 TO DECEMBER 31, 2000 ...............          19.80%          16%     $     2,139

SPECIALIZED HEALTH SCIENCES
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           8.42%         200%     $    11,219
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............          10.30%         266%     $    12,891
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............          21.77%         150%     $    12,805
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         (19.48)%        138%     $    12,217
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .............          (3.00)%         48%     $    12,331

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           7.57%         200%     $    14,913
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           9.55%         266%     $    17,140
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............          20.73%         150%     $    17,150
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         (20.08)%        138%     $    15,576
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .............          (3.40)%         48%     $    16,320

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............           7.56%         200%     $     1,500
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           9.54%         266%     $     2,249
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............          20.70%         150%     $     2,323
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         (19.98)%        138%     $     2,051
APRIL 2, 2001(3) TO SEPTEMBER 30, 2001 .............          (3.40)%         48%     $     2,277

SPECIALIZED TECHNOLOGY
-------------------------------------------------------------------------------------------------
CLASS A
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............          26.15%         270%     $   114,233
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           5.09%         262%     $   104,033
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............          76.23%         276%     $   110,730
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         (26.16)%        388%     $    13,559
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............         (70.13)%        773%     $    22,946

CLASS B
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............          25.19%         270%     $    29,180
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           4.16%         262%     $    28,648
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............          75.80%         276%     $    31,758
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         (27.00)%        388%     $    20,949
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............         (70.33)%        773%     $    34,218

CLASS C
OCTOBER 1, 2004 TO SEPTEMBER 30, 2005 ..............          25.25%         270%     $     5,707
OCTOBER 1, 2003 TO SEPTEMBER 30, 2004 ..............           4.17%         262%     $     5,789
OCTOBER 1, 2002 TO SEPTEMBER 30, 2003 ..............          75.34%         276%     $     7,076
OCTOBER 1, 2001 TO SEPTEMBER 30, 2002 ..............         (27.00)%        388%     $     4,295
OCTOBER 1, 2000 TO SEPTEMBER 30, 2001 ..............         (70.33)%        773%     $     7,320

CLASS Z
APRIL 11, 2005(3) TO SEPTEMBER 30, 2005 ............          14.00%         270%     $    92,233

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              NOTES TO FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 3).

(2) Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

(3)   Commencement of operations.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

1. ORGANIZATION
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at September 30, 2005, was comprised of 108 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Specialized Financial Services Fund, Specialized Health Sciences Fund, and Specialized Technology Fund.

      Specialized Financial Services Fund is a diversified series of the Trust. The Specialized Health Sciences Fund and the Specialized Technology Fund are non-diversified series of the Trust.

      In September 2004, the Board of Trustees of the Trust and the Boards of Directors of the Strong Funds ("Strong Funds") approved an Agreement and Plan of Reorganization providing for the reorganization of certain Strong Funds into the Funds.

      Effective at the close of business on April 8, 2005, the following Acquiring Funds ("Acquiring Funds") acquired substantially all of the net assets of the following Target Funds ("Target Funds") through a tax-free exchange under section 368 of the Internal Revenue Code. The following is a summary of shares outstanding and net assets immediately before and after the reorganization:

                                                      BEFORE REORGANIZATION                 AFTER REORGANIZATION
                                         -----------------------------------------------    ---------------------
                                                           TARGET FUND   ACQUIRING FUND*
                                            TARGET FUND       Strong       Wells Fargo      Wells Fargo Advantage
                                          Strong Advisor    Technology     Specialized            Specilized
FUND                                     Technology Fund    100 Fund     Technology Fund       Technology Fund
Shares:

   CLASS A(1)                                101,209               N/A      23,156,233            23,408,102

   CLASS B                                    61,176               N/A       6,403,092             6,403,092

   CLASS C                                    17,070               N/A       1,333,084             1,333,084

   CLASS Z                                       N/A               N/A             N/A            19,982,571

   INVESTOR CLASS(2)                             N/A        21,063,747             N/A                   N/A

Net Assets:

   CLASS A(1)                                652,719               N/A     105,711,365           106,861,184

   CLASS B                                   388,934               N/A      28,235,865            28,235,865

   CLASS C                                   108,166               N/A       5,870,967             5,870,967

   CLASS Z                                       N/A               N/A             N/A            91,223,166

   INVESTOR CLASS(2)                             N/A        91,223,166             N/A                   N/A

Unrealized appreciation (depreciation)        15,382         6,691,307      12,655,444            19,362,133

Accumulated net realized losses              (41,022)        1,558,672      13,963,551            15,481,201

*     DESIGNATES THE ACCOUNTING SURVIVOR.

(1) EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 8, 2005, CLASS A, B AND C OF STRONG ADVISOR TECHNOLOGY FUND MERGED INTO CLASS A OF WELLS FARGO SPECIALIZED TECHNOLOGY FUND AND THEN THE FUND AND ITS CLASS WERE RENAMED THE WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND.

(2) EFFECTIVE AT THE CLOSE OF BUSINESS ON APRIL 8, 2005, INVESTOR CLASS OF STRONG TECHNOLOGY 100 FUND MERGED INTO CLASS Z OF WELLS FARGO ADVANTAGE SPECIALIZED TECHNOLOGY FUND.

      The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

      The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      Certain Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the Performance Highlights for those Funds. Such Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

      In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

      Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices.

      Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

      Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

      Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

      Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

      Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

      Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

      The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

      The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

      Net investment income, if any, is declared and distributed to shareholders annually, with the exception of the Specialized Financial Services Fund, for which net investment income, if any, is declared and distributed quarterly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

      For federal income tax purposes, a Fund may designate as capital gains dividends the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

      Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences

NOTES TO FINANCIAL STATEMENTS              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

      At September 30, 2005, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statement of Assets and Liabilities:

                                    Undistributed   Undistributed
                                   Net Investment   Net Realized      Paid-in
Fund                                   Income         Gain/Loss       Capital

SPECIALIZED FINANCIAL SERVICES
  FUND                               $ (111,201)    $    111,204    $       (3)

SPECIALIZED HEALTH SCIENCES FUND        259,173         (259,173)            0

SPECIALIZED TECHNOLOGY FUND           4,312,832      (15,648,655)   11,335,823

FEDERAL INCOME TAXES

      Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at September 30, 2005.

      At September 30, 2005 estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

                                                            Capital Loss
Fund                                 Year Expires          Carryforwards

SPECIALIZED TECHNOLOGY FUND               2006               12,144,927
                                          2007              122,546,652
                                          2008               21,702,243
                                          2009               48,266,373
                                          2010                  148,978
                                          2011                  445,585

      At September 30, 2004, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

                                                              Deferred
                                                            Post-October
Fund                                                        Capital Loss

SPECIALIZED HEALTH SCIENCES FUND                               443,010

      The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

FORWARD FOREIGN CURRENCY CONTRACTS

      The Fund(s) may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts which have been offset but have not reached their settlement date are included in unrealized gains and losses. At year-end the Funds did not hold any forward foreign currency contracts.

FUTURES CONTRACTS

      The Fund(s) may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At year-end the Funds did not hold any open futures contracts.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

INVESTMENTS SOLD SHORT

      Certain Funds may engage in short-selling to the extent permitted by the Fund's investment policies in attempting to increase investment return. In a short sale transaction, the Fund borrows a security which it then delivers to settle a sale. The Fund is obligated to replace the security borrowed by purchasing the security at current market value at a future date. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, it will maintain daily, a segregated account with a broker and /or custodian, of cash and /or other liquid securities sufficient to cover its short position. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. Securities sold short at September 30, 2005, if any, and their related market values and proceeds are set forth in the Schedule of Investments Sold Short.

REPURCHASE AGREEMENTS

      The Fund(s) may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

      The Fund(s) may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of the securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 35% of the revenues earned on the securities lending activities and incurs all expenses. Effective October 1, 2005, Wells Fargo Bank, N.A. will be receiving 30% of the revenues earned on the securities lending activities and incurs all expenses. The value of the securities on loan and the value of the related collateral at September 30, 2005 are shown on the Statement of Assets and Liabilities.

WRITTEN OPTIONS

      An option is a right to buy or sell a particular security at a specified price within a limited period of time. The writer of the option, in return for a premium received from the seller, has the obligation to sell (in the case of a call option) or buy (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option's value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing options which are exercised or closed is offset against the proceeds or amount paid on the closing transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

      Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values.

      Written options transactions during the year ended September 30, 2005, were as follows:

                                              SPECIALIZED HEALTH SCIENCES FUND
                                             Principal Amount of     Premiums
                                                   Contracts         Received

Call Options Written

OPTIONS AT BEGINNING OF PERIOD                          0          $         0

OPTIONS WRITTEN                                        83               11,644

OPTIONS TERMINATED IN CLOSING TRANSACTIONS            (43)              (6,364)

OPTIONS EXPIRED                                         0                    0

OPTIONS EXERCISED                                       0                    0

OPTIONS AT END OF PERIOD                               40                5,280

NOTES TO FINANCIAL STATEMENTS            WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

                                                SPECIALIZED TECHNOLOGY FUND
                                             Principal Amount of     Premiums
                                                   Contracts         Received

Call Options Written

OPTIONS AT BEGINNING OF PERIOD                        329          $    95,835

OPTIONS WRITTEN                                     3,350            1,798,160

OPTIONS TERMINATED IN CLOSING TRANSACTIONS           (134)            (384,414)

OPTIONS EXPIRED                                    (1,089)            (488,083)

OPTIONS EXERCISED                                    (677)            (245,299)

OPTIONS AT END OF PERIOD                            1,779              776,199

Put Options Written

OPTIONS AT BEGINNING OF PERIOD                      1,531              185,696

OPTIONS WRITTEN                                     3,263              332,318

OPTIONS TERMINATED IN CLOSING TRANSACTIONS         (1,840)            (102,465)

OPTIONS EXPIRED                                    (2,244)            (260,839)

OPTIONS EXERCISED                                       0                    0

OPTIONS AT END OF PERIOD                              710              154,710

3. EXPENSES
--------------------------------------------------------------------------------

ADVISORY FEES

      The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

      Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

                                                 ADVISORY FEES                                             SUB-ADVISORY FEES
                            AVERAGE DAILY        (% OF AVERAGE                          AVERAGE DAILY        (% OF AVERAGE
FUND                         NET ASSETS        DAILY NET ASSETS)     SUB-ADVISER         NET ASSETS        DAILY NET ASSETS)
SPECIALIZED FINANCIAL      $0 - $499 million         0.950          Wells Capital      $0 - $200 million          0.25
SERVICES FUND            $500 - $999 million         0.900            Management     $200 - $400 million          0.20
                          $1 - $2.99 billion         0.850          Incorporated           >$400 million          0.15
                          $3 - $4.99 billion         0.825
                              >$4.99 billion         0.800

SPECIALIZED HEALTH         $0 - $499 million         0.950           RCM Capital       $0 - $100 million          0.95
SCIENCES FUND            $500 - $999 million         0.900         Management LLC    $100 - $500 million          0.65
                          $1 - $2.99 billion         0.850                                 >$500 million          0.60
                          $3 - $4.99 billion         0.825
                              >$4.99 billion         0.800

SPECIALIZED                $0 - $499 million         1.050           RCM Capital        $0 - $50 million          1.00
TECHNOLOGY FUND          $500 - $999 million         1.000         Management LLC     $50 - $100 million          0.70
                          $1 - $2.99 billion         0.950                                 >$100 million          0.55
                          $3 - $4.99 billion         0.925
                              >$4.99 billion         0.900

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

      The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:
                                                                  ADMIN FEES
                                                                (% OF AVERAGE
                              AVERAGE DAILY NET ASSETS        DAILY NET ASSETS)

FUND LEVEL                    $0 - $4.99 billion                    0.05
                              $5 - $9.99 billion                    0.04
                                  >$9.99 billion                    0.03

CLASS A                                                             0.28

CLASS B                                                             0.28

CLASS C                                                             0.28

CLASS Z*                                                            0.45

* April 11, 2005 is commencement of operations.

      The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

      The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to certain transaction charges plus a monthly fee for custody services at the following annual rates:

                                                                 % OF AVERAGE
FUND                                                           DAILY NET ASSETS
SPECIALIZED FINANCIAL SERVICES FUND                                 0.02%

SPECIALIZED HEALTH SERVICES FUND                                    0.07%

SPECIALIZED TECHNOLOGY FUND                                         0.07%

SHAREHOLDER SERVICING FEES

      The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

                                                                  % OF AVERAGE
SHARE CLASS                                                     DAILY NET ASSETS

CLASS A, CLASS B, CLASS C, CLASS Z                                  0.25%

      For the year ended September 30, 2005, shareholder servicing fees paid were as follows:

FUND                                   CLASS A     CLASS B   CLASS C   CLASS Z

SPECIALIZED FINANCIAL SERVICES FUND   $1,065,239   $19,016   $ 3,847   $  N/A

SPECIALIZED HEALTH SERVICES FUND          30,451    40,504     4,859      N/A

SPECIALIZED TECHNOLOGY FUND              280,692    74,034    15,036    107,347

DISTRIBUTION FEES

      The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

      Prior to April 11, 2005, Stephens, Inc. served as distributor to the applicable Funds and received distribution fees at an annual rate of 0.75% of average daily net assets of the funds' Class B and Class C shares.

      For the year ended September 30, 2005, distribution fees incurred are disclosed on the Statements of Operations.

OTHER FEES

      PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

NOTES TO FINANCIAL STATEMENTS              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

WAIVED FEES AND REIMBURSED EXPENSES

      All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year ended September 30, 2005, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund(s). Net operating expense ratios during the period were as follows:

                                           NET OPERATING EXPENSE RATIOS
FUND                                  Class A    Class B    Class C    Class Z

SPECIALIZED FINANCIAL SERVICES FUND    1.35%      2.10%      2.10%       N/A

SPECIALIZED HEALTH SCIENCES FUND       1.65%      2.40%      2.40%       N/A

SPECIALIZED TECHNOLOGY FUND            1.75%      2.50%      2.50%      1.90%

4. INVESTMENT PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

      Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the year ended September 30, 2005, were as follows:

FUND                                        PURCHASES AT COST   SALES PROCEEDS
SPECIALIZED FINANCIAL SERVICES FUND         $     207,470,666   $  327,276,975
SPECIALIZED HEALTH SERVICES FUND                   58,609,485       66,795,710
SPECIALIZED TECHNOLOGY FUND                       480,764,874      535,692,693

5. BANK BORROWINGS
--------------------------------------------------------------------------------

      Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the year ended September 30, 2005, there were no borrowings by Specialty Funds under the agreement.

6. DISTRIBUTION TO SHAREHOLDERS
--------------------------------------------------------------------------------

      The tax character of distributions paid during the years ended September 30, 2005 and September 30, 2004, was as follows:

                                        ORDINARY        LONG-TERM        DIVIDEND PAID
                                         INCOME        CAPITAL GAIN      ON REDEMPTION       TOTAL
FUND                                      2005             2005              2005            2005
SPECIALIZED FINANCIAL SERVICES FUND   $   22,054,086   $   17,729,284   $            0   $   39,783,370

SPECIALIZED HEALTH SERVICES FUND                 236           67,405                0           67,641

                                         ORDINARY        LONG-TERM       DIVIDEND PAID
                                          INCOME        CAPITAL GAIN     ON REDEMPTION        TOTAL
FUND                                       2004             2004             2004             2004
SPECIALIZED FINANCIAL SERVICES FUND   $   11,070,670   $   94,074,364   $    3,823,729   $  108,968,763

      As of September 30, 2005, the components of distributable earnings on a tax basis are shown in the table below. The difference between book basis and tax basis appreciation is attributable to deferred loss on wash sale, post October losses and capital loss carryover adjustments.

                                         UNDISTRIBUTED   UNDISTRIBUTED     UNREALIZED
                                            ORDINARY       LONG-TERM      APPRECIATION    CAPITAL LOSS
FUND                                         INCOME           GAIN       (DEPRECIATION)  CARRYFORWARD*        TOTAL
SPECIALIZED FINANCIAL SERVICES FUND      $   3,831,637   $  12,195,367   $  63,021,853   $           0   $  79,048,857

SPECIALIZED HEALTH SERVICES FUND               736,048               0       1,127,491        (443,010)      1,420,529

SPECIALIZED TECHNOLOGY FUND                          0               0      29,901,147    (205,254,758)   (175,353,611)

      * This amount includes the post-October loss, which will reverse on the first day of the following fiscal year.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS              NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 7. LEGAL AND REGULATORY MATTERS
--------------------------------------------------------------------------------

      In 2004, the predecessor Strong Funds' prior investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the Securities and Exchange Commission and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement imposed fee reductions across the predecessor fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

                                           WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

      We have audited the accompanying statements of assets and liabilities, including the portfolio of investments, of the Specialized Financial Services Fund, Specialized Health Sciences Fund, and Specialized Technology Fund, (collectively the "Funds"), three of the funds constituting the Wells Fargo Funds Trust, as of September 30, 2005, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Specialized Financial Services Fund for the two years ended December 31, 2001 were audited by other auditors whose report dated February 1, 2002 expressed an unqualified opinion on those financial highlights.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2005, by correspondence with custodians and brokers. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the aforementioned funds of the Wells Fargo Funds Trust as of September 30, 2005, the results of their operations, the changes in their net assets, and their financial highlights for the periods indicated in the paragraph above, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Philadelphia, Pennsylvania
November 22, 2005

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

      Pursuant to Section 854(b)(2) of the Internal Revenue Code, the Specialized Financial Services Fund and Specialized Health Sciences Fund designate 50.14% and 31.00%, respectively, of the ordinary income dividends distributed during the year as qualifying for the corporate dividend-received deduction.

      Pursuant to Section 852(b)(3) of the Internal Revenue Code, the following funds designate capital gain dividends as follows:

                                                                  Capital Gain
Fund                                                           Dividend Declared

SPECIALIZED FINANCIAL SERVICES FUND                                17,729,284

SPECIALIZED HEALTH SCIENCES FUND                                       67,405

      The following funds designate the income dividends distributed between October 1, 2004 and September 30, 2005, as qualified dividend income (QDI) as defined in Section 1(h)(11) of the Internal Revenue Code, as follows:

                                                               % Qualifying Divd
Fund                                                                for QDI

SPECIALIZED FINANCIAL SERVICES FUND                                  47.67%

SPECIALIZED HEALTH SCIENCES FUND                                     49.00%

OTHER INFORMATION (UNAUDITED)              WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

PROXY VOTING INFORMATION

      A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how to obtain the results of such voting during the most recent 12-month period ended June 30, is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

      The complete portfolio holdings for each Fund are publicly available on the Funds' Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds' Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

      The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 139 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Thomas S. Goho            Trustee, since 1987         Associate Professor of Finance,                   None
63                                                    Wake Forest University,
                                                      Calloway School of Business
                                                      and Accountancy.
-------------------------------------------------------------------------------------------------------------------
Peter G. Gordon           Trustee, since 1998         Chairman, CEO, and Co-                            None
63                        (Chairman, since 2001)      Founder of Crystal Geyser
                                                      Water Company and President
                                                      of Crystal Geyser Roxane
                                                      Water Company.
-------------------------------------------------------------------------------------------------------------------
Richard M. Leach          Trustee, since 1987         Retired. President of                             None
72                                                    Richard M. Leach Associates
                                                      (a financial consulting firm).
-------------------------------------------------------------------------------------------------------------------
Timothy J. Penny          Trustee, since 1996         Senior Counselor to the                           None
53                                                    public relations firm of
                                                      Himle-Horner and Senior Fellow
                                                      at the Humphrey Institute,
                                                      Minneapolis, Minnesota (a
                                                      public policy organization).
-------------------------------------------------------------------------------------------------------------------
Donald C. Willeke         Trustee, since 1996         Principal of the law firm of                      None
65                                                    Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------------

INTERESTED TRUSTEE**

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
J. Tucker Morse           Trustee, since 1987         Private Investor/Real Estate                      None
61                                                    Developer; Chairman of White
                                                      Point Capital, LLC.
-------------------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                          OTHER INFORMATION
--------------------------------------------------------------------------------

OFFICERS

                          POSITION HELD AND           PRINCIPAL OCCUPATIONS DURING
NAME AND AGE              LENGTH OF SERVICE ***       PAST FIVE YEARS                           OTHER DIRECTORSHIPS
-------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch          President, since 2003       Executive Vice President of                       None
46                                                    Wells Fargo Bank, N.A.
                                                      President of Wells Fargo
                                                      Funds Management, LLC. Senior
                                                      Vice President and Chief
                                                      Administrative Officer of
                                                      Wells Fargo Funds Management,
                                                      LLC from 2001 to 2003. Vice
                                                      President of Wells Fargo
                                                      Bank, N.A. from 1997 to 2000.
-------------------------------------------------------------------------------------------------------------------
Stacie D. DeAngelo        Treasurer, since 2003       Senior Vice President of                          None
36                                                    Wells Fargo Bank, N.A. and
                                                      Senior Vice President of
                                                      Operations for Wells Fargo
                                                      Funds Management, LLC. Prior
                                                      there to, Operations Manager
                                                      at Scudder Weisel Capital, LLC
                                                      from 2000 to 2001 and
                                                      Director of Shareholder Services
                                                      at BISYS Fund Services from
                                                      1999 to 2000.
-------------------------------------------------------------------------------------------------------------------
C. David Messman          Secretary, since 2000       Vice President and Managing                       None
45                                                    Senior Counsel of Wells Fargo
                                                      Bank, N.A. and Senior Vice
                                                      President and Secretary of
                                                      Wells Fargo Funds Management,
                                                      LLC. Vice President and Senior
                                                      Counsel of Wells Fargo Bank,
                                                      N.A. from 1996 to 2003.
-------------------------------------------------------------------------------------------------------------------

* The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds' website at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

** As of September 2005, one of the six Trustees is considered an "interested person" of the Trusts as 30, defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC. Robert C. Brown was an interested Trustee prior to his retirement on April 5, 2005.

*** Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

OTHER INFORMATION                          WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AND SUB-ADVISORY
AGREEMENTS:

SPECIALIZED FINANCIAL SERVICES FUND, SPECIALIZED HEALTH SCIENCES FUND AND SPECIALIZED TECHNOLOGY FUND
--------------------------------------------------------------------------------

      Section 15(c) of the Investment Company Act of 1940 (the "1940 Act") contemplates that the Board of Trustees (the "Board") of Wells Fargo Funds Trust (the "Trust"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not "interested persons" of the Trust, as defined in the 1940 Act (the "Independent Trustees"), will annually review and consider the continuation of the investment advisory and sub-advisory agreements. In this regard, the Board reviewed and re-approved, during the most recent six months covered by this report: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC ("Funds Management") for the Specialized Financial Services Fund, Specialized Health Sciences Fund and Specialized Technology Fund (the "Funds");
(ii) an investment sub-advisory agreement with Wells Capital Management Incorporated ("Wells Capital Management") for the Specialized Financial Services Fund; and (iii) an investment sub-advisory agreement with RCM Capital Management ("RCM") for the Specialized Health Sciences Fund and Specialized Technology Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreements with Wells Capital Management and RCM (the "Sub-Advisers") are collectively referred to as the "Advisory Agreements."

      More specifically, at a meeting held on April 4, 2005, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES

      The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. Responses of Funds Management and the Sub-Advisers to a detailed set of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees were provided to the Board. The Board reviewed and considered the data and information, which included, among other things, information about the background and experience of the senior management and the expertise of the investment personnel of Funds Management and the Sub-Advisers.

      The Board considered the ability of Funds Management and the Sub-Advisers, based on their respective resources, reputations and other attributes, to attract and retain highly qualified investment professionals, including research, advisory, and supervisory personnel. In this connection, the Board considered information regarding each of Funds Management's and the Sub-Adviser's compensation for its personnel involved in the management of the Funds. In addition, the Board considered the effects of certain personnel changes in light of the acquisition of certain of the asset management arrangements of Strong Capital Management, Inc. by Wells Fargo & Company.

      The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates. In considering these matters, the Board considered not only the specific information presented in connection with the meeting, but also the knowledge gained over the course of interacting with Funds Management, including with respect to Funds Management's oversight of service providers, such as the investment sub-advisers.

      Based on the above factors, together with those referenced below, the Board concluded that it was generally satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and the Sub-Advisers.

FUND PERFORMANCE AND EXPENSES

      The Board considered the performance results for each of the Funds over various time periods. The Board also considered these results in comparison to the median performance results of the group of funds that was determined to be the most similar to a given Fund (the "Peer Group") and to the median performance of a broader universe of relevant funds (the "Universe"), as well as to each Fund's benchmark index. Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Peer Group and Universe for each Fund. The Board was provided with a description of the methodology used by Lipper to select the mutual funds in each Fund's Peer Group and Universe. The Board noted that the performance of the Specialized Health Sciences Fund and Specialized Technology Fund was better than the median performance of each Fund's Peer Group for all time periods. The Board noted that the Specialized Financial Services Fund's performance was lower than the median performance of the Fund's Peer Group for all time periods and required further review. Upon further review, the Board noted that there had been a portfolio manager change for the Specialized Financial Services Fund during the past few months and that the new manager was taking a more diversified approach in selecting investments for the Fund.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                          OTHER INFORMATION
--------------------------------------------------------------------------------

      The Board received and considered information regarding each Fund's net operating expense ratio and its various components, including contractual advisory fees, actual advisory fees, actual non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees, fee waivers/caps and/or expense reimbursements. The Board also considered comparisons of these fees to the expense information for each Fund's Peer Group and Universe, which comparative data was provided by Lipper. The Board noted that the net operating expense ratios of the Funds were lower than, or not appreciably higher than, the Funds' Peer Groups' median net operating expense ratios.

      Management also discussed the Lipper data and rankings, and other relevant information, for the Funds. Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreements for the Funds.

INVESTMENT ADVISORY AND SUB-ADVISORY FEE RATES

      The Board reviewed and considered the contractual investment advisory fee rates payable by the Funds to Funds Management for investment advisory services, both on a stand-alone basis and on a combined basis with the Funds' administration fee rates (the "Advisory Agreement Rates"). The Board took into account the separate administrative services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates (the "Sub-Advisory Agreement Rates") payable by Funds Management to the Sub-Advisers for investment sub-advisory services. In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the "Net Advisory Rates").

      The Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of the other funds in the Peer Group. The Board noted that the Advisory Agreement Rates and the Net Advisory Rates for the Funds were lower than, or not appreciably higher than, the median rates of each Fund's respective Peer Group. In addition, the Board concluded that the combined investment advisory/administration fee rates for the Funds (before and after waivers/caps and/or expense reimbursements) were each reasonable in relation to each Fund's respective Peer Group, and reasonable in relation to the services provided.

      The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were fair and equitable, based on its consideration of the factors described above.

PROFITABILITY

      The Board received and considered a detailed profitability analysis of Funds Management based on the Advisory Agreement Rates and the Net Advisory Rates, as well as on other relationships between the Funds and Funds Management and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Funds, the profits and other ancillary benefits that Funds Management and its affiliates received with regard to providing these services to the Funds were not unreasonable. The Board did not consider a separate profitability analysis of Wells Capital Management, as its separate profitability from its relationship with the Specialized Financial Services Fund was not a material factor in determining whether to renew the agreement. The Board did not consider profitability information with respect to RCM, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to RCM had been negotiated by Funds Management on an arms length basis and that RCM's separate profitability from its relationship with the Specialized Health Sciences and Specialized Technology Fund was not a material factor in determining whether to renew the agreements.

ECONOMIES OF SCALE

      The Board received and considered general information regarding whether there have been economies of scale with respect to the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board acknowledged the inherent limitations of any analysis of an investment adviser's economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board's understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund. The Board concluded that any actual or potential economies of scale are, or will be, shared reasonably with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints, which are applicable to the Funds.

OTHER INFORMATION                          WELLS FARGO ADVANTAGE SPECIALTY FUNDS
--------------------------------------------------------------------------------

INFORMATION ABOUT SERVICES TO OTHER CLIENTS

      The Board also received and considered information about the nature, extent and quality of services and fee rates offered by Funds Management to other similarly situated series within the Trust, and those offered by the Sub-Advisers to other clients, including other registered investment companies and separate accounts. The Board concluded that the Advisory Agreement Rates, the Sub-Advisory Agreement Rates and the Net Advisory Rates were within a reasonable range of the fee rates offered to others by Funds Management and the Sub-Advisers, giving effect to differences in services covered by such fee rates.

OTHER BENEFITS TO FUNDS MANAGEMENT AND THE SUB-ADVISERS

      The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Funds. Such benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Funds and benefits potentially derived from an increase in the business of Funds Management and the Sub-Advisers as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers and their affiliates).

      The Board also considered the effectiveness of policies of the Funds in achieving the best execution of portfolio transactions, whether and to what extent soft dollar credits are sought and how any such credits are utilized, potential benefits that may be realized by using an affiliated broker, and the controls applicable to brokerage allocation procedures. The Board also took note of the policies of the Sub-Advisers regarding the allocation of portfolio investment opportunities among the Funds and other clients.

OTHER FACTORS AND BROADER REVIEW

      The Board also considered the markets for distribution of the Funds, including the principal channels through which the Funds' shares are offered and sold. The Board noted that the Funds are now part of one of the few fund families that have both direct-to-fund and intermediary distribution.

      As discussed above, the Board reviewed detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also regularly reviews and assesses the quality of the services that the Funds receive throughout the year. In this regard, the Board reviews reports of Funds Management and the Sub-Advisers at least quarterly, which include, among other things, a detailed portfolio review, and detailed fund performance reports. In addition, the Board meets with the portfolio managers of the Funds at various times throughout the year.

      After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for each of the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements.

WELLS FARGO ADVANTAGE SPECIALTY FUNDS                      LIST OF ABBREVIATIONS
--------------------------------------------------------------------------------

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG         -- Association of Bay Area Governments
ADR          -- American Depository Receipts
AMBAC        -- American Municipal Bond Assurance Corporation
AMT          -- Alternative Minimum Tax
ARM          -- Adjustable Rate Mortgages
BART         -- Bay Area Rapid Transit
CDA          -- Community Development Authority
CDSC         -- Contingent Deferred Sales Charge
CGIC         -- Capital Guaranty Insurance Company
CGY          -- Capital Guaranty Corporation
CMT          -- Constant Maturity Treasury
COFI         -- Cost of Funds Index
Connie Lee   -- Connie Lee Insurance Company
COP          -- Certificate of Participation
CP           -- Commercial Paper
CTF          -- Common Trust Fund
DW&P         -- Department of Water & Power
DWR          -- Department of Water Resources
EDFA         -- Education Finance Authority
FFCB         -- Federal Farm Credit Bank
FGIC         -- Financial Guaranty Insurance Corporation
FHA          -- Federal Housing Authority
FHLB         -- Federal Home Loan Bank
FHLMC        -- Federal Home Loan Mortgage Corporation
FNMA         -- Federal National Mortgage Association
FRN          -- Floating Rate Notes
FSA          -- Financial Security Assurance, Inc
GDR          -- Global Depository Receipt
GNMA         -- Government National Mortgage Association
GO           -- General Obligation
HFA          -- Housing Finance Authority
HFFA         -- Health Facilities Financing Authority
IDA          -- Industrial Development Authority
IDR          -- Industrial Development Revenue
LIBOR        -- London Interbank Offered Rate
LLC          -- Limited Liability Corporation
LOC          -- Letter of Credit
LP           -- Limited Partnership
MBIA         -- Municipal Bond Insurance Association
MFHR         -- Multi-Family Housing Revenue
MUD          -- Municipal Utility District
MTN          -- Medium Term Note
PCFA         -- Pollution Control Finance Authority
PCR          -- Pollution Control Revenue
PFA          -- Public Finance Authority
PLC          -- Private Placement
PSFG         -- Public School Fund Guaranty
RAW          -- Revenue Anticipation Warrants
RDA          -- Redevelopment Authority
RDFA         -- Redevelopment Finance Authority
R&D          -- Research & Development
SFHR         -- Single Family Housing Revenue
SFMR         -- Single Family Mortgage Revenue
SLMA         -- Student Loan Marketing Association
STEERS       -- Structured Enhanced Return Trust
TBA          -- To Be Announced
TRAN         -- Tax Revenue Anticipation Notes
USD          -- Unified School District
V/R          -- Variable Rate
WEBS         -- World Equity Benchmark Shares
XLCA         -- XL Capital Assurance

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

                -----------------------------------------------------
                NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
                -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                           www.wellsfargo.com/advantagefunds     RT53227 11-05
                                                               ASFLD/AR113 09-05

                                                               [LOGO]
                                                               WELLS  ADVANTAGE
                                                               FARGO  FUNDS

                                                              SEPTEMBER 30, 2005

                                                                 Annual Report

         WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

         Wells Fargo Advantage Mid Cap Growth Fund

         Wells Fargo Advantage Small Cap Growth Fund

         Wells Fargo Advantage Small Cap Opportunities Fund

PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005

                             WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT &
  RELATED SERVICES - 6.24%
   34,000   GEN-PROBE INCORPORATED+                              $    1,681,300
  110,483   NAVIGANT CONSULTING INCORPORATED+                         2,116,854
  165,357   RESOURCES CONNECTION INCORPORATED+<<                      4,899,528
   48,056   SFBC INTERNATIONAL INCORPORATED+                          2,133,206

                                                                     10,830,888
                                                                 --------------

FURNITURE & FIXTURES - 2.30%
   30,100   KINETIC CONCEPTS INCORPORATED+<<                          1,709,680
   74,700   MASCO CORPORATION                                         2,291,796

                                                                      4,001,476
                                                                 --------------

HEALTH SERVICES - 4.33%
  100,800   SHIRE PHARMACEUTICALS GROUP PLC ADR<<                     3,728,592
   54,900   SIERRA HEALTH SERVICES INCORPORATED+                      3,780,963

                                                                      7,509,555
                                                                 --------------

HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES - 3.54%
   49,600   STARWOOD HOTELS & RESORTS WORLDWIDE INCORPORATED          2,835,632
   49,804   STATION CASINOS INCORPORATED                              3,304,993

                                                                      6,140,625
                                                                 --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT - 3.25%
   30,101   ACTUANT CORPORATION CLASS A                               1,408,727
   34,800   PENTAIR INCORPORATED                                      1,270,200
   59,900   TEREX CORPORATION+                                        2,960,857

                                                                      5,639,784
                                                                 --------------

INSURANCE AGENTS, BROKERS & SERVICE - 1.08%
   61,500   MARSH & MCLENNAN COMPANIES INCORPORATED                   1,868,985
                                                                 --------------

INSURANCE CARRIERS - 0.72%
   50,000   CENTENE CORPORATION+                                      1,251,500
                                                                 --------------

LEATHER & LEATHER PRODUCTS - 1.43%
   79,100   COACH INCORPORATED+                                       2,480,576
                                                                 --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS:
  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS - 3.92%
  100,900   ADVANCED MEDICAL OPTICS INCORPORATED+                     3,829,155
   25,600   C.R. BARD INCORPORATED                                    1,690,368
   24,400   ROCKWELL AUTOMATION INCORPORATED                          1,290,760

                                                                      6,810,283
                                                                 --------------

MEDICAL MANAGEMENT SERVICES - 1.79%
   36,100   COVENTRY HEALTH CARE INCORPORATED+                        3,105,322
                                                                 --------------

MISCELLANEOUS RETAIL - 3.04%
  295,221   MARVEL ENTERTAINMENT INCORPORATION+<<                     5,275,599
                                                                 --------------

MOTOR FREIGHT TRANSPORTATION & WAREHOUSING - 1.27%
  115,700   HUNT (J.B.) TRANSPORT SERVICES INCORPORATED               2,199,457
                                                                 --------------

WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS

                                  PORTFOLIO OF INVESTMENTS -- SEPTEMBER 30, 2005
--------------------------------------------------------------------------------

   MID CAP GROWTH FUND
--------------------------------------------------------------------------------

SHARES      SECURITY NAME                                             VALUE

NON-DEPOSITORY CREDIT INSTITUTIONS - 1.23%
   97,800   CAPITALSOURCE INCORPORATED+<<                        $    2,132,040
                                                                 --------------

OIL & GAS EXTRACTION - 1.93%
   46,500   RANGE RESOURCES CORPORATION<<                             1,795,365
   34,466   XTO ENERGY INCORPORATED                                   1,561,999

                                                                      3,357,364
                                                                 --------------

PERSONAL SERVICES - 0.51%
   26,344   STEINER LEISURE LIMITED+                                    894,906
                                                                 --------------.

PETROLEUM REFINING & RELATED INDUSTRIES - 0.74%
   19,000   TESORO PETROLEUM CORPORATION                              1,277,560
                                                                 --------------

REAL ESTATE - 3.14%
  110,790   CB RICHARD ELLIS GROUP INCORPORATED CLASS A+              5,450,868
                                                                 --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
  SERVICES - 1.24%
  122,200   E*TRADE FINANCIAL CORPORATION+                            2,150,720
                                                                 --------------

THEATERS & ENTERTAINMENT - 1.48%
  128,600   REGAL ENTERTAINMENT GROUP CLASS A<<                       2,577,144
                                                                 --------------

TRANSPORTATION EQUIPMENT - 4.39%
   34,200   ITT INDUSTRIES INCORPORATED                               3,885,120
   86,600   OSHKOSH TRUCK CORPORATION                                 3,737,656

                                                                      7,622,776
                                                                 --------------

TRANSPORTATION SERVICES - 2.11%
   28,400   CH ROBINSON WORLDWIDE INCORPORATED<<                      1,821,008
   23,600   UTI WORLDWIDE INCORPORATED<<                              1,833,720

                                                                      3,654,728
                                                                 --------------

WATER TRANSPORTATION - 1.50%
   60,200   ROYAL CARIBBEAN CRUISES LIMITED                           2,600,640
                                                                 --------------

WHOLESALE TRADE-DURABLE GOODS - 2.79%
   72,000   CYTYC CORPORATION+                                        1,933,200
   89,195   HUGHES SUPPLY INCORPORATED                                2,907,757

                                                                      4,840,957
                                                                 --------------

TOTAL COMMON STOCKS (COST $151,403,235)                             169,866,209
                                                                 --------------

COLLATERAL FOR SECURITIES LENDING - 16.90%

COLLATERAL INVESTED IN MONEY MARKET FUNDS - 1.64%
1,562,642   SCUDDER DAILY ASSETS MONEY MARKET FUND                    1,562,642
1,277,594   SHORT TERM INVESTMENT COMPANY MONEY MARKET FUND           1,277,594

                                                                      2,840,236
                                                                 --------------

[LOGO]
WELLS  ADVANTAGE
FARGO  FUNDS

More information about WELLS FARGO ADVANTAGE FUNDS(SM) is available free upon request. To obtain literature, please write, e-mail, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com
Retail Investment Professionals: 888-877-9275
Institutional Investment Professionals: 866-765-0778
Web: www.wellsfargo.com/advantagefunds

This report and the financial statements contained herein are submitted for the general information of the shareholders of the WELLS FARGO ADVANTAGE FUNDS. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222. Please consider the investment objective, risks, charges and expenses of the investment carefully before investing. This and other information about WELLS FARGO ADVANTAGE FUNDS can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for the WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide sub-advisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member NASD/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

(C) 2005 Wells Fargo Advantage Funds, LLC. All rights reserved.

                            www.wellsfargo.com/advantagefunds   RT53266 11-05
                                                              ASMCLD/AR122 09-05



ITEM 2. CODE OF ETHICS
======================

As of the end of the period, September 30, 2005, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT
========================================

The Board of Trustees of Wells Fargo Funds Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================

(a)
AUDIT FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2004 and September 30, 2005 for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

      For the fiscal years ended September 30, 2004 and September 30, 2005, the Audit Fees were $937,715 and $1,664,800, respectively.

(b)
AUDIT-RELATED FEES - There were no audit-related fees incurred for the fiscal years ended September 30, 2004 and September 30, 2005 for assurance and related services by the principal accountant for the Registrant.

(c)
TAX FEES - Provided below are the aggregate fees billed for the fiscal years ended September 30, 2004 and September 30, 2005 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

      For the fiscal years ended September 30, 2004 and September 30, 2005, the Tax Fees were $76,500 and $84,325, respectively. The incurred Tax Fees are comprised of excise tax review services.

      For the fiscal years ended September 30, 2004 and September 30, 2005, the Tax Fees were $116,623 and $209,514, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d)
ALL OTHER FEES - There were no other fees incurred for the fiscal years ended September 30, 2004 and September 30, 2005.

(e)(1)
The Chairman of the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (the "Funds"); (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors ("Auditors") if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund's investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the
Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2)
Not Applicable.

(f)
Not Applicable.

(g)
Provided below are the aggregate non-audit fees billed for the fiscal years ended September 30, 2004 and September 30, 2005, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

      For the fiscal years ended September 30, 2004 and September 30, 2005, the Registrant incurred non-audit fees in the amount of $77,000 and $115,000, respectively. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A., the Funds' custodian.

      For the fiscal years ended September 30, 2004 and September 30, 2005, the Registrant's investment adviser incurred non-audit fees in the amount of $25,000 and $148,500 respectively. The non-audit fees consist of procedure reviews for pending mergers associated with fund reorganizations.

(h)
The Registrant's audit committee of the board of directors has determined that non-audit services rendered to the registrant's investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEMS 5-6. [RESERVED]
=====================

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=========================================================================

Not applicable.

ITEM 8. [RESERVED]
==================

ITEM 9. CONTROLS AND PROCEDURES
===============================

(a)(i) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS
=================

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                             Wells Fargo Funds Trust

                                             By: /s/ Karla M. Rabusch

                                                 Karla M. Rabusch
                                                 President

Date: November 23, 2005

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


                                             Wells Fargo Funds Trust

                                             By: /s/ Stacie D. DeAngelo

                                                 Stacie D. DeAngelo
                                                 Treasurer

Date: November 23, 2005